UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II

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(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MASSACHUSETTS 02116

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(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 200 BERKELEY STREET, BOSTON, MASSACHUSETTS 02116

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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 543-9634

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Date of fiscal year end: August 31

Date of reporting period: February 29, 2024

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared the following semiannual reports to shareholders for the period ended February 29, 2024:

•John Hancock Alternative Assets Allocation Fund

•John Hancock Blue Chip Growth Fund

•John Hancock Emerging Markets Debt Fund

•John Hancock Emerging Markets Fund

•John Hancock Equity Income Fund

•John Hancock Floating Rate Income Fund

•John Hancock Fundamental Global Franchise Fund

•John Hancock Global Equity Fund

•John Hancock International Small Company Fund

•John Hancock Multi-Asset High Income Fund

•John Hancock New Opportunities Fund

•John Hancock Opportunistic Fixed Income Fund

•John Hancock Real Estate Securities Fund

•John Hancock Small Cap Dynamic Growth Fund

•John Hancock Small Cap Value Fund

•John Hancock Strategic Income Opportunities Fund

•John Hancock Funds II - Underlying Funds Capital Appreciation Fund

Capital Appreciation Value Fund Core Bond Fund

Health Sciences Fund High Yield Fund

International Strategic Equity Allocation Fund

Mid Value Fund

Science & Technology Fund

U.S. Sector Rotation Fund

Semiannual report
John Hancock
Alternative Asset Allocation Fund
Alternative
February 29, 2024
Beginning on July 24, 2024, as required by regulations adopted by the U.S. Securities and Exchange Commission, open-end mutual funds and ETFs will transmit tailored annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in shareholder reports transmitted to shareholders, but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

A message to shareholders
Dear shareholder,
Both stocks and bonds largely posted gains during the six months ended February 29, 2024. Concerns that interest rates would need to stay higher for longer led to a sharp increase in bond yields and weighed heavily on investor sentiment through late October. These worries rapidly dissipated in November, however, following a stretch of favorable inflation readings and more dovish comments from central bank officials. Stocks moved quickly off their previous lows in response and the U.S. Federal Reserve added fuel to the rally in December by indicating that the central bank may begin to cut rates later in 2024. Stocks surged in response, and the momentum continued through the end of the period. International stocks also gained, but their performance wasn’t as robust. Short- and intermediate-term bond yields fell, while longer-term yields were flat to slightly higher. High-yield and investment-grade corporate bonds delivered the strongest returns for the period.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Alternative Asset Allocation Fund

2	Your fund at a glance
3	Portfolio summary
4	Your expenses
6	Fund’s investments
8	Financial statements
12	Financial highlights
18	Notes to financial statements
27	More information
SEMIANNUAL REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term growth of capital.
AVERAGE ANNUAL TOTAL RETURNS AS OF 2/29/2024 (%)

The HFRX Global Hedge Fund Index comprises funds representing all main hedge fund strategies, with underlying asset-weighted strategies based on the distribution of assets in the hedge fund industry.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | SEMIANNUAL REPORT

Portfolio summary
ASSET ALLOCATION AS OF 2/29/2024 (% of net assets)
Affiliated investment companies	60.3
Absolute return strategies	33.9
Alternative investment approaches	18.7
Alternative markets	7.7
Unaffiliated investment companies	35.6
Absolute return strategies	20.3
Alternative investment approaches	12.8
Alternative markets	2.5
Short-term investments and other	4.1
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	3

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2023, with the same investment held until February 29, 2024.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2024, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2023, with the same investment held until February 29, 2024. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
4	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2023	Ending value on 2-29-2024	Expenses paid during period ended 2-29-2024[1]	Annualized expense ratio[2]
Class A	Actual expenses/actual returns	$1,000.00	$1,033.30	$3.89	0.77%
	Hypothetical example	1,000.00	1,021.00	3.87	0.77%
Class C	Actual expenses/actual returns	1,000.00	1,030.30	7.42	1.47%
	Hypothetical example	1,000.00	1,017.60	7.37	1.47%
Class I	Actual expenses/actual returns	1,000.00	1,034.90	2.38	0.47%
	Hypothetical example	1,000.00	1,022.50	2.36	0.47%
Class R2	Actual expenses/actual returns	1,000.00	1,033.20	4.30	0.85%
	Hypothetical example	1,000.00	1,020.60	4.27	0.85%
Class R4	Actual expenses/actual returns	1,000.00	1,034.20	3.03	0.60%
	Hypothetical example	1,000.00	1,021.90	3.02	0.60%
Class R6	Actual expenses/actual returns	1,000.00	1,036.00	1.77	0.35%
	Hypothetical example	1,000.00	1,023.10	1.76	0.35%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
[2]	Ratios do not include fees and expenses indirectly incurred by the underlying funds and can vary based on mixed of underlying funds held by the fund.
SEMIANNUAL REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	5

Fund’s investments
AS OF 2-29-24 (unaudited)
	Shares	Value
Affiliated investment companies (A) 60.3%		$472,470,734
(Cost $453,744,663)
Absolute return strategies 33.9%		265,173,568
Diversified Macro, Class NAV, JHIT (Graham)	6,482,663	62,492,867
IQ Merger Arbitrage ETF (B)	984,199	30,834,955
Multi-Asset Absolute Return, Class NAV, JHF II (NIMNAI) (C)	9,897,194	101,545,213
The Arbitrage Fund, Class I (B)	5,350,117	70,300,533
Alternative investment approaches 18.7%		146,528,005
Seaport Long/Short, Class NAV, JHIT (Wellington)	7,269,279	85,922,873
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (D)	6,127,920	60,605,132
Alternative markets 7.7%		60,769,161
Infrastructure, Class NAV, JHIT (Wellington)	2,830,191	37,245,310

Invesco DB Precious Metals Fund (B)	478,483	23,523,851
Unaffiliated investment companies 35.6%		$278,319,561
(Cost $256,596,719)
Absolute return strategies 20.3%		158,400,089
Calamos Market Neutral Income Fund	3,810,403	54,679,284
Victory Market Neutral Income Fund	7,616,602	64,664,954
Virtus AlphaSimplex Managed Futures Strategy Fund	4,072,560	39,055,851
Alternative investment approaches 12.8%		100,357,047
JPMorgan Hedged Equity Fund	3,382,442	100,357,047
Alternative markets 2.5%		19,562,425
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (E)	732,682	9,715,363
Vanguard Real Estate ETF	115,103	9,847,062

	Yield (%)	Shares	Value
Short-term investments 4.3%			$33,818,850
(Cost $33,794,924)
Short-term funds 4.3%			33,818,850
John Hancock Collateral Trust (F)	5.2759(G)	3,381,749	33,818,850

Total investments (Cost $744,136,306) 100.2%	$784,609,145
Other assets and liabilities, net (0.2%)	(1,674,193)
Total net assets 100.0%	$782,934,952

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
6	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Security Abbreviations and Legend
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to financial statements.
(C)	Non-income producing.
(D)	The subadvisor is an affiliate of the advisor.
(E)	All or a portion of this security is on loan as of 2-29-24.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $2,589,068.
(G)	The rate shown is the annualized seven-day yield as of 2-29-24.
At 2-29-24, the aggregate cost of investments for federal income tax purposes was $760,030,333. Net unrealized appreciation aggregated to $24,578,812, of which $30,859,494 related to gross unrealized appreciation and $6,280,682 related to gross unrealized depreciation.
Subadvisors of Affiliated Underlying Funds
Graham Capital Management, L.P.	(Graham)
Manulife Investment Management (US) LLC	(MIM US)
Nordea Investment Management North America, Inc.	(NIMNAI)
Wellington Management Company LLP	(Wellington)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	7

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-29-24 (unaudited)

Assets
Unaffiliated investments, at value (Cost $256,596,719) including $2,521,113 of securities loaned	$278,319,561
Affiliated investments, at value (Cost $487,539,587)	506,289,584
Total investments, at value (Cost $744,136,306)	784,609,145
Dividends receivable	320,354
Receivable for fund shares sold	1,947,334
Receivable for investments sold	261,883
Receivable for securities lending income	2,185
Receivable from affiliates	1,881
Other assets	107,145
Total assets	787,249,927
Liabilities
Due to custodian	250,526
Payable for investments purchased	541,106
Payable for fund shares repurchased	753,884
Payable upon return of securities loaned	2,606,415
Payable to affiliates
Accounting and legal services fees	43,943
Transfer agent fees	69,296
Distribution and service fees	234
Trustees’ fees	434
Other liabilities and accrued expenses	49,137
Total liabilities	4,314,975
Net assets	$782,934,952
Net assets consist of
Paid-in capital	$795,010,666
Total distributable earnings (loss)	(12,075,714)
Net assets	$782,934,952

8	JOHN HANCOCK Alternative Asset Allocation Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES 2-29-24 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($59,256,177 ÷ 3,862,517 shares)[1]	$15.34
Class C ($6,323,964 ÷ 410,770 shares)[1]	$15.40
Class I ($687,194,064 ÷ 44,770,923 shares)	$15.35
Class R2 ($1,142,997 ÷ 74,573 shares)	$15.33
Class R4 ($132,218 ÷ 8,603 shares)	$15.37
Class R6 ($28,885,532 ÷ 1,881,116 shares)	$15.36
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$16.15

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	9

STATEMENT OF OPERATIONS For the six months ended 2-29-24 (unaudited)

Investment income
Dividends from affiliated investments	$7,435,502
Dividends	3,597,410
Securities lending	28,275
Total investment income	11,061,187
Expenses
Investment management fees	1,714,403
Distribution and service fees	127,932
Accounting and legal services fees	90,624
Transfer agent fees	440,228
Trustees’ fees	9,950
Custodian fees	19,712
State registration fees	63,766
Printing and postage	31,292
Professional fees	37,517
Other	20,491
Total expenses	2,555,915
Less expense reductions	(696,447)
Net expenses	1,859,468
Net investment income	9,201,719
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(295,870)
Affiliated investments	(9,387,675)
Capital gain distributions received from unaffiliated investments	1,806,576
Capital gain distributions received from affiliated investments	2,585,271
(5,291,698)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	3,381,077
Affiliated investments	18,526,899
21,907,976
Net realized and unrealized gain	16,616,278
Increase in net assets from operations	$25,817,997
10	JOHN HANCOCK Alternative Asset Allocation Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-29-24 (unaudited)	Year ended 8-31-23
Increase (decrease) in net assets
From operations
Net investment income	$9,201,719	$20,739,742
Net realized gain (loss)	(5,291,698)	7,875,194
Change in net unrealized appreciation (depreciation)	21,907,976	3,055,803
Increase in net assets resulting from operations	25,817,997	31,670,739
Distributions to shareholders
From earnings
Class A	(1,002,053)	(2,173,302)
Class C	(67,664)	(198,996)
Class I	(12,983,785)	(20,633,976)
Class R2	(19,758)	(27,745)
Class R4	(2,363)	(3,724)
Class R6	(626,428)	(924,684)
Total distributions	(14,702,051)	(23,962,427)
From fund share transactions	13,645,598	108,938,502
Total increase	24,761,544	116,646,814
Net assets
Beginning of period	758,173,408	641,526,594
End of period	$782,934,952	$758,173,408
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	11

Financial highlights
CLASS A SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$15.10	$14.98	$15.70	$14.57	$14.66	$14.51
Net investment income[2,3]	0.16	0.40	0.23	0.07	0.09	0.25
Net realized and unrealized gain (loss) on investments	0.34	0.16	(0.69)	1.17	0.31	0.17
Total from investment operations	0.50	0.56	(0.46)	1.24	0.40	0.42
Less distributions
From net investment income	(0.20)	(0.34)	(0.24)	(0.03)	(0.27)	(0.17)
From net realized gain	(0.06)	(0.10)	(0.02)	(0.08)	(0.22)	(0.10)
Total distributions	(0.26)	(0.44)	(0.26)	(0.11)	(0.49)	(0.27)
Net asset value, end of period	$15.34	$15.10	$14.98	$15.70	$14.57	$14.66
Total return (%)[4,5]	3.33[6]	3.86	(2.95)	8.55	2.74	3.05
Ratios and supplemental data
Net assets, end of period (in millions)	$59	$60	$73	$68	$62	$73
Ratios (as a percentage of average net assets):
Expenses before reductions[7]	0.95[8]	0.95	0.90	0.88	0.88	0.77
Expenses including reductions[7]	0.77[8]	0.76	0.72	0.66	0.66	0.64
Net investment income[3]	1.51[8]	2.69	1.47	0.47	0.63	1.73
Portfolio turnover (%)	14	30	13	25	37	39

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[8]	Annualized.
12	JOHN HANCOCK Alternative Asset Allocation Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$15.10	$14.98	$15.70	$14.58	$14.67	$14.51
Net investment income (loss)[2,3]	0.11	0.29	0.13	(0.03)	(0.01)	0.15
Net realized and unrealized gain (loss) on investments	0.34	0.16	(0.69)	1.16	0.31	0.18
Total from investment operations	0.45	0.45	(0.56)	1.13	0.30	0.33
Less distributions
From net investment income	(0.09)	(0.23)	(0.14)	—	(0.17)	(0.07)
From net realized gain	(0.06)	(0.10)	(0.02)	(0.01)	(0.22)	(0.10)
Total distributions	(0.15)	(0.33)	(0.16)	(0.01)	(0.39)	(0.17)
Net asset value, end of period	$15.40	$15.10	$14.98	$15.70	$14.58	$14.67
Total return (%)[4,5]	3.03[6]	3.11	(3.62)	7.77	2.04	2.37
Ratios and supplemental data
Net assets, end of period (in millions)	$6	$7	$11	$17	$31	$42
Ratios (as a percentage of average net assets):
Expenses before reductions[7]	1.65[8]	1.65	1.60	1.58	1.58	1.47
Expenses including reductions[7]	1.47[8]	1.46	1.41	1.36	1.36	1.34
Net investment income (loss)[3]	0.80[8]	1.93	0.86	(0.21)	(0.06)	1.02
Portfolio turnover (%)	14	30	13	25	37	39

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[8]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	13

CLASS I SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$15.13	$15.01	$15.73	$14.59	$14.68	$14.53
Net investment income[2,3]	0.19	0.43	0.26	0.12	0.14	0.29
Net realized and unrealized gain (loss) on investments	0.33	0.17	(0.67)	1.17	0.30	0.18
Total from investment operations	0.52	0.60	(0.41)	1.29	0.44	0.47
Less distributions
From net investment income	(0.24)	(0.38)	(0.29)	(0.07)	(0.31)	(0.22)
From net realized gain	(0.06)	(0.10)	(0.02)	(0.08)	(0.22)	(0.10)
Total distributions	(0.30)	(0.48)	(0.31)	(0.15)	(0.53)	(0.32)
Net asset value, end of period	$15.35	$15.13	$15.01	$15.73	$14.59	$14.68
Total return (%)[4]	3.49[5]	4.17	(2.66)	8.92	3.04	3.39
Ratios and supplemental data
Net assets, end of period (in millions)	$687	$660	$529	$374	$347	$423
Ratios (as a percentage of average net assets):
Expenses before reductions[6]	0.65[7]	0.65	0.60	0.58	0.58	0.49
Expenses including reductions[6]	0.47[7]	0.46	0.42	0.36	0.36	0.35
Net investment income[3]	1.81[7]	2.90	1.67	0.76	0.95	2.04
Portfolio turnover (%)	14	30	13	25	37	39

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[7]	Annualized.
14	JOHN HANCOCK Alternative Asset Allocation Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$15.08	$14.95	$15.67	$14.55	$14.64	$14.49
Net investment income[2,3]	0.10	0.25	0.22	0.06	0.08	0.24
Net realized and unrealized gain (loss) on investments	0.40	0.30	(0.69)	1.16	0.31	0.17
Total from investment operations	0.50	0.55	(0.47)	1.22	0.39	0.41
Less distributions
From net investment income	(0.19)	(0.32)	(0.23)	(0.02)	(0.26)	(0.16)
From net realized gain	(0.06)	(0.10)	(0.02)	(0.08)	(0.22)	(0.10)
Total distributions	(0.25)	(0.42)	(0.25)	(0.10)	(0.48)	(0.26)
Net asset value, end of period	$15.33	$15.08	$14.95	$15.67	$14.55	$14.64
Total return (%)[4]	3.32[5]	3.82	(3.04)	8.41	2.65	2.95
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$3	$1	$1	$1	$2
Ratios (as a percentage of average net assets):
Expenses before reductions[6]	1.04[7]	1.04	0.99	0.95	0.96	0.87
Expenses including reductions[6]	0.85[7]	0.85	0.81	0.74	0.75	0.74
Net investment income[3]	0.68[7]	1.67	1.45	0.38	0.54	1.67
Portfolio turnover (%)	14	30	13	25	37	39

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	15

CLASS R4 SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$15.14	$15.01	$15.73	$14.60	$14.69	$14.54
Net investment income[2,3]	0.18	0.41	0.21	0.10	0.07	0.27
Net realized and unrealized gain (loss) on investments	0.33	0.18	(0.64)	1.16	0.35	0.18
Total from investment operations	0.51	0.59	(0.43)	1.26	0.42	0.45
Less distributions
From net investment income	(0.22)	(0.36)	(0.27)	(0.05)	(0.29)	(0.20)
From net realized gain	(0.06)	(0.10)	(0.02)	(0.08)	(0.22)	(0.10)
Total distributions	(0.28)	(0.46)	(0.29)	(0.13)	(0.51)	(0.30)
Net asset value, end of period	$15.37	$15.14	$15.01	$15.73	$14.60	$14.69
Total return (%)[4]	3.42[5]	4.06	(2.78)	8.70	2.91	3.22
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]	$—[6]	$—[6]	$—[6]	$—[6]	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions[7]	0.88[8]	0.89	0.84	0.83	0.81	0.73
Expenses including reductions[7]	0.60[8]	0.60	0.56	0.51	0.50	0.50
Net investment income[3]	1.74[8]	2.75	1.41	0.68	0.45	1.76
Portfolio turnover (%)	14	30	13	25	37	39

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[8]	Annualized.
16	JOHN HANCOCK Alternative Asset Allocation Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$15.14	$15.02	$15.74	$14.60	$14.69	$14.54
Net investment income[2,3]	0.20	0.45	0.27	0.13	0.14	0.32
Net realized and unrealized gain (loss) on investments	0.34	0.17	(0.66)	1.18	0.32	0.16
Total from investment operations	0.54	0.62	(0.39)	1.31	0.46	0.48
Less distributions
From net investment income	(0.26)	(0.40)	(0.31)	(0.09)	(0.33)	(0.23)
From net realized gain	(0.06)	(0.10)	(0.02)	(0.08)	(0.22)	(0.10)
Total distributions	(0.32)	(0.50)	(0.33)	(0.17)	(0.55)	(0.33)
Net asset value, end of period	$15.36	$15.14	$15.02	$15.74	$14.60	$14.69
Total return (%)[4]	3.60[5]	4.25	(2.55)	9.02	3.15	3.49
Ratios and supplemental data
Net assets, end of period (in millions)	$29	$28	$27	$21	$22	$26
Ratios (as a percentage of average net assets):
Expenses before reductions[6]	0.54[7]	0.54	0.49	0.48	0.46	0.37
Expenses including reductions[6]	0.35[7]	0.35	0.31	0.26	0.25	0.24
Net investment income[3]	1.99[7]	2.99	1.74	0.88	1.01	2.23
Portfolio turnover (%)	14	30	13	25	37	39

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	17

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Alternative Asset Allocation Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital.
The fund operates as a “fund of funds", investing in affiliated underlying funds of the Trust, other series of the Trust, other funds in John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at sec.gov. John Hancock underlying funds’ shareholder reports are also available without charge by calling 800-225-5291 or visiting jhinvestments.com. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. ETFs held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
18	JOHN HANCOCK Alternative Asset Allocation Fund | SEMIANNUAL REPORT

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of February 29, 2024, all investments are categorized as Level 1 under the hierarchy described above.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the SEC as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation
SEMIANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	19

from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 29, 2024, the fund loaned securities valued at $2,521,113 and received $2,606,415 of cash collateral.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 29, 2024, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 29, 2024 were $2,979.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2023, the fund has a short-term capital loss carryforward of $11,026,909 and a long-term capital loss carryforward of $17,428,807 available to offset future net realized capital gains. These carryforwards do not expire.
As of August 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
20	JOHN HANCOCK Alternative Asset Allocation Fund | SEMIANNUAL REPORT

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to partnerships and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund pays the Advisor a management fee for its services to the fund. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets).
Management fees are determined in accordance with the following schedule:
	First $5.0 billion of average net assets	Excess over $5.0 billion of average net assets
Assets in a fund of the Trust or JHF III	0.100%	0.075%
Other assets	0.550%	0.525%
The Advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which “Other expenses” of the fund exceed 0.04% of the average net assets of the fund. “Other expenses” means all of the expenses of the fund, excluding: management fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
SEMIANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	21

The Advisor has contractually agreed to reduce its management fee by 0.05% of the fund’s average daily net assets up to $5 billion, and by 0.025% of the fund’s average daily net assets over $5 billion. The current expense limitation agreement expires on December 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has also contractually agreed to waive its management fee for the fund so that the aggregate advisory fee retained by the Advisor with respect to both the fund and its underlying investments (after payment of subadvisory fees) does not exceed 0.55% of the fund’s first $5 billion of average daily net assets and 0.525% of the fund’s average daily net assets in excess of $5 billion. This agreement expires on December 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 29, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$54,793
Class C	6,275
Class I	606,353
Class R2	1,906
Class	Expense reduction
Class R4	$113
Class R6	26,946
Total	$696,386

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 29, 2024, were equivalent to a net annual effective rate of 0.27% of the fund’s average daily  net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 29, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2024, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $61 for Class R4 shares for the six months ended February 29, 2024.
22	JOHN HANCOCK Alternative Asset Allocation Fund | SEMIANNUAL REPORT

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $11,392 for the six months ended February 29, 2024. Of this amount, $1,905 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $9,487 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 29, 2024, CDSCs received by the Distributor amounted to $638 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 29, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$88,630	$36,114
Class C	33,879	4,143
Class I	—	399,145
Class R2	5,211	56
Class R4	212	3
Class R6	—	767
Total	$127,932	$440,228
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
SEMIANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	23

Note 5—Fund share transactions
Transactions in fund shares for the six months ended February 29, 2024 and for the year ended August 31, 2023 were as follows:
	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	148,711	$2,246,769	620,355	$9,191,860
Distributions reinvested	64,465	974,069	146,858	2,122,095
Repurchased	(344,494)	(5,212,626)	(1,670,002)	(24,775,499)
Net decrease	(131,318)	$(1,991,788)	(902,789)	$(13,461,544)
Class C shares
Sold	31,384	$473,116	51,285	$759,484
Distributions reinvested	4,454	67,664	13,666	198,423
Repurchased	(99,678)	(1,510,587)	(306,151)	(4,542,124)
Net decrease	(63,840)	$(969,807)	(241,200)	$(3,584,217)
Class I shares
Sold	8,966,760	$135,793,915	25,705,834	$382,033,630
Distributions reinvested	842,170	12,725,186	1,377,863	19,910,119
Repurchased	(8,665,986)	(130,973,664)	(18,720,646)	(278,008,520)
Net increase	1,142,944	$17,545,437	8,363,051	$123,935,229
Class R2 shares
Sold	10,036	$151,239	147,595	$2,195,602
Distributions reinvested	1,184	17,871	1,667	24,067
Repurchased	(135,687)	(2,051,670)	(17,606)	(261,935)
Net increase (decrease)	(124,467)	$(1,882,560)	131,656	$1,957,734
Class R4 shares
Sold	849	$12,859	994	$14,766
Distributions reinvested	156	2,363	257	3,724
Repurchased	(2)	(23)	(1,476)	(22,027)
Net increase (decrease)	1,003	$15,199	(225)	$(3,537)
Class R6 shares
Sold	479,859	$7,263,428	712,045	$10,574,599
Distributions reinvested	40,465	611,832	63,992	924,684
Repurchased	(456,417)	(6,946,143)	(766,984)	(11,404,446)
Net increase	63,907	$929,117	9,053	$94,837
Total net increase	888,229	$13,645,598	7,359,546	$108,938,502
Affiliates of the fund owned 2% of shares of Class R6 on February 29, 2024.
24	JOHN HANCOCK Alternative Asset Allocation Fund | SEMIANNUAL REPORT

Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $108,876,095 and $99,828,992, respectively, for the six months ended February 29, 2024.
Note 7—Investment in affiliated underlying funds
The fund invests primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the fund’s investment may represent a significant portion of each affiliated underlying funds’ net assets. At February 29, 2024, the fund held 5% or more of the net assets of the affiliated underlying funds shown below:
Fund	Underlying fund’s net assets
John Hancock Funds II Multi-Asset Absolute Return Fund	27.5%
John Hancock Investment Trust Seaport Long/Short Fund	17.8%
John Hancock Investment Trust Infrastructure Fund	6.5%
Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Diversified Macro	6,482,663	$61,026,450	$7,314,167	$(6,833,075)	$(696,146)	$1,681,471	$993,934	$1,351,042	$62,492,867
Infrastructure	2,830,191	35,687,553	4,335,736	(4,929,588)	(145,628)	2,297,237	387,035	—	37,245,310
John Hancock Collateral Trust*	3,381,749	37,604,230	90,180,502	(93,978,918)	3,070	9,966	820,431	—	33,818,850
Multi-Asset Absolute Return	9,897,194	99,069,307	5,463,844	(5,070,999)	(20,822)	2,103,883	—	—	101,545,213
Seaport Long/Short	7,269,279	84,366,725	5,656,207	(7,075,726)	(402,995)	3,378,662	2,734,429	—	85,922,873
Strategic Income Opportunities	6,127,920	57,276,250	6,327,282	(4,098,938)	(362,886)	1,463,424	1,017,780	—	60,605,132
					$(1,625,407)	$10,934,643	$5,953,609	$1,351,042	$381,630,245

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 8—Transactions in securities of affiliated issuers
Affiliated issuers, as defined by the 1940 Act, are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund’s transactions in the securities of these issuers during the six months ended February 29, 2024, is set forth below:
SEMIANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	25

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Credit Suisse Managed Futures Strategy Fund	—	$42,375,962	—	$(42,012,220)	$(7,778,697)	$7,414,955	—	—	—
Invesco DB Precious Metals Fund	478,483	22,803,807	$4,411,635	(3,234,159)	67,152	(524,584)	$983,727	—	$23,523,851
IQ Merger Arbitrage ETF	984,199	29,837,437	2,791,002	(1,713,766)	(38,616)	(41,102)	355,432	—	30,834,955
The Arbitrage Fund, Class I	5,350,117	68,654,756	5,345,454	(4,430,557)	(12,107)	742,987	171,009	$1,234,229	70,300,533
					$(7,762,268)	$7,592,256	$1,510,168	$1,234,229	$124,659,339
26	JOHN HANCOCK Alternative Asset Allocation Fund | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Noni L. Ellison
Grace K. Fey
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Nathan W. Thooft, CFA
Christopher Walsh, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	27

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John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Dynamic Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

Corporate Bond ETF
Disciplined Value International Select ETF
Dynamic Municipal Bond ETF
Fundamental All Cap Core ETF
International High Dividend ETF
Mortgage-Backed Securities ETF
Multifactor Developed International ETF
Multifactor Emerging Markets ETF
Multifactor Large Cap ETF
Multifactor Mid Cap ETF
Multifactor Small Cap ETF
Preferred Income ETF
U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

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NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Alternative Asset Allocation Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3446748	345SA 2/24
4/24

Semiannual report
John Hancock
Blue Chip Growth Fund
U.S. equity
February 29, 2024
Beginning on July 24, 2024, as required by regulations adopted by the U.S. Securities and Exchange Commission, open-end mutual funds and ETFs will transmit tailored annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in shareholder reports transmitted to shareholders, but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

A message to shareholders
Dear shareholder,
U.S. stocks posted gains during the six months ended February 29, 2024. The beginning of the period brought weak returns, as concerns that interest rates would need to stay higher for longer led to a sharp increase in bond yields and weighed heavily on investor sentiment through late October 2023. Encouraging inflation and consumer spending data, however, fueled optimism. The U.S. Federal Reserve hinted in December that it may begin to cut interest rates later in 2024. Growing investor enthusiasm for artificial intelligence also bolstered the market, with notable outperformance from several large technology-related stocks.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Blue Chip Growth Fund

2	Your fund at a glance
3	Portfolio summary
4	Your expenses
6	Fund’s investments
10	Financial statements
13	Financial highlights
17	Notes to financial statements
25	More information
SEMIANNUAL REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to provide long-term growth of capital. Current income is a secondary objective.
AVERAGE ANNUAL TOTAL RETURNS AS OF 2/29/2024 (%)

The S&P 500 Index tracks the performance of 500 of the largest publicly traded companies in the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
1Class A shares were first offered on 3-27-15. Returns prior to this date are those of Class NAV shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK BLUE CHIP GROWTH FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 2/29/2024 (% of net assets)

TOP 10 HOLDINGS AS OF 2/29/2024 (% of net assets)
Microsoft Corp.	13.9
NVIDIA Corp.	8.8
Amazon.com, Inc.	8.4
Apple, Inc.	8.3
Alphabet, Inc., Class C	5.8
Meta Platforms, Inc., Class A	4.9
Eli Lilly & Company	3.4
Visa, Inc., Class A	3.1
UnitedHealth Group, Inc.	2.7
Mastercard, Inc., Class A	2.6
TOTAL	61.9
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectuses. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectuses.
SEMIANNUAL REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	3

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2023, with the same investment held until February 29, 2024.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2024, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2023, with the same investment held until February 29, 2024. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
4	JOHN HANCOCK BLUE CHIP GROWTH FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2023	Ending value on 2-29-2024	Expenses paid during period ended 2-29-2024[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,204.80	$6.25	1.14%
	Hypothetical example	1,000.00	1,019.20	5.72	1.14%
Class C	Actual expenses/actual returns	1,000.00	1,200.50	10.23	1.87%
	Hypothetical example	1,000.00	1,015.60	9.37	1.87%
Class 1	Actual expenses/actual returns	1,000.00	1,206.50	4.33	0.79%
	Hypothetical example	1,000.00	1,020.90	3.97	0.79%
Class NAV	Actual expenses/actual returns	1,000.00	1,207.10	4.06	0.74%
	Hypothetical example	1,000.00	1,021.20	3.72	0.74%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	5

Fund’s investments
AS OF 2-29-24 (unaudited)
	Shares	Value
Common stocks 97.5%		$3,967,752,440
(Cost $1,124,289,168)
Communication services 14.7%		598,842,243
Entertainment 1.8%
Netflix, Inc. (A)	110,459	66,597,940
Sea, Ltd., ADR (A)	158,913	7,710,459
Interactive media and services 12.0%
Alphabet, Inc., Class A (A)	377,545	52,274,881
Alphabet, Inc., Class C (A)	1,681,178	234,995,061
Meta Platforms, Inc., Class A	407,294	199,627,008
Wireless telecommunication services 0.9%
T-Mobile US, Inc.	230,477	37,636,894
Consumer discretionary 14.4%		585,575,477
Automobiles 1.7%
Tesla, Inc. (A)	350,290	70,716,545
Broadline retail 8.4%
Amazon.com, Inc. (A)	1,938,597	342,666,406
Hotels, restaurants and leisure 2.1%
Booking Holdings, Inc. (A)	9,600	33,300,768
Chipotle Mexican Grill, Inc. (A)	14,955	40,210,555
DoorDash, Inc., Class A (A)	95,825	11,936,920
Specialty retail 1.5%
Carvana Company (A)(B)	230,000	17,463,900
Ross Stores, Inc.	168,976	25,170,665
The TJX Companies, Inc.	174,986	17,348,112
Textiles, apparel and luxury goods 0.7%
Lululemon Athletica, Inc. (A)	36,865	17,219,273
NIKE, Inc., Class B	91,815	9,542,333
Consumer staples 1.3%		53,284,342
Consumer staples distribution and retail 0.6%
Dollar General Corp.	169,465	24,624,959
Food products 0.2%
Mondelez International, Inc., Class A	136,422	9,968,356
Household products 0.5%
Colgate-Palmolive Company	111,833	9,675,791
The Procter & Gamble Company	56,721	9,015,236
Energy 0.3%		12,956,161
Energy equipment and services 0.3%
Schlumberger, Ltd.	268,077	12,956,161
6	JOHN HANCOCK BLUE CHIP GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials 9.3%		$379,993,374
Capital markets 1.5%
Morgan Stanley	186,499	16,046,374
MSCI, Inc.	7,427	4,166,324
S&P Global, Inc.	44,406	19,022,642
The Charles Schwab Corp.	204,604	13,663,455
The Goldman Sachs Group, Inc.	25,448	9,900,544
Financial services 6.2%
Adyen NV (A)(C)	6,362	10,066,193
Fiserv, Inc. (A)	60,910	9,092,036
Mastercard, Inc., Class A	221,682	105,245,746
Visa, Inc., Class A	450,335	127,282,684
Insurance 1.6%
Chubb, Ltd.	165,141	41,561,035
Marsh & McLennan Companies, Inc.	118,388	23,946,341
Health care 11.9%		482,975,798
Health care equipment and supplies 2.3%
Align Technology, Inc. (A)	8,884	2,686,699
Intuitive Surgical, Inc. (A)	160,135	61,748,056
Stryker Corp.	69,091	24,117,595
Teleflex, Inc.	18,834	4,196,027
Health care providers and services 3.5%
Elevance Health, Inc.	32,521	16,301,151
Humana, Inc.	47,294	16,568,034
UnitedHealth Group, Inc.	222,523	109,837,353
Health care technology 0.2%
Veeva Systems, Inc., Class A (A)	41,643	9,390,913
Life sciences tools and services 1.8%
Danaher Corp.	97,823	24,762,914
Thermo Fisher Scientific, Inc.	80,405	45,845,323
Pharmaceuticals 4.1%
AstraZeneca PLC, ADR	125,517	8,053,171
Eli Lilly & Company	183,707	138,456,292
Zoetis, Inc.	105,946	21,012,270
Industrials 1.5%		60,516,443
Aerospace and defense 0.3%
TransDigm Group, Inc.	9,691	11,413,478
Commercial services and supplies 0.2%
Cintas Corp.	12,306	7,735,675
Veralto Corp.	34,560	2,986,675
Ground transportation 0.4%
Old Dominion Freight Line, Inc.	34,356	15,201,843
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	7

	Shares	Value
Industrials (continued)
Industrial conglomerates 0.6%
General Electric Company	147,739	$23,178,772
Information technology 42.5%		1,729,216,092
Electronic equipment, instruments and components 0.3%
TE Connectivity, Ltd.	86,015	12,348,313
IT services 1.3%
MongoDB, Inc. (A)	50,656	22,672,612
Shopify, Inc., Class A (A)	305,781	23,352,495
Snowflake, Inc., Class A (A)	41,520	7,817,386
Semiconductors and semiconductor equipment 12.3%
Advanced Micro Devices, Inc. (A)	172,748	33,259,172
ASML Holding NV, NYRS	55,184	52,517,509
Lam Research Corp.	8,046	7,549,160
Monolithic Power Systems, Inc.	34,890	25,122,196
NVIDIA Corp.	454,946	359,916,880
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	115,201	14,822,913
Texas Instruments, Inc.	35,350	5,915,116
Software 20.3%
Atlassian Corp., Class A (A)	57,350	11,895,537
BILL Holdings, Inc. (A)	91,404	5,788,615
Confluent, Inc., Class A (A)	181,644	6,152,282
Crowdstrike Holdings, Inc., Class A (A)	32,737	10,611,699
Datadog, Inc., Class A (A)	59,205	7,783,089
Fortinet, Inc. (A)	40,617	2,807,041
Intuit, Inc.	68,855	45,643,291
Microsoft Corp.	1,365,624	564,876,712
Roper Technologies, Inc.	50,090	27,285,526
ServiceNow, Inc. (A)	124,039	95,676,242
Synopsys, Inc. (A)	85,429	49,013,180
Technology hardware, storage and peripherals 8.3%
Apple, Inc.	1,861,074	336,389,126
Materials 0.9%		36,655,701
Chemicals 0.9%
Linde PLC	41,862	18,788,503
The Sherwin-Williams Company	53,812	17,867,198
Utilities 0.7%		27,736,809
Electric utilities 0.7%
Constellation Energy Corp.	164,659	27,736,809

8	JOHN HANCOCK BLUE CHIP GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 0.2%				$7,845,958
(Cost $9,121,444)
Consumer discretionary 0.2%				7,845,958
Specialty retail 0.2%
Carvana Company (9.000% Cash or 12.000% PIK) (C)	12.000	12-01-28	1,907,891	1,833,790
Carvana Company (9.000% Cash or 13.000% PIK) (C)	13.000	06-01-30	2,874,729	2,687,634
Carvana Company (9.000% Cash or 14.000% PIK) (C)	14.000	06-01-31	3,416,854	3,324,534

	Yield (%)	Shares	Value
Short-term investments 0.4%			$16,663,634
(Cost $16,663,347)
Short-term funds 0.4%			16,663,634
John Hancock Collateral Trust (D)	5.2759(E)	451,298	4,513,162
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.2628(E)	501,921	501,921
T. Rowe Price Government Reserve Fund	5.3661(E)	11,648,551	11,648,551

Total investments (Cost $1,150,073,959) 98.1%	$3,992,262,032
Other assets and liabilities, net 1.9%	77,730,992
Total net assets 100.0%	$4,069,993,024

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 2-29-24.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 2-29-24.
At 2-29-24, the aggregate cost of investments for federal income tax purposes was $1,180,612,805. Net unrealized appreciation aggregated to $2,811,649,227, of which $2,851,306,518 related to gross unrealized appreciation and $39,657,291 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	9

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-29-24 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,145,561,084) including $4,422,542 of securities loaned	$3,987,748,870
Affiliated investments, at value (Cost $4,512,875)	4,513,162
Total investments, at value (Cost $1,150,073,959)	3,992,262,032
Foreign currency, at value (Cost $2)	2
Dividends and interest receivable	2,613,815
Receivable for fund shares sold	1,076,531
Receivable for investments sold	82,503,164
Receivable for securities lending income	1,476
Receivable from affiliates	1,595
Other assets	196,294
Total assets	4,078,654,909
Liabilities
Payable for investments purchased	33,080
Payable for fund shares repurchased	3,615,110
Payable upon return of securities loaned	4,512,200
Payable to affiliates
Accounting and legal services fees	221,850
Transfer agent fees	99,640
Trustees’ fees	1,922
Other liabilities and accrued expenses	178,083
Total liabilities	8,661,885
Net assets	$4,069,993,024
Net assets consist of
Paid-in capital	$1,159,296,545
Total distributable earnings (loss)	2,910,696,479
Net assets	$4,069,993,024

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($1,043,475,306 ÷ 20,430,090 shares)[1]	$51.08
Class C ($48,869,610 ÷ 1,052,671 shares)[1]	$46.42
Class 1 ($1,760,525,812 ÷ 33,109,465 shares)	$53.17
Class NAV ($1,217,122,296 ÷ 22,766,317 shares)	$53.46
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$53.77

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
10	JOHN HANCOCK Blue Chip Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 2-29-24 (unaudited)

Investment income
Dividends	$10,235,396
Interest	513,004
Securities lending	13,149
Less foreign taxes withheld	(50,409)
Total investment income	10,711,140
Expenses
Investment management fees	13,328,385
Distribution and service fees	1,977,996
Accounting and legal services fees	438,994
Transfer agent fees	581,496
Trustees’ fees	45,877
Custodian fees	199,738
State registration fees	30,803
Printing and postage	29,093
Professional fees	87,218
Other	49,541
Total expenses	16,769,141
Less expense reductions	(761,984)
Net expenses	16,007,157
Net investment loss	(5,296,017)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	112,912,963
Affiliated investments	6,337
112,919,300
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	602,295,830
Affiliated investments	(144)
602,295,686
Net realized and unrealized gain	715,214,986
Increase in net assets from operations	$709,918,969
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Blue Chip Growth Fund	11

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-29-24 (unaudited)	Year ended 8-31-23
Increase (decrease) in net assets
From operations
Net investment loss	$(5,296,017)	$(8,464,655)
Net realized gain	112,919,300	98,291,940
Change in net unrealized appreciation (depreciation)	602,295,686	543,050,961
Increase in net assets resulting from operations	709,918,969	632,878,246
Distributions to shareholders
From earnings
Class A	(30,432,962)	(36,078,845)
Class C	(1,632,975)	(2,553,228)
Class 1	(50,725,298)	(68,639,042)
Class NAV	(36,746,555)	(53,548,260)
Total distributions	(119,537,790)	(160,819,375)
From fund share transactions	(98,457,959)	(464,415,919)
Total increase	491,923,220	7,642,952
Net assets
Beginning of period	3,578,069,804	3,570,426,852
End of period	$4,069,993,024	$3,578,069,804
12	JOHN HANCOCK Blue Chip Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$43.82	$38.26	$65.28	$55.94	$40.48	$42.40
Net investment loss[2]	(0.12)	(0.20)	(0.36)	(0.45)	(0.23)	(0.12)
Net realized and unrealized gain (loss) on investments	8.92	7.59	(17.44)	12.43	16.33	0.84
Total from investment operations	8.80	7.39	(17.80)	11.98	16.10	0.72
Less distributions
From net realized gain	(1.54)	(1.83)	(9.22)	(2.64)	(0.64)	(2.64)
Net asset value, end of period	$51.08	$43.82	$38.26	$65.28	$55.94	$40.48
Total return (%)[3,4]	20.48[5]	21.12	(31.17)	22.34	40.25	3.14
Ratios and supplemental data
Net assets, end of period (in millions)	$1,043	$880	$782	$1,190	$943	$579
Ratios (as a percentage of average net assets):
Expenses before reductions	1.20[6]	1.19	1.19	1.19	1.21	1.20
Expenses including reductions	1.14[6]	1.14	1.14	1.14	1.14	1.14
Net investment loss	(0.55)[6]	(0.53)	(0.73)	(0.79)	(0.52)	(0.30)
Portfolio turnover (%)	3	14	20	33	28	38

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Blue Chip Growth Fund	13

CLASS C SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$40.10	$35.43	$61.56	$53.27	$38.86	$41.11
Net investment loss[2]	(0.26)	(0.42)	(0.67)	(0.81)	(0.53)	(0.39)
Net realized and unrealized gain (loss) on investments	8.12	6.92	(16.24)	11.74	15.58	0.78
Total from investment operations	7.86	6.50	(16.91)	10.93	15.05	0.39
Less distributions
From net realized gain	(1.54)	(1.83)	(9.22)	(2.64)	(0.64)	(2.64)
Net asset value, end of period	$46.42	$40.10	$35.43	$61.56	$53.27	$38.86
Total return (%)[3,4]	20.05[5]	20.26	(31.67)	21.46	39.22	2.40
Ratios and supplemental data
Net assets, end of period (in millions)	$49	$46	$56	$103	$100	$74
Ratios (as a percentage of average net assets):
Expenses before reductions	1.90[6]	1.89	1.89	1.89	1.91	1.90
Expenses including reductions	1.87[6]	1.86	1.85	1.85	1.88	1.87
Net investment loss	(1.28)[6]	(1.25)	(1.45)	(1.50)	(1.26)	(1.03)
Portfolio turnover (%)	3	14	20	33	28	38

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
14	JOHN HANCOCK Blue Chip Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS 1 SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$45.49	$39.50	$66.87	$57.05	$41.13	$42.89
Net investment income (loss)[2]	(0.05)	(0.07)	(0.20)	(0.25)	(0.08)	0.01
Net realized and unrealized gain (loss) on investments	9.27	7.89	(17.95)	12.71	16.64	0.87
Total from investment operations	9.22	7.82	(18.15)	12.46	16.56	0.88
Less distributions
From net realized gain	(1.54)	(1.83)	(9.22)	(2.64)	(0.64)	(2.64)
Net asset value, end of period	$53.17	$45.49	$39.50	$66.87	$57.05	$41.13
Total return (%)[3]	20.65[4]	21.56	(30.93)	22.76	40.74	3.50
Ratios and supplemental data
Net assets, end of period (in millions)	$1,761	$1,563	$1,556	$2,621	$2,345	$1,804
Ratios (as a percentage of average net assets):
Expenses before reductions	0.83[5]	0.83	0.83	0.82	0.84	0.84
Expenses including reductions	0.79[5]	0.80	0.79	0.79	0.80	0.81
Net investment income (loss)	(0.20)[5]	(0.18)	(0.39)	(0.43)	(0.18)	0.04
Portfolio turnover (%)	3	14	20	33	28	38

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Blue Chip Growth Fund	15

CLASS NAV SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$45.72	$39.67	$67.08	$57.20	$41.22	$42.95
Net investment income (loss)[2]	(0.04)	(0.05)	(0.17)	(0.22)	(0.06)	0.04
Net realized and unrealized gain (loss) on investments	9.32	7.93	(18.02)	12.74	16.68	0.87
Total from investment operations	9.28	7.88	(18.19)	12.52	16.62	0.91
Less distributions
From net realized gain	(1.54)	(1.83)	(9.22)	(2.64)	(0.64)	(2.64)
Net asset value, end of period	$53.46	$45.72	$39.67	$67.08	$57.20	$41.22
Total return (%)[3]	20.71[4]	21.63	(30.91)	22.81	40.80	3.57
Ratios and supplemental data
Net assets, end of period (in millions)	$1,217	$1,088	$1,177	$1,689	$1,732	$1,501
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78[5]	0.78	0.78	0.77	0.79	0.79
Expenses including reductions	0.74[5]	0.75	0.74	0.74	0.75	0.76
Net investment income (loss)	(0.15)[5]	(0.13)	(0.33)	(0.38)	(0.14)	0.09
Portfolio turnover (%)	3	14	20	33	28	38

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
16	JOHN HANCOCK Blue Chip Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Blue Chip Growth Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide long-term growth of capital. Current income is a secondary objective.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities
SEMIANNUAL REPORT | JOHN HANCOCK Blue Chip Growth Fund	17

between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 29, 2024, by major security category or type:
	Total value at 2-29-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$598,842,243	$598,842,243	—	—
Consumer discretionary	585,575,477	585,575,477	—	—
Consumer staples	53,284,342	53,284,342	—	—
Energy	12,956,161	12,956,161	—	—
Financials	379,993,374	369,927,181	$10,066,193	—
Health care	482,975,798	482,975,798	—	—
Industrials	60,516,443	60,516,443	—	—
Information technology	1,729,216,092	1,729,216,092	—	—
Materials	36,655,701	36,655,701	—	—
Utilities	27,736,809	27,736,809	—	—
Corporate bonds	7,845,958	—	7,845,958	—
Short-term investments	16,663,634	16,663,634	—	—
Total investments in securities	$3,992,262,032	$3,974,349,881	$17,912,151	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
18	JOHN HANCOCK Blue Chip Growth Fund | SEMIANNUAL REPORT

Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 29, 2024, the fund loaned securities valued at $4,422,542 and received $4,512,200 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
SEMIANNUAL REPORT | JOHN HANCOCK Blue Chip Growth Fund	19

Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 29, 2024, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 29, 2024 were $7,473.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
20	JOHN HANCOCK Blue Chip Growth Fund | SEMIANNUAL REPORT

Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.780% of the first $500 million of the fund’s aggregate net assets; b) 0.775% of the next $500 million of the fund’s aggregate net assets; c) 0.740% of the next $2 billion of the fund’s aggregate net assets; and d) 0.725% of the fund’s aggregate net assets in excess of $3 billion. When aggregated net assets exceed $500 million on any day, the annual rate of Advisory fee is 0.775% on the first $500 million of aggregate net assets. When aggregated net assets exceed $1 billion on any day, the annual rate of advisory fee is 0.750% on the first $1 billion of aggregate net assets. When aggregated net assets exceed $2 billion on any day, the annual rate of advisory fee is 0.740% on the first $1 billion of aggregate net assets. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 29, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to each of Class A and Class C shares in an amount equal to the amount by which the expenses of Class A and Class C shares, as applicable, exceed 1.14% and 1.89%, respectively, of the average net assets attributable, to the applicable class. For purposes of this agreement, “expenses of Class A and Class C shares” means all expenses of the applicable class (including fund expenses attributable to the class), excluding taxes, brokerage commissions, interest expense, underlying fund expenses (acquired fund fees), litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and short dividend expense. This agreement expires on December 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has voluntarily agreed to waive a portion of its management fees for this fund. This voluntary waiver is the amount that the subadvisory fee is reduced by T. Rowe Price Associates, Inc. This voluntary expense waiver may be terminated at any time.
For the six months ended February 29, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$282,217
Class C	7,899
Class 1	275,190
Class	Expense reduction
Class NAV	$196,678
Total	$761,984

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 29, 2024, were equivalent to a net annual effective rate of 0.69% of the fund’s average daily  net assets.
SEMIANNUAL REPORT | JOHN HANCOCK Blue Chip Growth Fund	21

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 29, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Class 1	0.05%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $360,474 for the six months ended February 29, 2024. Of this amount, $60,590 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $299,884 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 29, 2024, CDSCs received by the Distributor amounted to $1,097 and $529 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 29, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$1,360,244	$553,951
Class C	225,396	27,545
Class 1	392,356	—
Total	$1,977,996	$581,496
22	JOHN HANCOCK Blue Chip Growth Fund | SEMIANNUAL REPORT

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$3,000,000	1	5.805%	$484
Note 5—Fund share transactions
Transactions in fund shares for the six months ended February 29, 2024 and for the year ended August 31, 2023 were as follows:
	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,621,586	$74,140,927	3,237,591	$120,658,837
Distributions reinvested	664,192	30,400,084	1,132,680	36,053,211
Repurchased	(1,943,832)	(87,881,629)	(4,720,105)	(172,104,914)
Net increase (decrease)	341,946	$16,659,382	(349,834)	$(15,392,866)
Class C shares
Sold	43,797	$1,846,608	78,202	$2,671,341
Distributions reinvested	39,192	1,632,755	87,153	2,550,981
Repurchased	(174,830)	(7,318,734)	(603,486)	(20,118,319)
Net decrease	(91,841)	$(3,839,371)	(438,131)	$(14,895,997)
Class 1 shares
Sold	418,808	$20,133,587	727,466	$29,434,864
Distributions reinvested	1,065,210	50,725,298	2,082,495	68,639,042
Repurchased	(2,746,754)	(127,025,817)	(7,827,265)	(300,757,956)
Net decrease	(1,262,736)	$(56,166,932)	(5,017,304)	$(202,684,050)
Class NAV shares
Sold	336,910	$16,047,611	431,034	$16,911,292
Distributions reinvested	767,632	36,746,555	1,617,284	53,548,260
Repurchased	(2,145,592)	(107,905,204)	(7,906,429)	(301,902,558)
Net decrease	(1,041,050)	$(55,111,038)	(5,858,111)	$(231,443,006)
Total net decrease	(2,053,681)	$(98,457,959)	(11,663,380)	$(464,415,919)
Affiliates of the fund owned 100% of shares of Class 1 and Class NAV on February 29, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
SEMIANNUAL REPORT | JOHN HANCOCK Blue Chip Growth Fund	23

Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $96,842,696 and $399,003,481, respectively, for the six months ended February 29, 2024.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At February 29, 2024, funds within the John Hancock group of funds complex held 29.9% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	10.6%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	6.4%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	451,298	$5,614,297	$127,803,371	$(128,910,699)	$6,337	$(144)	$13,149	—	$4,513,162

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
24	JOHN HANCOCK Blue Chip Growth Fund | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Noni L. Ellison
Grace K. Fey
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
T. Rowe Price Associates, Inc.
Portfolio Manager
Paul Greene II
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	25

Get your questions answered by using our shareholder resources

ONLINE

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Not part of the shareholder report

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Dynamic Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

Corporate Bond ETF
Disciplined Value International Select ETF
Dynamic Municipal Bond ETF
Fundamental All Cap Core ETF
International High Dividend ETF
Mortgage-Backed Securities ETF
Multifactor Developed International ETF
Multifactor Emerging Markets ETF
Multifactor Large Cap ETF
Multifactor Mid Cap ETF
Multifactor Small Cap ETF
Preferred Income ETF
U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

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John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Blue Chip Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3446693	457SA 2/24
4/24

Semiannual report
John Hancock
Emerging Markets Debt Fund
Fixed income
February 29, 2024
Beginning on July 24, 2024, as required by regulations adopted by the U.S. Securities and Exchange Commission, open-end mutual funds and ETFs will transmit tailored annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in shareholder reports transmitted to shareholders, but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

A message to shareholders
Dear shareholder,
Bonds posted largely positive returns for the six months ended February 29, 2024. During the first two months of the period, bond yields rose, putting downward pressure on bond prices, as stronger-than-expected economic and inflation data led to expectations that the U.S. Federal Reserve and other central banks wouldn’t be lowering short-term interest rates anytime soon. However, that view changed in the latter half of the period as declining inflation and softer economic date boosted investor expectations that rate cuts were possible for 2024.
In the U.S., short- and intermediate bond yields fell, while longer-term bond yields were flat to slightly higher. Sovereign government bonds declined, but investment-grade corporates posted gains.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Emerging Markets Debt Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
20	Financial statements
24	Financial highlights
30	Notes to financial statements
41	More information
SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks total return with an emphasis on current income as well as capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 2/29/2024 (%)

The J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified Index tracks the performance of U.S. dollar-denominated Brady bonds, Eurobonds, and traded loans issued by sovereign and quasisovereign entities, capping exposure to countries with larger amounts of outstanding debt.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK EMERGING MARKETS DEBT FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 2/29/2024 (% of net assets)

*Quasi-sovereign bonds are issued by other entities backed with sovereign guarantee where costs are borne by the entity and not the government.
QUALITY COMPOSITION AS OF 2/29/2024 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-29-24 and do not reflect subsequent downgrades or upgrades, if any.
SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	3

TOP 10 ISSUERS AS OF 2/29/2024 (% of net assets)
Pertamina Persero PT	3.9
Kingdom of Saudi Arabia	3.7
Republic of Turkey	3.3
Petroleos Mexicanos	3.2
Arab Republic of Egypt	2.9
Kingdom of Bahrain	2.4
Government of Dominican Republic	2.2
State of Qatar	2.1
Federal Republic of Nigeria	2.1
Government of Romania	2.0
TOTAL	27.8
Cash and cash equivalents are not included.

TOP 10 COUNTRIES AS OF 2/29/2024 (% of net assets)
Mexico	9.2
Indonesia	7.4
Turkey	4.7
Brazil	4.5
India	4.4
Peru	4.1
Luxembourg	3.9
Saudi Arabia	3.7
Dominican Republic	3.1
Colombia	3.0
TOTAL	48.0
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectuses. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectuses.
4	JOHN HANCOCK EMERGING MARKETS DEBT FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2023, with the same investment held until February 29, 2024.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2024, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2023, with the same investment held until February 29, 2024. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2023	Ending value on 2-29-2024	Expenses paid during period ended 2-29-2024[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,067.90	$6.17	1.20%
	Hypothetical example	1,000.00	1,018.90	6.02	1.20%
Class C	Actual expenses/actual returns	1,000.00	1,063.00	9.75	1.90%
	Hypothetical example	1,000.00	1,015.40	9.52	1.90%
Class I	Actual expenses/actual returns	1,000.00	1,069.50	4.63	0.90%
	Hypothetical example	1,000.00	1,020.40	4.52	0.90%
Class R2	Actual expenses/actual returns	1,000.00	1,069.00	5.35	1.04%
	Hypothetical example	1,000.00	1,019.70	5.22	1.04%
Class R6	Actual expenses/actual returns	1,000.00	1,068.80	4.06	0.79%
	Hypothetical example	1,000.00	1,020.90	3.97	0.79%
Class NAV	Actual expenses/actual returns	1,000.00	1,070.30	4.02	0.78%
	Hypothetical example	1,000.00	1,021.00	3.92	0.78%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
6	JOHN HANCOCK EMERGING MARKETS DEBT FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 2-29-24 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Foreign government obligations 48.4%					$585,857,918
(Cost $661,437,058)
Angola 0.6%					7,862,009
Republic of Angola
Bond	8.750	04-14-32		5,500,000	4,819,375
Bond (A)	9.125	11-26-49		3,000,000	2,402,400
Bond	9.125	11-26-49		800,000	640,234
Argentina 1.6%					19,772,295
Provincia de Buenos Aires
Bond (6.375% to 9-1-24, then 6.625% thereafter) (A)	6.375	09-01-37		10,689,333	4,115,393
Bond (6.375% to 9-1-24, then 6.625% thereafter)	6.375	09-01-37		3,000,000	1,155,000
Provincia de Rio Negro
Bond (A)	6.875	03-10-28		2,462,111	1,452,645
Republic of Argentina
Bond (3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter)	3.625	07-09-35		35,207,840	13,049,257
Armenia 0.3%					3,230,000
Republic of Armenia
Bond (A)	3.600	02-02-31		4,000,000	3,230,000
Bahrain 2.4%					28,992,882
Kingdom of Bahrain
Bond (A)	5.250	01-25-33		6,000,000	5,248,080
Bond	5.250	01-25-33		1,800,000	1,573,963
Bond	6.750	09-20-29		4,400,000	4,388,727
Bond (A)	7.375	05-14-30		8,700,000	8,950,212
Bond	7.375	05-14-30		2,500,000	2,571,900
Bond (A)	7.750	04-18-35		4,650,000	4,812,750
Bond	7.750	04-18-35		1,400,000	1,447,250
Brazil 1.9%					23,059,354
Federative Republic of Brazil
Note	10.000	01-01-27	BRL	113,000,000	23,059,354
Colombia 2.0%					23,678,368
Republic of Colombia
Bond	3.125	04-15-31		10,070,000	7,938,009
Bond	5.000	06-15-45		8,900,000	6,365,182
Bond	5.200	05-15-49		3,900,000	2,820,484
Bond	7.500	02-02-34		6,500,000	6,554,693
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	7

	Rate (%)	Maturity date	Par value^	Value
Costa Rica 0.6%				$7,058,450
Republic of Costa Rica
Bond (A)	7.300	11-13-54	5,200,000	5,478,200
Bond	7.300	11-13-54	1,500,000	1,580,250
Dominican Republic 2.2%				26,772,848
Government of Dominican Republic
Bond (A)	5.300	01-21-41	5,000,000	4,204,948
Bond	5.300	01-21-41	1,400,000	1,174,600
Bond (A)	5.875	01-30-60	5,350,000	4,507,407
Bond	5.875	01-30-60	3,500,000	2,945,250
Bond (A)	5.950	01-25-27	1,500,000	1,494,000
Bond	5.950	01-25-27	1,600,000	1,593,600
Bond	6.850	01-27-45	7,500,000	7,368,526
Bond	6.875	01-29-26	800,000	808,004
Bond (A)	6.875	01-29-26	2,650,000	2,676,513
Egypt 2.9%				35,022,189
Arab Republic of Egypt
Bond (A)	3.875	02-16-26	5,000,000	4,593,750
Bond	3.875	02-16-26	1,400,000	1,286,600
Bond (A)(B)	5.875	06-11-25	3,000,000	2,950,800
Bond	5.875	06-11-25	800,000	786,256
Bond (A)	7.500	01-31-27	3,700,000	3,524,250
Bond	7.500	01-31-27	900,000	857,250
Bond (A)	7.903	02-21-48	9,200,000	6,889,880
Bond	7.903	02-21-48	5,100,000	3,819,390
Bond	8.500	01-31-47	5,700,000	4,417,500
Bond (A)	8.875	05-29-50	6,000,000	4,781,592
Bond	8.875	05-29-50	1,400,000	1,114,921
El Salvador 0.6%				7,849,000
Republic of El Salvador
Bond	6.375	01-18-27	2,950,000	2,537,000
Bond	9.500	07-15-52	6,400,000	5,312,000
Ghana 0.6%				7,210,954
Republic of Ghana
Bond	7.625	05-16-29	4,275,000	1,823,424
Bond (A)	7.875	02-11-35	1,200,000	513,000
Bond	7.875	02-11-35	400,000	171,000
Bond	8.125	01-18-26	4,050,000	1,821,690
Bond	8.950	03-26-51	6,800,000	2,881,840
Guatemala 0.7%				8,524,360
Republic of Guatemala
Bond (A)	6.600	06-13-36	6,550,000	6,607,640
Bond	6.600	06-13-36	1,900,000	1,916,720
8	JOHN HANCOCK EMERGING MARKETS DEBT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Hungary 1.9%					$22,968,163
Republic of Hungary
Bond (A)	5.500	03-26-36		7,300,000	7,008,263
Bond (A)	6.125	05-22-28		2,800,000	2,856,000
Bond	6.125	05-22-28		800,000	816,000
Bond	6.250	09-22-32		11,930,000	12,287,900
India 1.8%					21,821,196
Republic of India
Bond	6.100	07-12-31	INR	1,920,000,000	21,821,196
Indonesia 1.2%					14,339,328
Republic of Indonesia
Bond	6.625	02-17-37		3,121,000	3,465,891
Bond	7.000	09-15-30	IDR	167,000,000,000	10,873,437
Iraq 0.5%					5,628,952
Republic of Iraq
Bond	5.800	01-15-28		6,039,000	5,628,952
Ivory Coast 0.8%					9,806,911
Republic of Ivory Coast
Bond (A)	4.875	01-30-32	EUR	8,350,000	7,547,254
Bond	4.875	01-30-32	EUR	2,500,000	2,259,657
Jordan 0.9%					10,839,158
Hashemite Kingdom of Jordan
Bond	7.500	01-13-29		11,000,000	10,839,158
Kenya 0.6%					6,676,000
Republic of Kenya
Bond (A)	8.000	05-22-32		3,000,000	2,700,000
Bond	8.000	05-22-32		800,000	720,000
Bond (A)	8.250	02-28-48		3,100,000	2,523,400
Bond	8.250	02-28-48		900,000	732,600
Mexico 1.0%					12,619,874
Government of Mexico
Bond	5.750	03-05-26	MXN	233,000,000	12,619,874
Morocco 0.9%					10,586,527
Kingdom of Morocco
Bond (A)(B)	4.000	12-15-50		6,500,000	4,368,000
Bond	4.000	12-15-50		1,900,000	1,277,317
Bond (A)	5.950	03-08-28		3,800,000	3,832,300
Bond	5.950	03-08-28		1,100,000	1,108,910
Nigeria 2.1%					25,193,877
Federal Republic of Nigeria
Bond	7.625	11-28-47		3,250,000	2,498,438
Bond (A)	7.696	02-23-38		2,600,000	2,086,162
Bond	7.696	02-23-38		800,000	641,896
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	9

	Rate (%)	Maturity date	Par value^	Value
Nigeria (continued)
Bond (A)	7.875	02-16-32	2,000,000	$1,756,408
Bond	7.875	02-16-32	6,500,000	5,708,326
Bond (A)	8.375	03-24-29	5,500,000	5,204,375
Bond	8.375	03-24-29	1,600,000	1,514,080
Bond	9.248	01-21-49	6,400,000	5,784,192
Oman 1.9%				23,156,093
Sultanate of Oman
Bond	6.750	01-17-48	14,800,000	14,834,218
Bond (A)	7.000	01-25-51	6,250,000	6,461,125
Bond	7.000	01-25-51	1,800,000	1,860,750
Panama 1.7%				20,567,458
Republic of Panama
Bond	2.252	09-29-32	9,500,000	6,652,581
Bond	6.700	01-26-36	3,950,000	3,726,830
Bond	6.853	03-28-54	3,700,000	3,249,365
Bond	6.875	01-31-36	7,350,000	6,938,682
Poland 0.6%				7,732,208
Republic of Poland
Bond	4.875	10-04-33	3,920,000	3,831,808
Bond	5.500	04-04-53	3,920,000	3,900,400
Qatar 2.1%				25,997,666
State of Qatar
Bond (A)	4.817	03-14-49	10,000,000	9,227,000
Bond	4.817	03-14-49	12,500,000	11,533,750
Bond (A)	5.103	04-23-48	4,250,000	4,083,834
Bond	5.103	04-23-48	1,200,000	1,153,082
Romania 2.0%				23,965,233
Government of Romania
Bond	3.625	03-27-32	7,240,000	6,109,040
Bond	6.625	02-17-28	5,820,000	5,973,113
Bond	7.125	01-17-33	11,300,000	11,883,080
Saudi Arabia 3.7%				44,302,274
Kingdom of Saudi Arabia
Bond (A)	2.250	02-02-33	7,760,000	6,159,888
Bond	2.250	02-02-33	2,300,000	1,826,154
Bond (A)	5.000	01-18-53	12,600,000	11,088,000
Bond	5.000	01-18-53	3,600,000	3,167,856
Bond (A)	5.250	01-16-50	18,650,000	17,181,313
Bond	5.250	01-16-50	5,300,000	4,879,063
Senegal 0.2%				2,568,635
Republic of Senegal
Bond (A)	6.250	05-23-33	1,600,000	1,325,747
10	JOHN HANCOCK EMERGING MARKETS DEBT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Senegal (continued)
Bond	6.250	05-23-33	1,500,000	$1,242,888
Serbia 0.1%				1,023,766
Republic of Serbia
Bond (A)	2.125	12-01-30	1,300,000	1,023,766
South Africa 1.6%				19,658,587
Republic of South Africa
Bond	4.300	10-12-28	4,300,000	3,869,407
Bond	5.875	04-20-32	10,300,000	9,285,450
Bond	7.300	04-20-52	7,500,000	6,503,730
Sri Lanka 0.4%				5,074,693
Republic of Sri Lanka
Bond	6.750	04-18-28	9,500,000	5,074,693
Turkey 4.7%				57,120,857
Istanbul Metropolitan Municipality
Bond (A)(B)	6.375	12-09-25	8,150,000	7,978,159
Bond	6.375	12-09-25	2,400,000	2,349,030
Bond (A)	10.500	12-06-28	4,750,000	5,099,125
Bond	10.500	12-06-28	1,400,000	1,502,355
Republic of Turkey
Bond	4.250	04-14-26	3,200,000	3,064,000
Bond	5.875	06-26-31	12,900,000	11,748,030
Bond	5.950	01-15-31	6,400,000	5,872,000
Bond	6.000	01-14-41	24,050,000	19,508,158
Ukraine 0.8%				9,186,400
Republic of Ukraine
Bond (A)	7.253	03-15-35	22,800,000	5,825,400
Bond	7.253	03-15-35	6,800,000	1,751,000
GDP-Linked Bond (C)*	7.750	08-01-41	3,500,000	1,610,000
Uzbekistan 0.5%				5,991,353
Republic of Uzbekistan
Bond (A)	3.700	11-25-30	2,700,000	2,237,625

Bond (A)	5.375	02-20-29	4,000,000	3,753,728
Corporate bonds 45.6%				$551,965,131
(Cost $629,065,485)
Bermuda 0.1%				1,050,500
Investment Energy Resources, Ltd.	6.250	04-26-29	1,100,000	1,050,500
Brazil 2.6%				31,552,184
Globo Comunicacao e Participacoes SA (A)	4.875	01-22-30	6,900,000	6,002,919
Globo Comunicacao e Participacoes SA	4.875	01-22-30	2,000,000	1,740,324
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	11

	Rate (%)	Maturity date	Par value^	Value
Brazil (continued)
Globo Comunicacao e Participacoes SA (A)	5.500	01-14-32	3,000,000	2,605,531
Globo Comunicacao e Participacoes SA	5.500	01-14-32	800,000	694,765
MC Brazil Downstream Trading SARL (A)	7.250	06-30-31	5,704,509	5,168,295
MC Brazil Downstream Trading SARL	7.250	06-30-31	1,426,127	1,290,953
Odebrecht Holdco Finance, Ltd. (A)(D)	19.866	09-10-58	1,671,394	2,925
Odebrecht Holdco Finance, Ltd. (D)	19.866	09-10-58	1,396,835	2,444
Odebrecht Oil & Gas Finance, Ltd., Zero Coupon (A)(E)	0.000	04-02-24	253,378	13,606
OEC Finance, Ltd. (1.653% Cash and 5.395% PIK)	5.250	12-27-33	1,426,287	71,314
OEC Finance, Ltd. (7.500% Cash or 10.500% PIK) (A)(E)	7.500	04-01-24	1,872,748	101,746
Petrobras Global Finance BV	5.600	01-03-31	1,400,000	1,361,904
Petrobras Global Finance BV	6.850	06-05-15	13,376,000	12,495,458
Chile 1.7%				$20,135,871
Colbun SA	3.950	10-11-27	5,200,000	4,954,806
Corp. Nacional del Cobre de Chile	4.500	08-01-47	7,200,000	5,536,110
Corp. Nacional del Cobre de Chile (A)(B)	5.125	02-02-33	4,800,000	4,494,568
Corp. Nacional del Cobre de Chile	5.125	02-02-33	5,500,000	5,150,387
China 0.6%				7,756,910
State Grid Overseas Investment 2014, Ltd.	4.850	05-07-44	8,035,000	7,756,910
Colombia 1.0%				11,844,888
Ecopetrol SA	5.875	05-28-45	12,500,000	9,258,888
Empresas Publicas de Medellin ESP (A)	4.250	07-18-29	2,300,000	1,982,600
Empresas Publicas de Medellin ESP	4.250	07-18-29	700,000	603,400
Costa Rica 1.0%				12,143,028
Instituto Costarricense de Electricidad	6.375	05-15-43	13,980,000	12,143,028
Dominican Republic 0.9%				11,461,590
Aeropuertos Dominicanos Siglo XXI SA (A)	6.750	03-30-29	1,450,000	1,470,735
Aeropuertos Dominicanos Siglo XXI SA	6.750	03-30-29	9,850,000	9,990,855
12	JOHN HANCOCK EMERGING MARKETS DEBT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Guatemala 0.8%				$10,303,999
CT Trust (A)	5.125	02-03-32	5,600,000	5,043,203
CT Trust	5.125	02-03-32	1,600,000	1,440,796
Investment Energy Resources, Ltd. (A)	6.250	04-26-29	4,000,000	3,820,000
Hong Kong 0.5%				5,481,907
Sinochem Overseas Capital Company, Ltd.	6.300	11-12-40	5,100,000	5,481,907
India 2.6%				31,380,878
Adani Ports & Special Economic Zone, Ltd. (A)	3.100	02-02-31	4,500,000	3,590,214
Adani Ports & Special Economic Zone, Ltd.	3.100	02-02-31	1,300,000	1,035,910
Adani Ports & Special Economic Zone, Ltd. (A)	4.200	08-04-27	4,100,000	3,771,992
Adani Ports & Special Economic Zone, Ltd.	4.200	08-04-27	1,200,000	1,103,909
Adani Ports & Special Economic Zone, Ltd. (A)	4.375	07-03-29	3,500,000	3,117,425
Adani Ports & Special Economic Zone, Ltd.	4.375	07-03-29	1,000,000	890,592
IRB Infrastructure Developers, Ltd. (A)	7.110	03-11-32	5,100,000	5,095,767
JSW Hydro Energy, Ltd.	4.125	05-18-31	3,542,000	3,117,029
Shriram Finance, Ltd. (A)	4.400	03-13-24	5,700,000	5,678,415
Shriram Finance, Ltd. (A)	6.625	04-22-27	3,950,000	3,979,625
Indonesia 6.2%				74,601,205
Cikarang Listrindo Tbk PT (A)	4.950	09-14-26	7,750,000	7,475,901
Cikarang Listrindo Tbk PT	4.950	09-14-26	2,200,000	2,122,191
Freeport Indonesia PT	6.200	04-14-52	12,200,000	11,662,625
Pertamina Persero PT (A)	4.700	07-30-49	7,000,000	5,822,865
Pertamina Persero PT	4.700	07-30-49	2,000,000	1,663,676
Pertamina Persero PT	6.000	05-03-42	14,700,000	14,549,320
Pertamina Persero PT (A)	6.000	05-03-42	14,300,000	14,153,421
Pertamina Persero PT (A)	6.450	05-30-44	8,500,000	8,793,803
Pertamina Persero PT	6.450	05-30-44	2,400,000	2,482,956
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.875	07-17-49	7,200,000	5,874,447
Luxembourg 3.9%				46,903,918
3R Lux SARL (A)	9.750	02-05-31	5,080,000	5,255,717
Ambipar Lux Sarl (A)	9.875	02-06-31	10,300,000	10,234,698
Foresea Holding SA (A)	7.500	06-15-30	164,787	152,016
Kenbourne Invest SA (A)	4.700	01-22-28	3,881,000	2,213,756
Kenbourne Invest SA (A)	6.875	11-26-24	2,485,000	1,938,201
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	13

	Rate (%)	Maturity date	Par value^	Value
Luxembourg (continued)
Millicom International Cellular SA (A)(B)	4.500	04-27-31	758,000	654,120
Millicom International Cellular SA	4.500	04-27-31	200,000	173,460
Millicom International Cellular SA (A)	5.125	01-15-28	5,220,000	4,976,829
Millicom International Cellular SA	5.125	01-15-28	1,350,000	1,286,808
Petrorio Luxembourg Trading Sarl (A)	6.125	06-09-26	1,750,000	1,723,770
Petrorio Luxembourg Trading Sarl	6.125	06-09-26	2,500,000	2,462,529
Raizen Fuels Finance SA (A)	6.950	03-05-54	3,000,000	3,045,396
Rede D’or Finance Sarl (A)	4.500	01-22-30	4,265,000	3,820,674
Rede D’or Finance Sarl	4.500	01-22-30	1,200,000	1,075,061
Simpar Europe SA (A)	5.200	01-26-31	7,000,000	6,069,910
Simpar Europe SA	5.200	01-26-31	2,100,000	1,820,973
Mauritius 0.6%				$7,068,680
Diamond II, Ltd.	7.950	07-28-26	3,100,000	3,147,612
MTN Mauritius Investments, Ltd.	6.500	10-13-26	3,900,000	3,921,068
Mexico 8.2%				99,485,213
Banco Mercantil del Norte SA (7.500% to 6-27-29, then 10 Year CMT + 5.470%) (A)(E)	7.500	06-27-29	2,200,000	2,156,193
Banco Mercantil del Norte SA (7.500% to 6-27-29, then 10 Year CMT + 5.470%) (E)	7.500	06-27-29	1,630,000	1,597,624
Braskem Idesa SAPI (A)	6.990	02-20-32	4,790,000	3,453,620
Braskem Idesa SAPI	6.990	02-20-32	5,200,000	3,749,232
Cemex SAB de CV (A)	3.875	07-11-31	7,750,000	6,756,245
Cemex SAB de CV	3.875	07-11-31	2,200,000	1,922,458
Credito Real SAB de CV (E)(F)	9.125	11-29-27	3,500,000	350
Credito Real SAB de CV (A)(F)	9.500	02-07-26	11,760,000	1,470,000
Metalsa Sapi de CV	3.750	05-04-31	12,300,000	9,940,238
Mexico City Airport Trust (A)	5.500	10-31-46	7,100,000	5,878,396
Mexico City Airport Trust	5.500	10-31-46	2,000,000	1,654,308
Mexico City Airport Trust (A)	5.500	07-31-47	6,900,000	5,735,625
Mexico City Airport Trust	5.500	07-31-47	7,200,000	5,985,000
Petroleos Mexicanos	6.625	06-15-35	14,080,000	10,297,132
Petroleos Mexicanos	7.690	01-23-50	34,000,000	23,403,825
Petroleos Mexicanos (A)	10.000	02-07-33	5,000,000	4,856,025
Petroleos Mexicanos (B)	10.000	02-07-33	1,600,000	1,553,928
Trust Fibra Uno (A)(B)	6.950	01-30-44	6,600,000	5,884,864
Trust Fibra Uno (A)	7.375	02-13-34	2,550,000	2,557,650
Unifin Financiera SAB de CV (A)(F)	8.375	01-27-28	11,500,000	632,500
14	JOHN HANCOCK EMERGING MARKETS DEBT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Netherlands 2.4%				$28,911,883
Braskem Netherlands Finance BV (A)	4.500	01-10-28	11,150,000	9,819,827
Braskem Netherlands Finance BV	4.500	01-10-28	3,000,000	2,637,389
Coruripe Netherlands BV	10.000	02-10-27	3,650,000	3,335,188
Metinvest BV	7.750	10-17-29	8,300,000	5,820,790
Prosus NV (A)	4.027	08-03-50	8,870,000	5,646,220
Prosus NV	4.027	08-03-50	2,600,000	1,652,469
Panama 0.3%				3,709,314
AES Panama Generation Holdings SRL (A)	4.375	05-31-30	3,437,332	2,885,022
AES Panama Generation Holdings SRL	4.375	05-31-30	982,095	824,292
Paraguay 0.3%				3,140,256
Telefonica Celular del Paraguay SA (A)	5.875	04-15-27	2,500,000	2,453,325
Telefonica Celular del Paraguay SA	5.875	04-15-27	700,000	686,931
Peru 4.1%				50,125,699
Atlantica Transmision Sur SA (A)	6.875	04-30-43	5,767,500	5,854,013
Banco BBVA Peru SA (5.250% to 9-22-24, then 5 Year CMT + 2.750%) (A)	5.250	09-22-29	2,300,000	2,287,350
Banco BBVA Peru SA (5.250% to 9-22-24, then 5 Year CMT + 2.750%)	5.250	09-22-29	700,000	696,150
Cia de Minas Buenaventura SAA (A)	5.500	07-23-26	4,000,000	3,846,258
Consorcio Transmantaro SA (A)	5.200	04-11-38	5,000,000	4,660,055
Consorcio Transmantaro SA	5.200	04-11-38	1,500,000	1,397,141
Hunt Oil Company of Peru LLC (A)	8.550	09-18-33	4,400,000	4,653,805
Hunt Oil Company of Peru LLC	8.550	09-18-33	1,300,000	1,374,716
InRetail Consumer (A)	3.250	03-22-28	6,000,000	5,328,108
InRetail Consumer	3.250	03-22-28	1,800,000	1,598,432
Kallpa Generacion SA (A)	4.875	05-24-26	2,890,000	2,821,363
Kallpa Generacion SA	4.875	05-24-26	800,000	781,000
Petroleos del Peru SA (A)	5.625	06-19-47	9,180,000	6,248,374
Petroleos del Peru SA	5.625	06-19-47	7,100,000	4,833,614
Volcan Cia Minera SAA (A)	4.375	02-11-26	6,000,000	3,745,320
Singapore 1.6%				19,520,720
LLPL Capital Pte, Ltd. (A)	6.875	02-04-39	5,541,724	5,354,690
LLPL Capital Pte, Ltd.	6.875	02-04-39	1,316,140	1,271,720
Medco Bell Pte, Ltd. (A)(B)	6.375	01-30-27	5,522,000	5,363,003
Medco Bell Pte, Ltd.	6.375	01-30-27	1,600,000	1,553,931
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	15

	Rate (%)	Maturity date		Par value^	Value
Singapore (continued)
Medco Oak Tree Pte, Ltd. (A)	7.375	05-14-26		4,685,000	4,679,032
Medco Oak Tree Pte, Ltd.	7.375	05-14-26		1,300,000	1,298,344
South Africa 0.5%					$6,241,133
Eskom Holdings SOC, Ltd.	8.450	08-10-28		6,300,000	6,241,133
Supranational 1.0%					11,802,744
European Bank for Reconstruction & Development	5.000	01-27-25	BRL	60,700,000	11,802,744
Thailand 0.8%					10,055,361
GC Treasury Center Company, Ltd. (A)	5.200	03-30-52		3,000,000	2,586,629
GC Treasury Center Company, Ltd.	5.200	03-30-52		800,000	689,768
PTTEP Treasury Center Company, Ltd. (A)(B)	6.350	06-12-42		2,600,000	2,838,551
Thaioil Treasury Center Company, Ltd. (A)	3.750	06-18-50		2,000,000	1,405,584
Thaioil Treasury Center Company, Ltd.	3.750	06-18-50		600,000	421,675
Thaioil Treasury Center Company, Ltd. (A)	5.375	11-20-48		1,800,000	1,653,773
Thaioil Treasury Center Company, Ltd.	5.375	11-20-48		500,000	459,381
Togo 0.4%					5,076,500
Banque Ouest Africaine de Developpement (A)	5.000	07-27-27		4,200,000	3,876,600
Banque Ouest Africaine de Developpement	5.000	07-27-27		1,300,000	1,199,900
United Kingdom 1.7%					20,030,421
IHS Holding, Ltd. (A)	6.250	11-29-28		5,800,000	4,727,000
IHS Holding, Ltd.	6.250	11-29-28		1,700,000	1,385,500
Liquid Telecommunications Financing PLC (A)	5.500	09-04-26		6,000,000	3,450,000
Liquid Telecommunications Financing PLC	5.500	09-04-26		1,700,000	977,500
MARB BondCo PLC (A)	3.950	01-29-31		9,000,000	7,300,324
MARB BondCo PLC	3.950	01-29-31		2,700,000	2,190,097
United States 1.8%					22,180,329
ATP Tower Holdings LLC (A)	4.050	04-27-26		2,000,000	1,855,000
ATP Tower Holdings LLC	4.050	04-27-26		600,000	556,500
JBS USA LUX SA	3.625	01-15-32		6,500,000	5,465,429
Kosmos Energy, Ltd. (A)	7.750	05-01-27		3,200,000	3,041,440
Kosmos Energy, Ltd.	7.750	05-01-27		900,000	855,405
16	JOHN HANCOCK EMERGING MARKETS DEBT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Sasol Financing USA LLC	5.500	03-18-31	12,500,000	10,406,555

	Shares	Value
Common stocks 0.0%		$649,037
(Cost $6,135,046)
Canada 0.0%		360,659
Frontera Energy Corp. (C)	62,290	360,659
Luxembourg 0.0%		288,378
Drillco Holdings SA, Class B (A)(C)	1,602	28,836
Drillco Holdings SA, Class C (A)(C)	14,419	259,542

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 2.7%				$32,975,218
(Cost $32,972,211)
U.S. Government Agency 0.8%				9,998,539
Federal Agricultural Mortgage Corp. Discount Note	5.150	03-01-24	10,000,000	9,998,539

	Yield (%)	Shares	Value
Short-term funds 1.9%			22,976,679
John Hancock Collateral Trust (G)	5.2759(H)	2,297,622	22,976,679

Total investments (Cost $1,329,609,800) 96.7%	$1,171,447,304
Other assets and liabilities, net 3.3%	39,350,956
Total net assets 100.0%	$1,210,798,260

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $480,081,137 or 39.6% of the fund’s net assets as of 2-29-24.
(B)	All or a portion of this security is on loan as of 2-29-24.
(C)	Non-income producing security.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	17

(D)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Non-income producing - Issuer is in default.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(H)	The rate shown is the annualized seven-day yield as of 2-29-24.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
18	JOHN HANCOCK EMERGING MARKETS DEBT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	453	Long	Jun 2024	$49,899,043	$50,056,500	$157,457
						$157,457
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	7,613,756	EUR	6,940,000	RBCD	3/20/2024	$107,934	—
USD	2,158,757	EUR	2,000,000	TD	3/20/2024	—	$(4,304)
						$107,934	$(4,304)

Derivatives Currency Abbreviations
EUR	Euro
USD	U.S. Dollar

Derivatives Abbreviations
OTC	Over-the-counter
RBCD	RBC Dominion Securities, Inc.
TD	The Toronto-Dominion Bank
At 2-29-24, the aggregate cost of investments for federal income tax purposes was $1,333,376,176. Net unrealized depreciation aggregated to $161,667,785, of which $6,972,524 related to gross unrealized appreciation and $168,640,309 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	19

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-29-24 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,306,637,589) including $22,535,871 of securities loaned	$1,148,470,625
Affiliated investments, at value (Cost $22,972,211)	22,976,679
Total investments, at value (Cost $1,329,609,800)	1,171,447,304
Unrealized appreciation on forward foreign currency contracts	107,934
Receivable for futures variation margin	157,352
Cash	86,807,511
Collateral held at broker for futures contracts	1,665,000
Interest receivable	14,858,900
Receivable for fund shares sold	3,710,321
Receivable for investments sold	20,868,316
Receivable for securities lending income	20,140
Other assets	86,542
Total assets	1,299,729,320
Liabilities
Unrealized depreciation on forward foreign currency contracts	4,304
Distributions payable	80,473
Payable for investments purchased	65,626,964
Payable for fund shares repurchased	30,282
Payable upon return of securities loaned	23,011,062
Payable to affiliates
Accounting and legal services fees	55,563
Transfer agent fees	2,496
Trustees’ fees	543
Other liabilities and accrued expenses	119,373
Total liabilities	88,931,060
Net assets	$1,210,798,260
Net assets consist of
Paid-in capital	$1,463,435,282
Total distributable earnings (loss)	(252,637,022)
Net assets	$1,210,798,260

20	JOHN HANCOCK Emerging Markets Debt Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES 2-29-24 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($1,974,919 ÷ 261,163 shares)[1]	$7.56
Class C ($192,744 ÷ 25,561 shares)[1]	$7.54
Class I ($27,341,947 ÷ 3,617,534 shares)	$7.56
Class R2 ($38,387 ÷ 5,087 shares)	$7.55
Class R6 ($2,023,403 ÷ 267,973 shares)	$7.55
Class NAV ($1,179,226,860 ÷ 156,247,202 shares)	$7.55
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$7.88

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	21

STATEMENT OF OPERATIONS For the six months ended 2-29-24 (unaudited)

Investment income
Interest	$32,025,105
Securities lending	122,544
Less foreign taxes withheld	(91,073)
Total investment income	32,056,576
Expenses
Investment management fees	3,206,594
Distribution and service fees	3,833
Accounting and legal services fees	109,485
Transfer agent fees	15,718
Trustees’ fees	10,507
Custodian fees	116,438
State registration fees	48,287
Printing and postage	10,060
Professional fees	67,450
Other	27,505
Total expenses	3,615,877
Less expense reductions	(33,710)
Net expenses	3,582,167
Net investment income	28,474,409
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(10,206,280)
Affiliated investments	695
Futures contracts	389,352
Forward foreign currency contracts	3,752
(9,812,481)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	42,930,957
Affiliated investments	3,332
Futures contracts	(494,153)
Forward foreign currency contracts	103,630
42,543,766
Net realized and unrealized gain	32,731,285
Increase in net assets from operations	$61,205,694
22	JOHN HANCOCK Emerging Markets Debt Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-29-24 (unaudited)	Year ended 8-31-23
Increase (decrease) in net assets
From operations
Net investment income	$28,474,409	$53,412,561
Net realized loss	(9,812,481)	(29,632,802)
Change in net unrealized appreciation (depreciation)	42,543,766	35,738,685
Increase in net assets resulting from operations	61,205,694	59,518,444
Distributions to shareholders
From earnings
Class A	(50,192)	(99,714)
Class C	(5,435)	(14,111)
Class I	(702,028)	(1,325,101)
Class R2	(1,075)	(2,120)
Class R6	(57,580)	(111,660)
Class NAV	(27,042,444)	(53,191,981)
Total distributions	(27,858,754)	(54,744,687)
From fund share transactions	260,925,819	(22,170,353)
Total increase (decrease)	294,272,759	(17,396,596)
Net assets
Beginning of period	916,525,501	933,922,097
End of period	$1,210,798,260	$916,525,501
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	23

Financial highlights
CLASS A SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$7.28	$7.24	$9.45	$9.21	$9.33	$8.86
Net investment income[2]	0.21	0.38	0.41	0.37	0.41	0.43
Net realized and unrealized gain (loss) on investments	0.28	0.06	(2.22)	0.23	(0.11)	0.48
Total from investment operations	0.49	0.44	(1.81)	0.60	0.30	0.91
Less distributions
From net investment income	(0.21)	(0.40)	(0.40)	(0.36)	(0.36)	(0.44)
From tax return of capital	—	—	—	—	(0.06)	—
Total distributions	(0.21)	(0.40)	(0.40)	(0.36)	(0.42)	(0.44)
Net asset value, end of period	$7.56	$7.28	$7.24	$9.45	$9.21	$9.33
Total return (%)[3,4]	6.79[5]	6.37	(19.55)	6.61	3.36	10.52
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$2	$2	$3	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.21[6]	1.20	1.18	1.17	1.20	1.19
Expenses including reductions	1.20[6]	1.19	1.17	1.17	1.19	1.18
Net investment income	5.71[6]	5.27	4.87	4.01	4.54	4.78
Portfolio turnover (%)	15	22	9	18	24	7

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
24	JOHN HANCOCK Emerging Markets Debt Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$7.27	$7.24	$9.44	$9.20	$9.32	$8.85
Net investment income[2]	0.18	0.34	0.35	0.31	0.35	0.37
Net realized and unrealized gain (loss) on investments	0.27	0.05	(2.21)	0.22	(0.12)	0.48
Total from investment operations	0.45	0.39	(1.86)	0.53	0.23	0.85
Less distributions
From net investment income	(0.18)	(0.36)	(0.34)	(0.29)	(0.30)	(0.38)
From tax return of capital	—	—	—	—	(0.05)	—
Total distributions	(0.18)	(0.36)	(0.34)	(0.29)	(0.35)	(0.38)
Net asset value, end of period	$7.54	$7.27	$7.24	$9.44	$9.20	$9.32
Total return (%)[3,4]	6.30[5]	5.50	(20.04)	5.87	2.65	9.76
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]	$—[6]	$—[6]	$—[6]	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.91[7]	1.90	1.88	1.87	1.90	1.89
Expenses including reductions	1.90[7]	1.89	1.87	1.87	1.89	1.88
Net investment income	5.10[7]	4.78	4.17	3.32	3.85	4.09
Portfolio turnover (%)	15	22	9	18	24	7

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	25

CLASS I SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$7.28	$7.25	$9.46	$9.22	$9.34	$8.86
Net investment income[2]	0.22	0.41	0.43	0.41	0.44	0.46
Net realized and unrealized gain (loss) on investments	0.28	0.05	(2.22)	0.21	(0.12)	0.49
Total from investment operations	0.50	0.46	(1.79)	0.62	0.32	0.95
Less distributions
From net investment income	(0.22)	(0.43)	(0.42)	(0.38)	(0.38)	(0.47)
From tax return of capital	—	—	—	—	(0.06)	—
Total distributions	(0.22)	(0.43)	(0.42)	(0.38)	(0.44)	(0.47)
Net asset value, end of period	$7.56	$7.28	$7.25	$9.46	$9.22	$9.34
Total return (%)[3]	6.95[4]	6.53	(19.30)	6.91	3.67	10.95
Ratios and supplemental data
Net assets, end of period (in millions)	$27	$31	$19	$18	$14	$15
Ratios (as a percentage of average net assets):
Expenses before reductions	0.91[5]	0.90	0.88	0.87	0.90	0.90
Expenses including reductions	0.90[5]	0.89	0.87	0.87	0.89	0.89
Net investment income	6.08[5]	5.73	5.21	4.36	4.83	5.06
Portfolio turnover (%)	15	22	9	18	24	7

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
26	JOHN HANCOCK Emerging Markets Debt Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$7.27	$7.24	$9.45	$9.21	$9.32	$8.85
Net investment income[2]	0.22	0.41	0.42	0.38	0.42	0.44
Net realized and unrealized gain (loss) on investments	0.27	0.04	(2.22)	0.22	(0.11)	0.48
Total from investment operations	0.49	0.45	(1.80)	0.60	0.31	0.92
Less distributions
From net investment income	(0.21)	(0.42)	(0.41)	(0.36)	(0.36)	(0.45)
From tax return of capital	—	—	—	—	(0.06)	—
Total distributions	(0.21)	(0.42)	(0.41)	(0.36)	(0.42)	(0.45)
Net asset value, end of period	$7.55	$7.27	$7.24	$9.45	$9.21	$9.32
Total return (%)[3]	6.90[4]	6.40	(19.32)	6.52	3.49	10.62
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.04[6]	1.05	1.02	1.15	1.18	1.12
Expenses including reductions	1.04[6]	1.04	1.01	1.15	1.17	1.11
Net investment income	5.98[6]	5.66	5.06	4.04	4.60	4.85
Portfolio turnover (%)	15	22	9	18	24	7

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	27

CLASS R6 SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$7.28	$7.25	$9.44	$9.21	$9.33	$8.85
Net investment income[2]	0.23	0.42	0.44	0.41	0.45	0.48
Net realized and unrealized gain (loss) on investments	0.26	0.04	(2.20)	0.21	(0.12)	0.47
Total from investment operations	0.49	0.46	(1.76)	0.62	0.33	0.95
Less distributions
From net investment income	(0.22)	(0.43)	(0.43)	(0.39)	(0.39)	(0.47)
From tax return of capital	—	—	—	—	(0.06)	—
Total distributions	(0.22)	(0.43)	(0.43)	(0.39)	(0.45)	(0.47)
Net asset value, end of period	$7.55	$7.28	$7.25	$9.44	$9.21	$9.33
Total return (%)[3]	6.88[4]	6.66	(19.04)	6.92	3.79	11.05
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$2	$3	$4	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	0.79[5]	0.79	0.77	0.77	0.78	0.79
Expenses including reductions	0.79[5]	0.79	0.76	0.76	0.78	0.78
Net investment income	6.23[5]	5.91	5.28	4.44	4.96	5.22
Portfolio turnover (%)	15	22	9	18	24	7

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
28	JOHN HANCOCK Emerging Markets Debt Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$7.27	$7.24	$9.44	$9.21	$9.33	$8.85
Net investment income[2]	0.23	0.42	0.44	0.42	0.45	0.47
Net realized and unrealized gain (loss) on investments	0.27	0.05	(2.21)	0.20	(0.11)	0.49
Total from investment operations	0.50	0.47	(1.77)	0.62	0.34	0.96
Less distributions
From net investment income	(0.22)	(0.44)	(0.43)	(0.39)	(0.40)	(0.48)
From tax return of capital	—	—	—	—	(0.06)	—
Total distributions	(0.22)	(0.44)	(0.43)	(0.39)	(0.46)	(0.48)
Net asset value, end of period	$7.55	$7.27	$7.24	$9.44	$9.21	$9.33
Total return (%)[3]	7.03[4]	6.68	(19.14)	6.93	3.80	11.10
Ratios and supplemental data
Net assets, end of period (in millions)	$1,179	$882	$911	$1,175	$1,014	$1,069
Ratios (as a percentage of average net assets):
Expenses before reductions	0.79[5]	0.79	0.76	0.76	0.77	0.77
Expenses including reductions	0.78[5]	0.78	0.75	0.75	0.76	0.77
Net investment income	6.24[5]	5.91	5.31	4.49	4.97	5.21
Portfolio turnover (%)	15	22	9	18	24	7

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	29

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Emerging Markets Debt Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek total return with an emphasis on current income as well as capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
30	JOHN HANCOCK Emerging Markets Debt Fund | SEMIANNUAL REPORT

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 29, 2024, by major security category or type:
	Total value at 2-29-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Foreign government obligations	$585,857,918	—	$585,857,918	—
Corporate bonds	551,965,131	—	551,965,131	—
Common stocks	649,037	$360,659	288,378	—
Short-term investments	32,975,218	22,976,679	9,998,539	—
Total investments in securities	$1,171,447,304	$23,337,338	$1,148,109,966	—
Derivatives:
Assets
Futures	$157,457	$157,457	—	—
Forward foreign currency contracts	107,934	—	$107,934	—
Liabilities
Forward foreign currency contracts	(4,304)	—	(4,304)	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	31

interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 29, 2024, the fund loaned securities valued at $22,535,871 and received $23,011,062 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
32	JOHN HANCOCK Emerging Markets Debt Fund | SEMIANNUAL REPORT

Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 29, 2024, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 29, 2024 were $3,199.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2023, the fund has a short-term capital loss carryforward of $9,538,476 and a long-term capital loss carryforward of $70,460,710 available to offset future net realized capital gains. These carryforwards do not expire.
As of August 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	33

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to defaulted bonds, derivatives, foreign currency transactions and amortization and accretion of debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the
34	JOHN HANCOCK Emerging Markets Debt Fund | SEMIANNUAL REPORT

contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended February 29, 2024, the fund used futures contracts to manage duration of the fund and manage against changes in interest rates. The fund held futures contracts with USD notional values ranging from $50.1 million to $76 million, as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended February 29, 2024, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates and gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging up to $9.8 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at February 29, 2024 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	$157,457	—
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	107,934	$(4,304)
			$265,391	$(4,304)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Fund’s investments. Only the period end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	35

 Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 29, 2024:
	Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$389,352	—	$389,352
Currency	—	$3,752	3,752
Total	$389,352	$3,752	$393,104
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 29, 2024:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$(494,153)	—	$(494,153)
Currency	—	$103,630	103,630
Total	$(494,153)	$103,630	$(390,523)
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.725% of the first $250 million of the fund’s average daily net assets; (b) 0.700% of the next $500 million of the fund’s average daily net assets, and (c) 0.675% of the fund’s average daily net assets in excess of $750 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC (Subadvisor), an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 29, 2024, this waiver amounted to 0.01% of the fund’s average daily
36	JOHN HANCOCK Emerging Markets Debt Fund | SEMIANNUAL REPORT

net assets, on an annualized basis. This arrangement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.78% of average net assets. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class specific expenses, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees, and short dividend expense. This agreement expires on December 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 29, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$65
Class C	8
Class I	865
Class R2	1
Class	Expense reduction
Class R6	$70
Class NAV	32,701
Total	$33,710

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 29, 2024, were equivalent to a net annual effective rate of 0.69% of the fund’s average daily  net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 29, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $88 for the six months ended February 29, 2024. Of this amount, $12 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $76 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	37

purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 29, 2024, there were no CDSCs received by the Distributor for Class A or Class C shares.Effective March 1, 2024, for Class A shares, the CDSC  is 0.75% on certain shares sold within 18 months of purchase.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 29, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$2,698	$1,100
Class C	1,089	134
Class I	—	14,433
Class R2	46	1
Class R6	—	50
Total	$3,833	$15,718
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$8,350,000	2	5.810%	$2,695
38	JOHN HANCOCK Emerging Markets Debt Fund | SEMIANNUAL REPORT

Note 6—Fund share transactions
Transactions in fund shares for the six months ended February 29, 2024 and for the year ended August 31, 2023 were as follows:
	Six Months Ended 2-29-24[1]		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	687,953	$4,953,788	2,793,871	$20,465,377
Distributions reinvested	6,483	47,429	13,426	96,444
Repurchased	(661,610)	(4,767,661)	(2,797,582)	(20,523,474)
Net increase	32,826	$233,556	9,715	$38,347
Class C shares
Sold	175	$1,272	14,716	$104,770
Distributions reinvested	746	5,409	1,961	14,067
Repurchased	(15,120)	(106,889)	(14,900)	(107,973)
Net increase (decrease)	(14,199)	$(100,208)	1,777	$10,864
Class I shares
Sold	2,158,524	$15,695,007	7,911,995	$56,440,767
Distributions reinvested	31,195	226,513	84,482	607,758
Repurchased	(2,804,481)	(20,128,636)	(6,345,878)	(45,410,011)
Net increase (decrease)	(614,762)	$(4,207,116)	1,650,599	$11,638,514
Class R6 shares
Sold	14,567	$108,436	67,416	$483,764
Distributions reinvested	7,881	57,564	15,238	109,401
Repurchased	(12,667)	(92,256)	(84,598)	(611,037)
Net increase (decrease)	9,781	$73,744	(1,944)	$(17,872)
Class NAV shares
Sold	40,533,165	$304,136,235	3,068,931	$21,950,559
Distributions reinvested	3,701,598	27,042,444	7,411,620	53,191,981
Repurchased	(9,219,306)	(66,252,836)	(15,087,526)	(108,982,746)
Net increase (decrease)	35,015,457	$264,925,843	(4,606,975)	$(33,840,206)
Total net increase (decrease)	34,429,103	$260,925,819	(2,946,828)	$(22,170,353)

[1]	There were no share transactions for Class R2 for the six months ended February 29, 2024 and year ended August 31, 2023.
Affiliates of the fund owned 100%, 54% and 100% of shares of Class R2, Class R6 and Class NAV, respectively, on February 29, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $344,394,582 and $133,513,607, respectively, for the six months ended February 29, 2024.
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	39

Note 8—Emerging-market risk
Foreign investing especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Funds that invest a significant portion of assets in the securities of issuers based in countries with emerging market economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present other risks greater than, or in addition to, the risks of investing in developed foreign countries.
Note 9—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At February 29, 2024, funds within the John Hancock group of funds complex held 97.4% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	23.1%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	13.8%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	10.2%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	10.1%
Note 10—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	2,297,622	$5,786,747	$56,061,388	$(38,875,483)	$695	$3,332	$122,544	—	$22,976,679

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
40	JOHN HANCOCK Emerging Markets Debt Fund | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Noni L. Ellison
Grace K. Fey
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Neal Capecci, CFA
Roberto Sanchez-Dahl, CFA
Elina Theodorakopoulou
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	41

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Dynamic Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

Corporate Bond ETF
Disciplined Value International Select ETF
Dynamic Municipal Bond ETF
Fundamental All Cap Core ETF
International High Dividend ETF
Mortgage-Backed Securities ETF
Multifactor Developed International ETF
Multifactor Emerging Markets ETF
Multifactor Large Cap ETF
Multifactor Mid Cap ETF
Multifactor Small Cap ETF
Preferred Income ETF
U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Emerging Markets Debt Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3446780	358SA 2/24
4/24

Semiannual report
John Hancock
Emerging Markets Fund
International equity
February 29, 2024
Beginning on July 24, 2024, as required by regulations adopted by the U.S. Securities and Exchange Commission, open-end mutual funds and ETFs will transmit tailored annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in shareholder reports transmitted to shareholders, but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

A message to shareholders
Dear shareholder,
Global equities posted gains during the six months ended February 29, 2024. Concerns that interest rates would need to stay higher for longer led to a sharp increase in bond yields and weighed heavily on investor sentiment through late October. These worries rapidly dissipated in November, however, following a stretch of favorable inflation readings and more dovish comments from central bank officials. Stocks moved off their previous lows in response, and the U.S. Federal Reserve added fuel to the rally in December by indicating that the bank may begin to cut rates later in 2024.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Emerging Markets Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
12	Financial statements
16	Financial highlights
21	Notes to financial statements
32	More information
SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 2/29/2024 (%)

The MSCI Emerging Markets (EM) Index tracks the performance of publicly traded large- and mid-cap emerging-market stocks.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 2/29/2024 (% of total investments)

TOP 10 HOLDINGS AS OF 2/29/2024 (% of net assets)
Taiwan Semiconductor Manufacturing Company, Ltd.	4.8
Samsung Electronics Company, Ltd.	2.0
Tencent Holdings, Ltd.	1.9
Alibaba Group Holding, Ltd.	1.0
Reliance Industries, Ltd.	0.8
Infosys, Ltd.	0.7
ICICI Bank, Ltd.	0.7
Petroleo Brasileiro SA	0.6
China Construction Bank Corp., H Shares	0.6
Petroleo Brasileiro SA	0.5
TOTAL	13.6
Cash and cash equivalents are not included.

SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	3

TOP 10 COUNTRIES AS OF 2/29/2024 (% of net assets)
China	19.5
India	19.1
Taiwan	17.4
South Korea	12.2
Brazil	5.1
Saudi Arabia	3.8
Mexico	2.9
Hong Kong	2.4
South Africa	2.3
Indonesia	2.1
TOTAL	86.8
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectuses. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectuses.
4	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2023, with the same investment held until February 29, 2024.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2024, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2023, with the same investment held until February 29, 2024. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2023	Ending value on 2-29-2024	Expenses paid during period ended 2-29-2024[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,056.20	$7.31	1.43%
	Hypothetical example	1,000.00	1,017.80	7.17	1.43%
Class C	Actual expenses/actual returns	1,000.00	1,051.80	10.87	2.13%
	Hypothetical example	1,000.00	1,014.30	10.67	2.13%
Class I	Actual expenses/actual returns	1,000.00	1,057.30	5.78	1.13%
	Hypothetical example	1,000.00	1,019.20	5.67	1.13%
Class R6	Actual expenses/actual returns	1,000.00	1,057.70	5.22	1.02%
	Hypothetical example	1,000.00	1,019.80	5.12	1.02%
Class NAV	Actual expenses/actual returns	1,000.00	1,057.80	5.17	1.01%
	Hypothetical example	1,000.00	1,019.80	5.07	1.01%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
6	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT

Fund’s investments
Summary of fund’s investments as of 2-29-24 (unaudited)
(showing percentage of total net assets)
This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. Certain percentages of less than 0.05% are rounded and presented as 0.0%. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling 1-800-225-5291. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.
	Shares	Value	% of Net Assets
Common stocks 98.1%		$174,862,413
(Cost $154,451,087)
Australia 0.0%		47,116	0.0%
Belgium 0.0%		37,092	0.0%
Brazil 4.0%		7,143,181	4.0%
Petroleo Brasileiro SA	109,344	906,673	0.5%
Vale SA	44,089	594,139	0.4%
Vale SA, ADR	15,335	205,642	0.1%
OTHER SECURITIES		5,436,727	3.0%
Canada 0.0%		48,635	0.0%
Chile 0.6%		1,085,135	0.6%
China 19.5%		34,798,737	19.5%
Alibaba Group Holding, Ltd.	183,100	1,683,363	1.0%
Aowei Holdings, Ltd. (A)	9,116,000	570,514	0.3%
Bank of China, Ltd., H Shares	1,454,075	570,436	0.3%
BYD Company, Ltd., H Shares	13,500	332,506	0.2%
China Construction Bank Corp., H Shares	1,724,000	1,069,149	0.6%
China Merchants Bank Company, Ltd., H Shares	102,961	398,152	0.3%
China Petroleum & Chemical Corp., H Shares	648,000	357,018	0.2%
Industrial & Commercial Bank of China, Ltd., H Shares	606,000	310,643	0.2%
Meituan, Class B (A)(B)	33,530	340,402	0.2%
NetEase, Inc.	14,800	321,494	0.2%
PetroChina Company, Ltd., H Shares	558,000	437,646	0.3%
Ping An Insurance Group Company of China, Ltd., H Shares	171,000	760,466	0.5%
Tencent Holdings, Ltd.	95,500	3,345,426	1.9%
OTHER SECURITIES		24,301,522	13.3%
Colombia 0.1%		244,575	0.1%
Cyprus 0.0%		15,078	0.0%
Czech Republic 0.1%		168,514	0.1%
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	7

	Shares	Value	% of Net Assets
Egypt 0.0%		$35,024	0.0%
Greece 0.6%		966,530	0.6%
Hong Kong 2.4%		4,352,061	2.4%
Hungary 0.2%		354,001	0.2%
India 19.1%		34,081,784	19.1%
Axis Bank, Ltd.	60,186	778,059	0.5%
Bharti Airtel, Ltd.	49,864	674,778	0.4%
HCL Technologies, Ltd.	19,588	394,706	0.2%
HDFC Bank, Ltd.	26,484	448,690	0.3%
ICICI Bank, Ltd.	88,785	1,130,585	0.7%
Infosys, Ltd.	60,608	1,219,778	0.7%
ITC, Ltd.	67,224	329,483	0.2%
Larsen & Toubro, Ltd.	9,547	400,668	0.2%
Mahindra & Mahindra, Ltd.	15,895	370,034	0.2%
Reliance Industries, Ltd.	39,554	1,396,473	0.8%
State Bank of India	29,643	268,678	0.2%
State Bank of India, GDR	459	41,753	0.0%
Tata Consultancy Services, Ltd.	12,924	640,342	0.4%
Tata Motors, Ltd.	39,071	449,494	0.3%
OTHER SECURITIES		25,538,263	14.0%
Indonesia 2.1%		3,655,386	2.1%
Bank Central Asia Tbk PT	620,300	390,334	0.2%
OTHER SECURITIES		3,265,052	1.9%
Ireland 0.5%		872,154	0.5%
PDD Holdings, Inc., ADR (A)	7,003	872,154	0.5%
Kuwait 0.7%		1,239,350	0.7%
Malaysia 1.8%		3,116,817	1.8%
Mexico 2.9%		5,193,304	2.9%
Grupo Gigante SAB de CV (A)	166,920	313,387	0.2%
Grupo KUO SAB de CV, Series B (A)	136,788	353,120	0.2%
Organizacion Soriana SAB de CV, Series B	327,911	640,652	0.4%
OTHER SECURITIES		3,886,145	2.1%
Netherlands 0.0%		48,429	0.0%
Panama 0.0%		1,399	0.0%
Peru 0.1%		136,690	0.1%
Philippines 0.9%		1,567,653	0.9%
Poland 1.1%		1,980,853	1.1%
8	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value	% of Net Assets
Qatar 0.9%		$1,554,095	0.9%
Qatar National Bank QPSC	92,062	385,242	0.2%
OTHER SECURITIES		1,168,853	0.7%
Russia 0.0%		25,337	0.0%
Saudi Arabia 3.8%		6,702,186	3.8%
Al Rajhi Bank	24,548	582,971	0.3%
Saudi Telecom Company	35,701	404,121	0.2%
The Saudi National Bank	34,393	388,683	0.2%
OTHER SECURITIES		5,326,411	3.1%
Singapore 0.1%		74,348	0.1%
South Africa 2.3%		4,140,667	2.3%
South Korea 12.2%		21,830,818	12.2%
Hana Financial Group, Inc.	8,619	366,720	0.2%
Hyundai Motor Company	4,034	759,471	0.5%
KB Financial Group, Inc.	9,530	454,526	0.3%
Kia Corp. (A)	7,006	656,098	0.4%
POSCO Holdings, Inc.	1,328	431,592	0.3%
Samsung Electronics Company, Ltd.	64,832	3,578,267	2.0%
Samsung SDI Company, Ltd.	1,122	318,751	0.2%
Shinhan Financial Group Company, Ltd.	9,917	324,183	0.2%
OTHER SECURITIES		14,941,210	8.1%
Spain 0.0%		15,423	0.0%
Taiwan 17.4%		31,052,650	17.4%
CTBC Financial Holding Company, Ltd.	328,967	306,240	0.2%
Hon Hai Precision Industry Company, Ltd.	119,352	389,145	0.2%
MediaTek, Inc.	16,000	577,381	0.3%
Taiwan Semiconductor Manufacturing Company, Ltd.	388,000	8,502,824	4.8%
United Microelectronics Corp.	219,468	338,382	0.2%
OTHER SECURITIES		20,938,678	11.7%
Thailand 2.0%		3,466,424	2.0%
Turkey 1.0%		1,822,819	1.0%
United Arab Emirates 1.6%		2,794,152	1.6%
United Kingdom 0.0%		74,045	0.0%

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	9

	Shares	Value	% of Net Assets
United States 0.1%		$119,951	0.1%
Preferred securities 1.2%		$2,190,997
(Cost $1,252,867)
Brazil 1.1%		2,061,876	1.1%
Petroleo Brasileiro SA	135,538	1,094,425	0.6%
OTHER SECURITIES		967,451	0.5%
Chile 0.1%		101,902	0.1%
Colombia 0.0%		15,470	0.0%
India 0.0%		5,065	0.0%
Philippines 0.0%		6,684	0.0%
Rights 0.0%		$4,531
(Cost $0)
Warrants 0.0%		$206
(Cost $0)

	Yield (%)	Shares	Value	% of Net Assets
Short-term investments 0.0%			$59,586
(Cost $59,563)
Short-term funds 0.0%			59,586	0.0%
John Hancock Collateral Trust (C)	5.2759 (D)	5,958	59,586	0.0%

Total investments (Cost $155,763,517) 99.3%	$177,117,733	99.3%
Other assets and liabilities, net 0.7%	1,223,941	0.7%
Total net assets 100.0%	$178,341,674	100.0%

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 2-29-24.
10	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 E-Mini Index Futures	4	Long	Mar 2024	$1,010,260	$1,020,750	$10,490
						$10,490
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
At 2-29-24, the aggregate cost of investments for federal income tax purposes was $159,721,893. Net unrealized appreciation aggregated to $17,406,330, of which $61,233,499 related to gross unrealized appreciation and $43,827,169 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	11

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-29-24 (unaudited)

Assets
Unaffiliated investments, at value (Cost $155,703,954) including $57,677 of securities loaned	$177,058,147
Affiliated investments, at value (Cost $59,563)	59,586
Total investments, at value (Cost $155,763,517)	177,117,733
Receivable for futures variation margin	9,100
Cash	369,795
Foreign currency, at value (Cost $1,178,138)	1,174,611
Collateral held at broker for futures contracts	47,200
Dividends and interest receivable	308,932
Receivable for fund shares sold	1,424,047
Receivable for investments sold	276,665
Receivable for securities lending income	813
Receivable from affiliates	669
Other assets	46,055
Total assets	180,775,620
Liabilities
Foreign capital gains tax payable	1,784,912
Payable for investments purchased	252,956
Payable for fund shares repurchased	156,363
Payable upon return of securities loaned	59,530
Payable to affiliates
Accounting and legal services fees	10,268
Transfer agent fees	10,568
Trustees’ fees	109
Other liabilities and accrued expenses	159,240
Total liabilities	2,433,946
Net assets	$178,341,674
Net assets consist of
Paid-in capital	$160,959,378
Total distributable earnings (loss)	17,382,296
Net assets	$178,341,674

12	JOHN HANCOCK Emerging Markets Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES 2-29-24 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($39,780,345 ÷ 3,536,045 shares)[1]	$11.25
Class C ($1,141,853 ÷ 101,127 shares)[1]	$11.29
Class I ($74,310,930 ÷ 6,616,158 shares)	$11.23
Class R6 ($870,828 ÷ 77,680 shares)	$11.21
Class NAV ($62,237,718 ÷ 5,545,562 shares)	$11.22
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.84

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	13

STATEMENT OF OPERATIONS For the six months ended 2-29-24 (unaudited)

Investment income
Dividends	$1,465,614
Interest	13,043
Securities lending	3,069
Less foreign taxes withheld	(183,022)
Total investment income	1,298,704
Expenses
Investment management fees	668,177
Distribution and service fees	64,770
Accounting and legal services fees	21,073
Transfer agent fees	68,813
Trustees’ fees	2,452
Custodian fees	245,241
State registration fees	35,132
Printing and postage	12,972
Professional fees	41,171
Other	17,133
Total expenses	1,176,934
Less expense reductions	(158,026)
Net expenses	1,018,908
Net investment income	279,796
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	1,763,078[1]
Affiliated investments	33
Futures contracts	99,012
1,862,123
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	7,684,076[2]
Affiliated investments	17
Futures contracts	12,822
7,696,915
Net realized and unrealized gain	9,559,038
Increase in net assets from operations	$9,838,834

[1]	Net of foreign capital gains taxes of $281,008.
[2]	Net of $422,220 increase in deferred foreign withholding taxes.
14	JOHN HANCOCK Emerging Markets Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-29-24 (unaudited)	Year ended 8-31-23
Increase (decrease) in net assets
From operations
Net investment income	$279,796	$3,556,303
Net realized gain	1,862,123	763,936
Change in net unrealized appreciation (depreciation)	7,696,915	6,305,773
Increase in net assets resulting from operations	9,838,834	10,626,012
Distributions to shareholders
From earnings
Class A	(1,056,553)	(740,947)
Class C	(25,090)	(14,558)
Class I	(2,263,667)	(973,909)
Class R6	(23,089)	(14,197)
Class NAV	(1,881,018)	(1,715,785)
Total distributions	(5,249,417)	(3,459,396)
From fund share transactions	(2,844,777)	10,510,623
Total increase	1,744,640	17,677,239
Net assets
Beginning of period	176,597,034	158,919,795
End of period	$178,341,674	$176,597,034
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	15

Financial highlights
CLASS A SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$10.94	$10.54	$13.27	$10.51	$10.10	$11.13
Net investment income[2]	—[3,4]	0.18	0.25	0.11	0.13	0.14
Net realized and unrealized gain (loss) on investments	0.61	0.41	(2.65)	2.78	0.50	(1.04)
Total from investment operations	0.61	0.59	(2.40)	2.89	0.63	(0.90)
Less distributions
From net investment income	(0.30)	(0.19)	(0.33)	(0.13)	(0.22)	(0.13)
Net asset value, end of period	$11.25	$10.94	$10.54	$13.27	$10.51	$10.10
Total return (%)[5,6]	5.62[7]	5.73	(18.46)	27.61	6.11	(8.06)
Ratios and supplemental data
Net assets, end of period (in millions)	$40	$40	$43	$57	$49	$52
Ratios (as a percentage of average net assets):
Expenses before reductions	1.61[8]	1.55	1.49	1.54	1.57	1.51
Expenses including reductions	1.43[8]	1.42	1.42	1.51	1.56	1.50
Net investment income	0.05[4,8]	1.74	2.09	0.87	1.30	1.38
Portfolio turnover (%)	10	21	24	10	14	13

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Annualized.
16	JOHN HANCOCK Emerging Markets Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$10.95	$10.54	$13.26	$10.52	$10.11	$11.13
Net investment income (loss)[2]	(0.04)[3]	0.11	0.16	0.02	0.06	0.06
Net realized and unrealized gain (loss) on investments	0.60	0.41	(2.65)	2.78	0.50	(1.03)
Total from investment operations	0.56	0.52	(2.49)	2.80	0.56	(0.97)
Less distributions
From net investment income	(0.22)	(0.11)	(0.23)	(0.06)	(0.15)	(0.05)
Net asset value, end of period	$11.29	$10.95	$10.54	$13.26	$10.52	$10.11
Total return (%)[4,5]	5.18[6]	5.14	(19.08)	26.65	5.40	(8.71)
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$2	$2	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	2.31[7]	2.25	2.19	2.24	2.27	2.21
Expenses including reductions	2.13[7]	2.12	2.12	2.21	2.26	2.20
Net investment income (loss)	(0.65)[3,7]	1.03	1.36	0.12	0.59	0.65
Portfolio turnover (%)	10	21	24	10	14	13

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	17

CLASS I SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$10.94	$10.54	$13.27	$10.51	$10.10	$11.12
Net investment income[2]	0.02[3]	0.24	0.28	0.15	0.15	0.17
Net realized and unrealized gain (loss) on investments	0.60	0.38	(2.64)	2.77	0.51	(1.03)
Total from investment operations	0.62	0.62	(2.36)	2.92	0.66	(0.86)
Less distributions
From net investment income	(0.33)	(0.22)	(0.37)	(0.16)	(0.25)	(0.16)
Net asset value, end of period	$11.23	$10.94	$10.54	$13.27	$10.51	$10.10
Total return (%)[4]	5.73[5]	6.07	(18.20)	27.93	6.41	(7.72)
Ratios and supplemental data
Net assets, end of period (in millions)	$74	$67	$38	$46	$37	$68
Ratios (as a percentage of average net assets):
Expenses before reductions	1.31[6]	1.25	1.19	1.24	1.27	1.22
Expenses including reductions	1.13[6]	1.12	1.12	1.21	1.26	1.21
Net investment income	0.34[3,6]	2.30	2.32	1.21	1.43	1.69
Portfolio turnover (%)	10	21	24	10	14	13

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
18	JOHN HANCOCK Emerging Markets Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$10.93	$10.52	$13.26	$10.49	$10.09	$11.11
Net investment income[2]	0.02[3]	0.22	0.29	0.06	0.18	0.17
Net realized and unrealized gain (loss) on investments	0.60	0.43	(2.65)	2.88	0.48	(1.01)
Total from investment operations	0.62	0.65	(2.36)	2.94	0.66	(0.84)
Less distributions
From net investment income	(0.34)	(0.24)	(0.38)	(0.17)	(0.26)	(0.18)
Net asset value, end of period	$11.21	$10.93	$10.52	$13.26	$10.49	$10.09
Total return (%)[4]	5.77[5]	6.30	(18.20)	28.20	6.42	(7.56)
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$1	$67	$60
Ratios (as a percentage of average net assets):
Expenses before reductions	1.20[6]	1.15	1.08	1.13	1.16	1.11
Expenses including reductions	1.02[6]	1.01	1.01	1.10	1.15	1.10
Net investment income	0.44[3,6]	2.14	2.38	0.53	1.75	1.71
Portfolio turnover (%)	10	21	24	10	14	13

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	19

CLASS NAV SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$10.94	$10.54	$13.28	$10.51	$10.10	$11.13
Net investment income[2]	0.03[3]	0.23	0.30	0.16	0.18	0.10
Net realized and unrealized gain (loss) on investments	0.59	0.41	(2.66)	2.78	0.49	(0.95)
Total from investment operations	0.62	0.64	(2.36)	2.94	0.67	(0.85)
Less distributions
From net investment income	(0.34)	(0.24)	(0.38)	(0.17)	(0.26)	(0.18)
Net asset value, end of period	$11.22	$10.94	$10.54	$13.28	$10.51	$10.10
Total return (%)[4]	5.78[5]	6.21	(18.15)	28.16	6.53	(7.63)
Ratios and supplemental data
Net assets, end of period (in millions)	$62	$67	$76	$91	$75	$68
Ratios (as a percentage of average net assets):
Expenses before reductions	1.19[6]	1.14	1.07	1.12	1.14	1.10
Expenses including reductions	1.01[6]	1.01	1.00	1.09	1.14	1.09
Net investment income	0.48[3,6]	2.16	2.55	1.30	1.77	0.93
Portfolio turnover (%)	10	21	24	10	14	13

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
20	JOHN HANCOCK Emerging Markets Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Emerging Markets Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	21

between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 29, 2024, by major security category or type:
	Total value at 2-29-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$47,116	—	$47,116	—
Belgium	37,092	—	37,092	—
Brazil	7,143,181	$7,143,181	—	—
Canada	48,635	—	48,635	—
Chile	1,085,135	58,538	1,026,597	—
China	34,798,737	1,100,687	33,661,797	$36,253
Colombia	244,575	230,095	—	14,480
Cyprus	15,078	—	15,078	—
Czech Republic	168,514	—	168,514	—
Egypt	35,024	—	35,024	—
Greece	966,530	—	955,738	10,792
Hong Kong	4,352,061	—	4,272,118	79,943
Hungary	354,001	—	354,001	—
India	34,081,784	8,523	34,055,142	18,119
Indonesia	3,655,386	—	3,552,429	102,957
Ireland	872,154	872,154	—	—
Kuwait	1,239,350	—	1,239,350	—
Malaysia	3,116,817	—	3,116,817	—
Mexico	5,193,304	5,193,304	—	—
Netherlands	48,429	—	48,429	—
22	JOHN HANCOCK Emerging Markets Fund | SEMIANNUAL REPORT

	Total value at 2-29-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Panama	$1,399	$1,399	—	—
Peru	136,690	136,690	—	—
Philippines	1,567,653	—	$1,566,652	$1,001
Poland	1,980,853	—	1,980,853	—
Qatar	1,554,095	—	1,554,095	—
Russia	25,337	—	—	25,337
Saudi Arabia	6,702,186	—	6,702,186	—
Singapore	74,348	—	74,348	—
South Africa	4,140,667	413,258	3,727,409	—
South Korea	21,830,818	34,468	21,780,029	16,321
Spain	15,423	—	15,423	—
Taiwan	31,052,650	262,512	30,790,138	—
Thailand	3,466,424	—	3,465,445	979
Turkey	1,822,819	—	1,822,653	166
United Arab Emirates	2,794,152	—	2,794,152	—
United Kingdom	74,045	8,040	66,005	—
United States	119,951	—	119,951	—
Preferred securities
Brazil	2,061,876	2,061,876	—	—
Chile	101,902	—	101,902	—
Colombia	15,470	15,470	—	—
India	5,065	—	5,056	9
Philippines	6,684	—	6,684	—
Rights	4,531	1,044	3,487	—
Warrants	206	206	—	—
Short-term investments	59,586	59,586	—	—
Total investments in securities	$177,117,733	$17,601,031	$159,210,345	$306,357
Derivatives:
Assets
Futures	$10,490	$10,490	—	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	23

short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 29, 2024, the fund loaned securities valued at $57,677 and received $59,530 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments or on exposures to investments in companies located in certain foreign countries, such as China. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People’s Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the fund’s performance.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
24	JOHN HANCOCK Emerging Markets Fund | SEMIANNUAL REPORT

Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 29, 2024, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 29, 2024 were $2,021.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2023, the fund has a short-term capital loss carryforward of $100 and a long-term capital loss carryforward of $331,051 available to offset future net realized capital gains. These carryforwards do not expire.
Due to certain Internal Revenue Code rules, utilization of the capital loss carryforwards may be limited in future years.
As of August 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	25

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to corporate actions, investments in passive foreign investment companies and wash sale loss deferrals.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended February 29, 2024, the fund used futures contracts to equitize cash balances. The fund held futures contracts with USD notional values ranging from $1.0 million to $1.4 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at February 29, 2024 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Equity	Receivable/payable for futures variation margin[1]	Futures	$10,490	—
26	JOHN HANCOCK Emerging Markets Fund | SEMIANNUAL REPORT

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Fund’s investments. Only the period end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 29, 2024:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Equity	$99,012
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 29, 2024:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts
Equity	$12,822
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the first $100 million of the fund’s aggregate net assets and (b) 0.750% of the fund’s aggregate net assets in excess of $100 million. Aggregate net assets include the net assets of the fund and Emerging Markets Value Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 29, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	27

The Advisor voluntarily agrees to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.25% of the average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) management fees, (f) class-specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. The Advisor may terminate this voluntary waiver at any time upon notice to the fund.
For the six months ended February 29, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$35,463
Class C	1,088
Class I	65,342
Class	Expense reduction
Class R6	$764
Class NAV	55,369
Total	$158,026

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 29, 2024, were equivalent to a net annual effective rate of 0.58% of the fund’s average daily  net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 29, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $9,424 for the six months ended February 29, 2024. Of this amount, $1,691 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $7,733 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 29, 2024, CDSCs received by the Distributor amounted to $5 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
28	JOHN HANCOCK Emerging Markets Fund | SEMIANNUAL REPORT

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 29, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$58,639	$23,899
Class C	6,131	750
Class I	—	44,143
Class R6	—	21
Total	$64,770	$68,813
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$3,040,000	5	5.808%	$(2,452)
Note 6—Fund share transactions
Transactions in fund shares for the six months ended February 29, 2024 and for the year ended August 31, 2023 were as follows:
	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	91,391	$996,973	184,361	$1,956,552
Distributions reinvested	94,976	1,042,831	71,593	730,960
Repurchased	(311,335)	(3,403,127)	(636,136)	(6,678,661)
Net decrease	(124,968)	$(1,363,323)	(380,182)	$(3,991,149)
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	29

	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class C shares
Sold	8,459	$93,036	10,086	$105,639
Distributions reinvested	2,275	25,090	1,417	14,558
Repurchased	(26,496)	(291,538)	(30,075)	(308,391)
Net decrease	(15,762)	$(173,412)	(18,572)	$(188,194)
Class I shares
Sold	2,158,247	$23,327,023	4,324,850	$45,694,356
Distributions reinvested	206,318	2,261,247	95,377	971,892
Repurchased	(1,881,594)	(20,472,256)	(1,939,643)	(20,501,382)
Net increase	482,971	$5,116,014	2,480,584	$26,164,866
Class R6 shares
Sold	22,801	$248,278	22,457	$245,390
Distributions reinvested	2,111	23,076	1,382	14,054
Repurchased	(14,733)	(159,608)	(22,267)	(231,360)
Net increase	10,179	$111,746	1,572	$28,084
Class NAV shares
Sold	688,636	$7,380,063	825,926	$8,714,680
Distributions reinvested	171,939	1,881,018	168,545	1,715,785
Repurchased	(1,476,947)	(15,796,883)	(2,019,195)	(21,933,449)
Net decrease	(616,372)	$(6,535,802)	(1,024,724)	$(11,502,984)
Total net increase (decrease)	(263,952)	$(2,844,777)	1,058,678	$10,510,623
Affiliates of the fund owned 30% of shares of Class NAV on February 29, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $17,606,952 and $27,396,624, respectively, for the six months ended February 29, 2024.
Note 8—Emerging-market risk
Foreign investing especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Funds that invest a significant portion of assets in the securities of issuers based in countries with emerging market economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present other risks greater than, or in addition to, the risks of investing in developed foreign countries.
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
30	JOHN HANCOCK Emerging Markets Fund | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	5,958	$165,600	$1,561,954	$(1,668,018)	$33	$17	$3,069	—	$59,586

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Subsequent Events
At a meeting held on March 25-28, 2024, the Board of Trustees of the Trust approved changes to the fund’s subadvisory arrangements such that Boston Partners Global Investors, Inc. will be the sole subadvisor to the fund. This will be effective on or about May 29, 2024. Additionally, effective on or about May 29, 2024, the fund’s name will be changed to Disciplined Value Emerging Markets Equity Fund.
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	31

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Noni L. Ellison
Grace K. Fey
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Dimensional Fund Advisors LP
Portfolio Managers
Will B. Collins-Dean, CFA
Jed S. Fogdall
Mary T. Phillips, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
32	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT

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John Hancock family of funds
U.S. EQUITY FUNDS

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Equity Income
Financial Industries
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New Opportunities
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U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
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International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
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Income
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ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

Corporate Bond ETF
Disciplined Value International Select ETF
Dynamic Municipal Bond ETF
Fundamental All Cap Core ETF
International High Dividend ETF
Mortgage-Backed Securities ETF
Multifactor Developed International ETF
Multifactor Emerging Markets ETF
Multifactor Large Cap ETF
Multifactor Mid Cap ETF
Multifactor Small Cap ETF
Preferred Income ETF
U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Emerging Markets Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3446798	368SA 2/24
4/24

Semiannual report
John Hancock
Equity Income Fund
U.S. equity
February 29, 2024
Beginning on July 24, 2024, as required by regulations adopted by the U.S. Securities and Exchange Commission, open-end mutual funds and ETFs will transmit tailored annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in shareholder reports transmitted to shareholders, but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

A message to shareholders
Dear shareholder,
U.S. stocks posted gains during the six months ended February 29, 2024. The beginning of the period brought weak returns, as concerns that interest rates would need to stay higher for longer led to a sharp increase in the bond yields and weighed heavily on investor sentiment through late October 2023. Encouraging inflation and consumer spending data, however, fueled optimism. The U.S. Federal Reserve hinted in December that it may begin to cut interest rates later this year. Growing investor enthusiasm for artificial intelligence also bolstered the market, with notable outperformance from several large technology-related stocks.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Equity Income Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
13	Financial statements
16	Financial highlights
20	Notes to financial statements
29	More information
SEMIANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to provide substantial dividend income and also long-term growth of capital.
AVERAGE ANNUAL TOTAL RETURNS AS OF 2/29/2024 (%)

The Russell 1000 Value Index tracks the performance of publicly traded large-cap companies in the United States with lower price-to-book ratios and lower forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
1Class A shares were first offered on 3-27-15. Returns prior to this date are those of Class NAV shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK EQUITY INCOME FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 2/29/2024 (% of net assets)

TOP 10 HOLDINGS AS OF 2/29/2024 (% of net assets)
Wells Fargo & Company	3.1
Qualcomm, Inc.	3.0
TotalEnergies SE, ADR	2.6
General Electric Company	2.6
American International Group, Inc.	2.5
Elevance Health, Inc.	2.4
The Southern Company	2.3
Chubb, Ltd.	2.2
News Corp., Class A	2.2
L3Harris Technologies, Inc.	1.8
TOTAL	24.7
Cash and cash equivalents are not included.

COUNTRY COMPOSITION AS OF 2/29/2024 (% of net assets)
United States	87.4
France	3.3
Germany	2.7
Switzerland	2.2
Canada	1.5
Ireland	1.4
Other countries	1.5
TOTAL	100.0
SEMIANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	3

Notes about risk
The fund is subject to various risks as described in the fund’s prospectuses. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectuses.
4	JOHN HANCOCK EQUITY INCOME FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2023, with the same investment held until February 29, 2024.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2024, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2023, with the same investment held until February 29, 2024. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2023	Ending value on 2-29-2024	Expenses paid during period ended 2-29-2024[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,105.50	$5.92	1.13%
	Hypothetical example	1,000.00	1,019.20	5.67	1.13%
Class C	Actual expenses/actual returns	1,000.00	1,101.80	9.56	1.83%
	Hypothetical example	1,000.00	1,015.80	9.17	1.83%
Class 1	Actual expenses/actual returns	1,000.00	1,108.00	3.93	0.75%
	Hypothetical example	1,000.00	1,021.10	3.77	0.75%
Class NAV	Actual expenses/actual returns	1,000.00	1,108.50	3.67	0.70%
	Hypothetical example	1,000.00	1,021.40	3.52	0.70%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
6	JOHN HANCOCK EQUITY INCOME FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 2-29-24 (unaudited)
	Shares	Value
Common stocks 97.6%		$1,666,289,998
(Cost $1,104,269,425)
Communication services 4.8%		82,348,588
Diversified telecommunication services 0.7%
AT&T, Inc.	130,196	2,204,218
Verizon Communications, Inc.	246,070	9,847,721
Entertainment 1.3%
The Walt Disney Company	204,472	22,814,986
Interactive media and services 0.1%
Meta Platforms, Inc., Class A	3,184	1,560,574
Media 2.7%
Comcast Corp., Class A	120,843	5,178,123
News Corp., Class A	1,388,335	37,318,445
News Corp., Class B	122,348	3,424,521
Consumer discretionary 2.6%		44,275,776
Broadline retail 0.5%
Kohl’s Corp.	270,990	7,552,491
Hotels, restaurants and leisure 1.1%
Las Vegas Sands Corp.	348,785	19,015,758
Leisure products 0.5%
Mattel, Inc. (A)	459,157	9,045,393
Specialty retail 0.5%
Best Buy Company, Inc.	45,027	3,641,784
The TJX Companies, Inc.	50,639	5,020,350
Consumer staples 8.0%		136,993,540
Beverages 0.2%
Constellation Brands, Inc., Class A	11,286	2,804,797
Consumer staples distribution and retail 1.4%
Dollar General Corp.	30,600	4,446,486
Walmart, Inc.	338,526	19,841,009
Food products 2.0%
Conagra Brands, Inc.	680,317	19,103,301
Mondelez International, Inc., Class A	26,276	1,919,987
Tyson Foods, Inc., Class A	256,866	13,932,412
Household products 2.0%
Colgate-Palmolive Company	139,200	12,043,584
Kimberly-Clark Corp.	179,991	21,809,509
Personal care products 0.9%
Kenvue, Inc.	847,271	16,098,149
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	7

	Shares	Value
Consumer staples (continued)
Tobacco 1.5%
Philip Morris International, Inc.	277,838	$24,994,306
Energy 8.4%		143,392,296
Energy equipment and services 0.0%
Baker Hughes Company	28,800	850,860
Oil, gas and consumable fuels 8.4%
Chevron Corp.	21,656	3,291,929
ConocoPhillips	39,100	4,400,314
Enbridge, Inc.	276,995	9,534,168
EOG Resources, Inc.	108,217	12,386,518
EQT Corp.	239,488	8,896,979
Exxon Mobil Corp.	225,247	23,542,816
Hess Corp.	84,803	12,360,037
Suncor Energy, Inc.	289,800	9,957,528
TC Energy Corp.	156,502	6,189,654
The Williams Companies, Inc.	202,324	7,271,525
TotalEnergies SE, ADR (B)	697,830	44,709,968
Financials 23.1%		394,442,472
Banks 9.1%
Bank of America Corp.	244,311	8,433,616
Citigroup, Inc.	265,354	14,724,493
Fifth Third Bancorp	613,080	21,053,167
Huntington Bancshares, Inc.	1,216,654	15,865,168
JPMorgan Chase & Co.	114,762	21,352,618
U.S. Bancorp	486,367	20,407,959
Wells Fargo & Company	954,487	53,059,932
Capital markets 2.4%
Morgan Stanley	70,039	6,026,156
The Bank of New York Mellon Corp.	64,700	3,629,023
The Charles Schwab Corp.	389,137	25,986,569
The Goldman Sachs Group, Inc.	15,227	5,924,064
Financial services 3.1%
Apollo Global Management, Inc.	45,177	5,050,789
Equitable Holdings, Inc.	788,700	27,005,088
Fiserv, Inc. (A)	135,155	20,174,587
Insurance 8.5%
American International Group, Inc.	584,110	42,575,778
Chubb, Ltd.	152,108	38,281,020
Loews Corp.	237,899	17,873,352
MetLife, Inc.	371,889	25,935,539
The Hartford Financial Services Group, Inc.	219,987	21,083,554
8	JOHN HANCOCK EQUITY INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care 15.6%		$266,617,668
Biotechnology 0.9%
AbbVie, Inc.	58,054	10,220,407
Biogen, Inc. (A)	23,777	5,159,371
Health care equipment and supplies 4.3%
Becton, Dickinson and Company	121,317	28,576,219
GE HealthCare Technologies, Inc.	87,612	7,997,223
Medtronic PLC	166,544	13,883,108
Zimmer Biomet Holdings, Inc.	188,650	23,460,514
Health care providers and services 5.1%
Cardinal Health, Inc.	23,184	2,596,144
Centene Corp. (A)	44,653	3,502,135
CVS Health Corp.	252,854	18,804,752
Elevance Health, Inc.	81,384	40,793,730
Humana, Inc.	3,700	1,296,184
The Cigna Group	60,424	20,310,923
Pharmaceuticals 5.3%
AstraZeneca PLC, ADR	185,200	11,882,432
Bristol-Myers Squibb Company	121,200	6,150,900
Johnson & Johnson	120,125	19,385,773
Merck & Company, Inc.	132,176	16,806,178
Pfizer, Inc.	429,949	11,419,445
Sanofi SA, ADR	233,624	11,178,908
Viatris, Inc.	1,066,558	13,193,322
Industrials 13.0%		221,051,069
Aerospace and defense 3.1%
L3Harris Technologies, Inc.	141,678	29,987,565
The Boeing Company (A)	109,731	22,354,399
Air freight and logistics 0.9%
United Parcel Service, Inc., Class B	104,557	15,501,621
Commercial services and supplies 0.5%
Stericycle, Inc. (A)	140,570	7,645,602
Ground transportation 1.3%
Norfolk Southern Corp.	54,100	13,707,858
Union Pacific Corp.	33,137	8,406,526
Industrial conglomerates 4.3%
3M Company	43,515	4,008,602
General Electric Company	276,071	43,312,779
Honeywell International, Inc.	20,000	3,974,600
Siemens AG, ADR	230,155	22,753,123
Machinery 1.9%
Cummins, Inc. (B)	33,115	8,895,020
Flowserve Corp.	36,906	1,561,862
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	9

	Shares	Value
Industrials (continued)
Machinery (continued)
Stanley Black & Decker, Inc.	243,122	$21,708,363
Passenger airlines 1.0%
Southwest Airlines Company	502,864	17,233,149
Information technology 9.3%		158,729,029
Communications equipment 0.2%
Cisco Systems, Inc.	54,467	2,634,569
Electronic equipment, instruments and components 0.6%
TE Connectivity, Ltd.	70,935	10,183,429
IT services 0.5%
Accenture PLC, Class A	24,735	9,270,183
Semiconductors and semiconductor equipment 5.5%
Advanced Micro Devices, Inc. (A)	7,900	1,520,987
Applied Materials, Inc.	113,340	22,851,611
Intel Corp.	70,400	3,030,720
Qualcomm, Inc.	327,260	51,638,355
Texas Instruments, Inc.	84,636	14,162,142
Software 1.7%
Microsoft Corp.	70,061	28,980,032
Technology hardware, storage and peripherals 0.8%
Samsung Electronics Company, Ltd.	261,936	14,457,001
Materials 3.0%		51,004,361
Chemicals 1.9%
CF Industries Holdings, Inc.	370,592	29,914,186
International Flavors & Fragrances, Inc.	41,068	3,100,634
Containers and packaging 1.1%
International Paper Company	508,754	17,989,541
Real estate 4.0%		68,202,071
Health care REITs 0.2%
Welltower, Inc.	30,713	2,830,510
Office REITs 0.0%
Vornado Realty Trust	26,846	706,050
Residential REITs 1.3%
Equity Residential	373,621	22,495,720
Specialized REITs 2.5%
Rayonier, Inc.	419,540	14,444,762
Weyerhaeuser Company	806,429	27,725,029
10	JOHN HANCOCK EQUITY INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Utilities 5.8%		$99,233,128
Electric utilities 3.0%
NextEra Energy, Inc.	186,485	10,292,107
PG&E Corp.	147,400	2,460,106
The Southern Company	580,124	39,013,339
Multi-utilities 2.8%
Ameren Corp.	145,334	10,346,327
Dominion Energy, Inc.	465,523	22,265,971
NiSource, Inc.	102,250	2,664,635

Sempra	172,672	12,190,643
Preferred securities 1.5%		$24,992,936
(Cost $25,463,750)
Consumer discretionary 1.3%		22,436,593
Automobiles 1.3%
Dr. Ing. h.c. F. Porsche AG (C)	114,251	10,682,614
Volkswagen AG, ADR	868,093	11,753,979
Utilities 0.2%		2,556,343
Electric utilities 0.2%
NextEra Energy, Inc., 6.926% (B)	72,955	2,556,343

	Yield (%)	Shares	Value
Short-term investments 2.7%			$45,906,055
(Cost $45,902,667)
Short-term funds 2.7%			45,906,055
John Hancock Collateral Trust (D)	5.2759(E)	3,032,233	30,323,542
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.2628(E)	1,506,476	1,506,476
T. Rowe Price Government Reserve Fund	5.3661(E)	14,076,037	14,076,037

Total investments (Cost $1,175,635,842) 101.8%	$1,737,188,989
Other assets and liabilities, net (1.8%)	(30,626,946)
Total net assets 100.0%	$1,706,562,043

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 2-29-24.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 2-29-24.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	11

At 2-29-24, the aggregate cost of investments for federal income tax purposes was $1,188,224,357. Net unrealized appreciation aggregated to $548,964,632, of which $569,854,539 related to gross unrealized appreciation and $20,889,907 related to gross unrealized depreciation.
12	JOHN HANCOCK EQUITY INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-29-24 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,145,315,688) including $29,721,723 of securities loaned	$1,706,865,447
Affiliated investments, at value (Cost $30,320,154)	30,323,542
Total investments, at value (Cost $1,175,635,842)	1,737,188,989
Dividends and interest receivable	4,457,143
Receivable for fund shares sold	119,898
Receivable for investments sold	2,398,195
Receivable for securities lending income	17,945
Other assets	95,713
Total assets	1,744,277,883
Liabilities
Payable for investments purchased	6,992,506
Payable for fund shares repurchased	182,935
Payable upon return of securities loaned	30,318,876
Payable to affiliates
Accounting and legal services fees	95,725
Transfer agent fees	13,569
Trustees’ fees	1,054
Other liabilities and accrued expenses	111,175
Total liabilities	37,715,840
Net assets	$1,706,562,043
Net assets consist of
Paid-in capital	$1,124,796,584
Total distributable earnings (loss)	581,765,459
Net assets	$1,706,562,043

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($147,655,636 ÷ 7,653,680 shares)[1]	$19.29
Class C ($1,450,710 ÷ 74,908 shares)[1]	$19.37
Class 1 ($180,708,623 ÷ 9,355,682 shares)	$19.32
Class NAV ($1,376,747,074 ÷ 71,420,104 shares)	$19.28
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$20.31

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	13

STATEMENT OF OPERATIONS For the six months ended 2-29-24 (unaudited)

Investment income
Dividends	$23,129,412
Interest	934
Securities lending	52,897
Less foreign taxes withheld	(430,537)
Total investment income	22,752,706
Expenses
Investment management fees	5,520,775
Distribution and service fees	258,075
Accounting and legal services fees	196,818
Transfer agent fees	85,522
Trustees’ fees	21,859
Custodian fees	102,814
State registration fees	22,766
Printing and postage	13,112
Professional fees	58,572
Other	30,933
Total expenses	6,311,246
Less expense reductions	(242,593)
Net expenses	6,068,653
Net investment income	16,684,053
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	46,932,554
Affiliated investments	3,204
46,935,758
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	101,763,662
Affiliated investments	1,510
101,765,172
Net realized and unrealized gain	148,700,930
Increase in net assets from operations	$165,384,983
14	JOHN HANCOCK EQUITY INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-29-24 (unaudited)	Year ended 8-31-23
Increase (decrease) in net assets
From operations
Net investment income	$16,684,053	$37,517,173
Net realized gain	46,935,758	87,386,012
Change in net unrealized appreciation (depreciation)	101,765,172	(41,447,639)
Increase in net assets resulting from operations	165,384,983	83,455,546
Distributions to shareholders
From earnings
Class A	(9,336,819)	(13,519,984)
Class C	(101,941)	(228,043)
Class 1	(11,888,688)	(19,587,976)
Class NAV	(91,162,059)	(153,887,688)
Total distributions	(112,489,507)	(187,223,691)
From fund share transactions	(69,999,582)	30,082,430
Total decrease	(17,104,106)	(73,685,715)
Net assets
Beginning of period	1,723,666,149	1,797,351,864
End of period	$1,706,562,043	$1,723,666,149
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	15

Financial highlights
CLASS A SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$18.66	$19.93	$22.20	$16.28	$18.31	$20.97
Net investment income[2]	0.15	0.33	0.27	0.27	0.33	0.36
Net realized and unrealized gain (loss) on investments	1.76	0.46	(0.64)	6.06	(0.90)	(0.84)
Total from investment operations	1.91	0.79	(0.37)	6.33	(0.57)	(0.48)
Less distributions
From net investment income	(0.18)	(0.35)	(0.27)	(0.30)	(0.38)	(0.36)
From net realized gain	(1.10)	(1.71)	(1.63)	(0.11)	(1.08)	(1.82)
Total distributions	(1.28)	(2.06)	(1.90)	(0.41)	(1.46)	(2.18)
Net asset value, end of period	$19.29	$18.66	$19.93	$22.20	$16.28	$18.31
Total return (%)[3,4]	10.55[5]	4.35	(1.91)	39.49	(3.96)	(0.94)
Ratios and supplemental data
Net assets, end of period (in millions)	$148	$140	$121	$90	$59	$51
Ratios (as a percentage of average net assets):
Expenses before reductions	1.16[6]	1.16	1.14	1.14	1.17	1.16
Expenses including reductions	1.13[6]	1.13	1.11	1.11	1.14	1.13
Net investment income	1.67[6]	1.76	1.29	1.36	1.99	1.97
Portfolio turnover (%)	7	19	15	22	31	26

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
16	JOHN HANCOCK Equity Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$18.73	$19.99	$22.25	$16.32	$18.34	$21.00
Net investment income[2]	0.09	0.20	0.12	0.14	0.22	0.24
Net realized and unrealized gain (loss) on investments	1.77	0.46	(0.63)	6.07	(0.90)	(0.86)
Total from investment operations	1.86	0.66	(0.51)	6.21	(0.68)	(0.62)
Less distributions
From net investment income	(0.12)	(0.21)	(0.12)	(0.17)	(0.26)	(0.22)
From net realized gain	(1.10)	(1.71)	(1.63)	(0.11)	(1.08)	(1.82)
Total distributions	(1.22)	(1.92)	(1.75)	(0.28)	(1.34)	(2.04)
Net asset value, end of period	$19.37	$18.73	$19.99	$22.25	$16.32	$18.34
Total return (%)[3,4]	10.18[5]	3.63	(2.56)	38.50	(4.60)	(1.66)
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$2	$2	$2	$2	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.86[6]	1.86	1.84	1.84	1.87	1.86
Expenses including reductions	1.83[6]	1.83	1.81	1.81	1.84	1.83
Net investment income	0.96[6]	1.07	0.58	0.69	1.28	1.28
Portfolio turnover (%)	7	19	15	22	31	26

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Equity Income Fund	17

CLASS 1 SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$18.68	$19.96	$22.22	$16.30	$18.33	$20.99
Net investment income[2]	0.19	0.40	0.35	0.34	0.40	0.43
Net realized and unrealized gain (loss) on investments	1.77	0.45	(0.63)	6.06	(0.91)	(0.85)
Total from investment operations	1.96	0.85	(0.28)	6.40	(0.51)	(0.42)
Less distributions
From net investment income	(0.22)	(0.42)	(0.35)	(0.37)	(0.44)	(0.42)
From net realized gain	(1.10)	(1.71)	(1.63)	(0.11)	(1.08)	(1.82)
Total distributions	(1.32)	(2.13)	(1.98)	(0.48)	(1.52)	(2.24)
Net asset value, end of period	$19.32	$18.68	$19.96	$22.22	$16.30	$18.33
Total return (%)[3]	10.80[4]	4.70	(1.48)	39.95	(3.58)	(0.57)
Ratios and supplemental data
Net assets, end of period (in millions)	$181	$174	$186	$194	$160	$197
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78[5]	0.79	0.77	0.77	0.79	0.80
Expenses including reductions	0.75[5]	0.76	0.74	0.74	0.76	0.77
Net investment income	2.04[5]	2.12	1.65	1.74	2.35	2.32
Portfolio turnover (%)	7	19	15	22	31	26

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
18	JOHN HANCOCK Equity Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$18.64	$19.92	$22.19	$16.28	$18.31	$20.97
Net investment income[2]	0.19	0.41	0.36	0.35	0.41	0.44
Net realized and unrealized gain (loss) on investments	1.77	0.45	(0.64)	6.05	(0.91)	(0.85)
Total from investment operations	1.96	0.86	(0.28)	6.40	(0.50)	(0.41)
Less distributions
From net investment income	(0.22)	(0.43)	(0.36)	(0.38)	(0.45)	(0.43)
From net realized gain	(1.10)	(1.71)	(1.63)	(0.11)	(1.08)	(1.82)
Total distributions	(1.32)	(2.14)	(1.99)	(0.49)	(1.53)	(2.25)
Net asset value, end of period	$19.28	$18.64	$19.92	$22.19	$16.28	$18.31
Total return (%)[3]	10.85[4]	4.77	(1.49)	40.01	(3.53)	(0.52)
Ratios and supplemental data
Net assets, end of period (in millions)	$1,377	$1,407	$1,488	$1,968	$1,664	$1,495
Ratios (as a percentage of average net assets):
Expenses before reductions	0.73[5]	0.74	0.72	0.72	0.74	0.75
Expenses including reductions	0.70[5]	0.71	0.69	0.69	0.71	0.72
Net investment income	2.09[5]	2.17	1.69	1.79	2.41	2.38
Portfolio turnover (%)	7	19	15	22	31	26

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Equity Income Fund	19

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Equity Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide substantial dividend income and also long-term growth of capital.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee,
20	JOHN HANCOCK Equity Income Fund | SEMIANNUAL REPORT

following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 29, 2024, by major security category or type:
	Total value at 2-29-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$82,348,588	$82,348,588	—	—
Consumer discretionary	44,275,776	44,275,776	—	—
Consumer staples	136,993,540	136,993,540	—	—
Energy	143,392,296	143,392,296	—	—
Financials	394,442,472	394,442,472	—	—
Health care	266,617,668	266,617,668	—	—
Industrials	221,051,069	221,051,069	—	—
Information technology	158,729,029	144,272,028	$14,457,001	—
Materials	51,004,361	51,004,361	—	—
Real estate	68,202,071	68,202,071	—	—
Utilities	99,233,128	99,233,128	—	—
Preferred securities
Consumer discretionary	22,436,593	11,753,979	10,682,614	—
Utilities	2,556,343	2,556,343	—	—
Short-term investments	45,906,055	45,906,055	—	—
Total investments in securities	$1,737,188,989	$1,712,049,374	$25,139,615	—
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
SEMIANNUAL REPORT | JOHN HANCOCK Equity Income Fund	21

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 29, 2024, the fund loaned securities valued at $29,721,723 and received $30,318,876 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued
22	JOHN HANCOCK Equity Income Fund | SEMIANNUAL REPORT

based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 29, 2024, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 29, 2024 were $4,601.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
SEMIANNUAL REPORT | JOHN HANCOCK Equity Income Fund	23

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the following:
Aggregate daily net assets ($)	Rate
First 100 million	0.800%
Between 100 million and 200 million	0.775%
Between 200 million and 500 million	0.750%
Between 500 million and 1 billion	0.725%
Between 1 billion and 1.5 billion	0.725%
Between 1.5 billion and 2 billion	0.700%
Between 2 billion and 3 billion	0.695%
Between 3 billion and 4 billion	0.690%
Between 4 billion and 5.5 billion	0.680%
Between 5.5 billion and 7.5 billion	0.675%
Excess over 7.5 billion	0.670%

When aggregate net assets exceed $200 million on any day, the annual rate of advisory fee for that day is 0.775% on the first $200 million of aggregate net assets.
When aggregate net assets exceed $500 million on any day, the annual rate of advisory fee for that day is 0.750% on the first $500 million of aggregate net assets and 0.725% on the amount above $500 million.
When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.725% on the first $1 billion of aggregate net assets.
When aggregate net assets exceed $1.5 billion on any day, the annual rate of advisory fee for that day is 0.700% on the first $1.5 billion of aggregate net assets.
When aggregate net assets exceed $2 billion on any day, the annual rate of advisory fee for that day is 0.695% on the first $2 billion of aggregate net assets.
When aggregate net assets exceed $3 billion on any day, the annual rate of advisory fee for that day is 0.690% on the first $3 billion of aggregate net assets.
When aggregate net assets exceed $4 billion on any day, the annual rate of advisory fee for that day is 0.680% on the first $4 billion of aggregate net assets.
24	JOHN HANCOCK Equity Income Fund | SEMIANNUAL REPORT

When aggregate net assets exceed $5.5 billion on any day, the annual rate of advisory fee for that day is 0.675% on the first $5.5 billion of aggregate net assets.
When aggregate net assets exceed $7.5 billion on any day, the annual rate of advisory fee for that day is 0.670% on the first $7.5 billion of aggregate net assets.
Aggregate net assets include the net assets of the fund, Equity Income Trust a series of John Hancock Variable Insurance Trust, Manulife US Large Cap Value Equity Fund (Canada), and Manulife North American Equity Fund Series II (Asia). The Advisor has a subadvisory agreement with T. Rowe Price Associates, Inc. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 29, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to Class A shares in an amount equal to the amount by which the expenses of the class exceed 1.14% of the class’s average net assets. Expenses exclude taxes, brokerage commissions, interest expense, acquired fund fees and expenses paid indirectly, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and short dividend expense. This agreement expires on December 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has voluntarily agreed to waive a portion of its management fees for the fund. This voluntary waiver equals the amount by which the subadvisory fee paid to T. Rowe Price Associates, Inc. is reduced. This voluntary expense waiver may terminate at any time.
For the six months ended February 29, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$20,622
Class C	235
Class 1	25,460
Class	Expense reduction
Class NAV	$196,276
Total	$242,593

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 29, 2024, were equivalent to a net annual effective rate of 0.65% of the fund’s average daily  net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 29, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
SEMIANNUAL REPORT | JOHN HANCOCK Equity Income Fund	25

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Class 1	0.05%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $73,250 for the six months ended February 29, 2024. Of this amount, $12,603 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $60,647 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 29, 2024, CDSCs received by the Distributor amounted to $242 and $146 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 29, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$207,488	$84,557
Class C	7,889	965
Class 1	42,698	—
Total	$258,075	$85,522
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
26	JOHN HANCOCK Equity Income Fund | SEMIANNUAL REPORT

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$5,800,000	1	5.805%	$934
Note 5—Fund share transactions
Transactions in fund shares for the six months ended February 29, 2024 and for the year ended August 31, 2023 were as follows:
	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	681,429	$12,564,326	2,219,761	$42,066,941
Distributions reinvested	503,353	9,332,457	744,662	13,512,078
Repurchased	(1,054,898)	(19,486,341)	(1,525,074)	(28,638,105)
Net increase	129,884	$2,410,442	1,439,349	$26,940,914
Class C shares
Sold	3,344	$61,190	13,927	$271,874
Distributions reinvested	5,444	101,524	12,499	228,043
Repurchased	(29,377)	(545,379)	(49,494)	(930,282)
Net decrease	(20,589)	$(382,665)	(23,068)	$(430,365)
Class 1 shares
Sold	104,933	$1,932,447	534,859	$10,085,110
Distributions reinvested	641,039	11,888,688	1,078,911	19,587,976
Repurchased	(707,634)	(13,063,579)	(1,625,603)	(30,466,423)
Net increase (decrease)	38,338	$757,556	(11,833)	$(793,337)
Class NAV shares
Sold	664,179	$12,182,384	1,706,178	$31,406,939
Distributions reinvested	4,926,615	91,162,059	8,494,634	153,887,688
Repurchased	(9,659,352)	(176,129,358)	(9,372,636)	(180,929,409)
Net increase (decrease)	(4,068,558)	$(72,784,915)	828,176	$4,365,218
Total net increase (decrease)	(3,920,925)	$(69,999,582)	2,232,624	$30,082,430
Affiliates of the fund owned 100% of shares of Class 1 and Class NAV on February 29, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
SEMIANNUAL REPORT | JOHN HANCOCK Equity Income Fund	27

Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $113,853,022 and $274,070,485, respectively, for the six months ended February 29, 2024.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At February 29, 2024, funds within the John Hancock group of funds complex held 80.7% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	29.2%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	17.1%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	13.1%
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	3,032,233	$9,498,875	$171,773,701	$(150,953,748)	$3,204	$1,510	$52,897	—	$30,323,542

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
28	JOHN HANCOCK Equity Income Fund | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Noni L. Ellison
Grace K. Fey
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
T. Rowe Price Associates, Inc.
Portfolio Manager
John D. Linehan, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	29

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Dynamic Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

Corporate Bond ETF
Disciplined Value International Select ETF
Dynamic Municipal Bond ETF
Fundamental All Cap Core ETF
International High Dividend ETF
Mortgage-Backed Securities ETF
Multifactor Developed International ETF
Multifactor Emerging Markets ETF
Multifactor Large Cap ETF
Multifactor Mid Cap ETF
Multifactor Small Cap ETF
Preferred Income ETF
U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3446727	458SA 2/24
4/24

Semiannual report
John Hancock
Floating Rate Income Fund
Fixed income
February 29, 2024
Beginning on July 24, 2024, as required by regulations adopted by the U.S. Securities and Exchange Commission, open-end mutual funds and ETFs will transmit tailored annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in shareholder reports transmitted to shareholders, but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

A message to shareholders
Dear shareholder,
Bonds posted largely positive returns for the six months ended February 29, 2024. During the first two months of the period, bond yields rose, putting downward pressure on bond prices, as stronger-than-expected economic and inflation data led to expectations that the U.S. Federal Reserve and other central banks wouldn’t be lowering short-term interest rates anytime soon. However, that view changed in the latter half of the period as declining inflation and softer economic date boosted investor expectations that rate cuts were possible for 2024.
In the U.S., short- and intermediate bond yields fell, while longer-term bond yields were flat to slightly higher. Sovereign government bonds declined, but investment-grade corporates posted gains.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Floating Rate Income Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
35	Financial statements
39	Financial highlights
45	Notes to financial statements
57	More information
SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks a high level of current income.
AVERAGE ANNUAL TOTAL RETURNS AS OF 2/29/2024 (%)

The Morningstar LSTA U.S. Leveraged Loan Index, formerly known as S&P/LSTA Leveraged Loan Index, tracks the market-weighted performance of U.S. dollar-denominated institutional leveraged loan portfolios.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 2/29/2024 (% of net assets)

SECTOR COMPOSITION AS OF 2/29/2024 (% of net assets)

QUALITY COMPOSITION AS OF 2/29/2024 (% of net assets)

SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	3

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-29-24 and do not reflect subsequent downgrades or upgrades, if any.
COUNTRY COMPOSITION AS OF 2/29/2024 (% of net assets)
United States	80.7
Luxembourg	5.3
Cayman Islands	4.0
United Kingdom	2.4
Canada	2.2
Netherlands	1.3
Germany	1.2
Other countries	2.9
TOTAL	100.0
Notes about risk
The fund is subject to various risks as described in the fund’s prospectuses. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectuses.
4	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2023, with the same investment held until February 29, 2024.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2024, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2023, with the same investment held until February 29, 2024. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2023	Ending value on 2-29-2024	Expenses paid during period ended 2-29-2024[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,049.10	$5.09	1.00%
	Hypothetical example	1,000.00	1,019.90	5.02	1.00%
Class C	Actual expenses/actual returns	1,000.00	1,045.20	8.90	1.75%
	Hypothetical example	1,000.00	1,016.20	8.77	1.75%
Class I	Actual expenses/actual returns	1,000.00	1,050.30	3.93	0.77%
	Hypothetical example	1,000.00	1,021.00	3.87	0.77%
Class R6	Actual expenses/actual returns	1,000.00	1,052.20	3.37	0.66%
	Hypothetical example	1,000.00	1,021.60	3.32	0.66%
Class 1	Actual expenses/actual returns	1,000.00	1,050.60	3.57	0.70%
	Hypothetical example	1,000.00	1,021.40	3.52	0.70%
Class NAV	Actual expenses/actual returns	1,000.00	1,050.90	3.37	0.66%
	Hypothetical example	1,000.00	1,021.60	3.32	0.66%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
6	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 2-29-24 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Term loans (A) 85.9%					$828,678,771
(Cost $850,528,862)
Communication services 6.7%					64,305,923
Diversified telecommunication services 1.1%
Connect Finco SARL, 2021 Term Loan B (1 month CME Term SOFR + 3.500%)	8.826	12-11-26		1,576,351	1,573,718
Frontier Communications Holdings LLC, 2021 1st Lien Term Loan (1 month CME Term SOFR + 3.750%)	9.191	10-08-27		2,049,603	2,036,424
Voyage Digital, USD Term Loan B (3 month CME Term SOFR + 4.000%)	9.319	05-11-29		3,971,634	3,971,634
Zacapa SARL, 2022 Term Loan (3 month CME Term SOFR + 4.000%)	9.348	03-22-29		2,880,732	2,872,320
Entertainment 0.1%
Technicolor Creative Studios SA, 2023 EUR Non-Convertible Subordinated Term Loan (B)(C)	TBD	06-07-30	EUR	729,001	0
Technicolor Creative Studios SA, EUR Term Loan (12 month EURIBOR + 0.500%)	4.054	09-15-26	EUR	1,804,717	85,336
TouchTunes Music Group LLC, 2022 Term Loan (3 month CME Term SOFR + 5.000%)	10.348	04-02-29		555,436	555,203
Interactive media and services 1.4%
Arches Buyer, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.250%)	8.676	12-06-27		4,785,048	4,575,702
Knot Worldwide, Inc., 2023 Term Loan (1 month CME Term SOFR + 4.500%)	9.825	01-31-28		3,940,337	3,920,635
MH Sub I LLC, 2023 Term Loan (1 month CME Term SOFR + 4.250%)	9.576	05-03-28		5,267,000	5,176,144
Media 3.3%
1000732905 Ontario, Inc., Term Loan B (C)	TBD	01-29-31		1,354,630	1,347,857
Altice Financing SA, 2022 USD Term Loan (3 month CME Term SOFR + 5.000%)	10.314	10-31-27		3,726,055	3,710,517
Altice France SA, 2023 USD Term Loan B14 (3 month CME Term SOFR + 5.500%)	10.814	08-15-28		4,154,357	3,832,395
CMI Marketing, Inc., 2021 First Lien Term Loan B (1 month CME Term SOFR + 4.250%)	9.691	03-23-28		3,393,516	3,229,507
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	7

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
CSC Holdings LLC, 2022 Term Loan B6 (1 month CME Term SOFR + 4.500%)	9.818	01-18-28		2,346,137	$2,278,193
Digital Media Solutions LLC, Term Loan B (3 month CME Term SOFR + 11.000%)	16.610	05-25-26		2,746,290	1,230,613
Hunter US Bidco, Inc., USD Term Loan B (3 month CME Term SOFR + 4.250%)	9.698	08-19-28		2,876,569	2,851,399
Planet US Buyer LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.500%)	8.814	01-31-31		1,278,001	1,276,404
Radiate Holdco LLC, 2021 Term Loan B (1 month CME Term SOFR + 3.250%)	8.691	09-25-26		2,003,850	1,641,493
Research Now Group LLC, 2017 1st Lien Term Loan (3 month CME Term SOFR + 5.500%)	11.068	12-20-24		4,990,203	2,846,911
Research Now Group LLC, 2017 2nd Lien Term Loan (3 month CME Term SOFR + 9.500%)	14.820	12-20-25		629,484	146,947
Telenet Financing USD LLC, 2020 USD Term Loan AR (1 month CME Term SOFR + 2.000%)	7.432	04-30-28		2,000,000	1,946,260
Titan US Finco LLC, 2021 USD Term Loan (3 month CME Term SOFR + 4.000%)	9.610	10-18-28		232,958	231,357
United Talent Agency LLC, Term Loan B (1 month CME Term SOFR + 4.000%)	9.541	07-07-28		2,459,216	2,457,175
Virgin Media Bristol LLC, 2020 USD Term Loan Q (1 month CME Term SOFR + 3.250%)	8.682	01-31-29		3,046,999	3,033,135
Wireless telecommunication services 0.8%
Crown Subsea Communications Holding, Inc., 2024 Term Loan B (3 month CME Term SOFR + 4.750%)	10.067	01-30-31		5,083,162	5,102,224
Iridium Satellite LLC, 2023 Term Loan B (1 month CME Term SOFR + 2.500%)	7.826	09-20-30		2,380,062	2,376,420
Consumer discretionary 13.0%					125,936,086
Automobile components 1.4%
IXS Holdings, Inc., 2020 Term Loan B (6 month CME Term SOFR + 4.250%)	9.574	03-05-27		4,720,447	4,458,839
Parts Europe SA, EUR Term Loan B (3 month EURIBOR + 3.750%)	7.641	02-03-31	EUR	840,511	906,162
8	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Automobile components (continued)
Tenneco, Inc., 2022 Term Loan A (3 month CME Term SOFR + 4.850%)	10.169	11-17-28		1,383,717	$1,292,046
Tenneco, Inc., 2022 Term Loan B (3 month CME Term SOFR + 5.000%)	10.419	11-17-28		1,690,000	1,590,442
Wheel Pros LLC, 2023 3rd Amendment Term Loan (3 month CME Term SOFR + 4.500%)	10.086	05-11-28		4,933,132	4,006,098
Wheel Pros LLC, 2023 FILO Term Loan (3 month CME Term SOFR + 8.875%)	14.462	02-10-28		1,116,805	1,203,358
Automobiles 0.6%
Constellation Automotive, Ltd., EUR Term Loan B (6 month EURIBOR + 4.000%)	8.026	07-28-28	EUR	846,166	865,380
Constellation Automotive, Ltd., GBP 2nd Lien Term Loan B (SONIA + 7.500%)	12.689	07-27-29	GBP	842,559	758,969
OEConnection LLC, 2019 Term Loan B (1 month CME Term SOFR + 4.000%)	9.425	09-25-26		4,641,515	4,631,072
Broadline retail 0.4%
Peer Holding III BV, 2023 USD Term Loan B4 (3 month CME Term SOFR + 3.250%)	8.598	10-28-30		2,141,198	2,146,551
Wand NewCo 3, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.750%)	9.076	01-30-31		2,289,312	2,292,173
Distributors 0.2%
Northwest Fiber LLC, 2021 Term Loan (1 month CME Term SOFR + 3.750%)	9.185	04-30-27		2,216,982	2,211,749
Diversified consumer services 2.3%
Europa University Education Group SL, EUR Term Loan (6 month EURIBOR + 4.500%)	8.418	11-30-29	EUR	746,256	802,924
Europa University Education Group SL, EUR Term Loan B (6 month EURIBOR + 4.500%)	8.432	11-30-29	EUR	2,236,395	2,406,217
Foundational Education Group, Inc., 1st Lien Term Loan (3 month CME Term SOFR + 3.750%)	9.324	08-31-28		2,447,560	2,398,609
Fugue Finance LLC, 2023 USD Term Loan B (3 month CME Term SOFR + 4.000%)	9.343	01-31-28		1,019,837	1,019,133
Fugue Finance LLC, 2024 USD Term Loan B (3 month CME Term SOFR + 3.750%)	9.074	02-12-31		968,742	967,938
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	9

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Diversified consumer services (continued)
Learning Care Group US No. 2, Inc., 2023 Term Loan (3 month CME Term SOFR + 4.750%)	10.074	08-11-28		652,716	$651,737
Markermeer Finance BV, 2020 EUR Term Loan B (6 month EURIBOR + 3.000%)	7.076	01-29-27	EUR	3,326,262	3,480,233
OMNIA Partners LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.750%)	9.074	07-25-30		949,803	951,665
PCI Gaming Authority, Term Loan (1 month CME Term SOFR + 2.500%)	7.941	05-29-26		2,894,228	2,893,012
Prometric Holdings, Inc., 1st Lien Term Loan (1 month CME Term SOFR + 5.250%)	10.691	01-31-28		3,172,693	3,171,900
Whatabrands LLC, 2021 Term Loan B (1 month CME Term SOFR + 3.000%)	8.691	08-03-28		3,415,786	3,407,895
Hotels, restaurants and leisure 4.0%
Aimbridge Acquisition Company, Inc., 2019 Term Loan B (1 month CME Term SOFR + 3.750%)	9.191	02-02-26		4,347,919	4,147,524
Aimbridge Acquisition Company, Inc., 2020 Incremental Term Loan B (1 month CME Term SOFR + 4.750%)	10.191	02-02-26		632,367	609,052
Bally’s Corp., 2021 Term Loan B (3 month CME Term SOFR + 3.250%)	8.829	10-02-28		1,815,491	1,723,210
Caesars Entertainment, Inc., 2024 Term Loan B1 (3 month CME Term SOFR + 2.750%)	8.040	02-06-31		2,806,657	2,800,819
Crown Finance US, Inc., 2023 Exit Term Loan (1 month CME Term SOFR + 1.500% or 7.000% PIK)	7.000	07-31-28		1,812,406	1,832,415
Great Canadian Gaming Corp., 2021 Term Loan (3 month CME Term SOFR + 4.000%)	9.633	11-01-26		2,357,053	2,355,285
Hurtigruten Group AS, 2024 EUR Exit Term Loan (C)	TBD	06-30-27	EUR	916,599	1,028,741
Hurtigruten Group AS, EUR Term Loan B (6 month EURIBOR + 6.500%)	10.407	02-28-27	EUR	3,340,082	2,198,934
IRB Holding Corp., 2024 Term Loan B (1 month CME Term SOFR + 2.750%)	8.176	12-15-27		5,848,737	5,838,560
Lakeland Holdings LLC, 2020 HoldCo Term Loan (8.000% Cash or 13.250% PIK)	13.250	09-25-27		562,012	379,358
10	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Light & Wonder International, Inc., 2024 Term Loan (1 month CME Term SOFR + 2.750%)	8.070	04-14-29		3,453,765	$3,452,314
New Red Finance, Inc., 2023 Term Loan B5 (1 month CME Term SOFR + 2.250%)	7.576	09-20-30		3,221,711	3,205,023
Ontario Gaming GTA LP, Term Loan B (3 month CME Term SOFR + 4.250%)	9.598	08-01-30		790,562	789,503
Playa Resorts Holding BV, 2022 Term Loan B (1 month CME Term SOFR + 3.250%)	8.570	01-05-29		3,271,738	3,269,186
Scientific Games Holdings LP, 2022 USD Term Loan B (3 month CME Term SOFR + 3.250%)	8.580	04-04-29		2,494,897	2,488,660
Silk Bidco AS, 2018 EUR Term Loan B1 (3 month EURIBOR + 6.250%)	10.316	02-27-26	EUR	777,392	506,223
Tacala Investment Corp., 2024 Term Loan (1 month CME Term SOFR + 4.000%)	9.326	01-31-31		1,911,742	1,910,939
Household durables 0.2%
Keter Group BV, EUR Term Loan B (3 month EURIBOR + 4.250% or 2.000% PIK)	2.000	03-31-25	EUR	1,782,094	1,778,625
Keter Group BV, EUR Term Loan B3A (3 month EURIBOR + 4.250% or 2.000% PIK)	2.000	03-31-25	EUR	98,188	97,997
Leisure products 0.9%
ABG Intermediate Holdings 2 LLC, 2021 Term Loan B1 (1 month CME Term SOFR + 3.500%)	8.926	12-21-28		3,818,621	3,825,800
J&J Ventures Gaming LLC, 2023 Incremental Term Loan B (1 month CME Term SOFR + 4.250%)	9.691	04-26-28		1,439,972	1,405,773
PlayPower, Inc., 2019 Term Loan (3 month CME Term SOFR + 5.500%)	10.980	05-08-26		3,452,232	3,245,098
Specialty retail 2.6%
Amer Sports Company, USD Term Loan (3 month CME Term SOFR + 3.250%)	8.576	02-07-31		519,860	519,210
Eyemart Express LLC, 2021 Term Loan (1 month CME Term SOFR + 3.000%)	8.316	08-31-27		2,405,153	2,354,043
Leslie’s Poolmart, Inc., 2021 Term Loan B (C)	TBD	03-09-28		629,096	626,019
Mavis Tire Express Services Topco Corp., 2024 Term Loan B (1 month CME Term SOFR + 3.750%)	9.076	05-04-28		4,695,595	4,694,891
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	11

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Specialty retail (continued)
Petco Health & Wellness Company, Inc., 2021 Term Loan B (3 month CME Term SOFR + 3.250%)	8.860	03-03-28		4,170,383	$3,979,588
Runner Buyer, Inc., 2021 Term Loan B (3 month CME Term SOFR + 5.500%)	10.958	10-20-28		3,230,381	2,488,557
Specialty Building Products Holdings LLC, 2021 Term Loan B (1 month CME Term SOFR + 3.750%)	9.176	10-15-28		2,369,921	2,358,451
SRS Distribution, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.500%)	8.941	06-02-28		3,879,785	3,872,181
SRS Distribution, Inc., 2022 Incremental Term Loan (1 month CME Term SOFR + 3.250%)	8.676	06-02-28		464,018	463,076
The Michaels Companies, Inc., 2021 Term Loan B (3 month CME Term SOFR + 4.250%)	9.860	04-15-28		4,273,930	3,493,510
Textiles, apparel and luxury goods 0.4%
Tory Burch LLC, Term Loan B (1 month CME Term SOFR + 3.250%)	8.571	04-16-28		3,728,987	3,683,419
Consumer staples 1.9%					18,381,809
Food products 0.7%
Froneri US, Inc., 2020 USD Term Loan (1 month CME Term SOFR + 2.250%)	7.676	01-29-27		1,994,832	1,993,116
Upfield BV, 2023 EUR Term Loan B6 (6 month EURIBOR + 5.000%)	8.882	01-02-28	EUR	1,986,347	2,115,413
Upfield USA Corp., 2023 USD Term Loan B7 (6 month CME Term SOFR + 3.000%)	10.310	01-02-28		3,258,510	3,230,812
Household products 0.3%
Kronos Acquisition Holdings, Inc., 2021 Term Loan B (3 month CME Term SOFR + 3.750%)	9.360	12-22-26		2,709,406	2,709,406
Personal care products 0.9%
Rainbow UK Bidco, Ltd., GBP Term Loan B (6 month SONIA + 4.500%)	9.688	02-26-29	GBP	2,501,356	3,089,038
Sunshine Luxembourg VII Sarl, 2021 USD Term Loan B3 (3 month CME Term SOFR + 3.500%)	8.948	10-01-26		5,238,943	5,244,024
12	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Energy 1.6%					$15,315,431
Oil, gas and consumable fuels 1.6%
Delek US Holdings, Inc., 2022 Term Loan B (1 month CME Term SOFR + 3.500%)	8.926	11-19-29		2,984,925	2,973,731
EG Finco, Ltd., 2023 EUR Term Loan B (3 month EURIBOR + 5.500%)	9.477	02-07-28	EUR	2,759,894	2,938,149
GIP III Stetson I LP, 2023 Term Loan B (1 month CME Term SOFR + 4.250%)	9.676	10-31-28		1,606,344	1,610,360
NGL Energy Operating LLC, 2024 Term Loan B (C)	TBD	02-02-31		1,170,652	1,173,578
Northriver Midstream Finance LP, 2023 USD Term Loan B (3 month CME Term SOFR + 3.000%)	8.330	08-16-30		2,805,988	2,805,202
Oryx Midstream Services Permian Basin LLC, 2024 Term Loan B (1 month CME Term SOFR + 3.000%)	8.437	10-05-28		3,819,988	3,814,411
Quicksilver Resources, Inc., New 2nd Lien Term Loan (B)(D)	0.000	06-21-24		19,606,608	0
Financials 9.0%					87,214,062
Capital markets 2.4%
Aretec Group, Inc., 2023 Incremental Term Loan (1 month CME Term SOFR + 4.500%)	9.926	08-09-30		3,204,207	3,215,037
Hightower Holding LLC, 2021 Term Loan B (3 month CME Term SOFR + 4.000%)	9.586	04-21-28		5,694,973	5,687,854
Jane Street Group LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.500%)	7.941	01-26-28		5,213,473	5,199,501
Jump Financial LLC, Term Loan B (3 month CME Term SOFR + 4.500%)	10.110	08-07-28		4,342,858	4,266,858
LSF11 Trinity Bidco, Inc., 2023 Term Loan (1 month CME Term SOFR + 4.000%)	9.320	06-14-30		2,015,082	2,015,082
Mariner Wealth Advisors LLC, Term Loan B (3 month CME Term SOFR + 3.250%)	8.860	08-18-28		2,423,603	2,399,367
Financial services 2.9%
Aragorn Parent Corp., Term Loan (1 month CME Term SOFR + 4.250%)	9.571	06-15-28		2,834,894	2,836,085
Ascensus Holdings, Inc., Term Loan (1 month CME Term SOFR + 3.500%)	8.941	08-02-28		4,681,654	4,647,712
CTC Holdings LP, Term Loan B (3 month CME Term SOFR + 5.000%)	10.476	02-20-29		2,455,300	2,436,885
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	13

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Financial services (continued)
DRW Holdings LLC, 2021 Term Loan (1 month CME Term SOFR + 3.750%)	9.191	03-01-28	3,286,330	$3,278,115
GIP Pilot Acquisition Partners LP, Term Loan (3 month CME Term SOFR + 3.000%)	8.327	10-04-30	932,810	932,036
Hudson River Trading LLC, 2021 Term Loan (1 month CME Term SOFR + 3.000%)	8.441	03-20-28	3,892,415	3,863,845
Kestra Advisor Services Holdings A, Inc., 2019 Term Loan (3 month CME Term SOFR + 4.250%)	9.698	06-03-26	1,758,324	1,755,581
Mermaid Bidco, Inc., 2021 USD Term Loan (3 month CME Term SOFR + 4.250%)	9.625	12-22-27	2,920,374	2,924,024
Osaic Holdings, Inc., 2023 Term Loan B (1 month CME Term SOFR + 4.500%)	9.826	08-17-28	2,222,215	2,220,837
Osaic Holdings, Inc., 2024 Term Loan (C)	TBD	08-16-28	1,435,811	1,434,921
WEX, Inc., 2024 Term Loan B (1 month CME Term SOFR + 2.000%)	7.326	03-31-28	2,236,496	2,232,314
Insurance 2.6%
Acrisure LLC, 2020 Term Loan B (1 month LIBOR + 3.500%)	8.941	02-15-27	1,001,979	999,163
Acrisure LLC, 2021 First Lien Term Loan B (1 month LIBOR + 4.250%)	9.691	02-15-27	2,400,905	2,401,914
Acrisure LLC, 2021 Incremental Term Loan B (1 month LIBOR + 3.750%)	9.191	02-15-27	1,492,366	1,489,098
Alliant Holdings Intermediate LLC, 2023 Term Loan B6 (1 month CME Term SOFR + 3.500%)	8.821	11-06-30	2,010,982	2,011,364
AssuredPartners, Inc., 2023 Term Loan B4 (1 month CME Term SOFR + 3.750%)	9.076	02-12-27	2,357,158	2,358,336
Asurion LLC, 2022 Term Loan B10 (1 month CME Term SOFR + 4.000%)	9.426	08-19-28	4,740,749	4,699,267
Asurion LLC, 2023 Term Loan B11 (1 month CME Term SOFR + 4.250%)	9.676	08-19-28	2,476,965	2,460,716
Baldwin Risk Partners LLC, 2021 Term Loan B (1 month CME Term SOFR + 3.500%)	8.935	10-14-27	3,275,437	3,252,247
BroadStreet Partners, Inc., 2023 Term Loan B3 (1 month CME Term SOFR + 3.750%)	9.076	01-27-29	2,829,129	2,827,658
14	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Insurance (continued)
IMA Financial Group, Inc., Term Loan (1 month CME Term SOFR + 3.750%)	9.191	11-01-28		2,487,310	$2,481,091
Mortgage real estate investment trusts 1.1%
Apollo Commercial Real Estate Finance, Inc., 2021 Incremental Term Loan B1 (1 month CME Term SOFR + 3.500%)	8.941	03-11-28		1,212,157	1,175,793
Apollo Commercial Real Estate Finance, Inc., Term Loan B (1 month CME Term SOFR + 2.750%)	8.191	05-15-26		572,325	562,309
Blackstone Mortgage Trust, Inc., 2022 Term Loan B4 (1 month CME Term SOFR + 3.500%)	8.826	05-09-29		2,909,615	2,825,964
Claros Mortgage Trust, Inc., 2021 Term Loan B (1 month CME Term SOFR + 4.500%)	9.921	08-09-26		4,445,795	4,090,132
KREF Holdings X LLC, 2021 Term Loan (1 month CME Term SOFR + 3.500%)	8.932	09-01-27		2,338,174	2,232,956
Health care 10.4%					100,391,207
Biotechnology 0.3%
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B (1 month CME Term SOFR + 2.000%)	7.426	11-15-27		2,985,611	2,925,152
Health care equipment and supplies 0.7%
Auris Luxembourg III Sarl, 2019 USD Term Loan B2 (3 and 6 month CME Term SOFR + 3.750%)	9.619	02-27-26		1,349,733	1,336,236
Auris Luxembourg III Sarl, EUR Term Loan B1A (6 month EURIBOR + 4.000%)	8.026	02-27-26	EUR	1,000,000	1,062,869
Medline Borrower LP, USD Term Loan B (1 month CME Term SOFR + 3.000%)	8.441	10-23-28		4,897,345	4,897,590
Health care providers and services 5.3%
AHP Health Partners, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.500%)	8.941	08-24-28		2,981,713	2,983,949
Ensemble RCM LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.000%)	8.317	08-01-29		4,313,199	4,286,241
eResearchTechnology, Inc., 2020 1st Lien Term Loan (1 month CME Term SOFR + 4.500%)	9.941	02-04-27		5,698,629	5,703,644
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	15

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care providers and services (continued)
Genesis Specialist Care Finance UK, Ltd., 2023 B5 PIK Rollup 1 DIP Term Loan B (1 month CME Term SOFR + 3.500% or 1.500% PIK)	1.500	05-31-24		1,187,310	$118,731
Genesis Specialist Care Finance UK, Ltd., 2023 B5 PIK Rollup 2 DIP Term Loan B (1 month CME Term SOFR + 3.500% or 1.500% PIK)	1.500	05-31-24		659,382	65,938
Genesis Specialist Care Finance UK, Ltd., 2023 EUR PIK Rollup 1 Term Loan B4 (1 month EURIBOR + 3.250% or 1.500% PIK)	1.500	05-31-24	EUR	614,689	66,436
Genesis Specialist Care Finance UK, Ltd., 2023 EUR Rollup PIK Term Loan B4 (1 month EURIBOR + 3.250% or 1.500% PIK)	1.500	05-31-24	EUR	342,048	36,969
Genesis Specialist Care Finance UK, Ltd., 2023 USD Incremental Delayed Draw Term Loan (1 month CME Term SOFR + 10.000% or 8.500% PIK) (B)	8.500	05-31-24		121,053	103,912
Genesis Specialist Care Finance UK, Ltd., 2023 USD Initial Refinancing Term Loan (1 month CME Term SOFR + 10.000% or 8.500% PIK) (B)	8.500	05-31-24		1,467,697	1,259,871
Genesiscare USA Holdings, Inc., 2020 EUR Term Loan B4 (D)	0.000	05-14-27	EUR	863,096	308
Genesiscare USA Holdings, Inc., 2020 USD Term Loan B5 (D)	0.000	05-14-27		1,648,150	243,926
GHX Ultimate Parent Corp., 2024 Term Loan B (3 month CME Term SOFR + 4.250%)	9.557	06-30-27		3,502,400	3,506,778
MED ParentCo LP, 1st Lien Term Loan (1 month CME Term SOFR + 4.250%)	9.691	08-31-26		3,909,901	3,870,333
National Mentor Holdings, Inc., 2021 2nd Lien Term Loan (3 month CME Term SOFR + 7.250%)	12.698	03-02-29		2,136,611	1,666,557
National Mentor Holdings, Inc., 2021 Term Loan (1 and 3 month CME Term SOFR + 3.750%)	9.181	03-02-28		5,690,205	5,299,004
National Mentor Holdings, Inc., 2021 Term Loan C (3 month CME Term SOFR + 3.750%)	9.198	03-02-28		164,627	153,309
Phoenix Newco, Inc., 2021 1st Lien Term Loan (1 month CME Term SOFR + 3.250%)	8.691	11-15-28		5,185,246	5,178,765
R1 RCM, Inc., 2022 Term Loan B (3 month CME Term SOFR + 3.000%)	8.326	06-21-29		1,032,664	1,032,664
16	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care providers and services (continued)
Radnet Management, Inc., 2021 Term Loan (3 month CME Term SOFR + 3.000%)	8.574	04-21-28		2,589,393	$2,588,435
Select Medical Corp., 2023 Term Loan B1 (1 month CME Term SOFR + 3.000%)	8.326	03-06-27		4,128,173	4,120,454
Sharp Services LLC, 2023 Incremental Term Loan B (3 month CME Term SOFR + 4.500%)	9.848	12-31-28		1,862,334	1,861,180
Star Parent, Inc., Term Loan B (3 month CME Term SOFR + 4.000%)	9.348	09-27-30		2,585,742	2,551,817
Upstream Newco, Inc., 2021 Term Loan (1 and 3 month CME Term SOFR + 4.250%)	9.824	11-20-26		3,045,430	2,856,187
VetStrategy Canada Holdings, Inc., 2023 USD Term Loan B (3 month CME Term SOFR + 5.500%)	10.886	12-06-28		1,645,923	1,646,960
Health care technology 0.3%
Cotiviti, Inc., 2024 Term Loan (C)	TBD	02-21-31		2,868,291	2,857,535
Life sciences tools and services 0.8%
Maravai Intermediate Holdings LLC, 2022 Term Loan B (3 month CME Term SOFR + 3.000%)	8.310	10-19-27		2,433,976	2,378,190
Packaging Coordinators Midco, Inc., 2020 1st Lien Term Loan (1 month CME Term SOFR + 3.500%)	9.110	11-30-27		4,936,767	4,935,977
Pharmaceuticals 3.0%
AI Sirona Luxembourg Acquisition Sarl, 2023 EUR Term Loan B (1 month EURIBOR + 5.000%)	8.855	09-30-28	EUR	1,051,306	1,132,115
Amneal Pharmaceuticals LLC, 2023 Term Loan B (1 month CME Term SOFR + 5.500%)	10.826	05-04-28		3,868,280	3,852,149
Catalent Pharma Solutions, Inc., 2023 Term Loan B4 (1 month CME Term SOFR + 3.000%)	8.320	02-22-28		1,263,124	1,266,282
Curium Bidco Sarl, 2023 USD Term Loan B (3 month CME Term SOFR + 4.500%)	9.848	07-31-29		6,887,924	6,879,314
Endo Luxembourg Finance Company I Sarl, 2021 Term Loan (D)	0.000	03-27-28		8,275,136	5,395,389
IQVIA, Inc., 2023 USD Term Loan B4 (3 month CME Term SOFR + 2.000%)	7.348	01-02-31		1,031,648	1,034,598
Jazz Financing Lux Sarl, 2024 Term Loan B (1 month CME Term SOFR + 3.000%)	8.441	05-05-28		2,552,883	2,556,074
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	17

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Pharmaceuticals (continued)
Padagis LLC, Term Loan B (3 month CME Term SOFR + 4.750%)	10.341	07-06-28		4,120,035	$3,924,333
Perrigo Investments LLC, Term Loan B (1 month CME Term SOFR + 2.250%)	7.676	04-20-29		2,772,363	2,755,036
Industrials 14.7%					141,492,419
Aerospace and defense 2.1%
Bleriot US Bidco, Inc., 2023 Term Loan B (3 month CME Term SOFR + 4.000%)	9.610	10-31-28		136,507	136,741
Cobham Ultra SeniorCo Sarl, EUR Term Loan B (6 month EURIBOR + 3.250%)	7.082	08-06-29	EUR	977,007	1,036,529
Cobham Ultra SeniorCo Sarl, USD Term Loan B (6 month CME Term SOFR + 3.500%)	9.012	08-03-29		2,802,701	2,774,674
Novaria Holdings LLC, 2022 Incremental Term Loan (1 month CME Term SOFR + 7.000%)	12.326	01-27-27		2,298,844	2,266,270
Novaria Holdings LLC, Term Loan B (1 month CME Term SOFR + 5.500%)	10.926	01-27-27		1,285,694	1,267,476
Standard Aero, Ltd., 2023 Term Loan B2 (1 month CME Term SOFR + 4.000%)	9.326	08-24-28		1,893,472	1,897,145
The NORDAM Group, Inc., Term Loan B (1 month CME Term SOFR + 5.600%)	10.926	04-09-26		1,975,883	1,831,406
TransDigm, Inc., 2023 Term Loan I (3 month CME Term SOFR + 3.250%)	8.598	08-24-28		4,034,281	4,040,736
TransDigm, Inc., 2023 Term Loan J (3 month CME Term SOFR + 3.250%)	8.598	02-14-31		1,644,537	1,650,145
Vertex Aerospace Services Corp., 2021 First Lien Term Loan (1 month CME Term SOFR + 3.250%)	8.676	12-06-28		3,598,263	3,597,976
Air freight and logistics 0.7%
Apple Bidco LLC, 2021 Term Loan (1 month CME Term SOFR + 2.750%)	8.191	09-22-28		3,484,765	3,468,666
Rand Parent LLC, 2023 Term Loan B (3 month CME Term SOFR + 4.250%)	9.598	03-17-30		2,799,731	2,794,048
Building products 2.2%
ACProducts Holdings, Inc., 2021 Term Loan B (3 month CME Term SOFR + 4.250%)	9.860	05-17-28		4,266,564	3,817,124
18	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Building products (continued)
AZZ, Inc., Term Loan B (1 month CME Term SOFR + 3.750%)	9.076	05-13-29	2,162,728	$2,162,728
Cornerstone Building Brands, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.250%)	8.668	04-12-28	1,246,795	1,229,302
Cornerstone Building Brands, Inc., 2022 Term Loan (1 month CME Term SOFR + 5.625%)	10.943	08-01-28	1,455,616	1,472,603
East West Manufacturing LLC, Term Loan B (3 month CME Term SOFR + 5.750%)	11.063	12-22-28	1,495,330	1,375,703
Icebox Holdco III, Inc., 2021 1st Lien Term Loan (3 month CME Term SOFR + 3.500%)	9.110	12-22-28	3,409,301	3,394,402
Lakeshore Learning Materials LLC, Term Loan (1 month CME Term SOFR + 3.500%)	8.941	09-29-28	4,036,534	4,029,470
Wilsonart LLC, 2021 Term Loan E (3 month CME Term SOFR + 3.250%)	8.698	12-31-26	3,807,441	3,804,281
Commercial services and supplies 4.4%
Action Environmental Group, Inc., 2023 Term Loan B (3 month CME Term SOFR + 4.500%)	9.824	10-24-30	920,574	921,725
Action Environmental Group, Inc., 2024 Term Loan (C)	TBD	10-24-30	106,201	106,333
AEA International Holdings Luxembourg Sarl, 2024 Term Loan B (1 month CME Term SOFR + 3.500%)	8.819	09-07-28	3,974,632	3,974,632
Anticimex Global AB, 2021 USD Term Loan B4 (3 month CME Term SOFR + 3.650%)	8.950	11-16-28	4,315,616	4,304,827
AVSC Holding Corp., 2020 Term Loan B1 (1 month CME Term SOFR + 3.250% or 0.250% PIK)	0.250	03-03-25	995,820	980,465
AVSC Holding Corp., 2020 Term Loan B2 (1 month CME Term SOFR + 5.500% or 1.000% PIK)	1.000	10-15-26	6,030,987	5,932,984
Cimpress USA, Inc., USD Term Loan B (1 month CME Term SOFR + 3.500%)	8.941	05-17-28	3,771,485	3,755,757
Comet Bidco, Ltd., 2018 USD Term Loan B (6 month CME Term SOFR + 5.000%)	10.284	09-30-27	5,401,671	5,274,516
Core & Main LP, 2024 Incremental Term Loan B (3 month CME Term SOFR + 2.250%)	7.564	02-09-31	1,671,661	1,663,303
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	19

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
Element Materials Technology Group US Holdings, Inc., 2022 USD Delayed Draw Term Loan (3 month CME Term SOFR + 4.250%)	9.698	07-06-29	1,505,108	$1,484,412
Element Materials Technology Group US Holdings, Inc., 2022 USD Term Loan (3 month CME Term SOFR + 4.250%)	9.698	07-06-29	3,261,067	3,216,227
EnergySolutions LLC, 2023 Term Loan B (3 month CME Term SOFR + 4.000%)	9.313	09-20-30	748,125	749,995
JFL-Tiger Acquisition Company, Inc., Term Loan B (3 month CME Term SOFR + 5.000%)	10.317	10-17-30	1,596,367	1,600,853
Thevelia US LLC, 2024 USD Term Loan B (1 month CME Term SOFR + 3.750%)	9.070	06-18-29	1,943,824	1,945,437
Viad Corp., Initial Term Loan (1 month CME Term SOFR + 5.000%)	10.441	07-30-28	3,295,554	3,281,811
Win Waste Innovations Holdings, Inc., 2021 Term Loan B (1 month CME Term SOFR + 2.750%)	8.191	03-24-28	3,595,302	3,282,978
Construction and engineering 1.6%
Aegion Corp., 2024 Term Loan (1 month CME Term SOFR + 4.250%)	9.576	05-17-28	3,151,979	3,144,099
Amentum Government Services Holdings LLC, 2022 Term Loan (1 month CME Term SOFR + 4.000%)	9.320	02-15-29	2,290,497	2,289,535
Amentum Government Services Holdings LLC, Term Loan B (1 month CME Term SOFR + 4.000%)	9.441	01-29-27	1,701,407	1,699,995
DG Investment Intermediate Holdings 2, Inc., 2021 Term Loan (1 month CME Term SOFR + 3.750%)	9.191	03-31-28	190	190
Legence Holdings LLC, 2021 Term Loan (1 month CME Term SOFR + 3.500%)	8.926	12-16-27	2,238,985	2,231,529
TRC Companies LLC, 2021 1st Lien Term Loan (1 month CME Term SOFR + 3.750%)	9.191	12-08-28	2,386,714	2,376,761
USIC Holdings, Inc., 2021 Term Loan (3 month CME Term SOFR + 3.500%)	9.106	05-12-28	3,819,754	3,781,556
20	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Electrical equipment 0.2%
Creation Technologies, Inc., 2021 Term Loan (3 month CME Term SOFR + 5.500%)	11.092	10-05-28		1,612,073	$1,555,650
Ground transportation 0.3%
Uber Technologies, Inc., 2023 Term Loan B (3 month CME Term SOFR + 2.750%)	8.135	03-03-30		3,349,342	3,356,510
Machinery 1.9%
Arcline FM Holdings LLC, 2021 1st Lien Term Loan (3 month CME Term SOFR + 4.750%)	10.360	06-23-28		5,486,545	5,488,630
Brown Group Holding LLC, 2022 Incremental Term Loan B2 (1 and 3 month CME Term SOFR + 3.000%)	8.358	07-02-29		67,946	67,823
Brown Group Holding LLC, Term Loan B (1 month CME Term SOFR + 2.750%)	8.176	06-07-28		3,626,551	3,611,139
Pro Mach Group, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.750%)	9.076	08-31-28		3,714,728	3,717,700
Rubix Group Midco 3 Ltd., 2023 EUR Term Loan B (C)	TBD	09-30-26	EUR	1,743,257	1,878,930
Star US Bidco LLC, Term Loan B (1 month CME Term SOFR + 4.250%)	9.676	03-17-27		3,587,538	3,588,435
Passenger airlines 0.2%
Westjet Loyalty LP, Term Loan B (3 month CME Term SOFR + 3.750%)	9.057	02-14-31		1,870,288	1,853,923
Professional services 0.6%
Creative Artists Agency LLC, 2023 Term Loan B (1 month CME Term SOFR + 3.500%)	8.826	11-27-28		1,680,332	1,680,803
HireRight Holdings Corp., 2023 Term Loan B (3 month CME Term SOFR + 4.000%)	9.324	09-27-30		4,232,615	4,218,859
Transportation infrastructure 0.5%
Dynasty Acquisition Company, Inc., 2023 Term Loan B1 (1 month CME Term SOFR + 4.000%)	9.326	08-24-28		4,418,101	4,426,672
Information technology 18.3%					176,221,731
Communications equipment 0.5%
Venga Finance Sarl, 2021 USD Term Loan B (3 month CME Term SOFR + 4.750%)	10.355	06-28-29		4,812,936	4,786,850
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	21

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Communications equipment (continued)
Viasat, Inc., 2023 Term Loan (1 month CME Term SOFR + 4.500%)	9.938	05-30-30	166,372	$163,371
Electronic equipment, instruments and components 1.1%
C&D Technologies, Inc., Term Loan B (1 month CME Term SOFR + 5.750%)	11.191	12-20-25	2,568,119	2,297,671
Robertshaw US Holding Corp., 2023 PIK First Out Incremental Term Loan (Prime rate + 3.000% or 5.000% PIK)	5.000	02-28-27	4,820,918	4,820,918
Robertshaw US Holding Corp., 2023 PIK First Out New Money Term Loan (3 month CME Term SOFR + 8.000%)	13.430	02-28-27	1,191	1,138
Robertshaw US Holding Corp., 2023 Second Out Term Loan (3 month CME Term SOFR + 7.000%)	12.448	02-28-27	4,460,182	3,122,128
IT services 1.8%
Ahead DB Holdings LLC, 2024 Incremental Term Loan B (3 month CME Term SOFR + 4.250%)	9.569	01-24-31	753,064	752,123
EP Purchaser LLC, 2021 Term Loan B (3 month CME Term SOFR + 3.500%)	9.110	11-06-28	4,261,016	4,213,080
Gainwell Acquisition Corp., Term Loan B (3 month CME Term SOFR + 4.000%)	9.448	10-01-27	4,892,472	4,647,848
Sabre GLBL, Inc., 2021 Term Loan B1 (1 month CME Term SOFR + 3.500%)	8.941	12-17-27	1,101,199	922,255
Sabre GLBL, Inc., 2021 Term Loan B2 (1 month CME Term SOFR + 3.500%)	8.941	12-17-27	1,725,196	1,444,851
TGG TS Acquisition Company, 2018 Term Loan B (1 month CME Term SOFR + 6.500%)	11.941	12-14-25	1,916,960	1,889,164
Verscend Holding Corp., 2021 Term Loan B (1 month CME Term SOFR + 4.000%)	9.441	08-27-25	3,305,178	3,303,129
Semiconductors and semiconductor equipment 0.0%
MKS Instruments, Inc., 2023 USD Term Loan B (1 month CME Term SOFR + 2.500%)	7.833	08-17-29	341,271	340,357
Software 14.8%
Access Cig LLC, 2023 Term Loan (1 month CME Term SOFR + 5.000%)	10.326	08-18-28	4,153,835	4,154,874
22	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Software (continued)
AppLovin Corp., 2023 Term Loan B (1 month CME Term SOFR + 3.100%)	8.426	08-16-30		3,080,143	$3,082,546
Avaya, Inc., 2023 Exit Term Loan (1 month CME Term SOFR + 1.500%)	6.826	08-01-28		17,296	15,288
Azalea TopCo, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.750%)	9.191	07-24-26		1,494,941	1,483,729
Azalea TopCo, Inc., Term Loan (1 month CME Term SOFR + 3.500%)	8.941	07-24-26		3,287,817	3,260,430
Barracuda Networks, Inc., 2022 Term Loan (3 month CME Term SOFR + 4.500%)	9.813	08-15-29		2,304,507	2,262,888
Boxer Parent Company, Inc., 2023 USD Term Loan (1 month CME Term SOFR + 4.250%)	9.579	12-29-28		3,249,757	3,258,628
Castle US Holding Corp., USD Term Loan B (1 and 3 month CME Term SOFR + 3.750%)	9.349	01-29-27		3,749,712	2,609,349
Central Parent, Inc., 2023 Term Loan B (3 month CME Term SOFR + 4.000%)	9.348	07-06-29		5,692,833	5,703,763
Constant Contact, Inc., Term Loan (3 month CME Term SOFR + 4.000%)	9.588	02-10-28		2,410,705	2,336,889
Cornerstone OnDemand, Inc., 2021 Term Loan (1 month CME Term SOFR + 3.750%)	9.191	10-16-28		3,780,303	3,678,726
Dcert Buyer, Inc., 2019 Term Loan B (1 month CME Term SOFR + 4.000%)	9.326	10-16-26		4,310,432	4,274,181
Dedalus Finance GmbH, 2021 EUR Term Loan B2 (6 month EURIBOR + 3.750%)	7.612	07-17-27	EUR	3,369,877	3,541,674
Dodge Construction Network LLC, 2022 Term Loan (3 month CME Term SOFR + 4.750%)	10.248	02-23-29		3,481,475	2,817,105
Epicor Software Corp., 2020 Term Loan (1 month CME Term SOFR + 3.250%)	8.691	07-30-27		4,143,259	4,152,333
FinThrive Software Intermediate Holdings, Inc., 2021 2nd Lien Term Loan (1 month CME Term SOFR + 6.750%)	12.191	12-17-29		1,318,744	808,390
FinThrive Software Intermediate Holdings, Inc., 2021 Term Loan (1 month CME Term SOFR + 4.000%)	9.441	12-18-28		4,827,359	4,021,817
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	23

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software (continued)
Gen Digital, Inc., 2022 Term Loan B (1 month CME Term SOFR + 2.000%)	7.426	09-12-29	1,705,566	$1,700,125
Genesys Cloud Services Holdings II LLC, 2020 USD Term Loan B4 (1 month CME Term SOFR + 4.000%)	9.441	12-01-27	5,678,207	5,693,595
Helios Software Holdings, Inc., 2024 Term Loan (3 month CME Term SOFR + 3.750%)	9.075	07-18-30	2,109,940	2,086,203
ION Trading Finance, Ltd., 2021 USD Term Loan (3 month CME Term SOFR + 4.750%)	10.198	04-03-28	2,355,166	2,338,350
Ivanti Software, Inc., 2021 Add On Term Loan B (3 month CME Term SOFR + 4.000%)	9.591	12-01-27	2,174,689	2,021,678
Ivanti Software, Inc., 2021 Term Loan B (3 month CME Term SOFR + 4.250%)	9.839	12-01-27	2,234,211	2,083,402
Magenta Buyer LLC, 2021 USD 1st Lien Term Loan (3 month CME Term SOFR + 5.000%)	10.574	07-27-28	5,442,662	3,239,908
Marcel Bidco LLC, 2023 USD Term Loan B (3 month CME Term SOFR + 4.500%)	9.820	11-11-30	3,369,289	3,370,333
Mavenir Systems, Inc., 2021 Term Loan B (3 month CME Term SOFR + 4.750%)	10.335	08-18-28	2,143,300	1,444,499
McAfee Corp., 2022 USD Term Loan B (1 month CME Term SOFR + 3.750%)	9.178	03-01-29	4,812,305	4,782,228
Mitchell International, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.750%)	9.191	10-15-28	5,164,856	5,134,900
Mitnick Corporate Purchaser, Inc., Term Loan (3 month CME Term SOFR + 4.500%)	9.913	05-02-29	2,387,909	2,266,269
Open Text Corp., 2023 Term Loan B (1 month CME Term SOFR + 2.750%)	8.176	01-31-30	2,732,434	2,734,155
Orion Advisor Solutions, Inc., 2021 Term Loan (3 month CME Term SOFR + 3.750%)	9.324	09-24-27	3,569,081	3,515,545
Peraton Corp., Term Loan B (1 month CME Term SOFR + 3.750%)	9.176	02-01-28	5,812,005	5,812,005
Project Alpha Intermediate Holding, Inc., 2023 1st Lien Term Loan B (3 month CME Term SOFR + 4.750%)	10.063	10-28-30	3,859,289	3,868,397
24	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software (continued)
Project Boost Purchaser LLC, 2019 Term Loan B (1 month CME Term SOFR + 3.500%)	8.941	06-01-26	3,147,805	$3,145,508
Project Leopard Holdings, Inc., 2022 USD Term Loan B (3 month CME Term SOFR + 5.250%)	10.663	07-20-29	2,129,207	1,952,228
Project Ruby Ultimate Parent Corp., 2021 Term Loan (1 month CME Term SOFR + 3.250%)	8.691	03-10-28	3,364,905	3,341,485
Project Ruby Ultimate Parent Corp., 2024 Incremental Term Loan (1 month CME Term SOFR + 3.500%)	8.941	03-10-28	581,323	581,323
Proofpoint, Inc., 1st Lien Term Loan (1 month CME Term SOFR + 3.250%)	8.691	08-31-28	3,908,308	3,899,632
Quest Software, Inc., 2022 Term Loan (3 month CME Term SOFR + 4.250%)	9.713	02-01-29	3,317,240	2,614,616
SolarWinds Holdings, Inc., 2024 Term Loan (1 month CME Term SOFR + 3.250%)	8.576	02-05-27	4,613,680	4,618,294
SS&C Technologies, Inc., 2018 Term Loan B3 (1 month CME Term SOFR + 1.750%)	7.191	04-16-25	713,271	712,679
SS&C Technologies, Inc., 2018 Term Loan B4 (1 month CME Term SOFR + 1.750%)	7.191	04-16-25	673,488	672,929
SS&C Technologies, Inc., 2018 Term Loan B5 (1 month CME Term SOFR + 1.750%)	7.191	04-16-25	305,335	305,106
SS&C Technologies, Inc., 2022 Term Loan B6 (1 month CME Term SOFR + 2.250%)	7.676	03-22-29	192,340	192,195
SS&C Technologies, Inc., 2022 Term Loan B7 (1 month CME Term SOFR + 2.250%)	7.676	03-22-29	373,843	373,563
Symplr Software, Inc., 2020 Term Loan (3 month CME Term SOFR + 4.500%)	9.913	12-22-27	4,105,386	3,754,376
UKG, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.500%)	8.814	02-10-31	2,189,950	2,190,979
Veritas US, Inc., 2021 USD Term Loan B (1 month CME Term SOFR + 5.000%)	10.441	09-01-25	3,482,192	3,219,565
VS Buyer LLC, Term Loan B (1 month CME Term SOFR + 3.250%)	8.676	02-28-27	2,981,765	2,975,563
Weld North Education LLC, Term Loan (1 month CME Term SOFR + 3.500%)	8.941	12-21-29	4,378,013	4,358,881
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	25

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Technology hardware, storage and peripherals 0.1%
Electronics For Imaging, Inc., Term Loan (1 month CME Term SOFR + 5.000%)	10.448	07-23-26		1,423,951	$1,053,724
Materials 9.3%					89,825,155
Chemicals 5.2%
Ascend Performance Materials Operations LLC, 2021 Term Loan B (3 month CME Term SOFR + 4.750%)	10.318	08-27-26		2,111,740	2,049,043
ASP Unifrax Holdings, Inc., EUR Term Loan B (3 month EURIBOR + 3.750%)	7.675	12-12-25	EUR	1,971,405	1,997,525
ASP Unifrax Holdings, Inc., Term Loan B (3 month CME Term SOFR + 3.750%)	9.248	12-12-25		1,444,640	1,396,115
Cyanco Intermediate 2 Corp., 2023 Term Loan B (1 month CME Term SOFR + 4.750%)	10.076	07-10-28		1,570,551	1,571,211
Derby Buyer LLC, USD Term Loan (1 month CME Term SOFR + 4.250%)	9.578	11-01-30		1,352,564	1,353,416
Discovery Purchaser Corp., Term Loan (3 month CME Term SOFR + 4.375%)	9.705	10-04-29		981,350	975,521
Hyperion Materials & Technologies, Inc., 2021 Term Loan B (1 and 3 month CME Term SOFR + 4.500%)	10.029	08-30-28		4,252,591	4,247,275
Hyperion Refinance Sarl, 2024 USD Term Loan B (3 month CME Term SOFR + 3.500%)	8.807	02-15-31		2,674,424	2,659,661
INEOS Enterprises Holdings US Finco LLC, 2023 USD 1st Lien Term Loan B (3 month CME Term SOFR + 3.750%)	9.193	07-08-30		2,417,516	2,413,986
INEOS US Finance LLC, 2023 USD Term Loan B (1 month CME Term SOFR + 3.500%)	8.926	02-18-30		2,733,355	2,706,596
INEOS US Petrochem LLC, 2023 USD 1st Lien Term Loan B (1 month CME Term SOFR + 4.250%)	9.676	04-02-29		3,441,083	3,380,864
Jadex, Inc., Term Loan (1 month CME Term SOFR + 4.750%)	10.191	02-18-28		4,071,627	3,860,432
Kraton Corp., 2022 USD Term Loan (3 month CME Term SOFR + 3.250%)	8.896	03-15-29		3,009,178	2,941,471
Nouryon USA LLC, 2023 USD Term Loan B (3 month CME Term SOFR + 4.000%)	9.419	04-03-28		3,491,228	3,487,597
26	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Chemicals (continued)
Olympus Water US Holding Corp., 2021 USD Term Loan B (3 month CME Term SOFR + 3.750%)	9.360	11-09-28	2,598,550	$2,593,847
Olympus Water US Holding Corp., 2024 Term Loan (3 month CME Term SOFR + 4.250%)	9.566	11-09-28	2,357,565	2,360,512
Plaskolite PPC Intermediate II LLC, 2021 Term Loan (1 month CME Term SOFR + 4.000%)	9.441	12-15-25	259	253
Secure Acquisition, Inc., 2021 Term Loan (3 month CME Term SOFR + 5.000%)	10.498	12-16-28	1,494,096	1,491,303
The Chemours Company, 2023 USD Term Loan B (1 month CME Term SOFR + 3.500%)	8.826	08-18-28	3,045,731	2,984,817
Trinseo Materials Operating SCA, 2021 Term Loan B2 (1 and 3 month CME Term SOFR + 2.500%)	8.104	05-03-28	2,776,930	2,063,120
Windsor Holdings III LLC, USD Term Loan B (1 month CME Term SOFR + 4.500%)	9.824	08-01-30	3,329,072	3,331,669
Construction materials 0.7%
American Builders & Contractors Supply Company, Inc., 2024 Term Loan B (1 month CME Term SOFR + 2.000%)	7.326	01-29-31	1,623,105	1,623,105
CPG International LLC, 2022 Term Loan B (1 month CME Term SOFR + 2.500%)	7.926	04-28-29	2,380,000	2,376,287
Quikrete Holdings, Inc., 2016 1st Lien Term Loan (1 month CME Term SOFR + 2.625%)	8.066	02-01-27	154,710	154,637
Quikrete Holdings, Inc., 2023 Term Loan B (1 month CME Term SOFR + 2.750%)	8.191	03-19-29	2,607,664	2,608,289
Containers and packaging 3.1%
Altium Packaging LLC, 2021 Term Loan B (1 month CME Term SOFR + 2.750%)	8.191	02-03-28	454,247	451,975
Clydesdale Acquisition Holdings, Inc., Term Loan B (1 month CME Term SOFR + 3.675%)	9.101	04-13-29	2,863,914	2,859,733
Five Star Lower Holding LLC, Term Loan (3 month CME Term SOFR + 4.250%)	9.630	05-05-29	1,241,835	1,212,341
Graham Packaging Company, Inc., 2021 Term Loan (1 month CME Term SOFR + 3.000%)	8.441	08-04-27	2,369,194	2,365,996
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	27

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Containers and packaging (continued)
Iris Holding, Inc., Term Loan (3 month CME Term SOFR + 4.750%)	10.163	06-28-28		2,379,794	$2,246,597
KP Germany Erste GmbH, 2021 EUR Term Loan B (6 month EURIBOR + 4.725%)	8.643	02-12-26	EUR	1,054,788	1,054,992
LABL, Inc., 2021 USD 1st Lien Term Loan (1 month CME Term SOFR + 5.000%)	10.426	10-29-28		3,966,321	3,838,407
LTI Holdings, Inc., 2018 Add On 1st Lien Term Loan (1 month CME Term SOFR + 3.500%)	8.941	09-06-25		1,238,755	1,220,174
LTI Holdings, Inc., 2019 Term Loan (1 month CME Term SOFR + 4.750%)	10.191	07-24-26		4,249,315	4,180,263
Plaze, Inc., 2019 Term Loan B (1 month CME Term SOFR + 3.500%)	8.941	08-03-26		2,435,436	2,369,996
Proampac PG Borrower LLC, 2023 Term Loan (3 month CME Term SOFR + 4.500%)	9.806	09-15-28		3,940,990	3,940,990
Trident TPI Holdings, Inc., 2021 Term Loan B3 (3 month CME Term SOFR + 4.000%)	9.610	09-15-28		3,491,184	3,484,097
Valcour Packaging LLC, 2021 1st Lien Term Loan (1 month CME Term SOFR + 3.750%)	9.188	10-04-28		589,030	478,375
Metals and mining 0.3%
Vibrantz Technologies, Inc., 2022 Term Loan B (3 month CME Term SOFR + 4.250%)	9.723	04-23-29		3,579,726	3,492,667
Real estate 0.2%					2,311,988
Specialized REITs 0.2%
Iron Mountain, Inc., 2023 Term Loan B (1 month CME Term SOFR + 2.250%)	7.576	01-31-31		2,330,915	2,311,988
Utilities 0.8%					7,282,960
Electric utilities 0.3%
Talen Energy Supply LLC, 2023 Term Loan B (3 month CME Term SOFR + 4.500%)	9.826	05-17-30		1,706,075	1,710,340
Talen Energy Supply LLC, 2023 Term Loan C (3 month CME Term SOFR + 4.500%)	9.826	05-17-30		1,277,486	1,280,680
Independent power and renewable electricity producers 0.3%
Discovery Energy Holding Corp., Term Loan B (C)	TBD	01-30-31		1,942,813	1,899,100
28	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Utilities (continued)
Independent power and renewable electricity producers (continued)
Finco Utilitas Sarl, EUR Term Loan B (3 month EURIBOR + 4.000%)	8.090	09-26-30	EUR	754,119	$813,014
Multi-utilities 0.2%

Wec US Holdings, Ltd., 2024 Term Loan (1 month CME Term SOFR + 2.750%)	8.076	01-27-31		1,586,027	1,579,826
Corporate bonds 4.3%					$41,209,413
(Cost $51,338,162)
Communication services 0.8%					7,275,909
Diversified telecommunication services 0.4%
Iliad Holding SASU (E)	6.500	10-15-26		1,312,000	1,297,057
Iliad Holding SASU (E)	7.000	10-15-28		2,017,000	1,995,733
Media 0.4%
Sirius XM Radio, Inc. (E)	4.125	07-01-30		2,000,000	1,720,716
Tele Columbus AG	3.875	05-02-25	EUR	1,398,000	929,239
United Group BV (3 month EURIBOR + 4.250%) (E)(F)	8.128	02-01-29	EUR	614,000	665,243
United Group BV (3 month EURIBOR + 4.250%) (E)(F)	8.134	02-15-31	EUR	618,000	667,921
Consumer discretionary 0.8%					7,685,649
Automobile components 0.1%
Tenneco, Inc. (E)	8.000	11-17-28		613,000	558,596
Automobiles 0.4%
Constellation Automotive Financing PLC (E)	4.875	07-15-27	GBP	2,813,000	2,973,836
Constellation Automotive Financing PLC	4.875	07-15-27	GBP	1,014,000	1,071,976
Hotels, restaurants and leisure 0.1%
Punch Finance PLC	6.125	06-30-26	GBP	1,030,000	1,254,663
Leisure products 0.2%
Mattel, Inc. (E)	3.750	04-01-29		2,000,000	1,826,578
Consumer staples 0.6%					6,204,782
Food products 0.0%
Post Holdings, Inc. (E)	6.250	02-15-32		566,000	568,926
Personal care products 0.6%
Douglas GmbH (E)	6.000	04-08-26	EUR	1,138,000	1,236,026
Douglas GmbH	6.000	04-08-26	EUR	4,051,000	4,399,830
Financials 0.4%					3,329,905
Consumer finance 0.2%
Encore Capital Group, Inc. (E)	4.250	06-01-28	GBP	1,409,000	1,485,292
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	29

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Mortgage real estate investment trusts 0.2%
Apollo Commercial Real Estate Finance, Inc. (E)	4.625	06-15-29		2,230,000	$1,844,613
Health care 0.2%					2,267,199
Health care providers and services 0.2%
US Acute Care Solutions LLC (E)	6.375	03-01-26		2,505,000	2,267,199
Industrials 0.5%					5,037,368
Air freight and logistics 0.0%
Rand Parent LLC (E)(G)	8.500	02-15-30		247,000	239,878
Building products 0.2%
ACProducts Holdings, Inc. (E)	6.375	05-15-29		2,898,000	2,216,970
Marine transportation 0.1%
Anarafe SLU (3 month EURIBOR + 1.000% Cash and 3 month EURIBOR + 11.750% PIK) (E)(F)	16.662	12-31-26	EUR	594,665	781,802
Trading companies and distributors 0.2%
Beacon Roofing Supply, Inc. (E)	4.125	05-15-29		2,000,000	1,798,718
Information technology 0.1%					432,795
Software 0.1%
Veritas US, Inc. (E)	7.500	09-01-25		472,000	432,795
Materials 0.9%					8,975,806
Chemicals 0.3%
ASP Unifrax Holdings, Inc. (E)	5.250	09-30-28		557,000	353,197
ASP Unifrax Holdings, Inc. (E)	7.500	09-30-29		1,984,000	1,082,633
INEOS Quattro Finance 2 PLC (E)	9.625	03-15-29		1,295,000	1,362,269
Trinseo Materials Operating SCA (E)	5.375	09-01-25		737,000	598,960
Containers and packaging 0.2%
Kleopatra Holdings 2 SCA	6.500	09-01-26	EUR	2,241,000	1,505,763
Metals and mining 0.4%
Midwest Vanadium Proprietary, Ltd. (D)(E)	11.500	02-15-18		5,663,972	5,664

Vibrantz Technologies, Inc. (E)	9.000	02-15-30		4,421,000	4,067,320
Asset backed securities 4.0%					$38,848,447
(Cost $39,346,234)
Asset backed securities 4.0%					38,848,447
Atlas Senior Loan Fund X, Ltd. Series 2018-10A, Class D (3 month CME Term SOFR + 3.012%) (E)(F)	8.326	01-15-31		4,900,000	4,558,083
30	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Atlas Senior Loan Fund, Ltd. Series 2021-18A, Class D (3 month CME Term SOFR + 3.932%) (E)(F)	9.230	01-18-35	450,000	$441,378
Cedar Funding VIII CLO, Ltd. Series 2017-8A, Class DR (3 month CME Term SOFR + 3.762%) (E)(F)	9.078	10-17-34	850,000	835,549
Hayfin US XIV, Ltd. Series 2021-14A, Class D (3 month CME Term SOFR + 3.912%) (E)(F)	9.229	07-20-34	3,000,000	2,947,083
ICG US CLO, Ltd. Series 2018-1A, Class C (3 month CME Term SOFR + 2.862%) (E)(F)	8.179	04-21-31	750,000	698,948
Jamestown CLO IX, Ltd. Series 2016-9A, Class CRR (3 month CME Term SOFR + 4.162%) (E)(F)	9.486	07-25-34	3,450,000	3,451,201
Jamestown CLO XVI, Ltd. Series 2021-16A, Class D (3 month CME Term SOFR + 3.912%) (E)(F)	9.236	07-25-34	3,100,000	3,051,051
Marble Point CLO XI, Ltd. Series 2017-2A, Class D (3 month CME Term SOFR + 3.062%) (E)(F)	8.360	12-18-30	2,500,000	2,323,195
Mountain View CLO, Ltd. Series 2019-2A, Class D (3 month CME Term SOFR + 4.632%) (E)(F)	9.946	01-15-33	1,400,000	1,400,577
Northwoods Capital XVII, Ltd. Series 2018-17A, Class D (3 month CME Term SOFR + 3.112%) (E)(F)	8.429	04-22-31	1,350,000	1,316,698
Parallel, Ltd. Series 2020-1A, Class CR (3 month CME Term SOFR + 3.662%) (E)(F)	8.979	07-20-34	1,350,000	1,297,391
Romark CLO V, Ltd. Series 2021-5A, Class D (3 month CME Term SOFR + 3.892%) (E)(F)	9.206	01-15-35	1,850,000	1,791,168
Sculptor CLO XXVII, Ltd. Series 27A, Class D (3 month CME Term SOFR + 3.962%) (E)(F)	9.280	07-20-34	3,550,000	3,547,952
Shackleton XIV CLO, Ltd. Series 2019-14A, Class DR (3 month CME Term SOFR + 3.962%) (E)(F)	9.279	07-20-34	2,950,000	2,915,863
TCW CLO, Ltd. Series 2020-1A, Class DRR (3 month CME Term SOFR + 3.662%) (E)(F)	8.979	04-20-34	1,300,000	1,267,724
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	31

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Venture XXXVII CLO, Ltd. Series 2019-37A, Class D (3 month CME Term SOFR + 4.162%) (E)(F)	9.476	07-15-32	2,200,000	$2,133,494
Wellfleet CLO, Ltd.
Series 2020-2A, Class DR (3 month CME Term SOFR + 4.062%) (E)(F)	9.376	07-15-34	2,900,000	2,770,231
Series 2021-2A, Class D (3 month CME Term SOFR + 3.862%) (E)(F)	9.176	07-15-34	2,200,000	2,100,861

	Shares	Value
Common stocks 0.2%		$1,639,265
(Cost $5,559,213)
Communication services 0.2%		1,418,776
Entertainment 0.2%
Cineworld Group PLC (H)	80,799	1,252,385
Technicolor Creative Studios SA (B)(H)	94,449	166,391
Consumer discretionary 0.0%		87,023
Hotels, restaurants and leisure 0.0%
NPC International, Inc. (B)(H)	108,116	87,023
Financials 0.0%		5
Insurance 0.0%
Jubilee Topco, Ltd. (B)(H)	4,772,269	5
Industrials 0.0%		41
Marine transportation 0.0%
Bahia De Las Isletas SL, Class A (B)(H)	38,242,772	41
Information technology 0.0%		133,420
Communications equipment 0.0%
Vantiva SA (H)	849,152	128,515
Software 0.0%

Avaya Holdings Corp. (H)	809	4,905
Exchange-traded funds 1.5%		$14,546,026
(Cost $14,403,722)
Invesco Senior Loan ETF	329,197	6,952,641
SPDR Blackstone Senior Loan ETF	180,623	7,593,385

32	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Par value^	Value
Escrow certificates 0.0%		$0
(Cost $0)
Magellan Health, Inc. (B)(H)	3,400,000	0

	Yield (%)	Shares	Value
Short-term investments 2.8%			$27,013,863
(Cost $27,013,868)
Short-term funds 2.8%			27,013,863
John Hancock Collateral Trust (I)	5.2759(J)	12,764	127,648
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.2628(J)	26,886,215	26,886,215

Total investments (Cost $988,190,061) 98.7%			$951,935,785
Other assets and liabilities, net 1.3%			12,949,846
Total net assets 100.0%			$964,885,631

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
Security Abbreviations and Legend
CME	CME Group Published Rates
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(C)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(D)	Non-income producing - Issuer is in default.
(E)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	All or a portion of this security is on loan as of 2-29-24.
(H)	Non-income producing security.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(J)	The rate shown is the annualized seven-day yield as of 2-29-24.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	33

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	1,760,000	USD	1,898,022	CITI	3/27/2024	$5,957	—
EUR	22,830,000	USD	25,131,907	CITI	3/28/2024	—	$(433,245)
GBP	855,000	USD	1,040,255	CITI	4/10/2024	39,251	—
USD	1,964,466	EUR	1,760,000	CITI	3/27/2024	60,487	—
USD	59,178,279	EUR	54,210,000	CITI	3/28/2024	531,125	—
USD	5,900,723	EUR	5,550,000	MSCS	3/28/2024	—	(103,551)
USD	2,788,861	EUR	2,510,000	MSCS	1/13/2025	38,524	—
USD	3,174,938	EUR	2,870,000	MSCS	11/6/2025	—	(10,778)
USD	9,563,191	GBP	7,860,000	CITI	4/10/2024	—	(360,680)
						$675,344	$(908,254)

Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
At 2-29-24, the aggregate cost of investments for federal income tax purposes was $989,668,627. Net unrealized depreciation aggregated to $37,965,752, of which $7,800,600 related to gross unrealized appreciation and $45,766,352 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
34	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-29-24 (unaudited)

Assets
Unaffiliated investments, at value (Cost $988,062,408) including $121,270 of securities loaned	$951,808,137
Affiliated investments, at value (Cost $127,653)	127,648
Total investments, at value (Cost $988,190,061)	951,935,785
Unrealized appreciation on forward foreign currency contracts	675,344
Cash	7,362,123
Foreign currency, at value (Cost $4,132,990)	4,129,124
Collateral segregated at custodian for OTC derivative contracts	486,360
Interest receivable	7,377,714
Receivable for fund shares sold	783,310
Receivable for investments sold	16,092,704
Receivable for securities lending income	1,516
Receivable from affiliates	8,339
Other assets	1,359,453
Total assets	990,211,772
Liabilities
Unrealized depreciation on forward foreign currency contracts	908,254
Distributions payable	42,758
Payable for investments purchased	22,111,856
Payable for fund shares repurchased	1,876,186
Payable upon return of securities loaned	124,375
Payable to affiliates
Accounting and legal services fees	55,291
Transfer agent fees	38,051
Trustees’ fees	543
Other liabilities and accrued expenses	168,827
Total liabilities	25,326,141
Net assets	$964,885,631
Net assets consist of
Paid-in capital	$1,502,161,263
Total distributable earnings (loss)	(537,275,632)
Net assets	$964,885,631

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	35

STATEMENT OF ASSETS AND LIABILITIES 2-29-24 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($127,302,884 ÷ 16,571,103 shares)[1]	$7.68
Class C ($12,884,272 ÷ 1,670,441 shares)[1]	$7.71
Class I ($273,075,302 ÷ 35,586,320 shares)	$7.67
Class R6 ($70,987,526 ÷ 9,235,245 shares)	$7.69
Class 1 ($14,950,798 ÷ 1,948,712 shares)	$7.67
Class NAV ($465,684,849 ÷ 60,617,569 shares)	$7.68
Maximum offering price per share
Class A (net asset value per share ÷ 97.5%)[2]	$7.88

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
36	JOHN HANCOCK Floating Rate Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 2-29-24 (unaudited)

Investment income
Interest	$48,850,654
Dividends	1,542,338
Securities lending	136,449
Total investment income	50,529,441
Expenses
Investment management fees	3,241,392
Distribution and service fees	228,019
Line of credit fees	182,941
Accounting and legal services fees	115,325
Transfer agent fees	254,987
Trustees’ fees	11,523
Custodian fees	70,616
State registration fees	57,239
Printing and postage	22,846
Professional fees	68,893
Other	23,984
Total expenses	4,277,765
Less expense reductions	(687,376)
Net expenses	3,590,389
Net investment income	46,939,052
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(17,458,313)
Affiliated investments	3,278
Forward foreign currency contracts	297,601
(17,157,434)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	17,747,663
Affiliated investments	(5)
Forward foreign currency contracts	244,147
17,991,805
Net realized and unrealized gain	834,371
Increase in net assets from operations	$47,773,423
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	37

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-29-24 (unaudited)	Year ended 8-31-23
Increase (decrease) in net assets
From operations
Net investment income	$46,939,052	$105,824,139
Net realized loss	(17,157,434)	(97,559,804)
Change in net unrealized appreciation (depreciation)	17,991,805	72,342,640
Increase in net assets resulting from operations	47,773,423	80,606,975
Distributions to shareholders
From earnings
Class A	(6,040,536)	(12,318,733)
Class C	(549,107)	(1,344,832)
Class I	(13,101,401)	(26,560,729)
Class R6	(3,636,473)	(21,036,355)
Class 1	(712,547)	(1,386,108)
Class NAV	(21,920,974)	(55,312,802)
Total distributions	(45,961,038)	(117,959,559)
From fund share transactions	(22,815,816)	(867,790,123)
Total decrease	(21,003,431)	(905,142,707)
Net assets
Beginning of period	985,889,062	1,891,031,769
End of period	$964,885,631	$985,889,062
38	JOHN HANCOCK Floating Rate Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$7.67	$7.75	$8.30	$7.89	$8.28	$8.43
Net investment income[2]	0.37	0.63	0.34	0.30	0.36	0.40
Net realized and unrealized gain (loss) on investments	—	(0.02)	(0.51)	0.36	(0.36)	(0.16)
Total from investment operations	0.37	0.61	(0.17)	0.66	—	0.24
Less distributions
From net investment income	(0.36)	(0.69)	(0.38)	(0.25)	(0.39)	(0.39)
Net asset value, end of period	$7.68	$7.67	$7.75	$8.30	$7.89	$8.28
Total return (%)[3,4]	4.91[5]	8.52	(2.05)	8.41	0.11	2.96
Ratios and supplemental data
Net assets, end of period (in millions)	$127	$132	$148	$118	$89	$109
Ratios (as a percentage of average net assets):
Expenses before reductions	1.17[6]	1.16[7]	1.10	1.12	1.17[8]	1.16
Expenses including reductions	1.00[6]	1.02[7]	1.01	1.00	0.99[8]	1.06
Net investment income	9.60[6]	8.31	4.18	3.71	4.49	4.77
Portfolio turnover (%)	41	28	52	59	81	120

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Includes interest expense of 0.02%.
[8]	Includes reimbursement of legal fees of 0.01%.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	39

CLASS C SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$7.70	$7.78	$8.33	$7.92	$8.32	$8.47
Net investment income[2]	0.34	0.57	0.27	0.25	0.30	0.33
Net realized and unrealized gain (loss) on investments	—	(0.01)	(0.50)	0.34	(0.37)	(0.15)
Total from investment operations	0.34	0.56	(0.23)	0.59	(0.07)	0.18
Less distributions
From net investment income	(0.33)	(0.64)	(0.32)	(0.18)	(0.33)	(0.33)
Net asset value, end of period	$7.71	$7.70	$7.78	$8.33	$7.92	$8.32
Total return (%)[3,4]	4.52[5]	7.71	(2.76)	7.58	(0.74)	2.20
Ratios and supplemental data
Net assets, end of period (in millions)	$13	$13	$19	$22	$39	$71
Ratios (as a percentage of average net assets):
Expenses before reductions	1.92[6]	1.91[7]	1.85	1.87	1.92[8]	1.91
Expenses including reductions	1.75[6]	1.77[7]	1.76	1.75	1.74[8]	1.81
Net investment income	8.85[6]	7.51	3.37	3.00	3.77	3.99
Portfolio turnover (%)	41	28	52	59	81	120

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Includes interest expense of 0.02%.
[8]	Includes reimbursement of legal fees of 0.01%.
40	JOHN HANCOCK Floating Rate Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$7.66	$7.74	$8.29	$7.89	$8.28	$8.43
Net investment income[2]	0.37	0.64	0.35	0.31	0.38	0.41
Net realized and unrealized gain (loss) on investments	0.01	(0.01)	(0.50)	0.35	(0.36)	(0.15)
Total from investment operations	0.38	0.63	(0.15)	0.66	0.02	0.26
Less distributions
From net investment income	(0.37)	(0.71)	(0.40)	(0.26)	(0.41)	(0.41)
Net asset value, end of period	$7.67	$7.66	$7.74	$8.29	$7.89	$8.28
Total return (%)[3]	5.03[4]	8.77	(1.83)	8.52	0.34	3.19
Ratios and supplemental data
Net assets, end of period (in millions)	$273	$275	$454	$252	$49	$66
Ratios (as a percentage of average net assets):
Expenses before reductions	0.92[5]	0.90[6]	0.85	0.87	0.92[7]	0.92
Expenses including reductions	0.77[5]	0.79[6]	0.78	0.77	0.76[7]	0.83
Net investment income	9.81[5]	8.43	4.42	3.84	4.72	4.94
Portfolio turnover (%)	41	28	52	59	81	120

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Includes interest expense of 0.02%.
[7]	Includes reimbursement of legal fees of 0.01%.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	41

CLASS R6 SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$7.67	$7.75	$8.30	$7.89	$8.29	$8.43
Net investment income[2]	0.38	0.63	0.37	0.32	0.39	0.42
Net realized and unrealized gain (loss) on investments	0.01	0.01	(0.51)	0.36	(0.37)	(0.14)
Total from investment operations	0.39	0.64	(0.14)	0.68	0.02	0.28
Less distributions
From net investment income	(0.37)	(0.72)	(0.41)	(0.27)	(0.42)	(0.42)
Net asset value, end of period	$7.69	$7.67	$7.75	$8.30	$7.89	$8.29
Total return (%)[3]	5.22[4]	8.89	(1.71)	8.77	0.33	3.44
Ratios and supplemental data
Net assets, end of period (in millions)	$71	$82	$505	$342	$2	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	0.80[5]	0.80[6]	0.74	0.77	0.81[7]	0.81
Expenses including reductions	0.66[5]	0.68[6]	0.66	0.66	0.65[7]	0.71
Net investment income	9.92[5]	8.32	4.57	3.93	4.88	5.06
Portfolio turnover (%)	41	28	52	59	81	120

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Includes interest expense of 0.02%.
[7]	Includes reimbursement of legal fees of 0.01%.
42	JOHN HANCOCK Floating Rate Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS 1 SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$7.66	$7.74	$8.29	$7.88	$8.28	$8.42
Net investment income[2]	0.38	0.65	0.36	0.33	0.38	0.42
Net realized and unrealized gain (loss) on investments	—	(0.01)	(0.50)	0.35	(0.36)	(0.14)
Total from investment operations	0.38	0.64	(0.14)	0.68	0.02	0.28
Less distributions
From net investment income	(0.37)	(0.72)	(0.41)	(0.27)	(0.42)	(0.42)
Net asset value, end of period	$7.67	$7.66	$7.74	$8.29	$7.88	$8.28
Total return (%)[3]	5.06[4]	8.85	(1.76)	8.74	0.29	3.39
Ratios and supplemental data
Net assets, end of period (in millions)	$15	$15	$16	$15	$16	$27
Ratios (as a percentage of average net assets):
Expenses before reductions	0.85[5]	0.84[6]	0.78	0.81	0.85[7]	0.84
Expenses including reductions	0.70[5]	0.72[6]	0.70	0.70	0.69[7]	0.75
Net investment income	9.92[5]	8.63	4.46	4.04	4.82	5.07
Portfolio turnover (%)	41	28	52	59	81	120

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Includes interest expense of 0.02%.
[7]	Includes reimbursement of legal fees of 0.01%.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	43

CLASS NAV SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$7.67	$7.75	$8.30	$7.89	$8.29	$8.44
Net investment income[2]	0.38	0.65	0.36	0.33	0.38	0.42
Net realized and unrealized gain (loss) on investments	—	(0.01)	(0.50)	0.35	(0.36)	(0.15)
Total from investment operations	0.38	0.64	(0.14)	0.68	0.02	0.27
Less distributions
From net investment income	(0.37)	(0.72)	(0.41)	(0.27)	(0.42)	(0.42)
Net asset value, end of period	$7.68	$7.67	$7.75	$8.30	$7.89	$8.29
Total return (%)[3]	5.09[4]	8.89	(1.72)	8.78	0.34	3.32
Ratios and supplemental data
Net assets, end of period (in millions)	$466	$468	$749	$1,001	$583	$648
Ratios (as a percentage of average net assets):
Expenses before reductions	0.80[5]	0.79[6]	0.73	0.76	0.80[7]	0.79
Expenses including reductions	0.66[5]	0.68[6]	0.67	0.66	0.65[7]	0.71
Net investment income	9.95[5]	8.59	4.42	4.03	4.80	5.08
Portfolio turnover (%)	41	28	52	59	81	120

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Includes interest expense of 0.02%.
[7]	Includes reimbursement of legal fees of 0.01%.
44	JOHN HANCOCK Floating Rate Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Floating Rate Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor.  Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot
SEMIANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	45

be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 29, 2024, by major security category or type:
	Total value at 2-29-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Term loans	$828,678,771	—	$827,314,988	$1,363,783
Corporate bonds	41,209,413	—	41,209,413	—
Asset backed securities	38,848,447	—	38,848,447	—
Common stocks	1,639,265	—	1,385,805	253,460
Exchange-traded funds	14,546,026	$14,546,026	—	—
Escrow certificates	—	—	—	—
Short-term investments	27,013,863	27,013,863	—	—
Total investments in securities	$951,935,785	$41,559,889	$908,758,653	$1,617,243
Derivatives:
Assets
Forward foreign currency contracts	$675,344	—	$675,344	—
Liabilities
Forward foreign currency contracts	(908,254)	—	(908,254)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading
46	JOHN HANCOCK Floating Rate Income Fund | SEMIANNUAL REPORT

in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, it could impair the fund’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
At February 29, 2024, the fund had $138,259 in unfunded loan commitments outstanding.
Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in
SEMIANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	47

short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 29, 2024, the fund loaned securities valued at $121,270 and received $124,375 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $400 million ($200 million is dedicated to the fund), subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Line of credit fees on the Statement of operations. For the six months ended February 29, 2024, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 29, 2024, were $182,941.
48	JOHN HANCOCK Floating Rate Income Fund | SEMIANNUAL REPORT

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2023, the fund has a short-term capital loss carryforward of $66,569,409 and a long-term capital loss carryforward of $411,936,943 available to offset future net realized capital gains. These carryforwards do not expire.
As of August 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to defaulted bonds, foreign currency transactions, amortization and accretion on debt securities and distributions payable.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
SEMIANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	49

Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended February 29, 2024, the fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes and to gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging $101.0 million to $110.6 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at February 29, 2024 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	$675,344	$(908,254)
50	JOHN HANCOCK Floating Rate Income Fund | SEMIANNUAL REPORT

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
 Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 29, 2024:
Statement of operations location - Net realized gain (loss) on:
Risk	Forward foreign currency contracts
Currency	$297,601
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 29, 2024:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Forward foreign currency contracts
Currency	$244,147
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.680% of the first $1.10 billion of the fund’s average daily net assets; (b) 0.630% of the next $1.90 billion of the fund’s average daily net assets; (c) 0.605% of the next $1.50 billion of the fund’s average daily net assets; (d) 0.590% of the next $1.50 billion of the fund’s average daily net assets and (e) 0.570% of the fund’s average daily net assets in excess of $6.00 billion. The Advisor has a subadvisory agreement with BCSF Advisors, LP (Bain Capital Credit) (Subadvisor). The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 29, 2024, this waiver amounted to 0.01% of the fund’s average daily
SEMIANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	51

net assets, on an annualized basis. This arrangement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.66% of average net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding 12b-1 fees, service fee, transfer agent fee, brokerage commissions, prime brokerage fees, interest expense, acquired fund fees, short dividend expense, litigation and indemnification expenses, taxes and other extraordinary expenses not incurred in the ordinary course of business, and all other class level expenses. This agreement expires on December 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of Class A, Class C, Class I, Class R6, Class 1 and Class NAV shares exceed 1.00%, 1.75%, 0.77%, 0.66%, 0.70% and 0.66%, respectively, of average net assets attributable to the applicable class. For purposes of this agreement, “expenses of Class A, Class C, Class I, Class R6, Class 1 and Class NAV shares” means all expenses of the fund attributable to the applicable class plus class specific expenses, excluding interest expense, acquired fund fees, brokerage commissions, prime brokerage fees, short dividend expense, litigation and indemnification expenses, taxes and other extraordinary expenses not incurred in the ordinary course of business. This agreement expires on December 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 29, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$107,611
Class C	10,625
Class I	200,337
Class R6	52,601
Class	Expense reduction
Class 1	$10,701
Class NAV	305,501
Total	$687,376

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 29, 2024, were equivalent to a net annual effective rate of 0.54% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 29, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
52	JOHN HANCOCK Floating Rate Income Fund | SEMIANNUAL REPORT

Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Class 1	0.05%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $34,328 for the six months ended February 29, 2024. Of this amount, $7,098 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $27,230 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within one year of purchase are subject to a 0.50% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 29, 2024, CDSCs received by the Distributor amounted to $2,322 and $9 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 29, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$160,792	$78,608
Class C	63,556	7,768
Class I	—	166,637
Class R6	—	1,974
Class 1	3,671	—
Total	$228,019	$254,987
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
SEMIANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	53

Note 6—Fund share transactions
Transactions in fund shares for the six months ended February 29, 2024 and for the year ended August 31, 2023 were as follows:
	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,518,042	$19,298,122	4,461,202	$33,675,926
Distributions reinvested	761,923	5,827,598	1,581,943	11,875,881
Repurchased	(3,958,798)	(30,332,142)	(7,863,503)	(59,259,786)
Net decrease	(678,833)	$(5,206,422)	(1,820,358)	$(13,707,979)
Class C shares
Sold	257,173	$1,977,021	369,286	$2,790,311
Distributions reinvested	70,257	539,479	174,240	1,312,229
Repurchased	(346,133)	(2,660,240)	(1,280,485)	(9,686,247)
Net decrease	(18,703)	$(143,740)	(736,959)	$(5,583,707)
Class I shares
Sold	9,997,700	$76,517,985	17,592,037	$133,126,728
Distributions reinvested	1,706,702	13,036,421	3,511,156	26,314,458
Repurchased	(12,050,145)	(92,092,642)	(43,859,656)	(329,990,420)
Net decrease	(345,743)	$(2,538,236)	(22,756,463)	$(170,549,234)
Class R6 shares
Sold	814,092	$6,229,158	2,764,690	$20,712,475
Distributions reinvested	474,915	3,636,167	2,775,511	20,774,532
Repurchased	(2,736,395)	(20,957,141)	(60,078,059)	(450,848,904)
Net decrease	(1,447,388)	$(11,091,816)	(54,537,858)	$(409,361,897)
Class 1 shares
Sold	232,565	$1,773,972	383,396	$2,886,060
Distributions reinvested	93,281	712,547	184,832	1,386,108
Repurchased	(358,717)	(2,738,585)	(683,135)	(5,126,711)
Net decrease	(32,871)	$(252,066)	(114,907)	$(854,543)
Class NAV shares
Sold	3,276,271	$25,062,900	519,887	$3,922,350
Distributions reinvested	2,865,756	21,920,974	7,372,704	55,312,802
Repurchased	(6,594,724)	(50,567,410)	(43,446,863)	(326,967,915)
Net decrease	(452,697)	$(3,583,536)	(35,554,272)	$(267,732,763)
Total net decrease	(2,976,235)	$(22,815,816)	(115,520,817)	$(867,790,123)
54	JOHN HANCOCK Floating Rate Income Fund | SEMIANNUAL REPORT

Affiliates of the fund owned 100% of shares of Class 1 and Class NAV on February 29, 2024. As of February 29, 2024, affiliates of the Subadvisor owned 3% of the fund (34% of Class R6). Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $387,512,737 and $395,272,535, respectively, for the six months ended February 29, 2024.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At February 29, 2024, funds within the John Hancock group of funds complex held 48.2% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	18.2%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	10.1%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	8.0%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	7.9%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	12,764	—	$196,081,964	$(195,957,589)	$3,278	$(5)	$136,449	—	$127,648

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—LIBOR discontinuation risk
Certain debt securities, derivatives and other financial instruments have traditionally utilized LIBOR as the reference or benchmark rate for interest rate calculations. However, following allegations of manipulation and concerns regarding liquidity, the U.K. Financial Conduct Authority (UK FCA) announced that LIBOR would be discontinued as of June 30, 2023. The UK FCA elected to require the ICE Benchmark Administration Limited, the administrator of LIBOR, to continue publishing a subset of British pound sterling and U.S. dollar LIBOR settings on a “synthetic” basis. The synthetic publication of the three-month sterling LIBOR will continue until March 31, 2024, and the publication of the one-, three and six-month U.S. dollar LIBOR will continue until September 30, 2024.
Although the transition process away from LIBOR has become increasingly well-defined in advance of the discontinuation dates, the impact on certain debt securities, derivatives and other financial instruments remains uncertain. Market participants have adopted alternative rates such as Secured Overnight Financing Rate (SOFR) or otherwise amended financial instruments referencing LIBOR to include fallback provisions and other measures that contemplated the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the
SEMIANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	55

transition process nor the viability of such measures is known. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. However, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. Certain proposed replacement rates to LIBOR, such as SOFR, which is a broad measure of secured overnight U.S. Treasury repo rates, are materially different from LIBOR, and changes in the applicable spread for financial instruments transitioning away from LIBOR will need to be made to accommodate the differences.
The utilization of an alternative reference rate, or the transition process to an alternative reference rate, may adversely affect the fund’s performance.
Note 11—New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management expects that the adoption of the guidance will not have a material impact to the financial statements.
56	JOHN HANCOCK Floating Rate Income Fund | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Noni L. Ellison
Grace K. Fey
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
BCSF Advisors, LP (“Bain Capital Credit”)
Portfolio Managers
Andrew Carlino
Kim Harris
Nate Whittier
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	57

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Dynamic Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

Corporate Bond ETF
Disciplined Value International Select ETF
Dynamic Municipal Bond ETF
Fundamental All Cap Core ETF
International High Dividend ETF
Mortgage-Backed Securities ETF
Multifactor Developed International ETF
Multifactor Emerging Markets ETF
Multifactor Large Cap ETF
Multifactor Mid Cap ETF
Multifactor Small Cap ETF
Preferred Income ETF
U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Floating Rate Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3446806	328SA 2/24
4/24

Semiannual report
John Hancock
Fundamental Global Franchise Fund
International equity
February 29, 2024
Beginning on July 24, 2024, as required by regulations adopted by the U.S. Securities and Exchange Commission, open-end mutual funds and ETFs will transmit tailored annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in shareholder reports transmitted to shareholders, but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

A message to shareholders
Dear shareholder,
Global equities posted gains during the six months ended February 29, 2024. Concerns that interest rates would need to stay higher for longer led to a sharp increase in bond yields and weighed heavily on investor sentiment through late October. These worries rapidly dissipated in November, however, following a stretch of favorable inflation readings and more dovish comments from central bank officials. Stocks moved off their previous lows in response, and the U.S. Federal Reserve added fuel to the rally in December by indicating that the bank may in fact begin to cut rates in 2024.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Fundamental Global Franchise Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
9	Financial statements
12	Financial highlights
16	Notes to financial statements
23	More information
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to provide capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 2/29/2024 (%)

The MSCI World Index tracks the performance of publicly traded large- and mid-cap stocks of developed-market companies.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 2/29/2024 (% of net assets)

TOP 10 HOLDINGS AS OF 2/29/2024 (% of net assets)
Amazon.com, Inc.	7.6
Anheuser-Busch InBev SA/NV	5.3
eBay, Inc.	5.1
Danone SA	5.1
EXOR NV	4.9
Heineken Holding NV	4.2
Walmart, Inc.	4.2
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4.0
Liberty Media Corp.-Liberty Formula One, Series A	3.9
Comcast Corp., Class A	3.9
TOTAL	48.2
Cash and cash equivalents are not included.

COUNTRY COMPOSITION AS OF 2/29/2024 (% of net assets)
United States	58.8
Netherlands	9.1
United Kingdom	7.9
France	6.2
Italy	5.7
Belgium	5.3
Taiwan	4.0
Spain	3.0
TOTAL	100.0
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	3

Notes about risk
The fund is subject to various risks as described in the fund’s prospectuses. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectuses.
4	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2023, with the same investment held until February 29, 2024.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2024, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2023, with the same investment held until February 29, 2024. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2023	Ending value on 2-29-2024	Expenses paid during period ended 2-29-2024[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,091.60	$6.97	1.34%
	Hypothetical example	1,000.00	1,018.20	6.72	1.34%
Class I	Actual expenses/actual returns	1,000.00	1,092.60	5.41	1.04%
	Hypothetical example	1,000.00	1,019.70	5.22	1.04%
Class R6	Actual expenses/actual returns	1,000.00	1,094.50	4.79	0.92%
	Hypothetical example	1,000.00	1,020.30	4.62	0.92%
Class NAV	Actual expenses/actual returns	1,000.00	1,094.60	4.79	0.92%
	Hypothetical example	1,000.00	1,020.30	4.62	0.92%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
6	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 2-29-24 (unaudited)
	Shares	Value
Common stocks 98.4%		$257,848,195
(Cost $182,873,446)
Belgium 5.3%		13,872,267
Anheuser-Busch InBev SA/NV	229,519	13,872,267
France 6.2%		16,273,565
Danone SA	211,200	13,476,973
Sodexo SA	35,084	2,796,592
Italy 5.7%		14,913,943
Ferrari NV	21,958	9,327,100
Salvatore Ferragamo SpA	428,114	5,586,843
Netherlands 9.1%		23,783,867
EXOR NV	117,917	12,736,952
Heineken Holding NV	143,015	11,046,915
Spain 3.0%		7,833,611
Cellnex Telecom SA (A)(B)	216,670	7,833,611
Taiwan 4.0%		10,438,868
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	81,129	10,438,868
United Kingdom 7.9%		20,868,104
Associated British Foods PLC	218,636	6,291,516
Fevertree Drinks PLC	186,246	2,717,579
GSK PLC	316,619	6,623,221
Haleon PLC	1,248,025	5,235,788
United States 57.2%		149,863,970
Amazon.com, Inc. (B)	112,247	19,840,780
Analog Devices, Inc.	25,494	4,890,259
Avantor, Inc. (B)	129,066	3,180,186
CarGurus, Inc. (B)	111,478	2,468,123
Cheniere Energy, Inc.	21,406	3,322,211
Comcast Corp., Class A	237,189	10,163,549
Crown Castle, Inc.	81,702	8,982,318
Danaher Corp.	10,347	2,619,240
eBay, Inc.	285,053	13,477,306
Elanco Animal Health, Inc. (B)	279,275	4,437,680
Gilead Sciences, Inc.	35,779	2,579,666
Group 1 Automotive, Inc.	13,093	3,543,620
KKR & Company, Inc.	58,044	5,703,403
Liberty Media Corp.-Liberty Formula One, Series A (B)	155,888	10,218,458
Moderna, Inc. (B)	68,562	6,324,159
Nasdaq, Inc.	92,879	5,219,800
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	7

	Shares	Value
United States (continued)
Oracle Corp.	84,512	$9,438,300
Salesforce, Inc. (B)	13,392	4,135,717
Texas Instruments, Inc.	28,108	4,703,312
The Hain Celestial Group, Inc. (B)	121,205	1,212,050
The Walt Disney Company	69,023	7,701,586
Vail Resorts, Inc.	10,134	2,333,962
Walmart, Inc.	186,876	10,952,802
Warner Brothers Discovery, Inc. (B)	274,799	2,415,483

	Yield (%)	Shares	Value
Short-term investments 1.4%			$3,768,805
(Cost $3,768,805)
Short-term funds 1.4%			3,768,805
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	5.1600(C)	3,768,842	3,768,805

Total investments (Cost $186,642,251) 99.8%	$261,617,000
Other assets and liabilities, net 0.2%	483,197
Total net assets 100.0%	$262,100,197

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 2-29-24.
At 2-29-24, the aggregate cost of investments for federal income tax purposes was $188,086,670. Net unrealized appreciation aggregated to $73,530,330, of which $82,045,267 related to gross unrealized appreciation and $8,514,937 related to gross unrealized depreciation.
8	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-29-24 (unaudited)

Assets
Unaffiliated investments, at value (Cost $186,642,251)	$261,617,000
Foreign currency, at value (Cost $535)	535
Dividends and interest receivable	536,273
Receivable for fund shares sold	492,095
Other assets	52,863
Total assets	262,698,766
Liabilities
Payable for investments purchased	504,651
Payable for fund shares repurchased	12,876
Payable to affiliates
Accounting and legal services fees	15,127
Transfer agent fees	1,676
Trustees’ fees	168
Other liabilities and accrued expenses	64,071
Total liabilities	598,569
Net assets	$262,100,197
Net assets consist of
Paid-in capital	$170,924,522
Total distributable earnings (loss)	91,175,675
Net assets	$262,100,197

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($7,091,491 ÷ 623,060 shares)[1]	$11.38
Class I ($11,222,443 ÷ 972,897 shares)	$11.54
Class R6 ($11,926,094 ÷ 1,031,033 shares)	$11.57
Class NAV ($231,860,169 ÷ 20,042,788 shares)	$11.57
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.98

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	9

STATEMENT OF OPERATIONS For the six months ended 2-29-24 (unaudited)

Investment income
Dividends	$1,432,124
Interest	12,335
Less foreign taxes withheld	(11,510)
Total investment income	1,432,949
Expenses
Investment management fees	1,057,051
Distribution and service fees	9,869
Accounting and legal services fees	31,796
Transfer agent fees	10,427
Trustees’ fees	3,438
Custodian fees	45,132
State registration fees	26,256
Printing and postage	9,242
Professional fees	34,597
Other	11,856
Total expenses	1,239,664
Less expense reductions	(9,718)
Net expenses	1,229,946
Net investment income	203,003
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	17,910,796
17,910,796
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	5,744,331
5,744,331
Net realized and unrealized gain	23,655,127
Increase in net assets from operations	$23,858,130
10	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-29-24 (unaudited)	Year ended 8-31-23
Increase (decrease) in net assets
From operations
Net investment income	$203,003	$1,603,336
Net realized gain	17,910,796	25,855,300
Change in net unrealized appreciation (depreciation)	5,744,331	25,347,948
Increase in net assets resulting from operations	23,858,130	52,806,584
Distributions to shareholders
From earnings
Class A	(430,419)	(390,822)
Class I	(689,437)	(596,549)
Class R6	(766,449)	(878,755)
Class NAV	(15,389,308)	(24,518,214)
Total distributions	(17,275,613)	(26,384,340)
From fund share transactions	(27,241,599)	(74,300,154)
Total decrease	(20,659,082)	(47,877,910)
Net assets
Beginning of period	282,759,279	330,637,189
End of period	$262,100,197	$282,759,279
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	11

Financial highlights
CLASS A SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$11.13	$10.22	$14.34	$12.02	$11.91	$13.03
Net investment income (loss)[2]	(0.02)	0.02	(0.02)	(0.05)	(0.01)	0.02
Net realized and unrealized gain (loss) on investments	1.01	1.69	(2.86)	3.37	0.86	0.26
Total from investment operations	0.99	1.71	(2.88)	3.32	0.85	0.28
Less distributions
From net investment income	(0.02)	—	—	—	(0.05)	(0.02)
From net realized gain	(0.72)	(0.80)	(1.24)	(1.00)	(0.69)	(1.38)
Total distributions	(0.74)	(0.80)	(1.24)	(1.00)	(0.74)	(1.40)
Net asset value, end of period	$11.38	$11.13	$10.22	$14.34	$12.02	$11.91
Total return (%)[3,4]	9.16[5]	18.23	(21.96)	28.93	7.34	4.61
Ratios and supplemental data
Net assets, end of period (in millions)	$7	$6	$5	$7	$5	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.35[6]	1.33	1.30	1.30	1.32	1.31
Expenses including reductions	1.34[6]	1.32	1.29	1.29	1.31	1.30
Net investment income (loss)	(0.27)[6]	0.15	(0.18)	(0.38)	(0.09)	0.20
Portfolio turnover (%)	8	31	30	34	49	26

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
12	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$11.29	$10.35	$14.47	$12.08	$11.97	$13.10
Net investment income (loss)[2]	—[3]	0.05	0.01	(0.01)	0.03	0.09
Net realized and unrealized gain (loss) on investments	1.03	1.72	(2.89)	3.40	0.86	0.22
Total from investment operations	1.03	1.77	(2.88)	3.39	0.89	0.31
Less distributions
From net investment income	(0.06)	(0.03)	—	—	(0.09)	(0.06)
From net realized gain	(0.72)	(0.80)	(1.24)	(1.00)	(0.69)	(1.38)
Total distributions	(0.78)	(0.83)	(1.24)	(1.00)	(0.78)	(1.44)
Net asset value, end of period	$11.54	$11.29	$10.35	$14.47	$12.08	$11.97
Total return (%)[4]	9.26[5]	18.61	(21.75)	29.39	7.60	4.90
Ratios and supplemental data
Net assets, end of period (in millions)	$11	$10	$8	$94	$75	$31
Ratios (as a percentage of average net assets):
Expenses before reductions	1.05[6]	1.02	1.00	1.00	1.02	1.01
Expenses including reductions	1.04[6]	1.02	0.99	0.99	1.01	1.01
Net investment income (loss)	0.04[6]	0.46	0.09	(0.08)	0.27	0.77
Portfolio turnover (%)	8	31	30	34	49	26

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	13

CLASS R6 SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$11.32	$10.38	$14.50	$12.10	$11.98	$13.11
Net investment income[2]	0.01	0.05	0.03	—[3]	0.04	0.08
Net realized and unrealized gain (loss) on investments	1.03	1.73	(2.91)	3.41	0.87	0.24
Total from investment operations	1.04	1.78	(2.88)	3.41	0.91	0.32
Less distributions
From net investment income	(0.07)	(0.04)	—[3]	(0.01)	(0.10)	(0.07)
From net realized gain	(0.72)	(0.80)	(1.24)	(1.00)	(0.69)	(1.38)
Total distributions	(0.79)	(0.84)	(1.24)	(1.01)	(0.79)	(1.45)
Net asset value, end of period	$11.57	$11.32	$10.38	$14.50	$12.10	$11.98
Total return (%)[4]	9.45[5]	18.70	(21.68)	29.48	7.80	5.02
Ratios and supplemental data
Net assets, end of period (in millions)	$12	$11	$11	$13	$11	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	0.93[6]	0.92	0.89	0.89	0.90	0.90
Expenses including reductions	0.92[6]	0.91	0.88	0.89	0.90	0.90
Net investment income	0.15[6]	0.52	0.27	0.03	0.35	0.71
Portfolio turnover (%)	8	31	30	34	49	26

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
14	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$11.32	$10.38	$14.50	$12.10	$11.98	$13.11
Net investment income[2]	0.01	0.06	0.03	0.01	0.04	0.07
Net realized and unrealized gain (loss) on investments	1.03	1.72	(2.91)	3.40	0.87	0.26
Total from investment operations	1.04	1.78	(2.88)	3.41	0.91	0.33
Less distributions
From net investment income	(0.07)	(0.04)	—[3]	(0.01)	(0.10)	(0.08)
From net realized gain	(0.72)	(0.80)	(1.24)	(1.00)	(0.69)	(1.38)
Total distributions	(0.79)	(0.84)	(1.24)	(1.01)	(0.79)	(1.46)
Net asset value, end of period	$11.57	$11.32	$10.38	$14.50	$12.10	$11.98
Total return (%)[4]	9.46[5]	18.72	(21.68)	29.49	7.81	5.04
Ratios and supplemental data
Net assets, end of period (in millions)	$232	$255	$307	$406	$349	$444
Ratios (as a percentage of average net assets):
Expenses before reductions	0.92[6]	0.91	0.88	0.88	0.89	0.89
Expenses including reductions	0.92[6]	0.91	0.88	0.88	0.88	0.88
Net investment income	0.17[6]	0.53	0.23	0.05	0.32	0.63
Portfolio turnover (%)	8	31	30	34	49	26

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	15

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Fundamental Global Franchise Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee,
16	JOHN HANCOCK Fundamental Global Franchise Fund | SEMIANNUAL REPORT

following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 29, 2024, by major security category or type:
	Total value at 2-29-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Belgium	$13,872,267	—	$13,872,267	—
France	16,273,565	—	16,273,565	—
Italy	14,913,943	$9,327,100	5,586,843	—
Netherlands	23,783,867	—	23,783,867	—
Spain	7,833,611	—	7,833,611	—
Taiwan	10,438,868	10,438,868	—	—
United Kingdom	20,868,104	—	20,868,104	—
United States	149,863,970	149,863,970	—	—
Short-term investments	3,768,805	3,768,805	—	—
Total investments in securities	$261,617,000	$173,398,743	$88,218,257	—
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until
SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Global Franchise Fund	17

after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 29, 2024, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 29, 2024 were $2,196.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
18	JOHN HANCOCK Fundamental Global Franchise Fund | SEMIANNUAL REPORT

As of August 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the first $1 billion of the fund’s average daily net assets and (b) 0.780% of the fund’s average daily net assets in excess of $1 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 29, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Global Franchise Fund	19

For the six months ended February 29, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$243
Class I	369
Class R6	407
Class	Expense reduction
Class NAV	$8,699
Total	$9,718

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 29, 2024, were equivalent to a net annual effective rate of 0.79% of the fund’s average daily  net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 29, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,398 for the six months ended February 29, 2024. Of this amount, $221 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $1,177 was paid as sales commissions to broker-dealers.
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 29, 2024, there were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
20	JOHN HANCOCK Fundamental Global Franchise Fund | SEMIANNUAL REPORT

Class level expenses. Class level expenses for the six months ended February 29, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$9,869	$4,020
Class I	—	6,116
Class R6	—	291
Total	$9,869	$10,427
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$1,100,000	1	5.810%	$178
Note 5—Fund share transactions
Transactions in fund shares for the six months ended February 29, 2024 and for the year ended August 31, 2023 were as follows:
	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	96,195	$1,038,498	275,414	$2,916,249
Distributions reinvested	39,236	430,419	41,799	390,822
Repurchased	(94,351)	(1,024,706)	(226,510)	(2,424,156)
Net increase	41,080	$444,211	90,703	$882,915
Class I shares
Sold	96,616	$1,104,070	294,389	$3,207,247
Distributions reinvested	62,055	689,437	63,059	596,539
Repurchased	(105,005)	(1,165,315)	(256,949)	(2,652,736)
Net increase	53,666	$628,192	100,499	$1,151,050
Class R6 shares
Sold	41,958	$454,500	212,104	$2,204,612
Distributions reinvested	68,802	766,449	92,696	878,755
Repurchased	(45,216)	(508,351)	(351,719)	(3,623,080)
Net increase (decrease)	65,544	$712,598	(46,919)	$(539,713)
SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Global Franchise Fund	21

	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	69,298	$754,832	747,207	$7,441,735
Distributions reinvested	1,381,446	15,389,308	2,586,309	24,518,214
Repurchased	(3,925,185)	(45,170,740)	(10,355,097)	(107,754,355)
Net decrease	(2,474,441)	$(29,026,600)	(7,021,581)	$(75,794,406)
Total net decrease	(2,314,151)	$(27,241,599)	(6,877,298)	$(74,300,154)
Affiliates of the fund owned 72% and 100% of shares of Class R6 and Class NAV, respectively on February 29, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $21,889,165 and $65,659,626, respectively, for the six months ended February 29, 2024.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At February 29, 2024, funds within the John Hancock group of funds complex held 88.5% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	33.5%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	27.1%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	8.9%
22	JOHN HANCOCK Fundamental Global Franchise Fund | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Noni L. Ellison
Grace K. Fey
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Emory W. (Sandy) Sanders, Jr., CFA
Jonathan T. White, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	23

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Dynamic Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

Corporate Bond ETF
Disciplined Value International Select ETF
Dynamic Municipal Bond ETF
Fundamental All Cap Core ETF
International High Dividend ETF
Mortgage-Backed Securities ETF
Multifactor Developed International ETF
Multifactor Emerging Markets ETF
Multifactor Large Cap ETF
Multifactor Mid Cap ETF
Multifactor Small Cap ETF
Preferred Income ETF
U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Fundamental Global Franchise Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3446756	398SA 2/24
4/24

Semiannual report
John Hancock
Global Equity Fund
International equity
February 29, 2024
Beginning on July 24, 2024, as required by regulations adopted by the U.S. Securities and Exchange Commission, open-end mutual funds and ETFs will transmit tailored annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in shareholder reports transmitted to shareholders, but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

A message to shareholders
Dear shareholder,
Global equities posted gains during the six months ended February 29, 2024. Concerns that interest rates would need to stay higher for longer led to a sharp increase in bond yields and weighed heavily on investor sentiment through late October. These worries rapidly dissipated in November, however, following a stretch of favorable inflation readings and more dovish comments from central bank officials. Stocks moved off their previous lows in response, and the U.S. Federal Reserve added fuel to the rally in December by indicating that the bank may in fact begin to cut rates in 2024.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Global Equity Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
10	Financial statements
13	Financial highlights
20	Notes to financial statements
28	More information
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 2/29/2024 (%)

The MSCI World Index tracks the performance of publicly traded large- and mid-cap stocks of developed-market companies.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK GLOBAL EQUITY FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 2/29/2024 (% of net assets)

TOP 10 HOLDINGS AS OF 2/29/2024 (% of net assets)
Microsoft Corp.	5.6
Sumitomo Mitsui Financial Group, Inc.	4.1
Samsung Electronics Company, Ltd.	3.6
Alphabet, Inc., Class A	3.2
Cie de Saint-Gobain SA	3.1
CRH PLC	3.0
ConocoPhillips	3.0
Apple, Inc.	2.9
Philip Morris International, Inc.	2.7
ING Groep NV	2.7
TOTAL	33.9
Cash and cash equivalents are not included.

SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	3

COUNTRY COMPOSITION AS OF 2/29/2024 (% of net assets)
United States	57.0
France	14.1
Japan	10.3
Ireland	5.9
Netherlands	5.0
South Korea	3.6
Switzerland	1.3
Spain	1.0
Germany	1.0
Other countries	0.8
TOTAL	100.0
Notes about risk
The fund is subject to various risks as described in the fund’s prospectuses. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectuses.
4	JOHN HANCOCK GLOBAL EQUITY FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2023, with the same investment held until February 29, 2024.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2024, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2023, with the same investment held until February 29, 2024. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2023	Ending value on 2-29-2024	Expenses paid during period ended 2-29-2024[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,114.80	$6.89	1.31%
	Hypothetical example	1,000.00	1,018.30	6.57	1.31%
Class C	Actual expenses/actual returns	1,000.00	1,111.00	10.55	2.01%
	Hypothetical example	1,000.00	1,014.90	10.07	2.01%
Class I	Actual expenses/actual returns	1,000.00	1,116.80	5.32	1.01%
	Hypothetical example	1,000.00	1,019.80	5.07	1.01%
Class R2	Actual expenses/actual returns	1,000.00	1,115.40	7.31	1.39%
	Hypothetical example	1,000.00	1,018.00	6.97	1.39%
Class R4	Actual expenses/actual returns	1,000.00	1,115.90	5.63	1.07%
	Hypothetical example	1,000.00	1,019.50	5.37	1.07%
Class R6	Actual expenses/actual returns	1,000.00	1,117.20	4.74	0.90%
	Hypothetical example	1,000.00	1,020.40	4.52	0.90%
Class NAV	Actual expenses/actual returns	1,000.00	1,117.20	4.69	0.89%
	Hypothetical example	1,000.00	1,020.40	4.47	0.89%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
6	JOHN HANCOCK GLOBAL EQUITY FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 2-29-24 (unaudited)
	Shares	Value
Common stocks 95.5%		$571,970,783
(Cost $419,962,596)
France 14.1%		84,109,019
Air Liquide SA	46,131	9,376,261
Capgemini SE	52,562	12,785,392
Carrefour SA	453,946	7,626,918
Cie de Saint-Gobain SA	238,283	18,369,405
Sanofi SA	144,557	13,778,405
Thales SA	60,333	8,948,213
TotalEnergies SE	207,477	13,224,425
Germany 1.0%		5,984,656
Deutsche Post AG	128,885	5,984,656
Ireland 5.9%		35,189,039
Accenture PLC, Class A	23,336	8,745,866
CRH PLC	215,461	17,945,924
CRH PLC New York Stock Exchange	24,613	2,075,122
Ryanair Holdings PLC, ADR	46,453	6,422,127
Japan 10.3%		61,940,322
FANUC Corp.	440,720	12,846,718
Mitsubishi Estate Company, Ltd.	422,978	6,474,298
Sumitomo Mitsui Financial Group, Inc.	443,500	24,709,408
Sumitomo Mitsui Trust Holdings, Inc.	301,400	6,107,342
Tokyo Electric Power Company Holdings, Inc. (A)	2,181,700	11,802,556
Netherlands 5.0%		29,688,564
ING Groep NV	1,163,990	16,018,672
Koninklijke Ahold Delhaize NV	240,993	7,177,229
Stellantis NV	248,194	6,492,663
Spain 1.0%		6,215,237
Amadeus IT Group SA	105,060	6,215,237
Switzerland 1.3%		8,060,990
Chubb, Ltd.	32,030	8,060,990
United Kingdom 0.8%		4,987,311
Reckitt Benckiser Group PLC	78,934	4,987,311
United States 56.1%		335,795,645
Abbott Laboratories	51,394	6,097,384
Alphabet, Inc., Class A (A)	136,238	18,863,513
Analog Devices, Inc.	35,914	6,889,023
Apple, Inc.	97,423	17,609,207
Arthur J. Gallagher & Company	34,526	8,421,927
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	7

	Shares	Value
United States (continued)
AutoZone, Inc. (A)	4,120	$12,384,802
Bank of America Corp.	262,775	9,070,993
Cisco Systems, Inc.	174,499	8,440,517
ConocoPhillips	157,849	17,764,326
Corteva, Inc.	208,939	11,182,415
CSX Corp.	257,212	9,758,623
Darden Restaurants, Inc.	62,475	10,665,107
Elevance Health, Inc.	29,494	14,783,868
Emerson Electric Company	75,409	8,057,452
GE HealthCare Technologies, Inc.	103,270	9,426,486
Intercontinental Exchange, Inc.	72,747	10,069,640
Lennar Corp., Class A	37,435	5,933,822
Lowe’s Companies, Inc.	54,867	13,204,841
McKesson Corp.	18,359	9,572,566
Microsoft Corp.	81,648	33,772,879
Oracle Corp.	74,835	8,357,573
Otis Worldwide Corp.	80,191	7,642,202
Philip Morris International, Inc.	182,171	16,388,103
Target Corp.	49,532	7,574,433
The Interpublic Group of Companies, Inc.	131,136	4,117,670
The Walt Disney Company	59,613	6,651,619
T-Mobile US, Inc.	55,879	9,125,041
United Rentals, Inc.	12,257	8,497,410
Walmart, Inc.	102,312	5,996,506
Waste Management, Inc.	39,218	8,065,182

Wells Fargo & Company	205,262	11,410,515
Preferred securities 3.6%		$21,282,181
(Cost $17,937,980)
South Korea 3.6%		21,282,181
Samsung Electronics Company, Ltd.	444,428	21,282,181

	Yield (%)	Shares	Value
Short-term investments 0.7%			$4,388,217
(Cost $4,388,217)
Short-term funds 0.7%			4,388,217
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	5.1600(B)	4,388,217	4,388,217

Total investments (Cost $442,288,793) 99.8%	$597,641,181
Other assets and liabilities, net 0.2%	948,611
Total net assets 100.0%	$598,589,792

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
8	JOHN HANCOCK GLOBAL EQUITY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 2-29-24.
At 2-29-24, the aggregate cost of investments for federal income tax purposes was $450,575,499. Net unrealized appreciation aggregated to $147,065,682, of which $150,732,302 related to gross unrealized appreciation and $3,666,620 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	9

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-29-24 (unaudited)

Assets
Unaffiliated investments, at value (Cost $442,288,793)	$597,641,181
Foreign currency, at value (Cost $352)	350
Dividends and interest receivable	1,234,902
Receivable for fund shares sold	102,234
Other assets	90,353
Total assets	599,069,020
Liabilities
Payable for fund shares repurchased	349,253
Payable to affiliates
Investment management fees	109
Accounting and legal services fees	33,605
Transfer agent fees	7,400
Distribution and service fees	11
Trustees’ fees	356
Other liabilities and accrued expenses	88,494
Total liabilities	479,228
Net assets	$598,589,792
Net assets consist of
Paid-in capital	$619,389,054
Total distributable earnings (loss)	(20,799,262)
Net assets	$598,589,792

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($57,698,200 ÷ 4,567,260 shares)[1]	$12.63
Class C ($2,055,441 ÷ 163,387 shares)[1]	$12.58
Class I ($23,056,305 ÷ 1,824,570 shares)	$12.64
Class R2 ($55,405 ÷ 4,374 shares)	$12.67
Class R4 ($67,764 ÷ 5,359 shares)	$12.64
Class R6 ($22,855,250 ÷ 1,810,558 shares)	$12.62
Class NAV ($492,801,427 ÷ 39,023,425 shares)	$12.63
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$13.29

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
10	JOHN HANCOCK Global Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 2-29-24 (unaudited)

Investment income
Dividends	$4,808,984
Interest	38,267
Less foreign taxes withheld	(135,047)
Total investment income	4,712,204
Expenses
Investment management fees	2,281,647
Distribution and service fees	89,030
Accounting and legal services fees	68,545
Transfer agent fees	44,030
Trustees’ fees	6,636
Custodian fees	90,478
State registration fees	41,977
Printing and postage	12,409
Professional fees	41,146
Other	18,046
Total expenses	2,693,944
Less expense reductions	(22,583)
Net expenses	2,671,361
Net investment income	2,040,843
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	20,084,346
20,084,346
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	41,979,478
41,979,478
Net realized and unrealized gain	62,063,824
Increase in net assets from operations	$64,104,667
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Equity Fund	11

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-29-24 (unaudited)	Year ended 8-31-23
Increase (decrease) in net assets
From operations
Net investment income	$2,040,843	$8,606,454
Net realized gain	20,084,346	10,141,894
Change in net unrealized appreciation (depreciation)	41,979,478	72,310,952
Increase in net assets resulting from operations	64,104,667	91,059,300
Distributions to shareholders
From earnings
Class A	(1,421,466)	(3,088,124)
Class C	(35,682)	(118,644)
Class I	(464,548)	(1,498,277)
Class R2	(1,175)	(2,720)
Class R4	(1,802)	(3,759)
Class R6	(645,295)	(6,066,331)
Class NAV	(14,317,650)	(37,600,246)
Total distributions	(16,887,618)	(48,378,101)
From fund share transactions	(36,547,270)	(178,994,359)
Total increase (decrease)	10,669,779	(136,313,160)
Net assets
Beginning of period	587,920,013	724,233,173
End of period	$598,589,792	$587,920,013
12	JOHN HANCOCK Global Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$11.63	$10.89	$15.43	$12.36	$11.47	$11.92
Net investment income (loss)[2]	0.02[3]	0.10	0.12	0.18	0.12	0.18
Net realized and unrealized gain (loss) on investments	1.30	1.35	(1.91)	3.15	1.02	0.08
Total from investment operations	1.32	1.45	(1.79)	3.33	1.14	0.26
Less distributions
From net investment income	(0.13)	(0.06)	(0.20)	(0.07)	(0.19)	(0.20)
From net realized gain	(0.19)	(0.65)	(2.55)	(0.19)	(0.06)	(0.51)
Total distributions	(0.32)	(0.71)	(2.75)	(0.26)	(0.25)	(0.71)
Net asset value, end of period	$12.63	$11.63	$10.89	$15.43	$12.36	$11.47
Total return (%)[4,5]	11.48[6]	14.22	(14.08)	27.30	9.99	3.23
Ratios and supplemental data
Net assets, end of period (in millions)	$58	$52	$48	$58	$45	$42
Ratios (as a percentage of average net assets):
Expenses before reductions	1.32[7]	1.31	1.29	1.28	1.31	1.30
Expenses including reductions	1.31[7]	1.30	1.28	1.28	1.30	1.29
Net investment income (loss)	0.33[3,7]	0.93	0.98	1.28	1.01	1.60
Portfolio turnover (%)	17	48	65	63[8]	74	18

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Equity Fund	13

CLASS C SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$11.55	$10.84	$15.36	$12.32	$11.44	$11.87
Net investment income (loss)[2]	(0.02)[3]	0.02	0.03	0.05	0.03	0.10
Net realized and unrealized gain (loss) on investments	1.29	1.34	(1.90)	3.18	1.03	0.10
Total from investment operations	1.27	1.36	(1.87)	3.23	1.06	0.20
Less distributions
From net investment income	(0.05)	—	(0.10)	—	(0.12)	(0.12)
From net realized gain	(0.19)	(0.65)	(2.55)	(0.19)	(0.06)	(0.51)
Total distributions	(0.24)	(0.65)	(2.65)	(0.19)	(0.18)	(0.63)
Net asset value, end of period	$12.58	$11.55	$10.84	$15.36	$12.32	$11.44
Total return (%)[4,5]	11.10[6]	13.36	(14.65)	26.48	9.22	2.59
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$2	$3	$6	$10
Ratios (as a percentage of average net assets):
Expenses before reductions	2.02[7]	2.01	1.99	1.98	2.01	2.00
Expenses including reductions	2.01[7]	2.00	1.98	1.98	2.00	1.99
Net investment income (loss)	(0.37)[3,7]	0.21	0.27	0.41	0.27	0.89
Portfolio turnover (%)	17	48	65	63[8]	74	18

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Excludes in-kind transactions.
14	JOHN HANCOCK Global Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$11.65	$10.91	$15.46	$12.37	$11.48	$11.94
Net investment income (loss)[2]	0.04[3]	0.13	0.16	0.21	0.15	0.21
Net realized and unrealized gain (loss) on investments	1.30	1.36	(1.92)	3.17	1.03	0.07
Total from investment operations	1.34	1.49	(1.76)	3.38	1.18	0.28
Less distributions
From net investment income	(0.16)	(0.10)	(0.24)	(0.10)	(0.23)	(0.23)
From net realized gain	(0.19)	(0.65)	(2.55)	(0.19)	(0.06)	(0.51)
Total distributions	(0.35)	(0.75)	(2.79)	(0.29)	(0.29)	(0.74)
Net asset value, end of period	$12.64	$11.65	$10.91	$15.46	$12.37	$11.48
Total return (%)[4]	11.68[5]	14.57	(13.84)	27.78	10.28	3.52
Ratios and supplemental data
Net assets, end of period (in millions)	$23	$15	$21	$20	$16	$14
Ratios (as a percentage of average net assets):
Expenses before reductions	1.02[6]	1.01	0.99	0.98	1.01	1.01
Expenses including reductions	1.01[6]	1.00	0.98	0.98	1.00	1.00
Net investment income (loss)	0.65[3,6]	1.20	1.31	1.57	1.32	1.86
Portfolio turnover (%)	17	48	65	63[7]	74	18

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Equity Fund	15

CLASS R2 SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$11.65	$10.92	$15.46	$12.38	$11.49	$11.93
Net investment income (loss)[2]	0.02[3]	0.10	0.11	0.17	0.10	0.16
Net realized and unrealized gain (loss) on investments	1.31	1.33	(1.91)	3.16	1.03	0.10
Total from investment operations	1.33	1.43	(1.80)	3.33	1.13	0.26
Less distributions
From net investment income	(0.12)	(0.05)	(0.19)	(0.06)	(0.18)	(0.19)
From net realized gain	(0.19)	(0.65)	(2.55)	(0.19)	(0.06)	(0.51)
Total distributions	(0.31)	(0.70)	(2.74)	(0.25)	(0.24)	(0.70)
Net asset value, end of period	$12.67	$11.65	$10.92	$15.46	$12.38	$11.49
Total return (%)[4]	11.54[5]	13.96	(14.12)	27.23	9.87	3.21
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]	$—[6]	$—[6]	$—[6]	$—[6]	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.40[7]	1.40	1.38	1.37	1.39	1.39
Expenses including reductions	1.39[7]	1.39	1.37	1.37	1.39	1.39
Net investment income (loss)	0.28[3,7]	0.94	0.91	1.21	0.86	1.40
Portfolio turnover (%)	17	48	65	63[8]	74	18

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Excludes in-kind transactions.
16	JOHN HANCOCK Global Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$11.65	$10.91	$15.46	$12.37	$11.48	$11.93
Net investment income (loss)[2]	0.03[3]	0.13	0.15	0.21	0.15	0.21
Net realized and unrealized gain (loss) on investments	1.30	1.34	(1.91)	3.17	1.02	0.08
Total from investment operations	1.33	1.47	(1.76)	3.38	1.17	0.29
Less distributions
From net investment income	(0.15)	(0.08)	(0.24)	(0.10)	(0.22)	(0.23)
From net realized gain	(0.19)	(0.65)	(2.55)	(0.19)	(0.06)	(0.51)
Total distributions	(0.34)	(0.73)	(2.79)	(0.29)	(0.28)	(0.74)
Net asset value, end of period	$12.64	$11.65	$10.91	$15.46	$12.37	$11.48
Total return (%)[4]	11.59[5]	14.45	(13.88)	27.71	10.21	3.54
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]	$—[6]	$—[6]	$—[6]	$—[6]	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.18[7]	1.17	1.15	1.15	1.16	1.16
Expenses including reductions	1.07[7]	1.07	1.04	1.04	1.05	1.05
Net investment income (loss)	0.58[3,7]	1.16	1.19	1.51	1.27	1.84
Portfolio turnover (%)	17	48	65	63[8]	74	18

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Equity Fund	17

CLASS R6 SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$11.64	$10.91	$15.46	$12.37	$11.48	$11.94
Net investment income (loss)[2]	0.04[3]	0.13	0.16	0.23	0.20	0.22
Net realized and unrealized gain (loss) on investments	1.30	1.36	(1.90)	3.17	0.99	0.07
Total from investment operations	1.34	1.49	(1.74)	3.40	1.19	0.29
Less distributions
From net investment income	(0.17)	(0.11)	(0.26)	(0.12)	(0.24)	(0.24)
From net realized gain	(0.19)	(0.65)	(2.55)	(0.19)	(0.06)	(0.51)
Total distributions	(0.36)	(0.76)	(2.81)	(0.31)	(0.30)	(0.75)
Net asset value, end of period	$12.62	$11.64	$10.91	$15.46	$12.37	$11.48
Total return (%)[4]	11.72[5]	14.60	(13.73)	27.90	10.38	3.63
Ratios and supplemental data
Net assets, end of period (in millions)	$23	$20	$87	$234	$197	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	0.90[6]	0.90	0.88	0.88	0.89	0.90
Expenses including reductions	0.90[6]	0.89	0.87	0.87	0.89	0.89
Net investment income (loss)	0.75[3,6]	1.23	1.24	1.68	1.76	1.99
Portfolio turnover (%)	17	48	65	63[7]	74	18

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes in-kind transactions.
18	JOHN HANCOCK Global Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$11.65	$10.91	$15.46	$12.37	$11.48	$11.93
Net investment income (loss)[2]	0.04[3]	0.15	0.18	0.23	0.16	0.22
Net realized and unrealized gain (loss) on investments	1.30	1.35	(1.92)	3.17	1.03	0.09
Total from investment operations	1.34	1.50	(1.74)	3.40	1.19	0.31
Less distributions
From net investment income	(0.17)	(0.11)	(0.26)	(0.12)	(0.24)	(0.25)
From net realized gain	(0.19)	(0.65)	(2.55)	(0.19)	(0.06)	(0.51)
Total distributions	(0.36)	(0.76)	(2.81)	(0.31)	(0.30)	(0.76)
Net asset value, end of period	$12.63	$11.65	$10.91	$15.46	$12.37	$11.48
Total return (%)[4]	11.72[5]	14.71	(13.72)	27.91	10.39	3.73
Ratios and supplemental data
Net assets, end of period (in millions)	$493	$498	$566	$614	$564	$638
Ratios (as a percentage of average net assets):
Expenses before reductions	0.90[6]	0.89	0.87	0.87	0.88	0.88
Expenses including reductions	0.89[6]	0.88	0.86	0.86	0.87	0.88
Net investment income (loss)	0.76[3,6]	1.34	1.39	1.71	1.42	2.00
Portfolio turnover (%)	17	48	65	63[7]	74	18

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Equity Fund	19

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Global Equity Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee,
20	JOHN HANCOCK Global Equity Fund | SEMIANNUAL REPORT

following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 29, 2024, by major security category or type:
	Total value at 2-29-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
France	$84,109,019	—	$84,109,019	—
Germany	5,984,656	—	5,984,656	—
Ireland	35,189,039	$17,243,115	17,945,924	—
Japan	61,940,322	—	61,940,322	—
Netherlands	29,688,564	—	29,688,564	—
Spain	6,215,237	—	6,215,237	—
Switzerland	8,060,990	8,060,990	—	—
United Kingdom	4,987,311	—	4,987,311	—
United States	335,795,645	335,795,645	—	—
Preferred securities	21,282,181	—	21,282,181	—
Short-term investments	4,388,217	4,388,217	—	—
Total investments in securities	$597,641,181	$365,487,967	$232,153,214	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
SEMIANNUAL REPORT | JOHN HANCOCK Global Equity Fund	21

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 29, 2024, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 29, 2024 were $2,693.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2023, the fund has a short-term capital loss carryforward of $21,153,101 and a long-term capital loss carryforward of $167,285,696 available to offset future net realized capital gains. These carryforwards do not expire.
22	JOHN HANCOCK Global Equity Fund | SEMIANNUAL REPORT

The utilization of the loss carryforwards, which were acquired in a merger, are limited to $3,061,922 each fiscal year due to IRC Section 382 limitations. Any unused portion of this limitation will carryforward to the following fiscal year.
As of August 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.800% of the first $1 billion of the fund’s aggregate net assets and b) 0.790% of the fund’s aggregate net assets in excess over $1 billion. Aggregate net assets include the net assets of the fund as well as Global Equity Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 29, 2024, this waiver amounted to 0.01% of the fund’s average daily
SEMIANNUAL REPORT | JOHN HANCOCK Global Equity Fund	23

net assets, on an annualized basis. This arrangement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.89% of average net assets. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class specific expenses, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees, and short dividend expense. This agreement expires on December 31, 2024, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 29, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$2,108
Class C	72
Class I	659
Class R2	2
Class	Expense reduction
Class R4	$2
Class R6	835
Class NAV	18,874
Total	$22,552

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 29, 2024, were equivalent to a net annual effective rate of 0.79% of the fund’s average daily  net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 29, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2024, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $31 for Class R4 shares for the six months ended February 29, 2024.
24	JOHN HANCOCK Global Equity Fund | SEMIANNUAL REPORT

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $12,671 for the six months ended February 29, 2024. Of this amount, $2,109 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $10,562 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 29, 2024, CDSCs received by the Distributor amounted to $19 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 29, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$79,701	$32,474
Class C	9,124	1,115
Class I	—	9,884
Class R2	119	1
Class R4	86	1
Class R6	—	555
Total	$89,030	$44,030
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
SEMIANNUAL REPORT | JOHN HANCOCK Global Equity Fund	25

Note 5—Fund share transactions
Transactions in fund shares for the six months ended February 29, 2024 and for the year ended August 31, 2023 were as follows:
	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	218,599	$2,592,889	446,986	$4,899,866
Distributions reinvested	115,065	1,372,724	291,211	2,979,087
Repurchased	(273,149)	(3,243,035)	(631,248)	(6,876,765)
Net increase	60,515	$722,578	106,949	$1,002,188
Class C shares
Sold	16,498	$198,679	26,210	$283,007
Distributions reinvested	3,001	35,682	11,620	118,644
Repurchased	(16,416)	(192,441)	(65,281)	(711,583)
Net increase (decrease)	3,083	$41,920	(27,451)	$(309,932)
Class I shares
Sold	626,708	$7,595,153	594,602	$6,365,317
Distributions reinvested	37,314	444,785	112,183	1,146,506
Repurchased	(135,766)	(1,604,702)	(1,307,607)	(14,325,902)
Net increase (decrease)	528,256	$6,435,236	(600,822)	$(6,814,079)
Class R2 shares
Sold	982	$11,692	671	$7,335
Distributions reinvested	98	1,175	265	2,720
Repurchased	(1,093)	(12,756)	(5,501)	(57,625)
Net increase (decrease)	(13)	$111	(4,565)	$(47,570)
Class R4 shares
Sold	46	$539	126	$1,406
Distributions reinvested	38	457	83	851
Repurchased	(15)	(183)	(17)	(193)
Net increase	69	$813	192	$2,064
Class R6 shares
Sold	115,292	$1,359,077	482,124	$5,261,162
Distributions reinvested	54,181	645,295	594,156	6,066,331
Repurchased	(112,908)	(1,345,879)	(7,312,331)	(81,388,908)
Net increase (decrease)	56,565	$658,493	(6,236,051)	$(70,061,415)
26	JOHN HANCOCK Global Equity Fund | SEMIANNUAL REPORT

	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	67,514	$809,561	146,285	$1,584,986
Distributions reinvested	1,202,154	14,317,650	3,682,688	37,600,246
Repurchased	(5,009,953)	(59,533,632)	(12,952,731)	(141,950,847)
Net decrease	(3,740,285)	$(44,406,421)	(9,123,758)	$(102,765,615)
Total net decrease	(3,091,810)	$(36,547,270)	(15,885,506)	$(178,994,359)
Affiliates of the fund owned 74%, 22% and 100% of shares of Class R4, Class R6 and Class NAV, respectively, on February 29, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $97,562,816 and $152,740,560, respectively, for the six months ended February 29, 2024.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At February 29, 2024, funds within the John Hancock group of funds complex held 79.0% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	26.7%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	26.3%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	7.9%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	7.4%
SEMIANNUAL REPORT | JOHN HANCOCK Global Equity Fund	27

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Noni L. Ellison
Grace K. Fey
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Paul G. Boyne
Stephen Hermsdorf
Edward Ritchie, ASIP
Felicity Smith
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
28	JOHN HANCOCK GLOBAL EQUITY FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Dynamic Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

Corporate Bond ETF
Disciplined Value International Select ETF
Dynamic Municipal Bond ETF
Fundamental All Cap Core ETF
International High Dividend ETF
Mortgage-Backed Securities ETF
Multifactor Developed International ETF
Multifactor Emerging Markets ETF
Multifactor Large Cap ETF
Multifactor Mid Cap ETF
Multifactor Small Cap ETF
Preferred Income ETF
U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

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NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Global Equity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3446159	425SA 2/24
4/24

Semiannual report
John Hancock
International Small Company Fund
International equity
February 29, 2024
Beginning on July 24, 2024, as required by regulations adopted by the U.S. Securities and Exchange Commission, open-end mutual funds and ETFs will transmit tailored annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in shareholder reports transmitted to shareholders, but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

A message to shareholders
Dear shareholder,
Global equities posted gains during the six months ended February 29, 2024. Concerns that interest rates would need to stay higher for longer led to a sharp increase in bond yields and weighed heavily on investor sentiment through late October. These worries rapidly dissipated in November, however, following a stretch of favorable inflation readings and more dovish comments from central bank officials. Stocks moved off their previous lows in response, and the U.S. Federal Reserve added fuel to the rally in December by indicating that the bank may in fact begin to cut rates in 2024.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
International Small Company Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
13	Financial statements
16	Financial highlights
21	Notes to financial statements
32	More information
SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 2/29/2024 (%)

The MSCI World ex USA Small Cap Index tracks the performance of publicly traded small-cap stocks of developed-market companies, excluding the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 2/29/2024 (% of net assets)

TOP 10 HOLDINGS AS OF 2/29/2024 (% of net assets)
Leonardo SpA	0.5
BE Semiconductor Industries NV	0.4
PSP Swiss Property AG	0.3
Swiss Prime Site AG	0.3
Banco de Sabadell SA	0.3
Georg Fischer AG	0.3
Wartsila OYJ ABP	0.3
SNC-Lavalin Group, Inc.	0.3
Celestica, Inc.	0.3
Banca Popolare di Sondrio SpA	0.3
TOTAL	3.3
Cash and cash equivalents are not included.

SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	3

TOP 10 COUNTRIES AS OF 2/29/2024 (% of net assets)
Japan	24.1
United Kingdom	11.9
Canada	10.5
Switzerland	7.6
Australia	7.0
Germany	5.8
France	4.7
Italy	4.4
Denmark	2.7
Sweden	2.6
TOTAL	81.3
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectuses. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectuses.
4	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2023, with the same investment held until February 29, 2024.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2024, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2023, with the same investment held until February 29, 2024. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2023	Ending value on 2-29-2024	Expenses paid during period ended 2-29-2024[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,048.20	$6.82	1.34%
	Hypothetical example	1,000.00	1,018.20	6.72	1.34%
Class C	Actual expenses/actual returns	1,000.00	1,045.10	10.37	2.04%
	Hypothetical example	1,000.00	1,014.70	10.22	2.04%
Class I	Actual expenses/actual returns	1,000.00	1,049.20	5.30	1.04%
	Hypothetical example	1,000.00	1,019.70	5.22	1.04%
Class R6	Actual expenses/actual returns	1,000.00	1,053.20	4.70	0.92%
	Hypothetical example	1,000.00	1,020.30	4.62	0.92%
Class NAV	Actual expenses/actual returns	1,000.00	1,050.30	4.69	0.92%
	Hypothetical example	1,000.00	1,020.30	4.62	0.92%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
6	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT

Fund’s investments
Summary of fund’s investments as of 2-29-24 (unaudited)
(showing percentage of total net assets)
This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. Certain percentages of less than 0.05% are rounded and presented as 0.0%. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling 1-800-225-5291. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.
	Shares	Value	% of Net Assets
Common stocks 98.4%		$542,046,462
(Cost $468,415,750)
Australia 7.0%		38,596,436	7.0%
Austria 1.4%		7,891,369	1.4%
BAWAG Group AG (A)(B)	18,219	1,031,818	0.2%
OTHER SECURITIES		6,859,551	1.2%
Belgium 1.7%		9,137,821	1.7%
Euronav NV	64,024	1,132,274	0.2%
OTHER SECURITIES		8,005,547	1.5%
Bermuda 0.2%		1,135,632	0.2%
Hiscox, Ltd.	78,654	1,126,112	0.2%
OTHER SECURITIES		9,520	0.0%
Cambodia 0.0%		160,772	0.0%
Canada 10.5%		57,905,986	10.5%
Boyd Group Services, Inc.	5,639	1,323,419	0.3%
Celestica, Inc. (B)	34,767	1,477,626	0.3%
Celestica, Inc. (New York Stock Exchange) (B)	2,400	102,072	0.0%
Crescent Point Energy Corp.	134,796	982,303	0.2%
Crescent Point Energy Corp. (New York Stock Exchange)	20,800	151,840	0.0%
Parkland Corp.	39,647	1,268,155	0.2%
PrairieSky Royalty, Ltd.	59,494	1,062,182	0.2%
SNC-Lavalin Group, Inc.	44,323	1,498,063	0.3%
OTHER SECURITIES		50,040,326	9.0%
Chile 0.0%		8,300	0.0%
China 0.0%		66,337	0.0%
Cyprus 0.0%		40,600	0.0%
Denmark 2.7%		15,007,125	2.7%
NKT A/S (B)	14,773	1,111,742	0.2%
Ringkjoebing Landbobank A/S	7,000	1,201,129	0.2%
Zealand Pharma A/S (B)	11,790	1,137,923	0.2%
OTHER SECURITIES		11,556,331	2.1%
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	7

	Shares	Value	% of Net Assets
Faeroe Islands 0.0%		$34,152	0.0%
Finland 2.0%		10,912,188	2.0%
Wartsila OYJ ABP	100,106	1,549,721	0.3%
OTHER SECURITIES		9,362,467	1.7%
France 4.7%		26,062,711	4.7%
Alten SA	7,824	1,149,332	0.2%
Elis SA	54,077	1,235,204	0.2%
Gaztransport Et Technigaz SA	8,381	1,295,648	0.3%
Rexel SA	43,054	1,105,247	0.2%
SCOR SE	40,378	1,232,113	0.2%
Sopra Steria Group SACA	4,177	1,071,044	0.2%
SPIE SA	36,480	1,215,115	0.2%
OTHER SECURITIES		17,759,008	3.2%
Gabon 0.0%		40,402	0.0%
Georgia 0.1%		358,028	0.1%
Germany 5.5%		30,270,369	5.5%
Bechtle AG	24,471	1,262,577	0.2%
CTS Eventim AG & Company KGaA	14,749	1,161,501	0.2%
FUCHS SE	8,183	285,443	0.1%
GEA Group AG	31,503	1,270,722	0.2%
Gerresheimer AG	10,784	1,264,418	0.2%
HUGO BOSS AG	15,276	1,040,154	0.2%
LEG Immobilien SE (B)	14,934	1,100,031	0.2%
OTHER SECURITIES		22,885,523	4.2%
Greece 0.0%		99,043	0.0%
Greenland 0.0%		30,606	0.0%
Hong Kong 1.8%		9,946,224	1.8%
Ireland 0.6%		3,197,544	0.6%
Isle of Man 0.1%		448,076	0.1%
Israel 1.3%		7,114,757	1.3%
Italy 4.4%		24,434,775	4.4%
Banca Popolare di Sondrio SpA	179,908	1,346,394	0.3%
Brunello Cucinelli SpA	8,701	1,044,942	0.2%
Leonardo SpA	125,939	2,692,546	0.5%
OTHER SECURITIES		19,350,893	3.4%
Japan 24.1%		132,724,911	24.1%
8	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value	% of Net Assets
Jersey, Channel Islands 0.1%		$356,232	0.1%
Jordan 0.1%		456,138	0.1%
Liechtenstein 0.1%		435,363	0.1%
Luxembourg 0.4%		2,206,191	0.4%
Macau 0.0%		9,744	0.0%
Malaysia 0.0%		69,929	0.0%
Malta 0.0%		18,396	0.0%
Monaco 0.0%		45,512	0.0%
Mongolia 0.0%		199,849	0.0%
Netherlands 1.9%		10,267,821	1.9%
Aalberts NV	22,954	1,032,490	0.2%
Arcadis NV	21,136	1,233,652	0.2%
BE Semiconductor Industries NV	10,586	1,917,315	0.4%
OTHER SECURITIES		6,084,364	1.1%
New Zealand 0.3%		1,823,255	0.3%
Norway 0.8%		4,412,396	0.8%
Peru 0.0%		125,868	0.0%
Philippines 0.0%		10,402	0.0%
Poland 0.0%		204,284	0.0%
Portugal 0.4%		1,866,678	0.4%
Singapore 1.1%		5,903,268	1.1%
Spain 2.3%		12,454,818	2.3%
Banco de Sabadell SA	1,307,942	1,701,085	0.3%
Bankinter SA	167,713	1,067,622	0.2%
OTHER SECURITIES		9,686,111	1.8%
Sweden 2.6%		14,006,089	2.6%
Switzerland 7.6%		42,064,942	7.6%
Adecco Group AG	27,262	1,092,866	0.2%
Belimo Holding AG	2,455	1,163,766	0.2%
Flughafen Zurich AG	4,980	1,050,534	0.2%
Galenica AG (A)	12,549	1,077,552	0.2%
Georg Fischer AG	22,839	1,694,760	0.3%
Helvetia Holding AG	9,264	1,308,971	0.3%
PSP Swiss Property AG	14,470	1,839,766	0.3%
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	9

	Shares	Value	% of Net Assets
Switzerland (continued)			7.6%
Siegfried Holding AG (B)	1,234	$1,238,451	0.2%
Swiss Prime Site AG	18,104	1,730,227	0.3%
Temenos AG	17,468	1,314,568	0.3%
OTHER SECURITIES		28,553,481	5.1%
Taiwan 0.0%		22,011	0.0%
Thailand 0.0%		6,311	0.0%
United Arab Emirates 0.0%		99,000	0.0%
United Kingdom 11.9%		65,559,034	11.9%
Babcock International Group PLC	174,882	1,084,752	0.2%
Beazley PLC	137,207	1,132,580	0.2%
Bellway PLC	34,517	1,177,316	0.2%
Marks & Spencer Group PLC	441,775	1,324,121	0.3%
Vistry Group PLC	91,115	1,212,527	0.2%
OTHER SECURITIES		59,627,738	10.8%

United States 0.7%		3,798,767	0.7%
Preferred securities 0.3%		$1,892,025
(Cost $1,567,489)
Germany 0.3%		1,892,025	0.3%
FUCHS SE	19,467	829,446	0.1%

OTHER SECURITIES		1,062,579	0.2%
Warrants 0.0%		$4,541
(Cost $0)
Rights 0.0%		$1,628
(Cost $0)

	Yield (%)	Shares	Value	% of Net Assets
Short-term investments 4.0%			$21,792,568
(Cost $21,788,282)
Short-term funds 4.0%			21,792,568	4.0%
John Hancock Collateral Trust (C)	5.2759 (D)	2,179,213	21,792,568	4.0%

Total investments (Cost $491,771,521) 102.7%	$565,737,224	102.7%
Other assets and liabilities, net (2.7%)	(14,693,263)	(2.7)%
Total net assets 100.0%	$551,043,961	100.0%

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
10	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 2-29-24.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	11

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	33	Long	Mar 2024	$3,636,081	$3,773,880	$137,799
						$137,799
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
At 2-29-24, the aggregate cost of investments for federal income tax purposes was $503,682,333. Net unrealized appreciation aggregated to $62,192,690, of which $149,693,466 related to gross unrealized appreciation and $87,500,776 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
12	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-29-24 (unaudited)

Assets
Unaffiliated investments, at value (Cost $469,983,239) including $20,594,194 of securities loaned	$543,944,656
Affiliated investments, at value (Cost $21,788,282)	21,792,568
Total investments, at value (Cost $491,771,521)	565,737,224
Receivable for futures variation margin	6,682
Cash	4,002,014
Foreign currency, at value (Cost $1,844,277)	1,834,801
Collateral held at broker for futures contracts	115,871
Dividends and interest receivable	2,084,196
Receivable for fund shares sold	65,384
Receivable for investments sold	563,741
Receivable for securities lending income	24,905
Other assets	50,867
Total assets	574,485,685
Liabilities
Payable for investments purchased	1,339,224
Payable for fund shares repurchased	99,028
Payable upon return of securities loaned	21,814,459
Payable to affiliates
Accounting and legal services fees	32,754
Transfer agent fees	5,750
Trustees’ fees	382
Other liabilities and accrued expenses	150,127
Total liabilities	23,441,724
Net assets	$551,043,961
Net assets consist of
Paid-in capital	$489,790,865
Total distributable earnings (loss)	61,253,096
Net assets	$551,043,961

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($51,503,027 ÷ 4,976,957 shares)[1]	$10.35
Class C ($340,354 ÷ 32,774 shares)[1]	$10.38
Class I ($9,580,310 ÷ 927,137 shares)	$10.33
Class R6 ($2,786,711 ÷ 268,804 shares)	$10.37
Class NAV ($486,833,559 ÷ 47,105,763 shares)	$10.33
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$10.89

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Small Company Fund	13

STATEMENT OF OPERATIONS For the six months ended 2-29-24 (unaudited)

Investment income
Dividends	$5,979,278
Interest	56,803
Securities lending	161,349
Less foreign taxes withheld	(508,341)
Total investment income	5,689,089
Expenses
Investment management fees	2,266,879
Distribution and service fees	78,000
Accounting and legal services fees	68,291
Transfer agent fees	37,950
Trustees’ fees	7,084
Custodian fees	154,247
State registration fees	35,918
Printing and postage	18,803
Professional fees	50,144
Other	21,993
Total expenses	2,739,309
Less expense reductions	(20,851)
Net expenses	2,718,458
Net investment income	2,970,631
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	2,656,405
Affiliated investments	1,965
Futures contracts	95,471
2,753,841
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	19,990,688
Affiliated investments	4,273
Futures contracts	283,901
20,278,862
Net realized and unrealized gain	23,032,703
Increase in net assets from operations	$26,003,334
14	JOHN HANCOCK International Small Company Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-29-24 (unaudited)	Year ended 8-31-23
Increase (decrease) in net assets
From operations
Net investment income	$2,970,631	$13,407,248
Net realized gain	2,753,841	136,236
Change in net unrealized appreciation (depreciation)	20,278,862	59,155,428
Increase in net assets resulting from operations	26,003,334	72,698,912
Distributions to shareholders
From earnings
Class A	(1,269,200)	(1,666,989)
Class C	(7,573)	(16,336)
Class I	(262,048)	(292,083)
Class R6	(885,844)	(2,290,346)
Class NAV	(13,828,613)	(17,440,055)
Total distributions	(16,253,278)	(21,705,809)
From fund share transactions	(72,546,894)	(47,454,778)
Total increase (decrease)	(62,796,838)	3,538,325
Net assets
Beginning of period	613,840,799	610,302,474
End of period	$551,043,961	$613,840,799
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Small Company Fund	15

Financial highlights
CLASS A SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$10.12	$9.34	$13.64	$10.38	$10.08	$12.51
Net investment income[2]	0.03[3]	0.18	0.19	0.11	0.12	0.16
Net realized and unrealized gain (loss) on investments	0.45	0.91	(3.12)	3.45	0.62	(1.66)
Total from investment operations	0.48	1.09	(2.93)	3.56	0.74	(1.50)
Less distributions
From net investment income	(0.25)	(0.12)	(0.29)	(0.15)	(0.20)	(0.12)
From net realized gain	—	(0.19)	(1.08)	(0.15)	(0.24)	(0.81)
Total distributions	(0.25)	(0.31)	(1.37)	(0.30)	(0.44)	(0.93)
Net asset value, end of period	$10.35	$10.12	$9.34	$13.64	$10.38	$10.08
Total return (%)[4,5]	4.82[6]	11.96	(23.36)	34.74	7.13	(11.32)
Ratios and supplemental data
Net assets, end of period (in millions)	$52	$53	$53	$72	$52	$53
Ratios (as a percentage of average net assets):
Expenses before reductions	1.35[7]	1.34	1.34	1.41	1.48	1.48
Expenses including reductions	1.34[7]	1.33	1.34	1.39	1.39	1.39
Net investment income	0.65[3,7]	1.84	1.71	0.88	1.17	1.49
Portfolio turnover (%)	3	11	14	12	22	15

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
16	JOHN HANCOCK International Small Company Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$10.12	$9.34	$13.63	$10.37	$10.09	$12.48
Net investment income[2]	—[3,4]	0.10	0.11	0.02	0.04	0.07
Net realized and unrealized gain (loss) on investments	0.44	0.92	(3.12)	3.46	0.60	(1.63)
Total from investment operations	0.44	1.02	(3.01)	3.48	0.64	(1.56)
Less distributions
From net investment income	(0.18)	(0.05)	(0.20)	(0.07)	(0.12)	(0.02)
From net realized gain	—	(0.19)	(1.08)	(0.15)	(0.24)	(0.81)
Total distributions	(0.18)	(0.24)	(1.28)	(0.22)	(0.36)	(0.83)
Net asset value, end of period	$10.38	$10.12	$9.34	$13.63	$10.37	$10.09
Total return (%)[5,6]	4.51[7]	11.12	(23.89)	33.76	6.24	(11.95)
Ratios and supplemental data
Net assets, end of period (in millions)	$—[8]	$—[8]	$1	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.05[9]	2.04	2.04	2.11	2.18	2.18
Expenses including reductions	2.04[9]	2.03	2.04	2.10	2.17	2.17
Net investment income	0.02[3,9]	1.08	0.97	0.15	0.39	0.66
Portfolio turnover (%)	3	11	14	12	22	15

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Less than $500,000.
[9]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Small Company Fund	17

CLASS I SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$10.12	$9.34	$13.65	$10.37	$10.08	$12.51
Net investment income[2]	0.04[3]	0.21	0.21	0.15	0.13	0.13
Net realized and unrealized gain (loss) on investments	0.45	0.91	(3.11)	3.45	0.62	(1.60)
Total from investment operations	0.49	1.12	(2.90)	3.60	0.75	(1.47)
Less distributions
From net investment income	(0.28)	(0.15)	(0.33)	(0.17)	(0.22)	(0.15)
From net realized gain	—	(0.19)	(1.08)	(0.15)	(0.24)	(0.81)
Total distributions	(0.28)	(0.34)	(1.41)	(0.32)	(0.46)	(0.96)
Net asset value, end of period	$10.33	$10.12	$9.34	$13.65	$10.37	$10.08
Total return (%)[4]	4.92[5]	12.32	(23.17)	35.21	7.24	(11.07)
Ratios and supplemental data
Net assets, end of period (in millions)	$10	$9	$4	$2	$1	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.05[6]	1.04	1.05	1.11	1.18	1.19
Expenses including reductions	1.04[6]	1.03	1.04	1.10	1.17	1.19
Net investment income	0.91[3,6]	2.19	1.94	1.19	1.27	1.24
Portfolio turnover (%)	3	11	14	12	22	15

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
18	JOHN HANCOCK International Small Company Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$10.13	$9.35	$13.66	$10.38	$10.08	$12.51
Net investment income[2]	0.07[3]	0.22	0.24	0.15	0.15	0.19
Net realized and unrealized gain (loss) on investments	0.46	0.91	(3.13)	3.46	0.63	(1.65)
Total from investment operations	0.53	1.13	(2.89)	3.61	0.78	(1.46)
Less distributions
From net investment income	(0.29)	(0.16)	(0.34)	(0.18)	(0.24)	(0.16)
From net realized gain	—	(0.19)	(1.08)	(0.15)	(0.24)	(0.81)
Total distributions	(0.29)	(0.35)	(1.42)	(0.33)	(0.48)	(0.97)
Net asset value, end of period	$10.37	$10.13	$9.35	$13.66	$10.38	$10.08
Total return (%)[4]	5.32[5]	12.43	(23.06)	35.30	7.45	(10.97)
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$66	$61	$78	$63	$61
Ratios (as a percentage of average net assets):
Expenses before reductions	0.93[6]	0.93	0.94	1.01	1.07	1.08
Expenses including reductions	0.92[6]	0.93	0.93	1.00	1.06	1.07
Net investment income	1.46[3,6]	2.25	2.12	1.27	1.51	1.80
Portfolio turnover (%)	3	11	14	12	22	15

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Small Company Fund	19

CLASS NAV SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$10.12	$9.35	$13.66	$10.38	$10.08	$12.51
Net investment income[2]	0.05[3]	0.22	0.24	0.15	0.15	0.21
Net realized and unrealized gain (loss) on investments	0.46	0.90	(3.12)	3.46	0.63	(1.67)
Total from investment operations	0.51	1.12	(2.88)	3.61	0.78	(1.46)
Less distributions
From net investment income	(0.30)	(0.16)	(0.35)	(0.18)	(0.24)	(0.16)
From net realized gain	—	(0.19)	(1.08)	(0.15)	(0.24)	(0.81)
Total distributions	(0.30)	(0.35)	(1.43)	(0.33)	(0.48)	(0.97)
Net asset value, end of period	$10.33	$10.12	$9.35	$13.66	$10.38	$10.08
Total return (%)[4]	5.03[5]	12.34	(23.04)	35.31	7.47	(10.96)
Ratios and supplemental data
Net assets, end of period (in millions)	$487	$485	$491	$740	$684	$637
Ratios (as a percentage of average net assets):
Expenses before reductions	0.93[6]	0.93	0.93	1.00	1.05	1.07
Expenses including reductions	0.92[6]	0.92	0.92	0.99	1.05	1.06
Net investment income	1.06[3,6]	2.23	2.13	1.28	1.53	1.97
Portfolio turnover (%)	3	11	14	12	22	15

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
20	JOHN HANCOCK International Small Company Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock International Small Company Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
SEMIANNUAL REPORT | JOHN HANCOCK International Small Company Fund	21

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 29, 2024, by major security category or type:
	Total value at 2-29-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$38,596,436	$323,533	$38,057,637	$215,266
Austria	7,891,369	—	7,891,369	—
Belgium	9,137,821	—	9,137,821	—
Bermuda	1,135,632	—	1,135,632	—
Cambodia	160,772	—	160,772	—
Canada	57,905,986	57,632,440	273,539	7
Chile	8,300	8,300	—	—
China	66,337	—	66,337	—
Cyprus	40,600	—	40,600	—
Denmark	15,007,125	—	15,007,125	—
Faeroe Islands	34,152	—	34,152	—
Finland	10,912,188	—	10,912,188	—
France	26,062,711	39,738	26,022,973	—
Gabon	40,402	—	40,402	—
Georgia	358,028	—	358,028	—
22	JOHN HANCOCK International Small Company Fund | SEMIANNUAL REPORT

	Total value at 2-29-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Germany	$30,270,369	—	$30,270,369	—
Greece	99,043	—	99,007	$36
Greenland	30,606	—	30,606	—
Hong Kong	9,946,224	$8,396	9,916,895	20,933
Ireland	3,197,544	—	3,197,544	—
Isle of Man	448,076	—	448,076	—
Israel	7,114,757	128,789	6,985,968	—
Italy	24,434,775	—	24,434,775	—
Japan	132,724,911	—	132,724,911	—
Jersey, Channel Islands	356,232	—	356,232	—
Jordan	456,138	—	456,138	—
Liechtenstein	435,363	—	435,363	—
Luxembourg	2,206,191	—	2,206,191	—
Macau	9,744	—	9,744	—
Malaysia	69,929	—	69,929	—
Malta	18,396	—	18,396	—
Monaco	45,512	—	45,512	—
Mongolia	199,849	—	199,849	—
Netherlands	10,267,821	—	10,267,821	—
New Zealand	1,823,255	—	1,823,255	—
Norway	4,412,396	—	4,412,396	—
Peru	125,868	—	125,868	—
Philippines	10,402	—	10,402	—
Poland	204,284	—	204,284	—
Portugal	1,866,678	—	1,866,678	—
Singapore	5,903,268	—	5,868,984	34,284
Spain	12,454,818	—	12,454,818	—
Sweden	14,006,089	—	14,000,096	5,993
Switzerland	42,064,942	—	42,064,942	—
Taiwan	22,011	—	22,011	—
Thailand	6,311	—	6,311	—
United Arab Emirates	99,000	—	99,000	—
United Kingdom	65,559,034	131,182	65,345,057	82,795
United States	3,798,767	1,091,544	2,707,223	—
Preferred securities	1,892,025	—	1,892,025	—
Warrants	4,541	388	3,868	285
Rights	1,628	1,628	—	—
Short-term investments	21,792,568	21,792,568	—	—
Total investments in securities	$565,737,224	$81,158,506	$484,219,119	$359,599
Derivatives:
Assets
Futures	$137,799	$137,799	—	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
SEMIANNUAL REPORT | JOHN HANCOCK International Small Company Fund	23

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 29, 2024, the fund loaned securities valued at $20,594,194 and received $21,814,459 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued
24	JOHN HANCOCK International Small Company Fund | SEMIANNUAL REPORT

based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 29, 2024, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 29, 2024 were $2,710.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2023, the fund has a short-term capital loss carryforward of $1,567,720 and a long-term capital loss carryforward of $2,615,151 available to offset future net realized capital gains. These carryforwards do not expire.
As of August 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
SEMIANNUAL REPORT | JOHN HANCOCK International Small Company Fund	25

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to passive foreign investment companies and wash sale loss deferrals.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended February 29, 2024, the fund used futures contracts to equitize cash balances. The fund held futures contracts with USD notional values ranging from $3.8 million to $4.0 million, as measured at each quarter end.
26	JOHN HANCOCK International Small Company Fund | SEMIANNUAL REPORT

Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at February 29, 2024 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Equity	Receivable/payable for futures variation margin[1]	Futures	$137,799	—

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Fund’s investments. Only the period end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 29, 2024:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Equity	$95,471
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 29, 2024:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts
Equity	$283,901
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to 0.800% of the fund’s aggregate net assets. Aggregate net assets include the net assets of the fund and International Small Company Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is
SEMIANNUAL REPORT | JOHN HANCOCK International Small Company Fund	27

calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 29, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to Class A shares in an amount equal to the amount by which expenses of Class A shares exceed 1.39% of average daily net assets attributable to the class. For purposes of this agreement, “expenses of Class A shares” means all expenses of the class (including fund expenses attributable to the class), excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) underlying fund expenses (acquired fund fees), and (f) short dividend expense. This agreement expires on December 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 29, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$1,866
Class C	15
Class I	348
Class	Expense reduction
Class R6	$1,319
Class NAV	17,303
Total	$20,851

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 29, 2024, were equivalent to a net annual effective rate of 0.79% of the fund’s average daily  net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 29, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $7,280 for the six months ended February 29, 2024. Of this amount, $1,300 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $5,980 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of
28	JOHN HANCOCK International Small Company Fund | SEMIANNUAL REPORT

redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 29, 2024, CDSCs received by the Distributor amounted to $1,186 for Class A shares. There were no CDSCs received by the Distributor for Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 29, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$75,944	$30,955
Class C	2,056	252
Class I	—	5,773
Class R6	—	970
Total	$78,000	$37,950
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$2,200,000	3	5.805%	$(1,064)
Lender	2,200,000	1	5.800%	354
SEMIANNUAL REPORT | JOHN HANCOCK International Small Company Fund	29

Note 6—Fund share transactions
Transactions in fund shares for the six months ended February 29, 2024 and for the year ended August 31, 2023 were as follows:
	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	142,632	$1,422,795	600,213	$5,856,654
Distributions reinvested	123,706	1,265,513	179,729	1,662,494
Repurchased	(563,656)	(5,580,102)	(1,179,502)	(11,366,068)
Net decrease	(297,318)	$(2,891,794)	(399,560)	$(3,846,920)
Class C shares
Sold	159	$1,582	542	$5,394
Distributions reinvested	737	7,573	1,757	16,336
Repurchased	(16,674)	(165,953)	(31,574)	(306,750)
Net decrease	(15,778)	$(156,798)	(29,275)	$(285,020)
Class I shares
Sold	280,528	$2,766,977	1,031,394	$9,745,969
Distributions reinvested	25,666	262,048	31,645	292,083
Repurchased	(288,000)	(2,869,362)	(581,616)	(5,777,507)
Net increase	18,194	$159,663	481,423	$4,260,545
Class R6 shares
Sold	143,089	$1,413,322	1,167,742	$11,266,295
Distributions reinvested	86,762	885,844	248,141	2,290,346
Repurchased	(6,499,405)	(64,331,649)	(1,453,940)	(14,127,920)
Net decrease	(6,269,554)	$(62,032,483)	(38,057)	$(571,279)
Class NAV shares
Sold	449,732	$4,478,863	1,528,271	$14,724,899
Distributions reinvested	1,354,418	13,828,613	1,891,546	17,440,055
Repurchased	(2,570,993)	(25,932,958)	(8,070,652)	(79,177,058)
Net decrease	(766,843)	$(7,625,482)	(4,650,835)	$(47,012,104)
Total net decrease	(7,331,299)	$(72,546,894)	(4,636,304)	$(47,454,778)
Affiliates of the fund owned 100% of shares of Class NAV on February 29, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $16,977,993 and $102,467,061, respectively, for the six months ended February 29, 2024.
30	JOHN HANCOCK International Small Company Fund | SEMIANNUAL REPORT

Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At February 29, 2024, funds within the John Hancock group of funds complex held 88.3% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	33.5%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	16.2%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	15.7%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	2,179,213	$18,312	$56,131,680	$(34,363,662)	$1,965	$4,273	$161,349	—	$21,792,568

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
SEMIANNUAL REPORT | JOHN HANCOCK International Small Company Fund	31

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Noni L. Ellison
Grace K. Fey
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Dimensional Fund Advisors LP
Portfolio Managers
Jed S. Fogdall
Arun Keswani, CFA
Joel P. Schneider
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
32	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Dynamic Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

Corporate Bond ETF
Disciplined Value International Select ETF
Dynamic Municipal Bond ETF
Fundamental All Cap Core ETF
International High Dividend ETF
Mortgage-Backed Securities ETF
Multifactor Developed International ETF
Multifactor Emerging Markets ETF
Multifactor Large Cap ETF
Multifactor Mid Cap ETF
Multifactor Small Cap ETF
Preferred Income ETF
U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock International Small Company Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3446767	424SA 2/24
4/24

Semiannual report
John Hancock
Multi-Asset High Income Fund
Asset allocation
February 29, 2024
Beginning on July 24, 2024, as required by regulations adopted by the U.S. Securities and Exchange Commission, open-end mutual funds and ETFs will transmit tailored annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in shareholder reports transmitted to shareholders, but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

A message to shareholders
Dear shareholder,
Both stocks and bonds largely posted gains during the six months ended February 29, 2024. Concerns that interest rates would need to stay higher for longer led to a sharp increase in bond yields and weighed heavily on investor sentiment through late October. These worries rapidly dissipated in November, however, following a stretch of favorable inflation readings and more dovish comments from central bank officials. Stocks moved quickly off their previous lows in response and the U.S. Federal Reserve added fuel to the rally in December by indicating that the central bank may begin to cut rates later in 2024. Stocks surged in response, and the momentum continued through the end of the period. International stocks also gained, but their performance wasn’t as robust. Short- and intermediate-term bond yields fell, while longer-term yields were flat to slightly higher. High-yield and investment-grade corporate bonds delivered the strongest returns for the period.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Multi-Asset High Income Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
32	Financial statements
36	Financial highlights
41	Notes to financial statements
54	More information
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to provide a high level of current income with consideration for capital appreciation and preservation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 2/29/2024 (%)

The Primary Blended Index comprises 20% MSCI USA High Dividend Yield Index, 10% MSCI World ex–USA High Dividend Yield Index, 25% Bloomberg U.S. Aggregate Credit – Corporate Investment Grade Index, and 45% Bloomberg Global High Yield (USD Hedged) Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 2/29/2024 (% of net assets)

COUNTRY COMPOSITION AS OF 2/29/2024 (% of net assets)
United States	67.1
Canada	5.0
France	2.8
United Kingdom	2.7
Japan	2.5
Hong Kong	1.8
Netherlands	1.7
Ireland	1.6
Switzerland	1.4
Germany	1.3
Other countries	12.1
TOTAL	100.0

TOP 5 EQUITY HOLDINGS AS OF 2/29/2024 (% of net assets)
Microsoft Corp.	1.2
Apple, Inc.	0.9
NVIDIA Corp.	0.6
Reinsurance Group of America, Inc.	0.6
Texas Roadhouse, Inc.	0.5
TOTAL	3.8
Cash and cash equivalents are not included.

SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	3

TOP 5 BOND ISSUERS AS OF 2/29/2024 (% of net assets)
Bank of America Corp.	1.0
CCO Holdings LLC	0.9
Carnival Corp.	0.9
Federal Home Loan Mortgage Corp.	0.8
Barclays PLC	0.8
TOTAL	4.4
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectuses. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectuses.
4	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2023, with the same investment held until February 29, 2024.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2024, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2023, with the same investment held until February 29, 2024. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2023	Ending value on 2-29-2024	Expenses paid during period ended 2-29-2024[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,069.20	$4.58	0.89%
	Hypothetical example	1,000.00	1,020.40	4.47	0.89%
Class C	Actual expenses/actual returns	1,000.00	1,065.30	8.42	1.64%
	Hypothetical example	1,000.00	1,016.70	8.22	1.64%
Class I	Actual expenses/actual returns	1,000.00	1,070.50	3.29	0.64%
	Hypothetical example	1,000.00	1,021.70	3.22	0.64%
Class R6	Actual expenses/actual returns	1,000.00	1,071.00	2.73	0.53%
	Hypothetical example	1,000.00	1,022.20	2.66	0.53%
Class NAV	Actual expenses/actual returns	1,000.00	1,071.80	2.68	0.52%
	Hypothetical example	1,000.00	1,022.30	2.61	0.52%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
6	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 2-29-24 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 1.2%					$1,336,172
(Cost $1,334,965)
U.S. Government Agency 1.2%					1,336,172
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	5.000	04-01-53		109,474	107,127
30 Yr Pass Thru	5.000	08-01-53		173,663	170,196
30 Yr Pass Thru	5.500	06-01-53		111,807	111,651
30 Yr Pass Thru	5.500	06-01-53		114,279	114,120
30 Yr Pass Thru	5.500	07-01-53		110,417	109,729
30 Yr Pass Thru	6.000	07-01-53		105,356	107,066
30 Yr Pass Thru	6.000	09-01-53		105,413	106,827
Federal National Mortgage Association
30 Yr Pass Thru	4.500	07-01-52		108,155	102,597
30 Yr Pass Thru	4.500	10-01-52		85,237	80,750
30 Yr Pass Thru	5.500	04-01-53		109,535	109,417
30 Yr Pass Thru	5.500	07-01-53		107,044	106,811

30 Yr Pass Thru	6.000	09-01-53		108,498	109,881
Foreign government obligations 0.2%					$255,140
(Cost $353,199)
Colombia 0.2%					255,140
Republic of Colombia Bond	6.125	01-18-41		300,000	255,140

Corporate bonds 53.7%					$62,283,797
(Cost $66,529,083)
Communication services 7.7%					8,883,658
Diversified telecommunication services 2.3%
C&W Senior Financing DAC (A)	6.875	09-15-27		440,000	414,700
Cellnex Telecom SA	1.875	06-26-29	EUR	400,000	390,066
Connect Finco SARL (A)	6.750	10-01-26		300,000	294,353
Frontier Florida LLC	6.860	02-01-28		190,000	182,875
Iliad Holding SASU (A)	5.125	10-15-26	EUR	125,000	133,749
Iliad Holding SASU (A)	6.500	10-15-26		315,000	311,412
Level 3 Financing, Inc. (B)	11.000	11-15-29		278,000	289,815
PPF Telecom Group BV	3.125	03-27-26	EUR	325,000	343,542
Telesat Canada (A)	5.625	12-06-26		315,000	181,689
Total Play Telecomunicaciones SA de CV (A)	6.375	09-20-28		260,000	106,600
Entertainment 0.3%
AMC Entertainment Holdings, Inc. (A)	7.500	02-15-29		195,000	134,769
ROBLOX Corp. (A)	3.875	05-01-30		235,000	205,820
Interactive media and services 0.6%
Arches Buyer, Inc. (A)	6.125	12-01-28		113,000	95,737
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	7

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Interactive media and services (continued)
Match Group Holdings II LLC (A)	4.125	08-01-30		270,000	$238,526
TripAdvisor, Inc. (A)(C)	7.000	07-15-25		340,000	340,405
Media 3.6%
Altice Financing SA (A)	4.250	08-15-29	EUR	100,000	94,840
Altice Financing SA (A)	5.750	08-15-29		255,000	219,624
Altice France SA (A)	8.125	02-01-27		358,000	328,975
CCO Holdings LLC	4.500	05-01-32		400,000	316,002
CCO Holdings LLC (A)	6.375	09-01-29		514,000	482,912
CCO Holdings LLC (A)	7.375	03-01-31		274,000	265,486
CSC Holdings LLC (A)	11.750	01-31-29		200,000	209,064
DISH Network Corp. (A)	11.750	11-15-27		270,000	281,496
Globo Comunicacao e Participacoes SA (A)	4.875	01-22-30		200,000	173,998
iHeartCommunications, Inc. (C)	8.375	05-01-27		250,000	150,000
LCPR Senior Secured Financing DAC (A)	5.125	07-15-29		245,000	205,878
News Corp. (A)	5.125	02-15-32		111,000	103,408
Paramount Global (6.375% to 3-30-27, then 5 Year CMT + 3.999% to 3-30-32, then 5 Year CMT + 4.249% to 3-30-47, then 5 Year CMT + 4.999%)	6.375	03-30-62		340,000	294,950
Sabre GLBL, Inc. (A)	8.625	06-01-27		179,000	157,550
Sirius XM Radio, Inc. (A)	5.500	07-01-29		400,000	378,262
Stagwell Global LLC (A)	5.625	08-15-29		240,000	214,272
Townsquare Media, Inc. (A)	6.875	02-01-26		112,000	108,047
Virgin Media Finance PLC (A)	5.000	07-15-30		250,000	215,829
Wireless telecommunication services 0.9%
Millicom International Cellular SA (A)	6.250	03-25-29		373,500	362,762
SoftBank Group Corp.	5.125	09-19-27		265,000	254,042
Vmed O2 UK Financing I PLC (A)	3.250	01-31-31	EUR	420,000	402,203
Consumer discretionary 7.9%					9,169,495
Automobile components 0.3%
Clarios Global LP (A)	6.750	05-15-28		172,000	174,082
ZF North America Capital, Inc. (A)	6.875	04-14-28		197,000	201,139
Automobiles 0.3%
Ford Motor Credit Company LLC	4.063	11-01-24		400,000	394,493
Broadline retail 0.6%
Liberty Interactive LLC	8.250	02-01-30		307,000	200,358
Macy’s Retail Holdings LLC (A)	5.875	03-15-30		25,000	23,438
Macy’s Retail Holdings LLC (A)	6.125	03-15-32		25,000	23,269
Prosus NV (A)	2.031	08-03-32	EUR	170,000	143,108
Prosus NV (A)	3.832	02-08-51		200,000	123,329
8	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Broadline retail (continued)
Wand NewCo 3, Inc. (A)	7.625	01-30-32		138,000	$141,795
Diversified consumer services 0.5%
GEMS MENASA Cayman, Ltd. (A)	7.125	07-31-26		325,000	321,110
Sotheby’s (A)	7.375	10-15-27		300,000	288,157
Hotels, restaurants and leisure 5.2%
Affinity Interactive (A)	6.875	12-15-27		305,000	281,335
Allwyn International AS (A)	3.875	02-15-27	EUR	450,000	470,626
Caesars Entertainment, Inc. (A)	7.000	02-15-30		352,000	360,610
Carnival Corp. (A)	5.750	03-01-27		230,000	227,119
Carnival Corp. (A)	6.000	05-01-29		462,000	451,472
Carnival Corp. (A)	7.625	03-01-26		110,000	111,431
Carnival Holdings Bermuda, Ltd. (A)	10.375	05-01-28		200,000	218,193
CEC Entertainment LLC (A)	6.750	05-01-26		260,000	257,433
Champion Path Holdings, Ltd.	4.500	01-27-26		200,000	189,387
Hilton Grand Vacations Borrower Escrow LLC (A)	5.000	06-01-29		179,000	165,842
Hilton Grand Vacations Borrower Escrow LLC (A)	6.625	01-15-32		145,000	145,000
International Game Technology PLC (A)	5.250	01-15-29		240,000	231,985
International Game Technology PLC (A)	6.250	01-15-27		231,000	231,975
Meituan	2.125	10-28-25		200,000	188,421
Mohegan Tribal Gaming Authority (A)	8.000	02-01-26		365,000	344,013
New Red Finance, Inc. (A)	4.375	01-15-28		280,000	262,830
Resorts World Las Vegas LLC (A)	4.625	04-16-29		400,000	364,800
Resorts World Las Vegas LLC	4.625	04-16-29		200,000	182,400
Royal Caribbean Cruises, Ltd. (A)	6.250	03-15-32		43,000	43,115
Royal Caribbean Cruises, Ltd. (A)	9.250	01-15-29		270,000	290,437
Sands China, Ltd.	5.125	08-08-25		200,000	197,121
Studio City Company, Ltd. (A)	7.000	02-15-27		200,000	198,991
Studio City Finance, Ltd.	6.500	01-15-28		200,000	189,690
Wynn Macau, Ltd.	4.875	10-01-24		200,000	197,968
Yum! Brands, Inc. (A)	4.750	01-15-30		250,000	237,165
Household durables 0.6%
KB Home	4.000	06-15-31		251,000	217,929
KB Home	7.250	07-15-30		80,000	82,195
Newell Brands, Inc.	6.375	09-15-27		344,000	333,235
Specialty retail 0.4%
Amer Sports Company (A)	6.750	02-16-31		218,000	216,956
Champions Financing, Inc. (A)	8.750	02-15-29		84,000	85,803
Group 1 Automotive, Inc. (A)	4.000	08-15-28		175,000	159,740
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	9

	Rate (%)	Maturity date	Par value^	Value
Consumer staples 1.2%				$1,420,590
Consumer staples distribution and retail 0.2%
U.S. Foods, Inc. (A)	4.750	02-15-29	195,000	183,060
Food products 0.7%
Darling Ingredients, Inc. (A)	6.000	06-15-30	125,000	123,180
Health & Happiness H&H International Holdings, Ltd.	13.500	06-26-26	200,000	210,857
JBS USA LUX SA	5.750	04-01-33	280,000	271,549
Post Holdings, Inc. (A)	4.500	09-15-31	300,000	267,090
Household products 0.3%
Edgewell Personal Care Company (A)	4.125	04-01-29	160,000	145,790
Edgewell Personal Care Company (A)	5.500	06-01-28	170,000	165,964
Personal care products 0.0%
Oriflame Investment Holding PLC (A)	5.125	05-04-26	200,000	53,100
Energy 7.3%				8,439,164
Energy equipment and services 0.1%
Kodiak Gas Services LLC (A)	7.250	02-15-29	60,000	61,085
Oil, gas and consumable fuels 7.2%
Antero Midstream Partners LP (A)	5.375	06-15-29	190,000	180,710
Ascent Resources Utica Holdings LLC (A)	5.875	06-30-29	180,000	167,349
Bapco Energies BSCC (A)	7.500	10-25-27	450,000	463,434
BP Capital Markets PLC (6.450% to 3-1-34, then 5 Year CMT + 2.403% to 3-1-54, then 5 Year CMT + 3.153%) (D)	6.450	12-01-33	140,000	140,314
Cheniere Energy Partners LP	3.250	01-31-32	125,000	104,474
Cheniere Energy Partners LP	4.000	03-01-31	230,000	205,126
Cheniere Energy Partners LP	4.500	10-01-29	143,000	133,943
Delek Logistics Partners LP (A)	7.125	06-01-28	185,000	177,138
Ecopetrol SA	5.875	05-28-45	285,000	211,103
Enbridge, Inc. (7.625% to 1-15-33, then 5 Year CMT + 4.418% to 1-15-53, then 5 Year CMT + 5.168%)	7.625	01-15-83	511,000	517,502
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	287,000	306,034
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (D)	7.125	05-15-30	830,000	800,012
EnLink Midstream LLC (A)	5.625	01-15-28	291,000	286,726
EQM Midstream Partners LP (A)	4.750	01-15-31	205,000	190,632
EQM Midstream Partners LP (A)	7.500	06-01-30	218,000	231,703
Genesis Energy LP	7.750	02-01-28	215,000	215,002
10	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Genesis Energy LP	8.250	01-15-29	210,000	$213,503
Greenko Solar Mauritius, Ltd.	5.950	07-29-26	200,000	195,978
Hess Midstream Operations LP (A)	5.500	10-15-30	225,000	216,226
HF Sinclair Corp. (A)	5.000	02-01-28	35,000	33,704
Howard Midstream Energy Partners LLC (A)	8.875	07-15-28	173,000	182,299
Indika Energy Capital IV Pte, Ltd.	8.250	10-22-25	300,000	300,827
Kinetik Holdings LP (A)	6.625	12-15-28	70,000	70,861
MC Brazil Downstream Trading SARL (A)	7.250	06-30-31	2,207	1,999
Medco Bell Pte, Ltd.	6.375	01-30-27	200,000	194,241
MEG Energy Corp. (A)	5.875	02-01-29	87,000	84,822
New Fortress Energy, Inc. (A)	6.500	09-30-26	170,000	164,142
NuStar Logistics LP	6.375	10-01-30	235,000	235,665
Parkland Corp. (A)	5.875	07-15-27	350,000	343,484
Petroleos del Peru SA (A)	5.625	06-19-47	310,000	211,002
Petroleos Mexicanos	6.625	06-15-35	635,000	464,395
Sitio Royalties Operating Partnership LP (A)	7.875	11-01-28	84,000	85,856
Southwestern Energy Company	4.750	02-01-32	95,000	86,292
Sunoco LP	4.500	04-30-30	132,000	120,104
Venture Global Calcasieu Pass LLC (A)	4.125	08-15-31	225,000	197,473
Venture Global Calcasieu Pass LLC (A)	6.250	01-15-30	175,000	174,723
Venture Global LNG, Inc. (A)	9.500	02-01-29	275,000	293,209
Viper Energy, Inc. (A)	7.375	11-01-31	171,000	176,072
Financials 13.1%				15,183,012
Banks 8.2%
Axis Bank, Ltd. (4.100% to 3-8-27, then 5 Year CMT + 3.315%) (A)(D)	4.100	09-08-26	200,000	184,198
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (D)	9.625	05-21-33	250,000	267,742
Bank Negara Indonesia Persero Tbk PT (4.300% to 3-24-27, then 5 Year CMT + 3.466%) (D)	4.300	03-24-27	200,000	182,558
Bank of America Corp. (6.100% to 3-17-25, then 3 month CME Term SOFR + 4.160%) (D)	6.100	03-17-25	650,000	649,560
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (D)	6.125	04-27-27	480,000	479,597
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%) (B)	7.700	05-26-84	300,000	300,000
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (D)	8.000	03-15-29	550,000	540,419
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	11

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Barclays PLC (9.625% to 6-15-30, then 5 Year SOFR ICE Swap Rate + 5.775%) (D)	9.625	12-15-29	300,000	$310,181
BNP Paribas SA (6.625% to 3-25-24, then 5 Year SOFR Spread-Adjusted ICE Swap Rate + 4.149%) (A)(D)	6.625	03-25-24	250,000	250,025
BNP Paribas SA (8.000% to 8-22-31, then 5 Year CMT + 3.727%) (A)(D)	8.000	08-22-31	350,000	349,594
Citigroup, Inc. (7.375% to 5-15-28, then 5 Year CMT + 3.209%) (D)	7.375	05-15-28	485,000	495,976
Citizens Financial Group, Inc. (5.650% to 10-6-25, then 5 Year CMT + 5.313%) (D)	5.650	10-06-25	224,000	216,977
Comerica, Inc. (5.625% to 10-1-25, then 5 Year CMT + 5.291%) (D)	5.625	07-01-25	314,000	300,541
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%)	5.982	01-30-30	91,000	89,337
Credit Agricole SA (4.750% to 9-23-29, then 5 Year CMT + 3.237%) (A)(D)	4.750	03-23-29	275,000	236,588
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (A)(D)	8.125	12-23-25	385,000	392,403
Fifth Third Bancorp (5.631% to 1-29-31, then Overnight SOFR + 1.840%)	5.631	01-29-32	169,000	167,488
Fifth Third Bancorp (6.361% to 10-27-27, then SOFR Compounded Index + 2.192%)	6.361	10-27-28	167,000	170,249
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (D)	6.500	04-16-25	440,000	432,330
JPMorgan Chase & Co. (4.600% to 2-1-25, then 3 month CME Term SOFR + 3.125%) (D)	4.600	02-01-25	420,000	408,866
KeyCorp (5.000% to 9-15-26, then 3 month CME Term SOFR + 3.868%) (D)	5.000	09-15-26	164,000	139,732
Popular, Inc.	7.250	03-13-28	209,000	211,912
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (A)(D)	5.375	11-18-30	200,000	161,344
The Bank of East Asia, Ltd. (5.825% to 10-21-25, then 5 Year CMT + 5.527%) (D)	5.825	10-21-25	250,000	233,750
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%)	8.625	10-27-82	690,000	709,881
12	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
The PNC Financial Services Group, Inc. (6.000% to 5-15-27, then 5 Year CMT + 3.000%) (D)	6.000	05-15-27		245,000	$236,721
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%)	8.125	10-31-82		680,000	707,716
Truist Financial Corp. (5.711% to 1-24-34, then Overnight SOFR + 1.922%)	5.711	01-24-35		271,000	268,298
Wells Fargo & Company (7.625% to 9-15-28, then 5 Year CMT + 3.606%) (C)(D)	7.625	09-15-28		342,000	361,880
Capital markets 0.7%
Brookfield Capital Finance LLC	6.087	06-14-33		215,000	222,397
GTCR W-2 Merger Sub LLC (A)	7.500	01-15-31		201,000	209,643
The Goldman Sachs Group, Inc. (7.500% to 2-10-29, then 5 Year CMT + 3.156%) (D)	7.500	02-10-29		400,000	420,610
Consumer finance 0.6%
Ally Financial, Inc.	7.100	11-15-27		300,000	312,368
GTCR W-2 Merger Sub LLC (A)	8.500	01-15-31	GBP	100,000	133,333
OneMain Finance Corp.	9.000	01-15-29		149,000	156,486
Unifin Financiera SAB de CV (A)(E)	9.875	01-28-29		475,000	25,531
World Acceptance Corp. (A)	7.000	11-01-26		75,000	69,375
Financial services 1.2%
Block, Inc.	3.500	06-01-31		340,000	290,045
Corebridge Financial, Inc. (6.875% to 12-15-27, then 5 Year CMT + 3.846%)	6.875	12-15-52		450,000	449,271
Macquarie Airfinance Holdings, Ltd. (A)	8.125	03-30-29		84,000	87,339
Macquarie Airfinance Holdings, Ltd. (A)(C)	8.375	05-01-28		127,000	133,030
Nationstar Mortgage Holdings, Inc. (A)	5.125	12-15-30		125,000	111,576
Nationstar Mortgage Holdings, Inc. (A)	6.000	01-15-27		150,000	147,476
NWD Finance BVI, Ltd. (4.125% to 6-10-28, then 5 Year CMT + 5.858%) (D)	4.125	03-10-28		200,000	110,100
Radian Group, Inc.	6.200	05-15-29		81,000	81,233
Insurance 2.4%
Acrisure LLC (A)	8.250	02-01-29		86,000	84,971
Alliant Holdings Intermediate LLC (A)	6.750	04-15-28		256,000	254,292
Alliant Holdings Intermediate LLC (A)	7.000	01-15-31		188,000	187,265
Allianz SE (6.350% to 9-6-33, then 5 Year CMT + 3.232%) (A)	6.350	09-06-53		400,000	417,190
AmWINS Group, Inc. (A)	6.375	02-15-29		129,000	129,084
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	13

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Insurance (continued)
HUB International, Ltd. (A)	7.250	06-15-30		213,000	$217,283
HUB International, Ltd. (A)	7.375	01-31-32		103,000	103,326
Lincoln National Corp. (9.250% to 3-1-28, then 5 Year CMT + 5.318%) (D)	9.250	12-01-27		320,000	344,834
Prudential Financial, Inc. (6.000% to 9-1-32, then 5 Year CMT + 3.234%)	6.000	09-01-52		400,000	398,918
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (A)(D)	6.500	11-13-26		800,000	562,428
USI, Inc. (A)	7.500	01-15-32		68,000	67,745
Health care 1.6%					1,833,003
Health care equipment and supplies 0.2%
Varex Imaging Corp. (A)	7.875	10-15-27		204,000	206,244
Health care providers and services 1.0%
DaVita, Inc. (A)	3.750	02-15-31		245,000	201,042
DaVita, Inc. (A)	4.625	06-01-30		350,000	307,876
Rede D’or Finance Sarl (A)	4.500	01-22-30		200,000	179,164
Select Medical Corp. (A)	6.250	08-15-26		330,000	329,168
Tenet Healthcare Corp.	5.125	11-01-27		185,000	181,090
Pharmaceuticals 0.4%
Organon & Company (A)	5.125	04-30-31		245,000	209,994
Viatris, Inc.	4.000	06-22-50		320,000	218,425
Industrials 5.1%					5,969,467
Aerospace and defense 0.5%
TransDigm, Inc. (A)	6.375	03-01-29		209,000	209,945
TransDigm, Inc. (A)	6.750	08-15-28		282,000	285,372
TransDigm, Inc. (A)	7.125	12-01-31		113,000	115,918
Air freight and logistics 0.2%
Simpar Finance Sarl (A)	10.750	02-12-28	BRL	1,190,000	192,728
Building products 0.2%
Builders FirstSource, Inc. (A)	5.000	03-01-30		225,000	212,462
Commercial services and supplies 1.4%
Albion Financing 1 SARL (A)	5.250	10-15-26	EUR	100,000	107,586
Allied Universal Holdco LLC (A)	7.875	02-15-31		37,000	36,744
APX Group, Inc. (A)	6.750	02-15-27		200,000	200,274
Cimpress PLC	7.000	06-15-26		245,000	243,937
Clean Harbors, Inc. (A)	6.375	02-01-31		153,000	152,102
Elis SA	1.625	04-03-28	EUR	300,000	297,191
GFL Environmental, Inc. (A)	6.750	01-15-31		119,000	121,720
14	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
Prime Security Services Borrower LLC (A)	3.375	08-31-27	225,000	$205,985
VT Topco, Inc. (A)	8.500	08-15-30	200,000	208,590
Construction and engineering 0.6%
Global Infrastructure Solutions, Inc. (A)	5.625	06-01-29	190,000	171,849
IHS Netherlands Holdco BV (A)	8.000	09-18-27	400,000	357,543
MasTec, Inc. (A)	6.625	08-15-29	160,000	147,547
Electrical equipment 0.4%
Emerald Debt Merger Sub LLC (A)	6.625	12-15-30	331,000	332,159
Vertiv Group Corp. (A)	4.125	11-15-28	199,000	183,605
Ground transportation 0.3%
Uber Technologies, Inc. (A)	8.000	11-01-26	400,000	407,038
Machinery 0.1%
Madison IAQ LLC (A)	5.875	06-30-29	124,000	110,712
Passenger airlines 0.3%
American Airlines 2017-1 Class B Pass Through Trust	4.950	02-15-25	69,115	68,086
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	119,794	120,944
United Airlines, Inc. (A)	4.375	04-15-26	220,000	211,742
Professional services 0.3%
Concentrix Corp.	6.850	08-02-33	138,000	134,936
TriNet Group, Inc. (A)	7.125	08-15-31	201,000	204,746
Trading companies and distributors 0.5%
Beacon Roofing Supply, Inc. (A)	6.500	08-01-30	155,000	155,839
WESCO Distribution, Inc. (A)	6.375	03-15-29	401,000	401,037
Transportation infrastructure 0.3%
GMR Hyderabad International Airport, Ltd.	4.250	10-27-27	200,000	184,250
JSW Infrastructure, Ltd. (A)	4.950	01-21-29	200,000	186,880
Information technology 1.9%				2,185,393
Communications equipment 0.1%
CommScope, Inc. (A)	6.000	03-01-26	76,000	68,400
IT services 0.2%
Sixsigma Networks Mexico SA de CV (A)	7.500	05-02-25	200,000	192,000
Semiconductors and semiconductor equipment 0.2%
Qorvo, Inc. (A)	3.375	04-01-31	330,000	278,020
Software 0.8%
Consensus Cloud Solutions, Inc. (A)	6.000	10-15-26	141,000	133,904
Consensus Cloud Solutions, Inc. (A)	6.500	10-15-28	275,000	244,646
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	15

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Software (continued)
NCR Voyix Corp. (A)	5.125	04-15-29		95,000	$88,082
NCR Voyix Corp. (A)	5.250	10-01-30		185,000	167,112
UKG, Inc. (A)	6.875	02-01-31		121,000	122,258
Ziff Davis, Inc. (A)	4.625	10-15-30		180,000	161,424
Technology hardware, storage and peripherals 0.6%
Seagate HDD Cayman	4.125	01-15-31		109,000	95,741
Seagate HDD Cayman	9.625	12-01-32		392,800	443,903
Xerox Holdings Corp. (A)	5.500	08-15-28		210,000	189,903
Materials 2.1%					2,459,919
Chemicals 0.4%
Braskem Idesa SAPI (A)	6.990	02-20-32		325,000	234,327
SCIL IV LLC (A)	5.375	11-01-26		200,000	193,782
Construction materials 0.1%
West China Cement, Ltd.	4.950	07-08-26		200,000	156,616
Containers and packaging 0.6%
Ardagh Packaging Finance PLC (A)	5.250	08-15-27		340,000	246,518
Clydesdale Acquisition Holdings, Inc. (A)	8.750	04-15-30		150,000	142,778
Graham Packaging Company, Inc. (A)	7.125	08-15-28		120,000	106,355
OI European Group BV (A)	6.250	05-15-28	EUR	100,000	112,152
Sealed Air Corp. (A)	5.000	04-15-29		51,000	48,312
Sealed Air Corp. (A)	6.125	02-01-28		87,000	86,734
Metals and mining 1.0%
Adaro Indonesia PT	4.250	10-31-24		250,000	245,014
First Quantum Minerals, Ltd. (A)	7.500	04-01-25		209,000	209,000
Gold Fields Orogen Holdings BVI, Ltd. (A)	6.125	05-15-29		475,000	480,920
Indonesia Asahan Aluminium PT	4.750	05-15-25		200,000	197,411
Real estate 1.6%					1,891,115
Health care REITs 0.1%
Diversified Healthcare Trust	9.750	06-15-25		170,000	169,238
Real estate management and development 0.7%
Agile Group Holdings, Ltd.	6.050	10-13-25		400,000	52,352
China SCE Group Holdings, Ltd. (E)	7.375	04-09-24		200,000	12,700
Country Garden Holdings Company, Ltd. (E)	3.125	10-22-25		200,000	15,326
Country Garden Holdings Company, Ltd. (E)	5.625	01-14-30		350,000	27,237
Elect Global Investments, Ltd. (D)	4.850	04-01-24		200,000	134,818
Greystar Real Estate Partners LLC (A)	7.750	09-01-30		117,000	121,381
KWG Group Holdings, Ltd. (E)	6.000	01-14-24		237,500	21,375
16	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Real estate management and development (continued)
Powerlong Real Estate Holdings, Ltd.	6.250	08-10-24	200,000	$18,000
RKPF Overseas 2019 A, Ltd.	6.000	09-04-25	200,000	110,100
Wanda Properties Global Company, Ltd.	11.000	02-13-26	200,000	132,000
Yanlord Land HK Company, Ltd.	5.125	05-20-26	200,000	150,808
Zhenro Properties Group, Ltd. (E)	7.875	04-14-24	200,000	2,000
Specialized REITs 0.8%
Iron Mountain Information Management Services, Inc. (A)	5.000	07-15-32	245,000	219,039
Outfront Media Capital LLC (A)	7.375	02-15-31	68,000	70,970
Uniti Group LP (A)	10.500	02-15-28	194,000	200,809
VICI Properties LP (A)	4.625	12-01-29	465,000	432,962
Utilities 4.2%				4,848,981
Electric utilities 2.2%
Alexander Funding Trust II (A)	7.467	07-31-28	173,000	181,065
Comision Federal de Electricidad (A)	3.348	02-09-31	175,000	147,548
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (D)	5.375	03-15-26	300,000	289,156
Edison International (7.875% to 6-15-29, then 5 Year CMT + 3.658%)	7.875	06-15-54	165,000	168,208
Edison International (8.125% to 6-15-28, then 5 Year CMT + 3.864%)	8.125	06-15-53	360,000	369,465
NextEra Energy Capital Holdings, Inc. (5.650% to 5-1-29, then 3 month LIBOR + 3.156%)	5.650	05-01-79	600,000	575,523
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (A)(D)	10.250	03-15-28	270,000	286,435
PPL Capital Funding, Inc. (3 month CME Term SOFR + 2.927%) (F)	8.275	03-30-67	550,000	537,630
Gas utilities 0.2%
Superior Plus LP (A)	4.500	03-15-29	245,000	221,725
Independent power and renewable electricity producers 1.5%
Adani Green Energy, Ltd. (A)	4.375	09-08-24	200,000	197,270
Calpine Corp. (A)	4.500	02-15-28	369,000	347,578
India Clean Energy Holdings (A)	4.500	04-18-27	300,000	272,493
Inversiones Latin America Power SpA (0.000% Cash and 11.500% PIK) (A)	11.500	06-15-33	245,272	213,387
Inversiones Latin America Power, Ltda. (A)(E)	5.125	06-15-33	6,067	3,228
Talen Energy Supply LLC (A)	8.625	06-01-30	172,000	181,467
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	17

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Independent power and renewable electricity producers (continued)
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (A)(D)	8.000	10-15-26	320,000	$320,000
Vistra Corp. (8.875% to 1-15-29, then 5 Year CMT + 5.045%) (A)(D)	8.875	01-15-29	239,000	243,117
Multi-utilities 0.3%

Sempra (4.875% to 10-15-25, then 5 Year CMT + 4.550%) (D)	4.875	10-15-25	300,000	293,686
Convertible bonds 0.0%				$16,353
(Cost $63,846)
Utilities 0.0%				16,353
Independent power and renewable electricity producers 0.0%

ILAP Holdings, Ltd. (0.000% Cash and 5.000% PIK) (A)	5.000	06-15-33	163,527	16,353
Capital preferred securities 0.2%				$256,899
(Cost $292,200)
Financials 0.2%				256,899
Insurance 0.2%

MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month LIBOR + 3.960%) (A)	7.875	12-15-67	240,000	256,899
Term loans (G) 2.2%				$2,494,933
(Cost $2,548,977)
Communication services 0.6%				680,213
Diversified telecommunication services 0.2%
Zayo Group Holdings, Inc., 2022 USD Incremental Term Loan B (1 month CME Term SOFR + 4.325%)	9.651	03-09-27	261,668	235,583
Interactive media and services 0.3%
Arches Buyer, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.250%)	8.676	12-06-27	313,107	299,409
Media 0.1%
AP Core Holdings II LLC, High-Yield Term Loan B2 (1 month CME Term SOFR + 5.500%)	10.941	09-01-27	149,000	145,221
Consumer discretionary 0.2%				206,640
Hotels, restaurants and leisure 0.2%
IRB Holding Corp., 2024 Term Loan B (H)	TBD	12-15-27	207,000	206,640
18	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials 0.4%				$445,473
Insurance 0.4%
Acrisure LLC, 2020 Term Loan B (H)	TBD	02-15-27	211,000	210,407
AssuredPartners, Inc., 2020 Term Loan B (H)	TBD	02-12-27	235,000	235,066
Health care 0.4%				485,405
Health care providers and services 0.2%
Mamba Purchaser, Inc., 2021 Term Loan (1 month CME Term SOFR + 3.500%)	8.941	10-16-28	207,417	206,950
Pharmaceuticals 0.2%
Bausch Health Americas, Inc., 2022 Term Loan B (1 month CME Term SOFR + 5.250%)	10.671	02-01-27	351,500	278,455
Industrials 0.5%				577,051
Commercial services and supplies 0.2%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B (H)	TBD	05-12-28	210,000	209,028
Passenger airlines 0.3%
AAdvantage Loyalty IP, Ltd., 2021 Term Loan (3 month CME Term SOFR + 4.750%)	10.329	04-20-28	361,250	368,023
Information technology 0.1%				100,151
Software 0.1%

Quest Software, Inc., 2022 Term Loan (3 month CME Term SOFR + 4.250%)	9.713	02-01-29	127,065	100,151
Collateralized mortgage obligations 0.3%				$423,406
(Cost $411,772)
Commercial and residential 0.3%				423,406
BX Commercial Mortgage Trust

Series 2019-XL, Class F (1 month CME Term SOFR + 2.114%) (A)(F)	7.432	10-15-36	425,000	423,406
Asset backed securities 2.1%				$2,411,868
(Cost $2,459,613)
Asset backed securities 2.1%				2,411,868
Concord Music Royalties LLC
Series 2022-1A, Class A2 (A)	6.500	01-20-73	285,000	286,134
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class B (A)	5.450	04-20-48	268,004	246,374
Driven Brands Funding LLC
Series 2019-1A, Class A2 (A)	4.641	04-20-49	332,500	321,364
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (A)	4.970	08-25-49	121,250	115,645
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	19

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
MVW LLC
Series 2023-1A, Class D (A)	8.830	10-20-40	396,897	$395,972
Neighborly Issuer LLC
Series 2023-1A, Class A2 (A)	7.308	01-30-53	423,720	429,111
SERVPRO Master Issuer LLC
Series 2024-1A, Class A2 (A)	6.174	01-25-54	168,503	170,045
Sonic Capital LLC
Series 2020-1A, Class A2II (A)	4.336	01-20-50	194,930	181,426
VR Funding LLC
Series 2020-1A, Class A (A)	2.790	11-15-50	297,290	265,797

	Shares	Value
Common stocks 30.8%		$35,739,950
(Cost $33,203,589)
Communication services 1.9%		2,263,167
Diversified telecommunication services 1.3%
AT&T, Inc.	16,756	283,679
BCE, Inc.	5,496	203,941
HKT Trust & HKT, Ltd.	70,752	86,265
Swisscom AG	149	85,165
Telefonica SA	41,311	169,481
Telia Company AB	46,965	111,783
TELUS Corp.	11,651	203,205
Verizon Communications, Inc.	11,251	450,265
Media 0.4%
Comcast Corp., Class A	9,313	399,062
Sirius XM Holdings, Inc.	10,638	47,020
Wireless telecommunication services 0.2%
SoftBank Corp.	8,900	117,066
Tele2 AB, B Shares	12,666	106,235
Consumer discretionary 2.2%		2,589,998
Automobiles 0.5%
Bayerische Motoren Werke AG	2,137	252,782
Ferrari NV	169	71,329
Mercedes-Benz Group AG	1,734	138,173
Toyota Motor Corp.	4,700	113,206
Distributors 0.2%
Genuine Parts Company	1,705	254,488
Hotels, restaurants and leisure 0.6%
Starbucks Corp.	1,115	105,814
Texas Roadhouse, Inc.	3,743	559,092
Household durables 0.3%
Garmin, Ltd.	2,422	332,662
20	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Consumer discretionary (continued)
Household durables (continued)
PulteGroup, Inc.	534	$57,875
Leisure products 0.0%
Sankyo Company, Ltd.	3,000	34,271
Specialty retail 0.3%
The Home Depot, Inc.	594	226,082
Williams-Sonoma, Inc.	397	93,505
Textiles, apparel and luxury goods 0.3%
Cie Financiere Richemont SA, A Shares	365	58,100
Hermes International SCA	48	120,112
LVMH Moet Hennessy Louis Vuitton SE	189	172,507
Consumer staples 2.2%		2,576,678
Consumer staples distribution and retail 0.3%
J Sainsbury PLC	61,042	192,699
Target Corp.	399	61,015
Walmart, Inc.	1,731	101,454
Food products 0.5%
Conagra Brands, Inc.	10,135	284,591
Kellanova	6,344	349,872
WK Kellogg Company	253	3,704
Household products 0.4%
Colgate-Palmolive Company	2,309	199,775
Kimberly-Clark Corp.	2,438	295,412
Personal care products 0.3%
L’Oreal SA	118	56,365
Unilever PLC	5,000	244,171
Tobacco 0.7%
Altria Group, Inc.	10,862	444,364
British American Tobacco PLC	7,339	218,052
Imperial Brands PLC	5,812	125,204
Energy 1.5%		1,708,538
Oil, gas and consumable fuels 1.5%
Chevron Corp.	2,545	386,865
ENEOS Holdings, Inc.	35,900	154,894
Eni SpA	4,881	75,160
Exxon Mobil Corp.	3,840	401,357
Freehold Royalties, Ltd.	12,647	128,227
Marathon Petroleum Corp.	359	60,754
The Williams Companies, Inc.	6,403	230,124
Valero Energy Corp.	677	95,768
Woodside Energy Group, Ltd.	8,890	175,389
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	21

	Shares	Value
Financials 5.2%		$5,990,400
Banks 1.9%
Bank Leumi Le-Israel BM	11,041	92,575
BOC Hong Kong Holdings, Ltd.	76,833	201,856
Canadian Imperial Bank of Commerce	2,048	96,911
ING Groep NV	5,382	74,066
JPMorgan Chase & Co.	366	68,098
KBC Group NV	1,139	80,234
KeyCorp	4,477	63,887
M&T Bank Corp.	973	135,967
Nordea Bank ABP	10,546	128,381
Oversea-Chinese Banking Corp., Ltd.	24,700	238,575
The Bank of Nova Scotia	4,220	204,633
The Toronto-Dominion Bank	1,297	77,878
Truist Financial Corp.	1,775	62,090
U.S. Bancorp	9,725	408,061
United Overseas Bank, Ltd.	10,300	214,329
Capital markets 1.5%
abrdn PLC	37,958	75,589
Ares Capital Corp.	19,090	386,191
BlackRock, Inc.	152	123,324
Blue Owl Capital Corp.	26,926	406,044
CME Group, Inc.	871	191,925
Daiwa Securities Group, Inc.	12,800	94,370
DWS Group GmbH & Company KGaA (A)	2,287	93,749
Northern Trust Corp.	789	64,801
Partners Group Holding AG	100	143,787
S&P Global, Inc.	493	211,191
Financial services 0.6%
Banca Mediolanum SpA	7,907	85,105
Mitsubishi HC Capital, Inc.	35,600	245,990
The Western Union Company	12,549	168,282
Visa, Inc., Class A	721	203,783
Insurance 1.2%
Cincinnati Financial Corp.	1,094	124,716
Everest Group, Ltd.	520	191,818
MS&AD Insurance Group Holdings, Inc.	6,300	314,825
Phoenix Group Holdings PLC	9,648	60,763
Sompo Holdings, Inc.	3,800	222,778
The Allstate Corp.	1,082	172,601
Zurich Insurance Group AG	491	261,227
Health care 4.3%		5,016,458
Biotechnology 0.9%
AbbVie, Inc.	2,753	484,666
22	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care (continued)
Biotechnology (continued)
Amgen, Inc.	922	$252,471
Gilead Sciences, Inc.	4,070	293,447
Health care equipment and supplies 0.3%
Abbott Laboratories	553	65,608
Medtronic PLC	3,273	272,837
Straumann Holding AG	215	33,983
Health care providers and services 0.5%
Cardinal Health, Inc.	3,417	382,636
CVS Health Corp.	1,715	127,545
UnitedHealth Group, Inc.	106	52,322
Pharmaceuticals 2.6%
AstraZeneca PLC	549	69,203
Bristol-Myers Squibb Company	6,728	341,446
Eli Lilly & Company	439	330,866
GSK PLC	7,878	164,795
Johnson & Johnson	2,772	447,345
Merck & Company, Inc.	3,803	483,551
Novartis AG	1,663	167,793
Novo Nordisk A/S, Class B	2,065	246,490
Orion OYJ, Class B	2,384	93,729
Pfizer, Inc.	10,460	277,818
Roche Holding AG	397	103,800
Sanofi SA	915	87,213
Takeda Pharmaceutical Company, Ltd.	8,100	236,894
Industrials 3.2%		3,683,762
Air freight and logistics 0.4%
Deutsche Post AG	2,067	95,979
United Parcel Service, Inc., Class B	2,265	335,809
Electrical equipment 0.2%
Emerson Electric Company	915	97,768
Schneider Electric SE	690	156,832
Ground transportation 0.3%
Old Dominion Freight Line, Inc.	306	135,399
Seino Holdings Company, Ltd.	5,900	83,514
Union Pacific Corp.	235	59,617
Industrial conglomerates 0.5%
3M Company	2,620	241,354
CK Hutchison Holdings, Ltd.	39,578	199,912
Siemens AG	648	128,284
Machinery 0.7%
Atlas Copco AB, A Shares	3,380	58,718
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	23

	Shares	Value
Industrials (continued)
Machinery (continued)
Cummins, Inc.	1,588	$426,553
Parker-Hannifin Corp.	149	79,782
Snap-on, Inc.	674	185,795
VAT Group AG (A)	180	90,351
Marine transportation 0.1%
Kuehne + Nagel International AG	391	131,644
Professional services 0.4%
Adecco Group AG	1,429	57,285
Paychex, Inc.	3,439	421,690
Persol Holdings Company, Ltd.	19,500	28,254
Trading companies and distributors 0.6%
Fastenal Company	4,079	297,808
ITOCHU Corp.	3,400	147,699
Marubeni Corp.	3,300	54,688
Sumitomo Corp.	7,200	169,027
Information technology 7.6%		8,855,550
Communications equipment 0.3%
Cisco Systems, Inc.	7,728	373,803
Electronic equipment, instruments and components 0.2%
Macnica Holdings, Inc.	1,000	55,353
Venture Corp., Ltd.	14,300	149,040
IT services 0.9%
Accenture PLC, Class A	1,251	468,850
Capgemini SE	279	67,865
Cognizant Technology Solutions Corp., Class A	811	64,085
IBM Corp.	2,421	447,958
Semiconductors and semiconductor equipment 2.4%
Analog Devices, Inc.	633	121,422
ASM International NV	77	47,028
ASML Holding NV	226	214,474
Broadcom, Inc.	366	475,979
Disco Corp.	200	65,177
Infineon Technologies AG	2,054	73,750
Intel Corp.	5,541	238,540
Monolithic Power Systems, Inc.	108	77,764
NVIDIA Corp.	941	744,444
Qualcomm, Inc.	858	135,384
STMicroelectronics NV	1,254	56,941
Texas Instruments, Inc.	2,400	401,592
Tokyo Electron, Ltd.	400	99,244
24	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
Software 2.8%
Constellation Software, Inc.	54	$150,339
Dassault Systemes SE	1,034	48,454
Intuit, Inc.	697	462,034
Microsoft Corp.	3,464	1,432,831
Nemetschek SE	666	63,802
Oracle Corp.	3,694	412,546
Oracle Corp. Japan	2,100	161,015
Roper Technologies, Inc.	819	446,134
SAP SE	803	150,477
Technology hardware, storage and peripherals 1.0%
Apple, Inc.	5,630	1,017,623
Canon, Inc.	4,500	131,602
Materials 1.2%		1,403,748
Chemicals 0.4%
Air Products & Chemicals, Inc.	565	132,233
ICL Group, Ltd.	24,306	129,097
Tosoh Corp.	11,000	149,894
Wacker Chemie AG	782	85,535
Construction materials 0.2%
Holcim, Ltd. (I)	2,017	164,627
Containers and packaging 0.3%
Packaging Corp. of America	2,117	383,579
Metals and mining 0.3%
BHP Group, Ltd.	4,857	139,232
Fortescue, Ltd.	2,724	45,976
Labrador Iron Ore Royalty Corp.	3,624	80,777
Rio Tinto PLC	476	30,536
Southern Copper Corp.	770	62,262
Real estate 0.3%		300,429
Industrial REITs 0.1%
CapitaLand Ascendas REIT	39,000	79,480
Real estate management and development 0.1%
CK Asset Holdings, Ltd.	36,262	166,806
Specialized REITs 0.1%
VICI Properties, Inc.	1,809	54,143
Utilities 1.2%		1,351,222
Electric utilities 0.6%
Endesa SA	9,951	179,219
Power Assets Holdings, Ltd.	28,998	174,021
Redeia Corp. SA	8,178	130,115
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	25

	Shares	Value
Utilities (continued)
Electric utilities (continued)
The Southern Company	830	$55,818
Xcel Energy, Inc.	1,949	102,693
Gas utilities 0.3%
Enagas SA	9,125	131,793
Snam SpA	45,818	214,038
Multi-utilities 0.3%
Algonquin Power & Utilities Corp.	13,400	269,876

National Grid PLC	7,157	93,649
Preferred securities 2.5%		$2,882,287
(Cost $3,155,053)
Communication services 0.3%		371,306
Wireless telecommunication services 0.3%
Telephone & Data Systems, Inc., 6.625%	20,125	371,306
Consumer discretionary 0.1%		127,300
Broadline retail 0.1%
Qurate Retail, Inc., 8.000%	2,500	127,300
Financials 1.2%		1,349,054
Financial services 0.4%
Apollo Global Management, Inc., 7.625% (7.625% to 12-15-28, then 5 Year CMT + 3.226%)	14,600	390,550
Insurance 0.8%
Reinsurance Group of America, Inc., 7.125% (7.125% to 10-15-27, then 5 Year CMT + 3.456%)	26,575	695,734
The Allstate Corp., 7.375%	9,650	262,770
Industrials 0.1%		174,648
Trading companies and distributors 0.1%
FTAI Aviation, Ltd., 8.250% (8.250% to 6-15-26, then 5 Year CMT + 7.378%)	6,725	174,648
Real estate 0.2%		215,981
Hotel and resort REITs 0.2%
Pebblebrook Hotel Trust, 6.375%	10,275	215,981
Utilities 0.6%		643,998
Electric utilities 0.3%
NextEra Energy, Inc., 6.926% (C)	7,750	271,560
Multi-utilities 0.3%
Algonquin Power & Utilities Corp., 6.200% (6.200% to 7-1-24, then 3 month LIBOR + 4.010% to 7-1-29, then 3 month LIBOR + 4.260% to 7-1-49, then 3 month LIBOR + 5.010%)	14,750	372,438
26	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value

Warrants 0.0%		$0
(Cost $0)
Constellation Software, Inc. (Expiration Date: 3-31-40) (I)(J)(K)	21	0

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 7.6%				$8,780,000
(Cost $8,778,554)
U.S. Government 1.6%				1,787,352
U.S. Treasury Bill	5.308	04-18-24	1,800,000	1,787,352

	Yield (%)	Shares	Value
Short-term funds 6.0%			6,992,648
John Hancock Collateral Trust (L)	5.2759(M)	699,237	6,992,648

Total investments (Cost $119,130,851) 100.8%	$116,880,805
Other assets and liabilities, net (0.8%)	(950,739)
Total net assets 100.0%	$115,930,066

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling

Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $39,719,874 or 34.3% of the fund’s net assets as of 2-29-24.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	All or a portion of this security is on loan as of 2-29-24.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Non-income producing - Issuer is in default.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(H)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	27

(I)	Non-income producing security.
(J)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(K)	Strike price and/or expiration date not available.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $978,462.
(M)	The rate shown is the annualized seven-day yield as of 2-29-24.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
28	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	1,260,466	EUR	1,148,925	RBC	3/20/2024	$17,910	—
USD	140,001	GBP	110,000	MSCS	3/20/2024	1,136	—
						$19,046	—
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	40.00	Mar 2024	17	1,700	$272	$(247)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	41.00	Mar 2024	16	1,600	480	(104)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	41.00	Mar 2024	10	1,000	310	(140)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	41.50	Mar 2024	11	1,100	187	(72)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	41.50	Mar 2024	17	1,700	442	(213)
							$1,691	$(776)
Puts
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	38.50	Mar 2024	55	5,500	$2,583	$(193)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	40.00	Mar 2024	54	5,400	2,807	(1,836)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	40.00	Mar 2024	26	2,600	1,143	(1,183)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	40.50	Mar 2024	27	2,700	1,808	(1,971)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	40.50	Mar 2024	53	5,300	3,073	(4,214)
							$11,414	$(9,397)
							$13,105	$(10,173)

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	29

Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
UBS	FTSE 100 Index	GBP	7,750.00	Mar 2024	4	4	$105	—
GSI	FTSE 100 Index	GBP	7,650.00	Mar 2024	4	4	176	$(126)
GSI	FTSE 100 Index	GBP	7,775.00	Mar 2024	3	3	133	(62)
UBS	Nikkei 225 Index	JPY	37,250.00	Mar 2024	399	399	596	(5,101)
UBS	Nikkei 225 Index	JPY	39,000.00	Mar 2024	394	394	576	(1,209)
UBS	Nikkei 225 Index	JPY	39,375.00	Mar 2024	404	404	838	(1,157)
GSI	Nikkei 225 Index	JPY	40,375.00	Mar 2024	389	389	836	(617)
							$3,260	$(8,272)
Exchange-traded	EURO STOXX 50 Index	EUR	4,750.00	Mar 2024	4	40	832	(5,921)
Exchange-traded	EURO STOXX 50 Index	EUR	4,825.00	Mar 2024	4	40	962	(3,236)
Exchange-traded	EURO STOXX 50 Index	EUR	4,850.00	Mar 2024	4	40	1,061	(3,007)
Exchange-traded	EURO STOXX 50 Index	EUR	4,950.00	Mar 2024	4	40	1,011	(1,076)
Exchange-traded	FTSE 100 Index	GBP	7,825.00	Mar 2024	1	10	441	(76)
Exchange-traded	S&P 500 Index	USD	5,045.00	Mar 2024	1	100	2,319	(4,710)
Exchange-traded	S&P 500 Index	USD	5,125.00	Mar 2024	2	200	5,121	(3,810)
Exchange-traded	S&P 500 Index	USD	5,085.00	Mar 2024	3	300	7,464	(15,445)
Exchange-traded	S&P 500 Index	USD	5,210.00	Mar 2024	2	200	4,598	(3,310)
							$23,809	$(40,591)
Puts
UBS	FTSE 100 Index	GBP	7,625.00	Mar 2024	6	6	$564	$(107)
GSI	FTSE 100 Index	GBP	7,500.00	Mar 2024	6	6	418	(81)
GSI	FTSE 100 Index	GBP	7,675.00	Mar 2024	6	6	523	(789)
UBS	Nikkei 225 Index	JPY	36,375.00	Mar 2024	346	346	1,515	—
UBS	Nikkei 225 Index	JPY	37,875.00	Mar 2024	335	335	1,504	(104)
UBS	Nikkei 225 Index	JPY	38,375.00	Mar 2024	334	334	1,358	(507)
GSI	Nikkei 225 Index	JPY	39,250.00	Mar 2024	329	329	1,431	(1,523)
							$7,313	$(3,111)
Exchange-traded	EURO STOXX 50 Index	EUR	4,650.00	Mar 2024	3	30	1,728	(13)
Exchange-traded	EURO STOXX 50 Index	EUR	4,725.00	Mar 2024	3	30	1,607	(84)
Exchange-traded	EURO STOXX 50 Index	EUR	4,775.00	Mar 2024	3	30	1,752	(381)
Exchange-traded	EURO STOXX 50 Index	EUR	4,850.00	Mar 2024	1	10	475	(377)
Exchange-traded	EURO STOXX 50 Index	EUR	4,875.00	Mar 2024	2	20	1,178	(945)
Exchange-traded	FTSE 100 Index	GBP	7,725.00	Mar 2024	1	10	1,009	(1,720)
30	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Options on index (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Exchange-traded	S&P 500 Index	USD	4,955.00	Mar 2024	2	200	$11,120	$(35)
Exchange-traded	S&P 500 Index	USD	5,040.00	Mar 2024	2	200	10,798	(2,800)
Exchange-traded	S&P 500 Index	USD	4,980.00	Mar 2024	2	200	11,673	(2,500)
Exchange-traded	S&P 500 Index	USD	5,100.00	Mar 2024	2	200	11,950	(10,940)
							$53,290	$(19,795)
							$87,672	$(71,769)

Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
USD	U.S. Dollar

Derivatives Abbreviations
GSI	Goldman Sachs International
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
UBS	UBS AG
At 2-29-24, the aggregate cost of investments for federal income tax purposes was $119,429,955. Net unrealized depreciation aggregated to $2,612,046, of which $5,810,410 related to gross unrealized appreciation and $8,422,456 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	31

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-29-24 (unaudited)

Assets
Unaffiliated investments, at value (Cost $112,139,559) including $954,357 of securities loaned	$109,888,157
Affiliated investments, at value (Cost $6,991,292)	6,992,648
Total investments, at value (Cost $119,130,851)	116,880,805
Unrealized appreciation on forward foreign currency contracts	19,046
Cash	294,182
Foreign currency, at value (Cost $247,840)	247,151
Dividends and interest receivable	1,212,187
Receivable for fund shares sold	17
Receivable for investments sold	476,493
Receivable for securities lending income	1,858
Receivable from affiliates	999
Other assets	45,327
Total assets	119,178,065
Liabilities
Written options, at value (Premiums received $100,777)	81,942
Payable for investments purchased	1,541,795
Payable for delayed delivery securities purchased	589,815
Payable upon return of securities loaned	977,975
Payable to affiliates
Accounting and legal services fees	6,684
Transfer agent fees	637
Trustees’ fees	67
Other liabilities and accrued expenses	49,084
Total liabilities	3,247,999
Net assets	$115,930,066
Net assets consist of
Paid-in capital	$130,351,998
Total distributable earnings (loss)	(14,421,932)
Net assets	$115,930,066

32	JOHN HANCOCK Multi-Asset High Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES 2-29-24 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($5,925,261 ÷ 675,356 shares)[1]	$8.77
Class C ($472,736 ÷ 54,168 shares)[1]	$8.73
Class I ($408,730 ÷ 46,539 shares)	$8.78
Class R6 ($1,230,149 ÷ 139,876 shares)	$8.79
Class NAV ($107,893,190 ÷ 11,605,600 shares)	$9.30
Maximum offering price per share
Class A (net asset value per share ÷ 95.5%)[2]	$9.18

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset High Income Fund	33

STATEMENT OF OPERATIONS For the six months ended 2-29-24 (unaudited)

Investment income
Interest	$2,491,351
Dividends	701,877
Dividends from affiliated investments	123,307
Securities lending	11,454
Other income	71
Less foreign taxes withheld	(21,441)
Total investment income	3,306,619
Expenses
Investment management fees	238,564
Distribution and service fees	9,490
Accounting and legal services fees	13,724
Transfer agent fees	4,054
Trustees’ fees	1,929
Custodian fees	31,350
State registration fees	27,112
Printing and postage	8,139
Professional fees	29,849
Other	10,100
Total expenses	374,311
Less expense reductions	(65,400)
Net expenses	308,911
Net investment income	2,997,708
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(2,080,133)
Affiliated investments	1,311
Forward foreign currency contracts	(10,868)
Written options	(55,562)
(2,145,252)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	7,014,219
Affiliated investments	852
Forward foreign currency contracts	39,357
Written options	(35,020)
7,019,408
Net realized and unrealized gain	4,874,156
Increase in net assets from operations	$7,871,864
34	JOHN HANCOCK Multi-Asset High Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-29-24 (unaudited)	Year ended 8-31-23
Increase (decrease) in net assets
From operations
Net investment income	$2,997,708	$6,314,098
Net realized loss	(2,145,252)	(5,640,763)
Change in net unrealized appreciation (depreciation)	7,019,408	4,129,957
Increase in net assets resulting from operations	7,871,864	4,803,292
Distributions to shareholders
From earnings
Class A	(151,280)	(297,236)
Class C	(10,268)	(30,902)
Class I	(10,209)	(27,389)
Class R6	(32,854)	(70,231)
Class NAV	(2,814,937)	(7,141,424)
Total distributions	(3,019,548)	(7,567,182)
From fund share transactions	(5,941,159)	(4,623,223)
Total decrease	(1,088,843)	(7,387,113)
Net assets
Beginning of period	117,018,909	124,406,022
End of period	$115,930,066	$117,018,909
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset High Income Fund	35

Financial highlights
CLASS A SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$8.42	$8.65	$10.52	$9.86	$9.88	$9.67
Net investment income[2]	0.21	0.43	0.39	0.37	0.30	0.31
Net realized and unrealized gain (loss) on investments	0.36	(0.12)	(1.28)	0.84	(0.11)	0.21
Total from investment operations	0.57	0.31	(0.89)	1.21	0.19	0.52
Less distributions
From net investment income	(0.22)	(0.47)	(0.44)	(0.47)	(0.21)	(0.31)
From net realized gain	—	(0.07)	(0.54)	(0.08)	—	—
Total distributions	(0.22)	(0.54)	(0.98)	(0.55)	(0.21)	(0.31)
Net asset value, end of period	$8.77	$8.42	$8.65	$10.52	$9.86	$9.88
Total return (%)[3,4]	6.92[5]	3.76	(9.20)	12.67	1.96	5.52
Ratios and supplemental data
Net assets, end of period (in millions)	$6	$6	$4	$5	$5	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01[6]	0.99	0.95	1.00	1.59[7]	3.88[7]
Expenses including reductions	0.89[6]	0.89	0.89	0.89	0.90[7]	0.62[7]
Net investment income	4.93[6]	5.02	4.09	3.62	2.98	3.20
Portfolio turnover (%)	20	59	55	79	42	29

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
36	JOHN HANCOCK Multi-Asset High Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$8.38	$8.60	$10.47	$9.81	$9.85	$9.64
Net investment income[2]	0.17	0.36	0.32	0.29	0.23	0.24
Net realized and unrealized gain (loss) on investments	0.37	(0.11)	(1.28)	0.84	(0.11)	0.21
Total from investment operations	0.54	0.25	(0.96)	1.13	0.12	0.45
Less distributions
From net investment income	(0.19)	(0.40)	(0.37)	(0.39)	(0.16)	(0.24)
From net realized gain	—	(0.07)	(0.54)	(0.08)	—	—
Total distributions	(0.19)	(0.47)	(0.91)	(0.47)	(0.16)	(0.24)
Net asset value, end of period	$8.73	$8.38	$8.60	$10.47	$9.81	$9.85
Total return (%)[3,4]	6.53[5]	3.08	(9.88)	11.75	1.24	4.80
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]	$—[6]	$1	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.76[7]	1.74	1.70	1.75	2.30[8]	4.58[8]
Expenses including reductions	1.64[7]	1.64	1.64	1.64	1.62[8]	1.32[8]
Net investment income	4.18[7]	4.20	3.35	2.87	2.27	2.51
Portfolio turnover (%)	20	59	55	79	42	29

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset High Income Fund	37

CLASS I SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$8.43	$8.66	$10.54	$9.88	$9.89	$9.67
Net investment income[2]	0.22	0.44	0.42	0.40	0.33	0.34
Net realized and unrealized gain (loss) on investments	0.36	(0.11)	(1.29)	0.83	(0.11)	0.22
Total from investment operations	0.58	0.33	(0.87)	1.23	0.22	0.56
Less distributions
From net investment income	(0.23)	(0.49)	(0.47)	(0.49)	(0.23)	(0.34)
From net realized gain	—	(0.07)	(0.54)	(0.08)	—	—
Total distributions	(0.23)	(0.56)	(1.01)	(0.57)	(0.23)	(0.34)
Net asset value, end of period	$8.78	$8.43	$8.66	$10.54	$9.88	$9.89
Total return (%)[3]	7.05[4]	4.03	(8.96)	12.83	2.28	5.94
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]	$—[5]	$1	$1	$—[5]	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.76[6]	0.74	0.70	0.75	1.30[7]	3.60[7]
Expenses including reductions	0.64[6]	0.63	0.64	0.64	0.62[7]	0.34[7]
Net investment income	5.18[6]	5.11	4.50	3.87	3.29	3.50
Portfolio turnover (%)	20	59	55	79	42	29

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
38	JOHN HANCOCK Multi-Asset High Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$8.44	$8.67	$10.55	$9.89	$9.89	$9.68
Net investment income[2]	0.22	0.46	0.43	0.41	0.35	0.34
Net realized and unrealized gain (loss) on investments	0.37	(0.12)	(1.29)	0.84	(0.11)	0.22
Total from investment operations	0.59	0.34	(0.86)	1.25	0.24	0.56
Less distributions
From net investment income	(0.24)	(0.50)	(0.48)	(0.51)	(0.24)	(0.35)
From net realized gain	—	(0.07)	(0.54)	(0.08)	—	—
Total distributions	(0.24)	(0.57)	(1.02)	(0.59)	(0.24)	(0.35)
Net asset value, end of period	$8.79	$8.44	$8.67	$10.55	$9.89	$9.89
Total return (%)[3]	7.10[4]	4.14	(8.85)	12.95	2.46	5.94
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$1	$—[5]	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.64[6]	0.64	0.60	0.65	1.19[7]	3.48[7]
Expenses including reductions	0.53[6]	0.53	0.53	0.53	0.50[7]	0.22[7]
Net investment income	5.30[6]	5.37	4.60	3.99	3.45	3.53
Portfolio turnover (%)	20	59	55	79	42	29

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset High Income Fund	39

CLASS NAV SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20[2]
Per share operating performance
Net asset value, beginning of period	$8.91	$9.12	$11.04	$10.32	$10.00
Net investment income[3]	0.24	0.48	0.45	0.43	0.09
Net realized and unrealized gain (loss) on investments	0.39	(0.12)	(1.35)	0.88	0.28
Total from investment operations	0.63	0.36	(0.90)	1.31	0.37
Less distributions
From net investment income	(0.24)	(0.50)	(0.48)	(0.51)	(0.05)
From net realized gain	—	(0.07)	(0.54)	(0.08)	—
Total distributions	(0.24)	(0.57)	(1.02)	(0.59)	(0.05)
Net asset value, end of period	$9.30	$8.91	$9.12	$11.04	$10.32
Total return (%)[4]	7.18[5]	4.17	(8.81)	13.00	3.67[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$108	$109	$118	$151	$142
Ratios (as a percentage of average net assets):
Expenses before reductions	0.64[6]	0.63	0.59	0.64	1.17[6]
Expenses including reductions	0.52[6]	0.52	0.52	0.52	0.49[6]
Net investment income	5.30[6]	5.34	4.44	3.98	3.77[6]
Portfolio turnover (%)	20	59	55	79	42[7]

[1]	Six months ended 2-29-24. Unaudited.
[2]	The inception date for Class NAV shares is 6-4-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	The portfolio turnover is shown for the period from 9-1-19 to 8-31-20.
40	JOHN HANCOCK Multi-Asset High Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Multi-Asset High Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide a high level of current income with consideration for capital appreciation and preservation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset High Income Fund	41

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 29, 2024, by major security category or type:
	Total value at 2-29-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$1,336,172	—	$1,336,172	—
Foreign government obligations	255,140	—	255,140	—
Corporate bonds	62,283,797	—	62,283,797	—
Convertible bonds	16,353	—	16,353	—
Capital preferred securities	256,899	—	256,899	—
Term loans	2,494,933	—	2,494,933	—
Collateralized mortgage obligations	423,406	—	423,406	—
Asset backed securities	2,411,868	—	2,411,868	—
Common stocks	35,739,950	$24,329,015	11,410,935	—
Preferred securities	2,882,287	2,882,287	—	—
Warrants	—	—	—	—
Short-term investments	8,780,000	6,992,648	1,787,352	—
Total investments in securities	$116,880,805	$34,203,950	$82,676,855	—
42	JOHN HANCOCK Multi-Asset High Income Fund | SEMIANNUAL REPORT

	Total value at 2-29-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Derivatives:
Assets
Forward foreign currency contracts	$19,046	—	$19,046	—
Liabilities
Written options	(81,942)	$(70,559)	(11,383)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
When-issued/delayed-delivery securities. The fund may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, it could impair the fund’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before
SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset High Income Fund	43

its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation
44	JOHN HANCOCK Multi-Asset High Income Fund | SEMIANNUAL REPORT

from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 29, 2024, the fund loaned securities valued at $954,357 and received $977,975 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 29, 2024, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 29, 2024 were $1,919.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset High Income Fund	45

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2023, the fund has a short-term capital loss carryforward of $4,666,930 and a long-term capital loss carryforward of $4,997,044 available to offset future net realized capital gains. These carryforwards do not expire. Due to certain Internal Revenue Code rules, utilization of the capital loss carryforwards may be limited in future years.
As of August 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, investments in passive foreign investment companies, contingent payment debt instruments and amortization and accretion on debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
46	JOHN HANCOCK Multi-Asset High Income Fund | SEMIANNUAL REPORT

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended February 29, 2024, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates and gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging from $1.4 million to $2.0 million, as measured at each quarter end.
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying asset at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying asset at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums on purchased options, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
Purchased options are included in the Fund’s investments and are subsequently “marked-to-market” to reflect current market value. If a purchased option expires, the fund realizes a loss equal to the premium paid for the option. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying asset transaction to determine the realized gain (loss). Written options are included as liabilities in the Statement of assets and liabilities and are “marked-to-market” to reflect the current market value. If the written option expires, the fund realizes a gain equal to the premium received. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying asset transaction to determine the realized gain (loss).
SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset High Income Fund	47

During the six months ended February 29, 2024, the fund wrote option contracts to manage against changes in certain securities markets and to gain exposure to certain securities markets. The fund held written option contracts with market values ranging from $54,600 to $82,400, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at February 29, 2024 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	$19,046	—
Equity	Written options, at value	Written options	—	$(81,942)
			$19,046	$(81,942)
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 29, 2024:
	Statement of operations location - Net realized gain (loss) on:
Risk	Forward foreign currency contracts	Written options	Total
Currency	$(10,868)	—	$(10,868)
Equity	—	$(55,562)	(55,562)
Total	$(10,868)	$(55,562)	$(66,430)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 29, 2024:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Forward foreign currency contracts	Written options	Total
Currency	$39,357	—	$39,357
Equity	—	$(35,020)	(35,020)
Total	$39,357	$(35,020)	$4,337
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
48	JOHN HANCOCK Multi-Asset High Income Fund | SEMIANNUAL REPORT

Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets).
The management fees are determined in accordance with the following schedule:
	First $5.0 billion of net assets	Excess over $5.0 billion of net assets
Assets in a fund of the Trust or JHF III	0.200%	0.175%

	First $1.5 billion of net assets	Excess over $1.5 billion of net assets
Other assets	0.420%	0.410%
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which the “Expenses” of the fund exceed 0.52% of average daily net assets. “Expenses” means all the expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. The current expense limitation agreement expires on December 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 29, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 29, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$3,316
Class C	265
Class I	215
Class	Expense reduction
Class R6	$676
Class NAV	60,928
Total	$65,400

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset High Income Fund	49

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 29, 2024, were equivalent to a net annual effective rate of 0.30% of the fund’s average daily  net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 29, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $16 for the six months ended February 29, 2024. Of this amount, $2 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $14 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 29, 2024, there were no CDSCs received by the Distributor for Class A or Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 29, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$7,193	$3,517
Class C	2,297	280
50	JOHN HANCOCK Multi-Asset High Income Fund | SEMIANNUAL REPORT

Class	Distribution and service fees	Transfer agent fees
Class I	—	$226
Class R6	—	31
Total	$9,490	$4,054
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the six months ended February 29, 2024 and for the year ended August 31, 2023 were as follows:
	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	74,941	$624,560	297,970	$2,539,095
Distributions reinvested	17,871	150,748	35,069	295,929
Repurchased	(80,229)	(673,146)	(129,132)	(1,099,132)
Net increase	12,583	$102,162	203,907	$1,735,892
Class C shares
Sold	—	—	8,679	$74,376
Distributions reinvested	1,224	$10,268	3,677	30,820
Repurchased	(4,153)	(34,219)	(28,565)	(244,581)
Net decrease	(2,929)	$(23,951)	(16,209)	$(139,385)
Class I shares
Sold	5,787	$50,000	5,960	$50,410
Distributions reinvested	1,208	10,209	3,246	27,389
Repurchased	(3,360)	(29,024)	(82,027)	(709,995)
Net increase (decrease)	3,635	$31,185	(72,821)	$(632,196)
Class R6 shares
Sold	—	—	26,373	$226,553
Distributions reinvested	3,884	$32,854	8,307	70,231
Repurchased	(1,020)	(8,886)	(8,822)	(75,870)
Net increase	2,864	$23,968	25,858	$220,914
Class NAV shares
Sold	19,123	$170,467	79,004	$714,062
Distributions reinvested	315,073	2,814,937	801,656	7,141,424
Repurchased	(1,011,931)	(9,059,927)	(1,519,735)	(13,663,934)
Net decrease	(677,735)	$(6,074,523)	(639,075)	$(5,808,448)
Total net decrease	(661,582)	$(5,941,159)	(498,340)	$(4,623,223)
SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset High Income Fund	51

Affiliates of the fund owned 97% and 100% of shares of Class R6 and Class NAV on February 29, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $21,791,885 and $28,523,052, respectively, for the six months ended February 29, 2024.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At February 29, 2024, funds within the John Hancock group of funds complex held 93.1% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	33.9%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	29.6%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	29.5%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	699,237	$3,767,192	$23,936,181	$(20,712,888)	$1,311	$852	$134,761	—	$6,992,648

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—LIBOR discontinuation risk
Certain debt securities, derivatives and other financial instruments have traditionally utilized LIBOR as the reference or benchmark rate for interest rate calculations. However, following allegations of manipulation and concerns regarding liquidity, the U.K. Financial Conduct Authority (UK FCA) announced that LIBOR would be discontinued as of June 30, 2023. The UK FCA elected to require the ICE Benchmark Administration Limited, the administrator of LIBOR, to continue publishing a subset of British pound sterling and U.S. dollar LIBOR settings on a “synthetic” basis. The synthetic publication of the three-month sterling LIBOR will continue until March 31, 2024, and the publication of the one-, three and six-month U.S. dollar LIBOR will continue until September 30, 2024.
Although the transition process away from LIBOR has become increasingly well-defined in advance of the discontinuation dates, the impact on certain debt securities, derivatives and other financial instruments remains uncertain. Market participants have adopted alternative rates such as Secured Overnight Financing Rate (SOFR) or otherwise amended financial instruments referencing LIBOR to include fallback provisions and other measures that contemplated the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. To facilitate the transition of legacy derivatives
52	JOHN HANCOCK Multi-Asset High Income Fund | SEMIANNUAL REPORT

contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. However, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. Certain proposed replacement rates to LIBOR, such as SOFR, which is a broad measure of secured overnight U.S. Treasury repo rates, are materially different from LIBOR, and changes in the applicable spread for financial instruments transitioning away from LIBOR will need to be made to accommodate the differences.
The utilization of an alternative reference rate, or the transition process to an alternative reference rate, may adversely affect the fund’s performance.
Note 11—New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management expects that the adoption of the guidance will not have a material impact to the financial statements.
SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset High Income Fund	53

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Noni L. Ellison
Grace K. Fey
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
John F. Addeo, CFA
Geoffrey Kelley, CFA
Caryn E. Rothman, CFA
Nathan W. Thooft, CFA
Christopher Walsh, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
54	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Dynamic Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

Corporate Bond ETF
Disciplined Value International Select ETF
Dynamic Municipal Bond ETF
Fundamental All Cap Core ETF
International High Dividend ETF
Mortgage-Backed Securities ETF
Multifactor Developed International ETF
Multifactor Emerging Markets ETF
Multifactor Large Cap ETF
Multifactor Mid Cap ETF
Multifactor Small Cap ETF
Preferred Income ETF
U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Multi-Asset High Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3446778	448SA 2/24
4/24

Semiannual report
John Hancock
New Opportunities Fund
U.S. equity
February 29, 2024
Beginning on July 24, 2024, as required by regulations adopted by the U.S. Securities and Exchange Commission, open-end mutual funds and ETFs will transmit tailored annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in shareholder reports transmitted to shareholders, but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

A message to shareholders
Dear shareholder,
U.S. stocks posted gains during the six months ended February 29, 2024. The beginning of the period brought weak returns, as concerns that interest rates would need to stay higher for longer led to a sharp increase in bond yields and weighed heavily on investor sentiment through late October. Encouraging inflation and consumer spending data, however, fueled optimism. The U.S. Federal Reserve hinted in December that it may begin to cut interest rates later in 2024. Growing investor enthusiasm for artificial intelligence also bolstered the market, with notable outperformance from several large technology-related stocks.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
New Opportunities Fund

2	Your fund at a glance
3	Portfolio summary
4	Your expenses
6	Fund’s investments
10	Financial statements
13	Financial highlights
20	Notes to financial statements
27	More information
SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 2/29/2024 (%)

The Russell 2000 Growth Index tracks the performance of publicly traded small-cap companies in the United States with higher price-to-book ratios and higher forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
1Class A shares were first offered on 5-27-15. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 2/29/2024 (% of net assets)

TOP 10 HOLDINGS AS OF 2/29/2024 (% of net assets)
CyberArk Software, Ltd.	2.8
Atkore, Inc.	2.7
SPX Technologies, Inc.	2.6
Novanta, Inc.	2.4
TopBuild Corp.	2.3
Grand Canyon Education, Inc.	2.2
SiteOne Landscape Supply, Inc.	2.1
PJT Partners, Inc., Class A	2.1
RBC Bearings, Inc.	2.1
Azenta, Inc.	2.0
TOTAL	23.3
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectuses. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectuses.
SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	3

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2023, with the same investment held until February 29, 2024.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2024, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2023, with the same investment held until February 29, 2024. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
4	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2023	Ending value on 2-29-2024	Expenses paid during period ended 2-29-2024[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,076.60	$6.35	1.23%
	Hypothetical example	1,000.00	1,018.70	6.17	1.23%
Class C	Actual expenses/actual returns	1,000.00	1,072.30	10.20	1.98%
	Hypothetical example	1,000.00	1,015.00	9.92	1.98%
Class I	Actual expenses/actual returns	1,000.00	1,077.90	5.06	0.98%
	Hypothetical example	1,000.00	1,020.00	4.92	0.98%
Class R2	Actual expenses/actual returns	1,000.00	1,076.10	6.66	1.29%
	Hypothetical example	1,000.00	1,018.40	6.47	1.29%
Class R4	Actual expenses/actual returns	1,000.00	1,077.40	5.42	1.05%
	Hypothetical example	1,000.00	1,019.60	5.27	1.05%
Class R6	Actual expenses/actual returns	1,000.00	1,078.40	4.44	0.86%
	Hypothetical example	1,000.00	1,020.60	4.32	0.86%
Class 1	Actual expenses/actual returns	1,000.00	1,078.10	4.70	0.91%
	Hypothetical example	1,000.00	1,020.30	4.57	0.91%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	5

Fund’s investments
AS OF 2-29-24 (unaudited)
	Shares	Value
Common stocks 97.5%		$296,745,036
(Cost $219,785,473)
Consumer discretionary 11.6%		35,273,693
Automobile components 1.6%
Dorman Products, Inc. (A)	23,737	2,236,500
Fox Factory Holding Corp. (A)	53,761	2,719,769
Diversified consumer services 2.2%
Grand Canyon Education, Inc. (A)	49,919	6,729,081
Hotels, restaurants and leisure 2.3%
Chuy’s Holdings, Inc. (A)	114,433	3,871,268
First Watch Restaurant Group, Inc. (A)	37,694	944,235
Krispy Kreme, Inc.	172,085	2,226,780
Household durables 2.3%
TopBuild Corp. (A)	16,887	6,794,991
Specialty retail 2.3%
Lithia Motors, Inc.	14,597	4,365,379
Revolve Group, Inc. (A)	124,255	2,724,912
Textiles, apparel and luxury goods 0.9%
Oxford Industries, Inc.	26,243	2,660,778
Energy 6.1%		18,463,711
Energy equipment and services 1.4%
ChampionX Corp.	134,313	4,171,762
Oil, gas and consumable fuels 4.7%
Magnolia Oil & Gas Corp., Class A	166,418	3,774,360
Matador Resources Company	75,040	4,738,776
Permian Resources Corp.	371,389	5,778,813
Financials 8.4%		25,482,982
Banks 1.6%
Ameris Bancorp	50,015	2,317,195
Pinnacle Financial Partners, Inc.	32,554	2,692,867
Capital markets 4.9%
Houlihan Lokey, Inc.	42,620	5,483,489
PJT Partners, Inc., Class A	59,730	6,295,542
Stifel Financial Corp.	40,116	3,043,200
Financial services 1.9%
Flywire Corp. (A)	199,038	5,650,689
Health care 25.8%		78,698,355
Biotechnology 9.9%
Arcutis Biotherapeutics, Inc. (A)	176,721	1,816,692
6	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care (continued)
Biotechnology (continued)
BioCryst Pharmaceuticals, Inc. (A)	368,698	$2,075,770
Crinetics Pharmaceuticals, Inc. (A)	102,041	4,177,559
Halozyme Therapeutics, Inc. (A)	91,794	3,654,319
Insmed, Inc. (A)	146,152	4,051,333
Krystal Biotech, Inc. (A)	18,900	3,013,983
Travere Therapeutics, Inc. (A)	167,396	1,265,514
Ultragenyx Pharmaceutical, Inc. (A)	66,550	3,441,966
Veracyte, Inc. (A)	119,586	2,816,250
Vericel Corp. (A)	82,634	3,774,721
Health care equipment and supplies 3.6%
Artivion, Inc. (A)	112,892	2,178,816
AtriCure, Inc. (A)	65,759	2,299,592
Globus Medical, Inc., Class A (A)	55,750	3,009,943
ICU Medical, Inc. (A)	13,391	1,462,699
Integra LifeSciences Holdings Corp. (A)	55,379	2,044,039
Health care providers and services 4.6%
Acadia Healthcare Company, Inc. (A)	57,634	4,809,557
HealthEquity, Inc. (A)	55,167	4,557,346
US Physical Therapy, Inc.	43,927	4,668,122
Life sciences tools and services 4.6%
Azenta, Inc. (A)	94,977	6,187,752
CryoPort, Inc. (A)	95,788	1,692,574
Medpace Holdings, Inc. (A)	15,329	6,093,584
Pharmaceuticals 3.1%
Intra-Cellular Therapies, Inc. (A)	65,504	4,553,838
Phathom Pharmaceuticals, Inc. (A)	161,865	1,731,956
Supernus Pharmaceuticals, Inc. (A)	111,799	3,320,430
Industrials 20.4%		62,234,912
Aerospace and defense 1.7%
Hexcel Corp.	71,435	5,319,050
Building products 1.7%
Gibraltar Industries, Inc. (A)	66,302	5,135,090
Electrical equipment 3.5%
Atkore, Inc.	48,160	8,158,223
Shoals Technologies Group, Inc., Class A (A)	185,170	2,375,731
Machinery 7.4%
Alamo Group, Inc.	22,976	4,647,815
Hillenbrand, Inc.	78,284	3,722,404
RBC Bearings, Inc. (A)	23,002	6,275,636
SPX Technologies, Inc. (A)	68,350	8,009,937
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	7

	Shares	Value
Industrials (continued)
Professional services 4.0%
CACI International, Inc., Class A (A)	11,160	$4,183,326
Exponent, Inc.	49,922	4,038,191
Paycor HCM, Inc. (A)	190,014	4,013,096
Trading companies and distributors 2.1%
SiteOne Landscape Supply, Inc. (A)	37,728	6,356,413
Information technology 18.2%		55,309,624
Communications equipment 0.9%
Viavi Solutions, Inc. (A)	302,117	2,885,217
Electronic equipment, instruments and components 2.4%
Novanta, Inc. (A)	41,480	7,173,551
IT services 0.5%
Thoughtworks Holding, Inc. (A)	466,522	1,455,549
Semiconductors and semiconductor equipment 5.3%
Allegro MicroSystems, Inc. (A)	99,343	3,128,311
MACOM Technology Solutions Holdings, Inc. (A)	57,248	5,056,716
Power Integrations, Inc.	46,172	3,299,451
Silicon Laboratories, Inc. (A)	34,542	4,750,907
Software 9.1%
Appfolio, Inc., Class A (A)	25,238	6,109,867
CyberArk Software, Ltd. (A)	32,260	8,508,894
Intapp, Inc. (A)	146,169	5,734,210
Rapid7, Inc. (A)	40,546	2,375,185
The Descartes Systems Group, Inc. (A)	55,749	4,831,766
Materials 4.3%		13,044,748
Chemicals 4.3%
Avient Corp.	111,115	4,497,935
Balchem Corp.	27,552	4,330,899
Quaker Chemical Corp.	21,027	4,215,914
Real estate 2.7%		8,237,011
Hotel and resort REITs 1.5%
Ryman Hospitality Properties, Inc.	37,370	4,427,598
Industrial REITs 1.2%
STAG Industrial, Inc.	102,569	3,809,413

	Yield (%)	Shares	Value
Short-term investments 2.0%			$6,058,667
(Cost $6,058,667)
Short-term funds 2.0%			6,058,667
State Street Institutional Treasury Money Market Fund, Premier Class	5.2385(B)	6,058,667	6,058,667

8	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total investments (Cost $225,844,140) 99.5%	$302,803,703
Other assets and liabilities, net 0.5%	1,504,232
Total net assets 100.0%	$304,307,935

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 2-29-24.
At 2-29-24, the aggregate cost of investments for federal income tax purposes was $226,531,322. Net unrealized appreciation aggregated to $76,272,381, of which $101,130,763 related to gross unrealized appreciation and $24,858,382 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	9

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-29-24 (unaudited)

Assets
Unaffiliated investments, at value (Cost $225,844,140)	$302,803,703
Dividends and interest receivable	141,413
Receivable for fund shares sold	65,173
Receivable for investments sold	2,870,970
Receivable from affiliates	9
Other assets	43,990
Total assets	305,925,258
Liabilities
Due to custodian	87
Payable for investments purchased	733,325
Payable for fund shares repurchased	771,134
Payable to affiliates
Accounting and legal services fees	16,919
Transfer agent fees	25,364
Distribution and service fees	41
Trustees’ fees	182
Other liabilities and accrued expenses	70,271
Total liabilities	1,617,323
Net assets	$304,307,935
Net assets consist of
Paid-in capital	$227,588,766
Total distributable earnings (loss)	76,719,169
Net assets	$304,307,935

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($263,791,398 ÷ 10,411,274 shares)[1]	$25.34
Class C ($1,827,793 ÷ 78,686 shares)[1]	$23.23
Class I ($13,697,854 ÷ 532,008 shares)	$25.75
Class R2 ($287,348 ÷ 11,338 shares)	$25.34
Class R4 ($63,944 ÷ 2,493 shares)	$25.65
Class R6 ($2,117,842 ÷ 81,794 shares)	$25.89
Class 1 ($22,521,756 ÷ 862,194 shares)	$26.12
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$26.67

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
10	JOHN HANCOCK New Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 2-29-24 (unaudited)

Investment income
Dividends	$919,259
Expenses
Investment management fees	1,035,417
Distribution and service fees	320,003
Accounting and legal services fees	34,283
Transfer agent fees	158,869
Trustees’ fees	4,168
Custodian fees	23,573
State registration fees	50,070
Printing and postage	17,691
Professional fees	46,556
Other	15,015
Total expenses	1,705,645
Less expense reductions	(10,478)
Net expenses	1,695,167
Net investment loss	(775,908)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	2,537,654
2,537,654
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	19,594,193
19,594,193
Net realized and unrealized gain	22,131,847
Increase in net assets from operations	$21,355,939
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	11

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-29-24 (unaudited)	Year ended 8-31-23
Increase (decrease) in net assets
From operations
Net investment loss	$(775,908)	$(1,832,058)
Net realized gain	2,537,654	25,876,236
Change in net unrealized appreciation (depreciation)	19,594,193	4,156,714
Increase in net assets resulting from operations	21,355,939	28,200,892
Distributions to shareholders
From earnings
Class A	(12,096,500)	(22,532,438)
Class C	(90,091)	(168,683)
Class I	(655,975)	(1,061,240)
Class R2	(13,553)	(20,339)
Class R4	(2,918)	(5,372)
Class R6	(84,895)	(29,443)
Class 1	(1,044,505)	(2,029,166)
Total distributions	(13,988,437)	(25,846,681)
From fund share transactions	(3,530,025)	2,978,791
Total increase	3,837,477	5,333,002
Net assets
Beginning of period	300,470,458	295,137,456
End of period	$304,307,935	$300,470,458
12	JOHN HANCOCK New Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$24.69	$24.71	$33.80	$25.18	$22.20	$31.99
Net investment income (loss)[2]	(0.07)	(0.16)	(0.22)	(0.24)	(0.16)	0.02
Net realized and unrealized gain (loss) on investments	1.91	2.37	(6.24)	9.69	3.92	(5.49)
Total from investment operations	1.84	2.21	(6.46)	9.45	3.76	(5.47)
Less distributions
From net investment income	—	—	—	—	—	(0.01)
From net realized gain	(1.19)	(2.23)	(2.63)	(0.83)	(0.78)	(4.31)
Total distributions	(1.19)	(2.23)	(2.63)	(0.83)	(0.78)	(4.32)
Net asset value, end of period	$25.34	$24.69	$24.71	$33.80	$25.18	$22.20
Total return (%)[3,4]	7.66[5]	10.10	(20.40)	38.04	17.20	(15.32)
Ratios and supplemental data
Net assets, end of period (in millions)	$264	$259	$257	$347	$272	$264
Ratios (as a percentage of average net assets):
Expenses before reductions	1.24[6]	1.22	1.20	1.20	1.26	1.42
Expenses including reductions	1.23[6]	1.21	1.19	1.19	1.22	1.20
Net investment income (loss)	(0.58)[6]	(0.65)	(0.78)	(0.81)	(0.72)	0.08
Portfolio turnover (%)	7	24	23	28	25	73

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	13

CLASS C SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$22.82	$23.17	$32.09	$24.12	$21.45	$31.27
Net investment loss[2]	(0.14)	(0.31)	(0.41)	(0.44)	(0.31)	(0.15)
Net realized and unrealized gain (loss) on investments	1.74	2.19	(5.88)	9.24	3.76	(5.36)
Total from investment operations	1.60	1.88	(6.29)	8.80	3.45	(5.51)
Less distributions
From net realized gain	(1.19)	(2.23)	(2.63)	(0.83)	(0.78)	(4.31)
Net asset value, end of period	$23.23	$22.82	$23.17	$32.09	$24.12	$21.45
Total return (%)[3,4]	7.23[5]	9.30	(21.00)	37.00	16.33	(15.90)
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$2	$3	$4	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.99[6]	1.97	1.95	1.95	2.01	2.13
Expenses including reductions	1.98[6]	1.96	1.94	1.94	1.97	1.91
Net investment loss	(1.33)[6]	(1.41)	(1.53)	(1.56)	(1.47)	(0.63)
Portfolio turnover (%)	7	24	23	28	25	73

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
14	JOHN HANCOCK New Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$25.04	$24.97	$34.05	$25.29	$22.24	$32.07
Net investment income (loss)[2]	(0.04)	(0.10)	(0.15)	(0.18)	(0.10)	0.09
Net realized and unrealized gain (loss) on investments	1.94	2.40	(6.30)	9.77	3.93	(5.51)
Total from investment operations	1.90	2.30	(6.45)	9.59	3.83	(5.42)
Less distributions
From net investment income	—	—	—	—	—	(0.10)
From net realized gain	(1.19)	(2.23)	(2.63)	(0.83)	(0.78)	(4.31)
Total distributions	(1.19)	(2.23)	(2.63)	(0.83)	(0.78)	(4.41)
Net asset value, end of period	$25.75	$25.04	$24.97	$34.05	$25.29	$22.24
Total return (%)[3]	7.79[4]	10.37	(20.21)	38.44	17.49	(15.08)
Ratios and supplemental data
Net assets, end of period (in millions)	$14	$14	$12	$25	$10	$10
Ratios (as a percentage of average net assets):
Expenses before reductions	0.99[5]	0.97	0.95	0.95	1.01	1.14
Expenses including reductions	0.98[5]	0.96	0.94	0.94	0.97	0.90
Net investment income (loss)	(0.33)[5]	(0.40)	(0.52)	(0.57)	(0.46)	0.38
Portfolio turnover (%)	7	24	23	28	25	73

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	15

CLASS R2 SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$24.70	$24.74	$33.85	$25.21	$22.22	$32.02
Net investment income (loss)[2]	(0.08)	(0.17)	(0.23)	(0.26)	(0.15)	0.04
Net realized and unrealized gain (loss) on investments	1.91	2.36	(6.25)	9.73	3.92	(5.49)
Total from investment operations	1.83	2.19	(6.48)	9.47	3.77	(5.45)
Less distributions
From net investment income	—	—	—	—	—	(0.04)
From net realized gain	(1.19)	(2.23)	(2.63)	(0.83)	(0.78)	(4.31)
Total distributions	(1.19)	(2.23)	(2.63)	(0.83)	(0.78)	(4.35)
Net asset value, end of period	$25.34	$24.70	$24.74	$33.85	$25.21	$22.22
Total return (%)[3]	7.61[4]	10.05	(20.44)	38.03	17.23	(15.23)
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.30[6]	1.28	1.24	1.22	1.22	1.33
Expenses including reductions	1.29[6]	1.27	1.23	1.21	1.18	1.11
Net investment income (loss)	(0.64)[6]	(0.71)	(0.81)	(0.84)	(0.67)	0.18
Portfolio turnover (%)	7	24	23	28	25	73

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
16	JOHN HANCOCK New Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$24.96	$24.91	$34.00	$25.27	$22.23	$32.05
Net investment income (loss)[2]	(0.05)	(0.12)	(0.17)	(0.19)	(0.11)	0.08
Net realized and unrealized gain (loss) on investments	1.93	2.40	(6.29)	9.75	3.93	(5.51)
Total from investment operations	1.88	2.28	(6.46)	9.56	3.82	(5.43)
Less distributions
From net investment income	—	—	—	—	—	(0.08)
From net realized gain	(1.19)	(2.23)	(2.63)	(0.83)	(0.78)	(4.31)
Total distributions	(1.19)	(2.23)	(2.63)	(0.83)	(0.78)	(4.39)
Net asset value, end of period	$25.65	$24.96	$24.91	$34.00	$25.27	$22.23
Total return (%)[3]	7.74[4]	10.31	(20.28)	38.35	17.45	(15.11)
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.15[6]	1.14	1.12	1.10	1.15	1.28
Expenses including reductions	1.05[6]	1.04	1.01	1.00	1.01	0.96
Net investment income (loss)	(0.40)[6]	(0.48)	(0.60)	(0.63)	(0.51)	0.33
Portfolio turnover (%)	7	24	23	28	25	73

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	17

CLASS R6 SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$25.16	$25.06	$34.12	$25.32	$22.24	$32.07
Net investment income (loss)[2]	(0.03)	(0.07)	(0.12)	(0.14)	(0.08)	0.11
Net realized and unrealized gain (loss) on investments	1.95	2.40	(6.31)	9.77	3.94	(5.51)
Total from investment operations	1.92	2.33	(6.43)	9.63	3.86	(5.40)
Less distributions
From net investment income	—	—	—	—	—	(0.12)
From net realized gain	(1.19)	(2.23)	(2.63)	(0.83)	(0.78)	(4.31)
Total distributions	(1.19)	(2.23)	(2.63)	(0.83)	(0.78)	(4.43)
Net asset value, end of period	$25.89	$25.16	$25.06	$34.12	$25.32	$22.24
Total return (%)[3]	7.84[4]	10.51	(20.14)	38.55	17.62	(14.99)
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$—[5]	$—[5]	$—[5]	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.87[6]	0.86	0.84	0.84	0.90	1.03
Expenses including reductions	0.86[6]	0.85	0.83	0.83	0.86	0.81
Net investment income (loss)	(0.22)[6]	(0.28)	(0.42)	(0.46)	(0.36)	0.45
Portfolio turnover (%)	7	24	23	28	25	73

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
18	JOHN HANCOCK New Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS 1 SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$25.38	$25.26	$34.39	$25.53	$22.42	$32.29
Net investment income (loss)[2]	(0.03)	(0.08)	(0.14)	(0.15)	(0.09)	0.11
Net realized and unrealized gain (loss) on investments	1.96	2.43	(6.36)	9.84	3.98	(5.56)
Total from investment operations	1.93	2.35	(6.50)	9.69	3.89	(5.45)
Less distributions
From net investment income	—	—	—	—	—	(0.11)
From net realized gain	(1.19)	(2.23)	(2.63)	(0.83)	(0.78)	(4.31)
Total distributions	(1.19)	(2.23)	(2.63)	(0.83)	(0.78)	(4.42)
Net asset value, end of period	$26.12	$25.38	$25.26	$34.39	$25.53	$22.42
Total return (%)[3]	7.81[4]	10.46	(20.16)	38.47	17.62	(15.04)
Ratios and supplemental data
Net assets, end of period (in millions)	$23	$23	$24	$37	$33	$42
Ratios (as a percentage of average net assets):
Expenses before reductions	0.92[5]	0.90	0.88	0.88	0.94	1.06
Expenses including reductions	0.91[5]	0.90	0.87	0.87	0.90	0.84
Net investment income (loss)	(0.26)[5]	(0.34)	(0.46)	(0.50)	(0.39)	0.44
Portfolio turnover (%)	7	24	23	28	25	73

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	19

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock New Opportunities Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates,
20	JOHN HANCOCK New Opportunities Fund | SEMIANNUAL REPORT

prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of February 29, 2024, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 29, 2024, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 29, 2024 were $2,210.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
SEMIANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	21

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.770% of the first $50 million of the fund’s aggregate daily net assets; (b) 0.740% of the next $50 million of the fund’s aggregate daily net assets; (c) 0.720% of the next $300 million of the fund’s aggregate daily net assets and (d) 0.720% on all asset levels when aggregate daily net assets exceed $400 million. Aggregate net assets include the net assets of the fund and a portion of the net assets of Small Cap Opportunities Trust, a series of John Hancock Variable Insurance Trust, managed by GW&K Investment Management, LLC. The Advisor has a subadvisory agreement with GW&K Investment Management, LLC. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each
22	JOHN HANCOCK New Opportunities Fund | SEMIANNUAL REPORT

fund. During the six months ended February 29, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 29, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$9,013
Class C	61
Class I	502
Class R2	10
Class	Expense reduction
Class R4	$2
Class R6	66
Class 1	795
Total	$10,449

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 29, 2024, were equivalent to a net annual effective rate of 0.72% of the fund’s average daily  net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 29, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.25%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class 1	0.05%	—
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2024, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $29 for Class R4 shares for the six months ended February 29, 2024.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $27,855 for the six months ended February 29, 2024. Of this amount, $4,822 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $23,033 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of
SEMIANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	23

purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 29, 2024, CDSCs received by the Distributor amounted to $263 and $12 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 29, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$305,587	$149,458
Class C	8,368	1,023
Class I	—	8,332
Class R2	571	7
Class R4	82	2
Class R6	—	47
Class 1	5,395	—
Total	$320,003	$158,869
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended February 29, 2024 and for the year ended August 31, 2023 were as follows:
	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	75,620	$1,795,272	136,793	$3,287,515
Distributions reinvested	473,678	11,515,104	977,357	21,374,808
Repurchased	(631,403)	(14,948,976)	(1,011,244)	(24,212,863)
Net increase (decrease)	(82,105)	$(1,638,600)	102,906	$449,460
24	JOHN HANCOCK New Opportunities Fund | SEMIANNUAL REPORT

	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class C shares
Sold	3,702	$80,053	5,664	$124,955
Distributions reinvested	4,036	90,091	8,305	168,683
Repurchased	(6,229)	(136,026)	(21,211)	(473,407)
Net increase (decrease)	1,509	$34,118	(7,242)	$(179,769)
Class I shares
Sold	55,283	$1,330,660	218,316	$5,258,711
Distributions reinvested	26,115	645,039	46,804	1,036,235
Repurchased	(119,905)	(2,929,915)	(172,831)	(4,143,803)
Net increase (decrease)	(38,507)	$(954,216)	92,289	$2,151,143
Class R2 shares
Sold	768	$18,263	1,484	$35,847
Distributions reinvested	395	9,608	592	12,956
Repurchased	(609)	(14,324)	(269)	(6,453)
Net increase	554	$13,547	1,807	$42,350
Class R4 shares
Sold	5	$100	1	$36
Distributions reinvested	38	945	76	1,677
Repurchased	(38)	(921)	—	—
Net increase	5	$124	77	$1,713
Class R6 shares
Sold	11,255	$276,582	57,304	$1,427,130
Distributions reinvested	3,419	84,895	1,324	29,443
Repurchased	(1,012)	(24,868)	(3,664)	(87,503)
Net increase	13,662	$336,609	54,964	$1,369,070
Class 1 shares
Sold	42,619	$1,028,103	108,324	$2,719,286
Distributions reinvested	41,697	1,044,505	90,467	2,029,166
Repurchased	(139,611)	(3,394,215)	(226,256)	(5,603,628)
Net decrease	(55,295)	$(1,321,607)	(27,465)	$(855,176)
Total net increase (decrease)	(160,177)	$(3,530,025)	217,336	$2,978,791
Affiliates of the fund owned 29%, 67% and 100% of shares of Class R2, Class R4 and Class 1, respectively, on February 29, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $19,099,879 and $36,176,481, respectively, for the six months ended February 29, 2024.
SEMIANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	25

Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
26	JOHN HANCOCK New Opportunities Fund | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Noni L. Ellison
Grace K. Fey
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
GW&K Investment Management, LLC
Portfolio Managers
Joseph C. Craigen, CFA
Daniel L. Miller, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	27

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Dynamic Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

Corporate Bond ETF
Disciplined Value International Select ETF
Dynamic Municipal Bond ETF
Fundamental All Cap Core ETF
International High Dividend ETF
Mortgage-Backed Securities ETF
Multifactor Developed International ETF
Multifactor Emerging Markets ETF
Multifactor Large Cap ETF
Multifactor Mid Cap ETF
Multifactor Small Cap ETF
Preferred Income ETF
U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

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NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock New Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3446787	452SA 2/24
4/24

Semiannual report
John Hancock
Opportunistic Fixed Income Fund
Fixed income
February 29, 2024
Beginning on July 24, 2024, as required by regulations adopted by the U.S. Securities and Exchange Commission, open-end mutual funds and ETFs will transmit tailored annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in shareholder reports transmitted to shareholders, but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

A message to shareholders
Dear shareholder,
Bonds posted largely positive returns for the six months ended February 29, 2024. During the first two months of the period, bond yields rose, putting downward pressure on bond prices, as stronger-than-expected economic and inflation data led to expectations that the U.S. Federal Reserve and other central banks wouldn’t be lowering short-term interest rates anytime soon. However, that view changed in the latter half of the period as declining inflation and softer economic date boosted investor expectations that rate cuts were possible for 2024.
In the U.S., short- and intermediate bond yields fell, while longer-term bond yields were flat to slightly higher. Sovereign government bonds declined, but investment-grade corporates posted gains.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Opportunistic Fixed Income Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
44	Financial statements
48	Financial highlights
53	Notes to financial statements
68	More information
SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
AVERAGE ANNUAL TOTAL RETURNS AS OF 2/29/2024 (%)

The Bloomberg Global Aggregate Bond USD Hedged Index tracks the performance of global investment-grade debt in fixed-rate treasury, government-related, corporate, and securitized bond markets. Currency exposure is hedged to the U.S. dollar (USD).
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
1Class A shares were first offered on 6-4-21. Returns prior to this date are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 2/29/2024 (% of total investments)

QUALITY COMPOSITION AS OF 2/29/2024 (% of total investments)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-29-24 and do not reflect subsequent downgrades or upgrades, if any.
SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	3

COUNTRY COMPOSITION AS OF 2/29/2024 (% of total investments)
United States	63.0
New Zealand	4.1
Brazil	3.0
Norway	2.1
Mexico	2.1
Australia	2.0
Iceland	1.9
Sweden	1.7
South Korea	1.3
Cayman Islands	1.3
Other countries	17.5
TOTAL	100.0
Notes about risk
The fund is subject to various risks as described in the fund’s prospectuses. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectuses.
4	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2023, with the same investment held until February 29, 2024.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2024, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2023, with the same investment held until February 29, 2024. Look in any other fund shareholder report
SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	5

to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2023	Ending value on 2-29-2024	Expenses paid during period ended 2-29-2024[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,024.90	$5.89	1.17%
	Hypothetical example	1,000.00	1,019.00	5.87	1.17%
Class C	Actual expenses/actual returns	1,000.00	1,020.40	9.64	1.92%
	Hypothetical example	1,000.00	1,015.30	9.62	1.92%
Class I	Actual expenses/actual returns	1,000.00	1,025.50	4.63	0.92%
	Hypothetical example	1,000.00	1,020.30	4.62	0.92%
Class R6	Actual expenses/actual returns	1,000.00	1,026.60	4.08	0.81%
	Hypothetical example	1,000.00	1,020.80	4.07	0.81%
Class 1	Actual expenses/actual returns	1,000.00	1,025.70	4.28	0.85%
	Hypothetical example	1,000.00	1,020.60	4.27	0.85%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
6	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 2-29-24 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 44.0%					$54,771,764
(Cost $55,001,321)
U.S. Government 21.4%					26,687,798
U.S. Treasury
Bond	4.750	11-15-53		1,835,700	1,953,013
Inflation Protected Security	0.375	01-15-27		927,027	884,478
Inflation Protected Security	0.750	02-15-42		2,117,809	1,690,807
Inflation Protected Security	1.125	01-15-33		3,552,845	3,323,407
Inflation Protected Security	1.250	04-15-28		5,456,051	5,299,119
Inflation Protected Security	1.375	07-15-33		3,626,044	3,471,047
Inflation Protected Security (A)	1.625	10-15-27		8,108,278	8,036,568
Inflation Protected Security	2.375	10-15-28		1,982,990	2,029,359
U.S. Government Agency 22.6%					28,083,966
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	5.500	10-01-53		622,843	616,330
30 Yr Pass Thru	5.500	03-01-54		99,990	98,944
30 Yr Pass Thru	6.500	11-01-53		90,293	92,452
Federal National Mortgage Association
15 Yr Pass Thru (B)	4.500	TBA		672,000	657,405
30 Yr Pass Thru (B)	2.000	TBA		385,000	302,630
30 Yr Pass Thru (B)	2.500	TBA		849,000	697,507
30 Yr Pass Thru	2.500	04-01-52		207,403	173,597
30 Yr Pass Thru (B)	4.000	TBA		482,000	443,572
30 Yr Pass Thru (B)	4.500	TBA		205,000	193,997
30 Yr Pass Thru (B)	5.000	TBA		10,093,000	9,788,609
30 Yr Pass Thru	5.000	11-01-53		125,000	121,254
30 Yr Pass Thru (B)	5.500	TBA		6,815,000	6,742,058
30 Yr Pass Thru	5.500	03-01-54		999,900	989,444
30 Yr Pass Thru (B)	6.000	TBA		6,190,000	6,217,081
30 Yr Pass Thru	6.500	11-01-53		155,933	159,663
Government National Mortgage Association
30 Yr Pass Thru (B)	2.000	TBA		460,000	374,351

30 Yr Pass Thru (B)	5.000	TBA		425,000	415,072
Foreign government obligations 36.5%					$45,486,217
(Cost $47,602,258)
Angola 0.1%					175,250
Republic of Angola
Bond	8.750	04-14-32		200,000	175,250
Australia 2.4%					3,033,012
Commonwealth of Australia
Bond	1.750	06-21-51	AUD	6,020,000	2,223,259
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	7

	Rate (%)	Maturity date		Par value^	Value
Australia (continued)
Bond	2.750	05-21-41	AUD	1,560,000	$809,753
Brazil 3.7%					4,588,048
Federative Republic of Brazil
Bill (C)	9.729	01-01-26	BRL	1,138,000	192,498
Bill (C)	9.800	07-01-26	BRL	1,387,000	223,571
Bill (C)	10.037	07-01-27	BRL	1,776,000	258,492
Bill (C)	10.181	01-01-28	BRL	906,000	124,939
Note	6.000	05-15-55	BRL	1,398,000	1,253,328
Note	10.000	01-01-27	BRL	3,096,000	631,786
Note	10.000	01-01-29	BRL	8,171,000	1,644,065
Note	10.000	01-01-31	BRL	422,000	83,593
Note	10.000	01-01-33	BRL	379,000	74,541
Note	10.000	01-01-35	BRL	520,000	101,235
Bulgaria 0.3%					361,498
Republic of Bulgaria
Bond	1.375	09-23-50	EUR	450,000	293,888
Bond	4.500	01-27-33	EUR	60,000	67,610
Chile 0.1%					182,685
Republic of Chile
Bond (D)	4.700	09-01-30	CLP	80,000,000	81,047
Bond	5.000	03-01-35	CLP	25,000,000	25,325
Bond (D)	5.800	10-01-34	CLP	5,000,000	5,356
Bond (D)	6.000	04-01-33	CLP	55,000,000	59,834
Bond	6.000	01-01-43	CLP	10,000,000	11,123
Colombia 1.4%					1,706,606
Republic of Colombia
Bond	3.875	02-15-61		260,000	148,792
Bond	4.125	02-22-42		400,000	266,148
Bond	6.000	04-28-28	COP	597,300,000	136,466
Bond	7.000	03-26-31	COP	738,000,000	164,044
Bond	7.250	10-18-34	COP	784,000,000	164,706
Bond	7.750	09-18-30	COP	1,296,500,000	305,432
Bond	9.250	05-28-42	COP	510,200,000	116,145
Bond	13.250	02-09-33	COP	1,338,300,000	404,873
Czech Republic 1.0%					1,305,876
Czech Republic
Bond	0.050	11-29-29	CZK	2,070,000	72,145
Bond	0.950	05-15-30	CZK	5,090,000	184,648
Bond	1.200	03-13-31	CZK	1,620,000	58,534
Bond	1.500	04-24-40	CZK	740,000	22,347
Bond	1.750	06-23-32	CZK	1,930,000	70,598
Bond	1.750	06-23-32	CZK	1,260,000	46,090
Bond	1.950	07-30-37	CZK	310,000	10,485
8	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Czech Republic (continued)
Bond	2.000	10-13-33	CZK	1,920,000	$70,145
Bond	2.500	08-25-28	CZK	6,420,000	260,732
Bond	3.500	05-30-35	CZK	10,000	412
Bond	4.500	11-11-32	CZK	1,770,000	79,008
Bond	4.900	04-14-34	CZK	4,210,000	194,832
Bond	5.000	09-30-30	CZK	3,550,000	162,810
Bond	6.000	02-26-26	CZK	1,640,000	73,090
Dominican Republic 1.0%					1,298,333
Government of the Dominican Republic
Bond (D)	11.250	09-15-35	DOP	69,700,000	1,298,333
Greece 0.5%					591,722
Republic of Greece
GDP-Linked Note (E)	4.484*	10-15-42	EUR	192,100,000	591,722
Hungary 0.7%					930,152
Republic of Hungary
Bond	1.000	11-26-25	HUF	7,410,000	18,778
Bond	1.625	04-28-32	EUR	110,000	95,170
Bond	1.750	06-05-35	EUR	430,000	344,594
Bond	2.250	04-20-33	HUF	21,520,000	43,032
Bond	2.250	06-22-34	HUF	5,740,000	11,087
Bond	3.000	10-27-27	HUF	62,040,000	153,925
Bond	3.250	10-22-31	HUF	39,880,000	90,549
Bond	4.500	03-23-28	HUF	13,010,000	33,848
Bond	4.750	11-24-32	HUF	28,490,000	70,742
Bond	6.750	10-22-28	HUF	24,250,000	68,427
Iceland 2.3%					2,888,113
Republic of Iceland
Bond	5.000	11-15-28	ISK	431,960,000	2,888,113
Indonesia 0.9%					1,152,474
Republic of Indonesia
Bond	6.375	08-15-28	IDR	5,057,000,000	321,189
Bond	6.375	04-15-32	IDR	1,327,000,000	83,479
Bond	6.500	02-15-31	IDR	1,401,000,000	88,538
Bond	6.625	05-15-33	IDR	732,000,000	46,632
Bond	6.875	04-15-29	IDR	734,000,000	47,493
Bond	7.000	05-15-27	IDR	923,000,000	59,720
Bond	7.000	02-15-33	IDR	1,952,000,000	128,016
Bond	7.125	06-15-42	IDR	181,000,000	11,833
Bond	7.125	06-15-43	IDR	660,000,000	43,219
Bond	7.500	08-15-32	IDR	1,631,000,000	109,914
Bond	7.500	06-15-35	IDR	938,000,000	63,499
Bond	7.500	05-15-38	IDR	1,676,000,000	113,336
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	9

	Rate (%)	Maturity date		Par value^	Value
Indonesia (continued)
Bond	8.375	03-15-34	IDR	496,000,000	$35,606
Israel 0.1%					146,002
State of Israel
Bond	4.500	04-03-20		200,000	146,002
Ivory Coast 0.2%					196,000
Republic of Ivory Coast
Bond (D)	8.250	01-30-37		200,000	196,000
Japan 0.9%					1,161,964
Government of Japan
Bond	1.800	09-20-53	JPY	171,100,000	1,161,964
Malaysia 1.0%					1,299,998
Government of Malaysia
Bond	2.632	04-15-31	MYR	1,065,000	208,255
Bond	3.502	05-31-27	MYR	205,000	43,183
Bond	3.582	07-15-32	MYR	1,005,000	207,404
Bond	3.757	05-22-40	MYR	210,000	42,804
Bond	3.882	03-14-25	MYR	525,000	111,220
Bond	3.885	08-15-29	MYR	750,000	159,674
Bond	3.906	07-15-26	MYR	955,000	203,081
Bond	4.254	05-31-35	MYR	160,000	34,689
Bond	4.642	11-07-33	MYR	460,000	102,845
Bond	4.696	10-15-42	MYR	275,000	62,415
Bond	4.893	06-08-38	MYR	540,000	124,428
Mexico 2.5%					3,160,611
Government of Mexico
Bill (C)	10.833	12-24-25	MXN	789,230	38,303
Bill (C)	10.869	10-30-25	MXN	6,353,910	313,082
Bill (C)	10.936	07-10-25	MXN	5,369,660	272,988
Bond	2.750	11-27-31	MXN	18,128,507	923,770
Bond	5.500	03-04-27	MXN	5,051,600	265,798
Bond	7.500	05-26-33	MXN	14,871,600	783,566
Bond	7.750	05-29-31	MXN	401,400	21,823
Bond	7.750	11-13-42	MXN	2,071,600	105,018
Bond	8.000	05-24-35	MXN	1,030,500	55,285
Bond	8.000	11-07-47	MXN	1,334,800	68,554
Bond	8.000	07-31-53	MXN	1,044,600	53,011
Bond	8.500	05-31-29	MXN	2,262,400	129,262
Bond	8.500	11-18-38	MXN	1,051,800	58,176
Bond	10.000	11-20-36	MXN	1,151,600	71,975
New Zealand 5.0%					6,177,799
Government of New Zealand
Bond	1.500	05-15-31	NZD	145,000	71,631
Bond	2.750	05-15-51	NZD	2,030,000	834,280
10	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
New Zealand (continued)
Inflation Linked Bond	3.170	09-20-40	NZD	1,885,000	$1,373,672
Inflation Linked Bond	3.203	09-20-35	NZD	1,110,000	844,002
Inflation Linked Bond	3.904	09-20-30	NZD	3,735,000	3,054,214
North Macedonia 0.3%					345,408
Republic of North Macedonia
Bond	1.625	03-10-28	EUR	200,000	187,017
Bond	2.750	01-18-25	EUR	150,000	158,391
Norway 2.6%					3,194,251
Kingdom of Norway
Bond (D)	1.250	09-17-31	NOK	21,810,000	1,712,019
Bond (D)	3.625	04-13-34	NOK	16,025,000	1,482,232
Peru 0.6%					725,578
Republic of Peru
Bond	5.400	08-12-34	PEN	380,000	89,502
Bond	6.150	08-12-32	PEN	50,000	12,745
Bond	6.900	08-12-37	PEN	45,000	11,741
Bond	6.950	08-12-31	PEN	1,155,000	312,941
Bond (D)	7.300	08-12-33	PEN	1,093,000	298,649
Philippines 0.2%					246,990
Republic of the Philippines
Bond	1.750	04-28-41	EUR	330,000	246,990
Poland 0.8%					1,058,883
Republic of Poland
Bond	1.750	04-25-32	PLN	845,000	163,435
Bond	2.750	04-25-28	PLN	395,000	90,433
Bond	2.750	10-25-29	PLN	120,000	26,599
Bond	3.250	07-25-25	PLN	495,000	120,920
Bond	3.750	05-25-27	PLN	1,040,000	250,378
Bond	7.500	07-25-28	PLN	1,195,000	326,296
Bond (6 month WIBOR) (F)	5.790	11-25-29	PLN	330,000	80,822
Romania 0.8%					977,083
Republic of Romania
Bond	3.700	11-25-24	RON	60,000	12,827
Bond	4.750	10-11-34	RON	1,110,000	208,062
Bond	4.850	07-25-29	RON	220,000	44,533
Bond (D)	5.375	03-22-31	EUR	55,000	59,117
Bond	5.800	07-26-27	RON	760,000	163,006
Bond	6.700	02-25-32	RON	185,000	40,696
Bond	8.000	04-29-30	RON	745,000	174,550
Bond	8.250	09-29-32	RON	565,000	136,355
Bond	8.750	10-30-28	RON	580,000	137,937
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	11

	Rate (%)	Maturity date		Par value^	Value
Serbia 0.3%					$340,713
Republic of Serbia
Bond	1.500	06-26-29	EUR	280,000	253,756
Bond	1.650	03-03-33	EUR	110,000	86,957
Slovakia 0.2%					205,615
Republic of Slovakia
Bond	4.000	02-23-43	EUR	190,000	205,615
South Africa 1.3%					1,564,167
Republic of South Africa
Bond	6.250	03-31-36	ZAR	8,875,000	299,196
Bond	7.000	02-28-31	ZAR	5,260,000	226,142
Bond	7.000	02-28-31	ZAR	1,430,000	61,480
Bond	8.250	03-31-32	ZAR	6,350,000	283,333
Bond	8.500	01-31-37	ZAR	7,875,000	314,836
Bond	8.750	01-31-44	ZAR	4,515,000	170,289
Bond	9.000	01-31-40	ZAR	4,345,000	173,619
Bond	11.625	03-31-53	ZAR	720,000	35,272
South Korea 1.6%					1,947,331
Republic of Korea
Inflation Linked Bond	1.125	06-10-30	KRW	2,237,960,302	1,665,898
Inflation Linked Bond	1.750	06-10-28	KRW	356,635,993	281,433
Sweden 2.1%					2,569,407
Kingdom of Sweden
Inflation Linked Bond	0.151	06-01-39	SEK	4,330,000	436,256
Inflation Linked Bond	0.166	06-01-32	SEK	17,930,000	2,133,151
Thailand 0.9%					1,136,943
Kingdom of Thailand
Bond	1.000	06-17-27	THB	5,360,000	143,723
Bond	1.585	12-17-35	THB	8,075,000	200,800
Bond	1.600	12-17-29	THB	605,000	16,208
Bond	2.000	12-17-31	THB	5,300,000	143,166
Bond	2.000	06-17-42	THB	1,150,000	27,821
Bond	2.875	12-17-28	THB	6,500,000	186,118
Bond	2.875	06-17-46	THB	500,000	13,462
Bond	3.350	06-17-33	THB	10,474,000	310,243
Bond	3.450	06-17-43	THB	3,250,000	95,402
Turkey 0.2%					193,743
Republic of Turkey
Bond	17.300	07-19-28	TRY	1,305,000	31,255
Bond	26.200	10-05-33	TRY	4,915,000	162,488
United Kingdom 0.3%					336,568
United Kingdom of Great Britain
Inflation-Linked GILT	0.125	03-22-51	GBP	360,760	336,568
12	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Uruguay 0.2%					$287,394
Republic of Uruguay
Bond	8.500	03-15-28	UYU	7,035,000	175,981

Bond	9.750	07-20-33	UYU	4,165,500	111,413
Corporate bonds 13.6%					$16,879,671
(Cost $16,738,043)
Belgium 0.2%					306,239
Belfius Bank SA (3.625% to 4-16-25, then 5 Year Euro Swap Rate + 2.938%) (G)	3.625	04-16-25	EUR	200,000	195,633
Belfius Bank SA	4.125	09-12-29	EUR	100,000	110,606
Canada 0.8%					1,047,331
Bausch & Lomb Escrow Corp. (D)	8.375	10-01-28		135,000	141,075
Bausch Health Companies, Inc. (D)	4.875	06-01-28		22,000	12,534
Constellation Software, Inc. (D)	5.461	02-16-34		15,000	14,998
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%)	6.750	06-15-76		122,000	119,547
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80		120,000	111,924
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84		30,000	31,990
goeasy, Ltd. (D)	7.625	07-01-29		135,000	134,960
goeasy, Ltd. (D)	9.250	12-01-28		110,000	116,718
Ontario Gaming GTA LP (D)	8.000	08-01-30		70,000	71,394
The Bank of Nova Scotia (4.900% to 6-4-25, then 5 Year CMT + 4.551%) (G)	4.900	06-04-25		135,000	129,373
Transcanada Trust (5.600% to 3-7-32, then 5 Year CMT + 3.986% to 3-7-52, then 5 Year CMT + 4.736%)	5.600	03-07-82		151,000	132,128
Transcanada Trust (5.875% to 8-15-26, then 3 month LIBOR + 4.640% to 8-15-46, then 3 month LIBOR + 5.390%)	5.875	08-15-76		32,000	30,690
Cayman Islands 0.1%					97,282
Diamond Foreign Asset Company (D)	8.500	10-01-30		95,000	97,282
Chile 0.1%					122,994
VTR Comunicaciones SpA	4.375	04-15-29		200,000	122,994
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	13

	Rate (%)	Maturity date		Par value^	Value
China 0.0%					$34,140
CIFI Holdings Group Company, Ltd. (H)	4.375	04-12-27		200,000	17,684
Country Garden Holdings Company, Ltd. (H)	3.875	10-22-30		210,000	16,456
Colombia 0.1%					80,320
Ecopetrol SA	8.375	01-19-36		80,000	80,320
Cyprus 0.1%					121,043
Hellenic Bank PCL (10.250% to 6-14-28, then 5 Year Euro Swap Rate + 6.854%)	10.250	06-14-33	EUR	100,000	121,043
Finland 0.3%					308,790
Nokia OYJ (I)	6.625	05-15-39		320,000	308,790
France 1.5%					1,889,821
Altice France SA (D)	5.125	07-15-29		200,000	151,029
Banque Federative du Credit Mutuel SA	3.625	09-14-32	EUR	100,000	107,659
BPCE SA (5.716% to 1-18-29, then 1 Year CMT + 1.959%) (D)	5.716	01-18-30		250,000	248,939
Societe Generale SA (6.221% to 6-15-32, then 1 Year CMT + 3.200%) (D)	6.221	06-15-33		400,000	392,147
Societe Generale SA (10.000% to 5-14-29, then 5 Year CMT + 5.448%) (D)(G)	10.000	11-14-28		200,000	211,105
Teleperformance SE	5.750	11-22-31	EUR	100,000	110,931
TotalEnergies SE (2.125% to 1-25-33, then 5 Year Euro Swap Rate + 2.513% to 1-25-53, then 5 Year Euro Swap Rate + 3.263%) (G)	2.125	07-25-32	EUR	340,000	295,117
Valeo SE	1.000	08-03-28	EUR	400,000	372,894
Germany 0.2%					297,487
Commerzbank AG (6.125% to 4-9-26, then 5 Year Euro Swap Rate + 6.363%) (G)	6.125	10-09-25	EUR	200,000	208,594
Peach Property Finance GmbH	4.375	11-15-25	EUR	100,000	88,893
Greece 0.2%					216,038
Piraeus Financial Holdings SA (5.500% to 2-19-25, then 5 Year Euro Swap Rate + 5.774%)	5.500	02-19-30	EUR	100,000	106,169
Piraeus Financial Holdings SA (7.250% to 4-17-29, then 5 Year Euro Swap Rate + 4.773%)	7.250	04-17-34	EUR	100,000	109,869
Italy 0.6%					693,158
Assicurazioni Generali SpA	2.429	07-14-31	EUR	510,000	477,091
14	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Italy (continued)
Intesa Sanpaolo SpA (D)	7.800	11-28-53		200,000	216,067
Luxembourg 0.4%					$443,922
Cosan Luxembourg SA (D)	7.250	06-27-31		200,000	203,520
Raizen Fuels Finance SA (D)	6.450	03-05-34		200,000	202,434
Trinseo Materials Operating SCA (D)	5.125	04-01-29		100,000	37,968
Malta 0.0%					51,830
VistaJet Malta Finance PLC (D)	6.375	02-01-30		71,000	51,830
Netherlands 0.5%					661,304
Cooperatieve Rabobank UA (3.250% to 12-29-26, then 5 Year Euro Swap Rate + 3.702%) (G)	3.250	12-29-26	EUR	200,000	194,328
Teva Pharmaceutical Finance Netherlands II BV	4.375	05-09-30	EUR	350,000	357,299
United Group BV (D)	6.750	02-15-31	EUR	100,000	109,677
Romania 0.1%					114,573
Banca Transilvania SA (8.875% to 4-27-26, then 1 Year EURIBOR ICE Swap Rate + 5.580%)	8.875	04-27-27	EUR	100,000	114,573
Singapore 0.2%					290,651
IBM International Capital Pte, Ltd.	5.300	02-05-54		100,000	96,610
Medco Laurel Tree Pte, Ltd.	6.950	11-12-28		200,000	194,041
Supranational 0.1%					63,116
Asian Development Bank (C)	10.685	04-30-40	ZAR	6,400,000	63,116
Switzerland 0.2%					220,973
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (D)(G)	9.250	11-13-33		200,000	220,973
United Kingdom 0.4%					473,561
Ardonagh Finco, Ltd. (D)	6.875	02-15-31	EUR	100,000	106,968
BP Capital Markets PLC (4.875% to 6-22-30, then 5 Year CMT + 4.398% to 6-22-50, then 5 Year CMT + 5.148%) (G)	4.875	03-22-30		69,000	65,119
BP Capital Markets PLC (6.450% to 3-1-34, then 5 Year CMT + 2.403% to 3-1-54, then 5 Year CMT + 3.153%) (G)	6.450	12-01-33		100,000	100,224
Howden UK Refinance PLC (D)	8.125	02-15-32		200,000	201,250
United States 7.5%					9,345,098
Acrisure LLC (D)	6.000	08-01-29		110,000	99,034
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	15

	Rate (%)	Maturity date		Par value^	Value
United States (continued)
Aircastle, Ltd. (5.250% to 9-15-26, then 5 Year CMT + 4.410% to 9-15-31, then 5 Year CMT + 4.660% to 9-15-46, then 5 Year CMT + 5.160%) (D)(G)	5.250	06-15-26		125,000	115,853
Alliant Holdings Intermediate LLC (D)	6.750	10-15-27		100,000	97,153
Alliant Holdings Intermediate LLC (D)	7.000	01-15-31		50,000	49,805
Altria Group, Inc.	3.125	06-15-31	EUR	170,000	169,173
American Express Company (3.550% to 9-15-26, then 5 Year CMT + 2.854%) (G)	3.550	09-15-26		92,000	83,004
AmeriGas Partners LP	5.750	05-20-27		95,000	89,813
AmWINS Group, Inc. (D)	4.875	06-30-29		27,000	24,902
Antero Midstream Partners LP (D)	6.625	02-01-32		70,000	69,714
Antero Resources Corp. (D)	5.375	03-01-30		69,000	65,757
Aon North America, Inc.	5.750	03-01-54		65,000	65,255
Ares Finance Company III LLC (4.125% to 6-30-26, then 5 Year CMT + 3.237%) (D)	4.125	06-30-51		93,000	84,016
Aretec Group, Inc. (D)	10.000	08-15-30		60,000	65,325
AssuredPartners, Inc. (D)	5.625	01-15-29		96,000	88,303
AssuredPartners, Inc. (D)	7.500	02-15-32		45,000	44,223
Barings BDC, Inc.	7.000	02-15-29		32,000	31,739
Bayer US Finance LLC (D)	6.500	11-21-33		210,000	210,115
Bayer US Finance LLC (D)	6.875	11-21-53		200,000	200,144
BCPE Ulysses Intermediate, Inc. (7.750% Cash or 8.500% PIK) (D)	7.750	04-01-27		73,000	69,946
Black Knight InfoServ LLC (D)	3.625	09-01-28		210,000	197,400
Bread Financial Holdings, Inc. (D)	9.750	03-15-29		216,000	220,914
Caesars Entertainment, Inc. (D)	7.000	02-15-30		55,000	56,345
CCO Holdings LLC (D)	4.500	08-15-30		60,000	49,771
CCO Holdings LLC (D)	4.750	03-01-30		117,000	99,530
CCO Holdings LLC (D)	5.375	06-01-29		72,000	65,114
Charter Communications Operating LLC	3.950	06-30-62		120,000	70,687
Charter Communications Operating LLC	4.400	12-01-61		105,000	67,498
Citigroup, Inc. (4.000% to 12-10-25, then 5 Year CMT + 3.597%) (G)	4.000	12-10-25		69,000	65,305
Citigroup, Inc. (7.200% to 5-15-29, then 5 Year CMT + 2.905) (B)(G)	7.200	05-15-29		43,000	43,089
Citigroup, Inc. (7.375% to 5-15-28, then 5 Year CMT + 3.209%) (G)	7.375	05-15-28		44,000	44,996
16	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Citizens Financial Group, Inc. (5.650% to 10-6-25, then 5 Year CMT + 5.313%) (G)	5.650	10-06-25	33,000	31,965
Clear Channel Outdoor Holdings, Inc. (D)	9.000	09-15-28	95,000	99,085
Clydesdale Acquisition Holdings, Inc. (D)	8.750	04-15-30	69,000	65,678
CMS Energy Corp. (3.750% to 12-1-30, then 5 Year CMT + 2.900%)	3.750	12-01-50	80,000	63,987
CMS Energy Corp. (4.750% to 6-1-30, then 5 Year CMT + 4.116%)	4.750	06-01-50	72,000	65,974
CoBank ACB (6.250% to 10-1-26, then 3 month LIBOR + 4.660%) (G)	6.250	10-01-26	29,000	28,275
Community Health Systems, Inc. (D)	8.000	12-15-27	70,000	66,944
Covanta Holding Corp. (D)	4.875	12-01-29	160,000	139,823
CP Atlas Buyer, Inc. (D)	7.000	12-01-28	113,000	101,003
Credit Acceptance Corp. (D)	9.250	12-15-28	25,000	26,446
CSC Holdings LLC (D)	4.500	11-15-31	200,000	148,500
Discover Financial Services (6.125% to 9-23-25, then 5 Year CMT + 5.783%) (G)(I)	6.125	06-23-25	114,000	114,658
DISH DBS Corp.	5.125	06-01-29	12,000	5,118
DISH DBS Corp. (D)	5.750	12-01-28	20,000	13,850
Dominion Energy, Inc. (4.350% to 4-15-27, then 5 Year CMT + 3.195%) (G)	4.350	01-15-27	55,000	51,308
Dominion Energy, Inc. (4.650% to 12-15-24, then 5 Year CMT + 2.993%) (G)	4.650	12-15-24	31,000	30,178
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (G)	5.375	03-15-26	117,000	112,771
Enact Holdings, Inc. (D)	6.500	08-15-25	64,000	64,003
Energy Transfer LP (8.000% to 5-15-29, then 5 Year CMT + 4.020%)	8.000	05-15-54	31,000	32,209
EnLink Midstream LLC (D)	5.625	01-15-28	66,000	65,031
EnLink Midstream Partners LP	5.450	06-01-47	93,000	81,840
EQM Midstream Partners LP (D)	4.750	01-15-31	70,000	65,094
Fifth Third Bancorp (4.500% to 9-30-25, then 5 Year CMT + 4.215%) (G)	4.500	09-30-25	51,000	48,455
First Student Bidco, Inc. (D)	4.000	07-31-29	43,000	37,410
FirstCash, Inc. (D)	4.625	09-01-28	35,000	32,373
FirstCash, Inc. (D)	5.625	01-01-30	33,000	31,260
Freedom Mortgage Corp. (D)	7.625	05-01-26	72,000	71,469
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	17

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Freedom Mortgage Corp. (D)	12.000	10-01-28	15,000	16,250
Freedom Mortgage Corp. (D)	12.250	10-01-30	45,000	49,510
Freedom Mortgage Holdings LLC (D)	9.250	02-01-29	100,000	101,520
Frontier Communications Holdings LLC (D)	6.750	05-01-29	160,000	143,647
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (G)	5.700	09-30-30	35,000	32,777
Global Atlantic Fin Company (4.700% to 10-15-26, then 5 Year CMT + 3.796%) (D)	4.700	10-15-51	73,000	64,456
Gray Television, Inc. (D)	5.375	11-15-31	75,000	48,518
Great Lakes Dredge & Dock Corp. (D)	5.250	06-01-29	170,000	148,507
Hanesbrands, Inc. (D)	9.000	02-15-31	60,000	60,133
Hightower Holding LLC (D)	6.750	04-15-29	142,000	133,264
HUB International, Ltd. (D)	5.625	12-01-29	36,000	33,413
HUB International, Ltd. (D)	7.375	01-31-32	35,000	35,111
Humana, Inc.	5.500	03-15-53	60,000	58,119
Huntington Bancshares, Inc. (4.450% to 10-15-27, then 7 Year CMT + 4.045%) (G)	4.450	10-15-27	37,000	32,492
Iron Mountain, Inc. (D)	7.000	02-15-29	125,000	126,885
LBM Acquisition LLC (D)	6.250	01-15-29	38,000	34,233
LFS Topco LLC (D)	5.875	10-15-26	74,000	68,407
Liberty Mutual Group, Inc. (4.125% to 12-15-26, then 5 Year CMT + 3.315%) (D)	4.125	12-15-51	134,000	117,639
Liberty Mutual Group, Inc. (D)	4.300	02-01-61	25,000	15,904
MajorDrive Holdings IV LLC (D)	6.375	06-01-29	38,000	32,775
Medline Borrower LP (D)	5.250	10-01-29	152,000	140,598
Mileage Plus Holdings LLC (D)	6.500	06-20-27	33,725	33,734
MSCI, Inc. (D)	3.625	09-01-30	131,000	115,546
Nabors Industries, Inc. (D)	9.125	01-31-30	40,000	41,000
Nationstar Mortgage Holdings, Inc. (D)	5.125	12-15-30	110,000	98,187
New Mountain Finance Corp.	6.875	02-01-29	68,000	66,556
NextEra Energy Operating Partners LP (D)	7.250	01-15-29	35,000	35,577
Occidental Petroleum Corp.	4.500	07-15-44	45,000	34,683
Open Text Holdings, Inc. (D)	4.125	12-01-31	118,000	100,998
Paramount Global	4.375	03-15-43	100,000	66,921
Paramount Global	4.950	01-15-31	148,000	129,960
Paramount Global	6.875	04-30-36	75,000	68,809
PennyMac Financial Services, Inc. (D)	5.750	09-15-31	73,000	67,124
PennyMac Financial Services, Inc. (D)	7.875	12-15-29	10,000	10,236
Post Holdings, Inc. (D)	5.500	12-15-29	116,000	110,991
18	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
United States (continued)
Presidio Holdings, Inc. (D)	8.250	02-01-28		50,000	49,304
Public Service Electric & Gas Company	5.450	03-01-54		140,000	140,090
Range Resources Corp. (D)	4.750	02-15-30		13,000	12,077
Range Resources Corp.	8.250	01-15-29		40,000	41,731
RTX Corp.	2.150	05-18-30	EUR	150,000	145,289
Scripps Escrow II, Inc. (D)	5.375	01-15-31		75,000	42,771
Sempra (4.125% to 4-1-27, then 5 Year CMT + 2.868%)	4.125	04-01-52		111,000	101,839
Sinclair Television Group, Inc. (D)	4.125	12-01-30		75,000	54,806
STL Holding Company LLC (D)	8.750	02-15-29		60,000	61,384
Talos Production, Inc. (D)	9.000	02-01-29		55,000	56,213
Talos Production, Inc. (D)	9.375	02-01-31		55,000	56,810
Terex Corp. (D)	5.000	05-15-29		83,000	77,506
The Cigna Group	5.600	02-15-54		70,000	68,832
The Goldman Sachs Group, Inc. (4.950% to 2-10-25, then 5 Year CMT + 3.224%) (G)	4.950	02-10-25		64,000	62,624
The Goldman Sachs Group, Inc. (7.500% to 2-10-29, then 5 Year CMT + 3.156%) (G)	7.500	02-10-29		24,000	25,237
The Hertz Corp. (D)	5.000	12-01-29		130,000	99,594
The Michaels Companies, Inc. (D)	5.250	05-01-28		65,000	50,466
The Michaels Companies, Inc. (D)	7.875	05-01-29		88,000	56,822
The Southern Company (4.000% to 1-15-26, then 5 Year CMT + 3.733%)	4.000	01-15-51		67,000	64,341
Tyson Foods, Inc. (B)	5.700	03-15-34		55,000	54,929
Uber Technologies, Inc. (D)	4.500	08-15-29		70,000	65,543
Viking Cruises, Ltd. (D)	7.000	02-15-29		70,000	69,969
Viking Cruises, Ltd. (D)	9.125	07-15-31		60,000	64,955
Viper Energy, Inc. (D)	5.375	11-01-27		290,000	281,328
Vital Energy, Inc.	9.750	10-15-30		70,000	74,978
Wand NewCo 3, Inc. (D)	7.625	01-30-32		10,000	10,275
WarnerMedia Holdings, Inc.	5.141	03-15-52		85,000	69,071
WarnerMedia Holdings, Inc.	5.391	03-15-62		85,000	68,572
Wells Fargo & Company (3.900% to 3-15-26, then 5 Year CMT + 3.453%) (G)	3.900	03-15-26		138,000	129,850
Western Midstream Operating LP	4.050	02-01-30		144,000	133,123
Windsor Holdings III LLC (D)	8.500	06-15-30		95,000	98,294

WW International, Inc. (D)	4.500	04-15-29		180,000	83,365
Convertible bonds 5.5%					$6,880,223
(Cost $7,129,323)
Canada 0.0%					80,325
Shopify, Inc.	0.125	11-01-25		85,000	80,325
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	19

	Rate (%)	Maturity date		Par value^	Value
China 0.1%					$147,623
NIO, Inc.	0.500	02-01-27		162,000	147,623
Italy 0.1%					89,381
DiaSorin SpA (C)	4.580	05-05-28	EUR	100,000	89,381
Luxembourg 0.0%					425
Arrival SA (D)(H)	3.500	12-01-26		170,000	425
Singapore 0.3%					359,748
Sea, Ltd.	0.250	09-15-26		427,000	359,748
United Kingdom 0.0%					16,576
Immunocore Holdings PLC (D)	2.500	02-01-30		16,000	16,576
United States 5.0%					6,186,145
3D Systems Corp. (C)	10.949	11-15-26		21,000	15,781
Affirm Holdings, Inc. (C)	8.090	11-15-26		75,000	60,555
Airbnb, Inc. (C)	4.416	03-15-26		105,000	96,018
Alarm.com Holdings, Inc. (C)	5.198	01-15-26		110,000	99,875
Alliant Energy Corp. (D)	3.875	03-15-26		240,000	232,680
American Water Capital Corp. (D)	3.625	06-15-26		240,000	232,800
Axon Enterprise, Inc.	0.500	12-15-27		27,000	38,597
Bandwidth, Inc.	0.250	03-01-26		35,000	30,559
Bentley Systems, Inc.	0.125	01-15-26		95,000	92,980
Beyond Meat, Inc. (C)	64.604	03-15-27		125,000	26,888
BILL Holdings, Inc. (C)	6.153	04-01-27		111,000	92,075
Block, Inc.	0.250	11-01-27		152,000	124,792
Bread Financial Holdings, Inc. (D)	4.250	06-15-28		36,000	42,478
Cable One, Inc.	1.125	03-15-28		45,000	33,314
Cardlytics, Inc.	1.000	09-15-25		55,000	37,400
CenterPoint Energy, Inc. (D)	4.250	08-15-26		240,000	236,640
CMS Energy Corp. (D)	3.375	05-01-28		55,000	53,323
Cracker Barrel Old Country Store, Inc.	0.625	06-15-26		370,000	318,015
Cytokinetics, Inc.	3.500	07-01-27		50,000	80,079
Dayforce, Inc.	0.250	03-15-26		125,000	114,250
DigitalOcean Holdings, Inc. (C)	7.055	12-01-26		90,000	74,389
DISH Network Corp.	3.375	08-15-26		38,000	22,468
DraftKings Holdings, Inc. (C)	4.088	03-15-28		117,000	99,275
Dropbox, Inc. (C)	2.040	03-01-28		100,000	92,125
Duke Energy Corp. (D)	4.125	04-15-26		305,000	299,205
Enphase Energy, Inc. (C)	3.564	03-01-28		20,000	17,348
Etsy, Inc.	0.250	06-15-28		150,000	119,678
Euronet Worldwide, Inc.	0.750	03-15-49		28,000	26,810
Exact Sciences Corp.	0.375	03-15-27		86,000	76,883
Exact Sciences Corp. (D)	2.000	03-01-30		13,000	13,299
FirstEnergy Corp. (D)	4.000	05-01-26		245,000	240,590
20	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Health Catalyst, Inc.	2.500	04-15-25	5,000	4,718
JetBlue Airways Corp.	0.500	04-01-26	188,000	158,794
John Bean Technologies Corp.	0.250	05-15-26	81,000	74,050
Lumentum Holdings, Inc.	0.500	06-15-28	75,000	58,095
MP Materials Corp. (D)	0.250	04-01-26	230,000	197,748
NCL Corp., Ltd.	2.500	02-15-27	98,000	93,051
Okta, Inc.	0.125	09-01-25	85,000	81,797
PAR Technology Corp.	1.500	10-15-27	15,000	13,485
Pebblebrook Hotel Trust	1.750	12-15-26	50,000	44,695
Pegasystems, Inc.	0.750	03-01-25	37,000	35,539
PG&E Corp. (D)	4.250	12-01-27	32,000	31,968
Rapid7, Inc.	0.250	03-15-27	100,000	90,188
Redfin Corp.	0.500	04-01-27	95,000	54,242
Repay Holdings Corp. (C)(D)	8.107	02-01-26	415,000	356,402
Shake Shack, Inc. (C)	2.401	03-01-28	15,000	13,622
Shift4 Payments, Inc.	0.500	08-01-27	80,000	78,365
Snap, Inc.	0.125	03-01-28	495,000	371,250
Splunk, Inc.	1.125	06-15-27	80,000	78,840
Spotify USA, Inc. (C)	5.054	03-15-26	105,000	94,815
Stem, Inc. (D)	0.500	12-01-28	95,000	46,047
Sunnova Energy International, Inc.	0.250	12-01-26	305,000	146,674
Sunnova Energy International, Inc.	2.625	02-15-28	40,000	16,120
Super Micro Computer, Inc., Zero Coupon (D)	0.000	03-01-29	25,000	25,419
Teladoc Health, Inc.	1.250	06-01-27	74,000	61,376
The Greenbrier Companies, Inc.	2.875	04-15-28	90,000	99,171
The Southern Company (D)	3.875	12-15-25	305,000	298,900
Uber Technologies, Inc. (D)	0.875	12-01-28	102,000	127,857
Uber Technologies, Inc., Zero Coupon	0.000	12-15-25	105,000	119,548
Unity Software, Inc. (C)	6.568	11-15-26	140,000	117,530

Ventas Realty LP (D)	3.750	06-01-26	55,000	54,670
Term loans (J) 2.1%				$2,672,259
(Cost $2,717,442)
Luxembourg 0.1%				124,813
Delta 2 Lux Sarl, 2022 Term Loan B (3 month CME Term SOFR + 2.250%)	7.598	01-15-30	125,000	124,813
United States 2.0%				2,547,446
Aretec Group, Inc., 2023 Incremental Term Loan (1 month CME Term SOFR + 4.500%)	9.926	08-09-30	99,500	99,836
Asurion LLC, 2020 Term Loan B8 (1 month CME Term SOFR + 3.250%)	8.691	12-23-26	96,075	95,448
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	21

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Asurion LLC, 2021 2nd Lien Term Loan B3 (1 month CME Term SOFR + 5.250%)	10.691	01-31-28	230,000	$219,158
athenahealth, Inc., 2022 Term Loan B (1 month CME Term SOFR + 3.250%)	8.576	02-15-29	88,386	87,544
Berlin Packaging LLC, 2021 Term Loan B5 (1 and 3 month CME Term SOFR + 3.750%)	9.200	03-11-28	146,625	146,116
Caesars Entertainment, Inc., Term Loan B (3 month CME Term SOFR + 3.250%)	8.663	02-06-30	104,213	104,227
Cinemark USA, Inc., 2023 Term Loan B (1 and 3 month CME Term SOFR + 3.750%)	9.079	05-24-30	124,063	124,089
Crocs, Inc., 2024 Term Loan (1 month CME Term SOFR + 2.250%)	7.576	02-20-29	82,000	82,062
Emerald Debt Merger Sub LLC, Term Loan B (3 month CME Term SOFR + 2.500%)	7.790	05-31-30	62,433	62,261
Hanesbrands, Inc., 2023 Term Loan B (1 month CME Term SOFR + 3.750%)	9.076	03-08-30	114,138	113,852
Hightower Holding LLC, 2021 Term Loan B (3 month CME Term SOFR + 4.000%)	9.586	04-21-28	146,625	146,442
HUB International, Ltd., 2024 Term Loan B (3 month CME Term SOFR + 3.250%)	8.574	06-20-30	143,115	142,936
IRB Holding Corp., 2024 Term Loan B (1 month CME Term SOFR + 2.750%)	8.176	12-15-27	246,904	246,475
Medline Borrower LP, USD Term Loan B (1 month CME Term SOFR + 3.000%)	8.441	10-23-28	111,865	111,871
NEP Group, Inc., 2023 Term Loan B (1 month CME Term SOFR + 3.250%)	8.691	08-19-26	66,589	63,731
Quikrete Holdings, Inc., 2016 1st Lien Term Loan (1 month CME Term SOFR + 2.625%)	8.066	02-01-27	96,000	95,955
Sedgwick Claims Management Services, Inc., 2023 Term Loan B (1 month CME Term SOFR + 3.750%)	9.076	02-24-28	126,031	126,132
The Dun & Bradstreet Corp., 2024 Term Loan B (1 month CME Term SOFR + 2.750%)	8.074	01-18-29	140,787	140,400
TransDigm, Inc., 2023 Term Loan I (3 month CME Term SOFR + 3.250%)	8.598	08-24-28	166,019	166,285
22	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Windsor Holdings III LLC, USD Term Loan B (1 month CME Term SOFR + 4.500%)	9.824	08-01-30	114,711	$114,800

WW International, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.500%)	8.941	04-13-28	111,605	57,826
Collateralized mortgage obligations 3.9%				$4,825,068
(Cost $4,838,235)
Commercial and residential 1.3%				1,607,756
Angel Oak Mortgage Trust
Series 2020-3, Class M1 (D)(K)	3.809	04-25-65	50,000	45,365
BANK
Series 2020-BN25, Class AS	2.841	01-15-63	40,000	34,015
Series 2021-BN31, Class C (K)	2.545	02-15-54	30,000	21,487
Series 2022-BNK42, Class AS (K)	4.722	06-15-55	40,000	37,612
BBCMS Mortgage Trust
Series 2023-C20, Class AS (K)	5.973	07-15-56	10,000	10,380
Benchmark Mortgage Trust
Series 2020-B16, Class AM (K)	2.944	02-15-53	40,000	33,775
BRAVO Residential Funding Trust
Series 2020-NQM1, Class M1 (D)(K)	3.181	05-25-60	129,000	119,884
Series 2021-NQM1, Class M1 (D)(K)	2.316	02-25-49	100,000	75,697
BX Trust
Series 2021-ARIA, Class C (1 month CME Term SOFR + 1.760%) (D)(F)	7.078	10-15-36	20,000	19,594
Series 2021-MFM1, Class D (1 month CME Term SOFR + 1.614%) (D)(F)	6.932	01-15-34	7,663	7,562
Series 2023-DELC, Class A (1 month CME Term SOFR + 2.690%) (D)(F)	8.008	05-15-38	50,000	50,438
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class E (1 month CME Term SOFR + 2.447%) (D)(F)	7.765	12-15-37	134,000	132,828
CIM Trust
Series 2021-R4, Class A1 (D)(K)	2.000	05-01-61	59,313	51,596
Citigroup Commercial Mortgage Trust
Series 2023-PRM3, Class A (D)(K)	6.360	07-10-28	100,000	103,010
COMM Mortgage Trust
Series 2014-CR15, Class B (K)	4.091	02-10-47	19,129	18,239
Deephaven Residential Mortgage Trust
Series 2020-2, Class M1 (D)(K)	4.112	05-25-65	100,000	94,658
GS Mortgage Securities Corp. II
Series 2024-70P, Class A (D)(K)	5.133	03-10-41	100,000	98,945
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	23

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
New Residential Mortgage Loan Trust
Series 2015-2A, Class B4 (D)(K)	5.358	08-25-55	46,402	$44,695
NYMT Loan Trust I
Series 2021-BPL1, Class A1 (2.239% to 5-25-24, then 4.239% thereafter) (D)	2.239	05-25-26	45,913	45,709
OBX Trust
Series 2022-NQM5, Class A1 (4.310% to 5-1-26, then 5.310% thereafter) (D)	4.310	05-25-62	83,747	80,128
OPG Trust
Series 2021-PORT, Class D (1 month CME Term SOFR + 1.245%) (D)(F)	6.563	10-15-36	19,751	19,331
UBS Commercial Mortgage Trust
Series 2019-C16, Class ASB	3.460	04-15-52	154,000	146,754
Verus Securitization Trust
Series 2020-5, Class M1 (D)(K)	2.601	05-25-65	200,000	168,815
Series 2021-5, Class A1 (D)(K)	1.013	09-25-66	65,157	54,153
Wells Fargo Commercial Mortgage Trust
Series 2020-C58, Class B	2.704	07-15-53	65,000	50,492
Wells Fargo Mortgage Backed Securities Trust
Series 2019-3, Class A1 (D)(K)	3.500	07-25-49	5,697	5,043
WF-RBS Commercial Mortgage Trust
Series 2011-C4, Class C (D)(K)	4.979	06-15-44	18,695	17,594
WSTN Trust
Series 2023-MAUI, Class B (D)(K)	7.018	07-05-37	20,000	19,957
U.S. Government Agency 2.6%				3,217,312
Federal Home Loan Mortgage Corp.
Series 2020-HQA3, Class B1 (30 day Average SOFR + 5.864%) (D)(F)	11.186	07-25-50	37,175	41,264
Series 2021-DNA6, Class M2 (30 day Average SOFR + 1.500%) (D)(F)	6.822	10-25-41	178,000	177,555
Series 2021-HQA1, Class M2 (30 day Average SOFR + 2.250%) (D)(F)	7.572	08-25-33	156,175	159,099
Series 2021-HQA2, Class M2 (30 day Average SOFR + 2.050%) (D)(F)	7.372	12-25-33	100,000	101,168
Series 2021-HQA3, Class M2 (30 day Average SOFR + 2.100%) (D)(F)	7.422	09-25-41	180,000	180,762
Series 2021-P011, Class X1 IO	1.781	09-25-45	91,088	10,650
Series 2022-DNA1, Class B1 (30 day Average SOFR + 3.400%) (D)(F)	8.722	01-25-42	150,000	153,000
24	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2022-DNA3, Class M1B (30 day Average SOFR + 2.900%) (D)(F)	8.222	04-25-42	95,000	$98,316
Series 2022-DNA5, Class M2 (30 day Average SOFR + 6.750%) (D)(F)	12.072	06-25-42	50,000	56,373
Series 2022-DNA6, Class M2 (30 day Average SOFR + 5.750%) (D)(F)	11.072	09-25-42	120,000	134,137
Series 2022-HQA1, Class M1B (30 day Average SOFR + 3.500%) (D)(F)	8.822	03-25-42	66,650	69,693
Series 2022-HQA1, Class M2 (30 day Average SOFR + 5.250%) (D)(F)	10.572	03-25-42	540,000	579,910
Series 2022-HQA3, Class M1B (30 day Average SOFR + 3.550%) (D)(F)	8.872	08-25-42	40,000	41,992
Series 2023-DNA1, Class M2 (30 day Average SOFR + 5.500%) (D)(F)	10.822	03-25-43	25,000	27,499
Series 2023-DNA2, Class B1 (30 day Average SOFR + 7.600%) (D)(F)	12.922	04-25-43	15,000	16,988
Series 2024-DNA1, Class M2 (30 day Average SOFR + 1.950%) (D)(F)	7.275	02-25-44	100,000	100,180
Series 4898, Class SA IO	0.661	07-15-49	355,449	30,349
Series 4954, Class SL IO	0.614	02-25-50	978,314	98,711
Series 4999, Class KS IO	0.714	12-25-42	277,654	20,658
Series 4999, Class PS IO	0.514	03-25-44	356,406	28,965
Series K103, Class X1 IO	0.639	11-25-29	223,688	6,708
Series K105, Class X1 IO	1.522	01-25-30	169,184	12,071
Series K737, Class X1 IO	0.630	10-25-26	110,495	1,385
Series K740, Class X1 IO	0.742	09-25-27	98,139	2,173
Series Q014, Class X IO	2.785	10-25-55	92,718	14,416
Federal National Mortgage Association
Series 2016-88, Class SK IO	0.564	12-25-46	281,820	26,803
Series 2019-25, Class SA IO	0.614	06-25-49	1,208,711	119,647
Series 2019-50, Class S IO	0.614	09-25-49	708,324	70,783
Series 2019-68, Class SC IO	0.564	11-25-49	236,654	22,238
Series 2022-R02, Class 2B1 (30 day Average SOFR + 4.500%) (D)(F)	9.822	01-25-42	150,000	157,079
Series 2022-R03, Class 1B1 (30 day Average SOFR + 6.250%) (D)(F)	11.572	03-25-42	67,000	74,293
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	25

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2022-R03, Class 1M2 (30 day Average SOFR + 3.500%) (D)(F)	8.822	03-25-42	49,000	$51,440
Series 2022-R04, Class 1B1 (30 day Average SOFR + 5.250%) (D)(F)	10.572	03-25-42	115,000	124,272
Series 2022-R05, Class 2B1 (30 day Average SOFR + 4.500%) (D)(F)	9.822	04-25-42	100,000	105,334
Series 2022-R09, Class 2M2 (30 day Average SOFR + 4.750%) (D)(F)	10.071	09-25-42	60,000	65,489
Series 2023-R01, Class 1B1 (30 day Average SOFR + 5.100%) (D)(F)	10.421	12-25-42	15,000	16,275
Series 2023-R02, Class 1M2 (30 day Average SOFR + 3.350%) (D)(F)	8.672	01-25-43	25,000	26,298
Series 2023-R03, Class 2M2 (30 day Average SOFR + 3.900%) (D)(F)	9.222	04-25-43	20,000	21,375
Series 2023-R04, Class 1M2 (30 day Average SOFR + 3.550%) (D)(F)	8.871	05-25-43	25,000	26,576
Series 2023-R05, Class 1M2 (30 day Average SOFR + 3.100%) (D)(F)	8.421	06-25-43	24,000	25,141
Series 2023-R06, Class 1B1 (30 day Average SOFR + 3.900%) (D)(F)	9.222	07-25-43	15,000	15,686
Series 2023-R07, Class 2M2 (30 day Average SOFR + 3.250%) (D)(F)	8.571	09-25-43	75,000	78,700

Series 2023-R08, Class 1B1 (30 day Average SOFR + 3.550%) (D)(F)	8.872	10-25-43	25,000	25,861
Asset backed securities 3.2%				$4,005,521
(Cost $4,053,225)
Asset backed securities 3.2%				4,005,521
AASET Trust
Series 2021-2A, Class A (D)	2.798	01-15-47	200,333	174,306
Avis Budget Rental Car Funding AESOP LLC
Series 2023-5A, Class A (D)	5.780	04-20-28	100,000	101,136
Bain Capital Credit CLO, Ltd.
Series 2020-5A, Class D (3 month CME Term SOFR + 3.812%) (D)(F)	9.129	01-20-32	250,000	250,145
Series 2022-2A, Class D1 (3 month CME Term SOFR + 3.650%) (D)(F)	8.968	04-22-35	250,000	249,527
26	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Benefit Street Partners CLO XIX, Ltd.
Series 2019-19A, Class E (3 month CME Term SOFR + 7.282%) (D)(F)	12.596	01-15-33	250,000	$249,949
Bojangles Issuer LLC
Series 2020-1A, Class A2 (D)	3.832	10-20-50	29,475	27,777
Carvana Auto Receivables Trust
Series 2023-P3, Class A4 (D)	5.710	07-10-29	10,000	10,076
Series 2024-N1, Class C (D)	5.800	05-10-30	60,000	60,024
CIM Trust
Series 2021-NR2, Class A1 (2.568% to 3-1-24, then 5.568% to 3-1-25, then 6.568% thereafter) (D)	2.568	07-25-59	39,791	39,405
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (D)	5.250	02-25-49	60,000	58,732
DataBank Issuer
Series 2021-1A, Class B (D)	2.650	02-27-51	40,000	35,646
Domino’s Pizza Master Issuer LLC
Series 2019-1A, Class A2 (D)	3.668	10-25-49	48,000	43,759
Series 2021-1A, Class A2II (D)	3.151	04-25-51	48,625	42,009
Drive Auto Receivables Trust
Series 2024-1, Class B	5.310	01-16-29	25,000	24,965
Exeter Automobile Receivables Trust
Series 2023-4A, Class C	6.510	08-15-28	35,000	35,475
First Investors Auto Owner Trust
Series 2021-2A, Class D (D)	1.660	12-15-27	190,000	175,911
Series 2022-1A, Class D (D)	3.790	06-15-28	55,000	52,405
FS Rialto
Series 2021-FL3, Class A (1 month CME Term SOFR + 1.364%) (D)(F)	6.686	11-16-36	103,952	103,233
GLS Auto Receivables Issuer Trust
Series 2023-1A, Class C (D)	6.380	12-15-28	21,000	21,131
Series 2023-3A, Class D (D)	6.440	05-15-29	20,000	20,232
Greystone Commercial Real Estate Notes, Ltd.
Series 2021-FL3, Class B (1 month CME Term SOFR + 1.764%) (D)(F)	7.082	07-15-39	100,000	95,435
Hertz Vehicle Financing LLC
Series 2021-2A, Class B (D)	2.120	12-27-27	100,000	90,590
Series 2022-2A, Class C (D)	2.950	06-26-28	100,000	90,403
MF1, Ltd.
Series 2022-FL8, Class AS (1 month CME Term SOFR + 1.750%) (D)(F)	7.066	02-19-37	100,000	98,460
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (D)	1.910	10-20-61	100,000	86,997
Palmer Square Loan Funding, Ltd.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	27

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2021-4A, Class C (3 month CME Term SOFR + 2.862%) (D)(F)	8.176	10-15-29	250,000	$250,035
Pretium Mortgage Credit Partners LLC
Series 2021-RN1, Class A2 (3.598% to 6-25-25, then 7.598% thereafter) (D)	3.598	02-25-61	100,000	90,557
Progress Residential Trust
Series 2021-SFR2, Class E1 (D)	2.547	04-19-38	100,000	91,563
Series 2021-SFR3, Class D (D)	2.288	05-17-26	100,000	91,631
Series 2022-SFR4, Class C (D)	4.888	05-17-41	100,000	95,922
Series 2022-SFR5, Class D (D)	5.734	06-17-39	100,000	98,702
RR 19, Ltd.
Series 2021-19A, Class A2 (3 month CME Term SOFR + 1.912%) (D)(F)	7.226	10-15-35	250,000	249,980
Sound Point CLO XXVIII, Ltd.
Series 2020-3A, Class C (3 month CME Term SOFR + 2.512%) (D)(F)	7.836	01-25-32	250,000	247,633
Texas Natural Gas Securitization Finance Corp.
Series 2023-1, Class A2	5.169	04-01-41	30,000	30,420
Tricon American Homes Trust
Series 2020-SFR2, Class E1 (D)	2.730	11-17-39	100,000	88,011
Tricon Residential Trust
Series 2023-SFR2, Class D (D)	5.000	12-17-40	100,000	95,313
TRTX Issuer, Ltd.
Series 2019-FL3, Class D (1 month CME Term SOFR + 2.564%) (D)(F)	7.886	10-15-34	100,000	95,637
Venture XIII CLO, Ltd.
Series 2013-13A, Class DR (3 month CME Term SOFR + 3.562%) (D)(F)	8.933	09-10-29	175,000	174,992
VOLT XCV LLC
Series 2021-NPL4, Class A1 (5.240% to 2-25-25, then 6.240% thereafter) (D)	5.240	03-27-51	68,856	67,397

	Shares	Value
Common stocks 0.0%		$24,493
(Cost $65,092)
United Kingdom 0.0%		15,798
Endeavour Mining PLC	961	15,798
United States 0.0%		8,695
Paragon Offshore PLC, Litigation Trust A (E)(L)	2,695	270
Paragon Offshore PLC, Litigation Trust B (E)(L)	1,348	8,425

Southcross Holdings GP, Class A (E)(L)	246	0
28	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value

Preferred securities 0.8%		$924,113
(Cost $858,430)
United States 0.8%		924,113
AGNC Investment Corp., 6.125% (6.125% to 4-15-25, then 3 month LIBOR + 4.697%)	10,000	235,100
AGNC Investment Corp., 7.750% (7.750% to 10-15-27, then 5 Year CMT + 4.390%)	10,000	230,700
AT&T, Inc., 5.000%	3,150	69,899
Bank of America Corp., 7.250%	35	41,441
Capital One Financial Corp., 5.000%	450	9,252
JPMorgan Chase & Co., 4.200%	2,000	39,800
Morgan Stanley, 4.250%	3,325	65,237
SCE Trust VII, 7.500%	2,425	65,111
Synchrony Financial, 8.250% (8.250% to 5-15-29, then 5 Year CMT + 4.044%)	1,293	32,390
Wells Fargo & Company, 4.750%	316	6,563
Wells Fargo & Company, 7.500%	109	128,620

	Par value^	Value
Escrow certificates 0.0%		$46
(Cost $491,686)
Alta Mesa Holdings LP (E)(L)	460,000	46
Texas Competitive Electric Holdings Company LLC (E)(L)	10,820,544	0

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 11.7%				$14,582,150
(Cost $14,582,152)
U.S. Government 0.2%				199,618
U.S. Treasury Bill	5.250	03-14-24	25,000	24,952
U.S. Treasury Bill	5.277	03-12-24	150,000	149,758
U.S. Treasury Bill	5.287	03-26-24	25,000	24,908

	Yield (%)	Shares	Value
Short-term funds 11.5%			14,382,532
John Hancock Collateral Trust (M)	5.2759(N)	3,157	31,572
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.2628(N)	14,350,960	14,350,960

Total investments (Cost $154,077,207) 121.3%	$151,051,525
Other assets and liabilities, net (21.3%)	(26,501,742)
Total net assets 100.0%	$124,549,783

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	29

	Rate (%)	Maturity date	Par value^	Value
Sale commitments outstanding (4.5)%				$(5,638,429)
(Proceeds received $5,667,506)
U.S. Government Agency (4.5)%				(5,638,429)
Federal National Mortgage Association
15 Yr Pass Thru (B)	2.500	TBA	(664,000)	(601,983)
15 Yr Pass Thru (B)	4.500	TBA	(672,000)	(657,405)
30 Yr Pass Thru (B)	3.500	TBA	(450,000)	(400,307)
30 Yr Pass Thru (B)	4.000	TBA	(482,000)	(443,572)
30 Yr Pass Thru (B)	4.500	TBA	(525,000)	(496,822)
30 Yr Pass Thru (B)	5.000	TBA	(1,837,000)	(1,781,603)
Government National Mortgage Association
30 Yr Pass Thru (B)	2.500	TBA	(560,000)	(473,851)
30 Yr Pass Thru (B)	4.500	TBA	(385,000)	(367,774)
30 Yr Pass Thru (B)	5.000	TBA	(425,000)	(415,112)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
DOP	Dominican Republic Peso
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
SEK	Swedish Krona
THB	Thai Bhat
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

30	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
WIBOR	Warsaw Interbank Offered Rate
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $24,840,878 or 19.9% of the fund’s net assets as of 2-29-24.
(E)	Non-income producing security.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(H)	Non-income producing - Issuer is in default.
(I)	All or a portion of this security is on loan as of 2-29-24.
(J)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(K)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(L)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(M)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(N)	The rate shown is the annualized seven-day yield as of 2-29-24.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	31

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	17	Long	Mar 2024	$1,266,451	$1,271,417	$4,966
10-Year Canada Government Bond Futures	27	Long	Jun 2024	2,388,132	2,384,770	(3,362)
10-Year U.S. Treasury Note Futures	181	Long	Jun 2024	19,976,980	19,989,188	12,208
5-Year U.S. Treasury Note Futures	195	Long	Jun 2024	20,817,137	20,846,719	29,582
German Euro BUND Futures	7	Long	Mar 2024	1,024,431	1,003,576	(20,855)
Ultra 10-Year U.S. Treasury Note Futures	3	Long	Jun 2024	341,817	342,516	699
10-Year Japan Government Bond Futures	6	Short	Mar 2024	(5,857,164)	(5,853,522)	3,642
2-Year U.S. Treasury Note Futures	124	Short	Jun 2024	(25,389,194)	(25,389,000)	194
Euro SCHATZ Futures	1	Short	Mar 2024	(113,656)	(113,646)	10
Euro-BTP Italian Government Bond Futures	22	Short	Mar 2024	(2,764,685)	(2,801,476)	(36,791)
Euro-Buxl Futures	21	Short	Mar 2024	(3,029,086)	(3,022,304)	6,782
Euro-OAT Futures	10	Short	Mar 2024	(1,388,829)	(1,380,073)	8,756
German Euro BOBL Futures	2	Short	Mar 2024	(252,743)	(251,221)	1,522
U.S. Treasury Long Bond Futures	11	Short	Jun 2024	(1,308,077)	(1,311,750)	(3,673)
Ultra U.S. Treasury Bond Futures	23	Short	Jun 2024	(2,924,714)	(2,941,125)	(16,411)
						$(12,731)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	160,000	USD	105,122	CITI	3/20/2024	—	$(1,070)
AUD	714,000	USD	467,212	MSI	3/28/2024	—	(2,763)
BRL	11,517,000	USD	2,330,538	BML	3/4/2024	—	(13,747)
BRL	790,000	USD	158,529	CITI	3/4/2024	$389	—
BRL	14,448,000	USD	2,900,124	GSI	3/4/2024	6,276	—
BRL	495,000	USD	100,883	HSBC	3/4/2024	—	(1,307)
BRL	247,000	USD	49,936	MSI	3/4/2024	—	(249)
BRL	300,000	USD	60,666	SSB	3/4/2024	—	(317)
CAD	90,000	USD	66,383	BARC	3/20/2024	—	(50)
CAD	30,000	USD	22,444	GSI	3/20/2024	—	(332)
CAD	1,795,000	USD	1,328,565	GSI	3/28/2024	—	(5,416)
CLP	58,788,000	USD	61,898	BOA	3/20/2024	—	(1,095)
CLP	52,300,000	USD	59,129	DB	3/20/2024	—	(5,036)
CLP	116,607,000	USD	124,220	GSI	3/20/2024	—	(3,616)
CLP	108,500,000	USD	115,995	SSB	3/20/2024	—	(3,775)
32	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CLP	309,793,000	USD	313,495	BOA	3/28/2024	$6,788	—
CLP	306,100,000	USD	311,711	SSB	3/28/2024	4,755	—
CNY	239,000	USD	33,281	BARC	3/20/2024	—	$(83)
CNY	937,000	USD	131,062	GSI	3/20/2024	—	(910)
COP	211,400,000	USD	53,519	CITI	3/20/2024	196	—
COP	160,900,000	USD	40,780	MSI	3/20/2024	104	—
COP	391,035,000	USD	97,697	SSB	3/20/2024	1,663	—
COP	2,016,444,000	USD	505,372	GSI	3/27/2024	6,375	—
COP	872,406,000	USD	218,901	MSI	3/27/2024	2,504	—
CZK	1,420,000	USD	63,276	CITI	3/20/2024	—	(2,724)
CZK	8,878,000	USD	381,501	GSI	3/20/2024	—	(2,920)
EUR	151,000	USD	164,356	BOA	3/20/2024	—	(1,050)
EUR	213,000	USD	230,974	CITI	3/20/2024	—	(616)
EUR	304,000	USD	329,069	GSI	3/20/2024	—	(295)
EUR	69,000	USD	75,394	MSI	3/20/2024	—	(771)
EUR	1,030,000	USD	1,120,462	BARC	3/28/2024	—	(6,155)
GBP	56,000	USD	71,365	JPM	3/20/2024	—	(670)
GBP	1,136,000	USD	1,441,423	JPM	3/28/2024	—	(7,245)
HUF	49,200,000	USD	141,416	BOA	3/20/2024	—	(6,154)
HUF	36,989,000	USD	102,834	BARC	3/20/2024	—	(1,142)
HUF	54,468,000	USD	153,482	CITI	3/20/2024	—	(3,737)
HUF	75,394,000	USD	213,546	GSI	3/20/2024	—	(6,270)
HUF	28,200,000	USD	80,612	JPM	3/20/2024	—	(3,084)
HUF	9,100,000	USD	26,049	MSI	3/20/2024	—	(1,031)
HUF	510,920,000	USD	1,421,690	GSI	3/28/2024	—	(17,986)
IDR	2,218,000,000	USD	142,830	DB	3/20/2024	—	(1,641)
IDR	557,000,000	USD	35,946	GSI	3/20/2024	—	(490)
IDR	5,861,630,000	USD	373,709	JPM	3/20/2024	—	(581)
IDR	1,901,000,000	USD	122,812	MSI	3/20/2024	—	(1,803)
IDR	22,606,017,000	USD	1,444,705	BARC	3/28/2024	—	(6,371)
ILS	475,000	USD	131,053	GSI	3/20/2024	1,956	—
INR	8,427,000	USD	100,783	DB	3/20/2024	785	—
INR	8,594,000	USD	102,811	GSI	3/20/2024	770	—
INR	3,940,000	USD	47,307	JPM	3/20/2024	180	—
JPY	755,332,000	USD	5,033,968	BARC	3/28/2024	23,254	—
KRW	55,760,000	USD	41,972	BARC	3/20/2024	—	(175)
KRW	1,874,926,000	USD	1,409,560	JPM	3/28/2024	—	(3,524)
KZT	38,200,000	USD	83,270	GSI	3/20/2024	1,092	—
MXN	6,680,000	USD	381,608	CITI	3/13/2024	9,743	—
MXN	710,000	USD	40,897	BOA	3/20/2024	652	—
MXN	790,000	USD	44,698	BARC	3/20/2024	1,533	—
MXN	1,000,000	USD	58,395	CITI	3/20/2024	126	—
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	33

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
MXN	430,000	USD	25,002	HSBC	3/20/2024	$161	—
MXN	2,246,000	USD	130,292	JPM	3/20/2024	1,145	—
MXN	1,435,000	USD	83,066	MSI	3/20/2024	911	—
MXN	8,030,000	USD	454,958	MSI	5/6/2024	11,498	—
MXN	8,390,000	USD	467,618	GSI	7/24/2024	13,856	—
MXN	2,872,000	USD	157,241	CITI	9/13/2024	6,287	—
MXN	3,808,000	USD	206,418	HSBC	9/13/2024	10,405	—
MXN	8,030,000	USD	420,904	CITI	11/6/2024	32,629	—
MYR	1,516,000	USD	325,275	HSBC	3/20/2024	—	$(6,000)
NOK	15,284,000	USD	1,456,450	MSI	3/27/2024	—	(16,628)
NZD	110,000	USD	67,309	GSI	3/20/2024	—	(335)
NZD	135,000	USD	84,870	JPM	3/20/2024	—	(2,674)
NZD	40,000	USD	24,901	MSI	3/20/2024	—	(547)
NZD	180,000	USD	109,722	JPM	3/28/2024	—	(127)
PEN	435,000	USD	114,774	BOA	3/20/2024	204	—
PEN	200,000	USD	51,854	CITI	3/20/2024	1,010	—
PEN	275,000	USD	72,254	GSI	3/20/2024	433	—
PEN	75,000	USD	19,306	MSI	3/20/2024	518	—
PEN	494,000	USD	127,797	SCB	3/20/2024	2,776	—
PHP	10,740,000	USD	193,024	BOA	3/20/2024	—	(1,824)
PHP	7,540,000	USD	135,679	JPM	3/20/2024	—	(1,447)
PHP	1,360,000	USD	24,227	SSB	3/20/2024	—	(16)
PLN	170,000	USD	42,268	BARC	3/20/2024	298	—
PLN	4,321,000	USD	1,093,137	GSI	3/20/2024	—	(11,214)
PLN	170,000	USD	42,737	HSBC	3/20/2024	—	(171)
PLN	330,000	USD	81,308	MSI	3/20/2024	1,320	—
RON	908,000	USD	199,952	BOA	3/20/2024	—	(2,550)
RON	126,000	USD	27,426	BARC	3/20/2024	—	(33)
RON	360,000	USD	79,222	GSI	3/20/2024	—	(958)
RON	155,000	USD	33,746	HSBC	3/20/2024	—	(48)
SGD	85,000	USD	64,604	BARC	3/20/2024	—	(1,389)
THB	26,402,000	USD	744,156	BARC	3/20/2024	—	(7,063)
THB	1,480,000	USD	41,808	CITI	3/20/2024	—	(489)
THB	3,290,000	USD	93,662	GSI	3/20/2024	—	(1,812)
THB	834,000	USD	23,406	JPM	3/20/2024	—	(122)
TRY	3,508,000	USD	110,593	BARC	3/20/2024	—	(288)
TRY	9,190,000	USD	290,969	GSI	3/20/2024	—	(2,000)
TRY	6,974,000	USD	216,936	BARC	3/28/2024	367	—
USD	32,472	AUD	50,000	HSBC	3/20/2024	—	(44)
USD	39,484	AUD	60,000	JPM	3/20/2024	465	—
USD	3,140,923	AUD	4,800,000	MSI	3/28/2024	18,575	—
USD	2,311,119	BRL	11,517,000	BOA	3/4/2024	—	(5,672)
34	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	160,337	BRL	790,000	CITI	3/4/2024	$1,418	—
USD	2,908,559	BRL	14,448,000	GSI	3/4/2024	2,161	—
USD	99,468	BRL	495,000	HSBC	3/4/2024	—	$(107)
USD	49,566	BRL	247,000	MSI	3/4/2024	—	(122)
USD	8,122	BRL	40,000	SSB	3/4/2024	75	—
USD	2,289,822	BRL	11,352,000	BOA	4/2/2024	13,076	—
USD	124,231	BRL	620,000	GSI	6/4/2024	603	—
USD	47,269	BRL	236,000	MSI	6/4/2024	211	—
USD	13,932	BRL	70,000	SSB	6/4/2024	—	(26)
USD	107,001	CAD	145,000	BARC	3/20/2024	130	—
USD	18,415	CAD	25,000	GSI	3/20/2024	—	(11)
USD	29,578	CAD	40,000	JPM	3/20/2024	97	—
USD	1,416,642	CAD	1,914,000	GSI	3/28/2024	5,775	—
USD	1,442,749	CHF	1,266,000	GSI	3/28/2024	7,494	—
USD	86,541	CLP	78,716,000	BOA	3/20/2024	5,127	—
USD	41,208	CLP	37,600,000	CITI	3/20/2024	2,319	—
USD	9,191	CLP	8,200,000	DB	3/20/2024	710	—
USD	10,476	CLP	9,800,000	GSI	3/20/2024	340	—
USD	11,319	CLP	9,917,000	HSBC	3/20/2024	1,062	—
USD	81,915	CLP	78,400,000	SSB	3/20/2024	827	—
USD	255,912	CLP	252,900,000	GSI	3/28/2024	—	(5,552)
USD	32,430	CNY	233,000	GSI	3/20/2024	66	—
USD	47,605	CNY	340,000	MSI	3/20/2024	378	—
USD	605,288	CNY	4,355,000	JPM	3/28/2024	85	—
USD	58,935	COP	235,180,000	BOA	3/20/2024	—	(823)
USD	160,553	COP	653,161,000	CITI	3/20/2024	—	(5,411)
USD	10,305	COP	41,220,000	DB	3/20/2024	—	(169)
USD	56,056	COP	224,700,000	GSI	3/20/2024	—	(1,039)
USD	86,648	COP	346,548,000	MSI	3/20/2024	—	(1,408)
USD	81,754	COP	325,600,000	SSB	3/20/2024	—	(979)
USD	115,357	CZK	2,674,000	CITI	3/20/2024	1,330	—
USD	97,139	CZK	2,230,000	GSI	3/20/2024	2,046	—
USD	191,213	CZK	4,310,000	HSBC	3/20/2024	7,422	—
USD	43,450	CZK	990,000	MSI	3/20/2024	1,233	—
USD	1,414,034	CZK	33,058,000	HSBC	3/28/2024	4,450	—
USD	628,447	EUR	569,000	BARC	3/20/2024	13,077	—
USD	41,362	EUR	38,000	CITI	3/20/2024	266	—
USD	369,251	EUR	339,000	GSI	3/20/2024	2,624	—
USD	30,655	EUR	28,000	JPM	3/20/2024	373	—
USD	107,925	EUR	100,000	MSI	3/20/2024	—	(224)
USD	6,461,694	EUR	5,940,000	BARC	3/28/2024	35,498	—
USD	92,329	EUR	85,000	HSBC	3/28/2024	371	—
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	35

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	111,972	EUR	103,000	JPM	3/28/2024	$542	—
USD	112,734	EUR	104,000	MSI	3/28/2024	222	—
USD	128,869	GBP	101,000	GSI	3/20/2024	1,365	—
USD	338,785	GBP	267,000	JPM	3/28/2024	1,703	—
USD	98,680	HUF	35,772,000	BARC	3/20/2024	334	—
USD	229,152	HUF	81,700,000	GSI	3/20/2024	4,539	—
USD	115,980	HUF	42,000,000	JPM	3/20/2024	513	—
USD	53,881	IDR	840,000,000	BOA	3/20/2024	410	—
USD	38,011	IDR	600,000,000	BARC	3/20/2024	—	$(183)
USD	42,461	IDR	668,000,000	DB	3/20/2024	—	(61)
USD	17,610	IDR	276,000,000	GSI	3/20/2024	41	—
USD	70,235	IDR	1,097,000,000	JPM	3/20/2024	404	—
USD	126,318	ILS	475,000	BOA	3/20/2024	—	(6,690)
USD	311,924	ILS	1,125,000	GSI	3/28/2024	—	(3,179)
USD	86,815	INR	7,220,000	DB	3/20/2024	—	(205)
USD	638,305	INR	52,948,000	MSI	3/28/2024	367	—
USD	1,164,175	JPY	174,681,000	BARC	3/28/2024	—	(5,378)
USD	41,590	KRW	55,760,000	JPM	3/20/2024	—	(207)
USD	2,012,843	KRW	2,677,383,000	JPM	3/28/2024	5,032	—
USD	162,214	MXN	2,872,000	CITI	3/13/2024	—	(6,043)
USD	212,916	MXN	3,808,000	HSBC	3/13/2024	—	(10,178)
USD	363,328	MXN	6,432,000	BOA	3/20/2024	—	(13,075)
USD	363,113	MXN	6,432,000	BARC	3/20/2024	—	(13,291)
USD	94,550	MXN	1,635,000	GSI	3/20/2024	—	(1,130)
USD	76,503	MXN	1,338,000	JPM	3/20/2024	—	(1,797)
USD	170,032	MXN	2,908,000	MSI	3/20/2024	—	(146)
USD	1,145,084	MXN	19,684,000	MSI	3/27/2024	—	(5,555)
USD	433,820	MXN	8,030,000	CITI	5/6/2024	—	(32,643)
USD	234,587	MXN	4,195,000	BARC	7/24/2024	—	(6,150)
USD	234,220	MXN	4,195,000	MSI	7/24/2024	—	(6,517)
USD	370,377	MXN	6,680,000	CITI	9/13/2024	—	(9,974)
USD	441,863	MXN	8,030,000	MSI	11/6/2024	—	(11,670)
USD	569,142	NOK	5,981,000	HSBC	3/27/2024	5,705	—
USD	934,087	NOK	9,825,000	JPM	3/27/2024	8,528	—
USD	1,806,459	NOK	18,957,000	MSI	3/27/2024	20,624	—
USD	33,938	NZD	55,000	BOA	3/20/2024	450	—
USD	24,341	NZD	40,000	GSI	3/20/2024	—	(14)
USD	15,245	NZD	25,000	JPM	3/20/2024	24	—
USD	149,824	NZD	245,000	MSI	3/20/2024	655	—
USD	6,408,654	NZD	10,380,000	MSI	3/28/2024	88,696	—
USD	237,883	PEN	899,000	BOA	3/20/2024	261	—
USD	179,428	PEN	673,000	CITI	3/20/2024	1,541	—
36	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	55,268	PEN	208,000	DB	3/20/2024	$290	—
USD	5,212	PEN	20,000	GSI	3/20/2024	—	$(74)
USD	42,228	PEN	160,000	SCB	3/20/2024	—	(63)
USD	215,447	PHP	12,050,000	BOA	3/20/2024	926	—
USD	41,473	PHP	2,320,000	CITI	3/20/2024	171	—
USD	40,370	PHP	2,250,000	JPM	3/20/2024	314	—
USD	12,424	PHP	700,000	SCB	3/20/2024	—	(38)
USD	1,115,201	PHP	62,507,000	JPM	3/27/2024	2,449	—
USD	148,346	PLN	595,000	BOA	3/20/2024	—	(635)
USD	56,423	PLN	226,000	BARC	3/20/2024	—	(165)
USD	307,642	PLN	1,235,000	GSI	3/20/2024	—	(1,587)
USD	52,012	PLN	210,000	HSBC	3/20/2024	—	(570)
USD	59,698	RON	273,000	BARC	3/20/2024	347	—
USD	135,448	RON	624,000	CITI	3/20/2024	—	(210)
USD	174,774	RON	803,000	GSI	3/20/2024	200	—
USD	4,147,015	SEK	42,514,000	JPM	3/28/2024	41,758	—
USD	26,040	SGD	35,000	BARC	3/20/2024	10	—
USD	37,319	SGD	50,000	MSI	3/20/2024	133	—
USD	1,447,678	SGD	1,944,000	JPM	3/28/2024	1,385	—
USD	88,552	THB	3,060,000	BOA	3/20/2024	3,122	—
USD	106,471	THB	3,690,000	BARC	3/20/2024	3,453	—
USD	156,680	THB	5,525,000	GSI	3/20/2024	2,432	—
USD	165,699	TRY	5,245,000	GSI	3/20/2024	777	—
USD	51,032	UYU	2,052,000	HSBC	4/15/2024	—	(1,077)
USD	51,313	UYU	2,052,000	CITI	5/13/2024	—	(533)
USD	132,771	UYU	5,363,000	CITI	6/11/2024	—	(2,023)
USD	34,963	ZAR	660,000	BOA	3/20/2024	598	—
USD	63,196	ZAR	1,161,000	BARC	3/20/2024	2,745	—
USD	203,920	ZAR	3,901,000	GSI	3/20/2024	802	—
USD	20,498	ZAR	380,000	HSBC	3/20/2024	713	—
USD	70,007	ZAR	1,350,000	JPM	3/20/2024	—	(285)
USD	482,153	ZAR	9,330,000	GSI	3/28/2024	—	(3,314)
USD	447,023	ZAR	8,627,000	MSI	3/28/2024	—	(1,865)
ZAR	2,980,000	USD	157,576	GSI	3/20/2024	—	(2,413)
ZAR	600,000	USD	31,895	HSBC	3/20/2024	—	(654)
ZAR	2,040,000	USD	109,056	MSI	3/20/2024	—	(2,838)
						$487,224	$(347,953)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	37

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	6,430,000	CAD	CAD CORRA Compounded OIS	Fixed 4.500%	Semi-Annual	Semi-Annual	Sep 2025	$(2,403)	$(1,945)	$(4,348)
Centrally cleared	71,620,000	NOK	NOK NIBOR NIBR	Fixed 3.740%	Annual	Semi-Annual	Jun 2026	—	(80,996)	(80,996)
Centrally cleared	36,130,000	NOK	NOK NIBOR NIBR	Fixed 3.812%	Annual	Semi-Annual	Jun 2026	—	(36,330)	(36,330)
Centrally cleared	9,330,000	MXN	MXN TIIE Banxico	Fixed 7.840%	Monthly	Monthly	Mar 2027	266	(20,462)	(20,196)
Centrally cleared	8,650,000	NZD	NZD BBR FRA	Fixed 2.660%	Semi-Annual	Quarterly	Mar 2027	(13,398)	(286,080)	(299,478)
Centrally cleared	2,700,000	NZD	NZD BBR FRA	Fixed 2.750%	Semi-Annual	Quarterly	Mar 2027	1,804	(90,464)	(88,660)
Centrally cleared	2,770,000	NZD	NZD BBR FRA	Fixed 2.590%	Semi-Annual	Quarterly	Mar 2027	893	(100,640)	(99,747)
Centrally cleared	26,195,000	MXN	MXN TIIE Banxico	Fixed 8.840%	Monthly	Monthly	Jun 2028	(1,705)	2,364	659
Centrally cleared	36,820,000	MXN	MXN TIIE Banxico	Fixed 9.053%	Monthly	Monthly	Jun 2028	—	17,457	17,457
Centrally cleared	3,020,000	AUD	AUD BBR BBSW	Fixed 4.190%	Semi-Annual	Semi-Annual	Sep 2028	(398)	5,814	5,416
Centrally cleared	18,800,000	CNY	Fixed 2.445%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	(43,705)	(43,705)
Centrally cleared	7,190,000	CNY	Fixed 2.468%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	(17,734)	(17,734)
Centrally cleared	11,730,000	CNY	Fixed 2.467%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	(28,838)	(28,838)
Centrally cleared	9,520,000	CNY	Fixed 2.400%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	(18,956)	(18,956)
Centrally cleared	9,520,000	CNY	Fixed 2.362%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	(16,776)	(16,776)
Centrally cleared	1,840,000	CAD	CAD CORRA Compounded OIS	Fixed 3.910%	Semi-Annual	Semi-Annual	Dec 2028	(334)	15,493	15,159
Centrally cleared	3,770,000	CAD	CAD CORRA Compounded OIS	Fixed 3.220%	Semi-Annual	Semi-Annual	Jun 2029	1,078	(31,279)	(30,201)
Centrally cleared	18,755,000	MXN	MXN TIIE Banxico	Fixed 7.340%	Monthly	Monthly	Mar 2032	286	(85,364)	(85,078)
Centrally cleared	13,350,000	MXN	MXN TIIE Banxico	Fixed 8.852%	Monthly	Monthly	Dec 2033	—	9,767	9,767
Centrally cleared	942,305,000	KRW	Fixed 3.493%	KRW CD KSDA Bloomberg	Quarterly	Quarterly	Mar 2034	—	(9,183)	(9,183)
Centrally cleared	942,305,000	KRW	Fixed 3.460%	KRW CD KSDA Bloomberg	Quarterly	Quarterly	Mar 2034	—	(7,179)	(7,179)
								$(13,911)	$(825,036)	$(838,947)

Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Federative Republic of Brazil	482,000	USD	$482,000	1.000%	Quarterly	Dec 2026	$16,512	$(21,143)	$(4,631)
BARC	Emirate of Abu Dhabi	500,000	USD	500,000	1.000%	Quarterly	Dec 2028	(12,434)	(2,249)	(14,683)
BARC	Emirate of Abu Dhabi	415,000	USD	415,000	1.000%	Quarterly	Dec 2028	(10,265)	(1,921)	(12,186)
BARC	Federative Republic of Brazil	500,000	USD	500,000	1.000%	Quarterly	Dec 2028	12,951	(8,634)	4,317
38	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Federative Republic of Brazil	500,000	USD	$500,000	1.000%	Quarterly	Dec 2028	$12,323	$(8,006)	$4,317
BARC	Federative Republic of Brazil	500,000	USD	500,000	1.000%	Quarterly	Dec 2028	6,999	(2,682)	4,317
BARC	Kingdom of Saudi Arabia	420,000	USD	420,000	1.000%	Quarterly	Dec 2028	(7,502)	(2,058)	(9,560)
BARC	Republic of Chile	630,000	USD	630,000	1.000%	Quarterly	Dec 2028	(9,965)	(5,845)	(15,810)
BARC	Republic of Chile	210,000	USD	210,000	1.000%	Quarterly	Dec 2028	(4,293)	(977)	(5,270)
BARC	Republic of Indonesia	85,000	USD	85,000	1.000%	Quarterly	Dec 2028	(498)	(730)	(1,228)
BARC	Republic of Peru	500,000	USD	500,000	1.000%	Quarterly	Dec 2028	(5,859)	(3,528)	(9,387)
BARC	Republic of Peru	210,000	USD	210,000	1.000%	Quarterly	Dec 2028	(2,909)	(1,034)	(3,943)
BARC	United Mexican States	80,000	USD	80,000	1.000%	Quarterly	Dec 2028	151	(835)	(684)
BARC	United Mexican States	210,000	USD	210,000	1.000%	Quarterly	Dec 2028	(1,129)	(668)	(1,797)
BOA	Federative Republic of Brazil	1,530,000	USD	1,530,000	1.000%	Quarterly	Dec 2027	75,023	(79,862)	(4,839)
BOA	Federative Republic of Brazil	405,000	USD	405,000	1.000%	Quarterly	Dec 2027	19,921	(21,202)	(1,281)
BOA	Republic of South Africa	1,290,000	USD	1,290,000	1.000%	Quarterly	Dec 2028	75,714	(9,044)	66,670
BOA	State of Qatar	415,000	USD	415,000	1.000%	Quarterly	Dec 2028	(8,516)	(3,247)	(11,763)
CITI	Federative Republic of Brazil	315,000	USD	315,000	1.000%	Quarterly	Dec 2027	15,737	(16,733)	(996)
GSI	Government of Malaysia	1,655,000	USD	1,655,000	1.000%	Quarterly	Dec 2028	(38,217)	(7,871)	(46,088)
GSI	Government of Malaysia	500,000	USD	500,000	1.000%	Quarterly	Dec 2028	(12,481)	(1,443)	(13,924)
GSI	Republic of Colombia	500,000	USD	500,000	1.000%	Quarterly	Dec 2028	16,549	(5,026)	11,523
GSI	Republic of Colombia	505,000	USD	505,000	1.000%	Quarterly	Dec 2028	15,689	(4,051)	11,638
GSI	Republic of Colombia	500,000	USD	500,000	1.000%	Quarterly	Dec 2028	12,750	(1,227)	11,523
GSI	Republic of Indonesia	1,060,000	USD	1,060,000	1.000%	Quarterly	Dec 2028	(5,321)	(9,987)	(15,308)
GSI	Republic of Indonesia	1,200,000	USD	1,200,000	1.000%	Quarterly	Dec 2028	(12,449)	(4,881)	(17,330)
GSI	Republic of Indonesia	500,000	USD	500,000	1.000%	Quarterly	Dec 2028	(5,200)	(2,021)	(7,221)
GSI	Republic of the Philippines	420,000	USD	420,000	1.000%	Quarterly	Dec 2028	(3,703)	(3,905)	(7,608)
GSI	Republic of the Philippines	500,000	USD	500,000	1.000%	Quarterly	Dec 2028	(8,224)	(833)	(9,057)
GSI	State of Qatar	500,000	USD	500,000	1.000%	Quarterly	Dec 2028	(11,223)	(2,949)	(14,172)
GSI	State of Qatar	520,000	USD	520,000	1.000%	Quarterly	Dec 2028	(13,568)	(1,171)	(14,739)
GSI	United Mexican States	500,000	USD	500,000	1.000%	Quarterly	Dec 2028	524	(4,802)	(4,278)
GSI	United Mexican States	500,000	USD	500,000	1.000%	Quarterly	Dec 2028	(1,935)	(2,343)	(4,278)
JPM	Republic of South Africa	405,000	USD	405,000	1.000%	Quarterly	Dec 2028	24,593	(3,662)	20,931
JPM	Republic of South Africa	500,000	USD	500,000	1.000%	Quarterly	Dec 2028	27,827	(1,986)	25,841
MSI	Government of Japan	2,090,000	USD	2,090,000	1.000%	Quarterly	Dec 2024	(12,298)	(7,941)	(20,239)
MSI	Emirate of Abu Dhabi	500,000	USD	500,000	1.000%	Quarterly	Dec 2028	(13,166)	(1,517)	(14,683)
MSI	Federative Republic of Brazil	1,100,000	USD	1,100,000	1.000%	Quarterly	Dec 2028	31,028	(21,531)	9,497
MSI	Kingdom of Saudi Arabia	500,000	USD	500,000	1.000%	Quarterly	Dec 2028	(9,717)	(1,664)	(11,381)
MSI	Republic of Chile	500,000	USD	500,000	1.000%	Quarterly	Dec 2028	(8,340)	(4,208)	(12,548)
MSI	Republic of Colombia	450,000	USD	450,000	1.000%	Quarterly	Dec 2028	19,157	(8,787)	10,370
MSI	Republic of Peru	1,265,000	USD	1,265,000	1.000%	Quarterly	Dec 2028	(11,294)	(12,455)	(23,749)
MSI	State of Qatar	500,000	USD	500,000	1.000%	Quarterly	Dec 2028	(11,938)	(2,234)	(14,172)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	39

Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
MSI	United Mexican States	500,000	USD	$500,000	1.000%	Quarterly	Dec 2028	$(211)	$(4,067)	$(4,278)
MSI	United Mexican States	1,210,000	USD	1,210,000	1.000%	Quarterly	Dec 2028	(1,278)	(9,074)	(10,352)
MSI	United Mexican States	500,000	USD	500,000	1.000%	Quarterly	Dec 2028	(1,061)	(3,217)	(4,278)
				$28,577,000				$138,454	$(325,251)	$(186,797)
Centrally cleared	CDX.EM.40	12,780,000	USD	12,780,000	1.000%	Quarterly	Dec 2028	588,847	(265,346)	323,501
Centrally cleared	CDX.EM.IG.40	2,410,000	USD	2,410,000	1.000%	Quarterly	Dec 2028	(30,572)	(8,018)	(38,590)
Centrally cleared	CDX.NA.HY.41	1,351,350	USD	1,351,350	5.000%	Quarterly	Dec 2028	(80,912)	(18,146)	(99,058)
Centrally cleared	CDX.NA.IG.41	19,635,000	USD	19,635,000	1.000%	Quarterly	Dec 2028	(352,300)	(93,071)	(445,371)
Centrally cleared	iTraxx Europe Crossover Series 40 Version 1	740,000	EUR	810,466	5.000%	Quarterly	Dec 2028	(43,911)	(26,863)	(70,774)
Centrally cleared	iTraxx Europe Senior Financials Series 40 Version 1	3,900,000	EUR	4,233,042	1.000%	Quarterly	Dec 2028	(57,731)	(17,496)	(75,227)
Centrally cleared	iTraxx Europe Series 40 Version 1	3,075,000	EUR	3,340,747	1.000%	Quarterly	Dec 2028	(67,447)	(5,324)	(72,771)
Centrally cleared	iTraxx Europe Sub Financials Series 40 Version 1	1,605,000	EUR	1,740,153	1.000%	Quarterly	Dec 2028	32,307	(22,668)	9,639
				$46,300,758				$(11,719)	$(456,932)	$(468,651)
				$74,877,758				$126,735	$(782,183)	$(655,448)

Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BOA	Anglo American Capital PLC	1.265%	155,000	EUR	$169,826	5.000%	Quarterly	Dec 2028	$25,686	$3,428	$29,114
BOA	Anglo American Capital PLC	1.265%	155,000	EUR	170,306	5.000%	Quarterly	Dec 2028	25,561	3,553	29,114
GSI	CMBX.NA.BBB-.14	7.124%	25,000	USD	25,000	3.000%	Monthly	Dec 2072	(4,095)	(513)	(4,608)
					$365,132				$47,152	$6,468	$53,620

Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid Leveraged Loan Index	1-Day USD Compounded SOFR	At Maturity	USD	905,000	Dec 2028	GSI	—	$(16,168)	$(16,168)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	2,935,000	Jun 2024	JPM	—	(64,120)	(64,120)
40	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid Investment Grade Index	1-Day USD Compounded SOFR	At Maturity	USD	2,590,000	Jun 2024	JPM	—	$(3,400)	$(3,400)
Pay	iBoxx $ Liquid Investment Grade Index	1-Day USD Compounded SOFR	At Maturity	USD	3,195,000	Sep 2024	JPM	—	85,047	85,047
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	1,240,000	Mar 2024	MSI	—	(74,432)	(74,432)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	1,750,000	Mar 2024	MSI	—	(141,975)	(141,975)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	5,195,000	Jun 2024	MSI	—	(117,800)	(117,800)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	270,000	Jun 2024	MSI	—	(629)	(629)
Pay	iBoxx $ Liquid Leveraged Loan Index	1-Day USD Compounded SOFR	At Maturity	USD	805,000	Dec 2028	MSI	—	(14,382)	(14,382)
								—	$(347,859)	$(347,859)
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative. The total return of the reference asset is paid out at maturity while the floating rate is paid on a quarterly basis until maturity.
Inflation swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	3,910,000	USD	$3,910,000	Fixed 3.147%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	—	$20,981	$20,981
CITI	1,260,000	USD	1,260,000	Fixed 3.257%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	—	(143)	(143)
CITI	1,170,000	USD	1,170,000	Fixed 3.257%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	$(97)	(36)	(133)
CITI	1,155,000	USD	1,155,000	Fixed 2.793%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2052	—	(41,778)	(41,778)
			$7,495,000						$(97)	$(20,976)	$(21,073)

Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	41

CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Derivatives Abbreviations
BARC	Barclays Bank PLC
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
BML	Banco Merrill Lynch de Investimentos S.A.
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CNREPOFIX	China Fixing Repo Rate
CORRA	Canadian Overnight Repo Rate Average
CPI	Consumer Price Index
DB	Deutsche Bank AG
FRA	Forward Rate Agreement
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JPM	JPMorgan Chase Bank, N.A.
KSDA	Korea Securities Dealers Association
MSI	Morgan Stanley & Co. International PLC
NIBOR	Norwegian Interbank Offered Rate
42	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

OIS	Overnight Index Swap
OTC	Over-the-counter
SCB	Standard Chartered Bank
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank and Trust Company
TIIE	Tasa de Interes Interbancario de Equilibrio (Interbank Equilibrium Interest Rate)
At 2-29-24, the aggregate cost of investments for federal income tax purposes was $150,339,253. Net unrealized depreciation aggregated to $6,609,324, of which $2,727,267 related to gross unrealized appreciation and $9,336,591 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	43

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-29-24 (unaudited)

Assets
Unaffiliated investments, at value (Cost $154,045,634) including $30,274 of securities loaned	$151,019,953
Affiliated investments, at value (Cost $31,573)	31,572
Total investments, at value (Cost $154,077,207)	151,051,525
Swap contracts, at value (net unamortized upfront payment of $306,827)	345,200
Unrealized appreciation on forward foreign currency contracts	487,224
Cash	2,011
Collateral held at broker for futures contracts	927,357
Collateral segregated at custodian for OTC derivative contracts	140,000
Dividends and interest receivable	1,132,465
Receivable for fund shares sold	289,828
Receivable for investments sold	716,845
Receivable for delayed delivery securities sold	8,294,865
Receivable for securities lending income	9
Other assets	43,552
Total assets	163,430,881
Liabilities
Payable for sale commitments outstanding, at value (Proceeds received $5,667,506)	5,638,429
Unrealized depreciation on forward foreign currency contracts	347,953
Swap contracts, at value (net unamortized upfront payment of $121,318)	847,309
Payable for centrally cleared swaps	18,882
Payable for futures variation margin	952,990
Payable for collateral on OTC derivatives	40,000
Foreign currency overdraft, at value (cost $39,628)	41,106
Payable for investments purchased	1,844,452
Payable for delayed delivery securities purchased	28,837,774
Payable for fund shares repurchased	158,744
Payable upon return of securities loaned	31,578
Payable to affiliates
Accounting and legal services fees	7,278
Transfer agent fees	5,078
Trustees’ fees	67
Other liabilities and accrued expenses	109,458
Total liabilities	38,881,098
Net assets	$124,549,783
Net assets consist of
Paid-in capital	$220,936,353
Total distributable earnings (loss)	(96,386,570)
Net assets	$124,549,783

44	JOHN HANCOCK Opportunistic Fixed Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($33,234,766 ÷ 2,811,099 shares)[1]	$11.82
Class C ($1,403,745 ÷ 119,134 shares)[1]	$11.78
Class I ($18,998,406 ÷ 1,604,859 shares)	$11.84
Class R6 ($8,503,651 ÷ 717,913 shares)	$11.84
Class 1 ($62,409,215 ÷ 5,275,067 shares)	$11.83
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$12.44

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Opportunistic Fixed Income Fund	45

STATEMENT OF OPERATIONS For the six months ended 2-29-24 (unaudited)

Investment income
Interest	$2,889,119
Dividends	508,701
Securities lending	69
Less foreign taxes withheld	(8,230)
Total investment income	3,389,659
Expenses
Investment management fees	397,993
Distribution and service fees	65,456
Accounting and legal services fees	14,670
Transfer agent fees	33,154
Trustees’ fees	2,043
Custodian fees	50,423
State registration fees	39,707
Printing and postage	9,076
Professional fees	62,381
Other	12,883
Total expenses	687,786
Less expense reductions	(99,250)
Net expenses	588,536
Net investment income	2,801,123
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(1,757,371)
Affiliated investments	3
Futures contracts	(82,496)
Forward foreign currency contracts	(462,656)
Swap contracts	(948,752)
(3,251,272)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	4,289,802
Affiliated investments	(1)
Futures contracts	(358,961)
Forward foreign currency contracts	107,960
Swap contracts	(595,911)
3,442,889
Net realized and unrealized gain	191,617
Increase in net assets from operations	$2,992,740
46	JOHN HANCOCK Opportunistic Fixed Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-29-24 (unaudited)	Year ended 8-31-23
Increase (decrease) in net assets
From operations
Net investment income	$2,801,123	$4,862,377
Net realized loss	(3,251,272)	(12,652,402)
Change in net unrealized appreciation (depreciation)	3,442,889	13,202,332
Increase in net assets resulting from operations	2,992,740	5,412,307
Distributions to shareholders
From earnings
Class A	(112,217)	(1,503,353)
Class C	(2,008)	(51,526)
Class I	(73,712)	(229,258)
Class R6	(27,427)	(34,323)
Class 1	(252,523)	(2,431,202)
Total distributions	(467,887)	(4,249,662)
From fund share transactions	(2,600,565)	9,928,065
Total increase (decrease)	(75,712)	11,090,710
Net assets
Beginning of period	124,625,495	113,534,785
End of period	$124,549,783	$124,625,495
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Opportunistic Fixed Income Fund	47

Financial highlights
CLASS A SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21[2]
Per share operating performance
Net asset value, beginning of period	$11.58	$11.44	$13.66	$13.52
Net investment income[3]	0.25	0.47	0.35	0.07
Net realized and unrealized gain (loss) on investments	0.03	0.10	(2.30)	0.07
Total from investment operations	0.28	0.57	(1.95)	0.14
Less distributions
From net investment income	(0.04)	(0.43)	(0.27)	—
Net asset value, end of period	$11.82	$11.58	$11.44	$13.66
Total return (%)[4,5]	2.49[6]	5.31	(14.51)	1.04[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$33	$36	$41	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.33[8]	1.42	1.39	1.53[8]
Expenses including reductions	1.17[8]	1.17	1.17	1.16[8]
Net investment income	4.37[8]	4.11	2.88	2.22[8]
Portfolio turnover (%)	37	92	142[9]	61[10]

[1]	Six months ended 2-29-24. Unaudited.
[2]	The inception date for Class A shares is 6-4-21.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Excludes merger activity.
[10]	Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
48	JOHN HANCOCK Opportunistic Fixed Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21[2]
Per share operating performance
Net asset value, beginning of period	$11.57	$11.46	$13.64	$13.52
Net investment income[3]	0.21	0.38	0.26	0.05
Net realized and unrealized gain (loss) on investments	0.02	0.12	(2.32)	0.07
Total from investment operations	0.23	0.50	(2.06)	0.12
Less distributions
From net investment income	(0.02)	(0.39)	(0.12)	—
Net asset value, end of period	$11.78	$11.57	$11.46	$13.64
Total return (%)[4,5]	2.04[6]	4.54	(15.15)	0.89[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$2	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.08[8]	2.17	2.14	2.28[8]
Expenses including reductions	1.92[8]	1.92	1.92	1.91[8]
Net investment income	3.62[8]	3.36	2.12	1.52[8]
Portfolio turnover (%)	37	92	142[9]	61[10]

[1]	Six months ended 2-29-24. Unaudited.
[2]	The inception date for Class C shares is 6-4-21.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Excludes merger activity.
[10]	Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Opportunistic Fixed Income Fund	49

CLASS I SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21[2]
Per share operating performance
Net asset value, beginning of period	$11.59	$11.43	$13.67	$13.52
Net investment income[3]	0.27	0.51	0.38	0.07
Net realized and unrealized gain (loss) on investments	0.03	0.10	(2.31)	0.08
Total from investment operations	0.30	0.61	(1.93)	0.15
Less distributions
From net investment income	(0.05)	(0.45)	(0.31)	—
Net asset value, end of period	$11.84	$11.59	$11.43	$13.67
Total return (%)[4]	2.55[5]	5.54	(14.24)	1.11[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$19	$19	$7	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.08[7]	1.17	1.14	1.28[7]
Expenses including reductions	0.92[7]	0.92	0.92	0.91[7]
Net investment income	4.60[7]	4.49	3.03	2.11[7]
Portfolio turnover (%)	37	92	142[8]	61[9]

[1]	Six months ended 2-29-24. Unaudited.
[2]	The inception date for Class I shares is 6-4-21.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Excludes merger activity.
[9]	Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
50	JOHN HANCOCK Opportunistic Fixed Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21[2]
Per share operating performance
Net asset value, beginning of period	$11.59	$11.43	$13.68	$13.52
Net investment income[3]	0.27	0.53	0.37	0.08
Net realized and unrealized gain (loss) on investments	0.03	0.08	(2.28)	0.08
Total from investment operations	0.30	0.61	(1.91)	0.16
Less distributions
From net investment income	(0.05)	(0.45)	(0.34)	—
Net asset value, end of period	$11.84	$11.59	$11.43	$13.68
Total return (%)[4]	2.66[5]	5.60	(14.16)	1.18[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$9	$4	$1	$50
Ratios (as a percentage of average net assets):
Expenses before reductions	0.97[6]	1.06	1.03	1.18[6]
Expenses including reductions	0.81[6]	0.81	0.81	0.81[6]
Net investment income	4.70[6]	4.64	2.80	2.49[6]
Portfolio turnover (%)	37	92	142[7]	61[8]

[1]	Six months ended 2-29-24. Unaudited.
[2]	The inception date for Class R6 shares is 6-4-21.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.
[8]	Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Opportunistic Fixed Income Fund	51

CLASS 1 SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$11.58	$11.42	$13.67	$13.98	$13.27	$12.72
Net investment income[2]	0.27	0.50	0.38	0.36	0.23	0.24
Net realized and unrealized gain (loss) on investments	0.03	0.11	(2.30)	0.03	0.94	0.48
Total from investment operations	0.30	0.61	(1.92)	0.39	1.17	0.72
Less distributions
From net investment income	(0.05)	(0.45)	(0.33)	(0.70)	(0.46)	(0.17)
Net asset value, end of period	$11.83	$11.58	$11.42	$13.67	$13.98	$13.27
Total return (%)[3]	2.57[4]	5.58	(14.23)	2.84	9.15	5.75
Ratios and supplemental data
Net assets, end of period (in millions)	$62	$64	$63	$36	$41	$47
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01[5]	1.10	1.08	1.22	1.66[6]	1.20[6]
Expenses including reductions	0.85[5]	0.85	0.85	0.85	0.96[6]	1.16[6]
Net investment income	4.69[5]	4.44	3.16	2.62	1.77	2.05
Portfolio turnover (%)	37	92	142[7]	61	224[8]	53

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Includes interest expense of 0.09% and 0.26% for the year ended August 31, 2020 and the year ended August 31, 2019, respectively.
[7]	Excludes merger activity.
[8]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
52	JOHN HANCOCK Opportunistic Fixed Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Opportunistic Fixed Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek maximum total return, consistent with preservation of capital and prudent investment management.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor.  Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
SEMIANNUAL REPORT | JOHN HANCOCK Opportunistic Fixed Income Fund	53

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 29, 2024, by major security category or type:
	Total value at 2-29-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$54,771,764	—	$54,771,764	—
Foreign government obligations	45,486,217	—	45,486,217	—
Corporate bonds	16,879,671	—	16,879,671	—
Convertible bonds	6,880,223	—	6,880,223	—
Term loans	2,672,259	—	2,672,259	—
Collateralized mortgage obligations	4,825,068	—	4,825,068	—
Asset backed securities	4,005,521	—	4,005,521	—
Common stocks	24,493	$15,798	—	$8,695
Preferred securities	924,113	924,113	—	—
Escrow certificates	46	—	—	46
Short-term investments	14,582,150	14,382,532	199,618	—
Total investments in securities	$151,051,525	$15,322,443	$135,720,341	$8,741
Liabilities
Sale commitments outstanding	$(5,638,429)	—	$(5,638,429)	—
54	JOHN HANCOCK Opportunistic Fixed Income Fund | SEMIANNUAL REPORT

	Total value at 2-29-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Derivatives:
Assets
Futures	$68,361	$68,361	—	—
Forward foreign currency contracts	487,224	—	$487,224	—
Swap contracts	726,798	—	726,798	—
Liabilities
Futures	(81,092)	(81,092)	—	—
Forward foreign currency contracts	(347,953)	—	(347,953)	—
Swap contracts	(2,536,505)	—	(2,536,505)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
When-issued/delayed-delivery securities. The fund may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, it could impair the fund’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
At February 29, 2024, the fund had $10,941 in unfunded loan commitments outstanding.
SEMIANNUAL REPORT | JOHN HANCOCK Opportunistic Fixed Income Fund	55

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses
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generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 29, 2024, the fund loaned securities valued at $30,274 and received $31,578 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar
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quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 29, 2024, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 29, 2024 were $1,926.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2023, the fund has a short-term capital loss carryforward of $26,202,825 and a long-term capital loss carryforward of $61,125,677 available to offset future net realized capital gains. These carryforwards do not expire. Availability of a certain amount of the loss carryforwards may be limited in a given year due to I.R.S. Regulations.
As of August 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to straddle loss deferrals, defaulted bonds, foreign currency transactions, amortization and accretion on debt securities, wash sale loss deferrals and derivative transactions.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are
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potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Centrally-cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for centrally-cleared derivatives are set by the broker or applicable clearinghouse. Margin for centrally-cleared transactions is detailed in the Statement of assets and liabilities as Receivable/Payable for centrally-cleared swaps. Securities pledged by the fund for centrally-cleared transactions, if any, are identified in the Fund’s investments.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s
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investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Payable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended February 29, 2024, the fund used futures contracts to manage against changes in interest rates, gain exposure to certain bond markets and manage duration of the fund. The fund held futures contracts with USD notional values ranging from $81.0 million to $88.9 million as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended February 29, 2024, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging from $89.6 million to $98.0 million as measured at each quarter end.
Swaps. Swap agreements are agreements between the fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.
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During the six months ended February 29, 2024, the fund used interest rate swap contracts to manage against changes in interest rates and to manage duration of the fund. The fund held interest rate swaps with total USD notional amounts ranging from $40.2 million to $58.7 million as measured at each quarter end.
Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.
Credit default swaps — Buyer
During the six months ended February 29, 2024, the fund used credit default swap contracts as the buyer to manage against potential credit events. The fund held credit default swaps with total USD notional amounts ranging from $44.8 million to $74.9 million as measured at each quarter end.
Credit default swaps — Seller
Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.
For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. A deterioration of the referenced entity’s creditworthiness would indicate a greater likelihood of a credit event occurring and result in increasing market values, in absolute terms when compared to the notional amount of the swap. The maximum potential amount of future payments (undiscounted) that the fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.
During the six months ended February 29, 2024, the fund used credit default swap contracts as the seller to gain credit exposure to an issuer or index. The fund held credit default swaps with total USD notional amounts ranging from $275,000 to $365,000 as measured at each quarter end.
Inflation swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.
During the six months ended February 29, 2024, the fund used inflation swaps to manage exposure to inflation risk. The fund held inflation swaps with total USD notional amounts ranging from $7.5 million to $11.5 million as measured at each quarter end.
Total Return Swaps. The fund may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment
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to the Seller. A fund may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.
During the six months ended February 29, 2024, the fund used total return swaps to gain exposure to a security or market without investing directly in such security or market. The fund held total return swaps with total USD notional amounts ranging from $11.1 million to $18.9 million as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at February 29, 2024 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	$68,361	$(81,092)
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	487,224	(347,953)
Credit	Swap contracts, at value[2]	Credit default swaps	572,312	(1,174,140)
Interest rate	Swap contracts, at value	Total return swaps	85,047	(432,906)
Interest rate	Swap contracts, at value[2]	Interest rate swaps	48,458	(887,405)
Inflation	Swap contracts, at value	Inflation swaps	20,981	(42,054)
			$1,282,383	$(2,965,550)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Fund’s investments. Only the period end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
[2]	Reflects cumulative value of swap contracts. Receivable/payable for centrally cleared swaps, which includes value and margin, and swap contracts at value, which represents OTC swaps, are shown separately on the Statement of assets and liabilities.
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
 Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 29, 2024:
	Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Swap contracts	Total
Interest rate	$(82,496)	—	$(460,783)	$(543,279)
Currency	—	$(462,656)	—	(462,656)
Credit	—	—	(486,508)	(486,508)
Inflation	—	—	(1,461)	(1,461)
Total	$(82,496)	$(462,656)	$(948,752)	$(1,493,904)
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The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 29, 2024:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Swap contracts	Total
Interest rate	$(358,961)	—	$(269,701)	$(628,662)
Currency	—	$107,960	—	107,960
Credit	—	—	(337,466)	(337,466)
Inflation	—	—	11,256	11,256
Total	$(358,961)	$107,960	$(595,911)	$(846,912)
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.650% of the first $1 billion of the fund’s aggregate net assets and (b) 0.625% of the fund’s aggregate net assets in excess of $1 billion. Aggregate net assets include the net assets of the fund and Opportunistic Fixed Income Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 29, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.80% of average net assets for the fund. Expenses excluded from this waiver are taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, Rule 12b-1 fees, transfer agent fees and service fees, shareholder servicing fees, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly and short dividend expenses. This agreement expires on December 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
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For the six months ended February 29, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$28,147
Class C	1,108
Class I	14,597
Class	Expense reduction
Class R6	$4,680
Class 1	50,718
Total	$99,250

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 29, 2024, were equivalent to a net annual effective rate of 0.49% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 29, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Class 1	0.05%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $27,432 for the six months ended February 29, 2024. Of this amount, $4,664 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $22,768 was paid as sales commissions to broker-dealers. Effective March 1, 2024, the maximum up-front sales charge on Class A shares was reduced to 4% of purchase price.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 29, 2024, CDSCs received by the Distributor amounted to $10 for Class C shares. There were no CDSCs received by the Distributor for Class A shares. Effective March 1, 2024, for Class A shares, the CDSC  is 0.75% on certain shares sold within 18 months of purchase.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with
64	JOHN HANCOCK Opportunistic Fixed Income Fund | SEMIANNUAL REPORT

retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 29, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$43,021	$21,043
Class C	6,841	836
Class I	—	11,115
Class R6	—	160
Class 1	15,594	—
Total	$65,456	$33,154
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$4,800,000	2	5.807%	$1,549
Note 6—Fund share transactions
Transactions in fund shares for the six months ended February 29, 2024 and for the year ended August 31, 2023 were as follows:
	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	300,109	$3,508,246	345,198	$3,969,928
Distributions reinvested	9,440	112,142	135,878	1,502,289
Repurchased	(616,420)	(7,182,885)	(980,222)	(11,096,135)
Net decrease	(306,871)	$(3,562,497)	(499,146)	$(5,623,918)
Class C shares
Sold	26,588	$308,090	57,890	$639,248
Distributions reinvested	169	2,008	4,642	51,526
Repurchased	(32,090)	(366,289)	(76,008)	(849,281)
Net decrease	(5,333)	$(56,191)	(13,476)	$(158,507)
SEMIANNUAL REPORT | JOHN HANCOCK Opportunistic Fixed Income Fund	65

	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class I shares
Sold	411,394	$4,779,283	1,591,705	$18,471,967
Distributions reinvested	6,199	73,712	20,785	229,082
Repurchased	(454,331)	(5,229,786)	(585,649)	(6,598,640)
Net increase (decrease)	(36,738)	$(376,791)	1,026,841	$12,102,409
Class R6 shares
Sold	406,978	$4,751,600	368,109	$4,238,607
Distributions reinvested	2,305	27,427	3,107	34,323
Repurchased	(60,093)	(700,941)	(73,108)	(826,663)
Net increase	349,190	$4,078,086	298,108	$3,446,267
Class 1 shares
Sold	427,544	$4,953,896	836,247	$9,643,746
Distributions reinvested	21,238	252,523	220,422	2,431,202
Repurchased	(680,281)	(7,889,591)	(1,047,346)	(11,913,134)
Net increase (decrease)	(231,499)	$(2,683,172)	9,323	$161,814
Total net increase (decrease)	(231,251)	$(2,600,565)	821,650	$9,928,065
Affiliates of the fund owned 100% of shares of Class 1 on February 29, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $50,404,774 and $46,499,214, respectively, for the six months ended February 29, 2024. Purchases and sales of U.S. Treasury obligations aggregated $9,463,113 and $811,312, respectively, for the six months ended February 29, 2024.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	3,157	—	$1,148,135	$(1,116,565)	$3	$(1)	$69	—	$31,572

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
66	JOHN HANCOCK Opportunistic Fixed Income Fund | SEMIANNUAL REPORT

Note 9—LIBOR discontinuation risk
Certain debt securities, derivatives and other financial instruments have traditionally utilized LIBOR as the reference or benchmark rate for interest rate calculations. However, following allegations of manipulation and concerns regarding liquidity, the U.K. Financial Conduct Authority (UK FCA) announced that LIBOR would be discontinued as of June 30, 2023. The UK FCA elected to require the ICE Benchmark Administration Limited, the administrator of LIBOR, to continue publishing a subset of British pound sterling and U.S. dollar LIBOR settings on a “synthetic” basis. The synthetic publication of the three-month sterling LIBOR will continue until March 31, 2024, and the publication of the one-, three and six-month U.S. dollar LIBOR will continue until September 30, 2024.
Although the transition process away from LIBOR has become increasingly well-defined in advance of the discontinuation dates, the impact on certain debt securities, derivatives and other financial instruments remains uncertain. Market participants have adopted alternative rates such as Secured Overnight Financing Rate (SOFR) or otherwise amended financial instruments referencing LIBOR to include fallback provisions and other measures that contemplated the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. However, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. Certain proposed replacement rates to LIBOR, such as SOFR, which is a broad measure of secured overnight U.S. Treasury repo rates, are materially different from LIBOR, and changes in the applicable spread for financial instruments transitioning away from LIBOR will need to be made to accommodate the differences.
The utilization of an alternative reference rate, or the transition process to an alternative reference rate, may adversely affect the fund’s performance.
Note 10—New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management expects that the adoption of the guidance will not have a material impact to the financial statements.
SEMIANNUAL REPORT | JOHN HANCOCK Opportunistic Fixed Income Fund	67

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Noni L. Ellison
Grace K. Fey
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Wellington Management Company LLP
Portfolio Managers
Brian M. Garvey
Brij S. Khurana
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
68	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Dynamic Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

Corporate Bond ETF
Disciplined Value International Select ETF
Dynamic Municipal Bond ETF
Fundamental All Cap Core ETF
International High Dividend ETF
Mortgage-Backed Securities ETF
Multifactor Developed International ETF
Multifactor Emerging Markets ETF
Multifactor Large Cap ETF
Multifactor Mid Cap ETF
Multifactor Small Cap ETF
Preferred Income ETF
U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Opportunistic Fixed Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3446814	476SA 2/24
4/24

Semiannual report
John Hancock
Real Estate Securities Fund
Alternative
February 29, 2024
Beginning on July 24, 2024, as required by regulations adopted by the U.S. Securities and Exchange Commission, open-end mutual funds and ETFs will transmit tailored annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in shareholder reports transmitted to shareholders, but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

A message to shareholders
Dear shareholder,
U.S. stocks posted gains during the six months ended February 29, 2024. The beginning of the period brought weak returns, as concerns that interest rates would need to stay higher for longer led to a sharp increase in bond yields and weighed heavily on investor sentiment through late October. Encouraging inflation and consumer spending data, however, fueled optimism. The U.S. Federal Reserve hinted in December that it may begin to cut interest rates later in 2024. Growing investor enthusiasm for artificial intelligence also bolstered the market, with notable outperformance from several large technology-related stocks.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Real Estate Securities Fund

2	Your fund at a glance
3	Portfolio summary
4	Your expenses
6	Fund’s investments
8	Financial statements
11	Financial highlights
16	Notes to financial statements
23	More information
SEMIANNUAL REPORT | JOHN HANCOCK REAL ESTATE SECURITIES FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to achieve a combination of long-term capital appreciation and current income.
AVERAGE ANNUAL TOTAL RETURNS AS OF 2/29/2024 (%)

The Dow Jones U.S. Select REIT Index tracks the performance of publicly traded real estate investment trusts (REITs) and is designed to serve as a proxy for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
1Class A shares were first offered on 12-2-20. Returns prior to this date are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK REAL ESTATE SECURITIES FUND | SEMIANNUAL REPORT

Portfolio summary
INDUSTRY COMPOSITION AS OF 2/29/2024 (% of net assets)

TOP 10 HOLDINGS AS OF 2/29/2024 (% of net assets)
Prologis, Inc.	12.4
Equinix, Inc.	9.5
Welltower, Inc.	5.8
Simon Property Group, Inc.	5.5
AvalonBay Communities, Inc.	4.8
Essex Property Trust, Inc.	4.7
Digital Realty Trust, Inc.	4.0
Extra Space Storage, Inc.	3.8
American Homes 4 Rent, Class A	3.1
Empire State Realty Trust, Inc., Class A	2.8
TOTAL	56.4
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectuses. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectuses.
SEMIANNUAL REPORT | JOHN HANCOCK REAL ESTATE SECURITIES FUND	3

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2023, with the same investment held until February 29, 2024.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2024, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2023, with the same investment held until February 29, 2024. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
4	JOHN HANCOCK REAL ESTATE SECURITIES FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2023	Ending value on 2-29-2024	Expenses paid during period ended 2-29-2024[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,065.00	$6.06	1.18%
	Hypothetical example	1,000.00	1,019.00	5.92	1.18%
Class C	Actual expenses/actual returns	1,000.00	1,062.20	9.90	1.93%
	Hypothetical example	1,000.00	1,015.30	9.67	1.93%
Class I	Actual expenses/actual returns	1,000.00	1,066.50	4.78	0.93%
	Hypothetical example	1,000.00	1,020.20	4.67	0.93%
Class R6	Actual expenses/actual returns	1,000.00	1,067.70	4.16	0.81%
	Hypothetical example	1,000.00	1,020.80	4.07	0.81%
Class 1	Actual expenses/actual returns	1,000.00	1,068.20	4.37	0.85%
	Hypothetical example	1,000.00	1,020.60	4.27	0.85%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK REAL ESTATE SECURITIES FUND	5

Fund’s investments
AS OF 2-29-24 (unaudited)
	Shares	Value
Common stocks 99.6%		$244,234,613
(Cost $193,532,733)
Consumer discretionary 3.4%		8,349,955
Hotels, restaurants and leisure 2.6%
Hyatt Hotels Corp., Class A	24,623	3,781,847
Marriott International, Inc., Class A	10,760	2,688,601
Household durables 0.8%
D.R. Horton, Inc.	12,577	1,879,507
Health care 1.0%		2,551,114
Health care providers and services 1.0%
Brookdale Senior Living, Inc. (A)	445,999	2,551,114
Industrials 1.3%		3,059,916
Construction and engineering 1.3%
WillScot Mobile Mini Holdings Corp. (A)	64,082	3,059,916
Real estate 93.9%		230,273,628
Diversified REITs 4.7%
Empire State Realty Trust, Inc., Class A	683,856	6,818,044
Essential Properties Realty Trust, Inc.	199,307	4,761,444
Health care REITs 9.1%
American Healthcare REIT, Inc. (A)	249,404	3,409,353
CareTrust REIT, Inc.	209,167	4,718,808
Welltower, Inc.	155,024	14,287,012
Hotel and resort REITs 2.5%
Ryman Hospitality Properties, Inc.	50,789	6,017,481
Industrial REITs 15.6%
EastGroup Properties, Inc.	19,446	3,416,468
Plymouth Industrial REIT, Inc.	212,575	4,585,243
Prologis, Inc.	228,107	30,399,819
Office REITs 3.9%
Kilroy Realty Corp.	103,496	3,921,463
SL Green Realty Corp.	114,559	5,553,820
Real estate management and development 3.2%
CBRE Group, Inc., Class A (A)	42,484	3,903,855
Corp. Inmobiliaria Vesta SAB de CV, ADR	108,811	3,829,059
Residential REITs 15.4%
American Homes 4 Rent, Class A	208,770	7,726,578
AvalonBay Communities, Inc.	66,035	11,690,176
Essex Property Trust, Inc.	49,532	11,461,705
Sun Communities, Inc.	32,211	4,308,543
6	JOHN HANCOCK REAL ESTATE SECURITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Real estate (continued)
Residential REITs (continued)
Veris Residential, Inc.	177,455	$2,590,843
Retail REITs 14.0%
Acadia Realty Trust	209,111	3,427,329
Brixmor Property Group, Inc.	185,259	4,188,706
NETSTREIT Corp.	159,850	2,687,079
Phillips Edison & Company, Inc.	103,109	3,683,053
Simon Property Group, Inc.	91,015	13,482,962
Tanger, Inc.	175,286	5,049,990
The Macerich Company	111,244	1,825,514
Specialized REITs 25.5%
American Tower Corp.	15,663	3,114,744
CubeSmart	150,359	6,557,156
Digital Realty Trust, Inc.	66,100	9,704,141
Equinix, Inc.	26,369	23,437,295
Extra Space Storage, Inc.	66,595	9,387,897
Iron Mountain, Inc.	70,632	5,554,500
Lamar Advertising Company, Class A	16,279	1,799,643
VICI Properties, Inc.	99,362	2,973,905

	Yield (%)	Shares	Value
Short-term investments 0.4%			$1,080,015
(Cost $1,080,015)
Short-term funds 0.4%			1,080,015
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.2628(B)	1,080,015	1,080,015

Total investments (Cost $194,612,748) 100.0%	$245,314,628
Other assets and liabilities, net 0.0%	45,586
Total net assets 100.0%	$245,360,214

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 2-29-24.
At 2-29-24, the aggregate cost of investments for federal income tax purposes was $198,633,969. Net unrealized appreciation aggregated to $46,680,659, of which $49,239,269 related to gross unrealized appreciation and $2,558,610 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK REAL ESTATE SECURITIES FUND	7

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-29-24 (unaudited)

Assets
Unaffiliated investments, at value (Cost $194,612,748)	$245,314,628
Dividends and interest receivable	280,243
Receivable for fund shares sold	82,585
Receivable for investments sold	1,356,278
Receivable for securities lending income	107
Other assets	43,024
Total assets	247,076,865
Liabilities
Due to custodian	92,700
Payable for investments purchased	1,353,655
Payable for fund shares repurchased	204,233
Payable to affiliates
Accounting and legal services fees	14,146
Transfer agent fees	2,038
Trustees’ fees	147
Other liabilities and accrued expenses	49,732
Total liabilities	1,716,651
Net assets	$245,360,214
Net assets consist of
Paid-in capital	$226,394,001
Total distributable earnings (loss)	18,966,213
Net assets	$245,360,214

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($6,196,515 ÷ 547,202 shares)[1]	$11.32
Class C ($71,703 ÷ 6,300 shares)[1]	$11.38
Class I ($16,200,991 ÷ 1,432,021 shares)	$11.31
Class R6 ($1,555,541 ÷ 137,852 shares)	$11.28
Class 1 ($221,335,464 ÷ 19,608,079 shares)	$11.29
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.92

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
8	JOHN HANCOCK Real Estate Securities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 2-29-24 (unaudited)

Investment income
Dividends	$4,350,699
Interest	290
Securities lending	115
Less foreign taxes withheld	(10,190)
Total investment income	4,340,914
Expenses
Investment management fees	824,590
Distribution and service fees	61,537
Accounting and legal services fees	28,231
Transfer agent fees	11,466
Trustees’ fees	3,520
Custodian fees	20,186
State registration fees	25,701
Printing and postage	8,602
Professional fees	30,072
Other	13,328
Total expenses	1,027,233
Less expense reductions	(8,686)
Net expenses	1,018,547
Net investment income	3,322,367
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(1,364,747)
Affiliated investments	(194)
(1,364,941)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	13,771,116
13,771,116
Net realized and unrealized gain	12,406,175
Increase in net assets from operations	$15,728,542
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Real Estate Securities Fund	9

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-29-24 (unaudited)	Year ended 8-31-23
Increase (decrease) in net assets
From operations
Net investment income	$3,322,367	$5,750,734
Net realized loss	(1,364,941)	(20,937,040)
Change in net unrealized appreciation (depreciation)	13,771,116	(262,535)
Increase (decrease) in net assets resulting from operations	15,728,542	(15,448,841)
Distributions to shareholders
From earnings
Class A	(127,795)	(769,265)
Class C	(1,117)	(8,138)
Class I	(323,155)	(588,448)
Class R6	(37,721)	(95,118)
Class 1	(5,327,110)	(30,154,185)
Total distributions	(5,816,898)	(31,615,154)
From fund share transactions	(10,588,880)	(16,170,945)
Total decrease	(677,236)	(63,234,940)
Net assets
Beginning of period	246,037,450	309,272,390
End of period	$245,360,214	$246,037,450
10	JOHN HANCOCK Real Estate Securities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21[2]
Per share operating performance
Net asset value, beginning of period	$10.85	$12.92	$16.60	$12.59
Net investment income[3]	0.13	0.21	0.13	0.03
Net realized and unrealized gain (loss) on investments	0.58	(0.90)	(1.93)	4.18
Total from investment operations	0.71	(0.69)	(1.80)	4.21
Less distributions
From net investment income	(0.24)	(0.14)	(0.08)	(0.20)
From net realized gain	—	(1.24)	(1.80)	—
Total distributions	(0.24)	(1.38)	(1.88)	(0.20)
Net asset value, end of period	$11.32	$10.85	$12.92	$16.60
Total return (%)[4,5]	6.50[6]	(4.82)	(12.77)	33.98[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$6	$6	$7	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.18[7]	1.17	1.14	1.19[7]
Expenses including reductions	1.18[7]	1.17	1.13	1.18[7]
Net investment income	2.49[7]	1.88	0.88	0.31[7]
Portfolio turnover (%)	49	105	81	122[8]

[1]	Six months ended 2-29-24. Unaudited.
[2]	The inception date for Class A shares is 12-2-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Real Estate Securities Fund	11

CLASS C SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21[2]
Per share operating performance
Net asset value, beginning of period	$10.86	$12.91	$16.63	$12.59
Net investment income (loss)[3]	0.10	0.13	0.03	(0.03)
Net realized and unrealized gain (loss) on investments	0.58	(0.91)	(1.95)	4.18
Total from investment operations	0.68	(0.78)	(1.92)	4.15
Less distributions
From net investment income	(0.16)	(0.03)	—	(0.11)
From net realized gain	—	(1.24)	(1.80)	—
Total distributions	(0.16)	(1.27)	(1.80)	(0.11)
Net asset value, end of period	$11.38	$10.86	$12.91	$16.63
Total return (%)[4,5]	6.22[6]	(5.56)	(13.46)	33.25[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[7]	$—[7]	$—[7]	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.93[8]	1.92	1.89	1.94[8]
Expenses including reductions	1.93[8]	1.92	1.88	1.93[8]
Net investment income (loss)	1.80[8]	1.14	0.19	(0.28)[8]
Portfolio turnover (%)	49	105	81	122[9]

[1]	Six months ended 2-29-24. Unaudited.
[2]	The inception date for Class C shares is 12-2-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
12	JOHN HANCOCK Real Estate Securities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21[2]
Per share operating performance
Net asset value, beginning of period	$10.85	$12.93	$16.60	$12.59
Net investment income[3]	0.14	0.22	0.17	0.10
Net realized and unrealized gain (loss) on investments	0.58	(0.89)	(1.92)	4.14
Total from investment operations	0.72	(0.67)	(1.75)	4.24
Less distributions
From net investment income	(0.26)	(0.17)	(0.12)	(0.23)
From net realized gain	—	(1.24)	(1.80)	—
Total distributions	(0.26)	(1.41)	(1.92)	(0.23)
Net asset value, end of period	$11.31	$10.85	$12.93	$16.60
Total return (%)[4]	6.65[5]	(4.60)	(12.51)	34.30[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$16	$13	$11	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.93[7]	0.92	0.90	0.94[7]
Expenses including reductions	0.93[7]	0.92	0.89	0.93[7]
Net investment income	2.65[7]	1.99	1.25	0.89[7]
Portfolio turnover (%)	49	105	81	122[8]

[1]	Six months ended 2-29-24. Unaudited.
[2]	The inception date for Class I shares is 12-2-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Real Estate Securities Fund	13

CLASS R6 SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21[2]
Per share operating performance
Net asset value, beginning of period	$10.82	$12.91	$16.59	$12.59
Net investment income[3]	0.15	0.24	0.19	0.12
Net realized and unrealized gain (loss) on investments	0.58	(0.90)	(1.93)	4.12
Total from investment operations	0.73	(0.66)	(1.74)	4.24
Less distributions
From net investment income	(0.27)	(0.19)	(0.14)	(0.24)
From net realized gain	—	(1.24)	(1.80)	—
Total distributions	(0.27)	(1.43)	(1.94)	(0.24)
Net asset value, end of period	$11.28	$10.82	$12.91	$16.59
Total return (%)[4]	6.77[5]	(4.56)	(12.48)	34.37[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$1	$1	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.82[7]	0.82	0.79	0.83[7]
Expenses including reductions	0.81[7]	0.81	0.78	0.82[7]
Net investment income	2.79[7]	2.16	1.31	1.05[7]
Portfolio turnover (%)	49	105	81	122[8]

[1]	Six months ended 2-29-24. Unaudited.
[2]	The inception date for Class R6 shares is 12-2-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
14	JOHN HANCOCK Real Estate Securities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS 1 SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$10.82	$12.91	$16.59	$12.05	$14.55	$12.97
Net investment income[2]	0.15	0.25	0.18	0.20	0.24	0.29
Net realized and unrealized gain (loss) on investments	0.59	(0.92)	(1.93)	4.58	(1.55)	1.82
Total from investment operations	0.74	(0.67)	(1.75)	4.78	(1.31)	2.11
Less distributions
From net investment income	(0.27)	(0.18)	(0.13)	(0.24)	(0.29)	(0.26)
From net realized gain	—	(1.24)	(1.80)	—	(0.90)	(0.27)
Total distributions	(0.27)	(1.42)	(1.93)	(0.24)	(1.19)	(0.53)
Net asset value, end of period	$11.29	$10.82	$12.91	$16.59	$12.05	$14.55
Total return (%)[3]	6.82[4]	(4.60)	(12.51)	40.36	(9.75)	17.35
Ratios and supplemental data
Net assets, end of period (in millions)	$221	$226	$290	$371	$304	$433
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86[5]	0.86	0.83	0.87	0.81	0.81
Expenses including reductions	0.85[5]	0.85	0.82	0.86	0.80	0.80
Net investment income	2.84[5]	2.22	1.19	1.45	1.86	2.25
Portfolio turnover (%)	49	105	81	122	133	132

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Real Estate Securities Fund	15

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Real Estate Securities Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to achieve a combination of long-term capital appreciation and current income.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent
16	JOHN HANCOCK Real Estate Securities Fund | SEMIANNUAL REPORT

pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of February 29, 2024, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund invests in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in John Hancock Collateral Trust (JHCT), an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of February 29, 2024, there were no securities on loan.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued
SEMIANNUAL REPORT | JOHN HANCOCK Real Estate Securities Fund	17

based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 29, 2024, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 29, 2024 were $2,131.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2023, the fund has a short-term capital loss carryforward of $25,932,907 and a long-term capital loss carryforward of $1,009,608 available to offset future net realized capital gains. These carryforwards do not expire.
As of August 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
18	JOHN HANCOCK Real Estate Securities Fund | SEMIANNUAL REPORT

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.700% of the first $1.5 billion of the fund’s aggregate net assets and b) 0.680% of the excess over $1.5 billion of the fund’s aggregate net assets. Aggregate net assets include the net assets of the fund and Real Estate Securities Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 29, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 29, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$214
Class C	3
Class I	476
Class	Expense reduction
Class R6	$51
Class 1	7,942
Total	$8,686

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 29, 2024, were equivalent to a net annual effective rate of 0.69% of the fund’s average daily  net assets.
SEMIANNUAL REPORT | JOHN HANCOCK Real Estate Securities Fund	19

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 29, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Class 1	0.05%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $8,273 for the six months ended February 29, 2024. Of this amount, $1,426 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $6,847 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 29, 2024, there were no CDSCs received by the Distributor for Class A or Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 29, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$7,257	$3,551
Class C	396	49
Class I	—	7,830
Class R6	—	36
20	JOHN HANCOCK Real Estate Securities Fund | SEMIANNUAL REPORT

Class	Distribution and service fees	Transfer agent fees
Class 1	$53,884	—
Total	$61,537	$11,466
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$1,800,000	1	5.800%	$290
Note 5—Fund share transactions
Transactions in fund shares for the six months ended February 29, 2024 and for the year ended August 31, 2023 were as follows:
	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	65,447	$713,082	210,258	$2,342,702
Distributions reinvested	11,159	126,765	74,416	767,968
Repurchased	(71,257)	(776,385)	(322,150)	(3,536,428)
Net increase (decrease)	5,349	$63,462	(37,476)	$(425,758)
Class C shares
Sold	24	$244	1,398	$15,444
Distributions reinvested	43	497	296	3,079
Repurchased	(1,836)	(19,323)	(686)	(7,574)
Net increase (decrease)	(1,769)	$(18,582)	1,008	$10,949
Class I shares
Sold	651,961	$6,790,509	1,070,674	$11,759,648
Distributions reinvested	14,235	161,426	16,708	172,097
Repurchased	(403,039)	(4,302,687)	(779,187)	(8,896,069)
Net increase	263,157	$2,649,248	308,195	$3,035,676
Class R6 shares
Sold	37,255	$379,778	70,528	$780,051
Distributions reinvested	3,335	37,721	9,262	95,118
Repurchased	(12,807)	(141,772)	(24,284)	(273,346)
Net increase	27,783	$275,727	55,506	$601,823
SEMIANNUAL REPORT | JOHN HANCOCK Real Estate Securities Fund	21

	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	147,674	$1,575,837	337,404	$3,716,296
Distributions reinvested	471,009	5,327,110	2,936,143	30,154,185
Repurchased	(1,909,589)	(20,461,682)	(4,830,907)	(53,264,116)
Net decrease	(1,290,906)	$(13,558,735)	(1,557,360)	$(19,393,635)
Total net decrease	(996,386)	$(10,588,880)	(1,230,127)	$(16,170,945)
Affiliates of the fund owned 63% and 100% of shares of Class C and Class 1, respectively, on February 29, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $114,898,569 and $126,330,999, respectively, for the six months ended February 29, 2024.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions. Securities of companies in the real estate industry carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	—	$3,875	$3,853,824	$(3,857,505)	$(194)	—	$115	—	—

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
22	JOHN HANCOCK Real Estate Securities Fund | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Noni L. Ellison
Grace K. Fey
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Wellington Management Company LLP
Portfolio Manager
Bradford D. Stoesser
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK REAL ESTATE SECURITIES FUND	23

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Dynamic Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

Corporate Bond ETF
Disciplined Value International Select ETF
Dynamic Municipal Bond ETF
Fundamental All Cap Core ETF
International High Dividend ETF
Mortgage-Backed Securities ETF
Multifactor Developed International ETF
Multifactor Emerging Markets ETF
Multifactor Large Cap ETF
Multifactor Mid Cap ETF
Multifactor Small Cap ETF
Preferred Income ETF
U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Real Estate Securities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3446772	488SA 2/24
4/24

Semiannual report
John Hancock
Small Cap Dynamic Growth Fund (formerly John Hancock Small Cap Growth Fund)
U.S. equity
February 29, 2024
Beginning on July 24, 2024, as required by regulations adopted by the U.S. Securities and Exchange Commission, open-end mutual funds and ETFs will transmit tailored annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in shareholder reports transmitted to shareholders, but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

A message to shareholders
Dear shareholder,
U.S. stocks posted gains during the six months ended February 29, 2024. The beginning of the period brought weak returns, as concerns that interest rates would need to stay higher for longer led to a sharp increase in bond yields and weighed heavily on investor sentiment through late October. Encouraging inflation and consumer spending data, however, fueled optimism. The U.S. Federal Reserve hinted in December that it may begin to cut interest rates later in 2024. Growing investor enthusiasm for artificial intelligence also bolstered the market, with notable outperformance from several large technology-related stocks.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Small Cap Dynamic Growth Fund

2	Your fund at a glance
3	Portfolio summary
4	Your expenses
6	Fund’s investments
10	Financial statements
13	Financial highlights
18	Notes to financial statements
25	More information
SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 2/29/2024 (%)

The Russell 2000 Growth Index tracks the performance of publicly traded small-cap companies in the United States with higher price-to-book ratios and higher forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
1 Class A shares were first offered on 3-27-18. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 2/29/2024 (% of net assets)

TOP 10 HOLDINGS AS OF 2/29/2024 (% of net assets)
Super Micro Computer, Inc.	3.9
Installed Building Products, Inc.	3.3
Nova, Ltd.	3.3
The Ensign Group, Inc.	3.3
Modine Manufacturing Company	3.2
e.l.f. Beauty, Inc.	3.2
FTAI Aviation, Ltd.	3.2
Kinsale Capital Group, Inc.	2.9
Casey’s General Stores, Inc.	2.9
SPS Commerce, Inc.	2.9
TOTAL	32.1
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectuses. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectuses.
SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND	3

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2023, with the same investment held until February 29, 2024.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2024, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2023, with the same investment held until February 29, 2024. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
4	JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2023	Ending value on 2-29-2024	Expenses paid during period ended 2-29-2024[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,126.90	$6.93	1.31%
	Hypothetical example	1,000.00	1,018.30	6.57	1.31%
Class C	Actual expenses/actual returns	1,000.00	1,123.10	10.87	2.06%
	Hypothetical example	1,000.00	1,014.60	10.32	2.06%
Class I	Actual expenses/actual returns	1,000.00	1,127.80	5.61	1.06%
	Hypothetical example	1,000.00	1,019.60	5.32	1.06%
Class R6	Actual expenses/actual returns	1,000.00	1,128.80	5.03	0.95%
	Hypothetical example	1,000.00	1,020.10	4.77	0.95%
Class NAV	Actual expenses/actual returns	1,000.00	1,128.80	4.98	0.94%
	Hypothetical example	1,000.00	1,020.20	4.72	0.94%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND	5

Fund’s investments
AS OF 2-29-24 (unaudited)
	Shares	Value
Common stocks 96.0%		$424,144,545
(Cost $337,454,353)
Consumer discretionary 14.6%		64,615,609
Automobile components 3.2%
Modine Manufacturing Company (A)	160,325	14,382,756
Diversified consumer services 1.1%
Duolingo, Inc. (A)	19,965	4,771,635
Hotels, restaurants and leisure 5.4%
Texas Roadhouse, Inc.	61,165	9,136,216
Wingstop, Inc.	27,760	9,745,148
Wyndham Hotels & Resorts, Inc.	62,480	4,782,844
Household durables 4.9%
Dream Finders Homes, Inc., Class A (A)	177,580	6,948,705
Installed Building Products, Inc.	62,145	14,848,305
Consumer staples 6.1%		26,909,032
Consumer staples distribution and retail 2.9%
Casey’s General Stores, Inc.	41,705	12,698,755
Personal care products 3.2%
e.l.f. Beauty, Inc. (A)	68,145	14,210,277
Energy 2.1%		9,283,768
Energy equipment and services 0.7%
Cactus, Inc., Class A	65,250	2,994,975
Oil, gas and consumable fuels 1.4%
Matador Resources Company	99,585	6,288,793
Financials 10.5%		46,466,788
Capital markets 4.4%
Hamilton Lane, Inc., Class A	89,265	10,252,085
Stifel Financial Corp.	118,785	9,011,030
Consumer finance 1.8%
FirstCash Holdings, Inc.	69,120	7,914,240
Financial services 1.4%
Flywire Corp. (A)	97,555	2,769,586
Remitly Global, Inc. (A)	177,585	3,661,803
Insurance 2.9%
Kinsale Capital Group, Inc.	24,910	12,858,044
Health care 12.9%		56,832,103
Biotechnology 2.1%
Apellis Pharmaceuticals, Inc. (A)	29,740	1,842,988
6	JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care (continued)
Biotechnology (continued)
Blueprint Medicines Corp. (A)	31,825	$2,976,274
Insmed, Inc. (A)	46,130	1,278,724
Syndax Pharmaceuticals, Inc. (A)	56,855	1,332,681
United Therapeutics Corp. (A)	7,365	1,661,839
Health care equipment and supplies 2.2%
Merit Medical Systems, Inc. (A)	58,490	4,456,938
Shockwave Medical, Inc. (A)	6,240	1,627,829
TransMedics Group, Inc. (A)	45,100	3,680,160
Health care providers and services 5.4%
Acadia Healthcare Company, Inc. (A)	44,570	3,719,367
Option Care Health, Inc. (A)	174,425	5,628,695
The Ensign Group, Inc.	115,000	14,365,800
Health care technology 0.9%
Evolent Health, Inc., Class A (A)	112,425	3,812,332
Life sciences tools and services 1.7%
Fortrea Holdings, Inc. (A)	95,075	3,569,116
Repligen Corp. (A)	20,503	3,977,377
Pharmaceuticals 0.6%
Intra-Cellular Therapies, Inc. (A)	27,880	1,938,218
Supernus Pharmaceuticals, Inc. (A)	32,450	963,765
Industrials 23.7%		104,700,657
Aerospace and defense 1.9%
AeroVironment, Inc. (A)	64,920	8,231,207
Building products 3.9%
Simpson Manufacturing Company, Inc.	52,245	10,902,487
The AZEK Company, Inc. (A)	135,260	6,507,359
Commercial services and supplies 0.7%
ACV Auctions, Inc., Class A (A)	184,635	3,277,271
Construction and engineering 2.2%
MYR Group, Inc. (A)	22,675	3,683,781
WillScot Mobile Mini Holdings Corp. (A)	123,020	5,874,205
Machinery 7.0%
Crane Company	99,610	12,108,592
Federal Signal Corp.	148,415	12,156,673
RBC Bearings, Inc. (A)	24,570	6,703,433
Professional services 4.8%
Exponent, Inc.	35,345	2,859,057
FTI Consulting, Inc. (A)	29,935	6,192,953
Parsons Corp. (A)	151,410	12,205,160
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND	7

	Shares	Value
Industrials (continued)
Trading companies and distributors 3.2%
FTAI Aviation, Ltd.	248,685	$13,998,479
Information technology 26.1%		115,336,588
Electronic equipment, instruments and components 2.3%
Crane NXT Company	77,920	4,552,086
Novanta, Inc. (A)	32,490	5,618,821
Semiconductors and semiconductor equipment 7.2%
Camtek, Ltd. (A)	83,860	6,674,417
Nova, Ltd. (A)	83,005	14,397,217
Rambus, Inc. (A)	178,930	10,599,808
Software 12.7%
Agilysys, Inc. (A)	31,270	2,432,806
Altair Engineering, Inc., Class A (A)	65,820	5,599,966
Clearwater Analytics Holdings, Inc., Class A (A)	302,870	5,215,421
PROS Holdings, Inc. (A)	228,625	8,173,344
Qualys, Inc. (A)	11,595	1,992,717
Sprout Social, Inc., Class A (A)	26,185	1,618,757
SPS Commerce, Inc. (A)	68,515	12,686,237
Varonis Systems, Inc. (A)	200,330	10,176,764
Vertex, Inc., Class A (A)	182,290	6,121,298
Zeta Global Holdings Corp., Class A (A)	226,640	2,379,720
Technology hardware, storage and peripherals 3.9%

Super Micro Computer, Inc. (A)	19,740	17,097,209
Exchange-traded funds 2.3%		$9,952,423
(Cost $8,517,315)
iShares Russell 2000 Growth ETF	37,700	9,952,423

	Yield (%)	Shares	Value
Short-term investments 2.2%			$9,770,684
(Cost $9,770,684)
Short-term funds 2.2%			9,770,684
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.2628(B)	9,770,684	9,770,684

Total investments (Cost $355,742,352) 100.5%	$443,867,652
Other assets and liabilities, net (0.5%)	(2,155,009)
Total net assets 100.0%	$441,712,643

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 2-29-24.
8	JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

At 2-29-24, the aggregate cost of investments for federal income tax purposes was $359,697,214. Net unrealized appreciation aggregated to $84,170,438, of which $87,996,903 related to gross unrealized appreciation and $3,826,465 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND	9

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-29-24 (unaudited)

Assets
Unaffiliated investments, at value (Cost $355,742,352)	$443,867,652
Dividends and interest receivable	148,568
Receivable for fund shares sold	18,786
Receivable for investments sold	1,920,096
Other assets	71,212
Total assets	446,026,314
Liabilities
Payable for investments purchased	2,206,656
Payable for fund shares repurchased	2,033,095
Payable to affiliates
Accounting and legal services fees	24,577
Transfer agent fees	2,386
Trustees’ fees	257
Other liabilities and accrued expenses	46,700
Total liabilities	4,313,671
Net assets	$441,712,643
Net assets consist of
Paid-in capital	$386,823,755
Total distributable earnings (loss)	54,888,888
Net assets	$441,712,643

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($24,322,563 ÷ 1,583,951 shares)[1]	$15.36
Class C ($323,105 ÷ 22,266 shares)[1]	$14.51
Class I ($2,102,807 ÷ 134,586 shares)	$15.62
Class R6 ($544,559 ÷ 34,535 shares)	$15.77
Class NAV ($414,419,609 ÷ 26,260,041 shares)	$15.78
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$16.17

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
10	JOHN HANCOCK Small Cap Dynamic Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 2-29-24 (unaudited)

Investment income
Dividends	$937,571
Interest	3,866
Total investment income	941,437
Expenses
Investment management fees	1,760,967
Distribution and service fees	27,450
Accounting and legal services fees	49,015
Transfer agent fees	14,993
Trustees’ fees	5,785
Custodian fees	29,176
State registration fees	32,367
Printing and postage	8,620
Professional fees	43,407
Other	12,970
Total expenses	1,984,750
Less expense reductions	(15,091)
Net expenses	1,969,659
Net investment loss	(1,028,222)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	18,831,310
Affiliated investments	2,174
18,833,484
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	35,803,962
Affiliated investments	(2,056)
35,801,906
Net realized and unrealized gain	54,635,390
Increase in net assets from operations	$53,607,168
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Dynamic Growth Fund	11

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-29-24 (unaudited)	Year ended 8-31-23
Increase (decrease) in net assets
From operations
Net investment loss	$(1,028,222)	$(2,122,013)
Net realized gain (loss)	18,833,484	(40,055,157)
Change in net unrealized appreciation (depreciation)	35,801,906	33,592,200
Increase (decrease) in net assets resulting from operations	53,607,168	(8,584,970)
From fund share transactions	(40,083,321)	4,071,893
Total increase (decrease)	13,523,847	(4,513,077)
Net assets
Beginning of period	428,188,796	432,701,873
End of period	$441,712,643	$428,188,796
12	JOHN HANCOCK Small Cap Dynamic Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$13.63	$14.00	$27.21	$20.14	$16.62	$19.27
Net investment loss[2]	(0.06)	(0.11)	(0.14)	(0.26)	(0.15)	(0.18)
Net realized and unrealized gain (loss) on investments	1.79	(0.26)	(6.06)	8.17	3.67	(1.93)
Total from investment operations	1.73	(0.37)	(6.20)	7.91	3.52	(2.11)
Less distributions
From net realized gain	—	—	(7.01)	(0.84)	—	(0.54)
Net asset value, end of period	$15.36	$13.63	$14.00	$27.21	$20.14	$16.62
Total return (%)[3,4]	12.69[5]	(2.64)	(29.82)	40.11	21.18	(10.41)
Ratios and supplemental data
Net assets, end of period (in millions)	$24	$22	$18	$21	$7	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.32[6]	1.32	1.30	1.28	1.31	1.32
Expenses including reductions	1.31[6]	1.31	1.29	1.28	1.30	1.31
Net investment loss	(0.85)[6]	(0.85)	(0.78)	(1.05)	(0.91)	(1.07)
Portfolio turnover (%)	132[7]	81	55	66	98	101

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period as a result of reassignment of Axiom Investors LLC as subadvisor of the fund.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Dynamic Growth Fund	13

CLASS C SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$12.92	$13.38	$26.48	$19.77	$16.44	$19.21
Net investment loss[2]	(0.10)	(0.20)	(0.28)	(0.42)	(0.27)	(0.30)
Net realized and unrealized gain (loss) on investments	1.69	(0.26)	(5.81)	7.97	3.60	(1.93)
Total from investment operations	1.59	(0.46)	(6.09)	7.55	3.33	(2.23)
Less distributions
From net realized gain	—	—	(7.01)	(0.84)	—	(0.54)
Net asset value, end of period	$14.51	$12.92	$13.38	$26.48	$19.77	$16.44
Total return (%)[3,4]	12.31[5]	(3.44)	(30.36)	39.06	20.26	(11.08)
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]	$—[6]	$—[6]	$—[6]	$—[6]	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.07[7]	2.07	2.05	2.03	2.06	2.07
Expenses including reductions	2.06[7]	2.06	2.04	2.03	2.05	2.06
Net investment loss	(1.59)[7]	(1.60)	(1.53)	(1.79)	(1.67)	(1.81)
Portfolio turnover (%)	132[8]	81	55	66	98	101

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period as a result of reassignment of Axiom Investors LLC as subadvisor of the fund.
14	JOHN HANCOCK Small Cap Dynamic Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$13.85	$14.19	$27.43	$20.25	$16.67	$19.29
Net investment loss[2]	(0.04)	(0.08)	(0.09)	(0.19)	(0.11)	(0.14)
Net realized and unrealized gain (loss) on investments	1.81	(0.26)	(6.14)	8.21	3.69	(1.94)
Total from investment operations	1.77	(0.34)	(6.23)	8.02	3.58	(2.08)
Less distributions
From net realized gain	—	—	(7.01)	(0.84)	—	(0.54)
Net asset value, end of period	$15.62	$13.85	$14.19	$27.43	$20.25	$16.67
Total return (%)[3]	12.78[4]	(2.40)	(29.69)	40.49	21.48	(10.23)
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$4	$1	$1	$—[5]	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.07[6]	1.07	1.05	1.03	1.06	1.08
Expenses including reductions	1.06[6]	1.06	1.04	1.03	1.05	1.07
Net investment loss	(0.61)[6]	(0.58)	(0.54)	(0.78)	(0.65)	(0.80)
Portfolio turnover (%)	132[7]	81	55	66	98	101

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period as a result of reassignment of Axiom Investors LLC as subadvisor of the fund.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Dynamic Growth Fund	15

CLASS R6 SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$13.97	$14.30	$27.55	$20.32	$16.70	$19.30
Net investment loss[2]	(0.03)	(0.07)	(0.06)	(0.16)	(0.09)	(0.12)
Net realized and unrealized gain (loss) on investments	1.83	(0.26)	(6.18)	8.23	3.71	(1.94)
Total from investment operations	1.80	(0.33)	(6.24)	8.07	3.62	(2.06)
Less distributions
From net realized gain	—	—	(7.01)	(0.84)	—	(0.54)
Net asset value, end of period	$15.77	$13.97	$14.30	$27.55	$20.32	$16.70
Total return (%)[3]	12.88[4]	(2.31)	(29.58)	40.60	21.68	(10.12)
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.95[6]	0.96	0.94	0.93	0.94	0.97
Expenses including reductions	0.95[6]	0.95	0.93	0.92	0.94	0.96
Net investment loss	(0.47)[6]	(0.50)	(0.36)	(0.67)	(0.54)	(0.70)
Portfolio turnover (%)	132[7]	81	55	66	98	101

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period as a result of reassignment of Axiom Investors LLC as subadvisor of the fund.
16	JOHN HANCOCK Small Cap Dynamic Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$13.98	$14.31	$27.56	$20.33	$16.71	$19.30
Net investment loss[2]	(0.03)	(0.07)	(0.08)	(0.16)	(0.09)	(0.12)
Net realized and unrealized gain (loss) on investments	1.83	(0.26)	(6.16)	8.23	3.71	(1.93)
Total from investment operations	1.80	(0.33)	(6.24)	8.07	3.62	(2.05)
Less distributions
From net realized gain	—	—	(7.01)	(0.84)	—	(0.54)
Net asset value, end of period	$15.78	$13.98	$14.31	$27.56	$20.33	$16.71
Total return (%)[3]	12.88[4]	(2.31)	(29.56)	40.58	21.66	(10.07)
Ratios and supplemental data
Net assets, end of period (in millions)	$414	$401	$413	$657	$615	$560
Ratios (as a percentage of average net assets):
Expenses before reductions	0.95[5]	0.95	0.93	0.92	0.93	0.96
Expenses including reductions	0.94[5]	0.94	0.92	0.91	0.93	0.95
Net investment loss	(0.48)[5]	(0.49)	(0.41)	(0.66)	(0.53)	(0.70)
Portfolio turnover (%)	132[6]	81	55	66	98	101

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period as a result of reassignment of Axiom Investors LLC as subadvisor of the fund.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Dynamic Growth Fund	17

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Small Cap Dynamic Growth Fund (formerly John Hancock Small Cap Growth Fund) (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Prior to November 29, 2023, the fund was known as John Hancock Small Cap Growth Fund.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
18	JOHN HANCOCK Small Cap Dynamic Growth Fund | SEMIANNUAL REPORT

The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of February 29, 2024, all investments are categorized as Level 1 under the hierarchy described above.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 29, 2024, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 29, 2024 were $2,418.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Dynamic Growth Fund	19

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2023, the fund has a short-term capital loss carryforward of $45,352,266 and a long-term capital loss carryforward of $361,225 available to offset future net realized capital gains. These carryforwards do not expire.
As of August 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.850% of the first $450 million of the fund’s average daily net assets; b) 0.820% of the next $450 million of average daily net assets; and c) 0.790% of the excess over $900 million (Retroactive to first dollar) of average daily net assets. Prior to November 29, 2023, the annual rates were a) 0.880% of the first $300 million of aggregate net assets; b) 0.850% of the next $300 million of aggregate net assets; c) 0.830% of the next $300 million of aggregate net assets; and d) 0.800% of the excess over $900 million of aggregate net assets. The Advisor has a subadvisory agreement with Axiom Investors LLC. Effective November 29, 2023, Redwood Investments, LLC was replaced by Axiom Investors LLC as the fund’s subadvisor. The fund is not responsible for payment of the subadvisory fees.
20	JOHN HANCOCK Small Cap Dynamic Growth Fund | SEMIANNUAL REPORT

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 29, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 29, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$779
Class C	8
Class I	116
Class	Expense reduction
Class R6	$12
Class NAV	14,176
Total	$15,091

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 29, 2024, were equivalent to a net annual effective rate of 0.85% of the fund’s average daily  net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 29, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,707 for the six months ended February 29, 2024. Of this amount, $279 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $1,428 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 29, 2024, there were no CDSCs received by the Distributor for Class A or Class C shares.
SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Dynamic Growth Fund	21

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 29, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$26,370	$12,889
Class C	1,080	132
Class I	—	1,963
Class R6	—	9
Total	$27,450	$14,993
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$8,000,000	3	5.800%	$3,866
Note 5—Fund share transactions
Transactions in fund shares for the six months ended February 29, 2024 and for the year ended August 31, 2023 were as follows:
	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	275,837	$3,627,078	734,153	$9,844,147
Repurchased	(307,288)	(4,037,043)	(437,103)	(5,823,248)
Net increase (decrease)	(31,451)	$(409,965)	297,050	$4,020,899
22	JOHN HANCOCK Small Cap Dynamic Growth Fund | SEMIANNUAL REPORT

	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class C shares
Sold	6,862	$93,621	4,446	$55,266
Repurchased	(2,357)	(29,261)	(2,252)	(28,637)
Net increase	4,505	$64,360	2,194	$26,629
Class I shares
Sold	37,452	$496,100	321,027	$4,400,136
Repurchased	(224,194)	(2,936,258)	(60,047)	(806,703)
Net increase (decrease)	(186,742)	$(2,440,158)	260,980	$3,593,433
Class R6 shares
Sold	17,318	$246,494	4,076	$55,722
Repurchased	(6,811)	(89,888)	(581)	(8,036)
Net increase	10,507	$156,606	3,495	$47,686
Class NAV shares
Sold	1,040,973	$13,816,286	2,038,302	$27,357,984
Repurchased	(3,482,403)	(51,270,450)	(2,196,844)	(30,974,738)
Net decrease	(2,441,430)	$(37,454,164)	(158,542)	$(3,616,754)
Total net increase (decrease)	(2,644,611)	$(40,083,321)	405,177	$4,071,893
Affiliates of the fund owned 13%, 9% and 100% of shares of Class C, Class R6 and Class NAV, respectively, on February 29, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $532,496,180 and $566,806,539, respectively, for the six months ended February 29, 2024.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At February 29, 2024, funds within the John Hancock group of funds complex held 93.8% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Dynamic Growth Fund	23

Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	29.4%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	18.3%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	15.8%
John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	8.7%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	$10,592,474	$23,234,141	$(33,826,733)	$2,174	$(2,056)	—	—	—
24	JOHN HANCOCK Small Cap Dynamic Growth Fund | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Noni L. Ellison
Grace K. Fey
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Axiom Investors LLC
Portfolio Managers
Matthew Franco, CFA
David Kim, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND	25

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Dynamic Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

Corporate Bond ETF
Disciplined Value International Select ETF
Dynamic Municipal Bond ETF
Fundamental All Cap Core ETF
International High Dividend ETF
Mortgage-Backed Securities ETF
Multifactor Developed International ETF
Multifactor Emerging Markets ETF
Multifactor Large Cap ETF
Multifactor Mid Cap ETF
Multifactor Small Cap ETF
Preferred Income ETF
U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Small Cap Dynamic Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3446744	470SA 2/24
4/24

Semiannual report
John Hancock
Small Cap Value Fund
U.S. equity
February 29, 2024
Beginning on July 24, 2024, as required by regulations adopted by the U.S. Securities and Exchange Commission, open-end mutual funds and ETFs will transmit tailored annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in shareholder reports transmitted to shareholders, but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

A message to shareholders
Dear shareholder,
U.S. stocks posted gains during the six months ended February 29, 2024. The beginning of the period brought weak returns, as concerns that interest rates would need to stay higher for longer led to a sharp increase in bond yields and weighed heavily on investor sentiment through late October. Encouraging inflation and consumer spending data, however, fueled optimism. The U.S. Federal Reserve hinted in December that it may begin to cut interest rates later in 2024. Growing investor enthusiasm for artificial intelligence also bolstered the market, with notable outperformance from several large technology-related stocks.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Small Cap Value Fund

2	Your fund at a glance
3	Portfolio summary
4	Your expenses
6	Fund’s investments
10	Financial statements
13	Financial highlights
17	Notes to financial statements
25	More information
SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 2/29/2024 (%)

The Russell 2000 Value Index tracks the performance of publicly traded small-cap companies in the United States with lower price-to-book ratios and lower forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK SMALL CAP VALUE FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 2/29/2024 (% of net assets)

TOP 10 HOLDINGS AS OF 2/29/2024 (% of net assets)
Element Solutions, Inc.	1.9
ACI Worldwide, Inc.	1.9
Gulfport Energy Corp.	1.9
Chord Energy Corp.	1.8
TriMas Corp.	1.8
Bread Financial Holdings, Inc.	1.8
Sitio Royalties Corp., Class A	1.7
American Woodmark Corp.	1.7
Sterling Check Corp.	1.6
Seacoast Banking Corp. of Florida	1.6
TOTAL	17.7
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectuses. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectuses.
SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	3

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2023, with the same investment held until February 29, 2024.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2024, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2023, with the same investment held until February 29, 2024. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
4	JOHN HANCOCK SMALL CAP VALUE FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2023	Ending value on 2-29-2024	Expenses paid during period ended 2-29-2024[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,059.50	$7.12	1.39%
	Hypothetical example	1,000.00	1,018.00	6.97	1.39%
Class I	Actual expenses/actual returns	1,000.00	1,061.10	5.59	1.09%
	Hypothetical example	1,000.00	1,019.40	5.47	1.09%
Class R6	Actual expenses/actual returns	1,000.00	1,061.00	5.02	0.98%
	Hypothetical example	1,000.00	1,020.00	4.92	0.98%
Class NAV	Actual expenses/actual returns	1,000.00	1,061.80	4.97	0.97%
	Hypothetical example	1,000.00	1,020.00	4.87	0.97%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	5

Fund’s investments
AS OF 2-29-24 (unaudited)
	Shares	Value
Common stocks 98.0%		$535,228,509
(Cost $443,373,496)
Communication services 1.4%		7,674,190
Interactive media and services 1.4%
Shutterstock, Inc.	157,387	7,674,190
Consumer discretionary 12.1%		66,200,616
Automobile components 2.3%
The Goodyear Tire & Rubber Company (A)	555,550	6,599,934
Visteon Corp. (A)	56,006	6,335,399
Hotels, restaurants and leisure 1.3%
Wyndham Hotels & Resorts, Inc.	91,225	6,983,274
Household durables 4.0%
Century Communities, Inc.	66,279	5,719,215
Sonos, Inc. (A)	456,238	8,650,272
Tri Pointe Homes, Inc. (A)	215,545	7,625,982
Specialty retail 1.9%
Boot Barn Holdings, Inc. (A)	33,248	3,075,440
Monro, Inc.	213,022	7,151,149
Textiles, apparel and luxury goods 2.6%
Kontoor Brands, Inc.	132,620	7,839,168
Oxford Industries, Inc.	61,355	6,220,783
Consumer staples 2.7%		14,561,118
Food products 1.3%
Post Holdings, Inc. (A)	66,546	6,931,431
Household products 1.4%
Spectrum Brands Holdings, Inc.	94,873	7,629,687
Energy 5.4%		29,677,260
Oil, gas and consumable fuels 5.4%
Chord Energy Corp.	62,063	10,082,134
Gulfport Energy Corp. (A)	73,110	10,380,889
Sitio Royalties Corp., Class A	403,779	9,214,237
Financials 25.9%		141,549,106
Banks 15.5%
1st Source Corp.	138,835	6,911,206
Berkshire Hills Bancorp, Inc.	287,016	6,167,974
Cadence Bank	306,500	8,483,920
Eastern Bankshares, Inc.	321,117	4,148,832
Enterprise Financial Services Corp.	190,954	7,622,884
First Busey Corp.	329,481	7,597,832
6	JOHN HANCOCK SMALL CAP VALUE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Banks (continued)
First Interstate BancSystem, Inc., Class A	182,650	$4,807,348
Hancock Whitney Corp.	193,567	8,439,521
International Bancshares Corp.	92,851	4,818,038
National Bank Holdings Corp., Class A	251,968	8,526,597
Seacoast Banking Corp. of Florida	363,515	8,775,252
Synovus Financial Corp.	224,916	8,533,313
Capital markets 1.2%
Houlihan Lokey, Inc.	50,411	6,485,879
Consumer finance 1.8%
Bread Financial Holdings, Inc.	258,205	9,884,087
Financial services 1.0%
NMI Holdings, Inc., Class A (A)	187,615	5,643,459
Insurance 6.4%
Assured Guaranty, Ltd.	86,638	7,936,041
Kemper Corp.	149,877	8,592,448
ProAssurance Corp.	387,900	4,782,807
SiriusPoint, Ltd. (A)	525,525	6,448,192
White Mountains Insurance Group, Ltd.	3,933	6,943,476
Health care 3.8%		20,735,875
Health care equipment and supplies 3.8%
Haemonetics Corp. (A)	95,614	6,977,910
ICU Medical, Inc. (A)	53,973	5,895,471
Integra LifeSciences Holdings Corp. (A)	213,018	7,862,494
Industrials 17.0%		92,590,539
Building products 2.7%
American Woodmark Corp. (A)	90,508	9,072,522
Janus International Group, Inc. (A)	400,683	5,749,801
Commercial services and supplies 4.1%
ACCO Brands Corp.	992,680	5,539,154
Brady Corp., Class A	138,577	8,076,268
Vestis Corp.	460,369	8,636,522
Electrical equipment 1.0%
Thermon Group Holdings, Inc. (A)	194,675	5,312,681
Ground transportation 1.2%
Ryder System, Inc.	57,985	6,616,089
Machinery 1.8%
Luxfer Holdings PLC	228,469	2,266,412
The Middleby Corp. (A)	48,376	7,360,892
Professional services 4.7%
Huron Consulting Group, Inc. (A)	51,746	5,077,835
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	7

	Shares	Value
Industrials (continued)
Professional services (continued)
Maximus, Inc.	56,725	$4,745,614
Sterling Check Corp. (A)	573,155	8,981,339
WNS Holdings, Ltd., ADR (A)	121,390	7,004,203
Trading companies and distributors 1.5%
Air Lease Corp.	203,272	8,151,207
Information technology 8.8%		48,039,681
Electronic equipment, instruments and components 4.2%
Belden, Inc.	96,392	8,210,671
CTS Corp.	140,933	6,279,974
ePlus, Inc. (A)	99,337	8,184,375
IT services 1.2%
Perficient, Inc. (A)	103,004	6,681,869
Software 3.4%
ACI Worldwide, Inc. (A)	318,124	10,469,461
Progress Software Corp.	153,923	8,213,331
Materials 8.0%		43,795,883
Chemicals 6.2%
Axalta Coating Systems, Ltd. (A)	249,427	8,163,746
Element Solutions, Inc.	449,311	10,558,808
HB Fuller Company	87,683	6,973,429
Mativ Holdings, Inc.	464,842	8,074,306
Containers and packaging 1.8%
TriMas Corp.	426,621	10,025,594
Real estate 9.8%		53,693,261
Diversified REITs 0.8%
Alexander & Baldwin, Inc.	263,844	4,290,103
Hotel and resort REITs 1.5%
Pebblebrook Hotel Trust	535,423	8,481,100
Industrial REITs 0.7%
LXP Industrial Trust	449,140	3,889,552
Real estate management and development 1.3%
Colliers International Group, Inc.	60,266	7,004,717
Residential REITs 2.1%
Centerspace	97,330	5,410,575
Independence Realty Trust, Inc.	421,218	6,166,632
Retail REITs 2.1%
NETSTREIT Corp.	356,539	5,993,421
Phillips Edison & Company, Inc.	153,619	5,487,271
8	JOHN HANCOCK SMALL CAP VALUE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Real estate (continued)
Specialized REITs 1.3%
PotlatchDeltic Corp.	154,167	$6,969,890
Utilities 3.1%		16,710,980
Electric utilities 1.9%
PNM Resources, Inc.	115,770	4,226,763
Portland General Electric Company	154,786	6,217,754
Gas utilities 1.2%
ONE Gas, Inc.	105,142	6,266,463

	Par value^	Value
Short-term investments 2.4%		$13,300,000
(Cost $13,300,000)
Repurchase agreement 2.4%		13,300,000
Deutsche Bank Tri-Party Repurchase Agreement dated 2-29-24 at 5.300% to be repurchased at $13,301,958 on 3-1-24, collateralized by $13,733,400 U.S. Treasury Bills, 0.000% due 5-16-24 to 7-25-24 (valued at $13,566,050)	13,300,000	13,300,000

Total investments (Cost $456,673,496) 100.4%	$548,528,509
Other assets and liabilities, net (0.4%)	(2,150,885)
Total net assets 100.0%	$546,377,624

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
At 2-29-24, the aggregate cost of investments for federal income tax purposes was $466,762,884. Net unrealized appreciation aggregated to $81,765,625, of which $108,367,067 related to gross unrealized appreciation and $26,601,442 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	9

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-29-24 (unaudited)

Assets
Unaffiliated investments, at value (Cost $456,673,496)	$548,528,509
Cash	50,614
Dividends and interest receivable	543,055
Receivable for fund shares sold	191,008
Receivable for investments sold	1,611,816
Receivable from affiliates	2,354
Other assets	61,708
Total assets	550,989,064
Liabilities
Payable for investments purchased	4,377,889
Payable for fund shares repurchased	129,400
Payable to affiliates
Accounting and legal services fees	31,439
Transfer agent fees	9,482
Trustees’ fees	310
Other liabilities and accrued expenses	62,920
Total liabilities	4,611,440
Net assets	$546,377,624
Net assets consist of
Paid-in capital	$461,022,250
Total distributable earnings (loss)	85,355,374
Net assets	$546,377,624

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($44,109,301 ÷ 2,606,093 shares)[1]	$16.93
Class I ($57,391,529 ÷ 3,382,798 shares)	$16.97
Class R6 ($35,726,403 ÷ 2,105,434 shares)	$16.97
Class NAV ($409,150,391 ÷ 24,145,757 shares)	$16.95
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$17.82

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
10	JOHN HANCOCK Small Cap Value Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 2-29-24 (unaudited)

Investment income
Dividends	$4,516,323
Interest	203,508
Securities lending	5,862
Less foreign taxes withheld	(1,348)
Total investment income	4,724,345
Expenses
Investment management fees	2,475,613
Distribution and service fees	63,915
Accounting and legal services fees	63,592
Transfer agent fees	61,094
Trustees’ fees	7,167
Custodian fees	34,943
State registration fees	27,394
Printing and postage	12,445
Professional fees	37,696
Other	14,946
Total expenses	2,798,805
Less expense reductions	(120,178)
Net expenses	2,678,627
Net investment income	2,045,718
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	18,616,987
Affiliated investments	4,970
18,621,957
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	12,097,493
Affiliated investments	(2,141)
12,095,352
Net realized and unrealized gain	30,717,309
Increase in net assets from operations	$32,763,027
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Value Fund	11

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-29-24 (unaudited)	Year ended 8-31-23
Increase (decrease) in net assets
From operations
Net investment income	$2,045,718	$4,582,516
Net realized gain	18,621,957	42,348,916
Change in net unrealized appreciation (depreciation)	12,095,352	(16,014,286)
Increase in net assets resulting from operations	32,763,027	30,917,146
Distributions to shareholders
From earnings
Class A	(4,388,338)	(6,658,901)
Class I	(6,084,684)	(10,302,593)
Class R6	(3,692,474)	(4,927,510)
Class NAV	(42,502,004)	(67,800,259)
Total distributions	(56,667,500)	(89,689,263)
From fund share transactions	23,003,900	58,469,891
Total decrease	(900,573)	(302,226)
Net assets
Beginning of period	547,278,197	547,580,423
End of period	$546,377,624	$547,278,197
12	JOHN HANCOCK Small Cap Value Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$17.71	$20.26	$24.09	$16.01	$19.54	$23.06
Net investment income[2]	0.03	0.09	0.10	0.04	0.04	0.12
Net realized and unrealized gain (loss) on investments	1.05	0.69	(1.26)	8.05	(2.78)	(2.83)
Total from investment operations	1.08	0.78	(1.16)	8.09	(2.74)	(2.71)
Less distributions
From net investment income	(0.08)	(0.14)	(0.03)	(0.01)	(0.12)	(0.07)
From net realized gain	(1.78)	(3.19)	(2.64)	—	(0.67)	(0.74)
Total distributions	(1.86)	(3.33)	(2.67)	(0.01)	(0.79)	(0.81)
Net asset value, end of period	$16.93	$17.71	$20.26	$24.09	$16.01	$19.54
Total return (%)[3,4]	5.95[5]	5.04	(5.51)	50.56	(15.04)	(11.28)
Ratios and supplemental data
Net assets, end of period (in millions)	$44	$45	$39	$36	$22	$31
Ratios (as a percentage of average net assets):
Expenses before reductions	1.44[6]	1.43	1.41	1.41	1.47	1.46
Expenses including reductions	1.39[6]	1.39	1.39	1.39	1.46	1.46
Net investment income	0.40[6]	0.49	0.45	0.20	0.24	0.60
Portfolio turnover (%)	17	49	41	34	46	29

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Value Fund	13

CLASS I SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$17.77	$20.33	$24.17	$16.05	$19.58	$23.13
Net investment income[2]	0.06	0.14	0.16	0.11	0.09	0.18
Net realized and unrealized gain (loss) on investments	1.05	0.69	(1.26)	8.07	(2.77)	(2.86)
Total from investment operations	1.11	0.83	(1.10)	8.18	(2.68)	(2.68)
Less distributions
From net investment income	(0.13)	(0.20)	(0.10)	(0.06)	(0.18)	(0.13)
From net realized gain	(1.78)	(3.19)	(2.64)	—	(0.67)	(0.74)
Total distributions	(1.91)	(3.39)	(2.74)	(0.06)	(0.85)	(0.87)
Net asset value, end of period	$16.97	$17.77	$20.33	$24.17	$16.05	$19.58
Total return (%)[3]	6.11[4]	5.34	(5.24)	51.06	(14.77)	(11.08)
Ratios and supplemental data
Net assets, end of period (in millions)	$57	$58	$62	$61	$72	$93
Ratios (as a percentage of average net assets):
Expenses before reductions	1.14[5]	1.13	1.11	1.11	1.17	1.18
Expenses including reductions	1.09[5]	1.09	1.09	1.08	1.16	1.17
Net investment income	0.70[5]	0.78	0.75	0.53	0.53	0.91
Portfolio turnover (%)	17	49	41	34	46	29

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
14	JOHN HANCOCK Small Cap Value Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$17.78	$20.34	$24.19	$16.06	$19.59	$23.14
Net investment income[2]	0.07	0.16	0.19	0.13	0.11	0.20
Net realized and unrealized gain (loss) on investments	1.05	0.69	(1.27)	8.08	(2.77)	(2.85)
Total from investment operations	1.12	0.85	(1.08)	8.21	(2.66)	(2.65)
Less distributions
From net investment income	(0.15)	(0.22)	(0.13)	(0.08)	(0.20)	(0.16)
From net realized gain	(1.78)	(3.19)	(2.64)	—	(0.67)	(0.74)
Total distributions	(1.93)	(3.41)	(2.77)	(0.08)	(0.87)	(0.90)
Net asset value, end of period	$16.97	$17.78	$20.34	$24.19	$16.06	$19.59
Total return (%)[3]	6.10[4]	5.53	(5.16)	51.22	(14.69)	(10.95)
Ratios and supplemental data
Net assets, end of period (in millions)	$36	$33	$28	$25	$12	$10
Ratios (as a percentage of average net assets):
Expenses before reductions	1.02[5]	1.02	1.01	1.00	1.05	1.06
Expenses including reductions	0.98[5]	0.98	0.98	0.98	1.04	1.06
Net investment income	0.81[5]	0.89	0.85	0.60	0.63	1.00
Portfolio turnover (%)	17	49	41	34	46	29

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Value Fund	15

CLASS NAV SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$17.76	$20.32	$24.17	$16.05	$19.57	$23.12
Net investment income[2]	0.07	0.16	0.18	0.13	0.11	0.21
Net realized and unrealized gain (loss) on investments	1.05	0.69	(1.25)	8.07	(2.76)	(2.86)
Total from investment operations	1.12	0.85	(1.07)	8.20	(2.65)	(2.65)
Less distributions
From net investment income	(0.15)	(0.22)	(0.14)	(0.08)	(0.20)	(0.16)
From net realized gain	(1.78)	(3.19)	(2.64)	—	(0.67)	(0.74)
Total distributions	(1.93)	(3.41)	(2.78)	(0.08)	(0.87)	(0.90)
Net asset value, end of period	$16.95	$17.76	$20.32	$24.17	$16.05	$19.57
Total return (%)[3]	6.18[4]	5.49	(5.15)	51.20	(14.64)	(10.95)
Ratios and supplemental data
Net assets, end of period (in millions)	$409	$412	$419	$695	$510	$470
Ratios (as a percentage of average net assets):
Expenses before reductions	1.02[5]	1.01	1.00	0.99	1.04	1.05
Expenses including reductions	0.97[5]	0.97	0.97	0.97	1.03	1.04
Net investment income	0.83[5]	0.89	0.82	0.60	0.63	1.07
Portfolio turnover (%)	17	49	41	34	46	29

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
16	JOHN HANCOCK Small Cap Value Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Small Cap Value Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Value Fund	17

The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 29, 2024, by major security category or type:
	Total value at 2-29-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks	$535,228,509	$535,228,509	—	—
Short-term investments	13,300,000	—	$13,300,000	—
Total investments in securities	$548,528,509	$535,228,509	$13,300,000	—
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the
18	JOHN HANCOCK Small Cap Value Fund | SEMIANNUAL REPORT

ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in John Hancock Collateral Trust (JHCT), an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of February 29, 2024, there were no securities on loan.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 29, 2024, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 29, 2024 were $2,610.
SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Value Fund	19

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.95% of the first $250 million of the fund’s aggregate daily net assets; (b) 0.94% of the next $500 million of the fund’s aggregate daily net assets; (c) 0.93% of the next $500 million of the fund’s aggregate daily net assets; and (d) 0.92% of the
20	JOHN HANCOCK Small Cap Value Fund | SEMIANNUAL REPORT

fund’s aggregate daily net assets in excess over $1.25 billion. Aggregate net assets include the net assets of the fund and Small Cap Value Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 29, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.97% of the average daily net assets of the fund. For purposes of this agreement, "expenses of the fund" means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on December 31, 2024, unless renewed by mutual agreement of the advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 29, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$9,727
Class I	12,758
Class R6	7,553
Class	Expense reduction
Class NAV	$90,140
Total	$120,178

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 29, 2024, were equivalent to a net annual effective rate of 0.89% of the fund’s average daily  net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 29, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Value Fund	21

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $19,236 for the six months ended February 29, 2024. Of this amount, $3,366 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $15,870 was paid as sales commissions to broker-dealers.
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 29, 2024, CDSCs received by the Distributor amounted to $20,002 for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 29, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$63,915	$26,050
Class I	—	34,178
Class R6	—	866
Total	$63,915	$61,094
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$3,000,000	3	5.805%	$1,451
22	JOHN HANCOCK Small Cap Value Fund | SEMIANNUAL REPORT

Note 5—Fund share transactions
Transactions in fund shares for the six months ended February 29, 2024 and for the year ended August 31, 2023 were as follows:
	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	240,518	$4,073,781	647,495	$11,606,917
Distributions reinvested	254,911	4,371,715	401,643	6,627,112
Repurchased	(410,359)	(6,972,329)	(468,050)	(8,326,012)
Net increase	85,070	$1,473,167	581,088	$9,908,017
Class I shares
Sold	150,894	$2,586,028	618,811	$11,528,962
Distributions reinvested	353,993	6,081,601	623,061	10,292,973
Repurchased	(382,612)	(6,503,626)	(1,014,510)	(18,588,719)
Net increase	122,275	$2,164,003	227,362	$3,233,216
Class R6 shares
Sold	308,359	$5,361,051	595,640	$10,896,379
Distributions reinvested	214,815	3,690,523	298,166	4,925,709
Repurchased	(250,947)	(4,257,867)	(438,290)	(8,029,266)
Net increase	272,227	$4,793,707	455,516	$7,792,822
Class NAV shares
Sold	497,558	$8,297,985	1,492,168	$25,552,820
Distributions reinvested	2,478,251	42,502,004	4,109,107	67,800,259
Repurchased	(2,026,387)	(36,226,966)	(3,001,956)	(55,817,243)
Net increase	949,422	$14,573,023	2,599,319	$37,535,836
Total net increase	1,428,994	$23,003,900	3,863,285	$58,469,891
Affiliates of the fund owned 100% of shares of Class NAV on February 29, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $88,769,803 and $121,123,316, respectively, for the six months ended February 29, 2024.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Value Fund	23

Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At February 29, 2024, funds within the John Hancock group of funds complex held 74.9% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	26.4%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	19.1%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	13.2%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	—	$10,675,209	$28,532,567	$(39,210,605)	$4,970	$(2,141)	$5,862	—	—

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
24	JOHN HANCOCK Small Cap Value Fund | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Noni L. Ellison
Grace K. Fey
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Wellington Management Company LLP
Portfolio Managers
Edmond C. Griffin, CFA
Shaun F. Pedersen
Danielle S. Williams, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	25

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Dynamic Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

Corporate Bond ETF
Disciplined Value International Select ETF
Dynamic Municipal Bond ETF
Fundamental All Cap Core ETF
International High Dividend ETF
Mortgage-Backed Securities ETF
Multifactor Developed International ETF
Multifactor Emerging Markets ETF
Multifactor Large Cap ETF
Multifactor Mid Cap ETF
Multifactor Small Cap ETF
Preferred Income ETF
U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Small Cap Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3446734	439SA 2/24
4/24

Semiannual report
John Hancock
Strategic Income
Opportunities Fund
Fixed income
February 29, 2024
Beginning on July 24, 2024, as required by regulations adopted by the U.S. Securities and Exchange Commission, open-end mutual funds and ETFs will transmit tailored annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in shareholder reports transmitted to shareholders, but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

A message to shareholders
Dear shareholder,
Bonds posted largely positive returns for the six months ended February 29, 2024. During the first two months of the period, bond yields rose, putting downward pressure on bond prices, as stronger-than-expected economic and inflation data led to expectations that the U.S. Federal Reserve and other central banks wouldn’t be lowering short-term interest rates anytime soon. However, that view changed in the latter half of the period as declining inflation and softer economic date boosted investor expectations that rate cuts were possible for 2024.
In the U.S., short- and intermediate bond yields fell, while longer-term bond yields were flat to slightly higher. Sovereign government bonds declined, but investment-grade corporates posted gains.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Strategic Income Opportunities Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
30	Financial statements
34	Financial highlights
40	Notes to financial statements
53	More information
SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to maximize total return consisting of current income and capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 2/29/2024 (%)

The Bloomberg U.S. Aggregate Bond Index tracks the performance of U.S. investment-grade bonds in government, asset-backed, and corporate debt markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 2/29/2024 (% of net assets)

QUALITY COMPOSITION AS OF 2/29/2024 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-29-24 and do not reflect subsequent downgrades or upgrades, if any.
SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	3

COUNTRY COMPOSITION AS OF 2/29/2024 (% of net assets)
United States	60.0
Canada	7.3
Indonesia	4.3
Supranational	3.3
Mexico	2.4
New Zealand	2.0
United Kingdom	2.0
South Korea	1.8
Australia	1.7
Philippines	1.7
Other countries	13.5
TOTAL	100.0

NET CURRENCY EXPOSURE AS OF 2/29/2024 (% of net assets)
United States Dollar	86.2
Other Currencies	4.5
Japanese Yen	2.9
Indonesian Rupiah	2.6
Norwegian Krone	2.4
New Zealand Dollar	2.3
Canadian Dollar	2.0
Korean Won	1.8
Australian Dollar	1.6
Pound Sterling	(2.2)
Singapore Dollar	(4.1)
TOTAL	100.0
Net currency exposure, after taking into account the effects of forward foreign currency exchange contracts.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectuses. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectuses.
4	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2023, with the same investment held until February 29, 2024.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2024, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2023, with the same investment held until February 29, 2024. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2023	Ending value on 2-29-2024	Expenses paid during period ended 2-29-2024[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,033.40	$5.56	1.10%
	Hypothetical example	1,000.00	1,019.40	5.52	1.10%
Class C	Actual expenses/actual returns	1,000.00	1,030.80	9.09	1.80%
	Hypothetical example	1,000.00	1,015.90	9.02	1.80%
Class I	Actual expenses/actual returns	1,000.00	1,034.90	4.05	0.80%
	Hypothetical example	1,000.00	1,020.90	4.02	0.80%
Class R2	Actual expenses/actual returns	1,000.00	1,034.10	5.87	1.16%
	Hypothetical example	1,000.00	1,019.10	5.82	1.16%
Class R6	Actual expenses/actual returns	1,000.00	1,036.50	3.44	0.68%
	Hypothetical example	1,000.00	1,021.50	3.42	0.68%
Class NAV	Actual expenses/actual returns	1,000.00	1,036.60	3.44	0.68%
	Hypothetical example	1,000.00	1,021.50	3.42	0.68%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
6	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 2-29-24 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 14.3%					$438,288,675
(Cost $477,765,683)
U.S. Government 10.5%					320,428,303
U.S. Treasury
Bond	2.000	02-15-50		34,740,000	21,629,721
Bond	2.375	02-15-42		17,980,000	13,212,491
Bond	2.750	11-15-42		10,200,000	7,903,805
Bond	3.000	02-15-49		49,575,000	38,412,879
Bond	3.000	08-15-52		11,120,000	8,596,716
Bond	3.625	02-15-53		26,720,000	23,361,213
Note	0.500	02-28-26		2,050,000	1,890,004
Note	1.500	01-31-27		28,075,000	25,844,354
Note	1.875	02-15-32		19,488,000	16,364,591
Note	2.625	05-31-27		7,675,000	7,264,867
Note	2.750	08-15-32		39,510,000	35,273,479
Note	2.875	05-15-32		71,305,000	64,447,448
Note	3.500	02-15-33		50,805,000	47,925,388
Note	5.000	08-31-25		8,280,000	8,301,347
U.S. Government Agency 3.8%					117,860,372
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	4.500	08-01-52		6,574,063	6,234,182
30 Yr Pass Thru	5.000	08-01-52		7,577,941	7,443,217
30 Yr Pass Thru	5.000	10-01-52		7,388,707	7,243,493
30 Yr Pass Thru	5.000	11-01-52		4,119,539	4,028,534
30 Yr Pass Thru	5.000	11-01-52		9,229,571	9,065,483
30 Yr Pass Thru	5.500	11-01-52		6,571,406	6,564,298
30 Yr Pass Thru	5.500	08-01-53		7,964,774	7,948,692
30 Yr Pass Thru	5.500	09-01-53		26,724,726	26,762,632
Federal National Mortgage Association
30 Yr Pass Thru	4.500	09-01-52		10,732,937	10,255,184
30 Yr Pass Thru	5.000	11-01-52		5,576,861	5,467,256
30 Yr Pass Thru	5.500	10-01-52		5,397,995	5,393,843
30 Yr Pass Thru	5.500	11-01-52		9,443,044	9,376,762
30 Yr Pass Thru	5.500	12-01-52		10,446,604	10,435,305

30 Yr Pass Thru (A)	5.500	05-01-53		1,644,812	1,641,491
Foreign government obligations 23.8%					$730,719,739
(Cost $778,090,665)
Australia 1.7%					52,753,263
Commonwealth of Australia	1.000	12-21-30	AUD	7,140,000	3,832,180
New South Wales Treasury Corp.	1.250	03-20-25	AUD	8,185,000	5,162,294
New South Wales Treasury Corp.	1.500	02-20-32	AUD	19,400,000	10,048,589
New South Wales Treasury Corp.	2.000	03-08-33	AUD	8,030,000	4,190,619
Queensland Treasury Corp. (B)	2.750	08-20-27	AUD	7,840,000	4,888,341
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	7

	Rate (%)	Maturity date		Par value^	Value
Australia (continued)
Queensland Treasury Corp. (B)	5.250	07-21-36	AUD	7,980,000	$5,334,052
South Australian Government Financing Authority	4.750	05-24-38	AUD	7,480,000	4,657,187
Treasury Corp. of Victoria	2.250	11-20-34	AUD	7,320,000	3,688,550
Treasury Corp. of Victoria	4.750	09-15-36	AUD	6,880,000	4,326,987
Western Australian Treasury Corp.	1.500	10-22-30	AUD	12,135,000	6,624,464
Austria 0.3%					10,575,677
Republic of Austria (B)	2.900	02-20-33	EUR	9,760,000	10,575,677
Brazil 0.9%					27,763,293
Federative Republic of Brazil	10.000	01-01-25	BRL	120,825,000	24,644,158
Federative Republic of Brazil	10.000	01-01-27	BRL	15,285,000	3,119,135
Canada 2.4%					72,883,101
CDP Financial, Inc.	4.200	12-02-30	CAD	6,930,000	5,131,310
CPPIB Capital, Inc. (B)	2.250	12-01-31	CAD	6,685,000	4,329,549
Government of Canada	1.250	03-01-25	CAD	20,315,000	14,491,062
Government of Canada	1.500	09-01-24	CAD	2,863,000	2,075,751
Ontario Teachers’ Finance Trust (B)	2.000	04-16-31		10,680,000	8,922,933
Province of Alberta	0.625	04-18-25	EUR	3,045,000	3,185,040
Province of British Columbia	4.200	07-06-33		6,870,000	6,625,901
Province of Ontario	1.350	12-02-30	CAD	18,920,000	11,768,556
Province of Ontario	3.450	06-02-45	CAD	8,990,000	5,788,536
Province of Quebec	0.200	04-07-25	EUR	3,150,000	3,280,582
Province of Quebec	4.500	09-08-33		7,382,000	7,283,881
China 0.2%					5,006,425
People’s Republic of China	2.690	08-12-26	CNY	35,520,000	5,006,425
Colombia 0.3%					7,727,156
Republic of Colombia	3.250	04-22-32		4,655,000	3,582,300
Republic of Colombia	4.500	03-15-29		2,450,000	2,230,977
Republic of Colombia	5.625	02-26-44		2,450,000	1,913,879
Finland 0.5%					14,345,806
Kuntarahoitus OYJ (3 month NIBOR + 1.250%) (C)	5.960	01-10-25	NOK	42,000,000	3,993,347
Republic of Finland (B)	3.000	09-15-33	EUR	9,485,000	10,352,459
Germany 0.4%					12,444,836
Federal Republic of Germany	3.250	07-04-42	EUR	3,805,000	4,501,195
Federal Republic of Germany, Zero Coupon	0.000	02-15-31	EUR	5,020,000	4,620,138
Federal Republic of Germany, Zero Coupon	0.000	05-15-35	EUR	4,035,000	3,323,503
8	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
India 1.4%					$42,336,909
Export-Import Bank of India (B)	3.875	02-01-28		6,380,000	6,056,713
Republic of India	5.220	06-15-25	INR	490,370,000	5,783,795
Republic of India	6.100	07-12-31	INR	358,560,000	4,075,108
Republic of India	6.450	10-07-29	INR	373,000,000	4,361,992
Republic of India	7.060	04-10-28	INR	421,080,000	5,075,129
Republic of India	7.100	04-18-29	INR	376,290,000	4,533,575
Republic of India	7.260	02-06-33	INR	518,090,000	6,308,806
Republic of India	7.270	04-08-26	INR	156,200,000	1,891,665
Republic of India	7.380	06-20-27	INR	350,120,000	4,250,126
Indonesia 3.4%					104,740,089
Perusahaan Penerbit SBSN Indonesia III (B)	4.150	03-29-27		8,310,000	8,101,560
Republic of Indonesia	1.100	03-12-33	EUR	2,709,000	2,305,710
Republic of Indonesia (B)	2.150	07-18-24	EUR	6,000,000	6,423,191
Republic of Indonesia (D)	3.050	03-12-51		5,655,000	3,907,212
Republic of Indonesia	3.850	10-15-30		4,480,000	4,157,930
Republic of Indonesia	5.125	04-15-27	IDR	61,400,000,000	3,775,263
Republic of Indonesia	6.375	08-15-28	IDR	234,762,000,000	14,910,623
Republic of Indonesia	6.375	04-15-32	IDR	160,448,000,000	10,093,454
Republic of Indonesia	6.500	06-15-25	IDR	70,338,000,000	4,479,912
Republic of Indonesia	6.500	02-15-31	IDR	239,730,000,000	15,150,072
Republic of Indonesia	6.625	05-15-33	IDR	84,156,000,000	5,361,139
Republic of Indonesia	7.500	06-15-35	IDR	61,272,000,000	4,147,898
Republic of Indonesia	7.500	05-15-38	IDR	49,515,000,000	3,348,335
Republic of Indonesia	8.125	05-15-24	IDR	30,464,000,000	1,943,086
Republic of Indonesia	8.375	09-15-26	IDR	81,815,000,000	5,446,333
Republic of Indonesia	8.750	05-15-31	IDR	111,458,000,000	7,977,371
Republic of Indonesia	9.000	03-15-29	IDR	45,615,000,000	3,211,000
Ireland 0.1%					2,760,409
Republic of Ireland	1.100	05-15-29	EUR	2,760,000	2,760,409
Italy 0.2%					7,011,218
Republic of Italy	1.250	02-17-26		7,595,000	7,011,218
Japan 0.7%					21,254,576
Government of Japan	0.005	03-20-27	JPY	742,050,000	4,920,077
Government of Japan	0.400	09-20-25	JPY	2,438,650,000	16,334,499
Malaysia 1.4%					43,952,215
Government of Malaysia	3.733	06-15-28	MYR	24,975,000	5,281,938
Government of Malaysia	3.828	07-05-34	MYR	19,155,000	4,015,538
Government of Malaysia	3.844	04-15-33	MYR	39,651,000	8,328,345
Government of Malaysia	3.882	03-14-25	MYR	25,640,000	5,431,749
Government of Malaysia	3.899	11-16-27	MYR	28,427,000	6,058,499
Government of Malaysia	3.900	11-30-26	MYR	18,960,000	4,036,455
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	9

	Rate (%)	Maturity date		Par value^	Value
Malaysia (continued)
Government of Malaysia	3.906	07-15-26	MYR	20,310,000	$4,318,927
Government of Malaysia	4.498	04-15-30	MYR	29,585,000	6,480,764
Mexico 1.8%					55,709,081
Government of Mexico	5.000	03-06-25	MXN	304,967,000	17,010,732
Government of Mexico	7.500	05-26-33	MXN	380,870,000	20,067,559
Government of Mexico	7.750	05-29-31	MXN	342,680,000	18,630,790
Netherlands 0.3%					8,648,985
BNG Bank NV	3.300	07-17-28	AUD	13,955,000	8,648,985
New Zealand 2.0%					62,378,434
Government of New Zealand	0.500	05-15-24	NZD	18,655,000	11,246,803
Government of New Zealand	0.500	05-15-26	NZD	15,625,000	8,674,743
Government of New Zealand	2.750	04-15-25	NZD	7,320,000	4,335,272
Government of New Zealand	3.500	04-14-33	NZD	26,750,000	14,853,684
Government of New Zealand	4.250	05-15-34	NZD	12,370,000	7,233,691
New Zealand Local Government Funding Agency	2.250	05-15-31	NZD	1,880,000	941,679
New Zealand Local Government Funding Agency	3.000	05-15-35	NZD	10,470,000	5,057,993
New Zealand Local Government Funding Agency	3.500	04-14-33	NZD	10,051,000	5,312,261
New Zealand Local Government Funding Agency	4.700	08-01-28	AUD	7,215,000	4,722,308
Norway 1.2%					36,856,123
Kingdom of Norway (B)	1.250	09-17-31	NOK	97,985,000	7,691,527
Kingdom of Norway (B)	1.750	03-13-25	NOK	117,690,000	10,789,227
Kingdom of Norway (B)	1.750	02-17-27	NOK	12,930,000	1,144,126
Kingdom of Norway (B)	2.125	05-18-32	NOK	99,810,000	8,271,000
Kommunalbanken AS	4.250	07-16-25	AUD	9,394,000	6,087,158
Kommunalbanken AS	5.250	07-15-24	AUD	4,410,000	2,873,085
Philippines 1.7%					52,562,037
Republic of the Philippines	0.875	05-17-27	EUR	13,490,000	13,294,759
Republic of the Philippines	2.625	08-12-25	PHP	684,320,000	11,579,250
Republic of the Philippines	3.625	09-09-25	PHP	302,480,000	5,179,071
Republic of the Philippines	6.125	08-22-28	PHP	403,305,000	7,143,392
Republic of the Philippines	6.250	01-14-36	PHP	235,000,000	3,916,029
Republic of the Philippines	6.750	09-15-32	PHP	445,280,000	8,176,432
Republic of the Philippines	8.000	09-30-35	PHP	160,300,000	3,273,104
Qatar 0.2%					5,683,832
State of Qatar (B)	4.817	03-14-49		6,160,000	5,683,832
Singapore 0.3%					9,171,962
Republic of Singapore	3.375	09-01-33	SGD	12,070,000	9,171,962
10	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
South Korea 1.8%					$54,371,655
Republic of Korea	1.375	12-10-29	KRW	5,133,700,000	3,442,676
Republic of Korea	2.125	06-10-27	KRW	10,766,800,000	7,779,038
Republic of Korea	2.375	03-10-27	KRW	34,952,340,000	25,500,994
Republic of Korea	3.125	09-10-27	KRW	6,167,200,000	4,596,139
Republic of Korea	3.250	06-10-33	KRW	9,636,000,000	7,135,417
Republic of Korea	4.250	12-10-32	KRW	7,413,230,000	5,917,391
United Arab Emirates 0.1%					3,411,871
Government of Abu Dhabi (B)	3.875	04-16-50		4,315,000	3,411,871
United Kingdom 0.5%					16,370,786
Government of United Kingdom	0.250	01-31-25	GBP	7,350,000	8,906,800

Government of United Kingdom	4.250	12-07-27	GBP	5,890,000	7,463,986
Corporate bonds 45.2%					$1,386,802,351
(Cost $1,511,831,595)
Communication services 3.9%					120,516,685
Diversified telecommunication services 0.2%
Cellnex Telecom SA	1.875	06-26-29	EUR	5,400,000	5,265,895
Entertainment 0.4%
WMG Acquisition Corp. (B)	3.000	02-15-31		14,835,000	12,390,435
Interactive media and services 0.1%
Match Group Holdings II LLC (B)	4.125	08-01-30		3,640,000	3,215,685
Media 2.1%
Charter Communications Operating LLC	2.800	04-01-31		2,350,000	1,899,082
Charter Communications Operating LLC	5.125	07-01-49		12,500,000	9,494,272
Charter Communications Operating LLC	5.750	04-01-48		5,420,000	4,511,983
LCPR Senior Secured Financing DAC (B)	5.125	07-15-29		8,000,000	6,722,560
News Corp. (B)	3.875	05-15-29		14,435,000	13,046,550
Sirius XM Radio, Inc. (B)	4.125	07-01-30		12,225,000	10,517,874
Virgin Media Finance PLC (B)	5.000	07-15-30		5,775,000	4,985,648
Virgin Media Secured Finance PLC (B)	4.500	08-15-30		5,145,000	4,496,781
Virgin Media Secured Finance PLC (B)	5.500	05-15-29		9,685,000	9,075,515
Wireless telecommunication services 1.1%
T-Mobile USA, Inc.	2.625	02-15-29		4,405,000	3,905,822
T-Mobile USA, Inc.	2.875	02-15-31		4,070,000	3,500,553
T-Mobile USA, Inc.	3.375	04-15-29		3,800,000	3,483,925
T-Mobile USA, Inc.	3.500	04-15-31		7,575,000	6,759,126
Vmed O2 UK Financing I PLC (B)	3.250	01-31-31	EUR	7,080,000	6,780,001
Vmed O2 UK Financing I PLC (B)	4.250	01-31-31		12,340,000	10,464,978
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	11

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary 5.7%					$173,758,347
Automobiles 1.1%
Ford Motor Company	3.250	02-12-32		6,715,000	5,506,682
Ford Motor Credit Company LLC	2.748	06-14-24	GBP	2,624,000	3,283,318
Ford Motor Credit Company LLC	2.900	02-16-28		2,895,000	2,593,901
Ford Motor Credit Company LLC	3.625	06-17-31		8,133,000	6,933,312
Ford Motor Credit Company LLC	4.000	11-13-30		2,575,000	2,276,693
Ford Motor Credit Company LLC	4.125	08-17-27		1,665,000	1,575,795
Ford Motor Credit Company LLC	4.950	05-28-27		11,500,000	11,180,467
Diversified consumer services 0.4%
Duke University	3.299	10-01-46		7,549,000	5,736,420
Massachusetts Institute of Technology	2.989	07-01-50		4,505,000	3,251,744
President and Fellows of Harvard College (D)	2.517	10-15-50		6,515,000	4,250,796
Hotels, restaurants and leisure 4.2%
Carnival Corp. (B)	5.750	03-01-27		9,080,000	8,966,265
Hilton Domestic Operating Company, Inc. (B)	3.625	02-15-32		4,920,000	4,202,960
Hilton Domestic Operating Company, Inc.	4.875	01-15-30		7,450,000	7,083,389
Hyatt Hotels Corp.	5.750	04-23-30		9,696,000	9,880,562
MGM Resorts International	4.750	10-15-28		1,060,000	994,954
New Red Finance, Inc. (B)	3.500	02-15-29		14,687,000	13,241,854
New Red Finance, Inc. (B)	3.875	01-15-28		8,103,000	7,558,314
New Red Finance, Inc. (B)	4.000	10-15-30		18,225,000	16,008,912
Premier Entertainment Sub LLC (B)(D)	5.625	09-01-29		2,115,000	1,523,096
Premier Entertainment Sub LLC (B)(D)	5.875	09-01-31		4,430,000	3,138,035
Royal Caribbean Cruises, Ltd. (B)	5.500	04-01-28		10,110,000	9,948,948
Royal Caribbean Cruises, Ltd. (B)	11.625	08-15-27		1,431,000	1,547,839
Travel + Leisure Company (B)	4.500	12-01-29		7,482,000	6,852,165
Travel + Leisure Company (B)	6.625	07-31-26		2,336,000	2,360,762
Yum! Brands, Inc.	3.625	03-15-31		16,670,000	14,659,665
Yum! Brands, Inc.	4.625	01-31-32		6,170,000	5,664,121
Yum! Brands, Inc. (B)	4.750	01-15-30		14,270,000	13,537,378
Consumer staples 2.7%					83,713,057
Beverages 0.2%
Becle SAB de CV (B)	2.500	10-14-31		8,250,000	6,457,523
Food products 2.4%
Bimbo Bakeries USA, Inc. (B)	5.375	01-09-36		5,680,000	5,638,706
Darling Ingredients, Inc. (B)	6.000	06-15-30		11,820,000	11,647,945
JBS USA LUX SA	3.625	01-15-32		9,845,000	8,278,023
JBS USA LUX SA	5.750	04-01-33		3,590,000	3,481,647
12	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer staples (continued)
Food products (continued)
Kraft Heinz Foods Company	4.375	06-01-46		12,270,000	$10,165,449
Kraft Heinz Foods Company	6.875	01-26-39		3,945,000	4,437,919
Kraft Heinz Foods Company (B)	7.125	08-01-39		4,290,000	4,882,846
MARB BondCo PLC (B)	3.950	01-29-31		9,526,000	7,726,987
NBM US Holdings, Inc. (B)(D)	7.000	05-14-26		2,229,000	2,224,988
Post Holdings, Inc. (B)	4.500	09-15-31		3,240,000	2,884,574
Post Holdings, Inc. (B)	5.500	12-15-29		3,230,000	3,090,526
Post Holdings, Inc. (B)	5.625	01-15-28		10,290,000	10,101,190
Personal care products 0.1%
Natura & Company Luxembourg Holdings Sarl (B)	6.000	04-19-29		996,000	971,824
Natura Cosmeticos SA (B)(D)	4.125	05-03-28		1,894,000	1,722,910
Energy 8.1%					249,007,638
Oil, gas and consumable fuels 8.1%
Aker BP ASA (B)	3.750	01-15-30		7,365,000	6,674,711
Cenovus Energy, Inc.	3.500	02-07-28	CAD	5,175,000	3,648,410
Cenovus Energy, Inc.	5.250	06-15-37		779,000	722,698
Cenovus Energy, Inc.	5.400	06-15-47		4,878,000	4,468,813
Cenovus Energy, Inc.	6.750	11-15-39		18,593,000	20,150,309
Cheniere Energy Partners LP	4.000	03-01-31		17,070,000	15,223,934
Civitas Resources, Inc. (B)	8.750	07-01-31		8,305,000	8,832,127
Columbia Pipelines Operating Company LLC (B)	6.036	11-15-33		2,170,000	2,228,160
Continental Resources, Inc. (B)	2.875	04-01-32		16,454,000	13,211,090
Continental Resources, Inc. (B)	5.750	01-15-31		11,516,000	11,288,963
Ecopetrol SA	4.625	11-02-31		4,570,000	3,781,958
Ecopetrol SA	5.375	06-26-26		2,445,000	2,406,076
Ecopetrol SA	5.875	05-28-45		2,485,000	1,840,667
Ecopetrol SA	6.875	04-29-30		4,970,000	4,835,319
Ecopetrol SA	8.375	01-19-36		2,140,000	2,148,560
Enbridge, Inc.	3.125	11-15-29		10,080,000	9,097,832
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84		7,595,000	8,098,693
Energy Transfer LP (8.000% to 5-15-29, then 5 Year CMT + 4.020%)	8.000	05-15-54		8,105,000	8,421,095
EQT Corp. (B)(D)	3.625	05-15-31		15,945,000	13,937,555
EQT Corp.	5.750	02-01-34		3,545,000	3,486,901
Kinder Morgan, Inc.	5.300	12-01-34		2,405,000	2,344,305
MC Brazil Downstream Trading SARL (B)	7.250	06-30-31		7,314,144	6,626,627
Medco Oak Tree Pte, Ltd. (B)	7.375	05-14-26		9,635,000	9,622,725
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	13

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Occidental Petroleum Corp.	3.200	08-15-26		1,560,000	$1,464,450
Occidental Petroleum Corp.	6.125	01-01-31		7,895,000	8,098,217
Occidental Petroleum Corp.	6.625	09-01-30		9,755,000	10,266,162
Occidental Petroleum Corp.	7.500	05-01-31		3,470,000	3,832,070
Ovintiv, Inc.	6.500	08-15-34		8,760,000	9,180,877
Ovintiv, Inc.	6.500	02-01-38		5,700,000	5,823,341
Pertamina Persero PT (B)	3.100	01-21-30		2,700,000	2,392,605
Pertamina Persero PT (B)	3.650	07-30-29		3,440,000	3,180,224
Petrorio Luxembourg Trading Sarl (B)	6.125	06-09-26		5,350,000	5,269,811
QatarEnergy (B)	2.250	07-12-31		7,975,000	6,622,089
QatarEnergy (B)	3.300	07-12-51		3,105,000	2,145,866
Southwestern Energy Company	5.700	01-23-25		166,000	165,101
The Williams Companies, Inc.	3.500	11-15-30		865,000	780,615
TransCanada PipeLines, Ltd.	4.100	04-15-30		12,590,000	11,782,057
Transcontinental Gas Pipe Line Company LLC	3.250	05-15-30		875,000	787,059
Var Energi ASA (B)	7.500	01-15-28		5,380,000	5,665,337
Western Midstream Operating LP	4.050	02-01-30		9,145,000	8,454,229
Financials 7.1%					216,556,652
Banks 5.2%
Asian Development Bank	3.000	10-14-26	AUD	5,880,000	3,707,041
Bank of Montreal (7.325% to 11-26-27, then 5 Year Canada Government Bond Yield + 4.098%)	7.325	11-26-82	CAD	11,950,000	8,838,501
European Investment Bank	0.250	01-20-32	EUR	10,275,000	9,102,816
Inter-American Development Bank	2.700	01-29-26	AUD	5,932,000	3,744,727
Inter-American Development Bank	2.750	10-30-25	AUD	5,140,000	3,259,127
Inter-American Development Bank	4.600	03-01-29	CAD	5,725,000	4,345,288
Inter-American Development Bank	4.700	10-03-30	AUD	8,465,000	5,521,585
International Bank for Reconstruction & Development	1.200	08-08-34	EUR	16,895,000	15,404,582
International Bank for Reconstruction & Development	1.250	03-16-26	NOK	35,210,000	3,147,959
International Bank for Reconstruction & Development	1.800	01-19-27	CAD	4,345,000	2,998,487
14	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
International Bank for Reconstruction & Development	1.900	01-16-25	CAD	6,785,000	$4,876,011
International Bank for Reconstruction & Development	4.250	09-18-30	CAD	4,540,000	3,401,814
International Bank for Reconstruction & Development	5.000	06-22-26	NZD	14,965,000	9,109,056
International Development Association	1.750	02-17-27	NOK	27,410,000	2,399,075
International Finance Corp.	0.375	09-10-25	NZD	12,980,000	7,340,980
International Finance Corp.	4.600	10-19-28	AUD	7,625,000	4,995,813
KfW	2.875	02-17-27	NOK	20,980,000	1,898,334
Nordea Eiendomskreditt AS (3 month NIBOR + 0.340%) (C)	5.120	06-19-24	NOK	33,000,000	3,109,792
Nordic Investment Bank	1.875	04-10-24	NOK	39,490,000	3,707,047
Nordic Investment Bank	3.000	08-23-27	NOK	48,680,000	4,414,421
Nordic Investment Bank	4.000	11-04-26	NOK	25,000,000	2,331,362
Popular, Inc.	7.250	03-13-28		7,230,000	7,330,725
Royal Bank of Canada (4.200% to 2-24-27, then 5 Year Canada Government Bond Yield + 2.710%) (E)	4.200	02-24-27	CAD	6,420,000	3,801,857
The Asian Infrastructure Investment Bank	0.200	12-15-25	GBP	6,140,000	7,143,758
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%)	8.625	10-27-82		8,635,000	8,883,800
The Toronto-Dominion Bank	2.667	09-09-25	CAD	10,534,000	7,497,330
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%)	8.125	10-31-82		9,915,000	10,319,125
U.S. Bancorp (3.700% to 1-15-27, then 5 Year CMT + 2.541%) (E)	3.700	01-15-27		6,821,000	5,819,917
Capital markets 1.0%
MSCI, Inc. (B)	3.250	08-15-33		2,070,000	1,697,508
MSCI, Inc. (B)	3.625	09-01-30		13,300,000	11,731,030
MSCI, Inc. (B)	3.625	11-01-31		8,035,000	6,958,145
MSCI, Inc. (B)	3.875	02-15-31		6,045,000	5,377,319
The Goldman Sachs Group, Inc.	0.250	01-26-28	EUR	845,000	804,033
The Goldman Sachs Group, Inc.	2.000	11-01-28	EUR	3,788,000	3,808,302
Financial services 0.4%
Berkshire Hathaway Finance Corp.	2.375	06-19-39	GBP	7,150,000	6,400,104
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	15

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Financial services (continued)
Fidelity National Information Services, Inc.	1.000	12-03-28	EUR	4,800,000	$4,603,742
Insurance 0.5%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-68		15,170,000	16,726,139
Health care 3.0%					92,194,765
Health care providers and services 2.7%
Centene Corp.	2.500	03-01-31		8,520,000	6,980,653
Centene Corp.	3.000	10-15-30		12,535,000	10,709,528
Centene Corp.	3.375	02-15-30		13,280,000	11,714,918
Centene Corp.	4.625	12-15-29		2,625,000	2,484,694
HCA, Inc.	3.500	09-01-30		33,286,000	29,740,856
HCA, Inc.	5.600	04-01-34		12,590,000	12,534,642
Rede D’or Finance Sarl (B)(D)	4.500	01-22-30		4,134,000	3,703,321
Rede D’or Finance Sarl (B)	4.950	01-17-28		4,356,000	4,127,265
Life sciences tools and services 0.2%
Thermo Fisher Scientific, Inc.	0.500	03-01-28	EUR	6,585,000	6,359,906
Pharmaceuticals 0.1%
Allergan Funding SCS	2.625	11-15-28	EUR	3,795,000	3,838,982
Industrials 4.8%					148,472,783
Aerospace and defense 1.6%
Airbus SE	1.625	06-09-30	EUR	2,740,000	2,681,494
DAE Funding LLC (B)	3.375	03-20-28		6,635,000	6,077,992
The Boeing Company	5.150	05-01-30		19,665,000	19,335,924
The Boeing Company	5.805	05-01-50		5,860,000	5,648,338
TransDigm, Inc. (B)	7.125	12-01-31		15,135,000	15,525,786
Building products 0.1%
Johnson Controls International PLC	0.375	09-15-27	EUR	2,590,000	2,510,818
Construction and engineering 0.3%
AECOM	5.125	03-15-27		11,427,000	11,193,390
Ground transportation 0.4%
Indian Railway Finance Corp., Ltd. (B)	3.249	02-13-30		7,580,000	6,704,358
Uber Technologies, Inc. (B)	8.000	11-01-26		4,715,000	4,797,965
Passenger airlines 1.6%
American Airlines, Inc. (B)	5.500	04-20-26		5,002,500	4,956,644
American Airlines, Inc. (B)	5.750	04-20-29		6,740,000	6,591,376
Delta Air Lines 2020-1 Class A Pass Through Trust	2.500	12-10-29		4,129,813	3,683,156
16	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines (continued)
Delta Air Lines, Inc.	2.900	10-28-24	4,575,000	$4,482,380
Delta Air Lines, Inc. (B)	4.750	10-20-28	24,878,000	24,318,521
Delta Air Lines, Inc.	7.375	01-15-26	1,655,000	1,706,719
Singapore Airlines, Ltd.	3.375	01-19-29	4,250,000	3,920,543
Trading companies and distributors 0.8%
United Rentals North America, Inc.	3.875	02-15-31	9,425,000	8,329,344
United Rentals North America, Inc.	4.000	07-15-30	6,515,000	5,897,891
United Rentals North America, Inc.	4.875	01-15-28	4,190,000	4,044,587
United Rentals North America, Inc. (B)	6.000	12-15-29	6,060,000	6,065,557
Information technology 0.4%				12,960,229
IT services 0.1%
Gartner, Inc. (B)	3.750	10-01-30	5,220,000	4,620,068
Technology hardware, storage and peripherals 0.3%
CDW LLC	4.250	04-01-28	1,655,000	1,574,004
Dell International LLC	8.350	07-15-46	5,348,000	6,766,157
Materials 4.0%				121,664,683
Chemicals 0.2%
Braskem Netherlands Finance BV (B)	4.500	01-31-30	3,409,000	2,787,539
Braskem Netherlands Finance BV (B)(D)	5.875	01-31-50	6,055,000	4,365,597
Construction materials 0.4%
Cemex SAB de CV (B)	3.875	07-11-31	12,495,000	10,892,811
Containers and packaging 1.4%
Ardagh Metal Packaging Finance USA LLC (B)	3.250	09-01-28	8,925,000	7,734,850
Ball Corp.	2.875	08-15-30	17,980,000	15,222,923
Ball Corp.	6.875	03-15-28	10,185,000	10,432,455
Berry Global, Inc. (B)	5.625	07-15-27	4,500,000	4,436,579
Sealed Air Corp. (B)	5.000	04-15-29	4,410,000	4,177,540
Metals and mining 2.0%
Cleveland-Cliffs, Inc. (B)	4.875	03-01-31	4,840,000	4,357,315
Cleveland-Cliffs, Inc. (B)	6.750	04-15-30	13,087,000	12,991,230
Corp. Nacional del Cobre de Chile (B)(D)	4.875	11-04-44	3,955,000	3,234,779
Corp. Nacional Del Cobre De Chile (B)(D)	6.440	01-26-36	4,847,000	4,928,187
Freeport-McMoRan, Inc.	4.125	03-01-28	1,430,000	1,356,784
Freeport-McMoRan, Inc.	4.625	08-01-30	4,485,000	4,274,135
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	17

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Metals and mining (continued)
Freeport-McMoRan, Inc.	5.400	11-14-34		4,545,000	$4,421,356
Freeport-McMoRan, Inc.	5.450	03-15-43		16,820,000	15,661,874
Indonesia Asahan Aluminium Persero PT (B)	4.750	05-15-25		10,525,000	10,388,729
Real estate 2.4%					71,839,948
Hotel and resort REITs 0.3%
Host Hotels & Resorts LP	3.375	12-15-29		7,065,000	6,251,980
Host Hotels & Resorts LP	3.500	09-15-30		2,575,000	2,270,678
Office REITs 0.1%
Boston Properties LP	2.750	10-01-26		1,266,000	1,171,807
Specialized REITs 2.0%
American Tower Corp.	0.500	01-15-28	EUR	2,845,000	2,710,587
American Tower Trust I (B)	5.490	03-15-28		6,120,000	6,174,980
SBA Communications Corp.	3.125	02-01-29		9,770,000	8,646,396
SBA Communications Corp.	3.875	02-15-27		17,790,000	16,786,427
SBA Tower Trust (B)	6.599	01-15-28		8,490,000	8,703,518
VICI Properties LP (B)	4.125	08-15-30		9,220,000	8,270,120
VICI Properties LP (B)	4.625	12-01-29		4,345,000	4,045,630
VICI Properties LP	5.125	05-15-32		7,255,000	6,807,825
Utilities 3.1%					96,117,564
Electric utilities 2.1%
Brazos Securitization LLC (B)	5.014	03-01-34		6,558,012	6,465,615
Brazos Securitization LLC (B)	5.413	09-01-52		6,630,000	6,823,451
EDP Finance BV	0.375	09-16-26	EUR	1,315,000	1,314,146
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%)	6.750	06-15-76		11,555,000	11,322,624
FirstEnergy Corp.	4.150	07-15-27		8,385,000	7,963,642
FirstEnergy Corp.	7.375	11-15-31		11,988,000	13,914,472
Israel Electric Corp., Ltd. (B)	3.750	02-22-32		5,380,000	4,472,900
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (B)	4.125	05-15-27		11,015,000	10,533,094
United Electric Securitization LLC (B)	5.109	06-01-33		1,548,742	1,530,601
Independent power and renewable electricity producers 0.9%
DPL, Inc.	4.125	07-01-25		10,060,000	9,755,777
Greenko Dutch BV (B)	3.850	03-29-26		5,619,375	5,282,213
Greenko Solar Mauritius, Ltd. (B)	5.550	01-29-25		5,260,000	5,194,250
Greenko Wind Projects Mauritius, Ltd. (B)	5.500	04-06-25		7,045,000	6,921,370
The AES Corp. (B)	3.950	07-15-30		1,650,000	1,499,087
18	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Utilities (continued)
Multi-utilities 0.1%

E.ON SE	0.625	11-07-31	EUR	3,595,000	$3,124,322
Convertible bonds 3.0%					$90,289,060
(Cost $94,842,611)
Communication services 0.7%					20,872,529
Media 0.7%
Liberty Broadband Corp. (B)	3.125	03-31-53		16,595,000	15,644,406
Liberty Media Corp. (B)	2.375	09-30-53		4,755,000	5,228,123
Consumer discretionary 0.5%					14,493,060
Hotels, restaurants and leisure 0.2%
Marriott Vacations Worldwide Corp.	3.250	12-15-27		7,460,000	6,710,270
Specialty retail 0.3%
Burlington Stores, Inc. (B)	1.250	12-15-27		6,590,000	7,782,790
Industrials 1.2%					36,967,061
Ground transportation 0.3%
Uber Technologies, Inc. (B)	0.875	12-01-28		7,651,000	9,590,529
Passenger airlines 0.9%
Air Canada	4.000	07-01-25		5,160,000	5,545,182
American Airlines Group, Inc.	6.500	07-01-25		10,540,000	12,358,150
Southwest Airlines Company	1.250	05-01-25		8,800,000	9,473,200
Utilities 0.6%					17,956,410
Multi-utilities 0.3%
CenterPoint Energy, Inc. (B)	4.250	08-15-26		10,110,000	9,968,460
Water utilities 0.3%

American Water Capital Corp. (B)	3.625	06-15-26		8,235,000	7,987,950
Municipal bonds 2.1%					$66,090,543
(Cost $67,199,651)
Board of Regents of the University of Texas System	2.439	08-15-49		11,605,000	7,370,758
Bowling Green City School District (Ohio) (A)	4.125	10-01-53		1,500,000	1,467,301
City of Missoula (Montana)	5.000	07-01-39		345,000	368,802
City of New York (A)	4.125	03-01-54		1,635,000	1,600,518
City of Norfolk (Virginia)	1.804	10-01-31		4,035,000	3,298,606
City of San Antonio (Texas)	5.718	02-01-41		2,360,000	2,437,265
City of Wilson (North Carolina) (A)	4.000	10-01-40		625,000	638,018
City of Wilson (North Carolina) (A)	4.000	10-01-44		515,000	515,525
Commonwealth of Massachusetts	2.900	09-01-49		5,840,000	4,080,018
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	19

	Rate (%)	Maturity date	Par value^	Value

Dutchess County Local Development Corp. (New York)	4.000	07-01-49	625,000	$604,512
Louisiana Local Government Environmental Facilities & Community Development Authority	5.198	12-01-39	5,275,000	5,330,923
Massachusetts Educational Financing Authority	5.950	07-01-44	7,110,000	7,118,166
Massachusetts School Building Authority	2.950	05-15-43	2,900,000	2,190,975
Massachusetts Water Resources Authority	3.124	08-01-39	7,145,000	5,739,371
Scago Public Facilities Corporation for Georgetown County (South Carolina)	4.000	06-01-43	505,000	500,549
South Carolina Public Service Authority	5.740	01-01-30	2,420,000	2,463,112
State Board of Administration Finance Corp. (Florida)	2.154	07-01-30	1,648,000	1,392,888
State of Texas	5.235	10-01-43	8,440,000	8,477,875
University of Nebraska Facilities Corp.	3.037	10-01-49	3,025,000	2,244,185

University of Virginia	2.256	09-01-50	13,540,000	8,251,176
Term loans (F) 0.6%				$19,220,880
(Cost $19,333,380)
Industrials 0.6%				19,220,880
Passenger airlines 0.6%
AAdvantage Loyalty IP, Ltd., 2021 Term Loan (3 month CME Term SOFR + 4.750%)	10.329	04-20-28	5,380,500	5,481,384
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month CME Term SOFR + 5.250%)	10.770	06-21-27	6,184,500	6,363,727

United Airlines, Inc., 2024 Term Loan B (3 month CME Term SOFR + 2.750%)	8.076	02-15-31	7,385,000	7,375,769
Collateralized mortgage obligations 5.5%				$169,041,130
(Cost $167,007,040)
Commercial and residential 3.1%				96,374,786
Arroyo Mortgage Trust
Series 2019-1, Class A1 (B)(G)	3.805	01-25-49	2,793,052	2,624,529
BOCA Commercial Mortgage Trust
Series 2022-BOCA, Class B (1 month CME Term SOFR + 2.319%) (B)(C)	7.637	05-15-39	3,145,000	3,150,897
BX Commercial Mortgage Trust
Series 2021-CIP, Class A (1 month CME Term SOFR + 1.035%) (B)(C)	6.353	12-15-38	4,955,000	4,893,063
20	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-VOLT, Class A (1 month CME Term SOFR + 0.814%) (B)(C)	6.132	09-15-36	5,650,000	$5,586,122
BX Trust
Series 2022-CLS, Class A (B)	5.760	10-13-27	5,980,000	5,944,983
Series 2022-GPA, Class A (1 month CME Term SOFR + 2.165%) (B)(C)	7.483	08-15-39	7,119,818	7,137,673
Series 2022-GPA, Class B (1 month CME Term SOFR + 2.664%) (B)(C)	7.982	08-15-41	4,807,738	4,819,757
Series 2024-BIO, Class D (1 month CME Term SOFR + 3.639%) (B)(C)	8.939	02-15-41	4,345,000	4,342,274
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class A (1 month CME Term SOFR + 1.117%) (B)(C)	6.685	12-15-37	3,840,900	3,839,700
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (B)(G)	5.820	10-12-40	4,380,000	4,447,830
COLT Mortgage Loan Trust
Series 2022-5, Class A1 (B)(G)	4.550	04-25-67	3,370,774	3,361,785
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class A (1 month CME Term SOFR + 1.027%) (B)(C)	6.345	05-15-36	5,291,835	5,291,878
Series 2019-NQM1, Class A1 (B)	3.656	10-25-59	679,182	654,080
GCAT Trust
Series 2022-NQM4, Class A1 (5.269% to 8-1-26, then 6.269% thereafter) (B)	5.269	08-25-67	3,649,699	3,595,520
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (B)	0.350	05-19-37	3,088,411	32,498
Series 2007-4, Class ES IO	0.350	07-19-47	3,077,891	41,082
Series 2007-6, Class ES IO (B)	0.343	08-19-37	3,271,996	42,173
InTown Mortgage Trust
Series 2022-STAY, Class B (1 month CME Term SOFR + 3.286%) (B)(C)	8.604	08-15-39	6,535,000	6,551,338
Life Mortgage Trust
Series 2022-BMR2, Class A1 (1 month CME Term SOFR + 1.295%) (B)(C)	6.613	05-15-39	7,534,000	7,468,078
Series 2022-BMR2, Class B (1 month CME Term SOFR + 1.794%) (B)(C)	7.112	05-15-39	9,970,000	9,857,838
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 1A (G)	5.290	11-25-34	708,113	703,832
SCOTT Trust
Series 2023-SFS, Class AS (B)	6.204	03-15-40	2,925,000	2,871,073
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	21

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Verus Securitization Trust
Series 2022-8, Class A3 (6.127% to 10-1-26, then 7.127% thereafter) (B)	6.127	09-25-67	2,699,022	$2,672,625
Series 2022-INV1, Class A1 (5.041% to 8-1-26, then 6.041% thereafter) (B)	5.041	08-25-67	4,787,322	4,717,898
Series 2024-1, Class A1 (B)(G)	5.712	01-25-69	1,735,475	1,726,260
U.S. Government Agency 2.4%				72,666,344
Federal Home Loan Mortgage Corp.
Series 2022-DNA3, Class M1A (30 day Average SOFR + 2.000%) (B)(C)	7.322	04-25-42	3,559,644	3,605,243
Series 2022-DNA4, Class M1A (30 day Average SOFR + 2.200%) (B)(C)	7.522	05-25-42	4,570,782	4,652,496
Series 2022-DNA4, Class M1B (30 day Average SOFR + 3.350%) (B)(C)	8.672	05-25-42	6,570,000	6,904,398
Series 2022-DNA6, Class M1A (30 day Average SOFR + 2.150%) (B)(C)	7.472	09-25-42	5,859,907	5,918,506
Series 2022-DNA7, Class M1A (30 day Average SOFR + 2.500%) (B)(C)	7.822	03-25-52	4,516,872	4,604,701
Series 2022-HQA1, Class M1B (30 day Average SOFR + 3.500%) (B)(C)	8.822	03-25-42	3,825,000	3,999,651
Series 2022-HQA3, Class M1B (30 day Average SOFR + 3.550%) (B)(C)	8.872	08-25-42	5,665,000	5,947,179
Federal National Mortgage Association
Series 2020-SBT1, Class 1B1 (30 day Average SOFR + 6.864%) (B)(C)	12.186	02-25-40	3,381,000	3,595,084
Series 2021-R02, Class 2B2 (30 day Average SOFR + 6.200%) (B)(C)	11.522	11-25-41	2,610,000	2,730,713
Series 2022-R01, Class 1M1 (30 day Average SOFR + 1.000%) (B)(C)	6.322	12-25-41	1,401,590	1,401,809
Series 2022-R03, Class 1M1 (30 day Average SOFR + 2.100%) (B)(C)	7.422	03-25-42	818,664	830,250
Series 2022-R04, Class 1M1 (30 day Average SOFR + 2.000%) (B)(C)	7.322	03-25-42	1,636,876	1,659,072
Series 2022-R05, Class 2M2 (30 day Average SOFR + 3.000%) (B)(C)	8.322	04-25-42	9,271,000	9,519,929
22	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2022-R06, Class 1M1 (30 day Average SOFR + 2.750%) (B)(C)	8.072	05-25-42	3,075,250	$3,150,224
Series 2022-R09, Class 2M1 (30 day Average SOFR + 2.500%) (B)(C)	7.821	09-25-42	3,645,600	3,704,667
Series 2023-R01, Class 1M1 (30 day Average SOFR + 2.400%) (B)(C)	7.721	12-25-42	3,023,942	3,097,065
Series 2023-R03, Class 2M2 (30 day Average SOFR + 3.900%) (B)(C)	9.222	04-25-43	2,960,000	3,163,500

Series 2023-R06, Class 1M2 (30 day Average SOFR + 2.700%) (B)(C)	8.022	07-25-43	4,055,000	4,181,857
Asset backed securities 1.7%				$50,995,748
(Cost $51,911,355)
Asset backed securities 1.7%				50,995,748
DataBank Issuer
Series 2023-1A, Class A2 (B)	5.116	02-25-53	5,065,000	4,762,166
DB Master Finance LLC
Series 2019-1A, Class A2II (B)	4.021	05-20-49	4,541,025	4,388,295
Domino’s Pizza Master Issuer LLC
Series 2015-1A, Class A2II (B)	4.474	10-25-45	5,629,925	5,511,704
FirstKey Homes Trust
Series 2020-SFR2, Class A (B)	1.266	10-19-37	2,543,326	2,370,508
Home Partners of America Trust
Series 2019-1, Class B (B)	3.157	09-17-39	3,939,559	3,595,537
MVW Owner Trust
Series 2018-1A, Class A (B)	3.450	01-21-36	1,095,837	1,084,578
OCCU Auto Receivables Trust
Series 2022-1A, Class A3 (B)	5.500	10-15-27	6,050,000	6,042,074
Taco Bell Funding LLC
Series 2016-1A, Class A23 (B)	4.970	05-25-46	10,776,563	10,614,610
Texas Natural Gas Securitization Finance Corp.
Series 2023-1, Class A2	5.169	04-01-41	5,395,000	5,470,526
T-Mobile US Trust
Series 2022-1A, Class A (B)	4.910	05-22-28	7,190,000	7,155,750

	Shares	Value
Preferred securities 0.5%		$15,153,223
(Cost $21,082,181)
Utilities 0.5%		15,153,223
Electric utilities 0.5%
NextEra Energy, Inc., 6.926% (D)	432,455	15,153,223

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	23

	Yield (%)	Shares	Value
Short-term investments 3.2%			$97,041,044
(Cost $97,049,525)
Short-term funds 3.2%			97,041,044
John Hancock Collateral Trust (H)	5.2759(I)	9,703,716	97,041,044

Total investments (Cost $3,286,113,686) 99.9%	$3,063,642,393
Other assets and liabilities, net 0.1%	3,116,578
Total net assets 100.0%	$3,066,758,971

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $957,095,058 or 31.2% of the fund’s net assets as of 2-29-24.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	All or a portion of this security is on loan as of 2-29-24.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
24	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $28,686,071.
(I)	The rate shown is the annualized seven-day yield as of 2-29-24.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	25

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
German Euro BUND Futures	135	Long	Mar 2024	$19,774,916	$19,354,855	$(420,061)
10-Year U.S. Treasury Note Futures	514	Short	Jun 2024	(56,555,256)	(56,764,875)	(209,619)
Euro-BTP Italian Government Bond Futures	161	Short	Mar 2024	(20,521,775)	(20,501,707)	20,068
U.S. Treasury Long Bond Futures	67	Short	Jun 2024	(7,911,124)	(7,989,750)	(78,626)
						$(688,238)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	8,226,195	USD	5,430,440	GSI	3/20/2024	—	$(80,758)
AUD	16,452,390	USD	10,898,113	HUS	3/20/2024	—	(198,748)
AUD	11,516,673	USD	7,562,649	JPM	3/20/2024	—	(73,094)
CAD	4,524,000	JPY	489,289,601	JPM	3/21/2024	$62,085	—
CAD	6,057,546	USD	4,501,008	BARC	3/20/2024	—	(36,331)
CAD	17,835,517	USD	13,247,646	CIBC	3/20/2024	—	(102,088)
CAD	17,857,429	USD	13,247,646	GSI	3/20/2024	—	(85,939)
CAD	17,879,566	USD	13,247,646	UBS	3/20/2024	—	(69,623)
EUR	21,137,832	NOK	239,476,835	BARC	3/20/2024	304,600	—
EUR	13,339,375	NOK	151,045,745	CITI	3/20/2024	199,762	—
EUR	17,556,566	NOK	198,561,294	MSCS	3/20/2024	285,235	—
EUR	8,501,438	USD	9,117,453	CIBC	3/20/2024	76,806	—
EUR	2,479,500	USD	2,675,361	RBC	3/20/2024	6,205	—
EUR	16,965,945	USD	18,365,483	UBS	3/20/2024	—	(16,907)
GBP	2,657,369	JPY	502,477,574	JPM	3/21/2024	—	(5,824)
GBP	18,851,092	USD	23,786,711	BARC	3/20/2024	11,219	—
GBP	13,359,211	USD	16,793,626	CIBC	3/20/2024	71,262	—
GBP	10,687,368	USD	13,448,023	GSI	3/20/2024	43,888	—
GBP	6,864,852	USD	8,618,409	MSCS	3/20/2024	47,893	—
GBP	13,359,211	USD	16,768,508	UBS	3/20/2024	96,380	—
JPY	494,865,431	CAD	4,524,000	BNY	3/21/2024	—	(24,794)
JPY	11,676,843,847	USD	80,024,445	CITI	3/21/2024	—	(1,930,153)
JPY	1,904,297,665	USD	13,337,940	GSI	3/21/2024	—	(602,069)
JPY	7,833,826,907	USD	53,348,565	JPM	3/21/2024	—	(956,226)
JPY	1,961,543,563	USD	13,336,875	MSCS	3/21/2024	—	(218,146)
JPY	3,861,510,819	USD	26,674,815	SSB	3/21/2024	—	(849,176)
JPY	393,104,286	USD	2,752,847	BNY	3/21/2024	—	(123,780)
MXN	204,539,830	USD	11,680,644	BARC	3/20/2024	289,119	—
MXN	100,582,540	USD	5,790,436	JPM	3/20/2024	95,699	—
26	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
MXN	79,654,759	USD	4,579,907	MSCS	3/20/2024	$81,525	—
MXN	62,085,031	USD	3,549,136	RBC	3/20/2024	84,108	—
MXN	338,316,623	USD	19,537,851	SSB	3/20/2024	260,590	—
NOK	253,244,169	EUR	22,181,847	BARC	3/20/2024	—	$(136,982)
NOK	469,558,781	EUR	41,066,737	JPM	3/20/2024	—	(186,641)
NOK	274,144,284	EUR	23,941,310	MSCS	3/20/2024	—	(71,289)
NOK	120,461,335	EUR	10,589,435	UBS	3/20/2024	—	(106,401)
NOK	28,049,418	USD	2,670,000	CITI	3/20/2024	—	(28,081)
NOK	28,087,027	USD	2,670,000	JPM	3/20/2024	—	(24,539)
NOK	27,842,877	USD	2,670,000	SSB	3/20/2024	—	(47,535)
NZD	24,720,423	USD	15,084,463	BARC	3/20/2024	—	(33,316)
NZD	16,500,323	USD	10,091,927	CIBC	3/20/2024	—	(45,627)
NZD	32,940,522	USD	20,173,107	CITI	3/20/2024	—	(117,113)
NZD	11,550,226	USD	7,049,854	MSCS	3/20/2024	—	(17,444)
NZD	8,220,100	USD	5,002,383	SSB	3/20/2024	2,464	—
SEK	27,659,841	EUR	2,479,500	JPM	3/20/2024	—	(11,565)
SGD	23,625,982	USD	17,638,570	CIBC	3/20/2024	—	(67,625)
SGD	58,932,930	USD	44,096,425	HUS	3/20/2024	—	(267,251)
SGD	23,642,970	USD	17,638,570	JPM	3/20/2024	—	(54,991)
SGD	23,653,957	USD	17,638,570	MSCS	3/20/2024	—	(46,820)
USD	23,871,119	AUD	36,220,949	JPM	3/20/2024	315,809	—
USD	2,890,942	AUD	4,308,177	RBC	3/20/2024	89,236	—
USD	46,621,892	AUD	69,564,626	SSB	3/20/2024	1,382,427	—
USD	6,922,808	BRL	34,199,365	CITI	3/20/2024	54,975	—
USD	44,566,028	CAD	59,630,058	CITI	3/20/2024	616,064	—
USD	17,143,786	CAD	23,101,080	JPM	3/20/2024	117,278	—
USD	2,672,500	CAD	3,605,114	UBS	3/20/2024	15,373	—
USD	9,189,899	EUR	8,485,931	CIBC	3/20/2024	12,411	—
USD	9,196,755	EUR	8,485,931	GSI	3/20/2024	19,267	—
USD	95,287,244	EUR	86,993,382	JPM	3/20/2024	1,204,380	—
USD	9,181,302	EUR	8,485,931	MSCS	3/20/2024	3,815	—
USD	18,362,741	EUR	16,971,862	SSB	3/20/2024	7,765	—
USD	49,559,532	GBP	39,063,929	BARC	3/20/2024	244,583	—
USD	22,173,889	GBP	17,435,692	CIBC	3/20/2024	162,783	—
USD	33,865,166	GBP	26,670,000	CITI	3/20/2024	196,517	—
USD	16,916,709	GBP	13,335,000	GSI	3/20/2024	82,385	—
USD	30,568,894	GBP	24,170,882	MSCS	3/20/2024	55,173	—
USD	30,560,408	GBP	24,003,000	UBS	3/20/2024	258,625	—
USD	8,002,125	JPY	1,173,758,097	BARC	3/21/2024	152,075	—
USD	53,360,940	JPY	7,766,547,202	CITI	3/21/2024	1,418,565	—
USD	5,334,750	JPY	775,902,578	JPM	3/21/2024	145,543	—
USD	26,685,000	JPY	3,896,066,140	MSCS	3/21/2024	628,257	—
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	27

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	26,683,875	JPY	3,882,379,432	SSB	3/21/2024	$718,668	—
USD	9,712,135	MXN	166,838,344	BARC	3/20/2024	—	$(51,320)
USD	4,258,693	MXN	73,398,373	GSI	3/20/2024	—	(36,613)
USD	9,148,462	MXN	158,173,720	MSCS	3/20/2024	—	(107,935)
USD	55,586,644	MXN	952,743,580	RBC	3/20/2024	—	(168,338)
USD	2,670,000	NOK	27,740,857	BARC	3/20/2024	57,144	—
USD	28,134,529	NOK	290,433,420	HUS	3/20/2024	779,181	—
USD	2,669,500	NOK	27,797,159	JPM	3/20/2024	51,341	—
USD	2,669,500	NOK	28,139,937	SSB	3/20/2024	19,055	—
USD	17,418,198	NZD	28,058,343	CITI	3/20/2024	334,743	—
USD	42,574,131	NZD	68,251,356	HUS	3/20/2024	1,018,969	—
USD	2,671,000	SEK	28,160,086	GSI	3/20/2024	—	(47,289)
USD	24,744,856	SGD	33,205,370	GSI	3/20/2024	49,599	—
USD	35,349,795	SGD	47,337,617	HUS	3/20/2024	144,204	—
USD	2,615,467	SGD	3,474,004	JPM	3/20/2024	31,806	—
USD	109,430,848	SGD	145,128,832	MSCS	3/20/2024	1,496,685	—
USD	17,674,897	SGD	23,678,795	RBC	3/20/2024	64,675	—
USD	24,744,856	SGD	33,210,987	SSB	3/20/2024	45,421	—
USD	17,674,897	SGD	23,712,642	UBS	3/20/2024	39,503	—
						$14,053,140	$(7,048,371)

Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Derivatives Abbreviations
BARC	Barclays Bank PLC
BNY	The Bank of New York Mellon
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
28	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SSB	State Street Bank and Trust Company
UBS	UBS AG
At 2-29-24, the aggregate cost of investments for federal income tax purposes was $3,316,153,154. Net unrealized depreciation aggregated to $246,194,230, of which $27,770,000 related to gross unrealized appreciation and $273,964,230 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	29

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-29-24 (unaudited)

Assets
Unaffiliated investments, at value (Cost $3,189,064,161) including $28,037,643 of securities loaned	$2,966,601,349
Affiliated investments, at value (Cost $97,049,525)	97,041,044
Total investments, at value (Cost $3,286,113,686)	3,063,642,393
Unrealized appreciation on forward foreign currency contracts	14,053,140
Cash	2,756
Foreign currency, at value (Cost $270,532)	269,554
Collateral held at broker for futures contracts	3,502,000
Collateral segregated at custodian for OTC derivative contracts	750,000
Dividends and interest receivable	28,967,055
Receivable for fund shares sold	2,531,212
Receivable for investments sold	59,585
Receivable for delayed delivery securities sold	32,164
Receivable for securities lending income	10,931
Other assets	188,784
Total assets	3,114,009,574
Liabilities
Unrealized depreciation on forward foreign currency contracts	7,048,371
Payable for futures variation margin	80,294
Distributions payable	109,221
Payable for investments purchased	1,453,625
Payable for delayed delivery securities purchased	5,879,472
Payable for fund shares repurchased	3,277,457
Payable upon return of securities loaned	28,751,001
Payable to affiliates
Accounting and legal services fees	179,187
Transfer agent fees	145,856
Distribution and service fees	629
Trustees’ fees	1,928
Other liabilities and accrued expenses	323,562
Total liabilities	47,250,603
Net assets	$3,066,758,971
Net assets consist of
Paid-in capital	$3,647,280,606
Total distributable earnings (loss)	(580,521,635)
Net assets	$3,066,758,971

30	JOHN HANCOCK Strategic Income Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES 2-29-24 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($273,707,885 ÷ 27,661,919 shares)[1]	$9.89
Class C ($23,294,385 ÷ 2,353,861 shares)[1]	$9.90
Class I ($1,260,047,005 ÷ 127,338,881 shares)	$9.90
Class R2 ($3,248,838 ÷ 328,058 shares)	$9.90
Class R6 ($153,373,954 ÷ 15,487,754 shares)	$9.90
Class NAV ($1,353,086,904 ÷ 136,797,086 shares)	$9.89
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$10.30

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	31

STATEMENT OF OPERATIONS For the six months ended 2-29-24 (unaudited)

Investment income
Interest	$71,198,610
Dividends from affiliated investments	1,038,170
Dividends	985,296
Securities lending	167,827
Less foreign taxes withheld	(679,410)
Total investment income	72,710,493
Expenses
Investment management fees	10,245,216
Distribution and service fees	555,789
Accounting and legal services fees	377,546
Transfer agent fees	987,067
Trustees’ fees	40,777
Custodian fees	331,227
State registration fees	44,452
Printing and postage	69,293
Professional fees	109,474
Other	77,524
Total expenses	12,838,365
Less expense reductions	(747,100)
Net expenses	12,091,265
Net investment income	60,619,228
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(50,972,566)
Affiliated investments	18,929
Futures contracts	1,122,660
Forward foreign currency contracts	9,119,635
Written options	9,000
(40,702,342)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	88,697,912
Affiliated investments	(4,330)
Futures contracts	645,716
Forward foreign currency contracts	(841,286)
88,498,012
Net realized and unrealized gain	47,795,670
Increase in net assets from operations	$108,414,898
32	JOHN HANCOCK Strategic Income Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-29-24 (unaudited)	Year ended 8-31-23
Increase (decrease) in net assets
From operations
Net investment income	$60,619,228	$126,523,899
Net realized loss	(40,702,342)	(200,982,141)
Change in net unrealized appreciation (depreciation)	88,498,012	160,770,630
Increase in net assets resulting from operations	108,414,898	86,312,388
Distributions to shareholders
From earnings
Class A	(4,397,007)	(10,855,752)
Class C	(302,160)	(982,805)
Class I	(22,198,812)	(59,391,886)
Class R2	(48,641)	(152,434)
Class R6	(2,732,889)	(6,382,436)
Class NAV	(24,013,652)	(60,636,027)
Total distributions	(53,693,161)	(138,401,340)
From fund share transactions	(330,670,898)	(535,470,429)
Total decrease	(275,949,161)	(587,559,381)
Net assets
Beginning of period	3,342,708,132	3,930,267,513
End of period	$3,066,758,971	$3,342,708,132
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	33

Financial highlights
CLASS A SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$9.72	$9.84	$11.37	$10.99	$10.67	$10.36
Net investment income[2]	0.17	0.31	0.26	0.24	0.25	0.32
Net realized and unrealized gain (loss) on investments	0.15	(0.09)	(1.45)	0.40	0.28	0.30
Total from investment operations	0.32	0.22	(1.19)	0.64	0.53	0.62
Less distributions
From net investment income	(0.15)	(0.34)	(0.34)	(0.26)	(0.21)	(0.31)
Net asset value, end of period	$9.89	$9.72	$9.84	$11.37	$10.99	$10.67
Total return (%)[3,4]	3.34[5]	2.33	(10.66)	5.88	5.01	6.10
Ratios and supplemental data
Net assets, end of period (in millions)	$274	$298	$326	$396	$332	$331
Ratios (as a percentage of average net assets):
Expenses before reductions	1.15[6]	1.13	1.11	1.10	1.12	1.11
Expenses including reductions	1.10[6]	1.08	1.06	1.07	1.09	1.08
Net investment income	3.56[6]	3.22	2.43	2.16	2.40	3.09
Portfolio turnover (%)	14	47	36	71	73	84

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
34	JOHN HANCOCK Strategic Income Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$9.72	$9.85	$11.37	$10.99	$10.67	$10.36
Net investment income[2]	0.14	0.24	0.18	0.16	0.18	0.25
Net realized and unrealized gain (loss) on investments	0.16	(0.09)	(1.44)	0.40	0.27	0.29
Total from investment operations	0.30	0.15	(1.26)	0.56	0.45	0.54
Less distributions
From net investment income	(0.12)	(0.28)	(0.26)	(0.18)	(0.13)	(0.23)
Net asset value, end of period	$9.90	$9.72	$9.85	$11.37	$10.99	$10.67
Total return (%)[3,4]	3.08[5]	1.52	(11.19)	5.04	4.38	5.36
Ratios and supplemental data
Net assets, end of period (in millions)	$23	$28	$43	$78	$147	$202
Ratios (as a percentage of average net assets):
Expenses before reductions	1.85[6]	1.83	1.81	1.80	1.82	1.81
Expenses including reductions	1.80[6]	1.78	1.76	1.77	1.79	1.78
Net investment income	2.86[6]	2.50	1.69	1.42	1.71	2.40
Portfolio turnover (%)	14	47	36	71	73	84

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	35

CLASS I SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$9.72	$9.84	$11.37	$10.99	$10.67	$10.36
Net investment income[2]	0.19	0.34	0.29	0.28	0.29	0.35
Net realized and unrealized gain (loss) on investments	0.16	(0.09)	(1.45)	0.40	0.27	0.30
Total from investment operations	0.35	0.25	(1.16)	0.68	0.56	0.65
Less distributions
From net investment income	(0.17)	(0.37)	(0.37)	(0.30)	(0.24)	(0.34)
Net asset value, end of period	$9.90	$9.72	$9.84	$11.37	$10.99	$10.67
Total return (%)[3]	3.49[4]	2.54	(10.30)	6.10	5.42	6.41
Ratios and supplemental data
Net assets, end of period (in millions)	$1,260	$1,410	$1,746	$2,009	$1,961	$2,315
Ratios (as a percentage of average net assets):
Expenses before reductions	0.85[5]	0.83	0.81	0.80	0.82	0.82
Expenses including reductions	0.80[5]	0.78	0.76	0.77	0.79	0.79
Net investment income	3.86[5]	3.51	2.73	2.45	2.70	3.38
Portfolio turnover (%)	14	47	36	71	73	84

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
36	JOHN HANCOCK Strategic Income Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$9.72	$9.85	$11.38	$11.00	$10.68	$10.37
Net investment income[2]	0.17	0.30	0.25	0.23	0.25	0.31
Net realized and unrealized gain (loss) on investments	0.16	(0.10)	(1.45)	0.40	0.27	0.30
Total from investment operations	0.33	0.20	(1.20)	0.63	0.52	0.61
Less distributions
From net investment income	(0.15)	(0.33)	(0.33)	(0.25)	(0.20)	(0.30)
Net asset value, end of period	$9.90	$9.72	$9.85	$11.38	$11.00	$10.68
Total return (%)[3]	3.41[4]	2.14	(10.71)	5.79	4.92	6.01
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$3	$5	$6	$6	$12
Ratios (as a percentage of average net assets):
Expenses before reductions	1.20[5]	1.22	1.18	1.19	1.19	1.19
Expenses including reductions	1.16[5]	1.17	1.13	1.16	1.17	1.17
Net investment income	3.51[5]	3.12	2.36	2.07	2.34	3.01
Portfolio turnover (%)	14	47	36	71	73	84

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	37

CLASS R6 SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$9.72	$9.85	$11.38	$11.00	$10.67	$10.37
Net investment income[2]	0.19	0.35	0.30	0.29	0.30	0.37
Net realized and unrealized gain (loss) on investments	0.16	(0.10)	(1.45)	0.40	0.28	0.28
Total from investment operations	0.35	0.25	(1.15)	0.69	0.58	0.65
Less distributions
From net investment income	(0.17)	(0.38)	(0.38)	(0.31)	(0.25)	(0.35)
Net asset value, end of period	$9.90	$9.72	$9.85	$11.38	$11.00	$10.67
Total return (%)[3]	3.65[4]	2.65	(10.28)	6.30	5.54	6.42
Ratios and supplemental data
Net assets, end of period (in millions)	$153	$159	$173	$226	$232	$543
Ratios (as a percentage of average net assets):
Expenses before reductions	0.73[5]	0.72	0.70	0.70	0.70	0.70
Expenses including reductions	0.68[5]	0.67	0.65	0.67	0.68	0.68
Net investment income	3.98[5]	3.63	2.83	2.55	2.82	3.55
Portfolio turnover (%)	14	47	36	71	73	84

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
38	JOHN HANCOCK Strategic Income Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	2-29-24[1]	8-31-23	8-31-22	8-31-21	8-31-20	8-31-19
Per share operating performance
Net asset value, beginning of period	$9.71	$9.84	$11.37	$10.99	$10.66	$10.36
Net investment income[2]	0.19	0.35	0.30	0.29	0.30	0.36
Net realized and unrealized gain (loss) on investments	0.16	(0.10)	(1.45)	0.40	0.28	0.29
Total from investment operations	0.35	0.25	(1.15)	0.69	0.58	0.65
Less distributions
From net investment income	(0.17)	(0.38)	(0.38)	(0.31)	(0.25)	(0.35)
Net asset value, end of period	$9.89	$9.71	$9.84	$11.37	$10.99	$10.66
Total return (%)[3]	3.66[4]	2.65	(10.28)	6.31	5.56	6.54
Ratios and supplemental data
Net assets, end of period (in millions)	$1,353	$1,444	$1,638	$2,159	$1,982	$2,067
Ratios (as a percentage of average net assets):
Expenses before reductions	0.72[5]	0.71	0.69	0.69	0.69	0.69
Expenses including reductions	0.68[5]	0.66	0.65	0.66	0.66	0.66
Net investment income	3.99[5]	3.64	2.84	2.57	2.83	3.45
Portfolio turnover (%)	14	47	36	71	73	84

[1]	Six months ended 2-29-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	39

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Strategic Income Opportunities Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to maximize total return consisting of current income and capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
40	JOHN HANCOCK Strategic Income Opportunities Fund | SEMIANNUAL REPORT

In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 29, 2024, by major security category or type:
	Total value at 2-29-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$438,288,675	—	$438,288,675	—
Foreign government obligations	730,719,739	—	730,719,739	—
Corporate bonds	1,386,802,351	—	1,386,802,351	—
Convertible bonds	90,289,060	—	90,289,060	—
Municipal bonds	66,090,543	—	66,090,543	—
Term loans	19,220,880	—	19,220,880	—
Collateralized mortgage obligations	169,041,130	—	169,041,130	—
Asset backed securities	50,995,748	—	50,995,748	—
Preferred securities	15,153,223	$15,153,223	—	—
Short-term investments	97,041,044	97,041,044	—	—
Total investments in securities	$3,063,642,393	$112,194,267	$2,951,448,126	—
Derivatives:
Assets
Futures	$20,068	$20,068	—	—
SEMIANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	41

	Total value at 2-29-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Forward foreign currency contracts	$14,053,140	—	$14,053,140	—
Liabilities
Futures	(708,306)	$(708,306)	—	—
Forward foreign currency contracts	(7,048,371)	—	(7,048,371)	—
When-issued/delayed-delivery securities. The fund may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off
42	JOHN HANCOCK Strategic Income Opportunities Fund | SEMIANNUAL REPORT

interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 29, 2024, the fund loaned securities valued at $28,037,643 and received $28,751,001 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
SEMIANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	43

Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 29, 2024, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 29, 2024 were $7,269.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2023, the fund has a short-term capital loss carryforward of $118,440,395 and a long-term capital loss carryforward of $155,224,497 available to offset future net realized capital gains. These carryforwards do not expire.
As of August 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
44	JOHN HANCOCK Strategic Income Opportunities Fund | SEMIANNUAL REPORT

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to straddle loss deferrals, amortization and accretion on debt securities, derivative transactions and foreign currency transactions.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the
SEMIANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	45

contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Payable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended February 29, 2024, the fund used futures contracts to manage duration of the fund and to gain exposure to foreign currencies. The fund held futures contracts with USD notional values ranging from $104.6 million to $173 million as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended February 29, 2024, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging from $1.7 billion to $4.5 billion as measured at each quarter end.
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying asset at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying asset at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums on purchased options, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
Purchased options are included in the Fund’s investments and are subsequently “marked-to-market” to reflect current market value. If a purchased option expires, the fund realizes a loss equal to the premium paid for the option. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying asset transaction to determine the realized gain (loss). Written options are included as liabilities in the Statement of assets and liabilities and are “marked-to-market” to reflect the current market value. If the written option expires, the fund realizes a gain equal to the premium received. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying asset transaction to determine the realized gain (loss).
During the six months ended February 29, 2024, the fund used purchased options contracts to manage against changes in foreign currency exchange rates. The fund held purchased options contracts with market values ranging
46	JOHN HANCOCK Strategic Income Opportunities Fund | SEMIANNUAL REPORT

up to $1,100 as measured at each quarter end. There were no open purchased options contracts as of February 29, 2024.
During the six months ended February 29, 2024, the fund wrote option contracts to manage against changes in foreign currency exchange rates. The fund held written option contracts with market values ranging up to $10 as measured at each quarter end. There were no open written option contracts as of February 29, 2024.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at February 29, 2024 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	$20,068	$(708,306)
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	14,053,140	(7,048,371)
			$14,073,208	$(7,756,677)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Fund’s investments. Only the period end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 29, 2024:
	Statement of operations location - Net realized gain (loss) on:
Risk	Unaffiliated investments and foreign currency transactions[1]	Futures contracts	Forward foreign currency contracts	Written options	Total
Interest rate	—	$1,122,660	—	—	$1,122,660
Currency	$(31,604)	—	$9,119,635	$9,000	9,097,031
Total	$(31,604)	$1,122,660	$9,119,635	$9,000	$10,219,691

[1]	Realized gain (loss) associated with purchased options is included in this caption on the Statement of operations.
SEMIANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	47

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 29, 2024:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$645,716	—	$645,716
Currency	—	$(841,286)	(841,286)
Total	$645,716	$(841,286)	$(195,570)
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.700% of the first $500 million of the fund’s aggregate daily net assets; (b) 0.650% of the next $3 billion of the fund’s aggregate daily net assets; (c) 0.600% of the next $4 billion of the fund’s aggregate daily net assets; (d) 0.590% of the next $4.5 billion of the fund’s aggregate daily net assets; and (e) 0.575% of the fund’s aggregate daily net assets in excess of $12 billion. Aggregate net assets include the net assets of 1) the fund, 2) Strategic Income Opportunities Trust, a series of John Hancock Variable Insurance Trust and 3) Strategic Income Opportunities Fund, a sub-fund of Manulife Investment Management I PLC. Effective February 9, 2024, the fund was no longer aggregated with Strategic Income Opportunities Fund, a sub-fund of Manulife Investment Management I PLC. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor contractually agrees to reduce its management fee (after giving effect to asset breakpoints) by an annual rate of 0.04% of the fund’s average daily net assets. This agreement expires on December 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 29, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
48	JOHN HANCOCK Strategic Income Opportunities Fund | SEMIANNUAL REPORT

For the six months ended February 29, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$67,521
Class C	5,992
Class I	311,031
Class R2	761
Class	Expense reduction
Class R6	$37,025
Class NAV	324,770
Total	$747,100

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 29, 2024, were equivalent to a net annual effective rate of 0.61% of the fund’s average daily  net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 29, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $52,356 for the six months ended February 29, 2024. Of this amount, $7,494 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $44,862 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 29, 2024, CDSCs received by the Distributor amounted to $832 and $659 for Class A and Class C shares, respectively. Effective March 1, 2024, for Class A shares, the CDSC  is 0.75% on certain shares sold within 18 months of purchase.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition,
SEMIANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	49

Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 29, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$422,966	$172,416
Class C	125,264	15,327
Class I	—	795,160
Class R2	7,559	84
Class R6	—	4,080
Total	$555,789	$987,067
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the six months ended February 29, 2024 and for the year ended August 31, 2023 were as follows:
	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,733,502	$16,891,186	4,371,866	$42,522,430
Distributions reinvested	438,114	4,267,227	1,083,347	10,505,749
Repurchased	(5,175,600)	(50,387,678)	(7,909,974)	(76,764,914)
Net decrease	(3,003,984)	$(29,229,265)	(2,454,761)	$(23,736,735)
Class C shares
Sold	194,961	$1,907,377	365,783	$3,556,267
Distributions reinvested	30,522	297,185	99,280	961,670
Repurchased	(741,651)	(7,231,954)	(1,918,605)	(18,636,147)
Net decrease	(516,168)	$(5,027,392)	(1,453,542)	$(14,118,210)
Class I shares
Sold	16,518,460	$160,912,124	36,864,395	$358,764,772
Distributions reinvested	2,220,565	21,620,003	5,962,906	57,804,902
Repurchased	(36,512,596)	(354,346,810)	(75,052,558)	(728,231,856)
Net decrease	(17,773,571)	$(171,814,683)	(32,225,257)	$(311,662,182)
50	JOHN HANCOCK Strategic Income Opportunities Fund | SEMIANNUAL REPORT

	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	17,181	$167,442	53,803	$523,266
Distributions reinvested	4,835	47,161	15,069	146,216
Repurchased	(44,500)	(428,245)	(216,751)	(2,122,295)
Net decrease	(22,484)	$(213,642)	(147,879)	$(1,452,813)
Class R6 shares
Sold	1,765,343	$17,173,136	3,505,678	$34,190,358
Distributions reinvested	279,105	2,721,340	653,584	6,344,542
Repurchased	(2,933,659)	(28,485,386)	(5,337,601)	(51,858,649)
Net decrease	(889,211)	$(8,590,910)	(1,178,339)	$(11,323,749)
Class NAV shares
Sold	1,591,229	$15,615,902	8,487,263	$82,709,353
Distributions reinvested	2,465,941	24,013,652	6,248,171	60,592,946
Repurchased	(15,992,644)	(155,424,560)	(32,462,865)	(316,479,039)
Net decrease	(11,935,474)	$(115,795,006)	(17,727,431)	$(173,176,740)
Total net decrease	(34,140,892)	$(330,670,898)	(55,187,209)	$(535,470,429)
Affiliates of the fund owned 6% and 88% of shares of Class R6 and Class NAV, respectively, on February 29, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $392,584,069 and $712,939,755, respectively, for the six months ended February 29, 2024. Purchases and sales of U.S. Treasury obligations aggregated $26,513,896 and $60,529,953, respectively, for the six months ended February 29, 2024.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At February 29, 2024, funds within the John Hancock group of funds complex held 38.3% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	15.3%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	7.0%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	5.3%
SEMIANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	51

Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	9,703,716	$51,027,776	$451,268,906	$(405,270,237)	$18,929	$(4,330)	$1,205,997	—	$97,041,044

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—LIBOR discontinuation risk
Certain debt securities, derivatives and other financial instruments have traditionally utilized LIBOR as the reference or benchmark rate for interest rate calculations. However, following allegations of manipulation and concerns regarding liquidity, the U.K. Financial Conduct Authority (UK FCA) announced that LIBOR would be discontinued as of June 30, 2023. The UK FCA elected to require the ICE Benchmark Administration Limited, the administrator of LIBOR, to continue publishing a subset of British pound sterling and U.S. dollar LIBOR settings on a “synthetic” basis. The synthetic publication of the three-month sterling LIBOR will continue until March 31, 2024, and the publication of the one-, three and six-month U.S. dollar LIBOR will continue until September 30, 2024.
Although the transition process away from LIBOR has become increasingly well-defined in advance of the discontinuation dates, the impact on certain debt securities, derivatives and other financial instruments remains uncertain. Market participants have adopted alternative rates such as Secured Overnight Financing Rate (SOFR) or otherwise amended financial instruments referencing LIBOR to include fallback provisions and other measures that contemplated the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. However, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. Certain proposed replacement rates to LIBOR, such as SOFR, which is a broad measure of secured overnight U.S. Treasury repo rates, are materially different from LIBOR, and changes in the applicable spread for financial instruments transitioning away from LIBOR will need to be made to accommodate the differences.
The utilization of an alternative reference rate, or the transition process to an alternative reference rate, may adversely affect the fund’s performance.
Note 11—New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management expects that the adoption of the guidance will not have a material impact to the financial statements.
52	JOHN HANCOCK Strategic Income Opportunities Fund | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Noni L. Ellison
Grace K. Fey
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Christopher M. Chapman, CFA
Thomas C. Goggins
Brad Lutz, CFA
Kisoo Park
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	53

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Dynamic Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

Corporate Bond ETF
Disciplined Value International Select ETF
Dynamic Municipal Bond ETF
Fundamental All Cap Core ETF
International High Dividend ETF
Mortgage-Backed Securities ETF
Multifactor Developed International ETF
Multifactor Emerging Markets ETF
Multifactor Large Cap ETF
Multifactor Mid Cap ETF
Multifactor Small Cap ETF
Preferred Income ETF
U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
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MF3446792	356SA 2/24
4/24

Semiannual report
John Hancock
Funds II
February 29, 2024
Beginning on July 24, 2024, as required by regulations adopted by the U.S. Securities and Exchange Commission, open-end mutual funds and ETFs will transmit tailored annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in shareholder reports transmitted to shareholders, but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

John Hancock Funds II
Semiannual report —table of contents

Funds	Portfolio of investments
Capital Appreciation Fund	6
Capital Appreciation Value Fund	7
Core Bond Fund	13
Health Sciences Fund	26
High Yield Fund	28
Funds	Portfolio of investments
International Strategic Equity Allocation Fund	36
Mid Value Fund	61
Science & Technology Fund	63
U.S. Sector Rotation Fund	64

2

John Hancock Funds II
Sector, industry or portfolio composition

Capital Appreciation Fund
Sector Composition (% of net assets)
Information technology	41.2
Consumer discretionary	21.0
Communication services	12.5
Health care	11.4
Financials	7.6
Consumer staples	2.9
Industrials	2.4
Real estate	1.0
Capital Appreciation Value Fund
Portfolio Composition (% of net assets)
Common stocks	61.8
U.S. Government	11.5
Term loans	10.5
Corporate bonds	10.4
Preferred securities	0.3
Short-term investments and other	5.5
Core Bond Fund
Portfolio Composition (% of total investments)
U.S. Government Agency	27.3
U.S. Government	25.1
Corporate bonds	22.3
Collateralized mortgage obligations	13.8
Asset backed securities	7.0
Foreign government obligations	0.6
Municipal bonds	0.2
Short-term investments	3.7
Health Sciences Fund
Industry Composition (% of net assets)
Biotechnology	31.9
Pharmaceuticals	20.2
Health care providers and services	17.9
Health care equipment and supplies	16.4
Life sciences tools and services	11.7
Health care technology	0.8
Insurance	0.2
Chemicals	0.1
Financial services	0.1
Short-term investments and other	0.7
High Yield Fund
Portfolio Composition (% of net assets)
Corporate bonds	82.4
Asset backed securities	7.3
Term loans	5.7
Common stocks	0.6
Convertible bonds	0.5
Preferred securities	0.4
Foreign government obligations	0.3
Short-term investments and other	2.8
International Strategic Equity Allocation Fund
Sector Composition (% of net assets)
Financials	19.9
Industrials	13.4
Information technology	12.8
Consumer discretionary	11.5
Health care	9.2
Consumer staples	7.1
Materials	6.9
Energy	5.2
Communication services	4.7
Utilities	2.9
Real estate	1.8
Short-term investments and other	4.6
Mid Value Fund
Sector Composition (% of net assets)
Financials	16.2
Industrials	15.8
Information technology	12.4
Health care	9.7
Consumer discretionary	8.4
Real estate	6.5
Energy	6.3
Utilities	6.3
Consumer staples	5.7
Materials	5.5
Communication services	2.5
Short-term investments and other	4.7
Science & Technology Fund
Sector Composition (% of total investments)
Information technology	82.8
Communication services	14.0
Industrials	1.3
Financials	0.8
Consumer discretionary	0.8
Short-term investments	0.3
U.S. Sector Rotation Fund
Sector Composition (% of net assets)
Information technology	29.5
Financials	13.1
Health care	12.1
Consumer discretionary	10.8
Communication services	9.3
Industrials	8.8
Consumer staples	5.2
Energy	3.8
Real estate	1.7
Materials	1.7
Utilities	0.9
Short-term investments and other	3.1
Notes about risk
The funds are subject to various risks as described in the funds' prospectuses. Political tensions, armed conflicts and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, see the funds’ prospectuses.

John Hancock Funds II
Shareholder expense example

As a shareholder of John Hancock Funds II, you incur ongoing costs, such as management fees, distribution (Rule 12b-1) fees and other expenses.
These examples are intended to help you understand your ongoing costs (in dollars) of investing in a fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (September 1, 2023 through February 29, 2024).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
		Account value on 9-1-2023	Ending value on 2-29-2024	Expenses paid during period ended 2-29-2024[1]	Annualized expense ratio
Capital Appreciation Fund
Class 1	Actual expenses/actual returns	$1,000.00	$1,241.30	$4.46	0.80%
	Hypothetical example	1,000.00	1,020.90	4.02	0.80%
Class NAV	Actual expenses/actual returns	1,000.00	1,241.40	4.18	0.75%
	Hypothetical example	1,000.00	1,021.10	3.77	0.75%
Capital Appreciation Value Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$1,082.10	$4.35	0.84%
	Hypothetical example	1,000.00	1,020.70	4.22	0.84%
Core Bond Fund
Class 1	Actual expenses/actual returns	$1,000.00	$1,024.80	$3.37	0.67%
	Hypothetical example	1,000.00	1,021.50	3.37	0.67%
Class NAV	Actual expenses/actual returns	1,000.00	1,024.20	3.12	0.62%
	Hypothetical example	1,000.00	1,021.80	3.12	0.62%
Health Sciences Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$1,111.30	$5.04	0.96%
	Hypothetical example	1,000.00	1,020.10	4.82	0.96%
High Yield Fund
Class 1	Actual expenses/actual returns	$1,000.00	$1,051.80	$4.39	0.86%
	Hypothetical example	1,000.00	1,020.60	4.32	0.86%
International Strategic Equity Allocation Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$1,075.10	$2.94	0.57%
	Hypothetical example	1,000.00	1,022.00	2.87	0.57%
Mid Value Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$1,126.00	$4.65	0.88%
	Hypothetical example	1,000.00	1,020.50	4.42	0.88%
Science & Technology Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$1,209.60	$5.38	0.98%
	Hypothetical example	1,000.00	1,020.00	4.92	0.98%

John Hancock Funds II
Shareholder expense example

		Account value on 9-1-2023	Ending value on 2-29-2024	Expenses paid during period ended 2-29-2024[1]	Annualized expense ratio
U.S. Sector Rotation Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$1,137.40	$2.87	0.54%
	Hypothetical example	1,000.00	1,022.20	2.72	0.54%
[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

Capital Appreciation Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 100.0%
Communication services – 12.5%
Entertainment – 3.0%
Netflix, Inc. (A)	87,250	$52,604,770
Interactive media and services – 8.7%
Alphabet, Inc., Class A (A)	221,788	30,708,766
Alphabet, Inc., Class C (A)	219,980	30,748,804
Meta Platforms, Inc., Class A	182,848	89,619,290
		151,076,860
Media – 0.8%
The Trade Desk, Inc., Class A (A)	156,394	13,360,739
		217,042,369
Consumer discretionary – 21.0%
Automobiles – 2.4%
Tesla, Inc. (A)	206,956	41,780,277
Broadline retail – 9.4%
Amazon.com, Inc. (A)	771,596	136,387,309
MercadoLibre, Inc. (A)	17,598	28,074,089
		164,461,398
Hotels, restaurants and leisure – 2.6%
Airbnb, Inc., Class A (A)	112,997	17,793,638
Chipotle Mexican Grill, Inc. (A)	3,895	10,472,759
Marriott International, Inc., Class A	68,606	17,142,581
		45,408,978
Specialty retail – 3.4%
O'Reilly Automotive, Inc. (A)	17,274	18,784,093
The Home Depot, Inc.	65,095	24,775,808
The TJX Companies, Inc.	162,203	16,080,805
		59,640,706
Textiles, apparel and luxury goods – 3.2%
Lululemon Athletica, Inc. (A)	46,555	21,745,375
LVMH Moet Hennessy Louis Vuitton SE	22,572	20,602,256
NIKE, Inc., Class B	127,396	13,240,266
		55,587,897
		366,879,256
Consumer staples – 2.9%
Consumer staples distribution and retail – 2.0%
Costco Wholesale Corp.	48,100	35,781,109
Personal care products – 0.9%
L'Oreal SA	32,362	15,458,320
		51,239,429
Financials – 7.6%
Banks – 0.4%
NU Holdings, Ltd., Class A (A)	566,916	6,281,429
Capital markets – 1.7%
Moody's Corp.	40,826	15,490,201
The Goldman Sachs Group, Inc.	38,856	15,116,927
		30,607,128
Financial services – 5.5%
Mastercard, Inc., Class A	97,557	46,316,161
Visa, Inc., Class A	173,260	48,970,206
		95,286,367
		132,174,924
Capital Appreciation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care – 11.4%
Biotechnology – 1.5%
Vertex Pharmaceuticals, Inc. (A)	62,774	$26,411,533
Health care equipment and supplies – 1.3%
Intuitive Surgical, Inc. (A)	57,266	22,081,770
Health care providers and services – 1.4%
UnitedHealth Group, Inc.	48,525	23,951,940
Pharmaceuticals – 7.2%
AstraZeneca PLC, ADR	295,957	18,988,601
Eli Lilly & Company	90,227	68,002,285
Novo Nordisk A/S, ADR	329,528	39,467,569
		126,458,455
		198,903,698
Industrials – 2.4%
Aerospace and defense – 0.8%
The Boeing Company (A)	68,936	14,043,642
Ground transportation – 1.6%
Uber Technologies, Inc. (A)	354,695	28,198,253
		42,241,895
Information technology – 41.2%
Electronic equipment, instruments and components – 0.6%
Keysight Technologies, Inc. (A)	72,475	11,182,893
IT services – 2.3%
MongoDB, Inc. (A)	41,765	18,693,179
Snowflake, Inc., Class A (A)	110,010	20,712,683
		39,405,862
Semiconductors and semiconductor equipment – 17.8%
Advanced Micro Devices, Inc. (A)	397,481	76,527,017
ASML Holding NV, NYRS	28,686	27,299,892
Broadcom, Inc.	48,408	62,954,120
NVIDIA Corp.	180,351	142,679,283
		309,460,312
Software – 16.9%
Adobe, Inc. (A)	44,191	24,759,333
Cadence Design Systems, Inc. (A)	81,072	24,676,695
Crowdstrike Holdings, Inc., Class A (A)	64,950	21,053,543
HubSpot, Inc. (A)	20,491	12,680,036
Microsoft Corp.	333,572	137,978,725
Palo Alto Networks, Inc. (A)	29,531	9,170,852
Salesforce, Inc. (A)	116,343	35,929,045
ServiceNow, Inc. (A)	37,832	29,181,335
		295,429,564
Technology hardware, storage and peripherals – 3.6%
Apple, Inc.	346,764	62,677,593
		718,156,224
Real estate – 1.0%
Specialized REITs – 1.0%
American Tower Corp.	85,480	16,998,553
TOTAL COMMON STOCKS (Cost $671,444,226)		$1,743,636,348
SHORT-TERM INVESTMENTS – 0.1%
Short-term funds – 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.2628% (B)	1,657,092	1,657,092
TOTAL SHORT-TERM INVESTMENTS (Cost $1,657,092)		$1,657,092
Total Investments (Capital Appreciation Fund) (Cost $673,101,318) – 100.1%		$1,745,293,440
Other assets and liabilities, net – (0.1%)		(1,278,187)
TOTAL NET ASSETS – 100.0%		$1,744,015,253

The accompanying notes are an integral part of the financial statements.	6

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

Capital Appreciation Fund (continued)
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 2-29-24.
Capital Appreciation Value Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 61.8%
Communication services – 4.0%
Interactive media and services – 4.0%
Alphabet, Inc., Class A (A)(B)	233,214	$32,290,809
Meta Platforms, Inc., Class A (A)	33,335	16,338,484
		48,629,293
Consumer discretionary – 4.4%
Automobile components – 0.1%
Mobileye Global, Inc., Class A (B)	36,452	928,432
Broadline retail – 2.3%
Amazon.com, Inc. (A)(B)	161,251	28,502,727
Hotels, restaurants and leisure – 2.0%
Hilton Worldwide Holdings, Inc. (A)	32,194	6,577,878
McDonald's Corp. (A)	13,900	4,062,692
Yum! Brands, Inc. (A)	98,086	13,577,064
		24,217,634
		53,648,793
Consumer staples – 0.1%
Beverages – 0.1%
Keurig Dr. Pepper, Inc. (A)	25,782	771,140
Energy – 2.7%
Oil, gas and consumable fuels – 2.7%
Canadian Natural Resources, Ltd.	330,049	23,001,115
Chesapeake Energy Corp.	115,185	9,535,014
		32,536,129
Financials – 6.5%
Banks – 0.5%
The PNC Financial Services Group, Inc.	42,587	6,268,806
Capital markets – 2.8%
Intercontinental Exchange, Inc.	102,494	14,187,219
KKR & Company, Inc.	70,893	6,965,946
Morgan Stanley	42,800	3,682,512
The Goldman Sachs Group, Inc.	22,651	8,812,372
		33,648,049
Financial services – 2.1%
Mastercard, Inc., Class A	29,451	13,982,157
Visa, Inc., Class A (A)	43,273	12,230,681
		26,212,838
Insurance – 1.1%
Arthur J. Gallagher & Company	9,400	2,292,942
Marsh & McLennan Companies, Inc.	52,887	10,697,453
		12,990,395
		79,120,088
Health care – 12.9%
Biotechnology – 2.1%
AbbVie, Inc.	61,699	10,862,109
Argenx SE, ADR (B)	5,621	2,136,036
Biogen, Inc. (B)	46,471	10,083,742
Karuna Therapeutics, Inc. (B)	6,131	1,924,950
		25,006,837
Health care equipment and supplies – 3.3%
Becton, Dickinson and Company	99,048	23,330,756
GE HealthCare Technologies, Inc.	119,077	10,869,349
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Teleflex, Inc.	23,800	$5,302,402
		39,502,507
Health care providers and services – 2.7%
Humana, Inc.	9,000	3,152,880
UnitedHealth Group, Inc. (A)	60,737	29,979,783
		33,132,663
Life sciences tools and services – 3.9%
Avantor, Inc. (B)	194,652	4,796,225
Danaher Corp.	65,291	16,527,764
Revvity, Inc.	221,229	24,244,486
Thermo Fisher Scientific, Inc.	3,726	2,124,491
		47,692,966
Pharmaceuticals – 0.9%
Eli Lilly & Company	14,655	11,045,180
		156,380,153
Industrials – 8.8%
Aerospace and defense – 1.2%
Northrop Grumman Corp.	5,400	2,489,508
RTX Corp.	137,834	12,359,575
		14,849,083
Commercial services and supplies – 3.6%
Republic Services, Inc.	13,211	2,425,540
Veralto Corp. (A)	198,840	17,183,753
Waste Connections, Inc.	142,880	23,780,947
		43,390,240
Electrical equipment – 0.6%
AMETEK, Inc.	39,443	7,106,840
Industrial conglomerates – 0.1%
General Electric Company	6,623	1,039,082
Machinery – 3.1%
Fortive Corp. (A)	340,111	28,953,649
Ingersoll Rand, Inc.	104,362	9,531,381
		38,485,030
Professional services – 0.2%
Equifax, Inc.	8,934	2,444,253
		107,314,528
Information technology – 16.3%
Electronic equipment, instruments and components – 1.1%
Teledyne Technologies, Inc. (B)	31,406	13,418,842
Semiconductors and semiconductor equipment – 3.3%
Analog Devices, Inc.	20,960	4,020,547
KLA Corp.	5,935	4,049,451
Lam Research Corp.	5,760	5,404,320
NVIDIA Corp.	26,688	21,113,411
NXP Semiconductors NV	22,270	5,561,487
		40,149,216
Software – 10.3%
Aurora Innovation, Inc. (B)(C)	1,653,210	4,199,153
Intuit, Inc. (A)	22,298	14,781,121
Microsoft Corp. (A)	146,736	60,695,873
PTC, Inc. (B)	70,840	12,964,428
Roper Technologies, Inc.	31,562	17,192,768
Salesforce, Inc. (B)	46,991	14,511,761
		124,345,104
Technology hardware, storage and peripherals – 1.6%
Apple, Inc. (A)	107,748	19,475,451
		197,388,613

The accompanying notes are an integral part of the financial statements.	7

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Materials – 0.9%
Chemicals – 0.8%
Linde PLC	22,806	$10,235,789
Construction materials – 0.1%
Martin Marietta Materials, Inc.	1,658	957,843
		11,193,632
Real estate – 0.3%
Specialized REITs – 0.3%
SBA Communications Corp.	15,146	3,168,998
Utilities – 4.9%
Electric utilities – 1.7%
Exelon Corp.	357,926	12,828,068
Xcel Energy, Inc. (A)	139,113	7,329,864
		20,157,932
Multi-utilities – 2.8%
Ameren Corp.	168,328	11,983,270
CenterPoint Energy, Inc.	431,977	11,879,368
CMS Energy Corp.	11,926	684,195
DTE Energy Company	81,220	8,800,187
NiSource, Inc.	12,753	332,756
Public Service Enterprise Group, Inc.	1,904	118,810
WEC Energy Group, Inc.	8,975	704,448
		34,503,034
Water utilities – 0.4%
Essential Utilities, Inc.	149,716	5,207,122
		59,868,088
TOTAL COMMON STOCKS (Cost $585,805,148)		$750,019,455
PREFERRED SECURITIES – 0.3%
Financials – 0.0%
Capital markets – 0.0%
The Charles Schwab Corp., 5.950%	6,654	168,413
Utilities – 0.3%
Electric utilities – 0.1%
SCE Trust IV, 5.375% (5.375% to 9-15-25, then 3 month CME Term SOFR + 3.394%)	22,358	526,531
Multi-utilities – 0.2%
CMS Energy Corp., 5.875%	56,560	1,422,484
CMS Energy Corp., 5.875%	34,583	855,238
NiSource, Inc., 6.500% (6.500% to 3-15-24, then 5 Year CMT + 3.632% to 3-15-44, then 5 Year CMT + 4.632%)	14,343	358,001
		2,635,723
		3,162,254
TOTAL PREFERRED SECURITIES (Cost $3,362,450)		$3,330,667
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 11.5%
U.S. Government – 11.5%
U.S. Treasury Notes
3.375%, 05/15/2033	$36,177,000	33,749,184
3.875%, 08/15/2033	36,696,900	35,601,727
4.000%, 02/15/2034	22,829,300	22,383,415
4.500%, 11/15/2033	46,628,200	47,509,764
		139,244,090
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $138,635,698)		$139,244,090
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS - 10.4%
Communication services - 1.0%
CCO Holdings LLC
5.000%, 02/01/2028 (D)	$5,270,000	$4,862,874
5.125%, 05/01/2027 (D)	5,736,000	5,421,466
5.500%, 05/01/2026 (D)	419,000	411,682
Lamar Media Corp.
3.625%, 01/15/2031	120,000	103,618
3.750%, 02/15/2028	754,000	699,335
4.875%, 01/15/2029	137,000	129,808
Live Nation Entertainment, Inc. 4.875%, 11/01/2024 (D)	90,000	89,253
		11,718,036
Consumer discretionary - 2.7%
Cedar Fair LP
5.250%, 07/15/2029	1,000,000	944,581
5.375%, 04/15/2027	1,913,000	1,892,548
5.500%, 05/01/2025 (D)	1,206,000	1,201,957
6.500%, 10/01/2028	1,167,000	1,168,975
Clarios Global LP
6.250%, 05/15/2026 (D)	689,000	687,131
6.750%, 05/15/2025 (D)	539,000	538,629
8.500%, 05/15/2027 (D)	1,465,000	1,472,592
Hilton Domestic Operating Company, Inc.
3.625%, 02/15/2032 (D)	1,634,000	1,395,861
3.750%, 05/01/2029 (D)	1,458,000	1,324,341
4.000%, 05/01/2031 (D)	1,841,000	1,635,697
4.875%, 01/15/2030	1,140,000	1,083,901
5.375%, 05/01/2025 (D)	582,000	579,196
5.750%, 05/01/2028 (D)	1,389,000	1,385,169
Hilton Worldwide Finance LLC 4.875%, 04/01/2027	379,000	369,775
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750%, 06/01/2027 (D)	3,194,000	3,112,510
Life Time, Inc. 5.750%, 01/15/2026 (D)	1,160,000	1,150,265
Marriott International, Inc. 3.125%, 06/15/2026	71,000	67,788
Service Corp. International
3.375%, 08/15/2030	669,000	574,350
4.625%, 12/15/2027	109,000	104,566
Six Flags Entertainment Corp. 5.500%, 04/15/2027 (D)	1,863,000	1,823,411
Six Flags Theme Parks, Inc. 7.000%, 07/01/2025 (D)	669,000	670,554
Vail Resorts, Inc. 6.250%, 05/15/2025 (D)	418,000	419,509
Yum! Brands, Inc.
3.625%, 03/15/2031	1,263,000	1,110,687
4.625%, 01/31/2032	2,471,000	2,268,402
4.750%, 01/15/2030 (D)	1,138,000	1,079,575
5.350%, 11/01/2043	2,072,000	1,986,271
5.375%, 04/01/2032	2,622,000	2,517,671
6.875%, 11/15/2037	511,000	554,905
		33,120,817
Energy - 0.1%
Pioneer Natural Resources Company
1.125%, 01/15/2026	100,000	92,815
2.150%, 01/15/2031	250,000	209,150
5.100%, 03/29/2026	205,000	204,777
		506,742
Financials - 3.1%
Alliant Holdings Intermediate LLC
4.250%, 10/15/2027 (D)	375,000	346,112

The accompanying notes are an integral part of the financial statements.	8

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Alliant Holdings Intermediate LLC (continued)
5.875%, 11/01/2029 (D)	$609,000	$557,473
6.750%, 10/15/2027 to 04/15/2028 (D)	3,856,000	3,797,791
7.000%, 01/15/2031 (D)	3,372,000	3,358,815
AmWINS Group, Inc. 4.875%, 06/30/2029 (D)	570,000	525,712
AssuredPartners, Inc. 7.500%, 02/15/2032 (D)	339,000	333,145
BroadStreet Partners, Inc. 5.875%, 04/15/2029 (D)	1,315,000	1,219,737
HUB International, Ltd.
5.625%, 12/01/2029 (D)	908,000	842,752
7.250%, 06/15/2030 (D)	11,331,000	11,558,844
7.375%, 01/31/2032 (D)	6,844,000	6,865,682
Intercontinental Exchange, Inc. 4.000%, 09/15/2027	167,000	161,430
MSCI, Inc.
3.250%, 08/15/2033 (D)	738,000	605,199
3.625%, 09/01/2030 to 11/01/2031 (D)	2,800,000	2,452,770
3.875%, 02/15/2031 (D)	1,165,000	1,036,324
4.000%, 11/15/2029 (D)	1,552,000	1,424,736
Ryan Specialty LLC 4.375%, 02/01/2030 (D)	306,000	284,210
USI, Inc. 7.500%, 01/15/2032 (D)	2,691,000	2,680,909
		38,051,641
Health care - 1.2%
Avantor Funding, Inc.
3.875%, 11/01/2029 (D)	1,021,000	915,123
4.625%, 07/15/2028 (D)	3,658,000	3,452,725
Becton, Dickinson and Company 3.700%, 06/06/2027	418,000	400,733
Biogen, Inc. 3.150%, 05/01/2050	1,213,000	801,278
Charles River Laboratories International, Inc.
3.750%, 03/15/2029 (D)	515,000	464,596
4.000%, 03/15/2031 (D)	899,000	792,927
4.250%, 05/01/2028 (D)	393,000	368,595
GE HealthCare Technologies, Inc. 5.650%, 11/15/2027	303,000	307,765
Heartland Dental LLC
8.500%, 05/01/2026 (D)	796,000	782,070
10.500%, 04/30/2028 (D)	1,169,000	1,227,450
Hologic, Inc. 3.250%, 02/15/2029 (D)	609,000	542,989
IQVIA, Inc.
5.000%, 05/15/2027 (D)	551,000	536,420
5.700%, 05/15/2028	1,562,000	1,573,340
6.500%, 05/15/2030 (D)	391,000	396,419
PRA Health Sciences, Inc. 2.875%, 07/15/2026 (D)	436,000	403,055
Surgery Center Holdings, Inc. 10.000%, 04/15/2027 (D)	808,000	811,959
Teleflex, Inc.
4.250%, 06/01/2028 (D)	145,000	135,370
4.625%, 11/15/2027	952,000	909,041
		14,821,855
Industrials - 1.6%
Booz Allen Hamilton, Inc.
3.875%, 09/01/2028 (D)	754,000	699,621
4.000%, 07/01/2029 (D)	521,000	480,956
5.950%, 08/04/2033	363,000	372,353
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Delta Air Lines, Inc. 4.750%, 10/20/2028 (D)	$1,136,223	$1,110,671
GFL Environmental, Inc.
4.000%, 08/01/2028 (D)	634,000	581,297
4.375%, 08/15/2029 (D)	520,000	473,757
4.750%, 06/15/2029 (D)	1,355,000	1,268,736
6.750%, 01/15/2031 (D)	337,000	344,704
Howmet Aerospace, Inc.
3.000%, 01/15/2029	754,000	676,244
5.900%, 02/01/2027	331,000	334,164
Korn Ferry 4.625%, 12/15/2027 (D)	818,000	773,037
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (D)	1,706,095	1,706,512
Sensata Technologies BV
4.000%, 04/15/2029 (D)	1,016,000	921,439
5.000%, 10/01/2025 (D)	700,000	693,473
5.875%, 09/01/2030 (D)	427,000	415,873
Sensata Technologies, Inc.
3.750%, 02/15/2031 (D)	796,000	680,699
4.375%, 02/15/2030 (D)	322,000	293,403
TransDigm, Inc.
5.500%, 11/15/2027	1,216,000	1,174,132
6.375%, 03/01/2029 (D)	2,506,000	2,517,328
6.625%, 03/01/2032 (D)	2,505,000	2,520,652
7.125%, 12/01/2031 (D)	663,000	680,119
United Airlines 2012-1 Class A Pass Through Trust 4.150%, 10/11/2025	642,661	641,056
US Airways 2012-2 Class A Pass Through Trust 4.625%, 06/03/2025	112,033	110,121
US Airways 2013-1 Class A Pass Through Trust 3.950%, 05/15/2027	246,474	239,628
		19,709,975
Information technology - 0.3%
Black Knight InfoServ LLC 3.625%, 09/01/2028 (D)	264,000	248,160
Clarivate Science Holdings Corp.
3.875%, 07/01/2028 (D)	299,000	272,938
4.875%, 07/01/2029 (D)	220,000	199,521
Crowdstrike Holdings, Inc. 3.000%, 02/15/2029	150,000	132,367
Gartner, Inc.
3.625%, 06/15/2029 (D)	940,000	842,236
3.750%, 10/01/2030 (D)	333,000	294,728
4.500%, 07/01/2028 (D)	483,000	457,200
PTC, Inc. 4.000%, 02/15/2028 (D)	468,000	436,639
UKG, Inc. 6.875%, 02/01/2031 (D)	662,000	668,885
		3,552,674
Materials - 0.1%
Ball Corp. 6.000%, 06/15/2029	792,000	795,839
Real estate - 0.3%
SBA Communications Corp.
3.125%, 02/01/2029	1,484,000	1,313,332
3.875%, 02/15/2027	1,915,000	1,806,971
SBA Tower Trust 6.599%, 01/15/2028 (D)	68,000	69,710
VICI Properties LP
3.750%, 02/15/2027 (D)	140,000	131,698

The accompanying notes are an integral part of the financial statements.	9

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
VICI Properties LP (continued)
4.125%, 08/15/2030 (D)	$309,000	$277,166
5.750%, 02/01/2027 (D)	294,000	292,648
		3,891,525
TOTAL CORPORATE BONDS (Cost $126,180,776)		$126,169,104
TERM LOANS (E) – 10.5%
Communication services – 0.1%
Charter Communications Operating LLC, 2019 Term Loan B2 (1 month CME Term SOFR + 1.750%) 7.076%, 02/01/2027	1,181,010	1,176,026
Consumer discretionary – 0.8%
Hilton Domestic Operating Company, Inc., 2023 Term Loan B3 (1 month CME Term SOFR + 1.750%) 7.171%, 06/21/2028	3,647,965	3,647,308
IRB Holding Corp., 2024 Term Loan B (1 month CME Term SOFR + 2.750%) 8.176%, 12/15/2027	4,281,990	4,274,539
New Red Finance, Inc., 2023 Term Loan B5 (1 month CME Term SOFR + 2.250%) 7.576%, 09/20/2030	1,607,186	1,598,860
		9,520,707
Consumer staples – 0.2%
Sunshine Luxembourg VII Sarl, 2021 USD Term Loan B3 (3 month CME Term SOFR + 3.500%) 8.948%, 10/01/2026	2,982,172	2,985,065
Financials – 3.6%
Alliant Holdings Intermediate LLC, 2023 Term Loan B6 (1 month CME Term SOFR + 3.500%) 8.821%, 11/06/2030	6,129,736	6,130,901
AssuredPartners, Inc., 2020 Term Loan B (1 month CME Term SOFR + 3.500%) 8.941%, 02/12/2027	384,100	384,208
AssuredPartners, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.500%) 8.941%, 02/12/2027	231,826	231,826
AssuredPartners, Inc., 2022 Term Loan (1 month CME Term SOFR + 3.500%) 8.826%, 02/12/2027	1,137,125	1,137,125
AssuredPartners, Inc., 2023 Term Loan B4 (1 month CME Term SOFR + 3.750%) 9.076%, 02/12/2027	2,088,186	2,089,231
AssuredPartners, Inc., 2024 Incremental Term Loan B5 TBD 02/08/2031 (F)	1,355,651	1,354,811
BroadStreet Partners, Inc., 2020 Term Loan B (1 month CME Term SOFR + 3.000%) 8.441%, 01/27/2027	1,186,545	1,184,326
BroadStreet Partners, Inc., 2023 Term Loan B3 (1 month CME Term SOFR + 3.750%) 9.076%, 01/27/2029	2,637,626	2,636,254
HUB International, Ltd., 2024 Term Loan B (3 month CME Term SOFR + 3.250%) 8.574%, 06/20/2030	17,428,320	17,406,535
Ryan Specialty LLC, Term Loan (1 month CME Term SOFR + 2.750%) 8.076%, 09/01/2027	997,546	997,546
USI, Inc., 2023 Acquisition Term Loan (3 month CME Term SOFR + 3.250%) 8.598%, 09/27/2030	5,493,352	5,489,946
Capital Appreciation Value Fund (continued)
		Shares or Principal Amount	Value
TERM LOANS (E)(continued)
Financials (continued)
USI, Inc., 2023 Term Loan B (3 month CME Term SOFR + 3.000%) 8.348%, 11/22/2029		$4,276,500	4,271,154
			43,313,863
Health care – 1.5%
ADMI Corp., 2021 Incremental Term Loan B3 (1 month CME Term SOFR + 3.750%) 9.191%, 12/23/2027		2,955,518	2,842,853
ADMI Corp., 2021 Term Loan B2 (1 month CME Term SOFR + 3.375%) 8.816%, 12/23/2027		1,718,057	1,641,965
ADMI Corp., 2023 Term Loan B5 (1 month CME Term SOFR + 5.750%) 11.076%, 12/23/2027		368,361	366,704
athenahealth, Inc., 2022 Term Loan B (1 month CME Term SOFR + 3.250%) 8.576%, 02/15/2029		4,346,665	4,305,241
Avantor Funding, Inc., 2021 Term Loan B5 (1 month CME Term SOFR + 2.250%) 7.676%, 11/08/2027		92,852	92,900
Heartland Dental LLC, 2023 Term Loan B (1 month CME Term SOFR + 5.000%) 10.320%, 04/28/2028		4,087,554	4,087,554
Loire Finco Luxembourg Sarl, 2021 USD Term Loan B2 (1 month CME Term SOFR + 3.750%) 9.176%, 04/21/2027		715,488	698,316
Loire Finco Luxembourg Sarl, USD Term Loan B (1 month CME Term SOFR + 3.500%) 8.926%, 04/21/2027		3,864,526	3,767,913
			17,803,446
Industrials – 1.3%
Filtration Group Corp., 2021 Incremental Term Loan (1 month CME Term SOFR + 3.500%) 8.941%, 10/21/2028		1,170,790	1,170,274
Filtration Group Corp., 2023 EUR Term Loan (1 month EURIBOR + 4.250%) 8.105%, 10/21/2028	EUR	2,271,977	2,447,939
Filtration Group Corp., 2023 USD Term Loan (1 month CME Term SOFR + 4.250%) 9.691%, 10/21/2028		$2,987,022	2,987,589
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month CME Term SOFR + 5.250%) 10.770%, 06/21/2027		4,739,285	4,876,630
SkyMiles IP, Ltd., 2020 Skymiles Term Loan B (3 month CME Term SOFR + 3.750%) 9.068%, 10/20/2027		1,764,975	1,813,106
TransDigm, Inc., 2022 Term Loan H (3 month CME Term SOFR + 3.250%) 8.598%, 02/22/2027		869,088	870,913
TransUnion LLC, 2019 Term Loan B5 (1 month CME Term SOFR + 1.750%) 7.176%, 11/16/2026		1,448,966	1,446,706
			15,613,157
Information technology – 2.8%
Applied Systems, Inc., 2022 Extended 1st Lien Term Loan (3 month CME Term SOFR + 4.500%) 8.821%, 09/18/2026		6,836,996	6,855,319
Applied Systems, Inc., 2024 1st Lien Term Loan TBD 02/24/2031 (F)		2,679,609	2,689,095
Applied Systems, Inc., 2024 2nd Lien Term Loan TBD 02/06/2032 (F)		1,422,401	1,454,405
Azalea TopCo, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.750%) 9.191%, 07/24/2026		1,533,735	1,522,232

The accompanying notes are an integral part of the financial statements.	10

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (E)(continued)
Information technology (continued)
Azalea TopCo, Inc., 2022 Incremental Term Loan (1 month CME Term SOFR + 3.750%) 9.176%, 07/24/2026	$717,727	712,523
Azalea TopCo, Inc., Term Loan (1 month CME Term SOFR + 3.500%) 8.941%, 07/24/2026	4,052,817	4,019,057
Ellucian Holdings, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.500%) 8.821%, 10/07/2027	2,877,871	2,874,274
Ellucian Holdings, Inc., 2022 Incremental Term Loan B (1 month CME Term SOFR + 4.250%) 9.571%, 10/07/2027	558,925	557,879
Epicor Software Corp., 2020 Term Loan (1 month CME Term SOFR + 3.250%) 8.691%, 07/30/2027	659,287	660,731
Epicor Software Corp., 2023 Incremental Term Loan (1 month CME Term SOFR + 3.750%) 9.076%, 07/30/2027	143,715	144,321
Quartz Acquireco LLC, Term Loan B (1 month CME Term SOFR + 3.500%) 8.826%, 06/28/2030	143,572	143,392
RealPage, Inc., 1st Lien Term Loan (1 month CME Term SOFR + 3.000%) 8.441%, 04/24/2028	2,537,937	2,467,839
RealPage, Inc., 2nd Lien Term Loan (1 month CME Term SOFR + 6.500%) 11.941%, 04/23/2029	225,000	223,079
Severin Acquisition LLC, 2018 Term Loan B (3 month CME Term SOFR + 3.250%) 8.563%, 08/01/2027	353,545	353,609
Storable, Inc., Term Loan B (1 and 3 month CME Term SOFR + 3.500%) 8.780%, 04/17/2028	1,363,923	1,361,373
UKG, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.500%) 8.814%, 02/10/2031	8,337,809	8,341,728
		34,380,856
Real estate – 0.2%
SBA Senior Finance II LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.000%) 7.330%, 01/25/2031	2,101,397	2,099,212
TOTAL TERM LOANS (Cost $126,839,453)		$126,892,332
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 6.4%
Short-term funds – 6.4%
John Hancock Collateral Trust, 5.2759% (G)(H)	136,077	$1,360,825
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.2628% (G)	7,423,489	7,423,489
T. Rowe Price Government Reserve Fund, 5.3661% (G)	69,158,715	69,158,715
TOTAL SHORT-TERM INVESTMENTS (Cost $77,942,401)		$77,943,029
Total Investments (Capital Appreciation Value Fund) (Cost $1,058,765,926) – 100.9%		$1,223,598,677
Other assets and liabilities, net – (0.9%)		(10,918,352)
TOTAL NET ASSETS – 100.0%		$1,212,680,325
Currency Abbreviations
EUR	Euro
Security Abbreviations and Legend
ADR	American Depositary Receipt
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 2-29-24.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(F)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(G)	The rate shown is the annualized seven-day yield as of 2-29-24.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
CITI	AbbVie, Inc.	USD	160.00	Jan 2025	103	10,300	$124,321	$(260,481)
CITI	AbbVie, Inc.	USD	165.00	Jan 2025	104	10,400	104,728	(226,933)
JPM	AbbVie, Inc.	USD	165.00	Jan 2025	26	2,600	18,648	(56,733)
JPM	AbbVie, Inc.	USD	170.00	Jan 2025	27	2,700	14,794	(50,187)
CITI	AbbVie, Inc.	USD	175.00	Jan 2025	130	13,000	87,360	(203,419)
UBS	Analog Devices, Inc.	USD	210.00	Jun 2024	8	800	11,085	(3,323)
UBS	Analog Devices, Inc.	USD	220.00	Jun 2024	8	800	8,302	(1,726)
JPM	Arthur J. Gallagher & Company	USD	250.00	Nov 2024	35	3,500	31,570	(60,447)
JPM	Arthur J. Gallagher & Company	USD	250.00	Nov 2024	33	3,300	33,891	(56,992)
JPM	Exelon Corp.	USD	47.00	Jun 2024	16	1,600	2,144	(10)
CITI	Intercontinental Exchange, Inc.	USD	125.00	Jan 2025	54	5,400	33,532	(116,235)
CITI	Intercontinental Exchange, Inc.	USD	125.00	Jan 2025	40	4,000	29,795	(86,100)
The accompanying notes are an integral part of the financial statements.	11

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
CITI	Intercontinental Exchange, Inc.	USD	130.00	Jan 2025	54	5,400	$23,821	$(96,713)
CITI	Intercontinental Exchange, Inc.	USD	130.00	Jan 2025	40	4,000	21,433	(71,639)
BOA	Intercontinental Exchange, Inc.	USD	140.00	Jan 2025	34	3,400	19,720	(39,687)
BOA	Intercontinental Exchange, Inc.	USD	140.00	Jan 2025	36	3,600	20,232	(42,021)
BOA	Intercontinental Exchange, Inc.	USD	145.00	Jan 2025	34	3,400	13,906	(31,014)
BOA	Intercontinental Exchange, Inc.	USD	145.00	Jan 2025	37	3,700	14,615	(33,750)
WFB	Linde PLC	USD	440.00	Jan 2025	12	1,200	22,172	(55,969)
WFB	Linde PLC	USD	440.00	Jan 2025	10	1,000	18,400	(46,641)
WFB	Linde PLC	USD	450.00	Jan 2025	10	1,000	14,822	(40,722)
WFB	Linde PLC	USD	450.00	Jan 2025	12	1,200	17,868	(48,867)
WFB	Linde PLC	USD	460.00	Jan 2025	14	1,400	28,858	(49,364)
WFB	Linde PLC	USD	460.00	Jan 2025	15	1,500	39,132	(52,890)
WFB	Linde PLC	USD	480.00	Jan 2025	14	1,400	19,953	(36,091)
WFB	Linde PLC	USD	480.00	Jan 2025	15	1,500	27,437	(38,669)
GSI	Marsh & McLennan Companies, Inc.	USD	210.00	Jul 2024	30	3,000	23,768	(18,782)
GSI	Marsh & McLennan Companies, Inc.	USD	220.00	Jul 2024	30	3,000	12,117	(8,272)
GSI	Marsh & McLennan Companies, Inc.	USD	210.00	Dec 2024	61	6,100	48,983	(78,304)
GSI	Marsh & McLennan Companies, Inc.	USD	210.00	Dec 2024	63	6,300	54,621	(80,871)
JPM	Mastercard, Inc., Class A	USD	480.00	Jan 2025	18	1,800	43,326	(78,945)
JPM	Mastercard, Inc., Class A	USD	490.00	Jan 2025	19	1,900	38,513	(72,903)
JPM	Mastercard, Inc., Class A	USD	500.00	Jan 2025	18	1,800	30,276	(59,984)
UBS	McDonald's Corp.	USD	320.00	Jan 2025	23	2,300	32,016	(23,088)
UBS	McDonald's Corp.	USD	320.00	Jan 2025	23	2,300	27,186	(23,088)
UBS	McDonald's Corp.	USD	325.00	Jan 2025	23	2,300	27,186	(19,435)
UBS	McDonald's Corp.	USD	325.00	Jan 2025	23	2,300	22,931	(19,435)
UBS	McDonald's Corp.	USD	330.00	Jan 2025	24	2,400	23,928	(16,943)
UBS	McDonald's Corp.	USD	330.00	Jan 2025	23	2,300	19,481	(16,237)
BARC	Northrop Grumman Corp.	USD	490.00	Jan 2025	54	5,400	124,688	(159,332)
WFB	NXP Semiconductors NV	USD	220.00	Jun 2024	11	1,100	20,519	(41,436)
WFB	Republic Services, Inc.	USD	170.00	Jul 2024	14	1,400	7,001	(25,444)
WFB	Republic Services, Inc.	USD	175.00	Jul 2024	14	1,400	4,487	(19,804)
CITI	Roper Technologies, Inc.	USD	580.00	Dec 2024	8	800	19,174	(21,842)
CITI	Roper Technologies, Inc.	USD	580.00	Dec 2024	6	600	14,961	(16,381)
CITI	Roper Technologies, Inc.	USD	580.00	Dec 2024	13	1,300	37,285	(35,493)
CITI	Roper Technologies, Inc.	USD	600.00	Dec 2024	8	800	13,840	(15,973)
CITI	Roper Technologies, Inc.	USD	600.00	Dec 2024	6	600	10,854	(11,980)
CITI	Roper Technologies, Inc.	USD	600.00	Dec 2024	13	1,300	26,122	(25,956)
CITI	Roper Technologies, Inc.	USD	600.00	Dec 2024	4	400	9,119	(7,986)
CITI	Roper Technologies, Inc.	USD	600.00	Dec 2024	7	700	16,366	(13,976)
CITI	Roper Technologies, Inc.	USD	620.00	Dec 2024	4	400	5,095	(5,823)
CITI	Roper Technologies, Inc.	USD	620.00	Dec 2024	7	700	9,246	(10,191)
CITI	Roper Technologies, Inc.	USD	640.00	Dec 2024	4	400	3,207	(4,289)
CITI	Roper Technologies, Inc.	USD	640.00	Dec 2024	7	700	5,874	(7,505)
GSI	Salesforce, Inc.	USD	230.00	Jun 2024	8	800	19,198	(66,735)
GSI	Salesforce, Inc.	USD	240.00	Jun 2024	8	800	15,965	(59,296)
CITI	UnitedHealth Group, Inc.	USD	580.00	Jan 2025	46	4,600	195,940	(72,154)
JPM	UnitedHealth Group, Inc.	USD	600.00	Jan 2025	58	5,800	184,720	(66,505)
GSI	Visa, Inc., Class A	USD	250.00	Jun 2024	4	400	5,788	(15,483)
GSI	Visa, Inc., Class A	USD	260.00	Jun 2024	4	400	4,268	(12,016)
GSI	Visa, Inc., Class A	USD	305.00	Jan 2025	29	2,900	32,248	(45,303)
GSI	Visa, Inc., Class A	USD	310.00	Jan 2025	29	2,900	27,898	(39,470)
GSI	Visa, Inc., Class A	USD	315.00	Jan 2025	30	3,000	24,660	(35,400)
WFB	Yum! Brands, Inc.	USD	140.00	Jan 2025	18	1,800	10,666	(18,954)
WFB	Yum! Brands, Inc.	USD	140.00	Jan 2025	7	700	3,992	(7,371)
WFB	Yum! Brands, Inc.	USD	140.00	Jan 2025	10	1,000	5,352	(10,530)
WFB	Yum! Brands, Inc.	USD	140.00	Jan 2025	26	2,600	15,720	(27,378)
JPM	Yum! Brands, Inc.	USD	145.00	Jan 2025	67	6,700	39,787	(53,037)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2025	54	5,400	24,271	(42,746)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2025	38	3,800	19,855	(30,081)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2025	17	1,700	9,215	(13,457)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2025	18	1,800	6,952	(14,249)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2025	7	700	2,579	(5,541)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2025	10	1,000	3,404	(7,916)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2025	26	2,600	10,293	(20,582)
The accompanying notes are an integral part of the financial statements.	12

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
JPM	Yum! Brands, Inc.	USD	150.00	Jan 2025	67	6,700	$27,032	$(38,492)
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2025	54	5,400	16,955	(31,023)
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2025	38	3,800	13,939	(21,831)
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2025	17	1,700	6,495	(9,767)
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2025	18	1,800	4,247	(10,341)
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2025	7	700	1,558	(4,022)
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2025	10	1,000	2,015	(5,745)
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2025	26	2,600	6,322	(14,937)
							$2,276,043	$(3,546,683)
Derivatives Currency Abbreviations
USD	U.S. Dollar
Derivatives Abbreviations
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
UBS	UBS AG
WFB	Wells Fargo Bank, N.A.
See Notes to financial statements regarding investment transactions and other derivatives information.
Core Bond Fund
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 56.0%
U.S. Government – 26.8%
U.S. Treasury Bonds
1.125%, 05/15/2040 to 08/15/2040	$47,148,000	$28,817,912
1.375%, 11/15/2040	30,307,000	19,247,313
1.750%, 08/15/2041	46,018,000	30,646,909
2.000%, 11/15/2041	23,163,000	16,036,758
2.375%, 02/15/2042 to 05/15/2051	23,073,000	16,050,141
2.875%, 05/15/2052	5,468,000	4,117,233
3.125%, 11/15/2041	6,085,000	5,066,000
3.625%, 02/15/2053 to 05/15/2053	18,241,000	15,949,577
3.875%, 05/15/2043	21,733,000	19,873,810
4.125%, 08/15/2053	8,916,000	8,535,677
4.250%, 02/15/2054	8,933,000	8,765,506
4.375%, 08/15/2043	6,271,000	6,139,701
4.500%, 02/15/2044	77,000	76,976
4.750%, 11/15/2043 to 11/15/2053	8,480,000	8,786,277
U.S. Treasury Notes
0.375%, 07/31/2027	13,419,000	11,727,996
0.750%, 01/31/2028	4,445,000	3,876,179
1.000%, 07/31/2028	16,753,000	14,548,933
1.125%, 10/31/2026 to 08/31/2028	9,252,000	8,426,571
1.250%, 04/30/2028 to 09/30/2028	31,476,000	27,767,876
1.500%, 08/15/2026	3,854,000	3,586,478
2.000%, 11/15/2026	8,142,000	7,636,624
2.375%, 03/31/2029	10,513,000	9,607,486
2.625%, 07/31/2029	1,916,000	1,764,591
2.750%, 07/31/2027	6,437,000	6,106,098
2.875%, 08/15/2028	6,935,000	6,535,696
3.250%, 06/30/2029	18,653,000	17,743,666
3.625%, 03/31/2030	4,580,000	4,419,700
3.875%, 11/30/2027 to 12/31/2029	17,462,000	17,116,043
Core Bond Fund (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
4.000%, 01/15/2027 to 02/15/2034	$43,443,000	$42,780,764
4.125%, 01/31/2025 to 02/15/2027	39,696,000	39,369,868
4.250%, 01/31/2026 to 02/28/2031	54,948,000	54,889,500
4.375%, 10/31/2024	81,000	80,544
4.500%, 11/30/2024	88,000	87,526
4.625%, 02/28/2026	9,934,000	9,933,224
5.000%, 09/30/2025	5,851,000	5,869,741
		481,984,894
U.S. Government Agency – 29.2%
Federal Home Loan Bank 1.250%, (1.250% to 9-30-24, 1.500% to 9-30-25, 1.750% to 9-30-26, 2.000% to 9-30-27, 2.250% to 9-30-28, 2.500% to 9-30-29, 3.000% to 3-30-30, 3.500% to 9-30-30, 4.000% to 3-30-31, then 4.500% thereafter), 09/30/2031	3,105,000	2,605,755
Federal Home Loan Mortgage Corp.
2.000%, 07/01/2032 to 12/01/2051	26,288,596	22,140,926
2.500%, 04/01/2042 to 03/01/2052	12,012,650	10,248,098
3.000%, 09/01/2033 to 02/01/2047	16,944,307	15,067,666
3.127%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.640%), 11/01/2048 (A)	949,491	932,273
3.209%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.633%), 02/01/2050 (A)	1,224,090	1,213,805
3.912%, (30 day Average SOFR + 2.130%), 07/01/2052 (A)	713,166	680,222

The accompanying notes are an integral part of the financial statements.	13

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
3.967%, (30 day Average SOFR + 2.140%), 08/01/2052 (A)	$947,271	$891,269
4.000%, 07/01/2049 to 03/01/2050	4,869,405	4,597,022
4.123%, (30 day Average SOFR + 2.380%), 09/01/2052 (A)	494,384	474,565
4.190%, (30 day Average SOFR + 2.304%), 05/01/2053 (A)	3,141,964	3,046,660
4.299%, (30 day Average SOFR + 2.130%), 07/01/2052 (A)	844,615	816,347
4.495%, 12/14/2029 (B)	2,068,000	1,597,198
4.500%, 06/01/2039 to 07/01/2039	91,971	88,437
5.128%, (30 day Average SOFR + 2.214%), 08/01/2053 (A)	699,115	692,700
5.180%, (30 day Average SOFR + 2.300%), 06/01/2053 (A)	623,891	618,959
5.281%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.638%), 03/01/2049 (A)	566,836	574,634
5.919%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.637%), 04/01/2048 (A)	1,358,164	1,379,326
5.921%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.732%), 01/01/2044 (A)	240,404	244,327
6.673%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.678%), 09/01/2047 (A)	619,408	630,481
6.809%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.642%), 08/01/2043 (A)	113,225	114,378
6.857%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.638%), 09/01/2045 (A)	934,003	948,689
6.881%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.635%), 07/01/2043 (A)	66,689	67,920
7.013%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.645%), 10/01/2043 (A)	117,599	119,599
7.045%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.650%), 03/01/2043 (A)	99,834	101,201
7.169%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.603%), 09/01/2043 (A)	63,006	64,128
7.189%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.629%), 11/01/2043 (A)	89,673	90,553
7.452%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.609%), 10/01/2043 (A)	115,537	117,250
7.463%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.770%), 09/01/2042 (A)	99,617	101,896
7.511%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.677%), 02/01/2043 (A)	162,104	164,746
Federal National Mortgage Association
1.500%, 11/01/2041 to 07/01/2051	12,426,454	9,592,583
1.520%, 08/21/2035	2,984,000	2,101,692
1.900%, 01/25/2036	2,659,000	1,940,294
2.000%, TBA (C)	6,700,000	5,266,540
Core Bond Fund (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
2.000%, 03/01/2028 to 03/01/2047	$94,846,997	$79,516,612
2.500%, 12/01/2040 to 03/01/2052	19,139,777	16,486,762
2.776%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.606%), 06/01/2050 (A)	868,346	802,179
3.000%, 11/01/2039 to 02/01/2055	117,688,346	103,805,801
3.052%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.603%), 03/01/2050 (A)	1,846,564	1,835,804
3.500%, 05/01/2037 to 04/01/2050	51,768,586	47,356,766
3.677%, (30 day Average SOFR + 2.370%), 08/01/2052 (A)	1,027,877	975,142
3.962%, (30 day Average SOFR + 2.120%), 08/01/2052 (A)	409,305	386,419
4.000%, 01/01/2027 to 05/01/2049	26,547,413	25,315,201
4.122%, (30 day Average SOFR + 2.120%), 09/01/2052 (A)	1,579,066	1,536,424
4.141%, (30 day Average SOFR + 2.132%), 10/01/2052 (A)	4,236,365	4,122,166
4.143%, (30 day Average SOFR + 2.120%), 07/01/2052 (A)	1,415,210	1,345,611
4.208%, (30 day Average SOFR + 2.128%), 11/01/2052 (A)	1,248,464	1,216,287
4.213%, (30 day Average SOFR + 2.370%), 09/01/2052 (A)	467,773	452,006
4.296%, (30 day Average SOFR + 2.126%), 08/01/2052 (A)	1,870,966	1,814,448
4.355%, (30 day Average SOFR + 2.125%), 07/01/2052 (A)	1,744,173	1,695,324
4.500%, 06/01/2041 to 11/01/2048	3,968,086	3,854,268
4.573%, 11/15/2030 (B)	6,077,000	4,482,158
4.616%, (30 day Average SOFR + 2.125%), 08/01/2052 (A)	2,013,868	1,974,282
4.629%, (30 day Average SOFR + 2.123%), 08/01/2052 (A)	1,547,334	1,500,136
4.648%, (30 day Average SOFR + 2.130%), 08/01/2052 (A)	1,640,293	1,609,621
5.691%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.582%), 01/01/2046 (A)	1,627,024	1,659,286
5.726%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.578%), 06/01/2045 (A)	666,142	680,085
6.000%, TBA (C)	22,800,000	22,899,750
6.500%, TBA (C)	31,600,000	32,153,000
6.723%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.560%), 06/01/2043 (A)	78,924	80,383
7.000%, TBA (C)	7,900,000	8,106,549
7.000%, 01/01/2054	7,350,752	7,583,194
7.192%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.582%), 10/01/2043 (A)	234,278	238,190
7.361%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.664%), 01/01/2043 (A)	54,446	55,469
7.500%, 01/01/2054	4,116,859	4,273,865
Government National Mortgage Association
2.500%, 12/20/2037 to 06/20/2038	4,447,729	4,030,095
3.000%, 06/20/2043 to 10/20/2050	14,368,574	12,669,375
3.500%, 01/20/2048	686,927	623,990

The accompanying notes are an integral part of the financial statements.	14

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
4.000%, 03/20/2048 to 04/20/2048	$823,035	$770,988
4.500%, 08/15/2047 to 02/20/2049	848,022	821,005
6.000%, 01/20/2053	6,380,358	6,532,926
6.500%, TBA (C)	30,300,000	30,703,712
		525,297,418
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,031,232,380)		$1,007,282,312
FOREIGN GOVERNMENT OBLIGATIONS – 0.7%
Australia – 0.1%
Export Finance & Insurance Corp. 4.625%, 10/26/2027 (D)	2,310,000	2,313,950
Bermuda – 0.0%
Government of Bermuda 5.000%, 07/15/2032 (D)	693,000	664,448
Israel – 0.1%
State of Israel
3.875%, 07/03/2050	483,000	353,944
4.500%, 01/17/2033	1,491,000	1,382,903
		1,736,847
Mexico – 0.3%
Government of Mexico
2.659%, 05/24/2031	1,112,000	918,946
3.250%, 04/16/2030	504,000	445,515
3.500%, 02/12/2034	3,161,000	2,608,170
6.000%, 05/07/2036	889,000	884,756
6.400%, 05/07/2054	614,000	604,038
		5,461,425
Panama – 0.1%
Republic of Panama
6.853%, 03/28/2054	1,170,000	1,027,502
8.000%, 03/01/2038	499,000	510,184
		1,537,686
Paraguay – 0.1%
Republic of Paraguay 5.400%, 03/30/2050 (D)	1,034,000	886,655
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $12,736,225)		$12,601,011
CORPORATE BONDS – 23.8%
Communication services – 1.6%
AT&T, Inc.
3.500%, 06/01/2041 to 09/15/2053	1,635,000	1,173,987
3.550%, 09/15/2055	997,000	679,185
3.650%, 09/15/2059	631,000	426,811
3.800%, 12/01/2057	1,814,000	1,276,665
5.400%, 02/15/2034	3,419,000	3,423,516
Charter Communications Operating LLC
3.500%, 06/01/2041 to 03/01/2042	2,001,000	1,311,557
3.900%, 06/01/2052	523,000	328,809
5.250%, 04/01/2053	832,000	648,028
5.500%, 04/01/2063	343,000	265,310
6.150%, 11/10/2026	1,380,000	1,392,062
Comcast Corp.
2.987%, 11/01/2063	754,000	452,992
4.049%, 11/01/2052	650,000	513,080
5.350%, 11/15/2027	1,324,000	1,344,656
Discovery Communications LLC 4.000%, 09/15/2055	705,000	466,652
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Meta Platforms, Inc.
5.600%, 05/15/2053	$1,270,000	$1,314,888
5.750%, 05/15/2063	1,270,000	1,329,566
Paramount Global 4.950%, 05/19/2050	814,000	579,162
T-Mobile USA, Inc.
1.500%, 02/15/2026	451,000	418,953
2.250%, 02/15/2026	1,407,000	1,325,555
2.550%, 02/15/2031	1,007,000	849,032
3.750%, 04/15/2027	2,143,000	2,054,187
5.050%, 07/15/2033	1,672,000	1,635,308
5.150%, 04/15/2034	1,322,000	1,301,744
5.750%, 01/15/2034	1,333,000	1,372,078
Verizon Communications, Inc.
2.355%, 03/15/2032	2,017,000	1,635,360
2.650%, 11/20/2040	844,000	581,901
5.500%, 02/23/2054	1,195,000	1,180,600
		29,281,644
Consumer discretionary – 1.3%
Ford Motor Credit Company LLC 2.900%, 02/10/2029	2,723,000	2,372,348
General Motors Financial Company, Inc. 5.750%, 02/08/2031	1,648,000	1,643,213
Hyundai Capital America
1.300%, 01/08/2026 (D)	1,270,000	1,177,058
5.500%, 03/30/2026 (D)	687,000	687,537
5.600%, 03/30/2028 (D)	2,096,000	2,115,329
5.700%, 06/26/2030 (D)	661,000	671,813
5.950%, 09/21/2026 (D)	1,868,000	1,889,076
6.500%, 01/16/2029 (D)	1,523,000	1,593,875
Lowe's Companies, Inc.
4.250%, 04/01/2052	1,915,000	1,538,560
5.625%, 04/15/2053	1,307,000	1,297,150
5.750%, 07/01/2053	991,000	1,001,097
5.850%, 04/01/2063	336,000	338,948
McDonald's Corp.
4.700%, 12/09/2035	1,126,000	1,081,721
4.800%, 08/14/2028	1,334,000	1,330,266
5.450%, 08/14/2053	619,000	616,923
Starbucks Corp. 4.850%, 02/08/2027	3,296,000	3,278,688
The Trustees of the University of Pennsylvania 3.610%, 02/15/2119	954,000	663,608
		23,297,210
Consumer staples – 1.6%
Anheuser-Busch Companies LLC 4.700%, 02/01/2036	2,047,000	1,959,205
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 04/15/2038 (E)	868,000	793,755
5.800%, 01/23/2059	501,000	531,845
BAT Capital Corp.
5.834%, 02/20/2031	721,000	718,507
6.000%, 02/20/2034	361,000	357,129
Bunge, Ltd. Finance Corp. 1.630%, 08/17/2025	691,000	654,292
Constellation Brands, Inc.
4.800%, 01/15/2029	793,000	781,563
4.900%, 05/01/2033	662,000	642,019
5.250%, 11/15/2048	1,399,000	1,323,718
JBS USA LUX SA
6.750%, 03/15/2034 (D)	1,981,000	2,040,425
7.250%, 11/15/2053 (D)	1,397,000	1,463,674
Kenvue, Inc. 5.050%, 03/22/2028 to 03/22/2053	2,200,000	2,176,754

The accompanying notes are an integral part of the financial statements.	15

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Keurig Dr. Pepper, Inc. 4.500%, 04/15/2052	$1,266,000	$1,074,946
PepsiCo, Inc. 3.900%, 07/18/2032	1,641,000	1,539,878
Philip Morris International, Inc.
4.875%, 02/15/2028 to 02/13/2029	3,986,000	3,947,445
5.000%, 11/17/2025	1,423,000	1,418,031
5.250%, 09/07/2028	1,446,000	1,456,946
5.375%, 02/15/2033	465,000	462,773
5.500%, 09/07/2030	943,000	951,798
5.625%, 09/07/2033	564,000	570,023
5.750%, 11/17/2032	341,000	347,840
Tyson Foods, Inc.
5.400%, 03/15/2029 (C)	998,000	997,888
5.700%, 03/15/2034 (C)	1,670,000	1,667,840
		27,878,294
Energy – 1.6%
Aker BP ASA
5.600%, 06/13/2028 (D)	1,748,000	1,764,353
6.000%, 06/13/2033 (D)	2,183,000	2,219,729
BP Capital Markets America, Inc.
4.699%, 04/10/2029	1,633,000	1,613,268
4.812%, 02/13/2033	1,977,000	1,928,733
4.989%, 04/10/2034	1,648,000	1,621,241
Diamondback Energy, Inc.
4.250%, 03/15/2052	200,000	158,170
6.250%, 03/15/2033 to 03/15/2053	2,041,000	2,154,166
Enbridge, Inc.
6.000%, 11/15/2028	994,000	1,029,400
6.200%, 11/15/2030	994,000	1,042,049
6.700%, 11/15/2053	1,457,000	1,628,674
Energy Transfer LP
5.300%, 04/15/2047	1,735,000	1,553,947
5.400%, 10/01/2047	510,000	462,574
5.550%, 05/15/2034	991,000	980,494
5.750%, 02/15/2033	1,322,000	1,331,117
5.950%, 05/15/2054	661,000	645,117
6.125%, 12/15/2045	536,000	532,597
6.400%, 12/01/2030	666,000	698,851
Galaxy Pipeline Assets Bidco, Ltd.
2.160%, 03/31/2034 (D)	1,097,476	940,134
2.625%, 03/31/2036 (D)	817,000	661,821
2.940%, 09/30/2040 (D)	246,344	196,142
MPLX LP
4.950%, 03/14/2052	1,244,000	1,067,638
5.000%, 03/01/2033	2,017,000	1,929,281
5.650%, 03/01/2053	362,000	344,237
ONEOK, Inc. 6.625%, 09/01/2053	1,735,000	1,864,479
Petroleos Mexicanos
2.378%, 04/15/2025	131,250	124,853
2.460%, 12/15/2025	680,200	645,488
		29,138,553
Financials – 6.3%
Aon North America, Inc.
5.125%, 03/01/2027	998,000	997,276
5.150%, 03/01/2029	2,329,000	2,329,837
5.450%, 03/01/2034	1,664,000	1,665,053
5.750%, 03/01/2054	666,000	668,614
Banco Bilbao Vizcaya Argentaria SA 7.883%, (7.883% to 11-15-33, then 1 Year CMT + 3.300%), 11/15/2034	1,400,000	1,492,476
Banco Santander SA
6.527%, (6.527% to 11-7-26, then 1 Year CMT + 1.650%), 11/07/2027	1,000,000	1,023,088
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Banco Santander SA (continued)
6.607%, 11/07/2028	$1,000,000	$1,050,687
6.938%, 11/07/2033	1,400,000	1,526,219
Bank of America Corp.
1.734%, (1.734% to 7-22-26, then Overnight SOFR + 0.960%), 07/22/2027	4,591,000	4,209,861
3.419%, (3.419% to 12-20-27, then 3 month CME Term SOFR + 1.302%), 12/20/2028	4,701,000	4,391,832
5.288%, (5.288% to 4-25-33, then Overnight SOFR + 1.910%), 04/25/2034	3,797,000	3,743,239
5.819%, (5.819% to 9-15-28, then Overnight SOFR + 1.570%), 09/15/2029	5,133,000	5,230,927
5.872%, (5.872% to 9-15-33, then Overnight SOFR + 1.840%), 09/15/2034	2,567,000	2,632,232
5.933%, (5.933% to 9-15-26, then Overnight SOFR + 1.340%), 09/15/2027	3,667,000	3,716,056
Barclays PLC 6.692%, (6.692% to 9-13-33, then Overnight SOFR + 2.620%), 09/13/2034	1,480,000	1,548,043
BNP Paribas SA
5.176%, (5.176% to 1-9-29, then Overnight SOFR + 1.520%), 01/09/2030 (D)	1,967,000	1,948,590
5.894%, (5.894% to 12-5-33, then Overnight SOFR + 1.866%), 12/05/2034 (D)	1,967,000	2,010,374
Canadian Imperial Bank of Commerce 6.092%, 10/03/2033	1,277,000	1,325,545
Capital One Financial Corp. 7.624%, (7.624% to 10-30-30, then Overnight SOFR + 3.070%), 10/30/2031	1,657,000	1,813,326
Citibank NA 5.803%, 09/29/2028	3,350,000	3,451,402
Citigroup, Inc.
5.827%, (5.827% to 2-13-34, then Overnight SOFR + 2.056%), 02/13/2035	725,000	709,319
6.174%, (6.174% to 5-25-33, then Overnight SOFR + 2.661%), 05/25/2034	1,577,000	1,588,820
Citizens Financial Group, Inc. 5.841%, (5.841% to 1-23-29, then Overnight SOFR + 2.010%), 01/23/2030	1,653,000	1,633,209
Danske Bank A/S 5.705%, (5.705% to 3-1-29, then 1 Year CMT + 1.400%), 03/01/2030 (D)	1,691,000	1,694,591
Deutsche Bank AG 3.742%, (3.742% to 1-7-32, then Overnight SOFR + 2.257%), 01/07/2033	2,728,000	2,192,401
HSBC Holdings PLC 7.399%, (7.399% to 11-13-33, then Overnight SOFR + 3.020%), 11/13/2034	1,283,000	1,375,530
HSBC USA, Inc. 5.294%, 03/04/2027 (C)	4,992,000	4,996,744
KeyCorp 6.401%, (6.401% to 3-6-34, then SOFR Compounded Index + 2.420%), 03/06/2035	1,664,000	1,668,861

The accompanying notes are an integral part of the financial statements.	16

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Lloyds Banking Group PLC
5.462%, (5.462% to 1-5-27, then 1 Year CMT + 1.375%), 01/05/2028	$3,941,000	$3,924,135
5.679%, (5.679% to 1-5-34, then 1 Year CMT + 1.750%), 01/05/2035	1,967,000	1,944,711
Morgan Stanley
5.123%, (5.123% to 2-1-28, then Overnight SOFR + 1.730%), 02/01/2029	665,000	660,643
5.164%, (5.164% to 4-20-28, then Overnight SOFR + 1.590%), 04/20/2029	665,000	661,197
5.173%, (5.173% to 1-16-29, then Overnight SOFR + 1.450%), 01/16/2030	2,314,000	2,299,472
5.449%, (5.449% to 7-20-28, then Overnight SOFR + 1.630%), 07/20/2029	1,330,000	1,335,063
5.466%, (5.466% to 1-18-34, then Overnight SOFR + 1.730%), 01/18/2035	2,849,000	2,845,647
6.342%, (6.342% to 10-18-32, then Overnight SOFR + 2.560%), 10/18/2033	2,290,000	2,427,088
Morgan Stanley Bank NA 4.952%, (4.952% to 1-14-27, then Overnight SOFR + 1.080%), 01/14/2028	3,361,000	3,344,004
Santander Holdings USA, Inc.
6.174%, (6.174% to 1-9-29, then Overnight SOFR + 2.500%), 01/09/2030	1,652,000	1,647,695
7.660%, (7.660% to 11-9-30, then Overnight SOFR + 3.280%), 11/09/2031	1,656,000	1,769,445
Societe Generale SA
5.634%, (5.634% to 1-19-29, then 1 Year CMT + 1.750%), 01/19/2030 (D)	1,524,000	1,501,814
6.066%, (6.066% to 1-19-34, then 1 Year CMT + 2.100%), 01/19/2035 (D)	712,000	701,556
7.132%, (7.132% to 1-19-54, then 1 Year CMT + 2.950%), 01/19/2055 (D)	725,000	703,651
Truist Financial Corp.
5.435%, (5.435% to 1-24-29, then Overnight SOFR + 1.620%), 01/24/2030	1,653,000	1,634,922
5.711%, (5.711% to 1-24-34, then Overnight SOFR + 1.922%), 01/24/2035	992,000	982,109
7.161%, (7.161% to 10-30-28, then Overnight SOFR + 2.446%), 10/30/2029	2,336,000	2,472,360
Trust Fibra Uno 6.390%, 01/15/2050 (D)	682,000	573,754
UBS AG 5.650%, 09/11/2028	1,553,000	1,582,501
UBS Group AG
3.091%, (3.091% to 5-14-31, then Overnight SOFR + 1.730%), 05/14/2032 (D)	1,028,000	863,867
4.194%, (4.194% to 4-1-30, then Overnight SOFR + 3.730%), 04/01/2031 (D)	1,013,000	931,657
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
UBS Group AG (continued)
4.282%, 01/09/2028 (D)	$1,528,000	$1,466,369
5.699%, (5.699% to 2-8-34, then 1 Year CMT + 1.770%), 02/08/2035 (D)	708,000	700,271
6.301%, (6.301% to 9-22-33, then 1 Year CMT + 2.000%), 09/22/2034 (D)	1,046,000	1,081,339
Wells Fargo & Company
4.611%, (4.611% to 4-25-52, then Overnight SOFR + 2.130%), 04/25/2053	665,000	579,749
4.897%, (4.897% to 7-25-32, then Overnight SOFR + 2.100%), 07/25/2033	3,669,000	3,508,110
5.198%, (5.198% to 1-23-29, then Overnight SOFR + 1.500%), 01/23/2030	2,644,000	2,621,290
5.499%, (5.499% to 1-23-34, then Overnight SOFR + 1.780%), 01/23/2035	2,049,000	2,035,467
5.574%, (5.574% to 7-25-28, then Overnight SOFR + 1.740%), 07/25/2029	667,000	671,368
6.303%, (6.303% to 10-23-28, then Overnight SOFR + 1.790%), 10/23/2029	1,007,000	1,043,738
6.491%, (6.491% to 10-23-33, then Overnight SOFR + 2.060%), 10/23/2034	2,670,000	2,839,570
		113,988,714
Health care – 2.3%
AbbVie, Inc.
3.200%, 11/21/2029	2,473,000	2,262,623
4.050%, 11/21/2039	712,000	624,234
4.250%, 11/21/2049	732,000	627,984
4.500%, 05/14/2035	1,455,000	1,386,111
4.550%, 03/15/2035	1,677,000	1,606,667
4.800%, 03/15/2027 to 03/15/2029	3,320,000	3,307,635
4.950%, 03/15/2031	996,000	996,200
5.050%, 03/15/2034	1,660,000	1,668,263
5.400%, 03/15/2054	996,000	1,011,062
Amgen, Inc. 5.650%, 03/02/2053	2,339,000	2,338,027
Bristol-Myers Squibb Company
5.550%, 02/22/2054	996,000	1,007,808
5.650%, 02/22/2064	994,000	1,003,097
CommonSpirit Health 3.347%, 10/01/2029	868,000	789,264
CVS Health Corp.
5.050%, 03/25/2048	791,000	705,551
5.875%, 06/01/2053	463,000	461,481
DH Europe Finance II Sarl 2.200%, 11/15/2024	1,648,000	1,610,781
Eli Lilly & Company
4.500%, 02/09/2027 to 02/09/2029	4,946,000	4,922,520
4.700%, 02/09/2034	1,978,000	1,952,532
5.000%, 02/09/2054	989,000	974,224
5.100%, 02/09/2064	659,000	647,563
HCA, Inc.
3.625%, 03/15/2032	518,000	453,312
4.625%, 03/15/2052	642,000	525,646
5.250%, 06/15/2049	479,000	431,316
5.900%, 06/01/2053	2,224,000	2,184,465
Pfizer Investment Enterprises Pte, Ltd.
4.750%, 05/19/2033	1,940,000	1,889,198

The accompanying notes are an integral part of the financial statements.	17

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Pfizer Investment Enterprises Pte, Ltd. (continued)
5.300%, 05/19/2053	$2,067,000	$2,021,933
5.340%, 05/19/2063	1,342,000	1,292,686
UnitedHealth Group, Inc.
3.050%, 05/15/2041	315,000	234,038
5.875%, 02/15/2053	1,926,000	2,060,474
		40,996,695
Industrials – 2.1%
Adani International Container Terminal Private, Ltd. 3.000%, 02/16/2031 (D)	443,750	380,226
Burlington Northern Santa Fe LLC
4.450%, 01/15/2053	268,000	235,670
5.200%, 04/15/2054	696,000	682,704
Carrier Global Corp.
5.900%, 03/15/2034	1,324,000	1,373,463
6.200%, 03/15/2054	464,000	506,451
Caterpillar Financial Services Corp.
4.500%, 01/08/2027	1,642,000	1,631,109
4.850%, 02/27/2029	1,992,000	1,994,288
Crowley Conro LLC 4.181%, 08/15/2043	712,333	663,649
Delta Air Lines, Inc. 4.750%, 10/20/2028 (D)	2,212,000	2,162,255
Honeywell International, Inc.
5.000%, 03/01/2035	2,060,000	2,053,865
5.250%, 03/01/2054	687,000	685,603
5.350%, 03/01/2064	687,000	686,143
John Deere Capital Corp.
4.150%, 09/15/2027	1,323,000	1,297,390
4.500%, 01/08/2027 to 01/16/2029	4,596,000	4,543,259
4.950%, 07/14/2028	533,000	535,987
5.150%, 09/08/2026	2,330,000	2,345,632
Lockheed Martin Corp.
4.800%, 08/15/2034	1,364,000	1,333,769
5.200%, 02/15/2064	953,000	930,694
Northrop Grumman Corp.
4.400%, 05/01/2030	771,000	742,755
5.200%, 06/01/2054	170,000	163,064
Quanta Services, Inc. 0.950%, 10/01/2024	1,197,000	1,163,160
RTX Corp.
6.100%, 03/15/2034	1,709,000	1,804,413
6.400%, 03/15/2054	1,367,000	1,513,270
The Boeing Company
3.250%, 02/01/2035	738,000	593,330
3.625%, 02/01/2031	2,017,000	1,806,424
3.750%, 02/01/2050	1,316,000	934,306
5.805%, 05/01/2050	1,638,000	1,578,836
Union Pacific Corp.
2.375%, 05/20/2031	638,000	539,065
2.800%, 02/14/2032	866,000	743,281
Veralto Corp. 5.500%, 09/18/2026 (D)	624,000	626,681
Waste Management, Inc. 4.875%, 02/15/2034	1,310,000	1,283,515
		37,534,257
Information technology – 2.5%
Apple, Inc.
2.375%, 02/08/2041	488,000	343,265
2.650%, 05/11/2050 to 02/08/2051	943,000	611,488
3.950%, 08/08/2052	942,000	784,335
4.850%, 05/10/2053 (E)	341,000	333,333
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Broadcom, Inc.
2.450%, 02/15/2031 (D)	$1,050,000	$877,183
3.150%, 11/15/2025	787,000	759,303
3.469%, 04/15/2034 (D)	674,000	569,233
4.926%, 05/15/2037 (D)	959,000	893,484
Cisco Systems, Inc.
4.800%, 02/26/2027	1,992,000	1,993,657
4.850%, 02/26/2029	1,992,000	1,995,076
4.950%, 02/26/2031	1,328,000	1,328,658
5.050%, 02/26/2034	2,324,000	2,339,342
5.300%, 02/26/2054	996,000	1,008,105
Intel Corp.
2.800%, 08/12/2041	577,000	409,899
5.000%, 02/21/2031	995,000	988,675
5.150%, 02/21/2034	2,653,000	2,625,857
5.600%, 02/21/2054	1,327,000	1,326,232
5.625%, 02/10/2043	385,000	391,040
5.700%, 02/10/2053	1,334,000	1,352,260
5.900%, 02/10/2063	936,000	975,048
Intuit, Inc.
5.125%, 09/15/2028	1,314,000	1,330,719
5.200%, 09/15/2033	1,314,000	1,327,604
5.250%, 09/15/2026	1,644,000	1,657,898
5.500%, 09/15/2053	1,334,000	1,371,982
KLA Corp.
3.300%, 03/01/2050	550,000	397,358
4.700%, 02/01/2034	1,322,000	1,287,201
Marvell Technology, Inc.
5.750%, 02/15/2029	999,000	1,017,789
5.950%, 09/15/2033	999,000	1,031,859
Micron Technology, Inc.
5.375%, 04/15/2028	3,362,000	3,379,940
5.875%, 02/09/2033	395,000	403,517
Oracle Corp. 4.000%, 07/15/2046	1,166,000	896,770
Qualcomm, Inc. 6.000%, 05/20/2053	1,513,000	1,657,310
Texas Instruments, Inc.
4.600%, 02/08/2029	1,318,000	1,310,626
4.850%, 02/08/2034	1,648,000	1,637,143
5.000%, 03/14/2053	1,471,000	1,429,230
5.150%, 02/08/2054	659,000	652,780
VMware LLC
1.000%, 08/15/2024	2,087,000	2,042,025
1.400%, 08/15/2026	919,000	835,398
		45,572,622
Materials – 0.5%
Air Products and Chemicals, Inc. 4.850%, 02/08/2034	1,649,000	1,616,789
Anglo American Capital PLC 4.750%, 03/16/2052 (D)	1,943,000	1,631,178
Celanese US Holdings LLC
6.379%, 07/15/2032	661,000	677,244
6.550%, 11/15/2030	1,038,000	1,079,189
6.700%, 11/15/2033	670,000	703,825
Glencore Finance Canada, Ltd.
5.550%, 10/25/2042 (D)	301,000	284,815
6.000%, 11/15/2041 (D)	245,000	243,559
The Dow Chemical Company
5.150%, 02/15/2034	1,327,000	1,307,669
5.600%, 02/15/2054	989,000	966,395
		8,510,663
Real estate – 1.7%
Agree LP
2.000%, 06/15/2028	1,256,000	1,091,639

The accompanying notes are an integral part of the financial statements.	18

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Agree LP (continued)
2.600%, 06/15/2033	$286,000	$221,556
4.800%, 10/01/2032	630,000	588,614
American Homes 4 Rent LP
3.625%, 04/15/2032	1,156,000	1,008,655
4.300%, 04/15/2052	518,000	401,920
5.500%, 02/01/2034	661,000	648,233
American Tower Corp.
2.950%, 01/15/2051	335,000	212,618
3.125%, 01/15/2027	567,000	534,854
5.500%, 03/15/2028	1,338,000	1,343,506
5.900%, 11/15/2033	2,000,000	2,051,164
Brixmor Operating Partnership LP 2.500%, 08/16/2031	1,106,000	900,612
CBRE Services, Inc. 5.500%, 04/01/2029	664,000	664,476
Crown Castle, Inc.
1.050%, 07/15/2026	1,140,000	1,030,683
2.100%, 04/01/2031	1,122,000	900,761
2.900%, 04/01/2041	669,000	464,010
5.000%, 01/11/2028	1,924,000	1,894,855
5.100%, 05/01/2033	970,000	937,556
5.800%, 03/01/2034	2,050,000	2,077,632
Essex Portfolio LP 2.550%, 06/15/2031	596,000	490,992
Invitation Homes Operating Partnership LP
2.000%, 08/15/2031	199,000	155,438
4.150%, 04/15/2032	1,151,000	1,038,300
NNN REIT, Inc. 5.600%, 10/15/2033	466,000	464,721
Realty Income Corp.
2.100%, 03/15/2028	631,000	560,053
2.200%, 06/15/2028	619,000	549,425
2.850%, 12/15/2032	837,000	689,691
3.400%, 01/15/2030	675,000	611,881
4.900%, 07/15/2033	971,000	926,418
5.125%, 02/15/2034	1,389,000	1,343,866
5.625%, 10/13/2032	1,170,000	1,184,196
Regency Centers LP
2.950%, 09/15/2029	1,584,000	1,402,136
5.250%, 01/15/2034	661,000	645,968
STORE Capital Corp.
2.700%, 12/01/2031	402,000	312,982
2.750%, 11/18/2030	1,023,000	806,827
4.500%, 03/15/2028	664,000	621,439
4.625%, 03/15/2029	738,000	688,603
Sun Communities Operating LP 4.200%, 04/15/2032	1,465,000	1,301,694
		30,767,974
Utilities – 2.3%
American Transmission Systems, Inc. 2.650%, 01/15/2032 (D)	417,000	342,434
Baltimore Gas & Electric Company
2.250%, 06/15/2031	896,000	746,464
5.400%, 06/01/2053	1,004,000	984,789
CenterPoint Energy Houston Electric LLC
3.600%, 03/01/2052	662,000	497,536
5.150%, 03/01/2034	799,000	797,522
5.200%, 10/01/2028	1,002,000	1,010,731
Consolidated Edison Company of New York, Inc.
3.200%, 12/01/2051	198,000	134,465
5.200%, 03/01/2033	352,000	354,651
5.500%, 03/15/2034	1,968,000	2,009,861
5.900%, 11/15/2053	662,000	698,143
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Consumers Energy Company
2.500%, 05/01/2060	$545,000	$301,043
4.600%, 05/30/2029	1,458,000	1,433,122
DTE Electric Company
2.950%, 03/01/2050	1,046,000	695,453
3.650%, 03/01/2052	479,000	359,779
5.200%, 03/01/2034	1,328,000	1,321,375
Duke Energy Carolinas LLC
2.550%, 04/15/2031	398,000	341,018
2.850%, 03/15/2032	1,113,000	945,698
3.550%, 03/15/2052	810,000	583,033
4.950%, 01/15/2033	665,000	655,500
5.350%, 01/15/2053	1,343,000	1,314,492
5.400%, 01/15/2054	655,000	638,171
Duke Energy Corp. 3.500%, 06/15/2051	185,000	128,075
Duke Energy Florida LLC 2.400%, 12/15/2031	893,000	737,786
Duke Energy Progress LLC
2.500%, 08/15/2050	904,000	539,531
5.250%, 03/15/2033	667,000	665,841
Entergy Arkansas LLC
2.650%, 06/15/2051	807,000	484,886
5.150%, 01/15/2033	1,344,000	1,345,894
Israel Electric Corp., Ltd. 3.750%, 02/22/2032 (D)	490,000	407,383
Jersey Central Power & Light Company 2.750%, 03/01/2032 (D)	984,000	813,428
Metropolitan Edison Company
4.300%, 01/15/2029 (D)	1,053,000	1,011,920
5.200%, 04/01/2028 (D)	1,008,000	1,005,949
MidAmerican Energy Company
2.700%, 08/01/2052	776,000	477,305
5.300%, 02/01/2055	628,000	610,522
Mississippi Power Company
3.100%, 07/30/2051	1,074,000	698,634
4.250%, 03/15/2042	456,000	379,589
Northern States Power Company 5.400%, 03/15/2054	1,063,000	1,051,709
NSTAR Electric Company 3.100%, 06/01/2051	221,000	147,607
Pacific Gas & Electric Company
3.500%, 08/01/2050	331,000	222,829
3.950%, 12/01/2047	2,093,000	1,523,182
4.200%, 06/01/2041	520,000	408,764
4.750%, 02/15/2044	301,000	251,303
4.950%, 07/01/2050	2,864,000	2,431,048
5.800%, 05/15/2034	1,531,000	1,529,390
PECO Energy Company 2.850%, 09/15/2051	1,080,000	693,357
Pennsylvania Electric Company
3.250%, 03/15/2028 (D)	873,000	805,775
5.150%, 03/30/2026 (D)	672,000	665,806
Public Service Company of Oklahoma 3.150%, 08/15/2051	606,000	405,807
Public Service Electric & Gas Company
1.900%, 08/15/2031	1,539,000	1,238,981
2.050%, 08/01/2050	248,000	138,068
2.700%, 05/01/2050	419,000	269,081
5.450%, 03/01/2054	666,000	666,428
Public Service Enterprise Group, Inc.
5.875%, 10/15/2028	1,342,000	1,377,512
6.125%, 10/15/2033	805,000	838,953
Southern California Edison Company 4.125%, 03/01/2048	675,000	539,844

The accompanying notes are an integral part of the financial statements.	19

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Virginia Electric & Power Company
2.950%, 11/15/2051	$896,000	$574,688
5.000%, 01/15/2034	743,000	722,251
		41,974,406
TOTAL CORPORATE BONDS (Cost $436,820,311)		$428,941,032
MUNICIPAL BONDS – 0.2%
Board of Regents of the University of Texas System 2.439%, 08/15/2049	600,000	381,082
County of Clark Department of Aviation (Nevada) 6.820%, 07/01/2045	1,115,000	1,305,105
North Texas Tollway Authority 6.718%, 01/01/2049	459,000	537,211
Ohio State University 4.800%, 06/01/2111	600,000	546,919
Port Authority of New York & New Jersey 4.458%, 10/01/2062	1,010,000	899,588
TOTAL MUNICIPAL BONDS (Cost $4,182,701)		$3,669,905
COLLATERALIZED MORTGAGE OBLIGATIONS – 14.7%
Commercial and residential – 1.8%
Angel Oak Mortgage Trust LLC
Series 2020-2, Class A1A, 2.531%, 01/26/2065 (D)(F)	202,879	187,218
Series 2020-5, Class A1, 1.373%, 05/25/2065 (D)(F)	185,542	171,417
Series 2021-6, Class A1, 1.458%, 09/25/2066 (D)(F)	787,336	640,556
BBCMS Mortgage Trust Series 2018-C2, Class ASB 4.236%, 12/15/2051	331,726	323,392
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.879%, 07/25/2049 (D)	582,075	546,958
BX Commercial Mortgage Trust
Series 2021-VOLT, Class A (1 month CME Term SOFR + 0.814%), 6.132%, 09/15/2036 (A)(D)	3,519,000	3,479,215
Series 2021-XL2, Class A (1 month CME Term SOFR + 0.803%), 6.121%, 10/15/2038 (A)(D)	1,366,814	1,353,146
CFCRE Commercial Mortgage Trust Series 2017-C8, Class ASB 3.367%, 06/15/2050	330,540	321,721
COLT Mortgage Loan Trust
Series 2021-2, Class A1, 0.924%, 08/25/2066 (D)(F)	1,066,050	839,820
Series 2021-4, Class A1, 1.397%, 10/25/2066 (D)(F)	1,112,592	882,209
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-UBS4, Class A4, 3.420%, 08/10/2047	1,204,433	1,194,686
Series 2015-LC23, Class A3, 3.521%, 10/10/2048	622,767	608,194
EQUS Mortgage Trust Series 2021-EQAZ, Class A (1 month CME Term SOFR + 0.869%) 6.187%, 10/15/2038 (A)(D)	1,387,972	1,375,827
GS Mortgage Securities Trust
Series 2015-GC32, Class A3, 3.498%, 07/10/2048	597,789	581,461
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
GS Mortgage Securities Trust (continued)
Series 2020-GSA2, Class A4, 1.721%, 12/12/2053	$1,786,000	$1,417,744
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust Series 2010-1, Class A1 5.314%, 01/25/2051 (D)	661,550	651,227
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class A4, 3.670%, 09/15/2047	440,973	437,231
Series 2015-C28, Class A3, 2.912%, 10/15/2048	1,730,365	1,693,118
Series 2015-C30, Class A5, 3.822%, 07/15/2048	981,000	938,641
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP4, Class A3 3.393%, 12/15/2049	346,000	329,953
Med Trust Series 2021-MDLN, Class A (1 month CME Term SOFR + 1.064%) 6.382%, 11/15/2038 (A)(D)	2,225,320	2,208,630
MFA Trust Series 2021-NQM2, Class A1 1.029%, 11/25/2064 (D)(F)	428,082	361,435
Morgan Stanley Capital I Trust Series 2020-HR8, Class A3 1.790%, 07/15/2053	982,000	805,081
New Residential Mortgage Loan Trust Series 2019-NQM4, Class A1 2.492%, 09/25/2059 (D)(F)	322,509	296,741
NewRez Warehouse Securitization Trust Series 2021-1, Class A (1 month CME Term SOFR + 0.864%) 6.185%, 05/25/2055 (A)(D)	1,316,467	1,316,074
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.275%, 02/25/2050 (D)(F)	117,963	109,961
Series 2020-3, Class A1, 1.486%, 04/25/2065 (D)(F)	469,107	434,942
Series 2020-INV1, Class A1, 1.027%, 11/25/2055 (D)(F)	435,321	398,439
Series 2021-1, Class A1, 1.219%, 05/25/2065 (D)(F)	606,182	526,028
Series 2021-4, Class A1, 1.162%, 08/25/2056 (D)(F)	1,012,978	836,691
Verus Securitization Trust
Series 2019-INV3, Class A1, 3.692%, 11/25/2059 (D)(F)	409,823	395,008
Series 2020-2, Class A1, 2.226%, 05/25/2060 (D)(F)	148,054	145,824
Series 2021-1, Class A1, 0.815%, 01/25/2066 (D)(F)	753,891	652,147
Series 2021-3, Class A1, 1.046%, 06/25/2066 (D)(F)	737,418	610,543
Series 2021-4, Class A1, 0.938%, 07/25/2066 (D)(F)	920,472	725,371
Series 2021-5, Class A1, 1.013%, 09/25/2066 (D)(F)	2,337,833	1,943,019
Series 2021-7, Class A1, 1.829%, 10/25/2066 (D)(F)	939,977	802,515
Series 2021-8, Class A1, 1.824%, 11/25/2066 (D)(F)	999,816	853,143

The accompanying notes are an integral part of the financial statements.	20

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Verus Securitization Trust (continued)
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (D)(F)	$606,199	$545,890
Series 2021-R3, Class A1, 1.020%, 04/25/2064 (D)(F)	430,249	379,964
Visio Trust Series 2020-1R, Class A1 1.312%, 11/25/2055 (D)	463,322	427,595
		32,748,775
U.S. Government Agency – 12.9%
Federal Home Loan Mortgage Corp.
Series 264, Class 30, 3.000%, 07/15/2042	1,515,288	1,364,262
Series 271, Class F5 (30 day Average SOFR + 0.614%), 5.939%, 08/15/2042 (A)	574,494	560,382
Series 272, Class F1 (30 day Average SOFR + 0.614%), 5.939%, 08/15/2042 (A)	906,432	884,333
Series 280, Class F1 (30 day Average SOFR + 0.614%), 5.939%, 09/15/2042 (A)	913,656	891,178
Series 4047, Class CX, 3.500%, 05/15/2042	1,877,000	1,677,614
Series 4091, Class BX, 3.250%, 10/15/2041	967,992	881,624
Series 4091, Class EX, 3.375%, 07/15/2042	630,829	575,303
Series 4091, Class MX, 3.250%, 02/15/2042	784,633	710,790
Series 4117, Class HB, 2.500%, 10/15/2042	646,000	548,038
Series 4122, Class FP (30 day Average SOFR + 0.514%), 5.839%, 10/15/2042 (A)	680,773	663,261
Series 4205, Class PA, 1.750%, 05/15/2043	779,481	649,196
Series 4240, Class FA (30 day Average SOFR + 0.614%), 5.939%, 08/15/2043 (A)	1,671,138	1,627,632
Series 4248, Class FT (30 day Average SOFR + 0.614%), 5.939%, 09/15/2043 (A)	608,058	594,405
Series 4286, Class VF (30 day Average SOFR + 0.564%), 5.889%, 12/15/2043 (A)	1,358,532	1,324,713
Series 4446, Class CP, 2.250%, 03/15/2045	788,645	678,491
Series 4582, Class HA, 3.000%, 09/15/2045	3,173,056	2,912,186
Series 4614, Class FG (30 day Average SOFR + 0.614%), 5.939%, 09/15/2046 (A)	732,908	711,584
Series 4628, Class KF (30 day Average SOFR + 0.614%), 5.939%, 01/15/2055 (A)	910,441	878,849
Series 4631, Class FA (30 day Average SOFR + 0.614%), 5.939%, 11/15/2046 (A)	1,159,794	1,127,246
Series 4719, Class LA, 3.500%, 09/15/2047	903,931	814,248
Series 4719, Class LM, 3.000%, 09/15/2047	670,090	585,314
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4742, Class PA, 3.000%, 10/15/2047	$1,052,510	$935,810
Series 4753, Class BD, 3.000%, 01/15/2048	675,000	578,851
Series 4793, Class FD (30 day Average SOFR + 0.414%), 5.739%, 06/15/2048 (A)	255,575	245,441
Series 4826, Class KF (30 day Average SOFR + 0.414%), 5.739%, 09/15/2048 (A)	542,258	523,382
Series 4857, Class JA, 3.350%, 01/15/2049	2,866,751	2,678,740
Series 4880, Class DA, 3.000%, 05/15/2050	1,587,010	1,419,169
Series 4903, Class NF (30 day Average SOFR + 0.514%), 5.836%, 08/25/2049 (A)	562,489	546,504
Series 4927, Class BG, 3.000%, 11/25/2049	1,238,957	1,112,906
Series 4937, Class MD, 2.500%, 10/25/2049	1,244,129	1,075,396
Series 4940, Class AG, 3.000%, 05/15/2040	801,108	738,864
Series 4941, Class GA, 2.000%, 12/15/2047	706,884	580,697
Series 4957, Class MY, 3.000%, 02/25/2050	712,000	575,828
Series 4979, Class UC, 1.500%, 06/25/2050	2,283,810	1,813,265
Series 4990, Class FN (30 day Average SOFR + 0.464%), 5.786%, 05/25/2050 (A)	1,534,510	1,476,018
Series 4993, Class KF (30 day Average SOFR + 0.564%), 5.886%, 07/25/2050 (A)	4,745,129	4,581,919
Series 5004, Class FM (30 day Average SOFR + 0.464%), 5.786%, 08/25/2050 (A)	1,004,382	963,100
Series 5020, Class ET, 3.500%, 10/25/2050	1,027,912	917,447
Series 5058, Class BC, 5.000%, 11/25/2050	723,673	707,309
Series 5091, Class AB, 1.500%, 03/25/2051	2,217,595	1,759,589
Series 5092, Class HE, 2.000%, 02/25/2051	1,205,187	992,992
Series 5116, Class PB, 2.250%, 02/25/2051	1,283,297	1,094,163
Series 5118, Class CA, 1.500%, 10/15/2033	1,095,000	953,928
Series 5119, Class AB, 1.500%, 08/25/2049	556,808	434,731
Series 5119, Class QF (30 day Average SOFR + 0.200%), 5.522%, 06/25/2051 (A)	1,438,090	1,353,164
Series 5143, Class GA, 2.000%, 06/25/2049	721,054	581,616
Series 5156, Class DC, 2.000%, 09/25/2051	1,368,124	1,153,636
Series 5159, Class UA, 2.500%, 12/25/2048	1,362,977	1,179,090

The accompanying notes are an integral part of the financial statements.	21

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 5178, Class TP, 2.500%, 04/25/2049	$1,419,619	$1,213,024
Series 5182, Class D, 2.500%, 11/25/2043	5,272,506	4,758,886
Series 5182, Class M, 2.500%, 05/25/2049	849,979	731,709
Series 5184, Class AB, 2.500%, 05/25/2048	764,945	667,287
Series 5194, Class G, 2.500%, 01/25/2051	1,556,200	1,293,216
Series 5201, Class CA, 2.500%, 07/25/2048	1,235,968	1,089,199
Series 5202, Class BH, 2.000%, 12/25/2047	791,369	700,280
Series 5202, Class LA, 2.500%, 05/25/2049	1,315,312	1,130,338
Series 5202, Class MB, 3.000%, 11/25/2048	1,932,905	1,724,176
Series 5202, Class TA, 2.500%, 12/25/2048	2,290,317	2,041,161
Series 5203, Class G, 2.500%, 11/25/2048	582,477	504,527
Series 5206, Class CA, 3.000%, 02/25/2047	872,375	778,023
Series 5206, Class CD, 3.500%, 05/25/2049	1,541,623	1,401,346
Series 5207, Class PA, 3.000%, 06/25/2051	1,663,696	1,464,155
Series 5209, Class EA, 3.000%, 08/25/2050	1,244,771	1,112,820
Series 5209, Class EJ, 3.000%, 08/25/2050	1,244,771	1,112,820
Series 5210, Class DC, 3.000%, 09/25/2051	1,159,819	1,056,042
Series 5220, Class QK, 3.500%, 09/25/2050	2,440,389	2,274,545
Series 5228, Class TN, 3.500%, 07/25/2039	820,604	769,200
Series 5300, Class C, 2.000%, 09/25/2047	1,923,975	1,739,125
Series 5335, Class FB (30 day Average SOFR + 0.814%), 6.139%, 10/15/2039 (A)	2,097,960	2,100,193
Series 5338, Class FH (30 day Average SOFR + 0.414%), 5.739%, 04/15/2045 (A)	2,016,537	1,951,293
Federal National Mortgage Association
Series 1998-61, Class PL, 6.000%, 11/25/2028	82,278	82,352
Series 2012-111, Class FC (30 day Average SOFR + 0.514%), 5.836%, 10/25/2042 (A)	792,201	773,736
Series 2012-133, Class JF (30 day Average SOFR + 0.464%), 5.786%, 12/25/2042 (A)	761,735	738,764
Series 2012-151, Class NX, 1.500%, 01/25/2043	694,265	576,902
Series 2013-11, Class AP, 1.500%, 01/25/2043	2,585,675	2,296,932
Series 2013-15, Class FA (30 day Average SOFR + 0.464%), 5.786%, 03/25/2043 (A)	909,210	881,573
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2013-43, Class BP, 1.750%, 05/25/2043	$966,998	$808,569
Series 2014-17, Class DY, 3.500%, 04/25/2044	1,170,000	1,037,664
Series 2014-25, Class EL, 3.000%, 05/25/2044	861,064	773,472
Series 2014-74, Class PC, 2.500%, 06/25/2044	713,037	650,594
Series 2015-20, Class EF (30 day Average SOFR + 0.464%), 5.786%, 04/25/2045 (A)	2,140,279	2,070,586
Series 2015-26, Class GF (30 day Average SOFR + 0.414%), 5.736%, 05/25/2045 (A)	1,330,230	1,287,917
Series 2015-32, Class FA (30 day Average SOFR + 0.414%), 5.736%, 05/25/2045 (A)	821,235	792,175
Series 2015-48, Class FB (30 day Average SOFR + 0.414%), 5.736%, 07/25/2045 (A)	998,726	964,127
Series 2015-8, Class AP, 2.000%, 03/25/2045	1,615,919	1,403,277
Series 2015-84, Class PA, 1.700%, 08/25/2033	2,820,428	2,551,644
Series 2016-19, Class FD (30 day Average SOFR + 0.514%), 5.836%, 04/25/2046 (A)	3,138,696	3,087,635
Series 2016-48, Class MA, 2.000%, 06/25/2038	2,709,199	2,428,213
Series 2016-57, Class PC, 1.750%, 06/25/2046	5,589,877	4,633,064
Series 2017-13, Class PA, 3.000%, 08/25/2046	717,256	650,675
Series 2017-30, Class FA (30 day Average SOFR + 0.464%), 5.786%, 05/25/2047 (A)	534,721	518,045
Series 2017-78, Class FC (30 day Average SOFR + 0.464%), 5.786%, 10/25/2047 (A)	1,001,627	968,561
Series 2018-14, Class KC, 3.000%, 03/25/2048	1,071,845	991,097
Series 2018-38, Class MA, 3.300%, 06/25/2048	1,407,459	1,308,256
Series 2018-45, Class TM, 3.000%, 06/25/2048	1,060,478	935,754
Series 2018-55, Class GA, 3.375%, 08/25/2048	1,040,336	966,154
Series 2018-64, Class A, 3.000%, 09/25/2048	932,613	804,120
Series 2018-8, Class KL, 2.500%, 03/25/2047	732,624	637,547
Series 2018-85, Class EA, 3.500%, 12/25/2048	715,009	666,930
Series 2019-15, Class FA (30 day Average SOFR + 0.614%), 5.936%, 04/25/2049 (A)	512,208	498,304
Series 2019-25, Class PA, 3.000%, 05/25/2048	2,049,017	1,846,944
Series 2019-41, Class FG (30 day Average SOFR + 0.614%), 5.936%, 08/25/2059 (A)	1,317,041	1,276,261

The accompanying notes are an integral part of the financial statements.	22

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2019-43, Class FC (30 day Average SOFR + 0.514%), 5.836%, 08/25/2049 (A)	$1,003,032	$973,281
Series 2019-67, Class FB (30 day Average SOFR + 0.564%), 5.886%, 11/25/2049 (A)	513,576	498,438
Series 2019-8, Class GA, 3.000%, 03/25/2049	3,016,540	2,653,843
Series 2020-12, Class FL (30 day Average SOFR + 0.564%), 5.886%, 03/25/2050 (A)	966,189	927,596
Series 2020-34, Class F (30 day Average SOFR + 0.564%), 5.886%, 06/25/2050 (A)	702,779	680,270
Series 2020-37, Class DA, 1.500%, 06/25/2050	565,616	485,289
Series 2020-45, Class JL, 3.000%, 07/25/2040	2,137,876	1,930,112
Series 2020-48, Class AB, 2.000%, 07/25/2050	1,092,783	888,652
Series 2020-48, Class DA, 2.000%, 07/25/2050	3,321,981	2,739,644
Series 2020-59, Class NC, 3.000%, 08/25/2040	1,169,740	1,056,726
Series 2021-22, Class MN, 2.750%, 10/25/2050	1,305,943	1,118,460
Series 2021-26, Class BD, 1.750%, 05/25/2051	700,674	602,566
Series 2021-27, Class EC, 1.500%, 05/25/2051	3,961,822	3,140,606
Series 2021-33, Class AV, 2.500%, 03/25/2048	516,631	378,494
Series 2021-42, Class AC, 2.000%, 02/25/2051	1,040,391	873,511
Series 2021-42, Class DC, 2.000%, 11/25/2050	2,448,815	2,032,164
Series 2021-73, Class A, 2.500%, 11/25/2049	1,369,256	1,162,882
Series 2021-73, Class DJ, 2.000%, 03/25/2049	1,375,570	1,135,171
Series 2021-76, Class KB, 1.250%, 11/25/2051	610,681	491,172
Series 2021-78, Class ND, 1.500%, 11/25/2051	1,559,254	1,245,725
Series 2021-78, Class PA, 2.500%, 11/25/2051	986,069	840,388
Series 2021-86, Class MA, 2.500%, 11/25/2047	2,227,575	1,944,268
Series 2021-91, Class AB, 2.500%, 09/25/2049	1,321,395	1,127,806
Series 2021-95, Class MA, 2.500%, 04/25/2050	1,607,338	1,356,199
Series 2021-96, Class AH, 2.500%, 03/25/2049	1,414,092	1,203,945
Series 2022-11, Class D, 3.000%, 01/25/2050	1,410,913	1,257,529
Series 2022-18, Class DL, 3.250%, 07/25/2046	1,825,362	1,664,707
Series 2022-28, Class CA, 2.000%, 01/25/2048	1,062,813	950,336
Series 2022-3, Class N, 2.000%, 10/25/2047	1,752,294	1,505,804
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2022-4, Class MH, 3.000%, 09/25/2048	$1,462,133	$1,316,808
Series 2022-49, Class NQ, 3.000%, 02/25/2052	664,000	572,910
Series 2022-89, Class AY, 3.000%, 02/25/2048	1,381,000	1,137,843
Series 2022-9, Class DJ, 3.250%, 03/25/2049	1,011,068	919,544
Series 2023-14, Class EJ, 2.750%, 04/25/2049	1,263,637	1,146,422
Series 2023-37, Class FG (30 day Average SOFR + 0.414%), 5.736%, 08/25/2050 (A)	3,515,538	3,388,936
Series 2023-37, Class FH (30 day Average SOFR + 0.514%), 5.836%, 01/25/2050 (A)	2,227,555	2,164,467
Series 2023-38, Class FC (30 day Average SOFR + 0.664%), 5.986%, 06/25/2040 (A)	1,436,196	1,421,076
Series 414, Class A35, 3.500%, 10/25/2042	809,430	739,923
Government National Mortgage Association
Series 2010-163, Class NC, 4.000%, 12/20/2040	1,108,430	1,073,811
Series 2013-152, Class HA, 2.500%, 06/20/2043	1,221,296	1,095,229
Series 2014-181, Class L, 3.000%, 12/20/2044	774,000	679,616
Series 2015-144, Class CA, 2.500%, 10/20/2045	1,276,731	1,095,479
Series 2015-161, Class GF (1 month CME Term SOFR + 0.414%), 5.734%, 11/20/2045 (A)	694,495	671,818
Series 2016-93, Class AB, 1.750%, 07/20/2044	1,406,115	1,105,559
Series 2017-139, Class GA, 3.000%, 09/20/2047	2,824,478	2,515,694
Series 2017-167, Class BQ, 2.500%, 08/20/2044	704,009	636,507
Series 2018-65, Class DC, 3.500%, 05/20/2048	948,000	841,253
Series 2020-133, Class GA, 1.000%, 09/20/2050	1,474,337	1,228,051
Series 2020-138, Class LE, 1.500%, 09/20/2050	3,290,760	2,573,769
Series 2021-215, Class GA, 2.000%, 12/20/2051	762,871	644,336
Series 2021-227, Class E, 2.500%, 07/20/2050	5,250,131	4,482,884
Series 2021-27, Class BD, 5.000%, 02/20/2051	849,922	827,927
Series 2021-27, Class CW, 5.001%, 02/20/2051 (F)	1,229,596	1,180,996
Series 2021-27, Class NT, 5.000%, 02/20/2051	977,346	922,315
Series 2021-27, Class Q, 5.000%, 02/20/2051	856,789	811,039
Series 2021-8, Class CY, 5.000%, 01/20/2051	878,354	862,057
Series 2022-107, Class C, 2.500%, 06/20/2051	3,664,188	2,984,428

The accompanying notes are an integral part of the financial statements.	23

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2022-153, Class KA, 4.000%, 12/20/2049	$1,247,666	$1,192,909
Series 2022-191, Class B, 4.000%, 06/20/2041	5,488,000	5,031,378
Series 2022-191, Class BY, 4.000%, 08/20/2041	6,020,000	5,525,189
Series 2022-197, Class LF (30 day Average SOFR + 0.700%), 6.024%, 11/20/2052 (A)	3,808,023	3,764,558
Series 2022-205, Class A, 2.000%, 09/20/2051	1,476,857	1,157,569
Series 2022-31, Class GH, 2.500%, 12/20/2049	2,710,949	2,355,894
Series 2022-34, Class DN, 3.500%, 09/20/2041	2,324,167	2,132,577
Series 2022-5, Class BA, 2.000%, 10/20/2049	5,606,582	4,711,281
Series 2022-50, Class CA, 3.000%, 03/20/2052	4,040,616	3,532,394
Series 2022-66, Class CG, 3.500%, 04/20/2052	2,643,761	2,457,799
Series 2022-84, Class A, 2.500%, 01/20/2052	1,088,992	896,307
		231,819,549
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $274,927,532)		$264,568,324
ASSET BACKED SECURITIES – 7.5%
Ally Auto Receivables Trust Series 2022-3, Class A4 5.070%, 06/15/2031	666,000	663,935
American Express Credit Account Master Trust Series 2023-1, Class A 4.870%, 05/15/2028	971,000	969,410
AmeriCredit Automobile Receivables Trust
Series 2022-2, Class A3 4.380%, 04/18/2028	1,232,000	1,220,447
Series 2023-1, Class A3 5.620%, 11/18/2027	684,000	688,720
Series 2023-2, Class A3 5.810%, 05/18/2028	1,355,000	1,362,156
BA Credit Card Trust Series 2023-A2, Class A2 4.980%, 11/15/2028	5,537,000	5,551,963
BMW Vehicle Lease Trust Series 2023-1, Class A4 5.070%, 06/25/2026	960,000	956,216
Capital One Prime Auto Receivables Trust Series 2023-1, Class A3 4.870%, 02/15/2028	2,384,000	2,369,085
Chase Auto Owner Trust Series 2022-AA, Class A4 3.990%, 03/27/2028 (D)	814,000	793,420
Chase Issuance Trust Series 2024-A2, Class A 4.630%, 01/15/2031	2,593,000	2,580,187
College Ave Student Loans LLC
Series 2017-A, Class A1 (1 month CME Term SOFR + 1.764%) 7.085%, 11/26/2046 (A)(D)	379,111	382,256
Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
College Ave Student Loans LLC (continued)
Series 2018-A, Class A2 4.130%, 12/26/2047 (D)	$515,598	$492,419
Series 2019-A, Class A2 3.280%, 12/28/2048 (D)	572,904	526,331
Discover Card Execution Note Trust
Series 2023-A1, Class A 4.310%, 03/15/2028	1,964,000	1,938,449
Series 2023-A2, Class A 4.930%, 06/15/2028	5,801,000	5,798,309
Ford Credit Auto Lease Trust
Series 2024-A, Class A3 5.060%, 05/15/2027	2,948,000	2,940,659
Series 2024-A, Class A4 5.050%, 06/15/2027	688,000	685,211
Ford Credit Auto Owner Trust
Series 2022-1, Class A 3.880%, 11/15/2034 (D)	1,375,000	1,329,188
Series 2022-D, Class A4 5.300%, 03/15/2028	603,000	604,687
Series 2023-A, Class A3 4.650%, 02/15/2028	2,798,000	2,772,879
Series 2024-1, Class A 4.870%, 08/15/2036 (D)	2,612,000	2,597,111
GM Financial Automobile Leasing Trust
Series 2023-2, Class A4 5.090%, 05/20/2027	897,000	894,053
Series 2023-3, Class A4 5.440%, 08/20/2027	610,000	611,902
GM Financial Consumer Automobile Receivables Trust
Series 2022-4, Class A3 4.820%, 08/16/2027	1,082,000	1,075,780
Series 2024-1, Class A4 4.860%, 06/18/2029	681,000	678,870
Hyundai Auto Lease Securitization Trust
Series 2023-B, Class A4 5.170%, 04/15/2027 (D)	1,433,000	1,427,094
Series 2023-C, Class A4 5.840%, 09/15/2027 (D)	1,011,000	1,021,941
Series 2024-A, Class A3 5.020%, 03/15/2027 (D)	1,802,000	1,793,724
Series 2024-A, Class A4 5.070%, 02/15/2028 (D)	685,000	681,856
Hyundai Auto Receivables Trust
Series 2021-C, Class A4 1.030%, 12/15/2027	963,000	907,239
Series 2022-A, Class A3 2.220%, 10/15/2026	1,523,060	1,488,943
Series 2022-A, Class A4 2.350%, 04/17/2028	606,000	576,202
Series 2023-A, Class A4 4.480%, 07/17/2028	1,261,000	1,240,759
Series 2023-B, Class A3 5.480%, 04/17/2028	781,000	785,647
Mercedes-Benz Auto Receivables Trust Series 2022-1, Class A4 5.250%, 02/15/2029	1,392,000	1,395,583
Navient Private Education Loan Trust
Series 2014-AA, Class A3 (1 month CME Term SOFR + 1.714%) 7.032%, 10/15/2031 (A)(D)	354,605	355,443
Series 2016-AA, Class A2B (1 month CME Term SOFR + 2.264%) 7.582%, 12/15/2045 (A)(D)	116,268	117,224

The accompanying notes are an integral part of the financial statements.	24

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust
Series 2018-DA, Class A2A 4.000%, 12/15/2059 (D)	$555,471	$535,934
Series 2019-CA, Class A2 3.130%, 02/15/2068 (D)	982,669	944,676
Series 2019-D, Class A2A 3.010%, 12/15/2059 (D)	1,571,473	1,481,058
Series 2019-FA, Class A2 2.600%, 08/15/2068 (D)	822,921	767,995
Series 2020-EA, Class A 1.690%, 05/15/2069 (D)	111,910	100,503
Series 2020-GA, Class A 1.170%, 09/16/2069 (D)	40,543	36,371
Series 2021-BA, Class A 0.940%, 07/15/2069 (D)	361,655	314,359
Series 2021-CA, Class A 1.060%, 10/15/2069 (D)	97,444	84,661
Series 2021-EA, Class A 0.970%, 12/16/2069 (D)	2,510,852	2,154,212
Series 2021-FA, Class A 1.110%, 02/18/2070 (D)	1,347,582	1,143,596
Series 2021-GA, Class A 1.580%, 04/15/2070 (D)	396,990	342,697
Series 2022-A, Class A 2.230%, 07/15/2070 (D)	3,403,119	2,983,969
Navient Student Loan Trust Series 2021-3A, Class A1A 1.770%, 08/25/2070 (D)	1,443,073	1,260,008
Nelnet Student Loan Trust
Series 2004-3, Class A5 (90 day Average SOFR + 0.442%) 5.803%, 10/27/2036 (A)	114,875	113,124
Series 2004-4, Class A5 (90 day Average SOFR + 0.422%) 5.783%, 01/25/2037 (A)	1,002,049	992,480
Series 2005-1, Class A5 (90 day Average SOFR + 0.372%) 5.733%, 10/25/2033 (A)	2,128,250	2,093,525
Series 2005-2, Class A5 (90 day Average SOFR + 0.362%) 5.714%, 03/23/2037 (A)	2,347,656	2,314,359
Series 2005-3, Class A5 (90 day Average SOFR + 0.382%) 5.734%, 12/24/2035 (A)	1,689,935	1,668,277
Series 2005-4, Class A4 (90 day Average SOFR + 0.442%) 5.794%, 03/22/2032 (A)	285,430	272,878
Nissan Auto Lease Trust
Series 2023-B, Class A4 5.610%, 11/15/2027	1,289,000	1,293,024
Series 2024-A, Class A4 4.970%, 09/15/2028	721,000	717,528
Nissan Auto Receivables Owner Trust Series 2022-B, Class A4 4.450%, 11/15/2029	820,000	805,739
PenFed Auto Receivables Owner Trust
Series 2022-A, Class A3 3.960%, 04/15/2026 (D)	983,110	975,383
Series 2022-A, Class A4 4.180%, 12/15/2028 (D)	598,000	588,662
Santander Drive Auto Receivables Trust
Series 2022-2, Class A3 2.980%, 10/15/2026	546,830	545,130
Series 2022-3, Class A3 3.400%, 12/15/2026	449,946	447,705
Series 2022-4, Class A3 4.140%, 02/16/2027	963,370	958,281
Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust (continued)
Series 2022-5, Class A3 4.110%, 08/17/2026	$586,778	$584,828
Series 2022-6, Class A3 4.490%, 11/16/2026	1,764,991	1,758,264
Series 2022-7, Class A3 5.750%, 04/15/2027	685,000	685,236
Series 2024-1, Class A3 5.250%, 04/17/2028	1,254,000	1,253,440
SBNA Auto Lease Trust
Series 2024-A, Class A3 5.390%, 11/20/2026 (D)	1,376,000	1,376,264
Series 2024-A, Class A4 5.240%, 01/22/2029 (D)	1,883,000	1,878,485
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A3 4.950%, 05/21/2029 (D)	2,046,000	2,035,752
Series 2024-1A, Class A4 4.940%, 01/21/2031 (D)	347,000	344,797
SMB Private Education Loan Trust
Series 2016-B, Class A2A 2.430%, 02/17/2032 (D)	47,990	46,950
Series 2020-B, Class A1A 1.290%, 07/15/2053 (D)	743,904	677,031
Series 2020-PTB, Class A2A 1.600%, 09/15/2054 (D)	3,183,386	2,887,485
Series 2021-A, Class APT1 1.070%, 01/15/2053 (D)	2,629,634	2,320,856
Series 2021-B, Class A 1.310%, 07/17/2051 (D)	654,161	592,743
Series 2021-E, Class A1A 1.680%, 02/15/2051 (D)	1,394,539	1,263,467
SoFi Professional Loan Program LLC
Series 2017-D, Class A2FX 2.650%, 09/25/2040 (D)	151,303	145,560
Series 2020-C, Class AFX 1.950%, 02/15/2046 (D)	127,285	115,948
Series 2021-B, Class AFX 1.140%, 02/15/2047 (D)	1,058,359	898,161
Synchrony Card Funding LLC Series 2023-A1, Class A 5.540%, 07/15/2029	4,200,000	4,234,200
T-Mobile US Trust
Series 2022-1A, Class A 4.910%, 05/22/2028 (D)	1,285,000	1,278,879
Series 2024-1A, Class A 5.050%, 09/20/2029 (D)	2,061,000	2,060,918
Toyota Auto Receivables Owner Trust
Series 2022-D, Class A4 5.430%, 04/17/2028	757,000	764,696
Series 2023-B, Class A3 4.710%, 02/15/2028	1,672,000	1,658,665
Series 2023-C, Class A3 5.160%, 04/17/2028	2,819,000	2,822,271
Verizon Master Trust
Series 2022-2, Class A 1.530%, 07/20/2028	1,023,000	988,518
Series 2022-4, Class A (3.400% to 6-20-25, then 4.150% thereafter) 3.400%, 11/20/2028	2,260,000	2,207,623
Series 2022-6, Class A (3.670% to 7-20-25, then 4.420% thereafter) 3.670%, 01/22/2029	1,676,000	1,640,343
Series 2023-1, Class A (4.490% to 1-20-26, then 5.240% thereafter) 4.490%, 01/22/2029	2,468,000	2,440,631

The accompanying notes are an integral part of the financial statements.	25

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Verizon Master Trust (continued)
Series 2023-2, Class A 4.890%, 04/13/2028	$925,000	$920,157
Series 2023-4, Class A1A 5.160%, 06/20/2029	4,573,000	4,583,606
Series 2024-1, Class A1A 5.000%, 12/20/2028	3,114,000	3,105,367
Series 2024-2, Class A 4.830%, 12/22/2031 (D)	1,495,000	1,492,928
Volkswagen Auto Loan Enhanced Trust Series 2023-1, Class A3 5.020%, 06/20/2028	1,870,000	1,866,810
WF Card Issuance Trust Series 2024-A1, Class A 4.940%, 02/15/2029 (C)	3,947,000	3,947,000
World Omni Select Auto Trust Series 2023-A, Class A2A 5.920%, 03/15/2027	1,040,482	1,041,668
TOTAL ASSET BACKED SECURITIES (Cost $137,257,647)		$134,130,979
SHORT-TERM INVESTMENTS – 4.0%
Short-term funds – 4.0%
John Hancock Collateral Trust, 5.2759% (G)(H)	96,869	968,726
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.2628% (G)	70,899,632	70,899,632
TOTAL SHORT-TERM INVESTMENTS (Cost $71,868,296)		$71,868,358
Total Investments (Core Bond Fund) (Cost $1,969,025,092) – 106.9%		$1,923,061,921
Other assets and liabilities, net – (6.9%)		(123,608,224)
TOTAL NET ASSETS – 100.0%		$1,799,453,697
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IBOR	Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	All or a portion of this security is on loan as of 2-29-24.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	The rate shown is the annualized seven-day yield as of 2-29-24.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Health Sciences Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 98.9%
Financials – 0.3%
Financial services – 0.1%
Helix Acquisition Corp. II (A)	16,221	$168,050
Insurance – 0.2%
Oscar Health, Inc., Class A (A)	38,602	627,669
		795,719
Health care – 98.5%
Biotechnology – 31.8%
AbbVie, Inc.	9,269	1,631,807
ACADIA Pharmaceuticals, Inc. (A)	21,011	488,296
Acumen Pharmaceuticals, Inc. (A)	3,788	16,326
Agios Pharmaceuticals, Inc. (A)	16,507	533,506
Akero Therapeutics, Inc. (A)	12,988	350,546
Alector, Inc. (A)	15,178	105,791
Alkermes PLC (A)	27,636	820,513
Allogene Therapeutics, Inc. (A)	46,738	229,484
Alnylam Pharmaceuticals, Inc. (A)	24,093	3,640,211
Alpine Immune Sciences, Inc. (A)	13,700	482,514
ALX Oncology Holdings, Inc. (A)	12,669	185,854
Amgen, Inc.	16,045	4,393,602
Annexon, Inc. (A)	14,200	79,094
Apellis Pharmaceuticals, Inc. (A)	30,776	1,907,189
Apogee Therapeutics, Inc. (A)	14,308	498,205
Arcellx, Inc. (A)	7,881	518,727
Ardelyx, Inc. (A)	52,741	491,546
Argenx SE, ADR (A)	14,339	5,448,963
Arrowhead Pharmaceuticals, Inc. (A)	3,223	103,458
Ascendis Pharma A/S, ADR (A)	7,856	1,160,803
Atara Biotherapeutics, Inc. (A)	77,700	60,451
Aura Biosciences, Inc. (A)	11,763	106,690
Autolus Therapeutics PLC, ADR (A)	38,774	232,644
Avidity Biosciences, Inc. (A)	25,697	470,255
Beam Therapeutics, Inc. (A)	13,168	520,004
BeiGene, Ltd., ADR (A)	11,814	1,956,989
Bicycle Therapeutics PLC, ADR (A)	4,984	125,049
Biogen, Inc. (A)	7,291	1,582,074
Biohaven, Ltd. (A)	31,581	1,520,309
BioMarin Pharmaceutical, Inc. (A)	15,410	1,329,575
Blueprint Medicines Corp. (A)	30,653	2,866,669
C4 Therapeutics, Inc. (A)	13,300	146,034
Cabaletta Bio, Inc. (A)	10,397	237,883
Cargo Therapeutics, Inc. (A)	23,935	578,748
Celldex Therapeutics, Inc. (A)	16,416	788,953
Centessa Pharmaceuticals PLC, ADR (A)	27,742	291,568
CG Oncology, Inc. (A)	13,894	621,201
Cogent Biosciences, Inc. (A)	7,158	50,106
Crinetics Pharmaceuticals, Inc. (A)	16,320	668,141
CRISPR Therapeutics AG (A)	4,796	403,919
Cytokinetics, Inc. (A)	9,803	708,169
Day One Biopharmaceuticals, Inc. (A)	6,468	108,210
Denali Therapeutics, Inc. (A)	12,793	253,046
Disc Medicine, Inc. (A)	4,021	276,122
Dyne Therapeutics, Inc. (A)	3,700	99,530
Entrada Therapeutics, Inc. (A)	11,267	149,062
Exact Sciences Corp. (A)	16,193	931,583
Exelixis, Inc. (A)	22,326	488,939
Fusion Pharmaceuticals, Inc. (A)	12,500	149,500
Generation Bio Company (A)	45,593	114,438
Gossamer Bio, Inc. (A)	52,800	74,448
Ideaya Biosciences, Inc. (A)	18,938	846,529
IGM Biosciences, Inc. (A)	16,325	206,185
Immatics NV (A)	36,364	454,914
Immuneering Corp., Class A (A)	37,414	231,967
Immunocore Holdings PLC, ADR (A)	20,590	1,384,060
Immunome, Inc. (A)	26,450	640,090

The accompanying notes are an integral part of the financial statements.	26

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Immunovant, Inc. (A)	13,048	$461,508
Incyte Corp. (A)	10,215	596,147
Innate Pharma SA (A)	1,016	2,398
Insmed, Inc. (A)	40,246	1,115,619
Intellia Therapeutics, Inc. (A)	5,442	174,797
Ionis Pharmaceuticals, Inc. (A)	22,091	998,734
Iovance Biotherapeutics, Inc. (A)	66,899	1,064,363
Krystal Biotech, Inc. (A)	6,678	1,064,941
Kymera Therapeutics, Inc. (A)	22,983	981,374
Kyverna Therapeutics, Inc. (A)	6,888	187,147
Larimar Therapeutics, Inc. (A)	4,450	51,175
Legend Biotech Corp., ADR (A)	22,923	1,493,663
Lyell Immunopharma, Inc. (A)	137,488	401,465
MacroGenics, Inc. (A)	12,700	227,838
Madrigal Pharmaceuticals, Inc. (A)	3,350	791,270
Mereo Biopharma Group PLC, ADR (A)	28,200	107,160
Merus NV (A)	13,892	673,484
Mirum Pharmaceuticals, Inc. (A)	8,272	237,489
Monte Rosa Therapeutics, Inc. (A)	35,064	221,955
MoonLake Immunotherapeutics (A)	19,247	928,475
Morphic Holding, Inc. (A)	15,019	554,952
Neurocrine Biosciences, Inc. (A)	12,661	1,650,994
Nuvalent, Inc., Class A (A)	3,700	311,244
ORIC Pharmaceuticals, Inc. (A)	18,584	236,760
Pharming Group NV (A)	129,911	145,004
Praxis Precision Medicines, Inc. (A)	1,300	60,814
Prelude Therapeutics, Inc. (A)	17,193	73,930
Prime Medicine, Inc. (A)	11,330	97,778
Protagonist Therapeutics, Inc. (A)	16,248	493,614
Prothena Corp. PLC (A)	14,340	395,641
RAPT Therapeutics, Inc. (A)	3,975	34,066
Regeneron Pharmaceuticals, Inc. (A)	7,822	7,556,756
Relay Therapeutics, Inc. (A)	47,360	474,547
Replimune Group, Inc. (A)	28,614	245,508
REVOLUTION Medicines, Inc. (A)	30,657	903,768
Rhythm Pharmaceuticals, Inc. (A)	4,719	204,899
Rocket Pharmaceuticals, Inc. (A)	17,182	503,433
Roivant Sciences, Ltd. (A)	34,797	398,078
Sage Therapeutics, Inc. (A)	17,716	380,540
Sana Biotechnology, Inc. (A)	57,004	572,320
Sarepta Therapeutics, Inc. (A)	8,066	1,031,641
Scholar Rock Holding Corp. (A)	36,946	572,663
Sensorion SA (A)	181,940	179,575
Soleno Therapeutics, Inc. (A)	6,181	298,666
SpringWorks Therapeutics, Inc. (A)	21,410	1,054,657
Taysha Gene Therapies, Inc. (A)	17,700	55,932
Tenaya Therapeutics, Inc. (A)	21,031	125,134
Ultragenyx Pharmaceutical, Inc. (A)	23,427	1,211,644
UroGen Pharma, Ltd. (A)	5,800	106,314
Vaxcyte, Inc. (A)	15,780	1,164,880
Vera Therapeutics, Inc. (A)	13,852	652,152
Vertex Pharmaceuticals, Inc. (A)	14,346	6,035,936
Viking Therapeutics, Inc. (A)	139	10,710
Voyager Therapeutics, Inc. (A)	21,528	179,113
Xencor, Inc. (A)	19,037	436,899
Zai Lab, Ltd., ADR (A)	25,635	537,822
Zealand Pharma A/S (A)	1,509	145,642
Zentalis Pharmaceuticals, Inc. (A)	27,055	403,390
		86,038,907
Health care equipment and supplies – 16.4%
Becton, Dickinson and Company	12,567	2,960,157
Boston Scientific Corp. (A)	41,415	2,742,087
DexCom, Inc. (A)	13,154	1,513,631
Edwards Lifesciences Corp. (A)	34,169	2,899,923
Enovis Corp. (A)	3,900	233,259
Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Glaukos Corp. (A)	2,483	$219,969
Hologic, Inc. (A)	24,557	1,812,307
Inspire Medical Systems, Inc. (A)	3,330	596,203
Insulet Corp. (A)	3,308	542,512
Intuitive Surgical, Inc. (A)	29,425	11,346,280
Lantheus Holdings, Inc. (A)	10,437	682,371
Novocure, Ltd. (A)	28,472	435,906
Orchestra BioMed Holdings, Inc. (A)	19,166	123,429
Penumbra, Inc. (A)	13,074	3,071,344
PROCEPT BioRobotics Corp. (A)	14,354	693,872
Shockwave Medical, Inc. (A)	7,650	1,995,656
Siemens Healthineers AG (B)	6,012	360,819
Sonova Holding AG	1,805	556,747
Stryker Corp.	28,678	10,010,629
Teleflex, Inc.	1,214	270,467
Zimmer Biomet Holdings, Inc.	11,240	1,397,806
		44,465,374
Health care providers and services – 17.9%
agilon health, Inc. (A)	42,948	263,271
BrightSpring Health Services, Inc. (A)	20,143	181,086
Cardinal Health, Inc.	12,633	1,414,643
Cencora, Inc.	3,679	866,772
Centene Corp. (A)	22,984	1,802,635
Elevance Health, Inc.	19,169	9,608,461
GeneDx Holdings Corp. (A)	990	8,069
Guardant Health, Inc. (A)	12,857	244,283
HCA Healthcare, Inc.	9,134	2,847,068
Humana, Inc.	4,568	1,600,262
McKesson Corp.	2,515	1,311,346
Molina Healthcare, Inc. (A)	10,559	4,159,296
Surgery Partners, Inc. (A)	17,019	528,100
Tenet Healthcare Corp. (A)	10,365	963,945
The Cigna Group	14,215	4,778,230
UnitedHealth Group, Inc.	36,120	17,828,832
		48,406,299
Health care technology – 0.8%
Schrodinger, Inc. (A)	10,047	255,797
Veeva Systems, Inc., Class A (A)	8,354	1,883,911
		2,139,708
Life sciences tools and services – 11.4%
10X Genomics, Inc., Class A (A)	34,035	1,587,392
Agilent Technologies, Inc.	19,239	2,642,669
Bio-Techne Corp.	15,076	1,109,141
Bruker Corp.	9,823	850,082
Charles River Laboratories International, Inc. (A)	4,166	1,058,956
Danaher Corp.	31,786	8,046,308
ICON PLC (A)	4,090	1,311,336
IQVIA Holdings, Inc. (A)	3,505	866,296
Pacific Biosciences of California, Inc. (A)	36,880	203,946
Repligen Corp. (A)	4,958	961,802
Thermo Fisher Scientific, Inc.	18,383	10,481,619
West Pharmaceutical Services, Inc.	5,031	1,802,909
		30,922,456
Pharmaceuticals – 20.2%
Alto Neuroscience, Inc. (A)	8,964	138,046
Amylyx Pharmaceuticals, Inc. (A)	16,352	308,235
Arvinas, Inc. (A)	20,422	939,004
AstraZeneca PLC, ADR	80,572	5,169,500
Axsome Therapeutics, Inc. (A)	4,392	357,421
Daiichi Sankyo Company, Ltd.	20,300	668,558
Edgewise Therapeutics, Inc. (A)	742	12,117
Eli Lilly & Company	35,360	26,650,125
EyePoint Pharmaceuticals, Inc. (A)	14,944	406,626

The accompanying notes are an integral part of the financial statements.	27

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Intra-Cellular Therapies, Inc. (A)	4,909	$341,274
Longboard Pharmaceuticals, Inc. (A)	17,782	394,405
Merck & Company, Inc.	90,903	11,558,316
Novo Nordisk A/S, ADR	32,648	3,910,251
Pharvaris NV (A)	14,652	336,117
Pliant Therapeutics, Inc. (A)	13,397	212,610
Structure Therapeutics, Inc., ADR (A)	18,189	737,928
Ventyx Biosciences, Inc. (A)	3,400	24,072
Viatris, Inc.	34,371	425,169
WaVe Life Sciences, Ltd. (A)	42,611	204,959
Zoetis, Inc.	10,435	2,069,574
		54,864,307
		266,837,051
Materials – 0.1%
Chemicals – 0.1%
Ginkgo Bioworks Holdings, Inc. (A)	91,101	138,474
TOTAL COMMON STOCKS (Cost $178,928,092)		$267,771,244
PREFERRED SECURITIES – 0.3%
Health care – 0.3%
Life sciences tools and services – 0.3%
Sartorius AG	2,147	813,133
TOTAL PREFERRED SECURITIES (Cost $354,911)		$813,133
CONVERTIBLE BONDS - 0.1%
Health care - 0.1%
Immunocore Holdings PLC 2.500%, 02/01/2030 (B)	$276,000	285,936
TOTAL CONVERTIBLE BONDS (Cost $276,000)		$285,936
WARRANTS – 0.0%
GeneDx Holdings Corp. (Expiration Date: 7-22-26; Strike Price: $11.50) (A)	7,150	641
REVOLUTION Medicines, Inc. (Expiration Date: 11-14-28; Strike Price: $11.50) (A)	6,524	1,339
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (A)	2,900	293
TOTAL WARRANTS (Cost $42,435)		$2,273
SHORT-TERM INVESTMENTS – 0.4%
Short-term funds – 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.2628% (C)	1,125,701	1,125,701
T. Rowe Price Government Reserve Fund, 5.3661% (C)	3,935	3,935
TOTAL SHORT-TERM INVESTMENTS (Cost $1,129,636)		$1,129,636
Total Investments (Health Sciences Fund) (Cost $180,731,074) – 99.7%		$270,002,222
Other assets and liabilities, net – 0.3%		948,080
TOTAL NET ASSETS – 100.0%		$270,950,302
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 2-29-24.
High Yield Fund
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 0.3%
Argentina – 0.3%
Provincia de Buenos Aires 6.375%, (6.375% to 9-1-24, then 6.625% thereafter), 09/01/2037 (A)	$968,484	$372,866
Republic of Argentina
1.000%, 07/09/2029	54,775	25,355
3.625%, (3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter), 07/09/2035	476,895	176,754
		574,975
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $852,320)		$574,975
CORPORATE BONDS – 82.4%
Communication services – 11.5%
Accelerate360 Holdings LLC 8.000%, 03/01/2028 (A)	873,000	899,190
Allen Media LLC 10.500%, 02/15/2028 (A)	1,860,000	931,081
Altice Financing SA 5.750%, 08/15/2029 (A)	1,050,000	904,334
Altice France Holding SA 10.500%, 05/15/2027 (A)	770,000	503,014
Altice France SA
5.125%, 07/15/2029 (A)	900,000	679,630
5.500%, 01/15/2028 (A)	840,000	685,378
AMC Entertainment Holdings, Inc. 7.500%, 02/15/2029 (A)	1,350,000	933,013
Banijay Entertainment SASU 8.125%, 05/01/2029 (A)	510,000	527,455
CCO Holdings LLC
4.250%, 01/15/2034 (A)	1,440,000	1,076,627
4.500%, 05/01/2032	1,740,000	1,374,608
4.750%, 02/01/2032 (A)	350,000	282,371
Charter Communications Operating LLC 3.700%, 04/01/2051	540,000	327,804
Clear Channel Outdoor Holdings, Inc. 7.500%, 06/01/2029 (A)	700,000	579,250
CSC Holdings LLC
4.500%, 11/15/2031 (A)	330,000	245,025
5.000%, 11/15/2031 (A)	430,000	234,350
5.750%, 01/15/2030 (A)	660,000	388,130
6.500%, 02/01/2029 (A)	900,000	784,503
11.250%, 05/15/2028 (A)	430,000	443,661
CSC Holdings LLC 11.750%, 01/31/2029 (A)	510,000	533,114
Directv Financing LLC 5.875%, 08/15/2027 (A)	840,000	792,851
DISH DBS Corp.
5.125%, 06/01/2029	1,020,000	435,005
5.750%, 12/01/2028 (A)	1,210,000	837,925
5.875%, 11/15/2024	110,000	103,950
7.750%, 07/01/2026	1,800,000	1,147,500
Gannett Holdings LLC 6.000%, 11/01/2026 (A)	860,000	777,130
Gray Television, Inc. 5.375%, 11/15/2031 (A)	980,000	633,967
iHeartCommunications, Inc.
4.750%, 01/15/2028 (A)	30,000	21,600
5.250%, 08/15/2027 (A)	780,000	578,175
Match Group Holdings II LLC 4.625%, 06/01/2028 (A)	720,000	676,922
Playtika Holding Corp. 4.250%, 03/15/2029 (A)	700,000	597,268

The accompanying notes are an integral part of the financial statements.	28

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Sprint Capital Corp. 8.750%, 03/15/2032	$350,000	$422,703
Sunrise HoldCo IV BV 5.500%, 01/15/2028 (A)	400,000	386,930
Telecom Italia Capital SA 6.000%, 09/30/2034	570,000	528,835
Time Warner Cable LLC 7.300%, 07/01/2038	400,000	398,807
Univision Communications, Inc. 8.000%, 08/15/2028 (A)	410,000	412,189
Urban One, Inc. 7.375%, 02/01/2028 (A)	400,000	343,084
Virgin Media Secured Finance PLC 5.500%, 05/15/2029 (A)	550,000	515,388
Vmed O2 UK Financing I PLC 4.750%, 07/15/2031 (A)	500,000	432,362
ZipRecruiter, Inc. 5.000%, 01/15/2030 (A)	430,000	378,520
		22,753,649
Consumer discretionary – 18.2%
Academy, Ltd. 6.000%, 11/15/2027 (A)	650,000	643,442
Adtalem Global Education, Inc. 5.500%, 03/01/2028 (A)	476,000	453,071
American Axle & Manufacturing, Inc. 5.000%, 10/01/2029	1,000,000	867,082
American News Company LLC 8.500%, (8.500% Cash or 10.000% PIK), 09/01/2026 (A)	754,645	839,543
Bath & Body Works, Inc.
6.625%, 10/01/2030 (A)	860,000	864,722
9.375%, 07/01/2025 (A)	160,000	166,742
Boyne USA, Inc. 4.750%, 05/15/2029 (A)	480,000	441,300
Caesars Entertainment, Inc.
4.625%, 10/15/2029 (A)	770,000	703,007
6.500%, 02/15/2032 (A)	520,000	523,891
7.000%, 02/15/2030 (A)	400,000	409,784
Carnival Corp.
5.750%, 03/01/2027 (A)	470,000	464,113
6.000%, 05/01/2029 (A)(B)	1,050,000	1,026,074
7.000%, 08/15/2029 (A)	400,000	414,917
10.500%, 06/01/2030 (A)	1,150,000	1,254,687
Carnival Holdings Bermuda, Ltd. 10.375%, 05/01/2028 (A)	620,000	676,398
Carriage Purchaser, Inc. 7.875%, 10/15/2029 (A)	980,000	847,700
Carriage Services, Inc. 4.250%, 05/15/2029 (A)	420,000	365,238
Dornoch Debt Merger Sub, Inc. 6.625%, 10/15/2029 (A)	550,000	493,684
Empire Communities Corp. 7.000%, 12/15/2025 (A)	900,000	889,775
Fertitta Entertainment LLC 4.625%, 01/15/2029 (A)	400,000	362,984
Fontainebleau Las Vegas Holdings LLC 10.250%, 06/15/2015 (A)(C)	2,983,778	298
Foot Locker, Inc. 4.000%, 10/01/2029 (A)(B)	760,000	643,142
Ford Motor Company
3.250%, 02/12/2032	400,000	328,023
6.100%, 08/19/2032	30,000	29,947
Ford Motor Credit Company LLC
4.000%, 11/13/2030	920,000	813,421
7.350%, 03/06/2030	520,000	551,201
High Yield Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Full House Resorts, Inc. 8.250%, 02/15/2028 (A)		$1,110,000	$1,040,869
Global Auto Holdings, Ltd. 8.750%, 01/15/2032 (A)		660,000	626,793
Marston's Issuer PLC 7.890%, (SONIA + 2.669%), 07/16/2035 (D)	GBP	380,000	354,956
Melco Resorts Finance, Ltd. 5.375%, 12/04/2029 (A)		$650,000	582,502
Mohegan Tribal Gaming Authority 13.250%, 12/15/2027 (A)		140,000	151,624
NCL Corp., Ltd.
5.875%, 02/15/2027 (A)		320,000	316,263
7.750%, 02/15/2029 (A)		1,310,000	1,342,948
8.125%, 01/15/2029 (A)		790,000	831,145
8.375%, 02/01/2028 (A)		1,240,000	1,301,707
NCL Finance, Ltd. 6.125%, 03/15/2028 (A)		590,000	575,491
NMG Holding Company, Inc. 7.125%, 04/01/2026 (A)		430,000	421,761
PetSmart, Inc. 7.750%, 02/15/2029 (A)		250,000	247,042
Royal Caribbean Cruises, Ltd.
3.700%, 03/15/2028		940,000	867,512
6.250%, 03/15/2032 (A)		1,270,000	1,273,392
7.250%, 01/15/2030 (A)		970,000	1,008,485
Sally Holdings LLC / Sally Capital, Inc. 6.750%, 03/01/2032		330,000	329,051
Sizzling Platter LLC 8.500%, 11/28/2025 (A)		460,000	460,975
Speedway Motorsports LLC 4.875%, 11/01/2027 (A)		390,000	369,127
StoneMor, Inc. 8.500%, 05/15/2029 (A)		340,000	246,758
Sugarhouse HSP Gaming Prop Mezz LP 5.875%, 05/15/2025 (A)		280,000	277,176
The Michaels Companies, Inc. 5.250%, 05/01/2028 (A)		740,000	574,535
TopBuild Corp. 3.625%, 03/15/2029 (A)		400,000	358,265
Upbound Group, Inc. 6.375%, 02/15/2029 (A)		930,000	890,122
Viking Cruises, Ltd.
5.875%, 09/15/2027 (A)		310,000	303,025
7.000%, 02/15/2029 (A)		1,590,000	1,589,303
9.125%, 07/15/2031 (A)		1,110,000	1,201,662
VOC Escrow, Ltd. 5.000%, 02/15/2028 (A)		350,000	336,151
WW International, Inc. 4.500%, 04/15/2029 (A)		1,000,000	463,140
Wynn Macau, Ltd. 5.625%, 08/26/2028 (A)		1,040,000	977,143
Wynn Resorts Finance LLC
5.125%, 10/01/2029 (A)		510,000	481,085
7.125%, 02/15/2031 (A)		390,000	402,746
ZF North America Capital, Inc. 7.125%, 04/14/2030 (A)		520,000	541,803
			35,818,743
Consumer staples – 0.9%
Darling Ingredients, Inc. 6.000%, 06/15/2030 (A)		470,000	463,159
Simmons Foods, Inc. 4.625%, 03/01/2029 (A)		700,000	613,379

The accompanying notes are an integral part of the financial statements.	29

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Triton Water Holdings, Inc. 6.250%, 04/01/2029 (A)	$720,000	$628,546
		1,705,084
Energy – 10.5%
Berry Petroleum Company LLC 7.000%, 02/15/2026 (A)	1,100,000	1,077,633
Blue Racer Midstream LLC 6.625%, 07/15/2026 (A)	1,100,000	1,091,706
Chord Energy Corp. 6.375%, 06/01/2026 (A)	1,160,000	1,161,450
CNX Midstream Partners LP 4.750%, 04/15/2030 (A)	700,000	612,398
Crescent Energy Finance LLC 9.250%, 02/15/2028 (A)	610,000	638,360
Endeavor Energy Resources LP 5.750%, 01/30/2028 (A)	1,000,000	1,008,100
Energy Transfer LP 6.500%, (6.500% to 11-15-26, then 5 Year CMT + 5.694%), 11/15/2026 (E)	230,000	222,927
EQM Midstream Partners LP 6.500%, 07/15/2048	990,000	1,004,887
Hilcorp Energy I LP
6.250%, 04/15/2032 (A)	670,000	648,225
8.375%, 11/01/2033 (A)	410,000	440,443
Howard Midstream Energy Partners LLC
6.750%, 01/15/2027 (A)	810,000	806,919
8.875%, 07/15/2028 (A)	420,000	442,575
MEG Energy Corp. 5.875%, 02/01/2029 (A)	350,000	341,236
Nabors Industries, Ltd. 7.250%, 01/15/2026 (A)	750,000	738,750
Noble Finance II LLC 8.000%, 04/15/2030 (A)	430,000	442,102
Northern Oil and Gas, Inc. 8.125%, 03/01/2028 (A)	700,000	708,841
Permian Resources Operating LLC
5.875%, 07/01/2029 (A)	600,000	586,295
7.000%, 01/15/2032 (A)	780,000	800,887
8.000%, 04/15/2027 (A)	180,000	185,627
9.875%, 07/15/2031 (A)	620,000	686,650
Range Resources Corp. 8.250%, 01/15/2029	800,000	834,614
Shelf Drilling Holdings, Ltd. 9.625%, 04/15/2029 (A)	700,000	675,586
SilverBow Resources, Inc. 13.135%, (3 month CME Term SOFR + 7.750%), 12/15/2028 (A)(D)	960,000	938,118
Southwestern Energy Company 4.750%, 02/01/2032	930,000	844,752
Summit Midstream Holdings LLC 9.000%, 10/15/2026 (A)	430,000	425,408
Tallgrass Energy Partners LP 6.000%, 12/31/2030 (A)	670,000	623,051
Venture Global Calcasieu Pass LLC
3.875%, 11/01/2033 (A)	280,000	234,840
4.125%, 08/15/2031 (A)	420,000	368,617
6.250%, 01/15/2030 (A)	500,000	499,209
Venture Global LNG, Inc. 9.875%, 02/01/2032 (A)	1,440,000	1,516,149
		20,606,355
Financials – 11.5%
Acuris Finance U.S., Inc. 5.000%, 05/01/2028 (A)	350,000	313,366
High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Apollo Commercial Real Estate Finance, Inc. 4.625%, 06/15/2029 (A)	$860,000	$711,376
Banco Santander SA 9.625%, (9.625% to 11-21-33, then 5 Year CMT + 5.298%), 05/21/2033 (E)	600,000	642,581
Barclays PLC 8.000%, (8.000% to 6-15-24, then 5 Year CMT + 5.672%), 06/15/2024 (E)	400,000	399,068
BNP Paribas SA
7.375%, (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%), 08/19/2025 (A)(E)	820,000	821,025
7.750%, (7.750% to 8-16-29, then 5 Year CMT + 4.899%), 08/16/2029 (A)(E)	540,000	543,789
8.000%, (8.000% to 8-22-31, then 5 Year CMT + 3.727%), 08/22/2031 (A)(E)	210,000	209,756
Burford Capital Global Finance LLC
6.250%, 04/15/2028 (A)	700,000	672,373
6.875%, 04/15/2030 (A)	630,000	604,353
9.250%, 07/01/2031 (A)	570,000	598,500
Citigroup, Inc. 7.200%, (7.200% to 5-15-29, then 5 Year CMT + 2.905), 05/15/2029 (E)(F)	550,000	551,140
Coinbase Global, Inc. 3.625%, 10/01/2031 (A)	720,000	563,718
Credit Agricole SA 8.125%, (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%), 12/23/2025 (A)(E)	560,000	570,768
Credit Suisse AG 3.625%, 09/09/2024	250,000	247,520
FirstCash, Inc.
4.625%, 09/01/2028 (A)	530,000	490,219
5.625%, 01/01/2030 (A)	170,000	161,039
6.875%, 03/01/2032 (A)	390,000	386,146
Five Point Operating Company LP 10.500%, 01/15/2028 (A)	537,335	549,506
Global Aircraft Leasing Company, Ltd. 6.500%, (6.500% Cash or 7.250% PIK), 09/15/2024 (A)	1,504,665	1,429,432
GTCR W-2 Merger Sub LLC 7.500%, 01/15/2031 (A)	810,000	844,830
Highlands Holdings Bond Issuer, Ltd. 7.625%, (7.625% Cash or 8.375% PIK), 10/15/2025 (A)	977,637	976,415
Intesa Sanpaolo SpA 4.198%, (4.198% to 6-1-31, then 1 Year CMT + 2.600%), 06/01/2032 (A)	640,000	524,963
Jane Street Group 4.500%, 11/15/2029 (A)	320,000	294,461
Ladder Capital Finance Holdings LLLP
4.250%, 02/01/2027 (A)	230,000	211,638
4.750%, 06/15/2029 (A)	490,000	439,747
Lloyds Banking Group PLC 8.000%, (8.000% to 3-27-30, then 5 Year CMT + 3.913%), 09/27/2029 (E)	810,000	797,414
Midcap Financial Issuer Trust
5.625%, 01/15/2030 (A)	450,000	380,614
6.500%, 05/01/2028 (A)	590,000	540,588
NMI Holdings, Inc. 7.375%, 06/01/2025 (A)	460,000	463,726

The accompanying notes are an integral part of the financial statements.	30

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Paysafe Finance PLC 4.000%, 06/15/2029 (A)	$340,000	$304,514
Rocket Mortgage LLC
3.875%, 03/01/2031 (A)	600,000	515,136
4.000%, 10/15/2033 (A)	890,000	738,914
Ryan Specialty LLC 4.375%, 02/01/2030 (A)	670,000	622,289
StoneX Group, Inc.
7.875%, 03/01/2031 (A)	400,000	405,100
8.625%, 06/15/2025 (A)(B)	640,000	643,974
The Bank of Nova Scotia 8.000%, (8.000% to 1-27-29, then 5 Year CMT + 4.017%), 01/27/2084	380,000	383,727
The Charles Schwab Corp. 4.000%, (4.000% to 12-1-30, then 10 Year CMT + 3.079%), 12/01/2030 (E)	370,000	304,724
The Toronto-Dominion Bank 8.125%, (8.125% to 10-31-27, then 5 Year CMT + 4.075%), 10/31/2082	550,000	572,417
UBS Group AG
6.537%, (6.537% to 8-12-32, then Overnight SOFR + 3.920%), 08/12/2033 (A)	330,000	344,143
7.750%, (7.750% to 4-12-31, then 5 Year SOFR ICE Swap Rate + 4.160%), 04/12/2031 (A)(E)	220,000	220,061
9.016%, (9.016% to 11-15-32, then Overnight SOFR + 5.020%), 11/15/2033 (A)	340,000	409,093
9.250%, (9.250% to 11-13-28, then 5 Year CMT + 4.745%), 11/13/2028 (A)(E)	430,000	459,068
UniCredit SpA 5.459%, (5.459% to 6-30-30, then 5 Year CMT + 4.750%), 06/30/2035 (A)	790,000	729,976
		22,593,207
Health care – 5.1%
Akumin, Inc. 8.000%, (8.000% Cash and 0.000% PIK), 08/01/2027 (A)	1,000,000	865,000
AthenaHealth Group, Inc. 6.500%, 02/15/2030 (A)	390,000	349,158
Bausch Health Companies, Inc.
6.125%, 02/01/2027 (A)	180,000	115,188
6.250%, 02/15/2029 (A)	2,081,000	952,037
Cano Health LLC 6.250%, 10/01/2028 (A)(C)	570,000	5,700
Community Health Systems, Inc.
5.250%, 05/15/2030 (A)	420,000	335,088
6.125%, 04/01/2030 (A)	70,000	43,791
6.875%, 04/15/2029 (A)	1,710,000	1,091,141
10.875%, 01/15/2032 (A)	590,000	600,798
LifePoint Health, Inc.
9.875%, 08/15/2030 (A)	1,100,000	1,141,237
11.000%, 10/15/2030 (A)	540,000	571,214
Medline Borrower LP
3.875%, 04/01/2029 (A)	280,000	251,057
5.250%, 10/01/2029 (A)	740,000	684,490
Par Pharmaceutical, Inc. 7.500%, 04/01/2027 (A)(C)	770,000	488,240
Teva Pharmaceutical Finance Company LLC 6.150%, 02/01/2036	760,000	725,825
High Yield Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Teva Pharmaceutical Finance Netherlands III BV
4.750%, 05/09/2027		$300,000	$285,375
5.125%, 05/09/2029 (B)		500,000	472,160
7.875%, 09/15/2029 (B)		200,000	212,783
8.125%, 09/15/2031		520,000	561,786
US Renal Care, Inc. 10.625%, 06/28/2028 (A)		430,500	360,544
			10,112,612
Industrials – 13.2%
AAR Escrow Issuer LLC 6.750%, 03/15/2029 (A)		590,000	595,577
Advanced Drainage Systems, Inc. 6.375%, 06/15/2030 (A)		430,000	429,986
Allied Universal Holdco LLC 6.625%, 07/15/2026 (A)		770,000	767,668
Alta Equipment Group, Inc. 5.625%, 04/15/2026 (A)		800,000	773,623
American Airlines, Inc.
5.750%, 04/20/2029 (A)		1,370,000	1,339,790
7.250%, 02/15/2028 (A)(B)		490,000	494,078
8.500%, 05/15/2029 (A)		800,000	841,006
Anagram International, Inc. 10.000%, (0.000% Cash and 10.000% PIK), 08/15/2026 (A)(C)		101,368	1,267
ATS Corp. 4.125%, 12/15/2028 (A)		460,000	419,819
Beacon Roofing Supply, Inc. 6.500%, 08/01/2030 (A)		300,000	301,624
Bombardier, Inc.
7.500%, 02/01/2029 (A)		620,000	628,863
7.875%, 04/15/2027 (A)		200,000	200,255
8.750%, 11/15/2030 (A)		800,000	838,008
Brundage-Bone Concrete Pumping Holdings, Inc. 6.000%, 02/01/2026 (A)		680,000	670,985
Clean Harbors, Inc. 6.375%, 02/01/2031 (A)		360,000	357,887
CoreCivic, Inc. 8.250%, 04/15/2026		800,000	817,536
Covanta Holding Corp. 4.875%, 12/01/2029 (A)		570,000	498,120
Doman Building Materials Group, Ltd. 5.250%, 05/15/2026 (A)	CAD	340,000	238,938
GFL Environmental, Inc. 6.750%, 01/15/2031 (A)		$680,000	695,545
H&E Equipment Services, Inc. 3.875%, 12/15/2028 (A)		210,000	189,491
JB Poindexter & Company, Inc. 8.750%, 12/15/2031 (A)		500,000	512,221
Legends Hospitality Holding Company LLC 5.000%, 02/01/2026 (A)		190,000	188,868
Madison IAQ LLC
4.125%, 06/30/2028 (A)		250,000	227,740
5.875%, 06/30/2029 (A)		850,000	758,915
MIWD Holdco II LLC 5.500%, 02/01/2030 (A)		360,000	328,480
Park-Ohio Industries, Inc. 6.625%, 04/15/2027		360,000	329,400
PM General Purchaser LLC 9.500%, 10/01/2028 (A)		1,610,000	1,626,344
Prime Security Services Borrower LLC 6.250%, 01/15/2028 (A)		1,000,000	986,683

The accompanying notes are an integral part of the financial statements.	31

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
R.R. Donnelley & Sons Company 9.750%, 07/31/2028 (A)	$380,000	$388,224
Roller Bearing Company of America, Inc. 4.375%, 10/15/2029 (A)	780,000	710,607
Spirit Loyalty Cayman, Ltd. 8.000%, 09/20/2025 (A)	1,402,000	1,014,011
Stena International SA 7.250%, 01/15/2031 (A)	470,000	467,314
The GEO Group, Inc. 9.500%, 12/31/2028 (A)	1,500,000	1,496,111
Titan International, Inc. 7.000%, 04/30/2028	520,000	516,327
TransDigm, Inc.
6.625%, 03/01/2032 (A)	760,000	764,749
6.750%, 08/15/2028 (A)	420,000	425,022
7.125%, 12/01/2031 (A)	400,000	410,328
Tutor Perini Corp. 6.875%, 05/01/2025 (A)	320,000	316,400
United Airlines 2020-1 Class B Pass Through Trust 4.875%, 01/15/2026	172,360	169,856
United Airlines, Inc. 4.625%, 04/15/2029 (A)	200,000	184,481
United Rentals North America, Inc.
3.875%, 02/15/2031	360,000	318,150
5.250%, 01/15/2030	400,000	387,298
Vertiv Group Corp. 4.125%, 11/15/2028 (A)	560,000	516,678
VistaJet Malta Finance PLC
6.375%, 02/01/2030 (A)	880,000	642,400
7.875%, 05/01/2027 (A)	250,000	211,635
9.500%, 06/01/2028 (A)	80,000	67,400
XPO CNW, Inc. 6.700%, 05/01/2034	740,000	765,658
XPO, Inc. 7.125%, 02/01/2032 (A)	250,000	254,163
		26,085,529
Information technology – 2.9%
CA Magnum Holdings 5.375%, 10/31/2026 (A)	430,000	413,312
Central Parent, Inc. 7.250%, 06/15/2029 (A)	500,000	503,313
CommScope Technologies LLC 5.000%, 03/15/2027 (A)	1,040,000	372,258
CommScope, Inc. 4.750%, 09/01/2029 (A)	1,400,000	959,000
Elastic NV 4.125%, 07/15/2029 (A)	750,000	673,674
Gen Digital, Inc. 7.125%, 09/30/2030 (A)(B)	410,000	418,866
NCR Atleos Corp. 9.500%, 04/01/2029 (A)	660,000	698,145
Open Text Corp. 6.900%, 12/01/2027 (A)	430,000	443,891
Rackspace Finance LLC 3.500%, 05/15/2028 (A)	700,000	420,000
Vericast Corp. 11.000%, 09/15/2026 (A)	860,000	902,114
		5,804,573
Materials – 5.2%
ARD Finance SA 6.500%, (6.500% Cash or 7.250% PIK), 06/30/2027 (A)	1,220,000	521,550
High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Ardagh Metal Packaging Finance USA LLC 4.000%, 09/01/2029 (A)	$1,000,000	$812,161
Canpack SA 3.875%, 11/15/2029 (A)	750,000	650,678
Cascades, Inc. 5.375%, 01/15/2028 (A)	400,000	386,665
First Quantum Minerals, Ltd.
6.875%, 10/15/2027 (A)	1,300,000	1,236,307
8.625%, 06/01/2031 (A)	260,000	248,304
9.375%, 03/01/2029 (A)	1,470,000	1,523,380
Freeport-McMoRan, Inc. 5.450%, 03/15/2043	1,160,000	1,080,129
Hudbay Minerals, Inc. 6.125%, 04/01/2029 (A)	900,000	883,104
LSF11 A5 HoldCo LLC 6.625%, 10/15/2029 (A)	700,000	607,487
Midwest Vanadium Proprietary, Ltd. 13.250%, 02/15/2018 (A)(C)	1,951,648	1,952
Northwest Acquisitions ULC 7.125%, 11/01/2022 (A)(C)	1,140,000	11
Olin Corp. 5.000%, 02/01/2030	360,000	336,466
Smyrna Ready Mix Concrete LLC
6.000%, 11/01/2028 (A)	1,000,000	969,839
8.875%, 11/15/2031 (A)	530,000	561,686
Summit Materials LLC 5.250%, 01/15/2029 (A)	500,000	484,010
		10,303,729
Real estate – 2.2%
Cushman & Wakefield US Borrower LLC 8.875%, 09/01/2031 (A)	200,000	208,250
Diversified Healthcare Trust
4.375%, 03/01/2031	500,000	379,900
4.750%, 02/15/2028	270,000	214,849
9.750%, 06/15/2025	170,000	169,238
Forestar Group, Inc.
3.850%, 05/15/2026 (A)	580,000	550,954
5.000%, 03/01/2028 (A)	420,000	396,991
IIP Operating Partnership LP 5.500%, 05/25/2026	1,030,000	971,777
Iron Mountain Information Management Services, Inc. 5.000%, 07/15/2032 (A)	170,000	151,986
MPT Operating Partnership LP
3.500%, 03/15/2031	300,000	200,910
4.625%, 08/01/2029	250,000	186,220
Service Properties Trust
5.500%, 12/15/2027	640,000	602,493
8.625%, 11/15/2031 (A)	300,000	316,834
		4,350,402
Utilities – 1.2%
Suburban Propane Partners LP 5.000%, 06/01/2031 (A)	460,000	413,237
Sunnova Energy Corp. 5.875%, 09/01/2026 (A)	1,100,000	894,135
TransAlta Corp. 7.750%, 11/15/2029	380,000	395,105
Vistra Operations Company LLC 7.750%, 10/15/2031 (A)	580,000	599,950
		2,302,427
TOTAL CORPORATE BONDS (Cost $180,431,801)		$162,436,310

The accompanying notes are an integral part of the financial statements.	32

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS – 0.5%
Communication services – 0.2%
DISH Network Corp. 3.375%, 08/15/2026	$700,000	$413,875
Consumer discretionary – 0.2%
DraftKings Holdings, Inc. 4.088%, 03/15/2028 (G)	530,000	449,705
Utilities – 0.1%
NextEra Energy Partners LP 2.500%, 06/15/2026 (A)	220,000	197,999
TOTAL CONVERTIBLE BONDS (Cost $1,360,036)		$1,061,579
TERM LOANS (H) – 5.7%
Consumer discretionary – 1.4%
Adtalem Global Education, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.500%) 8.826%, 08/14/2028	253,313	253,789
Clarios Global LP, 2024 Term Loan B (1 month CME Term SOFR + 3.000%) 8.326%, 05/06/2030	389,025	388,904
Equinox Holdings, Inc. , 2020 Term Loan B2 (6 month LIBOR + 9.000%) 14.610%, 03/08/2024	405,300	400,234
First Brands Group LLC, 2021 Term Loan (3 month CME Term SOFR + 5.000%) 10.574%, 03/30/2027	359,825	360,275
Spencer Spirit IH LLC, Term Loan B (1 month CME Term SOFR + 6.000%) 11.430%, 06/19/2026	688,929	684,912
Upbound Group, Inc., 2021 First Lien Term Loan B (3 month CME Term SOFR + 3.250%) 9.119%, 02/17/2028	582,653	581,441
		2,669,555
Financials – 1.0%
Acrisure LLC, 2020 Term Loan B (1 month LIBOR + 3.500%) 8.941%, 02/15/2027	519,750	518,290
Asurion LLC, 2021 Term Loan B9 (1 month CME Term SOFR + 3.250%) 8.691%, 07/31/2027	778,000	765,249
Asurion LLC, 2022 Term Loan B10 (1 month CME Term SOFR + 4.000%) 9.426%, 08/19/2028	464,125	460,064
Deerfield Dakota Holding LLC, 2021 USD 2nd Lien Term Loan (3 month CME Term SOFR + 6.750%) 12.360%, 04/07/2028	250,000	247,500
		1,991,103
Health care – 0.6%
Cotiviti, Inc., 2024 Term Loan 02/21/2031 TBD (I)	400,000	398,500
Eyecare Partners LLC, 2020 Term Loan (3 month CME Term SOFR + 3.750%) 9.324%, 02/18/2027	240,001	127,801
Eyecare Partners LLC, 2022 Incremental Term Loan (3 month CME Term SOFR + 4.500%) 9.913%, 11/15/2028	435,600	230,506
LifePoint Health, Inc., 2023 Term Loan B (3 month CME Term SOFR + 5.500%) 11.087%, 11/16/2028	478,269	478,417
		1,235,224
High Yield Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (H) (continued)
Industrials – 1.0%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B (1 month CME Term SOFR + 3.750%) 9.176%, 05/12/2028	$782,000	$778,379
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month CME Term SOFR + 5.250%) 10.770%, 06/21/2027	336,000	345,737
R.R. Donnelley & Sons Company, 2023 Term Loan B (1 month CME Term SOFR + 7.250%) 12.676%, 03/22/2028	602,448	603,954
United Airlines, Inc., 2024 Term Loan B (3 month CME Term SOFR + 2.750%) 8.076%, 02/15/2031	230,000	229,713
		1,957,783
Information technology – 1.4%
Dcert Buyer, Inc., 2019 Term Loan B (1 month CME Term SOFR + 4.000%) 9.326%, 10/16/2026	680,556	674,832
Dcert Buyer, Inc., 2021 2nd Lien Term Loan (1 month CME Term SOFR + 7.000%) 12.326%, 02/19/2029	880,000	799,542
Global Tel*Link Corp., 2018 1st Lien Term Loan (1 month CME Term SOFR + 4.250%) 9.676%, 11/29/2025	545,336	529,772
MRI Software LLC, 2020 Term Loan (3 month CME Term SOFR + 5.500%) 10.948%, 02/10/2027	68,664	68,149
MRI Software LLC, 2020 Term Loan B (3 month CME Term SOFR + 5.500%) 10.948%, 02/10/2027	119,388	118,493
Neptune Bidco US, Inc., 2022 USD Term Loan B (3 month CME Term SOFR + 5.000%) 10.423%, 04/11/2029	238,200	218,425
Peraton Corp., Term Loan B (1 month CME Term SOFR + 3.750%) 9.176%, 02/01/2028	428,330	428,330
		2,837,543
Materials – 0.3%
Arctic Canadian Diamond Company, Ltd., 2nd Lien PIK Term Loan (10.000% Cash or 12.500% PIK) 12.500%, 12/31/2027 (J)	544,322	492,121
TOTAL TERM LOANS (Cost $11,565,041)		$11,183,329
ASSET BACKED SECURITIES – 7.3%
AGL CLO, Ltd. Series 2021-11A, Class E (3 month CME Term SOFR + 6.622%) 11.936%, 04/15/2034 (A)(D)	350,000	341,553
Aimco CLO, Ltd. Series 2020-12A, Class DR (3 month CME Term SOFR + 2.900%) 8.217%, 01/17/2032 (A)(D)	440,000	433,560
ALM, Ltd. Series 2020-1A, Class D (3 month CME Term SOFR + 6.262%) 11.576%, 10/15/2029 (A)(D)	560,000	559,522
Ares CLO, Ltd. Series 2017-44A, Class CR (3 month CME Term SOFR + 3.662%) 8.976%, 04/15/2034 (A)(D)	410,000	409,992
Balboa Bay Loan Funding, Ltd. Series 2022-1A, Class D (3 month CME Term SOFR + 4.000%) 9.318%, 04/20/2034 (A)(D)	290,000	290,051

The accompanying notes are an integral part of the financial statements.	33

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Ballyrock CLO, Ltd. Series 2022-19A, Class D (3 month CME Term SOFR + 7.110%) 12.428%, 04/20/2035 (A)(D)	$450,000	$441,181
Barings CLO, Ltd.
Series 2018-3A, Class D (3 month CME Term SOFR + 3.162%) 8.479%, 07/20/2029 (A)(D)	250,000	250,388
Series 2020-4A, Class E (3 month CME Term SOFR + 5.942%) 11.259%, 01/20/2032 (A)(D)	350,000	343,408
Series 2023-3A, Class D (3 month CME Term SOFR + 4.500%) 9.907%, 10/15/2036 (A)(D)	250,000	251,361
Battalion CLO, Ltd. Series 2021-20A, Class D (3 month CME Term SOFR + 3.362%) 8.676%, 07/15/2034 (A)(D)	250,000	239,757
BlueMountain CLO XXXI, Ltd. Series 2021-31A, Class E (3 month CME Term SOFR + 6.792%) 12.101%, 04/19/2034 (A)(D)	170,000	158,950
Clover CLO LLC Series 2018-1A, Class DR (3 month CME Term SOFR + 3.362%) 8.679%, 04/20/2032 (A)(D)	320,000	319,075
Dryden CLO, Ltd. Series 2018-70A, Class E (3 month CME Term SOFR + 6.312%) 11.626%, 01/16/2032 (A)(D)	750,000	716,156
Galaxy XXII CLO, Ltd. Series 2016-22A, Class DRR (3 month CME Term SOFR + 3.612%) 8.926%, 04/16/2034 (A)(D)	290,000	284,006
Greenwood Park CLO, Ltd.
Series 2018-1A, Class D (3 month CME Term SOFR + 2.762%) 8.076%, 04/15/2031 (A)(D)	530,000	514,231
Series 2018-1A, Class E (3 month CME Term SOFR + 5.212%) 10.526%, 04/15/2031 (A)(D)	750,000	680,992
Greywolf CLO IV, Ltd. Series 2019-1A, Class CR (3 month CME Term SOFR + 3.910%) 9.227%, 04/17/2034 (A)(D)	390,000	381,932
Grippen Park CLO, Ltd. Series 2017-1A, Class E (3 month CME Term SOFR + 5.962%) 11.279%, 01/20/2030 (A)(D)	440,000	432,627
Halsey Point CLO I, Ltd. Series 2019-1A, Class E (3 month CME Term SOFR + 7.962%) 13.279%, 01/20/2033 (A)(D)	600,000	590,995
ICG US CLO, Ltd. Series 2022-1A, Class DJ (3 month CME Term SOFR + 5.730%) 11.048%, 07/20/2035 (A)(D)	300,000	299,091
Magnetite XXIV, Ltd. Series 2019-24A, Class ER (3 month CME Term SOFR + 6.400%) 11.714%, 04/15/2035 (A)(D)	250,000	240,569
Mountain View CLO IX, Ltd. Series 2015-9A, Class CR (3 month CME Term SOFR + 3.382%) 8.696%, 07/15/2031 (A)(D)	670,000	647,959
High Yield Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Neuberger Berman Loan Advisers CLO, Ltd.
Series 2017-25A, Class DR (3 month CME Term SOFR + 3.112%) 8.410%, 10/18/2029 (A)(D)	$250,000	$247,928
Series 2018-28A, Class D (3 month CME Term SOFR + 3.112%) 8.429%, 04/20/2030 (A)(D)	340,000	335,338
Oaktree CLO, Ltd. Series 2022-2A, Class DR (3 month CME Term SOFR + 4.500%) 9.814%, 07/15/2033 (A)(D)	500,000	500,837
Octagon 55, Ltd. Series 2021-1A, Class D (3 month CME Term SOFR + 3.362%) 8.679%, 07/20/2034 (A)(D)	410,000	400,221
OZLM XI, Ltd. Series 2015-11A, Class CR (3 month CME Term SOFR + 3.862%) 9.179%, 10/30/2030 (A)(D)	1,000,000	1,000,037
Palmer Square Loan Funding, Ltd. Series 2022-3A, Class C (3 month CME Term SOFR + 5.400%) 10.714%, 04/15/2031 (A)(D)	470,000	470,044
Rockland Park CLO, Ltd. Series 2021-1A, Class E (3 month CME Term SOFR + 6.512%) 11.829%, 04/20/2034 (A)(D)	200,000	198,065
Sculptor CLO XXVI, Ltd. Series 2026-A, Class E (3 month CME Term SOFR + 7.512%) 12.829%, 07/20/2034 (A)(D)	390,000	373,650
Symphony CLO XXII, Ltd. Series 2020-22A, Class D (3 month CME Term SOFR + 3.412%) 8.710%, 04/18/2033 (A)(D)	500,000	486,461
TCI-Symphony CLO, Ltd. Series 2016-1A, Class DR2 (3 month CME Term SOFR + 3.362%) 8.676%, 10/13/2032 (A)(D)	300,000	294,474
Trinitas CLO XXVI, Ltd. Series 2023-26A, Class D (3 month CME Term SOFR + 4.500%) 9.819%, 01/20/2035 (A)(D)	950,000	954,151
Valley Stream Park CLO, Ltd. Series 2022-1A, Class DR (3 month CME Term SOFR + 4.150%) 9.468%, 10/20/2034 (A)(D)	320,000	322,036
TOTAL ASSET BACKED SECURITIES (Cost $14,478,839)		$14,410,598
COMMON STOCKS – 0.6%
Communication services – 0.0%
New Cotai, Inc., Class B (J)(K)(L)	11	0
Energy – 0.6%
Berry Corp.	75,327	531,050
Chord Energy Corp.	3,199	519,678
KCAD Holdings I, Ltd. (J)(K)(L)	752,218,031	752
MWO Holdings LLC (J)(K)(L)	1,134	7,053
Permian Production (J)(L)	35,417	21,250
		1,079,783
TOTAL COMMON STOCKS (Cost $8,212,133)		$1,079,783

The accompanying notes are an integral part of the financial statements.	34

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES – 0.4%
Energy – 0.4%
Equitrans Midstream Corp., 9.750% (9.750% to 3-31-24, then 3 month LIBOR + 8.150%)	25,612	$557,061
MPLX LP, 9.538% (J)	8,687	309,952
TOTAL PREFERRED SECURITIES (Cost $852,195)		$867,013
ESCROW SHARES – 0.0%
Arctic Canadian Diamonds Holding Units (J)(L)	518	65,311
TOTAL ESCROW SHARES (Cost $0)		$65,311
ESCROW CERTIFICATES – 0.0%
Magellan Health, Inc. (J)(L)	$4,380,000	0
TOTAL ESCROW CERTIFICATES (Cost $0)		$0
SHORT-TERM INVESTMENTS – 1.6%
Short-term funds – 1.6%
John Hancock Collateral Trust, 5.2759% (M)(N)	137,694	1,376,993
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 5.2493% (M)	1,725,278	1,725,278
TOTAL SHORT-TERM INVESTMENTS (Cost $3,102,300)		$3,102,271
Total Investments (High Yield Fund) (Cost $220,854,665) – 98.8%		$194,781,169
Other assets and liabilities, net – 1.2%		2,270,920
TOTAL NET ASSETS – 100.0%		$197,052,089
Currency Abbreviations
CAD	Canadian Dollar
GBP	Pound Sterling
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
High Yield Fund (continued)
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $151,632,356 or 77.0% of the fund's net assets as of 2-29-24.
(B)	All or a portion of this security is on loan as of 2-29-24.
(C)	Non-income producing - Issuer is in default.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Security purchased or sold on a when-issued or delayed delivery basis.
(G)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(H)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(I)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(J)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(K)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to financial statements.
(L)	Non-income producing security.
(M)	The rate shown is the annualized seven-day yield as of 2-29-24.
(N)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	117	Long	Jun 2024	$12,495,818	$12,508,030	$12,212
5-Year U.S. Treasury Note Futures	4	Short	Mar 2024	(425,493)	(426,031)	(538)
						$11,674

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
GBP	587,667	USD	749,193	MSCS	4/19/2024	—	$(7,180)
MXN	1,466,420	USD	85,300	JPM	4/19/2024	$110	—
USD	149,805	CAD	200,571	MSCS	4/19/2024	1,909	—
The accompanying notes are an integral part of the financial statements.	35

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	279,937	EUR	254,004	BNP	4/19/2024	$4,895	—
						$6,914	$(7,180)

SWAPS
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	The Goodyear Tire & Rubber Company	590,000	USD	$590,000	5.000%	Quarterly	Jun 2027	$(7,058)	$(51,345)	$(58,403)
Centrally cleared	Macy's Retail Holdings LLC	850,000	USD	850,000	1.000%	Quarterly	Dec 2028	106,673	(30,557)	76,116
Centrally cleared	Southwest Airlines Company	1,285,500	USD	1,285,500	1.000%	Quarterly	Dec 2028	6,314	(26,370)	(20,056)
Centrally cleared	Transocean, Inc.	1,283,000	USD	1,283,000	1.000%	Quarterly	Dec 2028	187,731	(6,119)	181,612
Centrally cleared	General Motors Company	430,000	USD	430,000	5.000%	Quarterly	Jun 2029	(72,517)	(4,300)	(76,817)
				$4,438,500				$221,143	$(118,691)	$102,452
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	Occidental Petroleum Corp.	0.494%	810,000	USD	$810,000	1.000%	Quarterly	Jun 2026	$(17,161)	$27,754	$10,593
Centrally cleared	American Axle & Manufacturing, Inc.	0.684%	590,000	USD	590,000	5.000%	Quarterly	Dec 2028	(1,044)	31,278	30,234
Centrally cleared	CDX.NA.HY.41	3.944%	4,761,900	USD	4,761,900	5.000%	Quarterly	Dec 2028	166,921	182,269	349,190
Centrally cleared	Delta Air Lines, Inc.	1.533%	1,285,500	USD	1,285,500	5.000%	Quarterly	Dec 2028	186,184	14,347	200,531
Centrally cleared	Nabors Industries, Inc.	5.902%	1,283,000	USD	1,283,000	1.000%	Quarterly	Dec 2028	(260,242)	29,694	(230,548)
Centrally cleared	Nordstrom, Inc.	3.453%	850,000	USD	850,000	1.000%	Quarterly	Dec 2028	(115,040)	32,070	(82,970)
Centrally cleared	Ford Motor Credit Company LLC	1.187%	1,430,000	USD	1,430,000	5.000%	Quarterly	Jun 2029	218,142	14,299	232,441
					$11,010,400				$177,760	$331,711	$509,471
Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
USD	U.S. Dollar
Derivatives Abbreviations
BNP	BNP Paribas
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
See Notes to financial statements regarding investment transactions and other derivatives information.
International Strategic Equity Allocation Fund
	Shares or Principal Amount	Value
COMMON STOCKS - 94.5%
Australia - 4.4%
Ampol, Ltd.	31,585	$809,679
ANZ Group Holdings, Ltd.	403,354	7,476,445
APA Group	171,342	874,748
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Aristocrat Leisure, Ltd.	78,276	$2,378,296
ASX, Ltd.	26,066	1,116,849

The accompanying notes are an integral part of the financial statements.	36

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Aurizon Holdings, Ltd.	247,872	$614,333
BHP Group, Ltd.	681,676	19,541,165
BlueScope Steel, Ltd.	60,658	902,015
Brambles, Ltd.	186,344	1,829,712
carsales.com, Ltd.	48,076	1,151,789
Cochlear, Ltd.	8,766	1,998,242
Coles Group, Ltd.	179,333	1,972,532
Commonwealth Bank of Australia	225,654	17,117,341
Computershare, Ltd.	72,640	1,227,618
CSL, Ltd.	64,976	12,096,231
Dexus	147,233	705,075
EBOS Group, Ltd.	16,307	367,543
Endeavour Group, Ltd.	191,753	686,454
Fortescue, Ltd.	227,431	3,838,590
Goodman Group	230,561	4,488,473
IDP Education, Ltd.	35,486	440,797
IGO, Ltd.	90,018	464,301
Insurance Australia Group, Ltd.	331,347	1,337,539
Macquarie Group, Ltd.	49,709	6,312,031
Medibank Private, Ltd.	371,516	868,224
Mineral Resources, Ltd.	23,588	1,023,585
Mirvac Group	533,509	756,706
National Australia Bank, Ltd.	420,787	9,349,530
Northern Star Resources, Ltd.	153,379	1,274,991
Orica, Ltd.	61,543	685,833
Origin Energy, Ltd.	230,170	1,344,636
Pilbara Minerals, Ltd.	381,392	1,041,505
Qantas Airways, Ltd. (A)	115,460	385,945
QBE Insurance Group, Ltd.	203,542	2,290,865
Ramsay Health Care, Ltd.	24,462	872,680
REA Group, Ltd.	7,064	893,381
Reece, Ltd.	30,486	533,811
Rio Tinto, Ltd.	50,265	4,047,791
Santos, Ltd.	432,554	1,991,714
Scentre Group	698,926	1,414,531
SEEK, Ltd.	47,585	814,880
Sonic Healthcare, Ltd.	60,498	1,174,012
South32, Ltd.	606,090	1,161,074
Stockland	322,491	942,262
Suncorp Group, Ltd.	174,506	1,737,917
Telstra Group, Ltd.	546,390	1,357,624
The GPT Group	261,598	739,857
The Lottery Corp., Ltd.	296,967	982,589
Transurban Group	414,418	3,651,947
Treasury Wine Estates, Ltd.	107,096	859,806
Vicinity, Ltd.	521,720	658,846
Washington H. Soul Pattinson & Company, Ltd.	31,312	704,357
Wesfarmers, Ltd.	152,485	6,618,427
Westpac Banking Corp.	471,352	8,088,057
WiseTech Global, Ltd.	22,402	1,381,831
Woodside Energy Group, Ltd.	254,507	5,021,123
Woolworths Group, Ltd.	163,966	3,480,607
		157,898,742
Austria - 0.1%
Erste Group Bank AG	49,670	1,985,966
OMV AG	20,961	923,668
Verbund AG	9,697	701,966
voestalpine AG	16,838	460,009
		4,071,609
Belgium - 0.5%
Ageas SA/NV	23,745	1,009,154
Anheuser-Busch InBev SA/NV	120,677	7,293,791
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Belgium (continued)
D'ieteren Group	3,044	$588,160
Elia Group SA/NV	4,030	448,287
Groupe Bruxelles Lambert NV	12,395	932,202
KBC Group NV	34,434	2,425,633
Lotus Bakeries NV	57	536,379
Sofina SA	2,150	492,092
Syensqo SA (A)	10,361	925,081
UCB SA	17,499	2,019,027
Umicore SA	29,125	609,510
Warehouses De Pauw CVA	24,348	652,157
		17,931,473
Brazil - 1.0%
Ambev SA	635,600	1,608,467
Atacadao SA	84,500	205,509
B3 SA - Brasil Bolsa Balcao	785,460	2,027,208
Banco Bradesco SA	207,738	514,006
Banco BTG Pactual SA	160,300	1,173,446
Banco do Brasil SA	115,500	1,344,336
Banco Santander Brasil SA	48,400	278,457
BB Seguridade Participacoes SA	95,800	642,508
CCR SA	133,800	370,897
Centrais Eletricas Brasileiras SA	161,800	1,415,844
Cia de Saneamento Basico do Estado de Sao Paulo	46,100	734,098
Cia Siderurgica Nacional SA	88,700	300,122
Cosan SA	163,600	559,474
CPFL Energia SA	28,900	205,743
Energisa SA	28,100	287,382
Eneva SA (A)	113,500	292,934
Engie Brasil Energia SA	25,625	216,604
Equatorial Energia SA	138,200	950,228
Hapvida Participacoes e Investimentos SA (A)(B)	658,309	486,008
Hypera SA	51,100	337,987
JBS SA	104,000	482,436
Klabin SA	100,000	454,024
Localiza Rent a Car SA	122,145	1,302,264
Lojas Renner SA	129,342	411,097
Magazine Luiza SA (A)	403,100	172,719
Natura & Company Holding SA (A)	120,000	393,716
Petroleo Brasileiro SA	489,300	4,057,240
PRIO SA	106,700	938,194
Raia Drogasil SA	171,664	919,943
Rede D'Or Sao Luiz SA (B)	76,000	387,101
Rumo SA	174,300	796,624
Sendas Distribuidora SA	181,700	519,028
Suzano SA	106,427	1,206,405
Telefonica Brasil SA	56,300	617,011
TIM SA	114,200	417,415
TOTVS SA	70,500	435,245
Ultrapar Participacoes SA	97,300	574,667
Vale SA	456,338	6,149,561
Vibra Energia SA	155,400	808,401
WEG SA	224,040	1,653,563
		36,647,912
Canada - 7.2%
Agnico Eagle Mines, Ltd.	68,275	3,274,524
Air Canada (A)	26,357	351,906
Algonquin Power & Utilities Corp.	91,185	532,806
Alimentation Couche-Tard, Inc.	106,586	6,610,429
AltaGas, Ltd.	39,911	855,477
ARC Resources, Ltd.	83,107	1,416,398
Atco, Ltd., Class I	974	26,676

The accompanying notes are an integral part of the financial statements.	37

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Bank of Montreal	99,437	$9,000,362
Barrick Gold Corp.	240,977	3,513,933
BCE, Inc.	12,236	454,043
Brookfield Asset Management, Ltd., Class A	49,775	2,028,556
Brookfield Corp. (A)	193,094	7,967,626
Brookfield Reinsurance, Ltd. (A)	790	32,179
BRP, Inc.	4,921	324,815
CAE, Inc. (A)	45,422	848,096
Cameco Corp.	59,503	2,411,425
Canadian Apartment Properties REIT	12,799	449,000
Canadian Imperial Bank of Commerce	127,792	6,047,086
Canadian National Railway Company	77,022	9,986,782
Canadian Natural Resources, Ltd.	149,921	10,443,600
Canadian Pacific Kansas City, Ltd.	128,182	10,883,404
Canadian Tire Corp., Ltd., Class A	7,599	773,254
Canadian Utilities, Ltd., Class A	19,977	449,838
CCL Industries, Inc., Class B	21,102	1,075,663
Cenovus Energy, Inc.	195,396	3,405,014
CGI, Inc. (A)	29,180	3,350,276
CI Financial Corp.	2,662	33,188
Constellation Software, Inc.	2,767	7,703,500
Dollarama, Inc.	39,123	3,026,292
Element Fleet Management Corp.	54,739	913,560
Emera, Inc.	39,279	1,377,652
Empire Company, Ltd., Class A	20,744	525,650
Enbridge, Inc. (C)	293,389	10,084,808
Fairfax Financial Holdings, Ltd.	2,987	3,188,254
First Capital Real Estate Investment Trust	1,903	21,790
First Quantum Minerals, Ltd.	81,234	769,154
FirstService Corp.	5,747	945,758
Fortis, Inc.	68,656	2,647,289
Franco-Nevada Corp.	26,396	2,763,591
George Weston, Ltd.	8,749	1,145,947
GFL Environmental, Inc.	32,381	1,167,448
Gildan Activewear, Inc.	24,585	856,123
Great-West Lifeco, Inc. (C)	43,112	1,327,843
Hydro One, Ltd. (B)	47,619	1,419,289
iA Financial Corp., Inc.	15,219	943,765
IGM Financial, Inc.	15,108	396,861
Imperial Oil, Ltd.	27,641	1,729,561
Intact Financial Corp.	25,076	4,169,879
Ivanhoe Mines, Ltd., Class A (A)	85,300	906,959
Keyera Corp.	32,420	797,630
Kinross Gold Corp.	169,954	831,518
Loblaw Companies, Ltd.	21,882	2,332,102
Lundin Mining Corp.	92,860	734,177
Magna International, Inc.	38,401	2,115,924
MEG Energy Corp. (A)	39,844	852,867
Metro, Inc.	32,515	1,760,456
National Bank of Canada	47,372	3,697,540
Northland Power, Inc.	35,674	604,577
Nutrien, Ltd.	68,095	3,554,397
Onex Corp.	9,899	737,201
Open Text Corp.	37,942	1,459,082
Pan American Silver Corp.	50,512	626,771
Parkland Corp.	19,698	630,063
Pembina Pipeline Corp.	77,112	2,683,565
Power Corp. of Canada	83,132	2,401,802
Quebecor, Inc., Class B	22,265	520,717
Restaurant Brands International, Inc.	39,961	3,102,892
RioCan Real Estate Investment Trust	26,025	342,871
Rogers Communications, Inc., Class B	49,657	2,197,546
Royal Bank of Canada	192,147	18,660,409
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Saputo, Inc.	35,829	$728,909
Shopify, Inc., Class A (A)	164,588	12,574,977
SmartCentres Real Estate Investment Trust (C)	1,819	31,109
Stantec, Inc.	15,660	1,307,587
Sun Life Financial, Inc. (C)	84,305	4,477,548
Suncor Energy, Inc.	178,897	6,146,680
TC Energy Corp. (C)	141,716	5,605,360
Teck Resources, Ltd., Class B	63,457	2,438,406
TELUS Corp.	68,982	1,203,112
TFI International, Inc.	11,305	1,670,323
The Bank of Nova Scotia	167,166	8,106,101
The Descartes Systems Group, Inc. (A)	12,112	1,049,799
The Toronto-Dominion Bank	249,912	15,005,953
Thomson Reuters Corp.	22,133	3,493,920
TMX Group, Ltd.	40,612	1,065,311
Toromont Industries, Ltd.	11,790	1,082,875
Tourmaline Oil Corp.	44,480	2,013,014
West Fraser Timber Company, Ltd.	7,980	642,210
Wheaton Precious Metals Corp.	62,687	2,583,417
WSP Global, Inc.	17,372	2,757,452
		259,205,499
Chile - 0.1%
Antofagasta PLC	50,258	1,154,697
Banco de Chile	5,794,156	671,870
Banco de Credito e Inversiones SA	9,805	271,904
Banco Santander Chile	8,327,738	405,020
Cencosud SA	164,274	294,915
Cia Sud Americana de Vapores SA	1,931,976	134,825
Empresas CMPC SA	149,360	265,148
Empresas COPEC SA	49,252	316,106
Enel Americas SA	2,746,275	280,132
Enel Chile SA	3,662,520	219,966
Falabella SA (A)	111,554	282,935
Latam Airlines Group SA (A)	23,068,303	290,065
		4,587,583
China - 5.6%
360 Security Technology, Inc., Class A (A)	53,100	64,675
37 Interactive Entertainment Network Technology Group Company, Ltd., Class A	16,700	45,063
3Peak, Inc., Class A	645	9,864
3SBio, Inc. (A)(B)	227,219	149,916
AAC Technologies Holdings, Inc.	88,644	220,382
Accelink Technologies Company, Ltd., Class A	4,900	20,393
ACM Research Shanghai, Inc., Class A	1,440	19,640
Advanced Micro-Fabrication Equipment, Inc., Class A	4,565	93,293
AECC Aero-Engine Control Company, Ltd., Class A	13,400	32,931
AECC Aviation Power Company, Ltd., Class A	23,200	110,960
Agricultural Bank of China, Ltd., Class A	641,900	373,555
Agricultural Bank of China, Ltd., H Shares	3,467,544	1,422,545
Aier Eye Hospital Group Company, Ltd., Class A	69,784	141,747
Aima Technology Group Company, Ltd., Class A	5,600	25,639
Air China, Ltd., Class A (A)	91,300	94,729
Air China, Ltd., H Shares (A)	203,953	109,214
Akeso, Inc. (A)(B)	61,504	368,804
Alibaba Group Holding, Ltd.	1,995,483	18,345,838

The accompanying notes are an integral part of the financial statements.	38

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Aluminum Corp. of China, Ltd., A Shares	96,800	$81,100
Aluminum Corp. of China, Ltd., H Shares	470,805	234,599
Amlogic Shanghai Company, Ltd., Class A	2,890	22,452
Angel Yeast Company, Ltd., Class A	7,200	33,622
Anhui Conch Cement Company, Ltd., Class A	31,200	103,756
Anhui Conch Cement Company, Ltd., H Shares	146,939	319,737
Anhui Gujing Distillery Company, Ltd., B Shares	12,500	176,730
Anhui Gujing Distillery Company, Ltd., Class A	3,200	97,168
Anhui Honglu Steel Construction Group Company, Ltd., Class A	4,540	11,101
Anhui Jianghuai Automobile Group Corp. Ltd., Class A (A)	16,800	36,039
Anhui Kouzi Distillery Company, Ltd., Class A	4,600	27,205
Anhui Yingjia Distillery Company, Ltd., Class A	5,200	46,065
Anjoy Foods Group Company, Ltd., Class A	1,600	19,379
Anker Innovations Technology Company, Ltd., Class A	2,400	27,313
ANTA Sports Products, Ltd.	155,483	1,515,813
Apeloa Pharmaceutical Company, Ltd., Class A	8,500	16,506
Asia - Potash International Investment Guangzhou Company, Ltd., Class A (A)	6,100	19,112
ASR Microelectronics Company, Ltd., Class A (A)	2,931	20,860
Asymchem Laboratories Tianjin Company, Ltd., Class A	2,240	31,496
Autobio Diagnostics Company, Ltd., Class A	4,400	40,581
Autohome, Inc., ADR	8,164	212,182
Avary Holding Shenzhen Company, Ltd., Class A	13,800	40,392
AVIC Airborne Systems Company, Ltd.	28,980	47,725
AVIC Industry-Finance Holdings Company, Ltd., Class A	65,200	30,047
AviChina Industry & Technology Company, Ltd., H Shares	336,295	137,985
AVICOPTER PLC, Class A	7,600	38,479
BAIC BluePark New Energy Technology Company, Ltd., Class A (A)	34,000	28,036
Baidu, Inc., Class A (A)	276,235	3,495,312
Bank of Beijing Company, Ltd., Class A	183,600	132,216
Bank of Changsha Company, Ltd., Class A	39,000	42,158
Bank of Chengdu Company, Ltd., Class A	31,300	57,490
Bank of China, Ltd., Class A	245,200	152,216
Bank of China, Ltd., H Shares	9,887,899	3,879,039
Bank of Communications Company, Ltd., Class A	317,500	276,409
Bank of Communications Company, Ltd., H Shares	1,091,090	714,823
Bank of Hangzhou Company, Ltd., Class A	46,900	72,195
Bank of Jiangsu Company, Ltd., Class A	147,900	157,537
Bank of Nanjing Company, Ltd., Class A	82,700	100,520
Bank of Ningbo Company, Ltd., Class A	50,700	156,559
Bank of Shanghai Company, Ltd., Class A	118,000	107,103
Bank of Suzhou Company, Ltd., Class A	35,700	35,162
Baoshan Iron & Steel Company, Ltd., Class A	159,800	147,932
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Beijing Dabeinong Technology Group Company, Ltd., Class A	29,500	$21,589
Beijing Easpring Material Technology Company, Ltd., Class A	2,400	11,616
Beijing E-Hualu Information Technology Company, Ltd., Class A (A)	4,800	17,253
Beijing Enlight Media Company, Ltd., Class A	22,200	27,927
Beijing Kingsoft Office Software, Inc., Class A	3,246	122,332
Beijing New Building Materials PLC, Class A	12,500	48,757
Beijing Oriental Yuhong Waterproof Technology Company, Ltd., Class A	9,400	22,515
Beijing Roborock Technology Company, Ltd., Class A	708	32,080
Beijing Shiji Information Technology Company, Ltd., Class A (A)	12,850	14,406
Beijing Tiantan Biological Products Corp., Ltd., Class A	12,500	49,179
Beijing Tongrentang Company, Ltd., Class A	10,600	65,590
Beijing United Information Technology Company, Ltd., Class A	5,208	15,215
Beijing Wantai Biological Pharmacy Enterprise Company, Ltd., Class A	5,769	59,294
Beijing Yanjing Brewery Company, Ltd., Class A	24,200	29,389
Beijing-Shanghai High Speed Railway Company, Ltd., Class A	353,800	248,353
Beiqi Foton Motor Company, Ltd., Class A (A)	57,600	22,794
Bethel Automotive Safety Systems Company, Ltd., Class A	3,000	26,235
Betta Pharmaceuticals Company, Ltd., Class A	2,700	16,200
BGI Genomics Company, Ltd., Class A	2,000	12,275
Bilibili, Inc., Class Z (A)(C)	23,733	230,145
Bloomage Biotechnology Corp., Ltd., Class A	2,856	25,356
BOC International China Company, Ltd., Class A	21,400	32,429
BOE Technology Group Company, Ltd., Class A	265,800	147,311
BTG Hotels Group Company, Ltd., Class A (A)	7,700	16,310
BYD Company, Ltd., Class A	13,200	349,284
BYD Company, Ltd., H Shares	127,472	3,139,644
BYD Electronic International Company, Ltd.	96,801	365,508
By-health Company, Ltd., Class A	10,200	23,939
Caitong Securities Company, Ltd., Class A	44,200	48,999
Cambricon Technologies Corp., Ltd., Class A (A)	2,837	66,520
Canmax Technologies Company, Ltd., Class A	5,660	17,950
Cathay Biotech, Inc., Class A	3,126	20,953
CECEP Solar Energy Company, Ltd., Class A	38,500	29,058
CECEP Wind-Power Corp., Class A	22,100	9,211
CETC Cyberspace Security Technology Company, Ltd., Class A	5,700	16,132
CGN Power Company, Ltd., Class A	101,400	54,379
CGN Power Company, Ltd., H Shares (B)	1,324,089	402,103

The accompanying notes are an integral part of the financial statements.	39

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Changchun High & New Technology Industry Group, Inc., Class A	2,800	$50,083
Changjiang Securities Company, Ltd., Class A	61,500	47,007
Changzhou Xingyu Automotive Lighting Systems Company, Ltd., Class A	2,000	39,055
Chaozhou Three-Circle Group Company, Ltd., Class A	13,800	48,648
Chengxin Lithium Group Company, Ltd., Class A	6,400	19,473
Chifeng Jilong Gold Mining Company, Ltd., Class A (A)	9,800	17,554
China Baoan Group Company, Ltd., Class A	23,300	38,509
China Cinda Asset Management Company, Ltd., H Shares	1,324,408	126,815
China CITIC Bank Corp., Ltd., H Shares	1,128,061	599,777
China Coal Energy Company, Ltd., H Shares	251,593	270,945
China Communications Services Corp., Ltd., H Shares	312,874	132,902
China Construction Bank Corp., Class A	87,200	84,772
China Construction Bank Corp., H Shares	11,818,124	7,329,083
China CSSC Holdings, Ltd., Class A	32,700	161,449
China Eastern Airlines Corp., Ltd., Class A (A)	94,800	50,136
China Energy Engineering Corp., Ltd., Class A	248,700	75,286
China Everbright Bank Company, Ltd., Class A	390,400	174,594
China Everbright Bank Company, Ltd., H Shares	405,138	126,666
China Feihe, Ltd. (B)	431,868	214,807
China Film Company, Ltd., Class A (A)	14,000	23,550
China Galaxy Securities Company, Ltd., Class A	34,600	58,423
China Galaxy Securities Company, Ltd., H Shares	444,020	233,304
China Great Wall Securities Company, Ltd., Class A	40,700	44,731
China Greatwall Technology Group Company, Ltd., Class A	27,000	38,935
China Hongqiao Group, Ltd.	285,832	221,200
China Huishan Dairy Holdings Company, Ltd. (A)(D)	175,000	0
China International Capital Corp., Ltd., Class A	19,300	93,752
China International Capital Corp., Ltd., H Shares (B)	182,449	228,711
China Jushi Company, Ltd., Class A	30,600	42,556
China Life Insurance Company, Ltd., Class A	20,700	87,041
China Life Insurance Company, Ltd., H Shares	927,911	1,137,424
China Literature, Ltd. (A)(B)	48,450	148,533
China Longyuan Power Group Corp., Ltd., H Shares	411,016	289,648
China Meheco Company, Ltd., Class A	11,760	18,524
China Mengniu Dairy Company, Ltd. (A)	384,329	960,954
China Merchants Bank Company, Ltd., Class A	154,900	687,203
China Merchants Bank Company, Ltd., H Shares	475,887	1,840,265
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Merchants Energy Shipping Company, Ltd., Class A	58,700	$58,738
China Merchants Securities Company, Ltd., Class A	61,300	120,155
China Merchants Shekou Industrial Zone Holdings Company, Ltd., Class A	67,700	88,495
China Minsheng Banking Corp., Ltd., Class A	277,800	155,925
China Minsheng Banking Corp., Ltd., H Shares	811,767	285,696
China National Building Material Company, Ltd., H Shares	483,361	181,796
China National Chemical Engineering Company, Ltd., Class A	56,700	54,975
China National Medicines Corp., Ltd., Class A	6,700	29,312
China National Nuclear Power Company, Ltd., Class A	137,600	165,950
China National Software & Service Company, Ltd., Class A	6,060	27,117
China Northern Rare Earth Group High-Tech Company, Ltd., Class A	22,600	59,217
China Oilfield Services, Ltd., H Shares	215,334	189,492
China Pacific Insurance Group Company, Ltd., Class A	54,500	193,340
China Pacific Insurance Group Company, Ltd., H Shares	328,163	622,477
China Petroleum & Chemical Corp., Class A	219,200	190,030
China Petroleum & Chemical Corp., H Shares	3,055,946	1,683,684
China Railway Group, Ltd., Class A	166,200	146,469
China Railway Group, Ltd., H Shares	501,115	244,087
China Railway Signal & Communication Corp., Ltd., Class A	50,493	34,235
China Rare Earth Resources and Technology Company, Ltd., Class A	5,200	20,154
China Resources Microelectronics, Ltd., Class A	8,612	51,210
China Resources Mixc Lifestyle Services, Ltd. (B)	79,681	240,144
China Resources Pharmaceutical Group, Ltd. (B)	196,250	132,731
China Resources Sanjiu Medical & Pharmaceutical Company, Ltd., Class A	7,300	55,818
China Shenhua Energy Company, Ltd., Class A	45,500	243,534
China Shenhua Energy Company, Ltd., H Shares	416,502	1,602,572
China Southern Airlines Company, Ltd., Class A (A)	78,200	64,238
China Southern Airlines Company, Ltd., H Shares (A)(C)	205,872	76,408
China State Construction Engineering Corp., Ltd., Class A	324,700	241,073
China Three Gorges Renewables Group Company, Ltd., Class A	182,500	117,138
China Tourism Group Duty Free Corp., Ltd., Class A	14,800	178,547
China Tourism Group Duty Free Corp., Ltd., H Shares (B)	13,436	131,569
China Tower Corp., Ltd., H Shares (B)	5,514,852	668,445
China United Network Communications, Ltd., Class A	239,900	159,921

The accompanying notes are an integral part of the financial statements.	40

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Vanke Company, Ltd., Class A	74,000	$102,999
China Vanke Company, Ltd., H Shares	261,223	201,398
China XD Electric Company, Ltd., Class A	39,600	29,546
China Yangtze Power Company, Ltd., Class A	178,800	622,374
China Zhenhua Group Science & Technology Company, Ltd., Class A	3,400	27,087
China Zheshang Bank Company, Ltd., Class A	208,200	80,394
Chinasoft International, Ltd. (A)(C)	329,998	214,640
Chongqing Brewery Company, Ltd., Class A	3,400	30,861
Chongqing Changan Automobile Company, Ltd., Class A	62,110	128,355
Chongqing Rural Commercial Bank Company, Ltd., Class A	90,400	56,261
Chongqing Taiji Industry Group Company, Ltd., Class A (A)	4,500	23,681
Chongqing Zhifei Biological Products Company, Ltd., Class A	17,950	133,342
CITIC Securities Company, Ltd., Class A	96,800	286,137
CITIC Securities Company, Ltd., H Shares	225,842	417,459
CITIC, Ltd.	725,235	729,566
CMOC Group, Ltd., Class A	131,800	112,391
CMOC Group, Ltd., H Shares	444,272	274,075
CNGR Advanced Material Company, Ltd., Class A	4,400	28,991
CNPC Capital Company, Ltd., Class A	71,200	61,243
Contemporary Amperex Technology Company, Ltd., Class A	32,320	732,332
COSCO SHIPPING Development Company, Ltd., Class A	75,100	25,669
COSCO SHIPPING Energy Transportation Company, Ltd., Class A	26,800	51,208
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	155,224	146,861
COSCO SHIPPING Holdings Company, Ltd., Class A	91,700	133,832
COSCO SHIPPING Holdings Company, Ltd., H Shares	376,991	405,846
Country Garden Holdings Company, Ltd. (A)(C)	1,547,443	125,750
Country Garden Services Holdings Company, Ltd.	261,430	198,997
CRRC Corp., Ltd., Class A	179,900	159,489
CRRC Corp., Ltd., H Shares	547,773	282,022
CSC Financial Company, Ltd., Class A	32,200	104,038
CSPC Pharmaceutical Group, Ltd.	1,101,785	858,125
CSSC Science & Technology Company, Ltd., Class A	11,700	28,520
Daqin Railway Company, Ltd., Class A	119,400	123,830
Daqo New Energy Corp., ADR (A)	7,152	152,195
DaShenLin Pharmaceutical Group Company, Ltd., Class A	8,404	27,757
Datang International Power Generation Company, Ltd., Class A	60,100	21,455
DHC Software Company, Ltd., Class A	26,600	21,313
Do-Fluoride New Materials Company, Ltd., Class A	6,840	12,573
Dong-E-E-Jiao Company, Ltd., Class A	4,800	38,812
Dongfang Electric Corp., Ltd., Class A	21,500	48,844
Dongfeng Motor Group Company, Ltd., H Shares	309,965	132,590
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Dongxing Securities Company, Ltd., Class A	35,500	$41,843
East Buy Holding, Ltd. (A)(B)(C)	56,365	173,744
East Money Information Company, Ltd., Class A	120,656	234,800
Eastroc Beverage Group Company, Ltd., Class A	2,000	49,710
Ecovacs Robotics Company, Ltd., Class A	3,600	18,645
Empyrean Technology Company, Ltd., Class A	2,400	30,338
ENN Energy Holdings, Ltd.	97,077	788,249
ENN Natural Gas Company, Ltd., Class A	17,400	45,268
Eoptolink Technology, Inc., Ltd., Class A	4,600	38,478
Eve Energy Company, Ltd., Class A	14,500	77,080
Everbright Securities Company, Ltd., Class A	31,100	73,001
Everdisplay Optronics Shanghai Company, Ltd., Class A (A)	13,403	4,453
Fangda Carbon New Material Company, Ltd., Class A (A)	8,200	5,609
Farasis Energy Gan Zhou Company, Ltd., Class A (A)	5,238	9,828
FAW Jiefang Group Company, Ltd., Class A (A)	14,500	17,643
First Capital Securities Company, Ltd., Class A	40,600	32,293
Flat Glass Group Company, Ltd., Class A	9,700	29,405
Flat Glass Group Company, Ltd., H Shares	52,745	97,513
Focus Media Information Technology Company, Ltd., Class A	101,100	88,306
Foshan Haitian Flavouring & Food Company, Ltd., Class A	33,844	190,558
Fosun International, Ltd.	302,435	174,486
Founder Securities Company, Ltd., Class A	73,100	77,426
Foxconn Industrial Internet Company, Ltd., Class A	96,800	251,477
Fujian Sunner Development Company, Ltd., Class A	7,200	16,266
Fuyao Glass Industry Group Company, Ltd., Class A	14,400	86,626
Fuyao Glass Industry Group Company, Ltd., H Shares (B)	73,974	370,789
Galaxycore, Inc., Class A	12,302	33,754
Ganfeng Lithium Group Company, Ltd., Class A	10,160	56,444
Ganfeng Lithium Group Company, Ltd., H Shares (B)	50,354	166,814
G-bits Network Technology Xiamen Company, Ltd., Class A	500	15,079
GD Power Development Company, Ltd., Class A	123,200	80,155
GDS Holdings, Ltd., Class A (A)	111,178	94,209
GEM Company, Ltd., Class A	24,800	18,465
Gemdale Corp., Class A	28,200	16,846
Genscript Biotech Corp. (A)	144,044	291,205
GF Securities Company, Ltd., Class A	53,600	105,495
GF Securities Company, Ltd., H Shares	125,145	134,374
Giant Network Group Company, Ltd., Class A	18,000	28,261
GigaDevice Semiconductor, Inc., Class A	4,700	47,843
Ginlong Technologies Company, Ltd., Class A	2,800	25,320
GoerTek, Inc., Class A	24,800	57,409

The accompanying notes are an integral part of the financial statements.	41

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Goldwind Science & Technology Company, Ltd., Class A	23,800	$25,259
Goneo Group Company, Ltd., Class A	2,500	35,405
GoodWe Technologies Company, Ltd., Class A	920	13,853
Gotion High-tech Company, Ltd., Class A (A)	12,300	33,824
Great Wall Motor Company, Ltd., Class A	17,200	55,868
Great Wall Motor Company, Ltd., H Shares	280,749	316,869
Gree Electric Appliances, Inc. of Zhuhai, Class A	21,400	116,022
Greenland Holdings Corp., Ltd., Class A (A)	85,200	26,030
Greentown China Holdings, Ltd.	134,401	107,466
GRG Banking Equipment Company, Ltd., Class A	18,700	29,955
Guangdong Haid Group Company, Ltd., Class A	12,000	71,824
Guangdong HEC Technology Holding Company, Ltd., Class A (A)	22,300	23,214
Guanghui Energy Company, Ltd., Class A	46,600	48,510
Guangzhou Automobile Group Company, Ltd., Class A	36,500	45,133
Guangzhou Automobile Group Company, Ltd., H Shares	346,155	149,781
Guangzhou Baiyun International Airport Company, Ltd., Class A (A)	15,400	21,649
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., Class A	12,200	50,192
Guangzhou Haige Communications Group, Inc. Company, Class A	26,200	42,068
Guangzhou Kingmed Diagnostics Group Company, Ltd., Class A	3,100	25,896
Guangzhou Shiyuan Electronic Technology Company, Ltd., Class A	3,400	18,514
Guangzhou Tinci Materials Technology Company, Ltd., Class A	14,000	40,153
Guangzhou Yuexiu Capital Holdings Group Company, Ltd., Class A	35,345	30,224
Guolian Securities Company, Ltd., Class A (A)	20,000	30,447
Guosen Securities Company, Ltd., Class A	59,000	70,627
Guotai Junan Securities Company, Ltd., Class A	68,600	143,772
Guoyuan Securities Company, Ltd., Class A	49,200	47,656
H World Group, Ltd., ADR	25,402	928,697
Haidilao International Holding, Ltd. (B)	202,816	368,836
Haier Smart Home Company, Ltd., Class A	45,800	152,835
Haier Smart Home Company, Ltd., H Shares	296,786	898,858
Hainan Airlines Holding Company, Ltd., Class A (A)	207,500	41,264
Hainan Airport Infrastructure Company, Ltd., Class A (A)	68,600	35,724
Haitian International Holdings, Ltd.	75,963	192,343
Haitong Securities Company, Ltd., Class A	88,900	112,822
Haitong Securities Company, Ltd., H Shares	330,771	164,192
Hang Zhou Great Star Industrial Company, Ltd., Class A	8,200	24,744
Hangzhou Binjiang Real Estate Group Company, Ltd., Class A	26,000	27,258
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Hangzhou Chang Chuan Technology Company, Ltd., Class A	5,100	$20,501
Hangzhou First Applied Material Company, Ltd., Class A	12,808	49,467
Hangzhou Lion Microelectronics Company, Ltd., Class A	3,700	12,172
Hangzhou Oxygen Plant Group Company, Ltd., Class A	6,600	25,672
Hangzhou Robam Appliances Company, Ltd., Class A	8,400	29,125
Hangzhou Silan Microelectronics Company, Ltd., Class A	10,100	29,306
Hangzhou Tigermed Consulting Company, Ltd., A Shares	2,500	15,636
Hansoh Pharmaceutical Group Company, Ltd. (B)	145,299	256,095
Haohua Chemical Science & Technology Company, Ltd., Class A	4,000	18,939
Hebei Hengshui Laobaigan Liquor Company, Ltd., Class A	6,900	18,048
Hebei Yangyuan Zhihui Beverage Company, Ltd., Class A	9,100	31,710
Heilongjiang Agriculture Company, Ltd., Class A	14,400	24,856
Henan Shenhuo Coal & Power Company, Ltd., Class A	18,500	47,305
Henan Shuanghui Investment & Development Company, Ltd., Class A	24,700	100,172
Hengan International Group Company, Ltd.	77,190	237,915
Hengdian Group DMEGC Magnetics Company, Ltd., Class A	11,100	22,138
Hengli Petrochemical Company, Ltd., Class A (A)	50,800	89,906
Hengtong Optic-electric Company, Ltd., Class A	18,100	30,758
Hengyi Petrochemical Company, Ltd., Class A (A)	21,200	20,357
Hesteel Company, Ltd., Class A	97,900	29,632
Hisense Visual Technology Company, Ltd., Class A	11,700	42,034
Hithink RoyalFlush Information Network Company, Ltd., Class A	4,400	83,642
HLA Group Corp., Ltd., Class A	29,200	34,974
Hongfa Technology Company, Ltd., Class A	3,520	12,160
Hoshine Silicon Industry Company, Ltd., Class A	5,400	39,735
Hoymiles Power Electronics, Inc., Class A	443	14,311
Hoyuan Green Energy Company, Ltd., Class A	2,734	10,570
Hua Hong Semiconductor, Ltd. (A)(B)	73,732	158,025
Huadian Power International Corp., Ltd., Class A	57,400	49,332
Huadong Medicine Company, Ltd., Class A	14,000	65,310
Huafon Chemical Company, Ltd., Class A	32,200	30,515
Huagong Tech Company, Ltd., Class A	6,900	30,451
Huaibei Mining Holdings Company, Ltd., Class A	16,500	43,344
Hualan Biological Engineering, Inc., Class A	12,400	33,947
Huaneng Power International, Inc., Class A (A)	62,600	76,732

The accompanying notes are an integral part of the financial statements.	42

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Huaneng Power International, Inc., H Shares (A)	514,352	$288,480
Huatai Securities Company, Ltd., Class A	62,100	125,283
Huatai Securities Company, Ltd., H Shares (B)	161,306	190,393
Huaxi Securities Company, Ltd., Class A	21,200	23,158
Huaxia Bank Company, Ltd., Class A	113,100	99,628
Huayu Automotive Systems Company, Ltd., Class A	26,000	63,022
Hubei Feilihua Quartz Glass Company, Ltd., Class A	3,400	14,157
Hubei Jumpcan Pharmaceutical Company, Ltd., Class A	8,100	41,679
Hubei Xingfa Chemicals Group Company, Ltd., Class A	7,300	18,678
Huizhou Desay Sv Automotive Company, Ltd., Class A	3,700	52,580
Humanwell Healthcare Group Company, Ltd., Class A	13,800	42,169
Hunan Valin Steel Company, Ltd., Class A	54,500	43,013
Hundsun Technologies, Inc., Class A	14,300	48,445
Hwatsing Technology Company, Ltd., Class A	1,039	29,147
Hygeia Healthcare Holdings Company, Ltd. (B)	41,602	156,167
Hygon Information Technology Company, Ltd., Class A	14,120	166,975
IEIT Systems Company, Ltd., Class A	11,500	59,640
Iflytek Company, Ltd., Class A	16,500	113,426
Imeik Technology Development Company, Ltd., Class A	1,400	63,680
Industrial & Commercial Bank of China, Ltd., Class A	471,700	349,220
Industrial & Commercial Bank of China, Ltd., H Shares	8,032,826	4,117,730
Industrial Bank Company, Ltd., Class A	157,900	364,922
Industrial Securities Company, Ltd., Class A	75,400	60,842
Ingenic Semiconductor Company, Ltd., Class A	2,800	25,399
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A (A)	305,800	65,456
Inner Mongolia Dian Tou Energy Corp., Ltd., Class A	15,600	35,912
Inner Mongolia Junzheng Energy & Chemical Industry Group Company, Ltd., Class A	69,500	37,543
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	47,100	185,254
Inner Mongolia Yitai Coal Company, Ltd., Class B	135,173	271,515
Inner Mongolia Yuan Xing Energy Company, Ltd., Class A	27,300	22,893
Innovent Biologics, Inc. (A)(B)	148,021	798,233
iQIYI, Inc., ADR (A)	54,526	201,201
IRay Technology Company, Ltd., Class A	527	18,150
Isoftstone Information Technology Group Company, Ltd., Class A (A)	6,450	40,852
JA Solar Technology Company, Ltd., Class A	22,288	58,000
Jason Furniture Hangzhou Company, Ltd., Class A	6,130	31,887
JCET Group Company, Ltd., Class A	14,700	53,454
JD Health International, Inc. (A)(B)	135,008	509,193
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
JD Logistics, Inc. (A)(B)	237,394	$234,403
JD.com, Inc., Class A	287,153	3,240,777
Jiangsu Eastern Shenghong Company, Ltd., Class A	45,500	66,352
Jiangsu Expressway Company, Ltd., H Shares	148,837	152,884
Jiangsu Hengli Hydraulic Company, Ltd., Class A	9,100	71,778
Jiangsu Hengrui Pharmaceuticals Company, Ltd., Class A	46,700	276,108
Jiangsu King's Luck Brewery JSC, Ltd., Class A	9,700	72,161
Jiangsu Nhwa Pharmaceutical Company, Ltd., Class A	7,000	24,486
Jiangsu Pacific Quartz Company, Ltd., Class A	2,500	27,720
Jiangsu Phoenix Publishing & Media Corp., Ltd., Class A	18,800	27,178
Jiangsu Yanghe Brewery Joint-Stock Company, Ltd., Class A	11,300	157,967
Jiangsu Yangnong Chemical Company, Ltd., Class A	1,630	12,380
Jiangsu Yoke Technology Company, Ltd., Class A	4,400	30,794
Jiangsu Yuyue Medical Equipment & Supply Company, Ltd., Class A	7,100	35,283
Jiangsu Zhongtian Technology Company, Ltd., Class A	26,200	47,598
Jiangxi Copper Company, Ltd., Class A	16,000	43,454
Jiangxi Copper Company, Ltd., H Shares	136,515	202,604
Jiangxi Special Electric Motor Company, Ltd., Class A (A)	13,700	19,881
Jinduicheng Molybdenum Company, Ltd., Class A	23,000	32,213
Jinko Solar Company, Ltd., Class A	43,268	53,155
JiuGui Liquor Company, Ltd., Class A	2,500	21,122
Jizhong Energy Resources Company, Ltd., Class A	24,500	27,682
Joincare Pharmaceutical Group Industry Company, Ltd., Class A	19,100	31,972
Jointown Pharmaceutical Group Company, Ltd., Class A	34,536	39,114
Jonjee Hi-Tech Industrial And Commercial Holding Company, Ltd., Class A (A)	6,000	21,067
Juewei Food Company, Ltd., Class A	4,700	14,673
Juneyao Airlines Company, Ltd., Class A (A)	16,500	30,464
Kanzhun, Ltd., ADR	26,768	418,919
KE Holdings, Inc., ADR	81,094	1,102,067
Keda Industrial Group Company, Ltd., Class A	14,700	24,517
Kingdee International Software Group Company, Ltd. (A)	338,412	363,890
Kingnet Network Company, Ltd., Class A	18,000	31,280
Kingsoft Corp., Ltd.	116,796	324,534
Kuaishou Technology (A)(B)	284,771	1,608,078
Kuang-Chi Technologies Company, Ltd., Class A (A)	20,600	42,469
Kunlun Tech Company, Ltd., Class A (A)	9,100	51,135
Kweichow Moutai Company, Ltd., Class A	9,300	2,185,668
LB Group Company, Ltd., Class A	20,600	53,699
Lenovo Group, Ltd.	890,690	983,971
Lens Technology Company, Ltd., Class A	34,800	58,497

The accompanying notes are an integral part of the financial statements.	43

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Lepu Medical Technology Beijing Company, Ltd., Class A	11,800	$24,732
Li Auto, Inc., Class A (A)	140,298	3,201,878
Li Ning Company, Ltd.	289,102	715,270
Liaoning Port Company, Ltd., Class A	164,100	33,737
Lingyi iTech Guangdong Company, Class A	53,800	41,027
Livzon Pharmaceutical Group, Inc., Class A	5,700	30,442
Longfor Group Holdings, Ltd. (B)	243,327	304,768
LONGi Green Energy Technology Company, Ltd., Class A	53,640	158,196
Lufax Holding, Ltd., ADR	26,752	83,466
Luxi Chemical Group Company, Ltd., Class A	12,300	16,973
Luxshare Precision Industry Company, Ltd., Class A	53,100	203,564
Luzhou Laojiao Company, Ltd., Class A	11,100	269,649
Mango Excellent Media Company, Ltd., Class A	13,000	44,720
Maxscend Microelectronics Company, Ltd., Class A	3,800	56,766
Meihua Holdings Group Company, Ltd., Class A	25,300	37,961
Meinian Onehealth Healthcare Holdings Company, Ltd., Class A (A)	21,200	16,388
Meituan, Class B (A)(B)	621,846	6,313,086
Metallurgical Corp. of China, Ltd., Class A	155,500	71,894
Microport Scientific Corp. (A)	95,053	93,022
Ming Yang Smart Energy Group, Ltd., Class A	15,700	22,261
MINISO Group Holding, Ltd.	46,000	211,420
Minth Group, Ltd.	93,559	159,043
Montage Technology Company, Ltd., Class A	9,083	65,981
Muyuan Foods Company, Ltd., Class A	39,300	209,760
Nanjing King-Friend Biochemical Pharmaceutical Company, Ltd., Class A	12,260	24,413
Nanjing Securities Company, Ltd., Class A	32,000	37,043
NARI Technology Company, Ltd., Class A	58,248	187,526
National Silicon Industry Group Company, Ltd., Class A (A)	15,231	32,622
NAURA Technology Group Company, Ltd., Class A	3,700	146,083
NavInfo Company, Ltd., Class A (A)	10,600	10,818
NetEase, Inc.	236,496	5,137,306
New China Life Insurance Company, Ltd., Class A	19,000	86,433
New China Life Insurance Company, Ltd., H Shares	105,017	201,741
New Hope Liuhe Company, Ltd., Class A (A)	24,400	29,991
New Oriental Education & Technology Group, Inc. (A)	182,158	1,711,973
Ninestar Corp., Class A	10,800	35,181
Ningbo Deye Technology Company, Ltd., Class A	3,080	35,830
Ningbo Joyson Electronic Corp., Class A	11,100	25,647
Ningbo Orient Wires & Cables Company, Ltd., Class A	4,400	23,683
Ningbo Ronbay New Energy Technology Company, Ltd., Class A	2,283	9,858
Ningbo Shanshan Company, Ltd., Class A	14,000	22,261
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Ningbo Tuopu Group Company, Ltd., Class A	8,100	$65,912
Ningxia Baofeng Energy Group Company, Ltd., Class A	53,700	113,738
NIO, Inc., ADR (A)(C)	168,856	970,922
Nongfu Spring Company, Ltd., H Shares (B)	245,206	1,386,592
North Industries Group Red Arrow Company, Ltd., Class A	12,500	22,369
Offcn Education Technology Company, Ltd., Class A (A)	35,000	16,988
Offshore Oil Engineering Company, Ltd., Class A	27,500	23,626
OFILM Group Company, Ltd., Class A (A)	21,000	23,781
Oppein Home Group, Inc., Class A	3,300	31,807
Orient Securities Company, Ltd., Class A	68,300	83,530
Oriental Pearl Group Company, Ltd., Class A	29,400	30,194
Ovctek China, Inc., Class A	4,900	14,008
Pangang Group Vanadium Titanium & Resources Company, Ltd., Class A (A)	68,300	30,219
People.cn Company, Ltd., Class A	7,600	28,023
Perfect World Company, Ltd., Class A	17,100	27,778
PetroChina Company, Ltd., Class A	148,200	181,747
PetroChina Company, Ltd., H Shares	2,614,130	2,050,294
Pharmaron Beijing Company, Ltd., Class A	11,725	37,961
PICC Property & Casualty Company, Ltd., H Shares	855,292	1,169,287
Ping An Bank Company, Ltd., Class A	149,900	220,184
Ping An Healthcare and Technology Company, Ltd. (A)(B)(C)	65,616	101,333
Ping An Insurance Group Company of China, Ltd., Class A	80,800	480,125
Ping An Insurance Group Company of China, Ltd., H Shares	823,662	3,662,964
Piotech, Inc., Class A	1,009	29,975
Poly Developments and Holdings Group Company, Ltd., Class A	91,300	123,623
Pop Mart International Group, Ltd. (B)	56,807	141,618
Postal Savings Bank of China Company, Ltd., Class A	217,300	146,225
Postal Savings Bank of China Company, Ltd., H Shares (B)	963,504	506,200
Power Construction Corp. of China, Ltd., Class A	130,200	92,364
Pylon Technologies Company, Ltd., Class A	689	8,104
Qi An Xin Technology Group, Inc., Class A (A)	3,870	18,826
Qifu Technology, Inc., ADR	14,245	220,085
Qinghai Salt Lake Industry Company, Ltd., Class A (A)	34,400	77,201
Range Intelligent Computing Technology Group Company, Ltd., Class A	9,500	34,272
Raytron Technology Company, Ltd., Class A	2,257	12,165
Risen Energy Company, Ltd., Class A	6,600	14,816
Rockchip Electronics Company, Ltd., Class A	1,800	13,466
Rongsheng Petrochemical Company, Ltd., Class A	73,300	104,414
SAIC Motor Corp., Ltd., Class A	63,100	131,034
Sailun Group Company, Ltd., Class A	23,400	46,850

The accompanying notes are an integral part of the financial statements.	44

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Sanan Optoelectronics Company, Ltd., Class A	35,400	$61,167
Sangfor Technologies, Inc., Class A (A)	2,300	20,276
Sany Heavy Equipment International Holdings Company, Ltd.	130,354	100,798
Sany Heavy Industry Company, Ltd., Class A	62,500	120,805
Satellite Chemical Company, Ltd., Class A (A)	25,843	59,436
SDIC Capital Company, Ltd., Class A	57,300	54,970
SDIC Power Holdings Company, Ltd., Class A	50,300	100,827
Seazen Holdings Company, Ltd., Class A (A)	17,600	25,341
Seres Group Company, Ltd., Class A (A)	10,700	136,706
SF Holding Company, Ltd., Class A	35,700	189,664
SG Micro Corp., Class A	3,170	31,156
Shaanxi Coal Industry Company, Ltd., Class A	70,300	251,826
Shan Xi Hua Yang Group New Energy Company, Ltd., Class A	24,850	34,936
Shandong Buchang Pharmaceuticals Company, Ltd., Class A	6,700	16,017
Shandong Gold Mining Company, Ltd., Class A	26,000	78,171
Shandong Gold Mining Company, Ltd., H Shares (B)	85,537	135,154
Shandong Himile Mechanical Science & Technology Company, Ltd., Class A	5,600	25,586
Shandong Hualu Hengsheng Chemical Company, Ltd., Class A	16,700	63,727
Shandong Linglong Tyre Company, Ltd., Class A	10,600	32,594
Shandong Nanshan Aluminum Company, Ltd., Class A	94,600	40,750
Shandong Sun Paper Industry JSC, Ltd., Class A	17,600	34,791
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	309,895	202,283
Shanghai Aiko Solar Energy Company, Ltd., Class A	12,240	25,699
Shanghai Bairun Investment Holding Group Company, Ltd., Class A	7,420	20,717
Shanghai Baosight Software Company, Ltd., Class A	13,860	90,157
Shanghai Baosight Software Company, Ltd., Class B	69,268	155,637
Shanghai BOCHU Electronic Technology Corp., Ltd., Class A	776	30,329
Shanghai Construction Group Company, Ltd., Class A	85,800	29,190
Shanghai Electric Group Company, Ltd., Class A (A)	81,000	47,697
Shanghai Electric Power Company, Ltd., Class A	20,000	23,167
Shanghai Fosun Pharmaceutical Group Company, Ltd., Class A	18,100	61,753
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	56,788	102,325
Shanghai Fudan Microelectronics Group Company, Ltd., Class A	3,068	15,797
Shanghai International Airport Company, Ltd., Class A (A)	7,200	35,129
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shanghai International Port Group Company, Ltd., Class A	56,800	$42,868
Shanghai Jinjiang International Hotels Company, Ltd., Class A	6,100	24,599
Shanghai Junshi Biosciences Company, Ltd., Class A (A)	4,482	19,581
Shanghai Lingang Holdings Corp., Ltd., Class A	6,600	9,799
Shanghai M&G Stationery, Inc., Class A	5,500	27,206
Shanghai Moons' Electric Company, Ltd., Class A	3,500	28,095
Shanghai Pharmaceuticals Holding Company, Ltd., Class A	24,200	60,904
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	86,596	139,255
Shanghai Pudong Development Bank Company, Ltd., Class A	220,600	218,975
Shanghai Putailai New Energy Technology Company, Ltd., Class A	12,810	33,401
Shanghai RAAS Blood Products Company, Ltd., Class A	52,500	52,468
Shanghai Rural Commercial Bank Company, Ltd., Class A	83,500	74,827
Shanghai United Imaging Healthcare Company, Ltd., Class A	6,032	119,430
Shanghai Yuyuan Tourist Mart Group Company, Ltd., Class A	33,400	30,653
Shanghai Zhangjiang High-Tech Park Development Company, Ltd., Class A	10,300	28,555
Shanxi Coal International Energy Group Company, Ltd., Class A	14,400	36,800
Shanxi Coking Coal Energy Group Company, Ltd., Class A	38,400	62,121
Shanxi Lu'an Environmental Energy Development Company, Ltd., Class A	20,500	73,615
Shanxi Meijin Energy Company, Ltd., Class A (A)	21,200	20,221
Shanxi Securities Company, Ltd., Class A	29,600	22,264
Shanxi Taigang Stainless Steel Company, Ltd., Class A	38,600	20,330
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., Class A	8,900	287,056
Shede Spirits Company, Ltd., Class A	2,800	31,476
Shenergy Company, Ltd., Class A	31,700	33,348
Shenghe Resources Holding Company, Ltd., Class A	3,500	4,399
Shengyi Technology Company, Ltd., Class A	16,700	39,757
Shennan Circuits Company, Ltd., Class A	3,100	30,213
Shenwan Hongyuan Group Company, Ltd., Class A	190,900	121,427
Shenzhen Capchem Technology Company, Ltd., Class A	4,740	26,755
Shenzhen Dynanonic Company, Ltd., Class A	1,640	9,788
Shenzhen Energy Group Company, Ltd., Class A	37,800	34,605
Shenzhen Goodix Technology Company, Ltd., Class A (A)	2,800	24,621
Shenzhen Inovance Technology Company, Ltd., Class A	9,700	85,098
Shenzhen Kaifa Technology Company, Ltd., Class A	15,100	29,895

The accompanying notes are an integral part of the financial statements.	45

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shenzhen Kangtai Biological Products Company, Ltd., Class A	6,420	$21,613
Shenzhen Kedali Industry Company, Ltd., Class A	2,000	20,296
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., Class A	8,800	352,505
Shenzhen New Industries Biomedical Engineering Company, Ltd., Class A	5,500	61,853
Shenzhen Overseas Chinese Town Company, Ltd., Class A (A)	58,800	25,045
Shenzhen Salubris Pharmaceuticals Company, Ltd., Class A	7,600	30,805
Shenzhen SC New Energy Technology Corp., Class A	2,400	21,548
Shenzhen SED Industry Company, Ltd., Class A	9,400	25,941
Shenzhen Senior Technology Material Company, Ltd., Class A	8,285	14,100
Shenzhen Sunlord Electronics Company, Ltd., Class A	4,500	17,149
Shenzhen Transsion Holdings Company, Ltd., Class A	5,943	131,238
Shenzhen YUTO Packaging Technology Company, Ltd., Class A	5,200	19,510
Shenzhou International Group Holdings, Ltd.	101,891	835,760
Shijiazhuang Yiling Pharmaceutical Company, Ltd., Class A	13,500	40,235
Shuangliang Eco-Energy Systems Company, Ltd., Class A	9,700	10,980
Sichuan Changhong Electric Company, Ltd., Class A	38,600	27,598
Sichuan Chuantou Energy Company, Ltd., Class A	29,500	64,205
Sichuan Hebang Biotechnology Company, Ltd., Class A	80,600	27,529
Sichuan Kelun Pharmaceutical Company, Ltd., Class A	13,000	49,502
Sichuan Road and Bridge Group Company, Ltd., Class A	53,100	60,195
Sichuan Swellfun Company, Ltd., Class A	3,300	22,986
Sieyuan Electric Company, Ltd., Class A	5,300	42,124
Silergy Corp.	46,000	606,975
Sinolink Securities Company, Ltd., Class A	40,100	50,634
Sinoma International Engineering Company, Class A	18,000	28,027
Sinoma Science & Technology Company, Ltd., Class A	13,400	29,127
Sinomine Resource Group Company, Ltd., Class A	4,080	21,232
Sinopec Shanghai Petrochemical Company, Ltd., Class A (A)	19,500	7,510
Sinopharm Group Company, Ltd., H Shares	168,553	471,685
Sinotruk Hong Kong, Ltd.	86,000	227,513
Skshu Paint Company, Ltd., Class A (A)	3,600	19,294
Smoore International Holdings, Ltd. (B)(C)	217,334	151,084
Songcheng Performance Development Company, Ltd., Class A	18,400	27,569
SooChow Securities Company, Ltd., Class A	42,300	42,865
Southwest Securities Company, Ltd., Class A	55,900	33,501
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Spring Airlines Company, Ltd., Class A (A)	7,500	$59,769
StarPower Semiconductor, Ltd., Class A	1,400	29,479
Sungrow Power Supply Company, Ltd., Class A	10,600	128,211
Sunny Optical Technology Group Company, Ltd.	87,164	560,980
Sunresin New Materials Company, Ltd., Class A	3,600	25,113
Sunwoda Electronic Company, Ltd., Class A	14,500	28,608
SUPCON Technology Company, Ltd., Class A	5,321	34,003
Suzhou Dongshan Precision Manufacturing Company, Ltd., Class A	12,600	26,192
Suzhou Maxwell Technologies Company, Ltd., Class A	1,584	26,709
Suzhou TFC Optical Communication Company, Ltd., Class A	2,800	53,031
TAL Education Group, ADR (A)	54,357	800,679
Tangshan Jidong Cement Company, Ltd., Class A	8,200	6,700
TBEA Company, Ltd., Class A	36,310	75,093
TCL Technology Group Corp., Class A (A)	138,770	87,230
TCL Zhonghuan Renewable Energy Technology Company, Ltd., Class A	26,400	49,567
Tencent Holdings, Ltd.	817,295	28,630,362
Tencent Music Entertainment Group, ADR (A)	91,886	962,046
The People's Insurance Company Group of China, Ltd., Class A	80,800	58,842
The People's Insurance Company Group of China, Ltd., H Shares	1,108,879	369,372
Thunder Software Technology Company, Ltd., Class A	4,000	33,651
Tianfeng Securities Company, Ltd., Class A (A)	62,500	27,101
Tianjin 712 Communication & Broadcasting Company, Ltd., Class A	6,100	24,336
Tianma Microelectronics Company, Ltd., Class A (A)	16,600	21,111
Tianqi Lithium Corp., Class A	10,800	80,322
Tianshan Aluminum Group Company, Ltd., Class A	25,500	20,046
Tianshui Huatian Technology Company, Ltd., Class A	21,800	24,766
Tingyi Cayman Islands Holding Corp.	235,102	261,447
Titan Wind Energy Suzhou Company, Ltd., Class A (A)	11,400	15,815
Tongcheng Travel Holdings, Ltd. (A)	153,512	385,922
TongFu Microelectronics Company, Ltd., Class A	11,500	35,480
Tongkun Group Company, Ltd., Class A (A)	20,100	37,874
Tongling Nonferrous Metals Group Company, Ltd., Class A	87,000	39,575
Tongwei Company, Ltd., Class A	30,300	111,430
Topchoice Medical Corp., Class A (A)	2,400	21,873
Topsports International Holdings, Ltd. (B)	221,128	149,642
TravelSky Technology, Ltd., H Shares	113,173	135,295
Trina Solar Company, Ltd., Class A	16,234	56,531
Trip.com Group, Ltd. (A)	67,399	3,059,260
Tsinghua Tongfang Company, Ltd., Class A (A)	27,500	25,853

The accompanying notes are an integral part of the financial statements.	46

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Tsingtao Brewery Company, Ltd., Class A	5,500	$61,216
Tsingtao Brewery Company, Ltd., H Shares	74,597	477,326
Unigroup Guoxin Microelectronics Company, Ltd., Class A (A)	5,679	56,373
Uni-President China Holdings, Ltd.	152,163	91,113
Unisplendour Corp., Ltd., Class A (A)	21,100	64,787
Universal Scientific Industrial Shanghai Company, Ltd., Class A	10,300	20,646
Verisilicon Microelectronics Shanghai Company, Ltd., Class A (A)	3,271	18,457
Vipshop Holdings, Ltd., ADR (A)	42,894	825,710
Walvax Biotechnology Company, Ltd., Class A	10,600	27,076
Wanda Film Holding Company, Ltd., Class A (A)	13,500	22,403
Wanhua Chemical Group Company, Ltd., Class A	23,100	254,582
Weibo Corp., ADR (C)	9,770	89,102
Weichai Power Company, Ltd., Class A	54,700	128,399
Weichai Power Company, Ltd., H Shares	241,633	475,621
Weihai Guangwei Composites Company, Ltd., Class A	6,600	25,092
Wens Foodstuffs Group Company, Ltd., Class A	46,400	123,664
Western Mining Company, Ltd., Class A	17,900	41,343
Western Securities Company, Ltd., Class A	38,000	42,092
Western Superconducting Technologies Company, Ltd., Class A	4,065	22,600
Will Semiconductor Company, Ltd., Class A	8,345	110,992
Wingtech Technology Company, Ltd., Class A (A)	9,100	48,210
Wintime Energy Group Company, Ltd., Class A (A)	198,400	37,987
Wuchan Zhongda Group Company, Ltd., Class A	66,200	42,248
Wuhan Guide Infrared Company, Ltd., Class A	12,178	10,661
Wuliangye Yibin Company, Ltd., Class A	28,700	565,685
WUS Printed Circuit Kunshan Company, Ltd., Class A	13,700	50,308
WuXi AppTec Company, Ltd., Class A	19,400	146,471
WuXi AppTec Company, Ltd., H Shares (B)	44,294	273,051
Wuxi Autowell Technology Company, Ltd., Class A	846	10,271
WuXi Biologics Cayman, Inc. (A)(B)	468,120	1,108,793
XCMG Construction Machinery Company, Ltd., Class A	86,700	71,425
Xiamen C & D, Inc., Class A	26,200	37,803
Xiamen Faratronic Company, Ltd., Class A	1,500	21,710
Xiamen Tungsten Company, Ltd., Class A	9,500	22,126
Xiaomi Corp., Class B (A)(B)	1,882,834	3,163,961
Xinjiang Daqo New Energy Company, Ltd., Class A	11,582	46,976
Xinyi Solar Holdings, Ltd.	597,086	361,563
XPeng, Inc., A Shares (A)	130,576	611,134
Xtep International Holdings, Ltd.	169,363	93,412
Yadea Group Holdings, Ltd. (B)	148,485	233,280
Yangzhou Yangjie Electronic Technology Company, Ltd., Class A	3,100	17,126
Yankuang Energy Group Company, Ltd., Class A	27,000	96,992
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Yankuang Energy Group Company, Ltd., H Shares	277,065	$638,924
Yantai Jereh Oilfield Services Group Company, Ltd., Class A	7,700	32,289
Yealink Network Technology Corp., Ltd., Class A	7,780	31,711
Yifeng Pharmacy Chain Company, Ltd., Class A	7,040	38,513
Yihai Kerry Arawana Holdings Company, Ltd., Class A	12,000	53,801
Yintai Gold Company, Ltd., Class A	20,400	42,380
Yonghui Superstores Company, Ltd., Class A (A)	32,400	11,879
YongXing Special Materials Technology Company, Ltd., Class A	3,850	29,479
Yonyou Network Technology Company, Ltd., Class A	26,200	46,156
Youngor Fashion Company, Ltd.	42,600	43,541
YTO Express Group Company, Ltd., Class A	22,600	40,012
Yuan Longping High-tech Agriculture Company, Ltd., Class A (A)	6,700	12,925
Yum China Holdings, Inc. (New York Stock Exchange)	50,974	2,186,275
Yunda Holding Company, Ltd., Class A	15,100	15,115
Yunnan Aluminium Company, Ltd., Class A	25,200	40,466
Yunnan Baiyao Group Company, Ltd., Class A	14,140	97,798
Yunnan Botanee Bio-Technology Group Company, Ltd., Class A	2,800	25,500
Yunnan Chihong Zinc&Germanium Company, Ltd., Class A	31,800	22,738
Yunnan Energy New Material Company, Ltd., Class A	6,300	40,151
Yunnan Tin Company, Ltd., Class A	10,800	20,638
Yunnan Yuntianhua Company, Ltd., Class A	14,500	36,735
Yutong Bus Company, Ltd., Class A	14,500	37,597
Zai Lab, Ltd. (A)	113,275	241,749
Zangge Mining Company, Ltd., Class A	10,300	41,893
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., Class A	4,200	130,025
Zhaojin Mining Industry Company, Ltd., H Shares	151,743	156,897
Zhejiang Century Huatong Group Company, Ltd., Class A (A)	55,800	37,923
Zhejiang China Commodities City Group Company, Ltd., Class A	42,100	48,011
Zhejiang Chint Electrics Company, Ltd., Class A	17,600	50,273
Zhejiang Dahua Technology Company, Ltd., Class A	24,200	62,135
Zhejiang Dingli Machinery Company, Ltd., Class A	3,200	26,227
Zhejiang Expressway Company, Ltd., H Shares	212,255	161,870
Zhejiang Huahai Pharmaceutical Company, Ltd., Class A	8,200	15,863
Zhejiang Huayou Cobalt Company, Ltd., Class A	10,710	41,158
Zhejiang Jingsheng Mechanical & Electrical Company, Ltd., Class A	8,500	43,698

The accompanying notes are an integral part of the financial statements.	47

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Zhejiang Jiuzhou Pharmaceutical Company, Ltd., Class A	5,100	$14,476
Zhejiang Juhua Company, Ltd., Class A	21,300	60,232
Zhejiang Leapmotor Technology Company, Ltd. (A)(B)	60,600	212,017
Zhejiang Longsheng Group Company, Ltd., Class A	23,200	27,576
Zhejiang NHU Company, Ltd., Class A	25,480	63,715
Zhejiang Sanhua Intelligent Controls Company, Ltd., Class A	14,700	50,875
Zhejiang Supor Company, Ltd., Class A	3,200	24,636
Zhejiang Weiming Environment Protection Company, Ltd., Class A	11,780	29,304
Zhejiang Weixing New Building Materials Company, Ltd., Class A	9,500	20,749
Zhejiang Zheneng Electric Power Company, Ltd., Class A (A)	75,800	56,729
Zheshang Securities Company, Ltd., Class A	37,900	53,929
ZhongAn Online P&C Insurance Company, Ltd., H Shares (A)(B)	87,204	137,322
Zhongji Innolight Company, Ltd., Class A	6,000	129,469
Zhongjin Gold Corp., Ltd., Class A	25,700	37,091
Zhongsheng Group Holdings, Ltd.	103,054	187,624
Zhongtai Securities Company, Ltd., Class A	56,500	54,527
Zhuzhou CRRC Times Electric Company, Ltd., Class A	7,219	38,954
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	59,792	175,307
Zhuzhou Kibing Group Company, Ltd., Class A	18,500	16,651
Zijin Mining Group Company, Ltd., Class A	152,200	276,322
Zijin Mining Group Company, Ltd., H Shares	670,396	1,076,873
Zoomlion Heavy Industry Science and Technology Company, Ltd., Class A	53,100	59,021
ZTE Corp., Class A	33,600	139,273
ZTE Corp., H Shares	85,375	192,306
ZTO Express Cayman, Inc., ADR	52,339	1,004,385
		199,877,447
Colombia - 0.0%
Bancolombia SA	35,359	296,745
Interconexion Electrica SA ESP	61,885	263,622
		560,367
Czech Republic - 0.0%
CEZ AS	21,493	734,149
Komercni banka AS	10,151	353,275
Moneta Money Bank AS (B)	43,527	191,069
		1,278,493
Denmark - 2.8%
A.P. Moller - Maersk A/S, Series A	447	607,193
A.P. Moller - Maersk A/S, Series B	871	1,236,073
Carlsberg A/S, Class B	16,551	2,311,894
Coloplast A/S, B Shares (C)	22,968	3,050,914
Danske Bank A/S	116,054	3,414,327
Demant A/S (A)(C)	16,883	846,463
DSV A/S	31,345	5,029,322
Genmab A/S (A)	11,116	3,088,249
Novo Nordisk A/S, Class B	549,779	65,624,747
Novozymes A/S, B Shares	60,618	3,419,334
Orsted A/S (B)(C)	31,766	1,778,951
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Denmark (continued)
Pandora A/S	14,284	$2,310,012
ROCKWOOL A/S, B Shares	1,580	505,680
Tryg A/S	60,247	1,281,226
Vestas Wind Systems A/S (A)(C)	170,195	4,743,001
		99,247,386
Finland - 0.6%
Elisa OYJ	18,763	845,052
Fortum OYJ	59,958	749,363
Kesko OYJ, B Shares	36,463	697,159
Kone OYJ, B Shares	45,629	2,234,062
Metso OYJ	89,184	953,982
Neste OYJ	56,608	1,551,746
Nokia OYJ	730,313	2,574,424
Nordea Bank ABP	429,555	5,227,902
Orion OYJ, Class B	14,447	567,995
Sampo OYJ, A Shares	61,777	2,764,326
Stora Enso OYJ, R Shares	78,814	996,495
UPM-Kymmene OYJ	71,945	2,407,959
Wartsila OYJ ABP	63,992	990,647
		22,561,112
France - 7.5%
Accor SA	26,963	1,171,215
Aeroports de Paris SA	4,538	617,768
Air Liquide SA	71,209	14,473,438
Airbus SE	80,800	13,369,109
Alstom SA	39,076	522,277
Amundi SA (B)	8,937	588,871
Arkema SA	8,267	856,892
AXA SA	248,478	8,846,299
BioMerieux	5,618	614,103
BNP Paribas SA	143,585	8,617,985
Bollore SE	99,659	683,436
Bouygues SA	25,582	1,011,659
Bureau Veritas SA	39,495	1,147,591
Capgemini SE	21,223	5,162,368
Carrefour SA	77,503	1,302,157
Cie de Saint-Gobain SA	62,115	4,788,489
Cie Generale des Etablissements Michelin SCA	92,312	3,416,145
Covivio SA	6,623	297,386
Credit Agricole SA	146,745	1,990,283
Danone SA	87,280	5,569,461
Dassault Aviation SA	2,846	562,639
Dassault Systemes SE	90,818	4,255,835
Edenred SE	33,716	1,668,391
Eiffage SA	9,836	1,071,122
Engie SA	247,688	3,974,503
EssilorLuxottica SA	40,082	8,510,793
Eurazeo SE	5,886	497,959
Gecina SA	6,238	602,540
Getlink SE	47,350	808,431
Hermes International SCA	4,305	10,772,591
Ipsen SA	5,032	552,782
Kering SA	10,098	4,651,425
Klepierre SA	28,781	731,133
La Francaise des Jeux SAEM (B)	13,751	576,198
Legrand SA	36,108	3,657,068
L'Oreal SA	32,796	15,665,652
LVMH Moet Hennessy Louis Vuitton SE	37,533	34,257,727
Orange SA	251,395	2,881,735
Pernod Ricard SA	27,769	4,641,139
Pluxee NV (A)	11,948	341,366
Publicis Groupe SA	31,140	3,294,788

The accompanying notes are an integral part of the financial statements.	48

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Remy Cointreau SA	3,127	$331,353
Renault SA	26,344	1,099,956
Safran SA	46,670	9,786,270
Sanofi SA	154,676	14,742,894
Sartorius Stedim Biotech	3,790	1,043,192
Schneider Electric SE	72,875	16,563,942
Schneider Electric SE (Euronext London Exchange)	1,178	267,644
SEB SA	3,323	393,803
Societe Generale SA	101,032	2,453,629
Sodexo SA	11,948	952,391
STMicroelectronics NV	92,880	4,217,433
Teleperformance SE	8,102	1,005,929
Thales SA	14,428	2,139,871
TotalEnergies SE	310,963	19,820,544
Unibail-Rodamco-Westfield (A)	16,160	1,181,677
Veolia Environnement SA	91,984	2,851,354
Vinci SA	68,910	8,830,282
Vivendi SE	90,964	1,016,491
Worldline SA (A)(B)	32,671	376,105
		268,097,509
Germany - 5.1%
adidas AG	21,918	4,433,582
Allianz SE	55,093	15,131,603
BASF SE	120,964	6,161,553
Bayer AG	133,144	4,022,837
Bayerische Motoren Werke AG	43,730	5,172,744
Bechtle AG	11,080	571,671
Beiersdorf AG	13,570	1,945,140
Brenntag SE	18,716	1,708,855
Carl Zeiss Meditec AG, Bearer Shares	5,439	667,915
Commerzbank AG	141,005	1,632,266
Continental AG	14,807	1,187,748
Covestro AG (A)(B)	26,149	1,423,232
Daimler Truck Holding AG	72,513	2,962,479
Delivery Hero SE (A)(B)	23,666	547,419
Deutsche Bank AG	265,219	3,552,006
Deutsche Boerse AG	25,742	5,389,025
Deutsche Lufthansa AG (A)	81,249	631,860
Deutsche Post AG	134,321	6,237,072
Deutsche Telekom AG	439,148	10,438,111
E.ON SE	302,151	3,858,261
Evonik Industries AG	31,004	572,310
Fresenius Medical Care AG	27,771	1,065,101
Fresenius SE & Company KGaA	57,506	1,610,467
GEA Group AG	21,618	871,995
Hannover Rueck SE	8,330	2,138,379
Heidelberg Materials AG	18,995	1,844,395
HelloFresh SE (A)(C)	20,807	288,830
Henkel AG & Company KGaA	12,919	871,604
Infineon Technologies AG	177,277	6,365,241
Knorr-Bremse AG	9,583	670,907
LEG Immobilien SE (A)	10,069	741,678
Mercedes-Benz Group AG	109,027	8,687,810
Merck KGaA	17,575	2,990,335
MTU Aero Engines AG	7,350	1,768,039
Muenchener Rueckversicherungs-Gesellschaft AG	18,699	8,705,761
Nemetschek SE	7,712	738,800
Puma SE	14,205	653,337
Rational AG	682	561,205
Rheinmetall AG	5,961	2,735,249
RWE AG	85,641	2,868,749
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
SAP SE	141,645	$26,543,355
Scout24 SE (B)	10,001	727,221
Siemens AG	103,198	20,430,013
Siemens Energy AG (A)	70,336	1,080,113
Siemens Healthineers AG (B)	38,176	2,291,191
Symrise AG	17,974	1,839,328
Talanx AG	9,169	654,491
Volkswagen AG	3,774	593,964
Vonovia SE	99,674	2,781,820
Wacker Chemie AG	2,476	270,824
Zalando SE (A)(B)	30,138	637,820
		182,275,711
Hong Kong - 1.6%
AIA Group, Ltd.	1,551,474	12,506,722
Alibaba Health Information Technology, Ltd. (A)	661,746	289,152
Beijing Enterprises Holdings, Ltd.	62,470	235,001
Beijing Enterprises Water Group, Ltd.	483,340	113,382
BOC Hong Kong Holdings, Ltd.	500,301	1,314,396
Bosideng International Holdings, Ltd.	453,812	228,257
Brilliance China Automotive Holdings, Ltd.	374,000	217,703
Budweiser Brewing Company APAC, Ltd. (B)(C)	228,716	368,690
C&D International Investment Group, Ltd.	88,246	143,482
China Everbright Environment Group, Ltd.	453,333	168,392
China Gas Holdings, Ltd.	326,902	299,175
China Medical System Holdings, Ltd.	165,843	272,625
China Merchants Port Holdings Company, Ltd.	182,231	226,195
China Overseas Land & Investment, Ltd.	468,252	691,523
China Overseas Property Holdings, Ltd.	142,224	119,572
China Power International Development, Ltd.	606,969	245,174
China Resources Beer Holdings Company, Ltd.	196,162	845,254
China Resources Gas Group, Ltd.	113,473	342,430
China Resources Land, Ltd.	394,711	1,205,588
China Resources Power Holdings Company, Ltd.	234,808	505,461
China Ruyi Holdings, Ltd. (A)(C)	665,326	130,597
China State Construction International Holdings, Ltd.	247,116	275,365
China Taiping Insurance Holdings Company, Ltd.	196,529	170,749
China Traditional Chinese Medicine Holdings Company, Ltd. (C)	367,316	202,885
Chow Tai Fook Jewellery Group, Ltd.	239,431	356,769
CK Asset Holdings, Ltd.	265,073	1,219,342
CK Hutchison Holdings, Ltd.	365,634	1,846,847
CK Infrastructure Holdings, Ltd.	83,799	491,985
CLP Holdings, Ltd.	220,344	1,833,730
COSCO SHIPPING Ports, Ltd.	184,534	110,111
ESR Group, Ltd. (B)	289,301	385,481
Far East Horizon, Ltd.	254,693	204,700
Futu Holdings, Ltd., ADR (A)(C)	7,509	401,882
Galaxy Entertainment Group, Ltd.	294,387	1,602,869
GCL Technology Holdings, Ltd.	2,624,736	365,098
Geely Automobile Holdings, Ltd.	733,860	798,640
Guangdong Investment, Ltd.	360,587	213,979
Hang Lung Properties, Ltd.	239,852	257,437
Hang Seng Bank, Ltd.	100,933	1,150,049

The accompanying notes are an integral part of the financial statements.	49

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Henderson Land Development Company, Ltd.	195,796	$563,365
HKT Trust & HKT, Ltd.	504,846	615,535
Hong Kong & China Gas Company, Ltd.	1,487,498	1,146,878
Hong Kong Exchanges & Clearing, Ltd.	162,385	5,001,227
Hongkong Land Holdings, Ltd.	147,346	498,881
Jardine Matheson Holdings, Ltd.	21,567	905,485
Kingboard Holdings, Ltd.	82,854	162,516
Kingboard Laminates Holdings, Ltd.	116,087	71,894
Kunlun Energy Company, Ltd.	473,215	403,422
Link REIT	345,085	1,711,141
MTR Corp., Ltd.	203,212	672,281
New World Development Company, Ltd. (C)	196,084	246,357
Nine Dragons Paper Holdings, Ltd. (A)	201,339	93,157
Orient Overseas International, Ltd.	16,227	251,281
Power Assets Holdings, Ltd.	186,806	1,121,051
Prudential PLC	354,350	3,491,377
Shenzhen International Holdings, Ltd.	500	422
Sino Biopharmaceutical, Ltd.	1,262,160	501,658
Sino Land Company, Ltd.	497,297	535,557
SITC International Holdings Company, Ltd.	177,947	293,009
Sun Hung Kai Properties, Ltd.	196,863	1,980,890
Swire Pacific, Ltd., Class A	58,625	485,646
Swire Properties, Ltd.	156,725	322,378
Techtronic Industries Company, Ltd.	185,613	2,002,435
The Wharf Holdings, Ltd.	145,000	534,463
Vinda International Holdings, Ltd.	35,189	104,214
Want Want China Holdings, Ltd.	565,564	312,204
WH Group, Ltd. (B)	1,131,866	680,202
Wharf Real Estate Investment Company, Ltd.	224,027	746,039
Xinyi Glass Holdings, Ltd.	217,149	220,726
Yuexiu Property Company, Ltd.	196,075	130,393
		58,162,773
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	56,967	453,102
OTP Bank NYRT	30,165	1,447,501
Richter Gedeon NYRT	17,458	464,509
		2,365,112
India - 4.7%
ABB India, Ltd.	7,126	469,622
Adani Enterprises, Ltd.	23,193	922,688
Adani Green Energy, Ltd. (A)	42,616	984,164
Adani Ports & Special Economic Zone, Ltd.	71,213	1,136,989
Adani Power, Ltd. (A)	103,434	684,602
Ambuja Cements, Ltd.	81,206	592,194
APL Apollo Tubes, Ltd.	22,485	418,898
Apollo Hospitals Enterprise, Ltd.	13,706	1,012,069
Ashok Leyland, Ltd.	198,785	407,761
Asian Paints, Ltd.	51,839	1,776,172
Astral, Ltd.	16,164	407,242
AU Small Finance Bank, Ltd. (B)	22,399	153,694
Aurobindo Pharma, Ltd.	35,698	441,735
Avenue Supermarts, Ltd. (A)(B)	21,859	1,031,319
Axis Bank, Ltd.	310,124	4,009,149
Bajaj Auto, Ltd.	9,251	883,611
Bajaj Finance, Ltd.	36,918	2,887,527
Bajaj Finserv, Ltd.	52,339	1,004,669
Bajaj Holdings & Investment, Ltd.	3,557	399,678
Balkrishna Industries, Ltd.	10,249	275,420
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Bandhan Bank, Ltd. (B)	97,129	$230,135
Bank of Baroda	143,802	461,918
Berger Paints India, Ltd.	38,062	284,888
Bharat Electronics, Ltd.	503,925	1,247,475
Bharat Forge, Ltd.	34,500	477,303
Bharat Petroleum Corp., Ltd.	102,438	748,832
Bharti Airtel, Ltd.	304,578	4,121,663
Britannia Industries, Ltd.	14,609	878,107
CG Power & Industrial Solutions, Ltd.	82,529	445,746
Cholamandalam Investment and Finance Company, Ltd.	57,419	754,451
Cipla, Ltd.	71,481	1,271,807
Coal India, Ltd.	208,748	1,101,725
Colgate-Palmolive India, Ltd.	18,159	553,351
Container Corp. of India, Ltd.	37,602	446,715
Cummins India, Ltd.	18,966	630,154
Dabur India, Ltd.	83,013	538,719
Divi's Laboratories, Ltd.	16,086	677,034
DLF, Ltd.	85,172	928,207
Dr. Reddy's Laboratories, Ltd.	14,781	1,143,398
Eicher Motors, Ltd.	18,579	850,702
GAIL India, Ltd.	313,661	690,750
Godrej Consumer Products, Ltd.	55,374	826,567
Godrej Properties, Ltd. (A)	16,961	490,823
Grasim Industries, Ltd.	35,708	948,357
Havells India, Ltd.	33,211	612,217
HCL Technologies, Ltd.	128,745	2,594,262
HDFC Asset Management Company, Ltd. (B)	11,665	531,723
HDFC Bank, Ltd.	381,119	6,456,885
HDFC Life Insurance Company, Ltd. (B)	133,246	938,580
Hero MotoCorp, Ltd.	14,974	795,421
Hindalco Industries, Ltd.	167,896	1,023,801
Hindustan Aeronautics, Ltd.	27,525	1,026,910
Hindustan Petroleum Corp., Ltd.	77,558	482,042
Hindustan Unilever, Ltd.	111,613	3,237,459
ICICI Bank, Ltd.	705,454	8,983,225
ICICI Lombard General Insurance Company, Ltd. (B)	33,244	690,101
ICICI Prudential Life Insurance Company, Ltd. (B)	50,696	326,555
IDFC First Bank, Ltd. (A)	467,097	456,083
Indian Oil Corp., Ltd.	383,911	772,526
Indian Railway Catering & Tourism Corp., Ltd.	32,291	362,075
Indraprastha Gas, Ltd.	42,454	217,375
IndusInd Bank, Ltd.	38,687	689,555
Info Edge India, Ltd.	9,602	608,231
Infosys, Ltd.	450,695	9,070,550
InterGlobe Aviation, Ltd. (A)(B)	18,177	688,281
ITC, Ltd.	406,709	1,993,393
Jindal Steel & Power, Ltd.	48,367	451,092
Jio Financial Services, Ltd. (A)	432,309	1,617,020
JSW Steel, Ltd.	83,141	804,680
Jubilant Foodworks, Ltd.	52,435	293,676
Kotak Mahindra Bank, Ltd.	148,635	3,037,491
Larsen & Toubro, Ltd.	91,568	3,842,916
LTIMindtree, Ltd. (B)	12,036	772,326
Lupin, Ltd.	27,710	542,600
Macrotech Developers, Ltd. (B)	32,879	456,251
Mahindra & Mahindra, Ltd.	126,689	2,949,309
Marico, Ltd.	68,584	431,617
Maruti Suzuki India, Ltd.	18,355	2,500,593
Max Healthcare Institute, Ltd.	105,347	1,001,443

The accompanying notes are an integral part of the financial statements.	50

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Mphasis, Ltd.	10,208	$322,960
MRF, Ltd.	257	450,496
Muthoot Finance, Ltd.	16,230	253,364
Nestle India, Ltd.	45,700	1,432,755
NTPC, Ltd.	593,014	2,395,929
Oil & Natural Gas Corp., Ltd.	426,876	1,363,190
One 97 Communications, Ltd. (A)	30,090	149,508
Page Industries, Ltd.	803	333,680
Persistent Systems, Ltd.	6,764	700,511
Petronet LNG, Ltd.	98,635	325,055
PI Industries, Ltd.	11,241	500,531
Pidilite Industries, Ltd.	20,485	675,587
Polycab India, Ltd.	6,061	348,807
Power Finance Corp., Ltd.	202,343	978,388
Power Grid Corp. of India, Ltd.	631,622	2,164,788
REC, Ltd.	178,827	956,011
Reliance Industries, Ltd.	413,124	14,585,539
Samvardhana Motherson International, Ltd.	319,989	459,336
SBI Cards & Payment Services, Ltd.	37,682	327,816
SBI Life Insurance Company, Ltd. (B)	62,174	1,164,116
Shree Cement, Ltd.	1,208	369,966
Shriram Finance, Ltd.	38,398	1,127,650
Siemens, Ltd.	12,111	682,672
Sona BLW Precision Forgings, Ltd. (B)	54,368	450,013
SRF, Ltd.	19,830	570,548
State Bank of India	244,015	2,211,699
Sun Pharmaceutical Industries, Ltd.	130,901	2,484,859
Supreme Industries, Ltd.	8,560	427,423
Suzlon Energy, Ltd. (A)	1,197,365	653,786
Tata Communications, Ltd.	15,313	353,116
Tata Consultancy Services, Ltd.	124,137	6,150,582
Tata Consumer Products, Ltd.	77,808	1,117,665
Tata Elxsi, Ltd.	4,640	442,740
Tata Motors, Ltd.	225,274	2,591,675
Tata Motors, Ltd., Class A, Differential Voting Rights	62,783	479,878
Tata Steel, Ltd.	991,470	1,689,666
Tech Mahindra, Ltd.	72,749	1,122,382
The Indian Hotels Company, Ltd.	115,381	816,948
The Tata Power Company, Ltd.	196,388	883,616
Titan Company, Ltd.	48,051	2,108,938
Torrent Pharmaceuticals, Ltd.	13,724	443,643
Trent, Ltd.	24,502	1,146,965
Tube Investments of India, Ltd.	14,291	596,700
TVS Motor Company, Ltd.	32,130	828,251
UltraTech Cement, Ltd.	15,728	1,876,184
United Spirits, Ltd.	39,361	555,255
UPL, Ltd.	60,663	345,204
Varun Beverages, Ltd.	61,993	1,054,656
Vedanta, Ltd.	125,427	405,140
Wipro, Ltd.	177,620	1,113,269
Yes Bank, Ltd. (A)	1,722,190	512,624
Zomato, Ltd. (A)	700,872	1,410,622
		168,818,996
Indonesia - 0.3%
Adaro Energy Indonesia Tbk PT	1,003,266	154,624
Amman Mineral Internasional PT (A)	468,700	253,336
Aneka Tambang Tbk	561,462	52,146
Astra International Tbk PT	1,462,251	486,781
Bank Central Asia Tbk PT	3,903,314	2,456,223
Bank Mandiri Persero Tbk PT	2,650,689	1,183,993
Bank Negara Indonesia Persero Tbk PT	1,086,424	415,214
Bank Rakyat Indonesia Persero Tbk PT	4,832,949	1,883,323
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Barito Pacific Tbk PT	2,013,256	$125,141
Charoen Pokphand Indonesia Tbk PT	519,282	160,105
GoTo Gojek Tokopedia Tbk PT (A)	59,830,198	270,814
Indah Kiat Pulp & Paper Tbk PT	188,650	104,847
Indofood CBP Sukses Makmur Tbk PT	160,336	118,213
Indofood Sukses Makmur Tbk PT	329,130	138,814
Kalbe Farma Tbk PT	1,425,325	134,934
Merdeka Copper Gold Tbk PT (A)	664,982	95,643
Sarana Menara Nusantara Tbk PT	1,457,657	85,476
Semen Indonesia Persero Tbk PT	247,675	96,210
Sumber Alfaria Trijaya Tbk PT	1,312,316	229,651
Telkom Indonesia Persero Tbk PT	3,532,864	900,560
Unilever Indonesia Tbk PT	501,632	87,234
United Tractors Tbk PT	102,378	153,331
		9,586,613
Ireland - 1.1%
AerCap Holdings NV (A)	26,500	2,045,270
AIB Group PLC	208,767	969,217
Bank of Ireland Group PLC	142,890	1,247,857
CRH PLC	90,591	7,545,399
DCC PLC	12,551	892,039
Experian PLC	117,560	5,034,604
Flutter Entertainment PLC (A)	24,293	5,260,318
James Hardie Industries PLC, CHESS Depositary Interest (A)	59,223	2,342,595
Kerry Group PLC, Class A	21,560	1,893,225
Kingspan Group PLC	20,946	1,894,127
PDD Holdings, Inc., ADR (A)	73,341	9,133,888
Smurfit Kappa Group PLC	29,187	1,247,439
Smurfit Kappa Group PLC (London Stock Exchange)	6,453	276,301
		39,782,279
Israel - 0.5%
Azrieli Group, Ltd.	5,624	408,159
Bank Hapoalim BM	167,755	1,606,883
Bank Leumi Le-Israel BM	203,044	1,702,454
Check Point Software Technologies, Ltd. (A)	12,440	1,995,625
CyberArk Software, Ltd. (A)	5,638	1,487,079
Elbit Systems, Ltd.	3,571	794,319
Global-e Online, Ltd. (A)	12,200	413,214
ICL Group, Ltd.	100,559	534,102
Israel Discount Bank, Ltd., Class A	163,644	853,797
Mizrahi Tefahot Bank, Ltd.	20,517	812,074
Monday.com, Ltd. (A)	3,513	783,434
Nice, Ltd. (A)	8,431	2,062,697
Teva Pharmaceutical Industries, Ltd., ADR (A)	150,162	1,974,630
Wix.com, Ltd. (A)	7,271	1,019,249
		16,447,716
Italy - 1.9%
Amplifon SpA	21,680	723,952
Assicurazioni Generali SpA	178,505	4,233,969
Banco BPM SpA	210,117	1,223,265
Davide Campari-Milano NV	107,028	1,085,276
DiaSorin SpA	3,913	394,927
Enel SpA	1,417,741	9,021,166
Eni SpA	411,947	6,343,347
Ferrari NV	21,948	9,263,456
FinecoBank SpA	106,012	1,468,642
Infrastrutture Wireless Italiane SpA (B)	57,518	637,090
Intesa Sanpaolo SpA	2,705,986	8,616,972
Leonardo SpA	71,441	1,527,421

The accompanying notes are an integral part of the financial statements.	51

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Mediobanca Banca di Credito Finanziario SpA (C)	97,279	$1,325,142
Moncler SpA	35,774	2,579,548
Nexi SpA (A)(B)	103,075	756,492
Poste Italiane SpA (B)	92,568	1,085,763
Prysmian SpA	45,901	2,290,727
Recordati Industria Chimica e Farmaceutica SpA	18,144	1,015,790
Snam SpA	349,211	1,631,339
Telecom Italia SpA (A)	1,739,971	523,119
Terna - Rete Elettrica Nazionale	243,817	1,910,065
UniCredit SpA	279,778	9,371,066
		67,028,534
Japan - 15.8%
Advantest Corp.	111,384	5,243,502
Aeon Company, Ltd. (C)	94,185	2,248,852
AGC, Inc.	28,342	1,013,479
Aisin Corp.	21,389	807,762
Ajinomoto Company, Inc.	64,512	2,372,835
ANA Holdings, Inc. (A)	22,523	491,052
Asahi Group Holdings, Ltd.	70,040	2,399,393
Asahi Intecc Company, Ltd.	31,685	659,477
Asahi Kasei Corp.	182,390	1,269,065
Astellas Pharma, Inc.	262,312	2,866,743
Azbil Corp.	16,471	484,038
Bandai Namco Holdings, Inc.	86,576	1,667,132
BayCurrent Consulting, Inc.	19,340	434,471
Bridgestone Corp.	82,934	3,561,397
Brother Industries, Ltd.	33,257	557,993
Canon, Inc.	145,393	4,251,993
Capcom Company, Ltd.	24,894	1,005,241
Central Japan Railway Company	104,110	2,618,354
Chubu Electric Power Company, Inc.	93,329	1,161,597
Chugai Pharmaceutical Company, Ltd.	97,590	3,897,904
Concordia Financial Group, Ltd.	153,917	780,334
Dai Nippon Printing Company, Ltd.	29,543	862,924
Daifuku Company, Ltd.	44,348	1,052,982
Dai-ichi Life Holdings, Inc.	138,248	3,147,101
Daiichi Sankyo Company, Ltd.	268,888	8,855,534
Daikin Industries, Ltd.	38,334	5,402,882
Daito Trust Construction Company, Ltd.	9,006	1,068,390
Daiwa House Industry Company, Ltd.	86,455	2,496,342
Daiwa House REIT Investment Corp. (C)	329	536,501
Daiwa Securities Group, Inc.	197,964	1,459,528
Denso Corp. (C)	275,148	5,061,437
Dentsu Group, Inc.	29,067	805,322
Disco Corp.	13,424	4,374,711
East Japan Railway Company	43,530	2,575,301
Eisai Company, Ltd. (C)	36,725	1,523,379
ENEOS Holdings, Inc.	416,848	1,798,528
FANUC Corp.	138,802	4,045,993
Fast Retailing Company, Ltd.	25,391	7,354,499
Fuji Electric Company, Ltd.	18,464	1,124,412
FUJIFILM Holdings Corp.	54,355	3,462,236
Fujitsu, Ltd.	25,552	3,993,081
GLP J-REIT (C)	654	518,876
Hamamatsu Photonics KK	20,234	727,456
Hankyu Hanshin Holdings, Inc.	32,900	948,758
Hikari Tsushin, Inc.	2,891	523,447
Hirose Electric Company, Ltd.	4,288	456,342
Hitachi Construction Machinery Company, Ltd.	15,754	455,947
Hitachi, Ltd.	134,898	11,428,632
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Honda Motor Company, Ltd. (C)	672,824	$7,994,871
Hoshizaki Corp.	15,716	536,445
Hoya Corp.	51,533	6,726,964
Hulic Company, Ltd.	55,418	552,958
Ibiden Company, Ltd.	16,412	759,662
Idemitsu Kosan Company, Ltd.	138,660	876,822
Iida Group Holdings Company, Ltd.	22,543	290,893
Inpex Corp.	140,835	1,877,149
Isuzu Motors, Ltd.	84,867	1,210,961
ITOCHU Corp.	173,083	7,518,893
Japan Airlines Company, Ltd.	20,353	380,116
Japan Exchange Group, Inc.	73,353	1,920,498
Japan Metropolitan Fund Investment Corp. (C)	988	582,278
Japan Post Bank Company, Ltd.	209,997	2,239,137
Japan Post Holdings Company, Ltd.	305,665	2,950,029
Japan Post Insurance Company, Ltd.	30,045	553,736
Japan Real Estate Investment Corp.	180	648,843
Japan Tobacco, Inc.	174,826	4,541,368
JFE Holdings, Inc.	84,225	1,381,316
JSR Corp.	25,811	693,481
Kajima Corp.	61,427	1,140,422
Kao Corp.	67,504	2,554,218
Kawasaki Kisen Kaisha, Ltd.	20,053	957,150
KDDI Corp. (C)	217,390	6,572,089
KDX Realty Investment Corp.	585	585,581
Keisei Electric Railway Company, Ltd.	18,811	878,869
Keyence Corp.	28,304	13,264,838
Kikkoman Corp.	19,777	1,295,411
Kintetsu Group Holdings Company, Ltd.	25,511	784,583
Kirin Holdings Company, Ltd.	112,803	1,568,203
Kobe Bussan Company, Ltd.	21,987	591,965
Koei Tecmo Holdings Company, Ltd.	15,703	196,582
Koito Manufacturing Company, Ltd.	27,752	351,786
Komatsu, Ltd.	134,784	3,912,522
Konami Group Corp.	14,479	974,399
Kose Corp.	4,826	268,453
Kubota Corp.	146,509	2,150,225
Kyocera Corp.	186,568	2,753,464
Kyowa Kirin Company, Ltd.	38,893	770,208
Lasertec Corp.	11,036	2,961,158
LY Corp. (C)	389,254	1,075,934
M3, Inc.	63,819	917,926
Makita Corp.	32,460	849,291
Marubeni Corp.	209,013	3,463,763
MatsukiyoCocokara & Company	49,513	821,083
Mazda Motor Corp.	82,339	956,163
McDonald's Holdings Company Japan, Ltd. (C)	12,291	571,652
MEIJI Holdings Company, Ltd.	33,743	759,375
MINEBEA MITSUMI, Inc.	53,068	1,100,449
MISUMI Group, Inc.	41,339	631,832
Mitsubishi Chemical Group Corp.	187,710	1,077,144
Mitsubishi Corp.	502,106	10,769,941
Mitsubishi Electric Corp.	281,566	4,484,780
Mitsubishi Estate Company, Ltd.	163,977	2,509,908
Mitsubishi HC Capital, Inc.	116,340	803,889
Mitsubishi Heavy Industries, Ltd.	46,650	3,692,203
Mitsubishi UFJ Financial Group, Inc.	1,659,154	17,044,179
Mitsui & Company, Ltd. (C)	188,395	8,274,789
Mitsui Chemicals, Inc.	24,814	688,145
Mitsui Fudosan Company, Ltd.	129,244	3,508,571
Mitsui OSK Lines, Ltd.	50,221	1,719,867
Mizuho Financial Group, Inc.	350,013	6,538,976

The accompanying notes are an integral part of the financial statements.	52

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
MonotaRO Company, Ltd.	35,904	$343,418
MS&AD Insurance Group Holdings, Inc. (C)	63,198	3,158,147
Murata Manufacturing Company, Ltd.	250,656	5,051,220
NEC Corp.	35,806	2,416,806
Nexon Company, Ltd.	49,671	806,692
Nidec Corp.	60,674	2,302,502
Nintendo Company, Ltd.	150,863	8,430,266
Nippon Building Fund, Inc.	217	835,714
Nippon Express Holdings, Inc.	10,601	560,439
Nippon Paint Holdings Company, Ltd.	137,414	1,020,840
Nippon Prologis REIT, Inc.	320	535,376
Nippon Sanso Holdings Corp.	25,333	734,744
Nippon Steel Corp.	124,742	3,095,555
Nippon Telegraph & Telephone Corp. (C)	4,333,990	5,270,853
Nippon Yusen KK (C)	70,692	2,251,290
Nissan Chemical Corp.	18,283	764,721
Nissan Motor Company, Ltd.	340,291	1,340,633
Nissin Foods Holdings Company, Ltd. (C)	28,917	842,884
Nitori Holdings Company, Ltd.	11,653	1,714,043
Nitto Denko Corp.	20,903	1,921,906
Nomura Holdings, Inc.	444,088	2,528,489
Nomura Real Estate Holdings, Inc.	16,014	398,635
Nomura Real Estate Master Fund, Inc. (C)	602	598,320
Nomura Research Institute, Ltd.	56,035	1,574,585
NTT Data Group Corp.	91,297	1,486,964
Obayashi Corp.	93,364	903,898
Obic Company, Ltd.	10,140	1,587,966
Odakyu Electric Railway Company, Ltd.	44,659	627,889
Oji Holdings Corp. (C)	123,633	484,170
Olympus Corp.	174,567	2,483,894
Omron Corp.	25,525	949,088
Ono Pharmaceutical Company, Ltd.	55,836	924,622
Open House Group Company, Ltd.	11,514	363,631
Oracle Corp. Japan	5,360	410,971
Oriental Land Company, Ltd.	158,558	5,682,753
ORIX Corp.	172,139	3,616,734
Osaka Gas Company, Ltd.	54,103	1,079,712
Otsuka Corp.	16,312	717,265
Otsuka Holdings Company, Ltd.	60,832	2,468,351
Pan Pacific International Holdings Corp.	55,160	1,300,372
Panasonic Holdings Corp.	321,630	3,040,572
Rakuten Group, Inc. (A)	215,506	1,181,183
Recruit Holdings Company, Ltd.	209,712	8,458,911
Renesas Electronics Corp.	214,081	3,537,279
Resona Holdings, Inc. (C)	310,535	1,694,782
Ricoh Company, Ltd.	79,632	663,249
Rohm Company, Ltd.	48,668	829,142
SBI Holdings, Inc.	36,535	983,671
SCSK Corp.	22,087	407,387
Secom Company, Ltd.	30,364	2,215,727
Seiko Epson Corp.	41,331	669,050
Sekisui Chemical Company, Ltd.	55,850	787,455
Sekisui House, Ltd.	86,603	1,929,142
Seven & i Holdings Company, Ltd. (C)	328,539	4,896,200
SG Holdings Company, Ltd.	45,657	572,758
Sharp Corp. (A)	36,673	199,866
Shimadzu Corp.	34,110	931,826
Shimano, Inc.	11,156	1,545,123
Shimizu Corp.	74,108	429,860
Shin-Etsu Chemical Company, Ltd.	265,091	11,312,590
Shionogi & Company, Ltd.	37,886	1,886,227
Shiseido Company, Ltd.	58,206	1,582,450
Shizuoka Financial Group, Inc.	67,896	664,591
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
SMC Corp.	8,265	$4,988,558
SoftBank Corp.	415,556	5,466,005
SoftBank Group Corp.	149,718	8,868,212
Sompo Holdings, Inc.	43,328	2,540,141
Sony Group Corp.	183,427	15,801,904
Square Enix Holdings Company, Ltd.	12,368	523,980
Subaru Corp.	89,604	2,027,362
SUMCO Corp.	50,937	799,397
Sumitomo Chemical Company, Ltd.	203,001	410,438
Sumitomo Corp. (C)	151,917	3,566,394
Sumitomo Electric Industries, Ltd.	104,900	1,557,627
Sumitomo Metal Mining Company, Ltd.	35,965	936,254
Sumitomo Mitsui Financial Group, Inc.	184,782	10,295,048
Sumitomo Mitsui Trust Holdings, Inc.	95,220	1,929,466
Sumitomo Realty & Development Company, Ltd.	41,885	1,242,401
Suntory Beverage & Food, Ltd.	19,936	654,645
Suzuki Motor Corp.	53,647	2,361,558
Sysmex Corp.	24,456	1,373,323
T&D Holdings, Inc. (C)	74,016	1,288,206
Taisei Corp.	24,695	776,427
Takeda Pharmaceutical Company, Ltd.	230,218	6,733,003
TDK Corp.	56,871	2,965,075
Terumo Corp.	98,047	3,820,080
The Chiba Bank, Ltd.	76,539	623,337
The Kansai Electric Power Company, Inc.	102,371	1,309,212
TIS, Inc.	31,385	708,320
Tobu Railway Company, Ltd.	26,944	688,797
Toho Company, Ltd.	15,814	513,225
Tokio Marine Holdings, Inc.	263,365	7,694,646
Tokyo Electric Power Company Holdings, Inc. (A)	221,494	1,198,238
Tokyo Electron, Ltd.	68,651	17,032,925
Tokyo Gas Company, Ltd.	53,510	1,171,237
Tokyu Corp.	70,739	880,194
TOPPAN Holdings, Inc.	35,988	857,722
Toray Industries, Inc.	204,782	944,851
Tosoh Corp.	38,352	522,611
TOTO, Ltd.	19,280	522,064
Toyota Industries Corp.	21,394	2,131,762
Toyota Motor Corp.	1,541,797	37,136,381
Toyota Tsusho Corp.	31,021	2,009,648
Trend Micro, Inc.	19,420	965,104
Unicharm Corp.	58,653	1,945,117
USS Company, Ltd.	29,193	508,169
West Japan Railway Company	31,585	1,313,359
Yakult Honsha Company, Ltd.	37,066	798,733
Yamaha Corp.	18,894	413,192
Yamaha Motor Company, Ltd.	130,013	1,165,610
Yamato Holdings Company, Ltd.	38,021	577,749
Yaskawa Electric Corp. (C)	35,029	1,435,783
Yokogawa Electric Corp.	33,100	700,655
Zensho Holdings Company, Ltd.	13,400	586,800
ZOZO, Inc. (C)	20,324	461,277
		568,629,182
Jordan - 0.0%
Hikma Pharmaceuticals PLC	21,221	526,643
Luxembourg - 0.1%
ArcelorMittal SA	70,459	1,837,953
Eurofins Scientific SE	18,355	1,096,949
Reinet Investments SCA	19,644	495,068
Tenaris SA	82,371	1,463,033
		4,893,003

The accompanying notes are an integral part of the financial statements.	53

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Macau - 0.0%
Sands China, Ltd. (A)	323,678	$919,033
Malaysia - 0.4%
AMMB Holdings BHD	261,900	239,740
Axiata Group BHD	380,600	223,104
CELCOMDIGI BHD	477,800	438,743
CIMB Group Holdings BHD	881,600	1,200,544
Dialog Group BHD	463,700	205,193
Gamuda BHD	263,500	293,898
Genting BHD	309,500	311,338
Genting Malaysia BHD	401,700	243,289
Hong Leong Bank BHD	90,300	375,485
Hong Leong Financial Group BHD	3,300	11,819
IHH Healthcare BHD	298,400	386,498
Inari Amertron BHD	369,800	247,559
IOI Corp. BHD	339,300	284,497
Kuala Lumpur Kepong BHD	65,300	308,574
Malayan Banking BHD	749,500	1,505,829
Malaysia Airports Holdings BHD	123,200	220,141
Maxis BHD	319,900	250,944
MISC BHD	184,500	295,793
Mr. D.I.Y Group M BHD (B)	406,500	133,606
Nestle Malaysia BHD	8,500	223,915
Petronas Chemicals Group BHD	384,800	567,957
Petronas Dagangan BHD	37,100	178,621
Petronas Gas BHD	104,600	395,542
PPB Group BHD	90,100	296,241
Press Metal Aluminium Holdings BHD	504,800	498,208
Public Bank BHD	2,022,700	1,877,330
QL Resources BHD	153,650	188,044
RHB Bank BHD	212,000	250,380
Sime Darby BHD	393,800	225,017
Sime Darby Plantation BHD	287,200	262,467
Telekom Malaysia BHD	161,200	205,620
Tenaga Nasional BHD	360,900	856,641
		13,202,577
Mexico - 0.6%
Alfa SAB de CV, Class A	367,644	271,782
America Movil SAB de CV (A)	2,232,036	2,093,976
Arca Continental SAB de CV	61,317	661,008
Banco del Bajio SA (B)	93,954	347,775
Cemex SAB de CV, Series CPO (A)	1,814,784	1,388,432
Coca-Cola Femsa SAB de CV	63,295	616,675
Fibra Uno Administracion SA de CV	348,543	628,203
Fomento Economico Mexicano SAB de CV	231,466	2,882,011
Gruma SAB de CV, Class B	22,005	391,976
Grupo Aeroportuario del Centro Norte SAB de CV	33,900	293,806
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	46,605	689,057
Grupo Aeroportuario del Sureste SAB de CV, B Shares	23,173	679,803
Grupo Bimbo SAB de CV, Series A	156,757	655,842
Grupo Carso SAB de CV, Series A1	67,056	580,810
Grupo Financiero Banorte SAB de CV, Series O	307,681	3,182,549
Grupo Financiero Inbursa SAB de CV, Series O (A)	217,313	660,319
Grupo Mexico SAB de CV, Series B	367,889	1,793,875
Industrias Penoles SAB de CV (A)	23,101	291,293
Kimberly-Clark de Mexico SAB de CV, Class A	182,917	406,631
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Operadora de Sites Mexicanos SAB de CV, Class A1	150,195	$175,448
Orbia Advance Corp. SAB de CV	120,162	222,005
Prologis Property Mexico SA de CV	83,763	372,515
Promotora y Operadora de Infraestructura SAB de CV	22,397	233,822
Wal-Mart de Mexico SAB de CV	619,497	2,474,462
		21,994,075
Netherlands - 3.3%
ABN AMRO Bank NV (B)	62,516	1,006,451
Adyen NV (A)(B)	2,864	4,531,535
Aegon, Ltd.	221,999	1,334,262
Akzo Nobel NV	22,509	1,640,662
Argenx SE (A)	8,182	3,066,742
ASM International NV	6,196	3,784,195
ASML Holding NV	53,103	50,394,880
ASR Nederland NV	21,429	989,051
BE Semiconductor Industries NV	10,154	1,839,072
Euronext NV (B)	11,705	1,078,742
EXOR NV	12,549	1,355,496
Heineken Holding NV	16,834	1,300,309
Heineken NV	37,810	3,493,318
IMCD NV	7,503	1,144,654
ING Groep NV	475,407	6,542,486
JDE Peet's NV	12,187	278,299
Koninklijke Ahold Delhaize NV	126,165	3,757,433
Koninklijke KPN NV	438,094	1,601,437
Koninklijke Philips NV (A)	103,853	2,092,356
NEPI Rockcastle NV (A)	66,280	472,944
NN Group NV	36,266	1,618,470
OCI NV	13,651	360,173
Prosus NV (A)	192,721	5,629,002
QIAGEN NV (A)	30,005	1,282,907
Randstad NV	14,507	800,121
Stellantis NV	385,904	10,095,105
Universal Music Group NV	107,813	3,254,921
Wolters Kluwer NV	32,693	5,162,879
		119,907,902
New Zealand - 0.1%
Auckland International Airport, Ltd.	143,806	709,662
Fisher & Paykel Healthcare Corp., Ltd.	61,932	921,638
Mercury NZ, Ltd.	70,594	287,455
Meridian Energy, Ltd.	135,167	492,185
Spark New Zealand, Ltd.	198,615	613,479
Xero, Ltd. (A)	19,318	1,606,653
		4,631,072
Norway - 0.4%
Adevinta ASA (A)	48,863	522,374
Aker BP ASA	42,961	1,042,821
DNB Bank ASA	129,386	2,590,790
Equinor ASA	124,435	3,065,927
Gjensidige Forsikring ASA	28,821	455,321
Kongsberg Gruppen ASA	12,497	796,457
Mowi ASA	64,312	1,242,059
Norsk Hydro ASA	185,040	949,764
Orkla ASA	97,440	698,528
Salmar ASA	10,038	637,509
Telenor ASA	87,306	954,944
Yara International ASA	23,136	719,972
		13,676,466

The accompanying notes are an integral part of the financial statements.	54

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Peru - 0.0%
Cia de Minas Buenaventura SAA, ADR (C)	29,989	$452,834
Credicorp, Ltd.	9,485	1,620,797
		2,073,631
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	235,260	221,871
Ayala Corp.	35,170	424,442
Ayala Land, Inc.	941,980	587,102
Bank of the Philippine Islands	280,277	624,044
BDO Unibank, Inc.	332,590	906,076
International Container Terminal Services, Inc.	139,730	717,071
JG Summit Holdings, Inc.	364,532	265,643
Jollibee Foods Corp.	62,050	302,153
Manila Electric Company	39,200	272,161
Metropolitan Bank & Trust Company	261,729	288,668
PLDT, Inc.	10,320	240,807
SM Investments Corp.	34,445	576,376
SM Prime Holdings, Inc.	1,395,500	784,746
Universal Robina Corp.	124,190	258,537
		6,469,697
Poland - 0.3%
Allegro.eu SA (A)(B)	71,030	574,023
Bank Polska Kasa Opieki SA	24,448	1,060,393
Budimex SA	1,671	305,443
CD Projekt SA	8,403	230,946
Cyfrowy Polsat SA (A)	32,091	94,245
Dino Polska SA (A)(B)	6,571	764,613
KGHM Polska Miedz SA	18,801	508,147
LPP SA	149	670,247
mBank SA (A)	1,948	339,435
ORLEN SA	77,340	1,201,347
PGE Polska Grupa Energetyczna SA (A)	118,265	236,346
Powszechna Kasa Oszczednosci Bank Polski SA	117,835	1,642,080
Powszechny Zaklad Ubezpieczen SA	84,580	1,040,776
Santander Bank Polska SA	4,747	654,649
		9,322,690
Portugal - 0.1%
EDP - Energias de Portugal SA	392,617	1,563,573
Galp Energia SGPS SA	56,422	887,840
Jeronimo Martins SGPS SA	35,274	844,666
		3,296,079
Qatar - 0.2%
Barwa Real Estate Company	298,795	251,077
Commercial Bank PSQC	424,055	589,048
Dukhan Bank	252,714	289,081
Industries Qatar QSC	202,581	718,370
Masraf Al Rayan QSC	736,169	512,118
Mesaieed Petrochemical Holding Company	593,463	307,943
Ooredoo QPSC	109,876	343,282
Qatar Electricity & Water Company QSC	58,807	279,285
Qatar Fuel QSC	77,727	319,200
Qatar Gas Transport Company, Ltd.	334,693	367,493
Qatar International Islamic Bank QSC	128,900	404,278
Qatar Islamic Bank SAQ	221,662	1,227,404
Qatar National Bank QPSC	613,861	2,568,756
		8,177,335
Saudi Arabia - 1.2%
ACWA Power Company	13,452	947,084
Advanced Petrochemical Company	17,379	176,955
Al Rajhi Bank	279,839	6,645,677
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Saudi Arabia (continued)
Alinma Bank	139,544	$1,637,861
Almarai Company JSC	35,335	554,754
Arab National Bank	96,838	720,035
Arabian Internet & Communications Services Company	3,362	329,266
Bank AlBilad	69,903	922,603
Bank Al-Jazira (A)	59,219	307,607
Banque Saudi Fransi	84,437	858,522
Bupa Arabia for Cooperative Insurance Company	11,797	721,803
Dallah Healthcare Company	4,954	247,352
Dar Al Arkan Real Estate Development Company (A)	76,398	284,725
Dr Sulaiman Al Habib Medical Services Group Company	12,422	1,093,878
Elm Company	3,406	960,692
Etihad Etisalat Company	53,770	793,189
Jarir Marketing Company	82,507	342,942
Mobile Telecommunications Company Saudi Arabia	63,632	252,905
Mouwasat Medical Services Company	14,067	463,575
Nahdi Medical Company	5,382	203,853
National Industrialization Company (A)	47,832	168,403
Power & Water Utility Company for Jubail & Yanbu	10,736	217,816
Rabigh Refining & Petrochemical Company (A)	51,973	114,655
Riyad Bank	209,734	1,741,233
SABIC Agri-Nutrients Company	33,085	1,106,092
Sahara International Petrochemical Company	51,299	419,185
Saudi Arabian Mining Company (A)	183,528	2,435,396
Saudi Arabian Oil Company (B)	377,970	3,195,691
Saudi Aramco Base Oil Company	7,329	328,772
Saudi Awwal Bank	143,879	1,584,309
Saudi Basic Industries Corp.	128,270	2,694,827
Saudi Electricity Company	118,645	633,335
Saudi Industrial Investment Group	51,825	286,502
Saudi Kayan Petrochemical Company (A)	101,482	261,358
Saudi Research & Media Group (A)	5,145	339,767
Saudi Tadawul Group Holding Company	6,861	442,943
Saudi Telecom Company	285,531	3,232,095
The Company for Cooperative Insurance	10,475	452,878
The Saudi Investment Bank	70,607	305,071
The Saudi National Bank	417,788	4,721,519
The Savola Group	37,365	528,216
Yanbu National Petrochemical Company	38,446	383,679
		44,059,020
Singapore - 0.3%
BOC Aviation, Ltd. (B)	25,421	187,128
CapitaLand Ascendas REIT	157,584	321,148
CapitaLand Integrated Commercial Trust	217,207	316,825
CapitaLand Investment, Ltd.	107,030	221,415
City Developments, Ltd.	21,351	89,993
DBS Group Holdings, Ltd.	73,711	1,827,685
Genting Singapore, Ltd.	252,281	170,726
Grab Holdings, Ltd., Class A (A)	79,455	243,927
Jardine Cycle & Carriage, Ltd.	3,975	75,352
JOYY, Inc., ADR	5,021	158,162
Keppel, Ltd.	61,566	331,998
Mapletree Logistics Trust	143,182	157,728
Mapletree Pan Asia Commercial Trust	94,222	94,670
Oversea-Chinese Banking Corp., Ltd.	143,361	1,384,712

The accompanying notes are an integral part of the financial statements.	55

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
Sea, Ltd., ADR (A)	15,180	$736,534
Seatrium, Ltd. (A)	1,797,967	120,558
Sembcorp Industries, Ltd.	37,300	141,656
Singapore Airlines, Ltd.	60,669	292,015
Singapore Exchange, Ltd.	34,690	243,711
Singapore Technologies Engineering, Ltd.	63,446	187,843
Singapore Telecommunications, Ltd.	342,856	598,391
United Overseas Bank, Ltd.	52,868	1,100,110
UOL Group, Ltd.	23,280	101,988
Wilmar International, Ltd.	82,401	203,498
		9,307,773
South Africa - 0.6%
Absa Group, Ltd.	108,587	926,984
Anglo American Platinum, Ltd.	8,022	308,596
Aspen Pharmacare Holdings, Ltd.	50,611	517,050
Bid Corp., Ltd.	42,997	1,005,058
Capitec Bank Holdings, Ltd.	11,061	1,165,362
Clicks Group, Ltd.	30,174	471,159
Discovery, Ltd.	79,335	562,654
Exxaro Resources, Ltd.	30,861	286,363
FirstRand, Ltd.	664,476	2,247,985
Gold Fields, Ltd.	114,161	1,503,892
Harmony Gold Mining Company, Ltd.	68,864	400,310
Impala Platinum Holdings, Ltd.	115,475	391,874
Kumba Iron Ore, Ltd.	7,724	216,264
MTN Group, Ltd.	221,007	963,301
Naspers, Ltd., N Shares	24,371	4,003,271
Nedbank Group, Ltd.	50,873	582,003
Northam Platinum Holdings, Ltd.	42,988	245,671
Old Mutual, Ltd.	686,711	427,397
OUTsurance Group, Ltd.	113,305	245,846
Pepkor Holdings, Ltd. (B)	250,256	243,836
Remgro, Ltd.	69,455	526,834
Sanlam, Ltd.	243,020	931,679
Sasol, Ltd.	75,233	566,983
Shoprite Holdings, Ltd.	63,536	855,984
Sibanye Stillwater, Ltd.	360,172	371,226
Standard Bank Group, Ltd.	176,999	1,864,153
The Bidvest Group, Ltd.	36,181	441,544
Vodacom Group, Ltd.	73,618	361,477
Woolworths Holdings, Ltd.	115,417	386,065
		23,020,821
South Korea - 3.1%
Amorepacific Corp.	3,937	354,005
Celltrion Pharm, Inc. (A)	2,503	208,563
Celltrion, Inc.	20,487	2,770,588
CJ CheilJedang Corp.	1,134	255,565
CosmoAM&T Company, Ltd. (A)	3,215	429,706
Coway Company, Ltd.	7,413	301,726
DB Insurance Company, Ltd. (A)	6,389	474,093
Doosan Bobcat, Inc.	7,463	263,486
Doosan Enerbility Company, Ltd. (A)	59,895	731,046
Ecopro BM Company, Ltd. (A)	6,507	1,307,860
Ecopro Company, Ltd. (A)	2,648	1,234,990
F&F Company, Ltd.	1,968	107,140
GS Holdings Corp.	6,622	239,033
Hana Financial Group, Inc.	39,089	1,663,154
Hankook Tire & Technology Company, Ltd.	10,156	413,759
Hanmi Pharm Company, Ltd.	943	236,673
Hanmi Semiconductor Company, Ltd.	5,854	374,539
Hanon Systems	24,875	115,260
Hanwha Solutions Corp.	12,991	271,268
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
HD Hyundai Company, Ltd.	5,667	$301,249
HD Hyundai Heavy Industries Company, Ltd.	2,999	265,938
HD Korea Shipbuilding & Offshore Engineering Company, Ltd.	5,697	479,249
HLB, Inc. (A)	15,313	939,448
HMM Company, Ltd. (A)	32,330	443,569
Hotel Shilla Company, Ltd.	4,049	183,037
HYBE Company, Ltd.	2,787	417,413
Hyundai Engineering & Construction Company, Ltd. (A)	10,875	283,664
Hyundai Glovis Company, Ltd. (A)	2,539	363,495
Hyundai Mipo Dockyard Company, Ltd.	3,278	155,175
Hyundai Mobis Company, Ltd.	8,267	1,507,882
Hyundai Motor Company	18,297	3,444,732
Hyundai Steel Company (A)	11,972	323,666
Industrial Bank of Korea (A)	39,164	412,160
JYP Entertainment Corp. (A)	3,841	212,886
Kakao Corp.	41,387	1,661,192
KakaoBank Corp.	22,280	477,445
Kakaopay Corp. (A)	3,659	121,274
Kangwon Land, Inc. (A)	13,162	171,967
KB Financial Group, Inc.	51,554	2,458,828
Kia Corp. (A)	34,735	3,252,863
Korea Aerospace Industries, Ltd. (A)	10,089	389,280
Korea Electric Power Corp.	34,090	634,776
Korea Investment Holdings Company, Ltd. (A)	6,164	329,214
Korea Zinc Company, Ltd.	1,122	377,230
Korean Air Lines Company, Ltd.	25,588	442,066
Krafton, Inc. (A)	3,856	659,050
KT Corp.	9,317	273,293
KT&G Corp.	13,670	954,778
Kum Yang Company, Ltd. (A)	4,291	311,328
Kumho Petrochemical Company, Ltd. (A)	2,255	250,434
L&F Company, Ltd. (A)	3,393	433,431
LG Chem, Ltd.	6,572	2,244,707
LG Corp.	12,897	907,807
LG Display Company, Ltd.	30,147	257,298
LG Electronics, Inc.	14,240	1,017,986
LG Energy Solution, Ltd. (A)	6,217	1,878,841
LG H&H Company, Ltd.	1,254	301,190
LG Innotek Company, Ltd.	1,908	289,954
LG Uplus Corp.	30,326	235,208
Lotte Chemical Corp.	2,633	242,102
Meritz Financial Group, Inc.	13,847	864,247
Mirae Asset Securities Company, Ltd. (A)	36,246	245,971
NAVER Corp.	17,415	2,557,065
NCSoft Corp.	1,885	274,930
Netmarble Corp. (A)(B)	3,432	159,362
NH Investment & Securities Company, Ltd. (A)	22,757	200,937
Orion Corp.	3,131	218,376
Pearl Abyss Corp. (A)	4,123	94,246
Posco DX Company, Ltd. (A)	7,034	287,037
POSCO Future M Company, Ltd. (A)	4,129	986,941
POSCO Holdings, Inc.	9,559	3,106,617
Posco International Corp. (A)	7,027	298,062
Samsung Biologics Company, Ltd. (A)(B)	2,355	1,370,302
Samsung C&T Corp.	11,332	1,334,161
Samsung Electro-Mechanics Company, Ltd.	7,500	790,358
Samsung Electronics Company, Ltd.	633,276	34,952,351
Samsung Engineering Company, Ltd. (A)	20,785	384,422

The accompanying notes are an integral part of the financial statements.	56

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Samsung Fire & Marine Insurance Company, Ltd. (A)	4,212	$942,642
Samsung Heavy Industries Company, Ltd. (A)	89,148	529,990
Samsung Life Insurance Company, Ltd.	11,114	808,999
Samsung SDI Company, Ltd.	7,300	2,073,867
Samsung SDS Company, Ltd.	5,137	617,933
Samsung Securities Company, Ltd.	9,786	305,842
Shinhan Financial Group Company, Ltd.	58,555	1,914,139
SK Biopharmaceuticals Company, Ltd. (A)	4,239	308,934
SK Bioscience Company, Ltd. (A)	3,527	162,993
SK Hynix, Inc.	72,414	8,536,487
SK IE Technology Company, Ltd. (A)(B)	3,815	210,426
SK Innovation Company, Ltd. (A)	8,009	706,618
SK Square Company, Ltd. (A)	13,165	690,803
SK Telecom Company, Ltd.	7,428	294,032
SK, Inc.	4,971	717,041
SKC Company, Ltd. (A)	2,566	159,880
S-Oil Corp.	5,904	339,182
Woori Financial Group, Inc.	83,289	933,242
Yuhan Corp.	7,503	380,567
		110,818,561
Spain - 1.6%
Acciona SA	3,238	362,737
ACS Actividades de Construccion y Servicios SA	27,736	1,140,591
Aena SME SA (B)	9,933	1,887,169
Amadeus IT Group SA	59,871	3,541,904
Banco Bilbao Vizcaya Argentaria SA	791,841	7,898,060
Banco Santander SA	2,146,525	8,945,623
CaixaBank SA	542,958	2,456,178
Cellnex Telecom SA (A)(B)	75,063	2,713,870
Corp ACCIONA Energias Renovables SA	8,586	177,526
EDP Renovaveis SA	38,519	525,435
Enagas SA	32,301	466,526
Endesa SA	41,488	747,205
Ferrovial SE	67,983	2,552,753
Grifols SA (A)	39,500	325,317
Iberdrola SA	814,984	9,360,225
Industria de Diseno Textil SA	144,869	6,444,953
Mapfre SA	9,028	19,166
Naturgy Energy Group SA (C)	16,164	382,701
Redeia Corp. SA	53,051	844,061
Repsol SA	169,992	2,700,338
Telefonica SA	648,988	2,662,526
		56,154,864
Sweden - 2.0%
Alfa Laval AB	39,628	1,492,059
Assa Abloy AB, B Shares	137,574	3,926,982
Atlas Copco AB, A Shares	368,063	6,394,044
Atlas Copco AB, B Shares	213,836	3,201,410
Beijer Ref AB (C)	52,780	743,227
Boliden AB	37,426	948,540
Epiroc AB, A Shares	90,472	1,642,261
Epiroc AB, B Shares	53,025	874,972
EQT AB	49,435	1,448,286
Essity AB, B Shares	83,200	1,939,897
Evolution AB (B)	25,113	3,253,240
Fastighets AB Balder, B Shares (A)	89,670	557,696
Getinge AB, B Shares	31,533	624,896
Hennes & Mauritz AB, B Shares	88,272	1,198,649
Hexagon AB, B Shares	284,648	3,339,088
Holmen AB, B Shares	10,336	414,985
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Husqvarna AB, B Shares	48,336	$373,327
Industrivarden AB, A Shares	12,468	425,637
Industrivarden AB, C Shares	25,169	856,825
Indutrade AB	37,030	981,963
Investment AB Latour, B Shares	19,949	506,728
Investor AB, B Shares	238,145	5,991,554
L.E. Lundbergforetagen AB, B Shares	10,416	566,566
Lifco AB, B Shares	31,629	843,260
Nibe Industrier AB, B Shares	208,154	1,161,931
Saab AB, B Shares	11,182	881,518
Sagax AB, B Shares	26,996	638,530
Sandvik AB	146,257	3,293,310
Securitas AB, B Shares	67,758	728,836
Skandinaviska Enskilda Banken AB, A Shares	217,046	3,228,062
Skanska AB, B Shares	46,700	861,870
SKF AB, B Shares	46,605	1,017,950
Svenska Cellulosa AB SCA, B Shares	82,794	1,172,221
Svenska Handelsbanken AB, A Shares (C)	198,597	2,375,185
Swedbank AB, A Shares	115,969	2,550,492
Swedish Orphan Biovitrum AB (A)	26,713	656,643
Tele2 AB, B Shares	71,669	601,115
Telefonaktiebolaget LM Ericsson, B Shares	400,954	2,177,184
Telia Company AB	318,334	757,676
Volvo AB, A Shares	23,295	650,009
Volvo AB, B Shares	211,543	5,828,756
Volvo Car AB, B Shares (A)	80,005	292,549
		71,419,929
Switzerland - 6.1%
ABB, Ltd.	212,550	9,807,553
Adecco Group AG	21,272	852,742
Alcon, Inc.	66,406	5,662,298
Avolta AG (A)	12,619	493,544
Bachem Holding AG	4,429	350,454
Baloise Holding AG	6,325	1,020,538
Banque Cantonale Vaudoise	3,947	473,068
Barry Callebaut AG	463	650,444
BKW AG	2,700	378,294
Chocoladefabriken Lindt & Spruengli AG	14	1,682,969
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	132	1,615,360
Cie Financiere Richemont SA, A Shares	69,368	11,041,805
Clariant AG (A)	27,734	343,483
Coca-Cola HBC AG (A)	27,899	869,709
DSM-Firmenich AG	24,473	2,622,736
EMS-Chemie Holding AG	898	626,658
Geberit AG	4,426	2,573,229
Givaudan SA	1,225	5,140,028
Glencore PLC	1,335,058	6,347,081
Helvetia Holding AG	5,068	716,091
Holcim, Ltd. (A)	69,361	5,661,213
Julius Baer Group, Ltd.	27,556	1,476,156
Kuehne + Nagel International AG	7,180	2,417,405
Logitech International SA	21,778	1,927,058
Lonza Group AG	9,898	5,166,328
Nestle SA	354,371	36,754,268
Novartis AG	272,102	27,454,432
Partners Group Holding AG	3,033	4,361,049
Roche Holding AG	93,327	24,401,394
Roche Holding AG, Bearer Shares	4,164	1,151,110
Sandoz Group AG (A)	54,350	1,681,209
Schindler Holding AG	2,753	700,146

The accompanying notes are an integral part of the financial statements.	57

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Schindler Holding AG, Participation Certificates	5,685	$1,497,875
SGS SA	19,497	1,872,140
SIG Group AG (A)	40,228	796,947
Sika AG	20,285	5,866,755
Sonova Holding AG	6,747	2,081,092
Straumann Holding AG	14,877	2,351,469
Swiss Life Holding AG	3,990	2,900,321
Swiss Prime Site AG	10,024	958,009
Swiss Re AG	40,502	4,888,371
Swisscom AG	3,390	1,937,646
Temenos AG	8,464	636,965
The Swatch Group AG	5,132	234,453
The Swatch Group AG, Bearer Shares	4,144	978,338
UBS Group AG	437,888	12,502,495
VAT Group AG (B)	3,586	1,799,994
Zurich Insurance Group AG	19,605	10,430,457
		218,153,179
Taiwan - 4.7%
Accton Technology Corp.	72,000	1,184,864
Acer, Inc.	414,000	592,091
Advantech Company, Ltd.	65,682	810,645
Airtac International Group	20,000	766,265
Alchip Technologies, Ltd.	10,000	1,311,826
ASE Technology Holding Company, Ltd.	443,000	1,955,687
Asia Cement Corp.	342,000	437,781
Asustek Computer, Inc.	102,000	1,469,684
AUO Corp. (A)	930,800	516,242
Catcher Technology Company, Ltd.	83,000	517,141
Cathay Financial Holding Company, Ltd. (A)	1,392,000	1,986,158
Chailease Holding Company, Ltd.	218,895	1,210,238
Chang Hwa Commercial Bank, Ltd.	801,287	451,490
Cheng Shin Rubber Industry Company, Ltd.	275,000	408,778
China Airlines, Ltd.	420,000	265,987
China Development Financial Holding Corp. (A)	2,382,548	947,051
China Steel Corp.	1,669,000	1,299,807
Chunghwa Telecom Company, Ltd.	545,000	2,076,266
Compal Electronics, Inc.	598,000	690,550
CTBC Financial Holding Company, Ltd.	2,559,000	2,382,209
Delta Electronics, Inc.	279,000	2,599,905
E Ink Holdings, Inc.	122,000	949,805
E.Sun Financial Holding Company, Ltd.	2,001,873	1,600,424
Eclat Textile Company, Ltd.	24,340	416,013
eMemory Technology, Inc.	9,000	772,760
Eva Airways Corp.	388,000	386,258
Evergreen Marine Corp. Taiwan, Ltd.	145,560	762,547
Far Eastern New Century Corp.	429,000	442,495
Far EasTone Telecommunications Company, Ltd.	251,000	625,341
Feng TAY Enterprise Company, Ltd.	75,110	392,917
First Financial Holding Company, Ltd.	1,549,252	1,328,756
Formosa Chemicals & Fibre Corp.	501,000	907,369
Formosa Petrochemical Corp.	151,000	355,107
Formosa Plastics Corp.	548,000	1,243,678
Fubon Financial Holding Company, Ltd.	1,137,317	2,448,562
Gigabyte Technology Company, Ltd.	73,000	798,452
Global Unichip Corp.	12,000	604,799
Globalwafers Company, Ltd.	31,000	547,533
Hon Hai Precision Industry Company, Ltd.	1,795,800	5,855,167
Hotai Motor Company, Ltd.	43,820	930,619
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Hua Nan Financial Holdings Company, Ltd.	1,254,104	$873,377
Innolux Corp. (A)	1,231,822	591,045
Inventec Corp.	384,000	668,868
Largan Precision Company, Ltd.	13,000	1,066,903
Lite-On Technology Corp.	289,000	1,002,731
MediaTek, Inc.	218,000	7,866,818
Mega Financial Holding Company, Ltd.	1,648,474	2,019,611
Micro-Star International Company, Ltd.	103,000	623,313
momo.com, Inc.	11,220	158,074
Nan Ya Plastics Corp.	681,000	1,287,803
Nan Ya Printed Circuit Board Corp.	32,000	214,396
Nanya Technology Corp.	177,000	376,833
Nien Made Enterprise Company, Ltd.	24,000	280,950
Novatek Microelectronics Corp.	82,000	1,560,736
Pegatron Corp.	286,000	774,419
PharmaEssentia Corp. (A)	33,000	343,491
Pou Chen Corp.	326,000	314,942
Powerchip Semiconductor Manufacturing Corp.	422,000	368,901
President Chain Store Corp.	79,000	673,560
Quanta Computer, Inc.	389,000	2,858,503
Realtek Semiconductor Corp.	69,000	1,243,590
Ruentex Development Company, Ltd. (A)	223,117	256,759
Shin Kong Financial Holding Company, Ltd. (A)	1,946,988	511,153
SinoPac Financial Holdings Company, Ltd.	1,525,272	970,569
Synnex Technology International Corp.	181,000	445,901
Taishin Financial Holding Company, Ltd.	1,610,003	886,546
Taiwan Business Bank	876,768	388,465
Taiwan Cement Corp.	974,442	990,683
Taiwan Cooperative Financial Holding Company, Ltd.	1,449,932	1,191,321
Taiwan High Speed Rail Corp.	258,000	246,546
Taiwan Mobile Company, Ltd.	239,000	748,989
Taiwan Semiconductor Manufacturing Company, Ltd.	3,538,816	77,551,443
The Shanghai Commercial & Savings Bank, Ltd.	544,000	774,544
Unimicron Technology Corp.	196,000	1,113,659
Uni-President Enterprises Corp.	694,000	1,685,199
United Microelectronics Corp.	1,617,000	2,493,137
Vanguard International Semiconductor Corp.	128,000	292,396
Voltronic Power Technology Corp.	9,000	457,390
Walsin Lihwa Corp.	406,000	475,550
Wan Hai Lines, Ltd.	95,545	152,205
Winbond Electronics Corp.	447,000	395,196
Wistron Corp.	375,000	1,373,162
Wiwynn Corp.	13,000	959,762
WPG Holdings, Ltd.	227,960	669,315
Yageo Corp.	48,646	859,495
Yang Ming Marine Transport Corp.	250,000	394,422
Yuanta Financial Holding Company, Ltd.	1,486,471	1,291,776
Zhen Ding Technology Holding, Ltd.	94,000	299,153
		168,292,867
Thailand - 0.0%
Advanced Info Service PCL, NVDR	4,191	23,513
Airports of Thailand PCL, NVDR	6,067	10,752
Bangkok Dusit Medical Services PCL, NVDR	57,055	45,328
Banpu PCL, NVDR	23,119	3,608
Berli Jucker PCL, NVDR	1,820	1,230

The accompanying notes are an integral part of the financial statements.	58

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
Bumrungrad Hospital PCL, NVDR	1,679	$10,476
Central Pattana PCL, NVDR	9,486	17,125
Central Retail Corp. PCL, NVDR	1,383	1,342
Charoen Pokphand Foods PCL, NVDR	31,772	16,741
CP ALL PCL, NVDR	22,340	35,821
Delta Electronics Thailand PCL, NVDR	14,669	29,202
Electricity Generating PCL, NVDR	2,593	8,497
Energy Absolute PCL, NVDR	4,359	4,290
Global Power Synergy PCL, NVDR	2,804	3,988
Gulf Energy Development PCL, NVDR	7,816	9,384
Indorama Ventures PCL, NVDR	11,692	7,598
Kasikornbank PCL, NVDR	4,465	15,322
Krung Thai Bank PCL, NVDR	48,256	21,658
Krungthai Card PCL, NVDR	3,844	4,584
Land & Houses PCL, NVDR	68,525	14,508
Minor International PCL, NVDR	10,329	9,146
Muangthai Capital PCL, NVDR	6,569	8,407
Osotspa PCL, NVDR	1,426	809
PTT Exploration & Production PCL, NVDR	4,392	18,444
PTT Global Chemical PCL, NVDR	17,844	18,886
PTT Oil & Retail Business PCL, NVDR	6,916	3,489
PTT PCL, NVDR	55,110	52,601
Ratch Group PCL, NVDR	2,594	2,097
SCB X PCL, NVDR	5,292	16,622
SCG Packaging PCL, NVDR	3,121	2,437
Thai Oil PCL, NVDR	6,069	9,475
The Siam Cement PCL, NVDR	4,498	33,737
TMBThanachart Bank PCL, NVDR	97,100	4,988
		466,105
Turkey - 0.2%
Akbank TAS	399,505	530,943
Aselsan Elektronik Sanayi Ve Ticaret AS	177,468	340,564
BIM Birlesik Magazalar AS	58,242	722,847
Eregli Demir ve Celik Fabrikalari TAS	180,996	263,686
Ford Otomotiv Sanayi AS	8,638	281,012
Haci Omer Sabanci Holding AS	133,957	340,628
Hektas Ticaret TAS (A)	145,049	88,570
KOC Holding AS	98,334	529,213
Koza Altin Isletmeleri AS	119,316	87,355
Pegasus Hava Tasimaciligi AS (A)	6,051	166,126
Petkim Petrokimya Holding AS (A)	1	1
Sasa Polyester Sanayi AS (A)	171,260	216,751
Tofas Turk Otomobil Fabrikasi AS	15,958	136,450
Turk Hava Yollari AO (A)	71,486	644,380
Turkcell Iletisim Hizmetleri AS	156,662	335,597
Turkiye Is Bankasi AS, Class C	1,120,679	397,418
Turkiye Petrol Rafinerileri AS	122,105	632,370
Turkiye Sise ve Cam Fabrikalari AS	174,285	285,287
Yapi ve Kredi Bankasi AS	435,149	321,134
		6,320,332
United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC	391,954	914,970
Abu Dhabi Islamic Bank PJSC	193,727	592,769
Abu Dhabi National Oil Company for Distribution PJSC	403,055	383,995
Aldar Properties PJSC	517,032	778,941
Americana Restaurants International PLC	328,764	307,137
Dubai Islamic Bank PJSC	383,512	672,651
Emaar Properties PJSC	888,016	1,964,113
Emirates NBD Bank PJSC	252,639	1,257,780
Emirates Telecommunications Group Company PJSC	462,027	2,277,904
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Arab Emirates (continued)
First Abu Dhabi Bank PJSC	585,189	$2,173,960
Multiply Group PJSC (A)	521,721	322,659
NMC Health PLC (A)(D)	5,577	0
		11,646,879
United Kingdom - 7.7%
3i Group PLC	125,111	3,908,875
abrdn PLC	249,371	496,599
Admiral Group PLC	33,516	1,130,880
Anglo American PLC	162,097	3,492,720
AngloGold Ashanti PLC	51,500	970,176
Ashtead Group PLC	56,090	4,034,286
Associated British Foods PLC	43,993	1,265,952
AstraZeneca PLC	197,880	24,943,618
Auto Trader Group PLC (B)	115,571	1,082,193
Aviva PLC	358,208	2,023,237
BAE Systems PLC	389,874	6,119,760
Barclays PLC	1,927,048	4,027,566
Barratt Developments PLC	125,049	737,807
BP PLC	2,172,775	12,624,052
British American Tobacco PLC	271,872	8,077,754
BT Group PLC	826,257	1,090,644
Bunzl PLC	42,980	1,713,159
Burberry Group PLC	45,931	745,777
Centrica PLC	695,000	1,105,800
Coca-Cola Europacific Partners PLC	27,385	1,879,433
Compass Group PLC	218,656	5,999,656
Croda International PLC	17,869	1,077,275
Diageo PLC	286,893	10,748,599
Endeavour Mining PLC	27,395	442,013
Entain PLC	81,917	945,257
GSK PLC	522,328	10,926,362
Haleon PLC	704,413	2,955,195
Halma PLC	48,464	1,411,355
Hargreaves Lansdown PLC	44,943	414,206
HSBC Holdings PLC	2,490,071	19,382,280
Imperial Brands PLC	108,869	2,345,303
Informa PLC	176,207	1,806,648
InterContinental Hotels Group PLC	21,183	2,249,509
Intertek Group PLC	20,541	1,202,359
J Sainsbury PLC	212,193	669,861
JD Sports Fashion PLC	328,755	491,256
Kingfisher PLC	242,946	720,484
Land Securities Group PLC	90,262	707,155
Legal & General Group PLC	777,822	2,384,854
Lloyds Banking Group PLC	8,124,264	4,803,707
London Stock Exchange Group PLC	53,259	5,981,729
M&G PLC	281,803	801,183
Melrose Industries PLC	173,268	1,391,518
Mondi PLC	56,637	1,006,983
National Grid PLC	470,427	6,155,583
NatWest Group PLC	736,960	2,228,288
Next PLC	15,331	1,611,885
Ocado Group PLC (A)	74,505	482,556
Pearson PLC	81,644	992,519
Pepco Group NV (A)	23,175	116,301
Persimmon PLC	40,944	705,611
Phoenix Group Holdings PLC	95,970	604,426
Reckitt Benckiser Group PLC	91,484	5,780,262
RELX PLC	241,127	10,562,416
Rentokil Initial PLC	321,235	1,788,320
Rio Tinto PLC	143,749	9,221,606
Rolls-Royce Holdings PLC (A)	1,077,688	5,029,930
Schroders PLC	109,557	546,048

The accompanying notes are an integral part of the financial statements.	59

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Segro PLC	148,859	$1,592,131
Severn Trent PLC	33,723	1,064,199
Shell PLC	845,228	26,142,921
Shell PLC, Dividend Reinvestment Plan (A)	845,228	289,349
Smith & Nephew PLC	111,385	1,469,485
Smiths Group PLC	44,741	910,906
Spirax-Sarco Engineering PLC	9,438	1,231,426
SSE PLC	139,075	2,858,343
St. James's Place PLC	70,210	447,055
Standard Chartered PLC	291,509	2,464,714
Taylor Wimpey PLC	455,056	793,052
Tesco PLC	905,792	3,194,779
The Berkeley Group Holdings PLC	13,576	797,637
The Sage Group PLC	131,225	2,067,148
Unilever PLC	318,999	15,578,180
Unilever PLC, Dividend Reinvestment Plan (A)	318,999	146,856
United Utilities Group PLC	85,875	1,111,560
Vodafone Group PLC	2,943,778	2,585,856
Whitbread PLC	24,703	1,031,852
Wise PLC, Class A (A)	78,186	908,316
WPP PLC	136,932	1,225,071
		276,071,622
United States - 0.1%
BeiGene, Ltd. (A)	84,683	1,090,272
Brookfield Renewable Corp., Class A	18,919	449,155
Legend Biotech Corp., ADR (A)	8,910	580,576
Parade Technologies, Ltd.	10,402	334,604
RB Global, Inc.	25,103	1,893,892
Southern Copper Corp.	11,869	959,727
		5,308,226
TOTAL COMMON STOCKS (Cost $3,199,814,396)		$3,395,192,429
PREFERRED SECURITIES - 0.9%
Brazil - 0.4%
Banco Bradesco SA	718,087	1,986,220
Centrais Eletricas Brasileiras SA, B Shares	35,200	339,247
Cia Energetica de Minas Gerais	188,394	453,637
Companhia Paranaense de Energia, B Shares	130,600	268,498
Gerdau SA	155,945	674,462
Itau Unibanco Holding SA	649,500	4,434,437
Itausa SA	729,192	1,510,868
Petroleo Brasileiro SA	648,800	5,238,847
		14,906,216
Chile - 0.0%
Sociedad Quimica y Minera de Chile SA, B Shares	18,340	909,529
Colombia - 0.0%
Bancolombia SA	65,051	531,678
Germany - 0.3%
Bayerische Motoren Werke AG	7,597	832,888
Dr. Ing. h.c. F. Porsche AG (B)	15,323	1,432,723
Henkel AG & Company KGaA	23,604	1,775,820
Porsche Automobil Holding SE	20,819	1,112,977
Sartorius AG (C)	3,581	1,356,234
Volkswagen AG	28,336	3,848,053
		10,358,695
South Korea - 0.2%
Hyundai Motor Company	3,149	377,794
Hyundai Motor Company, 2nd Preferred	4,846	586,161
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
South Korea (continued)
LG Chem, Ltd.	1,034	$233,765
Samsung Electronics Company, Ltd.	109,331	5,235,498
		6,433,218
TOTAL PREFERRED SECURITIES (Cost $32,595,986)		$33,139,336
RIGHTS - 0.0%
LG Display Company, Ltd. (Expiration Date: 3-8-24; Strike Price: KRW 9,090.00) (A)	9,583	9,428
Magazine Luiza SA (Expiration Date: 3-8-24; Strike Price: BRL 1.95) (A)	38,613	1,554
TOTAL RIGHTS (Cost $0)		$10,982
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (A)	100,920	254
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (A)	50,460	28
Constellation Software, Inc. (Expiration Date: 3-31-40) (A)(D)(E)	2,017	0
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (A)	2,652	77
TOTAL WARRANTS (Cost $0)		$359
SHORT-TERM INVESTMENTS - 5.3%
U.S. Government - 3.7%
U.S. Treasury Bill
5.265%, 03/05/2024 *	$34,500,000	$34,479,796
5.265%, 03/12/2024 *	30,000,000	29,951,609
5.278%, 04/11/2024 *	16,700,000	16,599,577
5.280%, 03/19/2024 *	50,000,000	49,867,375
		130,898,357
U.S. Government Agency - 0.5%
Federal Home Loan Bank Discount Note 5.150%, 03/01/2024 *	19,100,000	19,097,209
Short-term funds - 1.1%
John Hancock Collateral Trust, 5.2759% (F)(G)	3,902,462	39,025,399
TOTAL SHORT-TERM INVESTMENTS (Cost $189,017,347)		$189,020,965
Total Investments (International Strategic Equity Allocation Fund) (Cost $3,421,427,729) - 100.7%		$3,617,364,071
Other assets and liabilities, net - (0.7%)		(24,347,482)
TOTAL NET ASSETS - 100.0%		$3,593,016,589
Currency Abbreviations
BRL	Brazilian Real
KRW	Korean Won
THB	Thai Bhat
Security Abbreviations and Legend
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 2-29-24.

The accompanying notes are an integral part of the financial statements.	60

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 2-29-24.
International Strategic Equity Allocation Fund (continued)
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Canadian Dollar Currency Futures	165	Long	Mar 2024	$12,216,717	$12,160,500	$(56,217)
Mini MSCI EAFE Index Futures	961	Long	Mar 2024	104,812,164	109,899,960	5,087,796
Mini MSCI Emerging Markets Index Futures	842	Long	Mar 2024	41,264,788	42,790,440	1,525,652
S&P/TSX 60 Index Futures	65	Long	Mar 2024	11,954,935	12,362,524	407,589
						$6,964,820

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Mid Value Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 95.1%
Communication services – 2.5%
Entertainment – 0.2%
Sphere Entertainment Company (A)	79,178	$3,428,407
Media – 2.3%
News Corp., Class A	1,058,844	28,461,727
News Corp., Class B	125,596	3,515,432
Scholastic Corp.	38,144	1,504,399
		33,481,558
		36,909,965
Consumer discretionary – 8.4%
Automobiles – 1.6%
General Motors Company	403,214	16,523,710
Rivian Automotive, Inc., Class A (A)(B)	637,300	7,214,236
		23,737,946
Diversified consumer services – 1.1%
Bright Horizons Family Solutions, Inc. (A)	148,470	17,053,264
Hotels, restaurants and leisure – 0.7%
Compass Group PLC	362,881	9,956,947
Specialty retail – 3.3%
Advance Auto Parts, Inc.	245,500	16,581,070
Bath & Body Works, Inc.	375,171	17,145,315
Burlington Stores, Inc. (A)	71,125	14,587,738
		48,314,123
Textiles, apparel and luxury goods – 1.7%
Puma SE	178,382	8,204,395
Ralph Lauren Corp.	93,224	17,332,206
		25,536,601
		124,598,881
Consumer staples – 5.7%
Beverages – 1.2%
Constellation Brands, Inc., Class A	44,857	11,147,862
Monster Beverage Corp. (A)	118,060	6,977,346
		18,125,208
Consumer staples distribution and retail – 1.6%
Dollar General Corp.	94,481	13,729,034
Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples distribution and retail (continued)
Sysco Corp.	130,615	$10,575,897
		24,304,931
Food products – 2.1%
Flowers Foods, Inc.	666,447	14,941,742
Tyson Foods, Inc., Class A	304,174	16,498,398
		31,440,140
Personal care products – 0.8%
Kenvue, Inc.	578,359	10,988,821
		84,859,100
Energy – 6.3%
Energy equipment and services – 3.8%
Baker Hughes Company	319,729	9,460,781
Expro Group Holdings NV (A)	405,123	7,247,650
SEACOR Marine Holdings, Inc. (A)	174,214	1,829,247
TechnipFMC PLC	910,267	19,743,691
Tidewater, Inc. (A)	265,270	18,576,858
		56,858,227
Oil, gas and consumable fuels – 2.5%
Cameco Corp.	209,275	8,481,916
Chesapeake Energy Corp.	189,500	15,686,810
Suncor Energy, Inc.	386,297	13,273,165
		37,441,891
		94,300,118
Financials – 16.2%
Banks – 5.1%
Fifth Third Bancorp	763,224	26,209,112
Popular, Inc.	225,302	18,853,271
Webster Financial Corp.	333,533	15,889,512
Western Alliance Bancorp	245,357	14,164,460
		75,116,355
Capital markets – 1.7%
Main Street Capital Corp. (B)	204,574	9,351,078
Morningstar, Inc.	38,778	11,578,723

The accompanying notes are an integral part of the financial statements.	61

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Open Lending Corp. (A)	666,800	$4,840,968
		25,770,769
Consumer finance – 0.8%
OneMain Holdings, Inc.	257,090	12,142,361
Financial services – 5.3%
Apollo Global Management, Inc.	112,665	12,595,947
Corebridge Financial, Inc.	461,372	11,455,867
FleetCor Technologies, Inc. (A)	73,874	20,630,792
Global Payments, Inc.	133,094	17,262,292
Jackson Financial, Inc., Class A (B)	151,044	8,314,972
The Western Union Company	654,100	8,771,481
		79,031,351
Insurance – 3.3%
Assurant, Inc.	56,707	10,289,485
Kemper Corp.	132,901	7,619,214
RenaissanceRe Holdings, Ltd.	56,516	12,705,927
The Allstate Corp.	74,000	11,804,480
The Hanover Insurance Group, Inc.	55,702	7,323,142
		49,742,248
		241,803,084
Health care – 9.7%
Biotechnology – 0.3%
Alkermes PLC (A)	179,054	5,316,113
Health care equipment and supplies – 3.5%
Baxter International, Inc.	436,016	17,841,775
Dentsply Sirona, Inc.	349,471	11,420,712
Teleflex, Inc.	32,694	7,283,896
Zimmer Biomet Holdings, Inc.	126,581	15,741,613
		52,287,996
Health care providers and services – 2.5%
Centene Corp. (A)	122,565	9,612,773
Select Medical Holdings Corp.	1,011,761	27,550,252
		37,163,025
Life sciences tools and services – 0.8%
Charles River Laboratories International, Inc. (A)	47,552	12,087,243
Pharmaceuticals – 2.6%
Catalent, Inc. (A)	282,796	16,215,523
Elanco Animal Health, Inc. (A)	691,251	10,983,978
Viatris, Inc.	902,529	11,164,284
		38,363,785
		145,218,162
Industrials – 15.8%
Aerospace and defense – 5.1%
Huntington Ingalls Industries, Inc.	48,622	14,179,148
L3Harris Technologies, Inc.	75,019	15,878,522
Rolls-Royce Holdings PLC (A)	2,785,752	13,001,942
Spirit AeroSystems Holdings, Inc., Class A (A)	556,819	15,925,023
Textron, Inc.	188,850	16,820,870
		75,805,505
Building products – 1.4%
Armstrong World Industries, Inc.	87,110	10,506,337
Trane Technologies PLC	37,464	10,563,724
		21,070,061
Construction and engineering – 0.5%
API Group Corp. (A)	199,138	6,979,787
Ground transportation – 1.9%
JB Hunt Transport Services, Inc.	70,637	14,573,119
Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ground transportation (continued)
Norfolk Southern Corp.	57,494	$14,567,830
		29,140,949
Machinery – 3.9%
Esab Corp.	138,744	13,752,305
Stanley Black & Decker, Inc.	358,051	31,970,374
The Middleby Corp. (A)	84,453	12,850,368
		58,573,047
Passenger airlines – 0.9%
Southwest Airlines Company	403,311	13,821,468
Professional services – 1.4%
SS&C Technologies Holdings, Inc.	207,091	13,204,122
Verra Mobility Corp. (A)	326,854	7,066,583
		20,270,705
Trading companies and distributors – 0.7%
Ashtead Group PLC	139,851	10,058,748
		235,720,270
Information technology – 12.2%
Electronic equipment, instruments and components – 3.9%
Corning, Inc.	850,441	27,418,218
TE Connectivity, Ltd.	118,311	16,984,727
Zebra Technologies Corp., Class A (A)	47,308	13,221,640
		57,624,585
IT services – 0.6%
GoDaddy, Inc., Class A (A)	84,900	9,691,335
Semiconductors and semiconductor equipment – 3.3%
Marvell Technology, Inc.	162,023	11,610,568
MKS Instruments, Inc.	300,453	36,883,610
		48,494,178
Software – 0.6%
DocuSign, Inc. (A)	121,400	6,466,978
Fortinet, Inc. (A)	40,500	2,798,955
		9,265,933
Technology hardware, storage and peripherals – 3.8%
Pure Storage, Inc., Class A (A)	253,990	13,372,574
Western Digital Corp. (A)	728,167	43,304,089
		56,676,663
		181,752,694
Materials – 5.5%
Chemicals – 1.4%
FMC Corp.	207,992	11,728,669
The Scotts Miracle-Gro Company	127,653	8,386,802
		20,115,471
Construction materials – 1.9%
Summit Materials, Inc., Class A (A)	547,186	23,370,314
Vulcan Materials Company	19,863	5,280,579
		28,650,893
Containers and packaging – 1.0%
Ball Corp.	241,442	15,457,117
Metals and mining – 1.2%
Franco-Nevada Corp.	75,903	7,946,842
Freeport-McMoRan, Inc.	240,009	9,074,740
		17,021,582
		81,245,063
Real estate – 6.5%
Industrial REITs – 1.1%
Rexford Industrial Realty, Inc.	329,993	16,790,044
Office REITs – 0.8%
Douglas Emmett, Inc.	196,228	2,594,134

The accompanying notes are an integral part of the financial statements.	62

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Office REITs (continued)
Vornado Realty Trust	316,870	$8,333,681
		10,927,815
Residential REITs – 2.1%
Apartment Investment and Management Company, Class A (A)	1,033,393	7,626,440
Equity Residential	194,779	11,727,644
Sun Communities, Inc.	91,385	12,223,658
		31,577,742
Retail REITs – 1.1%
Regency Centers Corp.	192,745	11,940,553
Simon Property Group, Inc.	29,887	4,427,460
		16,368,013
Specialized REITs – 1.4%
Rayonier, Inc.	333,183	11,471,491
Weyerhaeuser Company	271,320	9,327,982
		20,799,473
		96,463,087
Utilities – 6.3%
Electric utilities – 4.2%
Constellation Energy Corp.	119,649	20,154,874
Evergy, Inc.	139,969	6,934,064
FirstEnergy Corp.	568,090	20,797,775
PG&E Corp.	842,037	14,053,598
		61,940,311
Multi-utilities – 2.1%
Ameren Corp.	230,946	16,441,046
CenterPoint Energy, Inc.	276,421	7,601,578
Dominion Energy, Inc.	154,500	7,389,735
		31,432,359
		93,372,670
TOTAL COMMON STOCKS (Cost $1,052,817,735)		$1,416,243,094
CONVERTIBLE BONDS - 0.2%
Information technology - 0.2%
Wolfspeed, Inc.
0.250%, 02/15/2028	$2,115,000	1,168,538
1.875%, 12/01/2029	2,699,000	1,406,179
		2,574,717
TOTAL CONVERTIBLE BONDS (Cost $2,587,695)		$2,574,717
SHORT-TERM INVESTMENTS – 5.7%
Short-term funds – 5.7%
John Hancock Collateral Trust, 5.2759% (C)(D)	1,188,974	11,890,221
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.2628% (C)	2,014,706	2,014,706
T. Rowe Price Government Reserve Fund, 5.3661% (C)	70,873,283	70,873,283
TOTAL SHORT-TERM INVESTMENTS (Cost $84,770,839)		$84,778,210
Total Investments (Mid Value Fund) (Cost $1,140,176,269) – 101.0%		$1,503,596,021
Other assets and liabilities, net – (1.0%)		(15,503,200)
TOTAL NET ASSETS – 100.0%		$1,488,092,821
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 2-29-24.
(C)	The rate shown is the annualized seven-day yield as of 2-29-24.
Mid Value Fund (continued)
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Science & Technology Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 100.1%
Communication services – 14.1%
Entertainment – 1.3%
Netflix, Inc. (A)	2,000	$1,205,840
Spotify Technology SA (A)	5,854	1,501,024
		2,706,864
Interactive media and services – 12.6%
Alphabet, Inc., Class A (A)	62,489	8,652,227
Alphabet, Inc., Class C (A)	12,761	1,783,733
Meta Platforms, Inc., Class A	30,073	14,739,679
Pinterest, Inc., Class A (A)	38,347	1,407,335
TripAdvisor, Inc. (A)	4,600	123,372
		26,706,346
Wireless telecommunication services – 0.2%
T-Mobile US, Inc.	3,100	506,230
		29,919,440
Consumer discretionary – 0.8%
Broadline retail – 0.3%
MercadoLibre, Inc. (A)	140	223,342
PDD Holdings, Inc., ADR (A)	2,299	286,317
		509,659
Hotels, restaurants and leisure – 0.4%
DoorDash, Inc., Class A (A)	6,700	834,619
Specialty retail – 0.1%
Carvana Company (A)	3,900	296,127
		1,640,405
Financials – 0.8%
Capital markets – 0.3%
Coinbase Global, Inc., Class A (A)	2,800	569,968
Financial services – 0.5%
Adyen NV (A)(B)	684	1,082,250
		1,652,218
Industrials – 1.3%
Aerospace and defense – 0.1%
Axon Enterprise, Inc. (A)	400	122,948
Electrical equipment – 0.3%
Vertiv Holdings Company, Class A	9,573	647,326
Ground transportation – 0.9%
Lyft, Inc., Class A (A)	14,300	227,084
Uber Technologies, Inc. (A)	22,530	1,791,135
		2,018,219
		2,788,493
Information technology – 83.1%
Communications equipment – 1.4%
Arista Networks, Inc. (A)	8,630	2,395,170
Ciena Corp. (A)	11,200	638,176
		3,033,346
Electronic equipment, instruments and components – 2.1%
Amphenol Corp., Class A	9,078	991,681
Celestica, Inc. (New York Stock Exchange) (A)	29,896	1,271,477
Coherent Corp. (A)	7,600	452,048
Corning, Inc.	35,630	1,148,711
Fabrinet (A)	400	86,228
Insight Enterprises, Inc. (A)	461	86,668

The accompanying notes are an integral part of the financial statements.	63

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

Science & Technology Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Keysight Technologies, Inc. (A)	2,169	$334,677
		4,371,490
IT services – 2.7%
Endava PLC, ADR (A)	3,839	142,696
Gartner, Inc. (A)	2,448	1,139,691
GoDaddy, Inc., Class A (A)	13,831	1,578,809
MongoDB, Inc. (A)	1,676	750,144
Shopify, Inc., Class A (A)	15,786	1,205,577
Snowflake, Inc., Class A (A)	5,469	1,029,703
		5,846,620
Semiconductors and semiconductor equipment – 34.4%
Advanced Micro Devices, Inc. (A)	30,886	5,946,482
ARM Holdings PLC, ADR (A)	3,200	451,328
Broadcom, Inc.	9,498	12,352,054
Enphase Energy, Inc. (A)	1,400	177,814
Entegris, Inc.	10,798	1,450,819
KLA Corp.	4,167	2,843,144
Lam Research Corp.	9,670	9,072,878
Lattice Semiconductor Corp. (A)	2,900	222,169
Marvell Technology, Inc.	6,050	433,543
MaxLinear, Inc. (A)	5,363	104,257
Micron Technology, Inc.	25,193	2,282,738
MKS Instruments, Inc.	4,564	560,277
Monolithic Power Systems, Inc.	1,957	1,409,118
NVIDIA Corp.	40,799	32,276,906
Qualcomm, Inc.	20,921	3,301,125
Silergy Corp.	17,000	224,317
SolarEdge Technologies, Inc. (A)	1,500	100,755
		73,209,724
Software – 37.8%
Adobe, Inc. (A)	7,925	4,440,219
AppLovin Corp., Class A (A)	5,000	298,600
Atlassian Corp., Class A (A)	3,232	670,381
Autodesk, Inc. (A)	15,433	3,984,338
Braze, Inc., Class A (A)	7,489	426,124
Cadence Design Systems, Inc. (A)	14,999	4,565,396
Confluent, Inc., Class A (A)	4,800	162,576
Crowdstrike Holdings, Inc., Class A (A)	7,689	2,492,389
Datadog, Inc., Class A (A)	9,468	1,244,663
Dynatrace, Inc. (A)	2,648	131,208
Elastic NV (A)	3,600	481,716
Fair Isaac Corp. (A)	3,739	4,748,193
Fortinet, Inc. (A)	11,932	824,621
HubSpot, Inc. (A)	440	272,276
Manhattan Associates, Inc. (A)	900	227,997
Marathon Digital Holdings, Inc. (A)	8,100	209,790
Microsoft Corp.	37,343	15,446,559
MicroStrategy, Inc., Class A (A)	500	511,420
Nutanix, Inc., Class A (A)	58,446	3,691,449
Palantir Technologies, Inc., Class A (A)	31,200	782,496
Palo Alto Networks, Inc. (A)	11,742	3,646,478
Pegasystems, Inc.	2,300	149,592
PTC, Inc. (A)	6,138	1,123,315
Riot Platforms, Inc. (A)	10,000	141,200
Salesforce, Inc. (A)	22,977	7,095,757
Samsara, Inc., Class A (A)	14,523	501,770
ServiceNow, Inc. (A)	11,869	9,155,034
Synopsys, Inc. (A)	15,178	8,708,074
Workday, Inc., Class A (A)	7,209	2,124,204
Zscaler, Inc. (A)	8,190	1,981,734
		80,239,569
Technology hardware, storage and peripherals – 4.7%
Apple, Inc.	42,454	7,673,561
Science & Technology Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
Dell Technologies, Inc., Class C	4,391	$415,652
Super Micro Computer, Inc. (A)	1,508	1,306,109
Western Digital Corp. (A)	9,209	547,659
		9,942,981
		176,643,730
TOTAL COMMON STOCKS (Cost $163,893,699)		$212,644,286
SHORT-TERM INVESTMENTS – 0.3%
Short-term funds – 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.2628% (C)	617,305	617,305
T. Rowe Price Government Reserve Fund, 5.3661% (C)	112	112
TOTAL SHORT-TERM INVESTMENTS (Cost $617,417)		$617,417
Total Investments (Science & Technology Fund) (Cost $164,511,116) – 100.4%		$213,261,703
Other assets and liabilities, net – (0.4%)		(771,891)
TOTAL NET ASSETS – 100.0%		$212,489,812
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 2-29-24.
U.S. Sector Rotation Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 96.9%
Communication services – 9.3%
Diversified telecommunication services – 0.7%
AT&T, Inc.	645,503	$10,928,366
Verizon Communications, Inc.	379,537	15,189,071
		26,117,437
Entertainment – 1.4%
Electronic Arts, Inc.	22,100	3,082,508
Live Nation Entertainment, Inc. (A)	12,791	1,240,471
Netflix, Inc. (A)	39,512	23,822,575
Take-Two Interactive Software, Inc. (A)	14,284	2,098,748
The Walt Disney Company	165,157	18,428,218
Warner Brothers Discovery, Inc. (A)	200,290	1,760,549
		50,433,069
Interactive media and services – 6.4%
Alphabet, Inc., Class A (A)	534,213	73,967,132
Alphabet, Inc., Class C (A)	449,607	62,846,066
Match Group, Inc. (A)	24,457	881,430
Meta Platforms, Inc., Class A	200,367	98,205,878
		235,900,506
Media – 0.6%
Charter Communications, Inc., Class A (A)	9,078	2,668,297
Comcast Corp., Class A	362,481	15,532,311
Fox Corp., Class A	22,243	662,619
Fox Corp., Class B	11,940	326,917
News Corp., Class A	34,448	925,962
News Corp., Class B	10,251	286,925
Omnicom Group, Inc.	17,840	1,576,878

The accompanying notes are an integral part of the financial statements.	64

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Paramount Global, Class B	43,612	$481,476
The Interpublic Group of Companies, Inc.	34,511	1,083,645
		23,545,030
Wireless telecommunication services – 0.2%
T-Mobile US, Inc.	45,916	7,498,083
		343,494,125
Consumer discretionary – 10.8%
Automobile components – 0.1%
Aptiv PLC (A)	24,787	1,970,319
BorgWarner, Inc.	20,523	638,881
		2,609,200
Automobiles – 1.6%
Ford Motor Company	344,718	4,288,292
General Motors Company	120,157	4,924,034
Tesla, Inc. (A)	242,590	48,974,069
		58,186,395
Broadline retail – 3.9%
Amazon.com, Inc. (A)	797,706	141,002,513
eBay, Inc.	45,455	2,149,112
Etsy, Inc. (A)	10,473	750,809
		143,902,434
Distributors – 0.1%
Genuine Parts Company	12,284	1,833,510
LKQ Corp.	23,443	1,225,834
Pool Corp.	3,397	1,352,414
		4,411,758
Hotels, restaurants and leisure – 2.1%
Airbnb, Inc., Class A (A)	38,138	6,005,591
Booking Holdings, Inc. (A)	3,060	10,614,620
Caesars Entertainment, Inc. (A)	18,933	823,018
Carnival Corp. (A)	88,304	1,400,501
Chipotle Mexican Grill, Inc. (A)	2,408	6,474,558
Darden Restaurants, Inc.	10,568	1,804,063
Domino's Pizza, Inc.	3,063	1,373,296
Expedia Group, Inc. (A)	11,700	1,600,794
Hilton Worldwide Holdings, Inc.	22,487	4,594,544
Las Vegas Sands Corp.	32,344	1,763,395
Marriott International, Inc., Class A	21,642	5,407,687
McDonald's Corp.	63,624	18,596,023
MGM Resorts International (A)	23,995	1,038,504
Norwegian Cruise Line Holdings, Ltd. (A)	37,277	722,801
Royal Caribbean Cruises, Ltd. (A)	20,683	2,551,248
Starbucks Corp.	100,220	9,510,878
Wynn Resorts, Ltd.	8,427	886,520
Yum! Brands, Inc.	24,589	3,403,609
		78,571,650
Household durables – 0.4%
D.R. Horton, Inc.	26,430	3,949,699
Garmin, Ltd.	13,443	1,846,396
Hamilton Beach Brands Holding Company, Class B	294	5,186
Lennar Corp., Class A	21,944	3,478,343
Mohawk Industries, Inc. (A)	4,653	551,939
NVR, Inc. (A)	276	2,104,657
PulteGroup, Inc.	18,894	2,047,732
Whirlpool Corp.	4,821	517,727
		14,501,679
Leisure products – 0.0%
Hasbro, Inc.	11,428	574,714
Specialty retail – 2.1%
AutoZone, Inc. (A)	1,545	4,644,301
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Bath & Body Works, Inc.	19,952	$911,806
Best Buy Company, Inc.	16,985	1,373,747
CarMax, Inc. (A)	13,911	1,098,969
Lowe's Companies, Inc.	50,612	12,180,790
O'Reilly Automotive, Inc. (A)	5,189	5,642,622
Ross Stores, Inc.	29,684	4,421,729
The Home Depot, Inc.	87,717	33,385,967
The TJX Companies, Inc.	100,368	9,950,484
Tractor Supply Company	9,475	2,409,682
Ulta Beauty, Inc. (A)	4,314	2,366,488
		78,386,585
Textiles, apparel and luxury goods – 0.5%
Lululemon Athletica, Inc. (A)	10,103	4,719,010
NIKE, Inc., Class B	107,356	11,157,509
Ralph Lauren Corp.	3,471	645,328
Tapestry, Inc.	20,119	956,256
VF Corp.	28,995	473,778
		17,951,881
		399,096,296
Consumer staples – 5.2%
Beverages – 1.2%
Brown-Forman Corp., Class B	13,678	823,826
Constellation Brands, Inc., Class A	12,110	3,009,577
Keurig Dr. Pepper, Inc.	75,422	2,255,872
Molson Coors Beverage Company, Class B	13,888	866,889
Monster Beverage Corp. (A)	55,338	3,270,476
PepsiCo, Inc.	102,972	17,025,390
The Coca-Cola Company	291,391	17,489,288
		44,741,318
Consumer staples distribution and retail – 1.6%
Costco Wholesale Corp.	33,158	24,665,905
Dollar General Corp.	16,436	2,388,315
Dollar Tree, Inc. (A)	15,647	2,295,102
Sysco Corp.	37,780	3,059,047
Target Corp.	34,589	5,289,350
The Kroger Company	49,578	2,459,565
Walgreens Boots Alliance, Inc.	53,649	1,140,578
Walmart, Inc.	320,484	18,783,567
		60,081,429
Food products – 0.7%
Archer-Daniels-Midland Company	39,938	2,121,107
Bunge Global SA	10,899	1,028,539
Campbell Soup Company	14,681	625,998
Conagra Brands, Inc.	35,788	1,004,927
General Mills, Inc.	43,559	2,795,617
Hormel Foods Corp.	21,789	769,587
Kellanova	19,774	1,090,536
Lamb Weston Holdings, Inc.	10,863	1,110,307
McCormick & Company, Inc.	18,841	1,297,391
Mondelez International, Inc., Class A	101,865	7,443,276
The Hershey Company	11,224	2,109,214
The J.M. Smucker Company	7,943	954,510
The Kraft Heinz Company	59,705	2,106,392
Tyson Foods, Inc., Class A	21,348	1,157,916
		25,615,317
Household products – 1.1%
Church & Dwight Company, Inc.	18,461	1,848,315
Colgate-Palmolive Company	61,664	5,335,169
Kimberly-Clark Corp.	25,304	3,066,086
The Clorox Company	9,301	1,425,936

The accompanying notes are an integral part of the financial statements.	65

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household products (continued)
The Procter & Gamble Company	176,511	$28,054,658
		39,730,164
Personal care products – 0.2%
Kenvue, Inc.	129,086	2,452,634
The Estee Lauder Companies, Inc., Class A	17,382	2,582,618
		5,035,252
Tobacco – 0.4%
Altria Group, Inc.	132,411	5,416,934
Philip Morris International, Inc.	116,270	10,459,649
		15,876,583
		191,080,063
Energy – 3.8%
Energy equipment and services – 0.3%
Baker Hughes Company	88,538	2,619,839
Halliburton Company	78,814	2,764,007
Schlumberger, Ltd.	125,778	6,078,851
		11,462,697
Oil, gas and consumable fuels – 3.5%
APA Corp.	27,074	806,534
Chevron Corp.	154,582	23,498,010
ConocoPhillips	104,578	11,769,208
Coterra Energy, Inc.	66,127	1,704,754
Devon Energy Corp.	56,466	2,487,892
Diamondback Energy, Inc.	15,762	2,876,880
EOG Resources, Inc.	51,364	5,879,123
EQT Corp.	36,223	1,345,684
Exxon Mobil Corp.	352,689	36,863,054
Hess Corp.	24,335	3,546,826
Kinder Morgan, Inc.	170,311	2,961,708
Marathon Oil Corp.	51,547	1,250,015
Marathon Petroleum Corp.	33,415	5,654,820
Occidental Petroleum Corp.	58,153	3,524,653
ONEOK, Inc.	51,304	3,853,956
Phillips 66	38,744	5,521,407
Pioneer Natural Resources Company	20,534	4,829,391
Targa Resources Corp.	19,617	1,927,174
The Williams Companies, Inc.	107,172	3,851,762
Valero Energy Corp.	29,987	4,241,961
		128,394,812
		139,857,509
Financials – 13.1%
Banks – 3.2%
Bank of America Corp.	599,381	20,690,632
Citigroup, Inc.	166,640	9,246,854
Citizens Financial Group, Inc.	40,636	1,275,564
Comerica, Inc.	11,458	565,796
Fifth Third Bancorp	59,310	2,036,705
Huntington Bancshares, Inc.	126,242	1,646,196
JPMorgan Chase & Co.	251,693	46,830,000
KeyCorp	81,374	1,161,207
M&T Bank Corp.	14,446	2,018,684
Regions Financial Corp.	80,841	1,506,068
The PNC Financial Services Group, Inc.	34,672	5,103,718
Truist Financial Corp.	116,140	4,062,577
U.S. Bancorp	135,589	5,689,314
Wells Fargo & Company	316,150	17,574,779
Zions Bancorp NA	12,931	509,869
		119,917,963
Capital markets – 2.8%
Ameriprise Financial, Inc.	8,805	3,586,805
BlackRock, Inc.	12,176	9,878,876
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Cboe Global Markets, Inc.	9,195	$1,765,440
CME Group, Inc.	31,337	6,905,108
FactSet Research Systems, Inc.	3,308	1,530,215
Franklin Resources, Inc.	24,534	673,458
Intercontinental Exchange, Inc.	49,820	6,896,084
Invesco, Ltd.	39,146	603,240
MarketAxess Holdings, Inc.	3,293	702,759
Moody's Corp.	13,699	5,197,675
Morgan Stanley	110,033	9,467,239
MSCI, Inc.	6,886	3,862,839
Nasdaq, Inc.	29,697	1,668,971
Northern Trust Corp.	18,056	1,482,939
Raymond James Financial, Inc.	16,356	1,967,954
S&P Global, Inc.	28,214	12,086,313
State Street Corp.	26,884	1,982,157
T. Rowe Price Group, Inc.	19,463	2,206,131
The Bank of New York Mellon Corp.	66,966	3,756,123
The Blackstone Group, Inc.	61,838	7,904,133
The Charles Schwab Corp.	129,566	8,652,417
The Goldman Sachs Group, Inc.	28,398	11,048,242
		103,825,118
Consumer finance – 0.5%
American Express Company	50,120	10,997,330
Capital One Financial Corp.	33,163	4,563,560
Discover Financial Services	21,777	2,628,484
Synchrony Financial	36,021	1,487,667
		19,677,041
Financial services – 4.4%
Berkshire Hathaway, Inc., Class B (A)	158,395	64,846,913
Fidelity National Information Services, Inc.	51,601	3,570,273
Fiserv, Inc. (A)	52,250	7,799,358
FleetCor Technologies, Inc. (A)	6,275	1,752,419
Global Payments, Inc.	22,664	2,939,521
Jack Henry & Associates, Inc.	6,338	1,101,354
Mastercard, Inc., Class A	72,092	34,226,398
PayPal Holdings, Inc. (A)	93,864	5,663,754
Visa, Inc., Class A	138,763	39,219,974
		161,119,964
Insurance – 2.2%
Aflac, Inc.	46,315	3,739,473
American International Group, Inc.	61,146	4,456,932
Aon PLC, Class A	17,434	5,508,970
Arch Capital Group, Ltd. (A)	32,454	2,842,646
Arthur J. Gallagher & Company	18,787	4,582,713
Assurant, Inc.	4,586	832,130
Brown & Brown, Inc.	20,540	1,729,673
Chubb, Ltd.	35,520	8,939,318
Cincinnati Financial Corp.	13,669	1,558,266
Everest Group, Ltd.	3,781	1,394,735
Globe Life, Inc.	7,463	947,279
Loews Corp.	15,950	1,198,324
Marsh & McLennan Companies, Inc.	42,922	8,681,833
MetLife, Inc.	54,131	3,775,096
Principal Financial Group, Inc.	19,097	1,544,183
Prudential Financial, Inc.	31,445	3,427,191
The Allstate Corp.	22,777	3,633,387
The Hartford Financial Services Group, Inc.	26,168	2,507,941
The Progressive Corp.	50,934	9,655,049
The Travelers Companies, Inc.	19,875	4,391,580
W.R. Berkley Corp.	17,756	1,484,402
Willis Towers Watson PLC	8,999	2,453,217
		79,284,338
		483,824,424

The accompanying notes are an integral part of the financial statements.	66

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care – 12.1%
Biotechnology – 1.9%
AbbVie, Inc.	147,852	$26,029,345
Amgen, Inc.	44,821	12,273,334
Biogen, Inc. (A)	12,133	2,632,740
Gilead Sciences, Inc.	104,381	7,525,870
Incyte Corp. (A)	15,560	908,082
Moderna, Inc. (A)	27,787	2,563,073
Regeneron Pharmaceuticals, Inc. (A)	8,972	8,667,759
Vertex Pharmaceuticals, Inc. (A)	21,581	9,079,990
		69,680,193
Health care equipment and supplies – 2.5%
Abbott Laboratories	145,341	17,243,256
ABIOMED, Inc. (A)(B)	6,547	101,609
Align Technology, Inc. (A)	5,973	1,806,355
Baxter International, Inc.	42,489	1,738,650
Becton, Dickinson and Company	24,300	5,723,865
Boston Scientific Corp. (A)	122,616	8,118,405
Dentsply Sirona, Inc.	17,749	580,037
DexCom, Inc. (A)	32,340	3,721,364
Edwards Lifesciences Corp. (A)	50,783	4,309,953
GE HealthCare Technologies, Inc.	32,825	2,996,266
Hologic, Inc. (A)	20,524	1,514,671
IDEXX Laboratories, Inc. (A)	6,963	4,005,326
Insulet Corp. (A)	5,850	959,400
Intuitive Surgical, Inc. (A)	29,481	11,367,874
Medtronic PLC	111,442	9,289,805
ResMed, Inc.	12,329	2,141,794
STERIS PLC	8,278	1,928,029
Stryker Corp.	28,318	9,884,964
Teleflex, Inc.	3,935	876,679
The Cooper Companies, Inc.	16,567	1,550,671
Zimmer Biomet Holdings, Inc.	17,478	2,173,564
		92,032,537
Health care providers and services – 2.5%
Cardinal Health, Inc.	20,631	2,310,259
Cencora, Inc.	13,964	3,289,918
Centene Corp. (A)	44,718	3,507,233
CVS Health Corp.	107,593	8,001,691
DaVita, Inc. (A)	4,503	571,746
Elevance Health, Inc.	19,674	9,861,593
HCA Healthcare, Inc.	16,589	5,170,791
Henry Schein, Inc. (A)	10,914	834,594
Humana, Inc.	10,307	3,610,748
Laboratory Corp. of America Holdings	7,111	1,534,767
McKesson Corp.	11,149	5,813,200
Molina Healthcare, Inc. (A)	4,876	1,920,705
Quest Diagnostics, Inc.	9,404	1,174,466
The Cigna Group	24,503	8,236,438
UnitedHealth Group, Inc.	77,460	38,234,256
Universal Health Services, Inc., Class B	5,101	852,173
		94,924,578
Life sciences tools and services – 1.4%
Agilent Technologies, Inc.	24,507	3,366,282
Bio-Rad Laboratories, Inc., Class A (A)	1,747	569,312
Bio-Techne Corp.	13,240	974,067
Charles River Laboratories International, Inc. (A)	4,308	1,095,051
Danaher Corp.	55,084	13,943,964
Illumina, Inc. (A)	13,291	1,858,481
IQVIA Holdings, Inc. (A)	15,337	3,790,693
Mettler-Toledo International, Inc. (A)	1,815	2,263,704
Revvity, Inc.	10,332	1,132,284
Thermo Fisher Scientific, Inc.	32,356	18,448,744
Waters Corp. (A)	4,946	1,668,879
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
West Pharmaceutical Services, Inc.	6,189	$2,217,890
		51,329,351
Pharmaceuticals – 3.8%
Bristol-Myers Squibb Company	170,413	8,648,460
Catalent, Inc. (A)	15,093	865,433
Eli Lilly & Company	66,779	50,329,997
Johnson & Johnson	201,598	32,533,885
Merck & Company, Inc.	212,205	26,981,866
Pfizer, Inc.	472,825	12,558,232
Viatris, Inc.	100,367	1,241,540
Zoetis, Inc.	38,455	7,626,780
		140,786,193
		448,752,852
Industrials – 8.8%
Aerospace and defense – 1.5%
Axon Enterprise, Inc. (A)	6,155	1,891,862
General Dynamics Corp.	19,827	5,417,728
Howmet Aerospace, Inc.	34,285	2,281,667
Huntington Ingalls Industries, Inc.	3,476	1,013,671
L3Harris Technologies, Inc.	16,598	3,513,133
Lockheed Martin Corp.	19,330	8,277,879
Northrop Grumman Corp.	12,412	5,722,180
RTX Corp.	125,904	11,289,812
Textron, Inc.	17,150	1,527,551
The Boeing Company (A)	49,782	10,141,589
TransDigm Group, Inc.	4,842	5,702,617
		56,779,689
Air freight and logistics – 0.4%
CH Robinson Worldwide, Inc.	10,222	757,246
Expeditors International of Washington, Inc.	12,706	1,519,638
FedEx Corp.	20,253	5,042,389
United Parcel Service, Inc., Class B	63,344	9,391,381
		16,710,654
Building products – 0.5%
A.O. Smith Corp.	10,744	890,678
Allegion PLC	7,682	982,297
Builders FirstSource, Inc. (A)	10,812	2,110,286
Carrier Global Corp.	73,422	4,080,795
Johnson Controls International PLC	59,586	3,531,662
Masco Corp.	19,651	1,508,411
Trane Technologies PLC	20,001	5,639,682
		18,743,811
Commercial services and supplies – 0.6%
Cintas Corp.	7,578	4,763,607
Copart, Inc. (A)	76,461	4,063,902
Republic Services, Inc.	17,918	3,289,745
Rollins, Inc.	24,595	1,083,902
Veralto Corp.	19,188	1,658,227
Waste Management, Inc.	32,089	6,599,103
		21,458,486
Construction and engineering – 0.1%
Quanta Services, Inc.	12,718	3,071,524
Electrical equipment – 0.7%
AMETEK, Inc.	20,201	3,639,816
Eaton Corp. PLC	34,953	10,101,417
Emerson Electric Company	49,909	5,332,777
Generac Holdings, Inc. (A)	5,402	607,779
Hubbell, Inc.	4,686	1,783,820

The accompanying notes are an integral part of the financial statements.	67

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Rockwell Automation, Inc.	10,040	$2,862,203
		24,327,812
Ground transportation – 1.2%
CSX Corp.	173,021	6,564,417
JB Hunt Transport Services, Inc.	7,124	1,469,752
Norfolk Southern Corp.	19,799	5,016,671
Old Dominion Freight Line, Inc.	7,837	3,467,716
Uber Technologies, Inc. (A)	180,190	14,325,105
Union Pacific Corp.	53,375	13,540,704
		44,384,365
Industrial conglomerates – 0.8%
3M Company	48,373	4,456,121
General Electric Company	95,301	14,951,774
Honeywell International, Inc.	57,711	11,468,907
		30,876,802
Machinery – 1.8%
Caterpillar, Inc.	44,662	14,915,322
Cummins, Inc.	12,408	3,332,913
Deere & Company	23,456	8,562,613
Dover Corp.	12,253	2,026,401
Fortive Corp.	30,778	2,620,131
IDEX Corp.	6,617	1,560,950
Illinois Tool Works, Inc.	23,965	6,282,425
Ingersoll Rand, Inc.	35,462	3,238,744
Nordson Corp.	4,737	1,258,384
Otis Worldwide Corp.	35,825	3,414,123
PACCAR, Inc.	45,792	5,077,875
Parker-Hannifin Corp.	11,248	6,022,742
Pentair PLC	14,466	1,125,310
Snap-on, Inc.	4,623	1,274,376
Stanley Black & Decker, Inc.	13,434	1,199,522
Wabtec Corp.	15,678	2,215,145
Xylem, Inc.	21,102	2,681,009
		66,807,985
Passenger airlines – 0.2%
American Airlines Group, Inc. (A)	57,211	897,068
Delta Air Lines, Inc.	56,348	2,381,830
Southwest Airlines Company	52,116	1,786,015
United Airlines Holdings, Inc. (A)	28,747	1,307,701
		6,372,614
Professional services – 0.7%
Automatic Data Processing, Inc.	36,016	9,044,698
Broadridge Financial Solutions, Inc.	10,314	2,099,724
Dayforce, Inc. (A)	13,685	954,666
Equifax, Inc.	10,788	2,951,489
Jacobs Solutions, Inc.	11,021	1,616,230
Leidos Holdings, Inc.	12,033	1,538,539
Paychex, Inc.	28,153	3,452,121
Paycom Software, Inc.	4,298	783,912
Robert Half, Inc.	9,274	745,630
Verisk Analytics, Inc.	12,698	3,071,646
		26,258,655
Trading companies and distributors – 0.3%
Fastenal Company	50,057	3,654,662
United Rentals, Inc.	5,933	4,113,171
W.W. Grainger, Inc.	3,868	3,765,343
		11,533,176
		327,325,573
Information technology – 29.5%
Communications equipment – 0.8%
Arista Networks, Inc. (A)	21,622	6,000,970
Cisco Systems, Inc.	347,385	16,803,012
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
F5, Inc. (A)	5,122	$958,941
Juniper Networks, Inc.	27,285	1,010,364
Motorola Solutions, Inc.	14,241	4,705,084
		29,478,371
Electronic equipment, instruments and components – 0.6%
Amphenol Corp., Class A	51,311	5,605,214
CDW Corp.	11,489	2,828,707
Corning, Inc.	65,847	2,122,907
Jabil, Inc.	10,984	1,582,685
Keysight Technologies, Inc. (A)	15,236	2,350,915
TE Connectivity, Ltd.	26,637	3,824,008
Teledyne Technologies, Inc. (A)	4,048	1,729,589
Trimble, Inc. (A)	21,322	1,304,693
Zebra Technologies Corp., Class A (A)	4,395	1,228,315
		22,577,033
IT services – 1.2%
Accenture PLC, Class A	53,821	20,171,034
Akamai Technologies, Inc. (A)	12,912	1,432,199
Cognizant Technology Solutions Corp., Class A	43,006	3,398,334
EPAM Systems, Inc. (A)	4,940	1,503,736
Gartner, Inc. (A)	6,684	3,111,803
IBM Corp.	78,313	14,490,254
VeriSign, Inc. (A)	7,607	1,485,571
		45,592,931
Semiconductors and semiconductor equipment – 9.7%
Advanced Micro Devices, Inc. (A)	138,553	26,675,609
Analog Devices, Inc.	42,744	8,199,154
Applied Materials, Inc.	71,747	14,465,630
Broadcom, Inc.	37,642	48,953,045
Enphase Energy, Inc. (A)	11,714	1,487,795
First Solar, Inc. (A)	9,169	1,411,017
Intel Corp.	361,557	15,565,029
KLA Corp.	11,657	7,953,571
Lam Research Corp.	11,305	10,606,916
Microchip Technology, Inc.	46,380	3,902,413
Micron Technology, Inc.	94,164	8,532,200
Monolithic Power Systems, Inc.	4,105	2,955,764
NVIDIA Corp.	211,819	167,574,247
NXP Semiconductors NV	22,101	5,519,283
ON Semiconductor Corp. (A)	36,943	2,915,542
Qorvo, Inc. (A)	8,340	955,347
Qualcomm, Inc.	95,454	15,061,687
Skyworks Solutions, Inc.	13,677	1,434,991
Teradyne, Inc.	13,114	1,358,479
Texas Instruments, Inc.	77,885	13,032,497
		358,560,216
Software – 10.9%
Adobe, Inc. (A)	39,040	21,873,331
ANSYS, Inc. (A)	7,437	2,485,222
Autodesk, Inc. (A)	18,336	4,733,805
Cadence Design Systems, Inc. (A)	23,331	7,101,490
Fair Isaac Corp. (A)	2,121	2,693,479
Fortinet, Inc. (A)	54,651	3,776,931
Gen Digital, Inc.	48,376	1,039,600
Intuit, Inc.	24,037	15,933,887
Microsoft Corp.	637,356	263,635,937
Oracle Corp.	136,252	15,216,623
Palo Alto Networks, Inc. (A)	26,653	8,277,089
PTC, Inc. (A)	10,194	1,865,604
Roper Technologies, Inc.	9,158	4,988,637
Salesforce, Inc. (A)	83,440	25,767,941
ServiceNow, Inc. (A)	17,577	13,557,843
Synopsys, Inc. (A)	13,040	7,481,439

The accompanying notes are an integral part of the financial statements.	68

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Tyler Technologies, Inc. (A)	3,606	$1,576,327
		402,005,185
Technology hardware, storage and peripherals – 6.3%
Apple, Inc.	1,253,716	226,609,170
Hewlett Packard Enterprise Company	109,956	1,674,630
HP, Inc.	74,619	2,113,956
NetApp, Inc.	17,887	1,594,089
Seagate Technology Holdings PLC	16,673	1,551,423
Western Digital Corp. (A)	27,804	1,653,504
		235,196,772
		1,093,410,508
Materials – 1.7%
Chemicals – 1.2%
Air Products & Chemicals, Inc.	14,429	3,376,963
Albemarle Corp.	7,636	1,052,623
Celanese Corp.	6,491	986,437
CF Industries Holdings, Inc.	12,395	1,000,524
Corteva, Inc.	45,787	2,450,520
Dow, Inc.	45,557	2,545,725
DuPont de Nemours, Inc.	27,959	1,934,483
Eastman Chemical Company	7,720	677,353
Ecolab, Inc.	16,494	3,708,511
FMC Corp.	8,129	458,394
International Flavors & Fragrances, Inc.	16,595	1,252,923
Linde PLC	31,502	14,138,728
LyondellBasell Industries NV, Class A	16,673	1,671,968
PPG Industries, Inc.	15,336	2,171,578
The Mosaic Company	21,217	661,122
The Sherwin-Williams Company	15,299	5,079,727
		43,167,579
Construction materials – 0.1%
Martin Marietta Materials, Inc.	4,015	2,319,506
Vulcan Materials Company	8,634	2,295,349
		4,614,855
Containers and packaging – 0.1%
Amcor PLC	94,058	852,165
Avery Dennison Corp.	5,239	1,134,401
Ball Corp.	20,509	1,312,986
International Paper Company	22,543	797,120
Packaging Corp. of America	5,814	1,053,439
Westrock Company	16,611	752,312
		5,902,423
Metals and mining – 0.3%
Freeport-McMoRan, Inc.	93,169	3,522,720
Newmont Corp.	74,897	2,340,531
Nucor Corp.	15,971	3,071,223
Steel Dynamics, Inc.	9,884	1,322,677
		10,257,151
		63,942,008
Real estate – 1.7%
Health care REITs – 0.1%
Healthpeak Properties, Inc.	35,820	599,985
Ventas, Inc.	26,301	1,112,269
Welltower, Inc.	36,151	3,331,676
		5,043,930
Hotel and resort REITs – 0.0%
Host Hotels & Resorts, Inc.	46,008	954,206
Industrial REITs – 0.2%
Prologis, Inc.	60,351	8,042,978
Office REITs – 0.1%
Alexandria Real Estate Equities, Inc.	10,219	1,274,616
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Office REITs (continued)
Boston Properties, Inc.	9,422	$609,792
		1,884,408
Real estate management and development – 0.1%
CBRE Group, Inc., Class A (A)	19,900	1,828,611
CoStar Group, Inc. (A)	26,666	2,320,742
		4,149,353
Residential REITs – 0.2%
AvalonBay Communities, Inc.	9,282	1,643,192
Camden Property Trust	6,994	660,793
Equity Residential	22,569	1,358,879
Essex Property Trust, Inc.	4,187	968,872
Invitation Homes, Inc.	37,531	1,278,681
Mid-America Apartment Communities, Inc.	7,628	958,687
UDR, Inc.	19,771	701,871
		7,570,975
Retail REITs – 0.2%
Federal Realty Investment Trust	4,811	485,189
Kimco Realty Corp.	43,340	856,398
Realty Income Corp.	54,305	2,829,834
Regency Centers Corp.	10,767	667,016
Simon Property Group, Inc.	21,311	3,157,012
		7,995,449
Specialized REITs – 0.8%
American Tower Corp.	30,446	6,054,492
Crown Castle, Inc.	28,358	3,117,679
Digital Realty Trust, Inc.	19,777	2,903,461
Equinix, Inc.	6,130	5,448,467
Extra Space Storage, Inc.	13,809	1,946,655
Iron Mountain, Inc.	19,065	1,499,272
Public Storage	10,333	2,933,229
SBA Communications Corp.	7,044	1,473,816
VICI Properties, Inc.	67,619	2,023,837
Weyerhaeuser Company	47,673	1,638,998
		29,039,906
		64,681,205
Utilities – 0.9%
Electric utilities – 0.6%
Alliant Energy Corp.	8,948	427,267
American Electric Power Company, Inc.	18,461	1,572,693
Constellation Energy Corp.	11,223	1,890,514
Duke Energy Corp.	27,071	2,485,930
Edison International	13,433	913,713
Entergy Corp.	7,434	755,071
Evergy, Inc.	8,091	400,828
Eversource Energy	12,284	721,071
Exelon Corp.	34,892	1,250,529
FirstEnergy Corp.	18,121	663,410
NextEra Energy, Inc.	72,005	3,973,956
NRG Energy, Inc.	7,916	437,913
PG&E Corp.	74,969	1,251,233
Pinnacle West Capital Corp.	4,004	273,593
PPL Corp.	25,825	681,005
The Southern Company	38,282	2,574,465
Xcel Energy, Inc.	19,388	1,021,554
		21,294,745
Gas utilities – 0.0%
Atmos Energy Corp.	5,206	587,809
Independent power and renewable electricity producers – 0.0%
The AES Corp.	23,569	358,249
Multi-utilities – 0.3%
Ameren Corp.	9,241	657,867

The accompanying notes are an integral part of the financial statements.	69

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
CenterPoint Energy, Inc.	22,151	$609,153
CMS Energy Corp.	10,238	587,354
Consolidated Edison, Inc.	12,128	1,057,683
Dominion Energy, Inc.	29,365	1,404,528
DTE Energy Company	7,223	782,612
NiSource, Inc.	14,572	379,746
Public Service Enterprise Group, Inc.	17,500	1,092,000
Sempra	22,058	1,557,295
WEC Energy Group, Inc.	11,075	869,277
		8,997,515
Water utilities – 0.0%
American Water Works Company, Inc.	6,841	810,932
		32,049,250
TOTAL COMMON STOCKS (Cost $2,881,749,362)		$3,587,513,813
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 2.8%
Short-term funds – 2.8%
John Hancock Collateral Trust, 5.2759% (C)(D)	10,317,951	$103,183,638
TOTAL SHORT-TERM INVESTMENTS (Cost $103,149,114)		$103,183,638
Total Investments (U.S. Sector Rotation Fund) (Cost $2,984,898,476) – 99.7%		$3,690,697,451
Other assets and liabilities, net – 0.3%		9,267,118
TOTAL NET ASSETS – 100.0%		$3,699,964,569
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(C)	The rate shown is the annualized seven-day yield as of 2-29-24.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 E-Mini Index Futures	450	Long	Mar 2024	$110,332,215	$114,834,375	$4,502,160
						$4,502,160

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	70

John Hancock Funds II
Portfolio of Investments — February 29, 2024 (unaudited) (showing percentage of total net assets)

The following funds had the following country composition as a percentage of net assets on 2-29-24:
Capital Appreciation Fund
United States	89.8%
Denmark	2.3%
France	2.1%
Uruguay	1.6%
Netherlands	1.6%
Canada	1.2%
United Kingdom	1.1%
Other countries	0.3%
TOTAL	100.0%
Health Sciences Fund
United States	89.9%
United Kingdom	2.7%
Netherlands	2.4%
Denmark	1.9%
Other countries	3.1%
TOTAL	100.0%
High Yield Fund
United States	74.1%
Cayman Islands	8.2%
Canada	5.8%
France	2.0%
United Kingdom	1.7%
Luxembourg	1.2%
Netherlands	1.0%
Other countries	6.0%
TOTAL	100.0%

The accompanying notes are an integral part of the financial statements.	71

John Hancock Funds II
Statements of assets and liabilities — February 29, 2024 (unaudited)

Assets	Capital Appreciation Fund	Capital Appreciation Value Fund	Core Bond Fund	Health Sciences Fund
Unaffiliated investments, at value (including securities loaned)	$1,745,293,440	$1,222,237,852	$1,922,093,195	$270,002,222
Affiliated investments, at value	—	1,360,825	968,726	—
Total investments, at value	1,745,293,440	1,223,598,677	1,923,061,921	270,002,222
Cash	—	696	—	—
Foreign currency, at value	—	96,486	—	676
Cash collateral at broker for sale commitments	—	—	690,000	—
Dividends and interest receivable	1,143,480	4,576,536	10,066,371	278,375
Receivable for fund shares sold	278,832	82,611	241,810	123,357
Receivable for investments sold	—	3,515,647	35,264,956	2,702,693
Receivable for delayed delivery securities sold	—	—	16,406,908	—
Receivable for securities lending income	5,532	1,635	351	—
Other assets	59,152	44,294	70,631	13,394
Total assets	1,746,780,436	1,231,916,582	1,985,802,948	273,120,717
Liabilities
Written options, at value	—	3,546,683	—	—
Payable for investments purchased	11,185	14,171,125	57,168,600	2,101,395
Payable for delayed delivery securities purchased	—	—	127,846,730	—
Payable for fund shares repurchased	2,572,129	—	145,125	—
Payable upon return of securities loaned	—	1,357,290	968,694	—
Payable to affiliates
Accounting and legal services fees	94,380	68,336	102,850	15,429
Trustees' fees	808	678	1,027	158
Other liabilities and accrued expenses	86,681	92,145	116,225	53,433
Total liabilities	2,765,183	19,236,257	186,349,251	2,170,415
Net assets	$1,744,015,253	$1,212,680,325	$1,799,453,697	$270,950,302
Net assets consist of
Paid-in capital	$595,985,947	$1,034,367,920	$2,090,080,706	$171,363,664
Total distributable earnings (loss)	1,148,029,306	178,312,405	(290,627,009)	99,586,638
Net assets	$1,744,015,253	$1,212,680,325	$1,799,453,697	$270,950,302
Unaffiliated investments, including repurchase agreements, at cost	$673,101,318	$1,057,405,729	$1,968,056,428	$180,731,074
Affiliated investments, at cost	—	$1,360,197	$968,664	—
Foreign currency, at cost	—	$95,714	—	$744
Premiums received on written options	—	$2,276,043	—	—
Securities loaned, at value	—	$1,312,047	$947,344	—
Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class 1
Net assets	$696,608,638	—	$122,365,097	—
Shares outstanding	44,968,990	—	11,234,235	—
Net asset value, offering price and redemption price per share	$15.49	—	$10.89	—
Class NAV
Net assets	$1,047,406,615	$1,212,680,325	$1,677,088,600	$270,950,302
Shares outstanding	66,949,599	128,129,501	154,258,048	54,145,147
Net asset value, offering price and redemption price per share	$15.64	$9.46	$10.87	$5.00
The accompanying notes are an integral part of the financial statements.	72

John Hancock Funds II
Statements of assets and liabilities — February 29, 2024 (unaudited)

Assets	High Yield Fund	International Strategic Equity Allocation Fund	Mid Value Fund	Science & Technology Fund
Unaffiliated investments, at value (including securities loaned)	$193,404,176	$3,578,338,672	$1,491,705,800	$213,261,703
Affiliated investments, at value	1,376,993	39,025,399	11,890,221	—
Total investments, at value	194,781,169	3,617,364,071	1,503,596,021	213,261,703
Receivable for centrally cleared swaps	1,917,606	—	—	—
Unrealized appreciation on forward foreign currency contracts	6,914	—	—	—
Receivable for futures variation margin	906	—	—	—
Cash	—	1,739,268	—	190
Foreign currency, at value	442,871	4,514,077	128,867	1,401
Collateral held at broker for futures contracts	194,787	5,516,000	—	—
Dividends and interest receivable	3,063,259	9,812,797	2,671,907	95,898
Receivable for fund shares sold	279,895	558,162	25,337	22,123
Receivable for investments sold	2,126,573	116	3,441,446	1,439,557
Receivable for securities lending income	1,541	25,225	28,319	968
Other assets	7,461	166,406	52,554	8,269
Total assets	202,822,982	3,639,696,122	1,509,944,451	214,830,109
Liabilities
Unrealized depreciation on forward foreign currency contracts	7,180	—	—	—
Payable for futures variation margin	—	1,065,146	—	—
Foreign capital gains tax payable	—	5,895,932	—	—
Payable for investments purchased	3,889,268	—	5,273,304	1,513,709
Payable for delayed delivery securities purchased	420,000	—	—	—
Payable for fund shares repurchased	—	—	4,518,358	779,917
Payable upon return of securities loaned	1,376,805	39,010,471	11,894,082	—
Payable to affiliates
Accounting and legal services fees	11,340	202,844	83,312	11,861
Trustees' fees	102	2,740	832	100
Other liabilities and accrued expenses	66,198	502,400	81,742	34,710
Total liabilities	5,770,893	46,679,533	21,851,630	2,340,297
Net assets	$197,052,089	$3,593,016,589	$1,488,092,821	$212,489,812
Net assets consist of
Paid-in capital	$338,520,445	$3,676,741,552	$1,091,424,287	$167,314,669
Total distributable earnings (loss)	(141,468,356)	(83,724,963)	396,668,534	45,175,143
Net assets	$197,052,089	$3,593,016,589	$1,488,092,821	$212,489,812
Unaffiliated investments, including repurchase agreements, at cost	$219,477,643	$3,382,409,553	$1,128,293,419	$164,511,116
Affiliated investments, at cost	$1,377,022	$39,018,176	$11,882,850	—
Foreign currency, at cost	$443,528	$4,524,863	$129,250	$1,385
Collateral held at broker for centrally cleared swaps	$1,883,397	—	—	—
Securities loaned, at value	$1,322,626	$37,022,325	$11,629,205	—
Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class 1
Net assets	$197,052,089	—	—	—
Shares outstanding	28,401,425	—	—	—
Net asset value, offering price and redemption price per share	$6.94	—	—	—
Class NAV
Net assets	—	$3,593,016,589	$1,488,092,821	$212,489,812
Shares outstanding	—	372,448,555	88,621,546	104,947,948
Net asset value, offering price and redemption price per share	—	$9.65	$16.79	$2.02
The accompanying notes are an integral part of the financial statements.	73

John Hancock Funds II
Statements of assets and liabilities — February 29, 2024 (unaudited)

Assets	U.S. Sector Rotation Fund
Unaffiliated investments, at value (including securities loaned)	$3,587,513,813
Affiliated investments, at value	103,183,638
Total investments, at value	3,690,697,451
Receivable for futures variation margin	511,602
Cash	35,042
Collateral held at broker for futures contracts	5,982,600
Dividends and interest receivable	5,253,240
Receivable for fund shares sold	96,611
Receivable for investments sold	38,782,541
Receivable for securities lending income	27
Other assets	129,107
Total assets	3,741,488,221
Liabilities
Payable for investments purchased	38,626,194
Payable for fund shares repurchased	2,441,960
Payable to affiliates
Accounting and legal services fees	207,305
Trustees' fees	2,668
Other liabilities and accrued expenses	245,525
Total liabilities	41,523,652
Net assets	$3,699,964,569
Net assets consist of
Paid-in capital	$3,253,334,034
Total distributable earnings (loss)	446,630,535
Net assets	$3,699,964,569
Unaffiliated investments, including repurchase agreements, at cost	$2,881,749,362
Affiliated investments, at cost	$103,149,114
Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class NAV
Net assets	$3,699,964,569
Shares outstanding	343,132,095
Net asset value, offering price and redemption price per share	$10.78
The accompanying notes are an integral part of the financial statements.	74

John Hancock Funds II
Statements of operations — For the six months ended February 29, 2024 (unaudited)

Investment income	Capital Appreciation Fund	Capital Appreciation Value Fund	Core Bond Fund	Health Sciences Fund
Dividends	$4,429,448	$5,733,437	$1,895,896	$951,292
Interest	1,047	12,102,422	38,895,787	749
Securities lending	41,669	7,214	940	—
Less foreign taxes withheld	(37,061)	(56,200)	—	(2,083)
Total investment income	4,435,103	17,786,873	40,792,623	949,958
Expenses
Investment management fees	5,417,673	4,744,753	5,015,433	1,193,725
Distribution and service fees	149,190	—	29,661	—
Accounting and legal services fees	182,797	136,689	208,264	30,958
Trustees' fees	19,505	14,848	22,928	3,696
Custodian fees	90,650	73,648	102,260	23,954
Printing and postage	7,712	7,519	7,876	6,347
Professional fees	49,208	49,084	66,575	39,501
Other	40,735	25,827	30,743	10,067
Total expenses	5,957,470	5,052,368	5,483,740	1,308,248
Less expense reductions	(56,512)	(255,972)	(64,046)	(69,684)
Net expenses	5,900,958	4,796,396	5,419,694	1,238,564
Net investment income (loss)	(1,465,855)	12,990,477	35,372,929	(288,606)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	132,425,798	34,709,965	(35,902,009)	18,308,468
Affiliated investments	4,545	3,691	(30)	—
Written options	—	4,516,051	—	—
	132,430,343	39,229,707	(35,902,039)	18,308,468
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	217,420,553	41,665,159	41,275,164	10,660,358
Affiliated investments	—	(158)	62	—
Written options	—	(2,320,869)	—	—
	217,420,553	39,344,132	41,275,226	10,660,358
Net realized and unrealized gain (loss)	349,850,896	78,573,839	5,373,187	28,968,826
Increase in net assets from operations	$348,385,041	$91,564,316	$40,746,116	$28,680,220
The accompanying notes are an integral part of the financial statements.	75

John Hancock Funds II
Statements of operations — For the six months ended February 29, 2024 (unaudited)

Investment income	High Yield Fund	International Strategic Equity Allocation Fund	Mid Value Fund	Science & Technology Fund
Dividends	$99,593	$31,645,879	$14,673,432	$511,358
Interest	7,777,235	3,850,070	17,547	467
Securities lending	3,914	289,684	96,584	20,526
Less foreign taxes withheld	—	(3,276,106)	(68,768)	(10,696)
Total investment income	7,880,742	32,509,527	14,718,795	521,655
Expenses
Investment management fees	675,084	10,815,076	6,112,817	939,548
Distribution and service fees	48,220	—	—	—
Accounting and legal services fees	23,112	404,685	167,333	23,773
Trustees' fees	2,797	47,878	18,390	2,949
Custodian fees	19,279	736,179	83,433	16,039
Printing and postage	6,213	10,788	7,658	6,424
Professional fees	47,892	105,180	48,945	32,612
Other	11,410	58,875	23,037	11,063
Total expenses	834,007	12,178,661	6,461,613	1,032,408
Less expense reductions	(7,102)	(2,440,163)	(343,337)	(55,751)
Net expenses	826,905	9,738,498	6,118,276	976,657
Net investment income (loss)	7,053,837	22,771,029	8,600,519	(455,002)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(2,894,936)	(50,808,049)	54,488,877	19,585,475
Affiliated investments	217	17,629	13,127	466
Futures contracts	(41,155)	2,592,199	—	—
Forward foreign currency contracts	1,749	—	—	—
Swap contracts	66,576	—	—	—
	(2,867,549)	(48,198,221)	54,502,004	19,585,941
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	5,505,055	273,732,639[1]	109,541,573	20,560,587
Affiliated investments	(29)	2,524	(1,679)	—
Futures contracts	(65,753)	6,067,513	—	—
Forward foreign currency contracts	1,726	—	—	—
Swap contracts	295,865	—	—	—
	5,736,864	279,802,676	109,539,894	20,560,587
Net realized and unrealized gain (loss)	2,869,315	231,604,455	164,041,898	40,146,528
Increase in net assets from operations	$9,923,152	$254,375,484	$172,642,417	$39,691,526
[1] Net of $3,337,713 increase in deferred foreign withholding taxes.
The accompanying notes are an integral part of the financial statements.	76

John Hancock Funds II
Statements of operations — For the six months ended February 29, 2024 (unaudited)

Investment income	U.S. Sector Rotation Fund
Dividends	$24,947,184
Income distributions received from affiliated investments	3,555,956
Interest	220,851
Securities lending	21,700
Less foreign taxes withheld	(7,875)
Total investment income	28,737,816
Expenses
Investment management fees	10,867,245
Accounting and legal services fees	407,854
Trustees' fees	50,191
Custodian fees	249,345
Printing and postage	11,573
Professional fees	99,070
Other	47,975
Total expenses	11,733,253
Less expense reductions	(2,479,208)
Net expenses	9,254,045
Net investment income	19,483,771
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	98,352,026
Affiliated investments	46,721
Futures contracts	8,100,253
106,499,000
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	336,611,167
Affiliated investments	22,533
Futures contracts	3,938,564
340,572,264
Net realized and unrealized gain (loss)	447,071,264
Increase in net assets from operations	$466,555,035
The accompanying notes are an integral part of the financial statements.	77

John Hancock Funds II
Statements of changes in net assets

	Capital Appreciation Fund		Capital Appreciation Value Fund		Core Bond Fund
	Six months ended 2-29-24 (unaudited)	Year ended 8-31-23	Six months ended 2-29-24 (unaudited)	Year ended 8-31-23	Six months ended 2-29-24 (unaudited)	Year ended 8-31-23
Increase (decrease) in net assets
From operations
Net investment income (loss)	$(1,465,855)	$(1,321,233)	$12,990,477	$25,806,962	$35,372,929	$54,379,630
Net realized gain (loss)	132,430,343	108,589,252	39,229,707	3,851,121	(35,902,039)	(107,522,594)
Change in net unrealized appreciation (depreciation)	217,420,553	209,275,497	39,344,132	99,666,462	41,275,226	35,339,323
Increase (decrease) in net assets resulting from operations	348,385,041	316,543,516	91,564,316	129,324,545	40,746,116	(17,803,641)
Distributions to shareholders
From earnings
Class 1	(33,415,811)	(51,623,538)	—	—	(2,719,631)	(4,071,085)
Class NAV	(52,847,349)	(87,259,196)	(46,300,731)	(152,535,808)	(37,383,353)	(49,179,048)
Total distributions	(86,263,160)	(138,882,734)	(46,300,731)	(152,535,808)	(40,102,984)	(53,250,133)
From fund share transactions
From fund share transactions	712,403	(82,482,263)	6,985,665	(69,593,451)	870,506	257,099,119
Total increase (decrease)	262,834,284	95,178,519	52,249,250	(92,804,714)	1,513,638	186,045,345
Net assets
Beginning of period	1,481,180,969	1,386,002,450	1,160,431,075	1,253,235,789	1,797,940,059	1,611,894,714
End of period	$1,744,015,253	$1,481,180,969	$1,212,680,325	$1,160,431,075	$1,799,453,697	$1,797,940,059
	Health Sciences Fund		High Yield Fund		International Strategic Equity Allocation Fund
	Six months ended 2-29-24 (unaudited)	Year ended 8-31-23	Six months ended 2-29-24 (unaudited)	Year ended 8-31-23	Six months ended 2-29-24 (unaudited)	Year ended 8-31-23
Increase (decrease) in net assets
From operations
Net investment income (loss)	$(288,606)	$(713,888)	$7,053,837	$13,572,545	$22,771,029	$109,319,839
Net realized gain (loss)	18,308,468	15,917,926	(2,867,549)	(13,740,720)	(48,198,221)	(57,751,981)
Change in net unrealized appreciation (depreciation)	10,660,358	(663,056)	5,736,864	12,412,754	279,802,676	427,718,476
Increase in net assets resulting from operations	28,680,220	14,540,982	9,923,152	12,244,579	254,375,484	479,286,334
Distributions to shareholders
From earnings
Class 1	—	—	(8,365,063)	(13,372,984)	—	—
Class NAV	(18,320,567)	(8,653,037)	—	—	(113,368,383)	(92,213,840)
Total distributions	(18,320,567)	(8,653,037)	(8,365,063)	(13,372,984)	(113,368,383)	(92,213,840)
From fund share transactions
From fund share transactions	(4,666,839)	(57,564,224)	3,704,252	(14,977,008)	49,714,219	(947,029,848)
Total increase (decrease)	5,692,814	(51,676,279)	5,262,341	(16,105,413)	190,721,320	(559,957,354)
Net assets
Beginning of period	265,257,488	316,933,767	191,789,748	207,895,161	3,402,295,269	3,962,252,623
End of period	$270,950,302	$265,257,488	$197,052,089	$191,789,748	$3,593,016,589	$3,402,295,269
The accompanying notes are an integral part of the financial statements.	78

John Hancock Funds II
Statements of changes in net assets

	Mid Value Fund		Science & Technology Fund		U.S. Sector Rotation Fund
	Six months ended 2-29-24 (unaudited)	Year ended 8-31-23	Six months ended 2-29-24 (unaudited)	Year ended 8-31-23	Six months ended 2-29-24 (unaudited)	Year ended 8-31-23
Increase (decrease) in net assets
From operations
Net investment income (loss)	$8,600,519	$16,586,490	$(455,002)	$(522,295)	$19,483,771	$52,938,071
Net realized gain (loss)	54,502,004	140,940,560	19,585,941	5,549,383	106,499,000	(106,841,197)
Change in net unrealized appreciation (depreciation)	109,539,894	31,101,144	20,560,587	39,077,536	340,572,264	668,402,835
Increase in net assets resulting from operations	172,642,417	188,628,194	39,691,526	44,104,624	466,555,035	614,499,709
Distributions to shareholders
From earnings
Class NAV	(134,654,931)	(228,179,709)	—	(18,119,628)	(46,221,874)	(117,724,841)
Total distributions	(134,654,931)	(228,179,709)	—	(18,119,628)	(46,221,874)	(117,724,841)
From fund share transactions
From fund share transactions	12,272,612	100,795,139	(30,958,354)	23,622,210	95,075,330	(1,723,680,714)
Total increase (decrease)	50,260,098	61,243,624	8,733,172	49,607,206	515,408,491	(1,226,905,846)
Net assets
Beginning of period	1,437,832,723	1,376,589,099	203,756,640	154,149,434	3,184,556,078	4,411,461,924
End of period	$1,488,092,821	$1,437,832,723	$212,489,812	$203,756,640	$3,699,964,569	$3,184,556,078
The accompanying notes are an integral part of the financial statements.	79

John Hancock Funds II
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Capital Appreciation Fund
Class 1
02-29-2024[3]	13.19	(0.02)	3.10	3.08	—	(0.78)	(0.78)	15.49	24.13[4]	0.81[5]	0.80[5]	(0.22)[5]	697	16
08-31-2023	11.86	(0.01)	2.56	2.55	—	(1.22)	(1.22)	13.19	25.42	0.81	0.80	(0.13)	586	30
08-31-2022	24.06	(0.06)	(5.69)	(5.75)	—	(6.45)	(6.45)	11.86	(31.48)	0.79	0.79	(0.36)	538	36
08-31-2021	23.01	(0.10)	5.14	5.04	—	(3.99)	(3.99)	24.06	24.71	0.79	0.78	(0.46)	908	45
08-31-2020	15.66	(0.04)	9.09	9.05	—	(1.70)	(1.70)	23.01	62.93	0.80	0.79	(0.23)	810	47
08-31-2019	18.80	—[6]	(0.46)	(0.46)	(0.02)	(2.66)	(2.68)	15.66	0.84	0.80	0.79	(0.03)	584	50
Class NAV
02-29-2024[3]	13.31	(0.01)	3.12	3.11	—	(0.78)	(0.78)	15.64	24.14[4]	0.76[5]	0.75[5]	(0.17)[5]	1,047	16
08-31-2023	11.95	(0.01)	2.59	2.58	—	(1.22)	(1.22)	13.31	25.49	0.76	0.75	(0.08)	895	30
08-31-2022	24.18	(0.05)	(5.73)	(5.78)	—	(6.45)	(6.45)	11.95	(31.44)	0.74	0.74	(0.29)	848	36
08-31-2021	23.10	(0.09)	5.16	5.07	—	(3.99)	(3.99)	24.18	24.75	0.74	0.73	(0.41)	1,229	45
08-31-2020	15.71	(0.03)	9.12	9.09	—[6]	(1.70)	(1.70)	23.10	63.00	0.75	0.74	(0.18)	1,373	47
08-31-2019	18.85	—[6]	(0.45)	(0.45)	(0.03)	(2.66)	(2.69)	15.71	0.89	0.75	0.74	0.03	1,153	50
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-24. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share.
Capital Appreciation Value Fund
Class NAV
02-29-2024[3]	9.10	0.10	0.63	0.73	(0.21)	(0.16)	(0.37)	9.46	8.21[4]	0.89[5]	0.84[5]	2.28[5]	1,213	37
08-31-2023	9.36	0.19	0.72	0.91	(0.14)	(1.03)	(1.17)	9.10	11.38	0.88	0.84	2.14	1,160	88
08-31-2022	12.56	0.11	(0.84)	(0.73)	(0.13)	(2.34)	(2.47)	9.36	(7.56)	0.87	0.82	1.01	1,253	73
08-31-2021	11.92	0.12	2.63	2.75	(0.14)	(1.97)	(2.11)	12.56	25.84	0.86	0.82	0.98	1,396	57
08-31-2020	11.75	0.14	1.33	1.47	(0.20)	(1.10)	(1.30)	11.92	13.38	0.87	0.83	1.20	1,442	79
08-31-2019	12.27	0.19	0.76	0.95	(0.33)	(1.14)	(1.47)	11.75	10.07	0.85	0.81	1.66	1,607	63
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-24. Unaudited. 4. Not annualized. 5. Annualized.
Core Bond Fund
Class 1
02-29-2024[3]	10.87	0.22	0.05	0.27	(0.25)	—	(0.25)	10.89	2.48[4]	0.68[5]	0.67[5]	4.02[5]	122	122
08-31-2023	11.35	0.35	(0.48)	(0.13)	(0.35)	—	(0.35)	10.87	(1.11)	0.68	0.67	3.19	119	238
08-31-2022	13.19	0.16	(1.76)	(1.60)	(0.24)	—	(0.24)	11.35	(12.33)	0.67	0.66	1.32	134	262
08-31-2021	13.96	0.11	(0.08)	0.03	(0.22)	(0.58)	(0.80)	13.19	0.17	0.66	0.65	0.84	185	310
08-31-2020	13.50	0.23	0.66	0.89	(0.31)	(0.12)	(0.43)	13.96	6.76	0.66	0.65	1.73	207	347
08-31-2019	12.66	0.33	0.86	1.19	(0.35)	—	(0.35)	13.50	9.59	0.66	0.65	2.60	175	447
Class NAV
02-29-2024[3]	10.86	0.22	0.04	0.26	(0.25)	—	(0.25)	10.87	2.42[4]	0.63[5]	0.62[5]	4.07[5]	1,677	122
08-31-2023	11.33	0.36	(0.47)	(0.11)	(0.36)	—	(0.36)	10.86	(0.97)	0.63	0.62	3.26	1,679	238
08-31-2022	13.17	0.17	(1.77)	(1.60)	(0.24)	—	(0.24)	11.33	(12.30)	0.62	0.61	1.41	1,478	262
08-31-2021	13.94	0.12	(0.08)	0.04	(0.23)	(0.58)	(0.81)	13.17	0.22	0.61	0.60	0.89	1,604	310
08-31-2020	13.47	0.24	0.66	0.90	(0.31)	(0.12)	(0.43)	13.94	6.90	0.61	0.60	1.81	2,507	347
08-31-2019	12.64	0.34	0.84	1.18	(0.35)	—	(0.35)	13.47	9.58	0.61	0.60	2.63	2,693	447
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-24. Unaudited. 4. Not annualized. 5. Annualized.
Health Sciences Fund
Class NAV
02-29-2024[3]	4.83	(0.01)	0.52	0.51	—	(0.34)	(0.34)	5.00	11.13[4]	1.01[5]	0.96[5]	(0.22)[5]	271	29
08-31-2023	4.75	(0.01)	0.23	0.22	—	(0.14)	(0.14)	4.83	4.65	1.00	0.95	(0.24)	265	36
08-31-2022	6.91	(0.02)	(1.22)	(1.24)	—	(0.92)	(0.92)	4.75	(19.99)	1.03	0.97	(0.32)	317	30
08-31-2021	5.60	(0.02)	1.71	1.69	—	(0.38)	(0.38)	6.91	31.27	1.02	0.97	(0.38)	427	35
08-31-2020	4.53	(0.01)	1.27	1.26	—	(0.19)	(0.19)	5.60	28.39	1.11	1.05	(0.28)	428	47
08-31-2019	5.10	(0.01)	(0.28)	(0.29)	—	(0.28)	(0.28)	4.53	(4.87)	1.11	1.05	(0.17)	272	42
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-24. Unaudited. 4. Not annualized. 5. Annualized.
The accompanying notes are an integral part of the financial statements.	80

John Hancock Funds II
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
High Yield Fund
Class 1
02-29-2024[3]	6.89	0.25	0.10	0.35	(0.30)	—	(0.30)	6.94	5.18[4]	0.86[5]	0.86[5]	7.31[5]	197	22
08-31-2023	6.91	0.47	(0.02)	0.45	(0.47)	—	(0.47)	6.89	6.91	0.87	0.86	7.03	192	31
08-31-2022	8.31	0.41	(1.39)	(0.98)	(0.42)	—	(0.42)	6.91	(12.21)	0.84	0.83	5.30	208	43
08-31-2021	7.86	0.40	0.46	0.86	(0.41)	—	(0.41)	8.31	11.30	0.84	0.83	4.91	279	82
08-31-2020	8.04	0.43	(0.14)	0.29	(0.47)	—	(0.47)	7.86	4.01	0.85	0.84	5.54	202	81
08-31-2019	8.17	0.46	(0.10)	0.36	(0.49)	—	(0.49)	8.04	4.32	0.82	0.81	5.77	250	51
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-24. Unaudited. 4. Not annualized. 5. Annualized.
International Strategic Equity Allocation Fund
Class NAV
02-29-2024[3]	9.27	0.06[4]	0.63	0.69	(0.31)	—	(0.31)	9.65	7.51[5]	0.72[6]	0.57[6]	1.34[4,6]	3,593	25
08-31-2023	8.54	0.24	0.69	0.93	(0.20)	—	(0.20)	9.27	11.14	0.70	0.56	2.71	3,402	33[7]
08-31-2022	11.48	0.31	(2.64)	(2.33)	(0.29)	(0.32)	(0.61)	8.54	(21.25)	0.70	0.56	3.19	3,962	78[7]
08-31-2021	9.55	0.19	1.92	2.11	(0.18)	—	(0.18)	11.48	22.25	0.69	0.56	1.81	1,729	63
08-31-2020	9.01	0.19	0.62	0.81	(0.27)	—	(0.27)	9.55	8.98	0.69	0.56	2.07	1,714	76
08-31-2019	11.21	0.26	(0.85)	(0.59)	(0.26)	(1.35)	(1.61)	9.01	(3.97)	0.69	0.56	2.74	1,634	57
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-24. Unaudited. 4. Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests. 5. Not annualized. 6. Annualized. 7. Excludes in-kind transactions.
Mid Value Fund
Class NAV
02-29-2024[3]	16.42	0.10	1.88	1.98	(0.21)	(1.40)	(1.61)	16.79	12.60[4]	0.92[5]	0.88[5]	1.23[5]	1,488	16
08-31-2023	17.35	0.19	1.83	2.02	(0.10)	(2.85)	(2.95)	16.42	13.82	0.92	0.87	1.18	1,438	55
08-31-2022	19.15	0.14	(0.35)	(0.21)	(0.15)	(1.44)	(1.59)	17.35	(1.38)	0.95	0.90	0.76	1,377	36
08-31-2021	14.91	0.13	4.70	4.83	(0.21)	(0.38)	(0.59)	19.15	33.10	0.99	0.93	0.76	1,847	41
08-31-2020	14.27	0.17	0.90	1.07	(0.26)	(0.17)	(0.43)	14.91	7.40	0.99	0.94	1.18	1,322	45
08-31-2019	17.08	0.22	(1.81)	(1.59)	(0.15)	(1.07)	(1.22)	14.27	(8.82)	0.99	0.94	1.48	1,231	42
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-24. Unaudited. 4. Not annualized. 5. Annualized.
Science & Technology Fund
Class NAV
02-29-2024[3]	1.67	—[4]	0.35	0.35	—	—	—	2.02	20.96[5]	1.04[6]	0.98[6]	(0.46)[6]	212	172
08-31-2023	1.38	—[4]	0.44	0.44	—	(0.15)	(0.15)	1.67	37.29	1.07	1.02	(0.35)	204	127
08-31-2022	5.53	(0.01)	(0.89)	(0.90)	—	(3.25)	(3.25)	1.38	(33.02)	1.10	1.05	(0.71)	154	124
08-31-2021	5.22	(0.03)	1.47	1.44	(0.01)	(1.12)	(1.13)	5.53	30.29	1.10	1.04	(0.57)	217	86
08-31-2020	3.87	0.02[7]	1.69	1.71	—	(0.36)	(0.36)	5.22	47.55	1.10	1.06	0.40[7]	363	116
08-31-2019	5.99	(0.01)	(0.32)	(0.33)	—	(1.79)	(1.79)	3.87	3.19	1.10	1.06	(0.36)	284	110
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-24. Unaudited. 4. Less than $0.005 per share. 5. Not annualized. 6. Annualized. 7. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.04 and 1.00%, respectively.
U.S. Sector Rotation Fund
Class NAV
02-29-2024[3]	9.60	0.06	1.25	1.31	(0.13)	—	(0.13)	10.78	13.74[4]	0.69[5]	0.54[5]	1.14[5]	3,700	33
08-31-2023	8.56	0.11	1.16	1.27	(0.09)	(0.14)	(0.23)	9.60	15.27	0.68	0.54	1.26	3,185	68[6]
08-31-2022	12.62	0.10	(1.22)	(1.12)	(0.11)	(2.83)	(2.94)	8.56	(12.17)	0.66	0.52	1.05	4,411	118[6]
08-31-2021	10.76	0.10	2.93	3.03	(0.17)	(1.00)	(1.17)	12.62	30.62	0.67	0.53	0.87	1,208	91
08-31-2020	9.86	0.16	1.79	1.95	(0.19)	(0.86)	(1.05)	10.76	20.74	0.67	0.54	1.63	1,295	113
08-31-2019	13.13	0.17	(0.72)	(0.55)	(0.19)	(2.53)	(2.72)	9.86	(0.34)	0.66	0.53	1.66	1,497	92
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-29-24. Unaudited. 4. Not annualized. 5. Annualized. 6. Excludes in-kind transactions.
The accompanying notes are an integral part of the financial statements.	81

John Hancock Funds II
Notes to financial statements (unaudited)

1.  Organization
John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, nine of which are presented in this report (the funds).
The funds may offer multiple classes of shares. The shares currently offered by a specific fund are detailed in the Statements of assets and liabilities. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
2.  Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The funds qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the funds:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor's assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

Significant accounting policies, continued

The following is a summary of the values by input classification of the funds' investments as of February 29, 2024, by major security category or type:
	Total value at 2-29-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Capital Appreciation Fund
Investments in securities:
Assets
Common stocks
Communication services	$217,042,369	$217,042,369	—	—
Consumer discretionary	366,879,256	346,277,000	$20,602,256	—
Consumer staples	51,239,429	35,781,109	15,458,320	—
Financials	132,174,924	132,174,924	—	—
Health care	198,903,698	198,903,698	—	—
Industrials	42,241,895	42,241,895	—	—
Information technology	718,156,224	718,156,224	—	—
Real estate	16,998,553	16,998,553	—	—
Short-term investments	1,657,092	1,657,092	—	—
Total investments in securities	$1,745,293,440	$1,709,232,864	$36,060,576	—

Capital Appreciation Value Fund
Investments in securities:
Assets
Common stocks	$750,019,455	$750,019,455	—	—
Preferred securities	3,330,667	3,330,667	—	—
U.S. Government and Agency obligations	139,244,090	—	$139,244,090	—
Corporate bonds	126,169,104	—	126,169,104	—
Term loans	126,892,332	—	126,892,332	—
Short-term investments	77,943,029	77,943,029	—	—
Total investments in securities	$1,223,598,677	$831,293,151	$392,305,526	—
Derivatives:
Liabilities
Written options	$(3,546,683)	—	$(3,546,683)	—

Core Bond Fund
Investments in securities:
Assets
U.S. Government and Agency obligations	$1,007,282,312	—	$1,007,282,312	—
Foreign government obligations	12,601,011	—	12,601,011	—
Corporate bonds	428,941,032	—	428,941,032	—
Municipal bonds	3,669,905	—	3,669,905	—
Collateralized mortgage obligations	264,568,324	—	264,568,324	—
Asset backed securities	134,130,979	—	134,130,979	—
Short-term investments	71,868,358	$71,868,358	—	—
Total investments in securities	$1,923,061,921	$71,868,358	$1,851,193,563	—

Health Sciences Fund
Investments in securities:
Assets
Common stocks
Financials	$795,719	$795,719	—	—
Health care	266,837,051	264,778,308	$2,058,743	—
Materials	138,474	138,474	—	—
Preferred securities	813,133	—	813,133	—
Convertible bonds	285,936	—	285,936	—
Warrants	2,273	1,980	293	—
Short-term investments	1,129,636	1,129,636	—	—
Total investments in securities	$270,002,222	$266,844,117	$3,158,105	—

Significant accounting policies, continued

	Total value at 2-29-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
High Yield Fund
Investments in securities:
Assets
Foreign government obligations	$574,975	—	$574,975	—
Corporate bonds	162,436,310	—	162,436,310	—
Convertible bonds	1,061,579	—	1,061,579	—
Term loans	11,183,329	—	10,691,208	$492,121
Asset backed securities	14,410,598	—	14,410,598	—
Common stocks	1,079,783	$1,050,728	—	29,055
Preferred securities	867,013	—	557,061	309,952
Escrow shares	65,311	—	—	65,311
Escrow certificates	—	—	—	—
Short-term investments	3,102,271	3,102,271	—	—
Total investments in securities	$194,781,169	$4,152,999	$189,731,731	$896,439
Derivatives:
Assets
Futures	$12,212	$12,212	—	—
Forward foreign currency contracts	6,914	—	$6,914	—
Swap contracts	1,080,717	—	1,080,717	—
Liabilities
Futures	(538)	(538)	—	—
Forward foreign currency contracts	(7,180)	—	(7,180)	—
Swap contracts	(468,794)	—	(468,794)	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

International Strategic Equity Allocation Fund
Investments in securities:
Assets
Common stocks
Australia	$157,898,742	—	$157,898,742	—
Austria	4,071,609	—	4,071,609	—
Belgium	17,931,473	—	17,931,473	—
Brazil	36,647,912	$36,647,912	—	—
Canada	259,205,499	259,205,499	—	—
Chile	4,587,583	—	4,587,583	—
China	199,877,447	10,157,931	189,719,516	—
Colombia	560,367	560,367	—	—
Czech Republic	1,278,493	—	1,278,493	—
Denmark	99,247,386	—	99,247,386	—
Finland	22,561,112	—	22,561,112	—
France	268,097,509	—	268,097,509	—
Germany	182,275,711	—	182,275,711	—
Hong Kong	58,162,773	401,882	57,760,891	—
Hungary	2,365,112	—	2,365,112	—
India	168,818,996	—	168,818,996	—
Indonesia	9,586,613	—	9,586,613	—
Ireland	39,782,279	11,179,158	28,603,121	—
Israel	16,447,716	7,673,231	8,774,485	—
Italy	67,028,534	—	67,028,534	—
Japan	568,629,182	—	568,629,182	—
Jordan	526,643	—	526,643	—
Luxembourg	4,893,003	—	4,893,003	—
Macau	919,033	—	919,033	—
Malaysia	13,202,577	—	13,202,577	—
Mexico	21,994,075	21,994,075	—	—

Significant accounting policies, continued

	Total value at 2-29-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Strategic Equity Allocation Fund (continued)
Netherlands	$119,907,902	—	$119,907,902	—
New Zealand	4,631,072	—	4,631,072	—
Norway	13,676,466	—	13,676,466	—
Peru	2,073,631	$2,073,631	—	—
Philippines	6,469,697	—	6,469,697	—
Poland	9,322,690	—	9,322,690	—
Portugal	3,296,079	—	3,296,079	—
Qatar	8,177,335	—	8,177,335	—
Saudi Arabia	44,059,020	—	44,059,020	—
Singapore	9,307,773	1,138,623	8,169,150	—
South Africa	23,020,821	—	23,020,821	—
South Korea	110,818,561	—	110,818,561	—
Spain	56,154,864	—	56,154,864	—
Sweden	71,419,929	—	71,419,929	—
Switzerland	218,153,179	—	218,153,179	—
Taiwan	168,292,867	—	168,292,867	—
Thailand	466,105	—	466,105	—
Turkey	6,320,332	—	6,320,332	—
United Arab Emirates	11,646,879	—	11,646,879	—
United Kingdom	276,071,622	1,879,433	274,192,189	—
United States	5,308,226	3,883,350	1,424,876	—
Preferred securities
Brazil	14,906,216	14,906,216	—	—
Chile	909,529	—	909,529	—
Colombia	531,678	531,678	—	—
Germany	10,358,695	—	10,358,695	—
South Korea	6,433,218	—	6,433,218	—
Rights	10,982	—	10,982	—
Warrants	359	359	—	—
Short-term investments	189,020,965	39,025,399	149,995,566	—
Total investments in securities	$3,617,364,071	$411,258,744	$3,206,105,327	—
Derivatives:
Assets
Futures	$7,021,037	$7,021,037	—	—
Liabilities
Futures	(56,217)	(56,217)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Mid Value Fund
Investments in securities:
Assets
Common stocks
Communication services	$36,909,965	$36,909,965	—	—
Consumer discretionary	124,598,881	106,437,539	$18,161,342	—
Consumer staples	84,859,100	84,859,100	—	—
Energy	94,300,118	94,300,118	—	—
Financials	241,803,084	241,803,084	—	—
Health care	145,218,162	145,218,162	—	—
Industrials	235,720,270	212,659,580	23,060,690	—
Information technology	181,752,694	181,752,694	—	—
Materials	81,245,063	81,245,063	—	—
Real estate	96,463,087	96,463,087	—	—
Utilities	93,372,670	93,372,670	—	—
Convertible bonds	2,574,717	—	2,574,717	—

Significant accounting policies, continued

	Total value at 2-29-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Mid Value Fund (continued)
Short-term investments	$84,778,210	$84,778,210	—	—
Total investments in securities	$1,503,596,021	$1,459,799,272	$43,796,749	—

Science & Technology Fund
Investments in securities:
Assets
Common stocks
Communication services	$29,919,440	$29,919,440	—	—
Consumer discretionary	1,640,405	1,640,405	—	—
Financials	1,652,218	569,968	$1,082,250	—
Industrials	2,788,493	2,788,493	—	—
Information technology	176,643,730	176,419,413	224,317	—
Short-term investments	617,417	617,417	—	—
Total investments in securities	$213,261,703	$211,955,136	$1,306,567	—

U.S. Sector Rotation Fund
Investments in securities:
Assets
Common stocks
Communication services	$343,494,125	$343,494,125	—	—
Consumer discretionary	399,096,296	399,091,110	$5,186	—
Consumer staples	191,080,063	191,080,063	—	—
Energy	139,857,509	139,857,509	—	—
Financials	483,824,424	483,824,424	—	—
Health care	448,752,852	448,651,243	—	$101,609
Industrials	327,325,573	327,325,573	—	—
Information technology	1,093,410,508	1,093,410,508	—	—
Materials	63,942,008	63,942,008	—	—
Real estate	64,681,205	64,681,205	—	—
Utilities	32,049,250	32,049,250	—	—
Short-term investments	103,183,638	103,183,638	—	—
Total investments in securities	$3,690,697,451	$3,690,590,656	$5,186	$101,609
Derivatives:
Assets
Futures	$4,502,160	$4,502,160	—	—
Real estate investment trusts. The funds may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the funds will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
When-issued/delayed-delivery securities. The funds may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date. As a result, the following funds have paid (received) cash collateral to (from) certain counterparties to these transactions, which is recorded as Cash collateral at broker for sale commitments (Payable for collateral on sale commitments) in the Statements of assets and liabilities, as follows:
Fund	Counterparty	Collateral Paid/ (Received)
Core Bond Fund	Morgan Stanley	$690,000

Significant accounting policies, continued

Term loans (Floating rate loans). The funds may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The funds' ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The funds' failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the funds' income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the funds and, if the funds' exposure to such investments is substantial, it could impair the funds' ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the funds may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
Mortgage and asset backed securities. The funds may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the funds having to reinvest the proceeds in lower yielding securities, effectively reducing the funds' income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the funds' cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The funds are also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Payment-in-kind bonds. The funds may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. Income on these securities is computed at the contractual rate specified and is added to the principal balance of the bond. This income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the funds may need to sell other investments to make distributions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a tax return of capital and/or capital gain, if any, are recorded as a reduction of cost of investments and/or as a realized gain, if amounts are estimable. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Securities lending. The funds may lend their securities to earn additional income. The funds receive collateral from the borrower in an amount not less than the market value of the loaned securities. The funds may invest their cash collateral in JHCT, an affiliate of the funds, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. Each fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The funds have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the funds for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the funds could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the funds will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The funds receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the funds is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the funds are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the funds and the corresponding cash collateral received at February 29, 2024:

Significant accounting policies, continued

Fund	Market value of securities on loan	Cash collateral received
Capital Appreciation Value Fund	$1,312,047	$1,357,290
Core Bond Fund	947,344	968,694
High Yield Fund	1,322,626	1,376,805
International Strategic Equity Allocation Fund	37,022,325	39,010,471
Mid Value Fund	11,629,205	11,894,082
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments or on exposures to investments in companies located in certain foreign countries, such as China. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People's Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the fund's performance.
Foreign taxes. The funds may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the funds' understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the funds as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The funds may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the funds' custodian agreement, the custodian may loan money to the funds to make properly authorized payments. The funds are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The funds and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement.
A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statements of operations. For the six months ended February 29, 2024, the funds had no borrowings under the line of credit.
Commitment fees for the six months ended February 29, 2024 were as follows:
Fund	Commitment fee
Capital Appreciation Fund	$4,125
Capital Appreciation Value Fund	3,673
Core Bond Fund	4,191
Health Sciences Fund	2,194
High Yield Fund	2,033
International Strategic Equity Allocation Fund	8,345
Mid Value Fund	4,092
Science & Technology Fund	2,001
U.S. Sector Rotation Fund	8,393
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and each fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Significant accounting policies, continued

For federal income tax purposes, as of August 31, 2023, certain funds have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of August 31, 2023:
	No Expiration Date
Fund	Short Term	Long Term
Core Bond Fund	$126,207,176	$84,439,793
High Yield Fund	5,413,183	108,511,055
International Strategic Equity Allocation Fund	123,862,759	93,428,929
Science & Technology Fund	—	15,751,129
U.S. Sector Rotation Fund	106,796,746	—
As of August 31, 2023, the funds had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on February 29, 2024, including short-term investments, were as follows:
Fund	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Capital Appreciation Fund	$688,190,065	$1,062,763,795	$(5,660,420)	$1,057,103,375
Capital Appreciation Value Fund	1,078,941,042	161,599,496	(20,488,544)	141,110,952
Core Bond Fund	1,977,405,442	11,971,132	(66,314,653)	(54,343,521)
Health Sciences Fund	186,780,020	94,648,821	(11,426,619)	83,222,202
High Yield Fund	222,058,212	3,843,438	(30,497,150)	(26,653,712)
International Strategic Equity Allocation Fund	3,440,690,281	427,440,403	(243,801,793)	183,638,610
Mid Value Fund	1,152,478,437	380,928,283	(29,810,699)	351,117,584
Science & Technology Fund	171,265,201	42,482,177	(485,675)	41,996,502
U.S. Sector Rotation Fund	3,254,037,549	483,263,098	(42,101,036)	441,162,062
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. Core Bond Fund and High Yield Fund generally declare and pay dividends from net investment income quarterly.  All other funds generally declare and pay dividends from net investment income annually. All funds generally declare and pay capital gain distributions, if any, annually.
Distributions paid by the funds with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the funds' financial statements as a return of capital. The final determination of tax characteristics of the funds' distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses, foreign currency transactions, investments in passive foreign investment companies, wash sale loss deferrals, derivative transactions, amortization and accretion on debt securities, in-kind transactions and corporate actions.
3.  Derivative instruments
The funds may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the funds are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The funds attempt to reduce their exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of their OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the funds may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the funds, if any, are held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the funds and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the funds, if any, for OTC transactions is held in a segregated account at the funds' custodian and is noted in the accompanying portfolio of investments, or if cash is posted, on the Statements of assets and liabilities. The funds' risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Derivative instruments, continued

Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the funds and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Centrally-cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for centrally-cleared derivatives are set by the broker or applicable clearinghouse. Margin for centrally-cleared transactions is detailed in the Statements of assets and liabilities as Receivable/Payable for centrally-cleared swaps. Securities pledged by the funds for centrally-cleared transactions, if any, are identified in the Portfolio of investments.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by a fund, if any, is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the funds, if any, are identified in the Portfolio of investments. Subsequent payments, referred to as variation margin, are made or received by a fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable/Payable for futures variation margin is included in the Statements of assets and liabilities. When the contract is closed, a fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the funds used futures contracts during the six months ended February 29, 2024. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	USD Notional range
High Yield Fund	To manage duration of the fund.	From $12.5 million to $12.9 million
International Strategic Equity Allocation Fund	To manage against changes in foreign currency exchange rates, manage against change in certain securities markets and gain exposure to certain securities markets.	From $161.9 million to $177.2 million
U.S. Sector Rotation Fund	To manage against change in certain securities markets and gain exposure to certain securities markets.	From $74.1 million to $159.3 million
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the funds thereby reducing the funds' total return, and the potential for losses in excess of the amounts recognized on the Statements of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
The following table details how the funds used forward foreign currency contracts during the six months ended February 29, 2024. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	USD Notional range
High Yield Fund	To manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies.	From $1.2 million to $1.3 million
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying asset at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying asset at the exercise price. Writing puts and buying calls may increase the funds' exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the funds' exposure to such changes. Risks related to the use of options include the loss of premiums on purchased options, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
Purchased options are included in the Portfolio of investments and are subsequently “marked-to-market” to reflect current market value. If a purchased option expires, a fund realizes a loss equal to the premium paid for the option. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying asset transaction to determine the realized gain (loss). Written options are included as liabilities in the Statements of assets and liabilities and are “marked-to-market” to reflect the current market value. If the written option expires, a fund realizes a gain equal to the premium received. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying asset transaction to determine the realized gain (loss).
The following table details how the funds used written options contracts during the six months ended February 29, 2024. In addition, the table summarizes the range of market value amounts held by the funds, as measured at each quarter end:

Derivative instruments, continued

Fund	Reason	Market value range
Capital Appreciation Value Fund	To manage against changes in certain securities markets, to gain exposure to certain securities markets and to generate potential income from options premiums.	From $2.4 million to $6.6 million
Swaps. Swap agreements are agreements between the fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the funds, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the funds is recorded as realized gain or loss, as well as the net periodic payments received or paid by the funds.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The funds may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The funds may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the funds may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.
Credit default swaps — Buyer
The following table details how the funds used credit default swap contracts as the buyer during the six months ended February 29, 2024. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	USD Notional range
High Yield Fund	To manage against potential credit events.	From $1.3 million to $4.4 million
Credit default swaps — Seller
Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.
For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. A deterioration of the referenced entity’s creditworthiness would indicate a greater likelihood of a credit event occurring and result in increasing market values, in absolute terms when compared to the notional amount of the swap. The maximum potential amount of future payments (undiscounted) that the fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.
The following table details how the funds used credit default swap contracts as the seller during the six months ended February 29, 2024. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	USD Notional range
High Yield Fund	To gain credit exposure to an issuer or index.	From $1.8 million to $11.0 million
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the funds at February 29, 2024 by risk category:
Fund	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Capital Appreciation Value Fund	Equity	Written options, at value	Written options	—	$(3,546,683)
High Yield Fund	Interest rate	Receivable/payable for futures variation margin[1]	Futures	$12,212	$(538)
	Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	6,914	(7,180)
	Credit	Swap contracts, at value[2]	Credit default swaps	1,080,717	(468,794)
				$1,099,843	$(476,512)

Derivative instruments, continued

Fund	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
International Strategic Equity Allocation Fund	Currency	Receivable/payable for futures variation margin[1]	Futures	—	$(56,217)
	Equity	Receivable/payable for futures variation margin[1]	Futures	$7,021,037	—
				$7,021,037	$(56,217)
U.S. Sector Rotation Fund	Equity	Receivable/payable for futures variation margin[1]	Futures	$4,502,160	—

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of the Portfolio of investments. Only the period end variation margin receivable/payable is separately reported on the Statements of assets and liabilities.
[2]	Reflects cumulative value of swap contracts. Receivable/payable for centrally cleared swaps, which includes value and margin, are shown separately on the Statements of assets and liabilities.
For financial reporting purposes, the funds do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statements of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
 Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 29, 2024:
		Statements of operations location - Net realized gain (loss) on:
Fund	Risk	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Capital Appreciation Value Fund	Equity	—	—	$4,516,051	—	$4,516,051
High Yield Fund	Interest rate	$(41,155)	—	—	—	$(41,155)
	Currency	—	$1,749	—	—	1,749
	Credit	—	—	—	$66,576	66,576
	Total	$(41,155)	$1,749	—	$66,576	$27,170
International Strategic Equity Allocation Fund	Currency	$17,783	—	—	—	$17,783
	Equity	2,574,416	—	—	—	2,574,416
	Total	$2,592,199	—	—	—	$2,592,199
U.S. Sector Rotation Fund	Equity	$8,100,253	—	—	—	$8,100,253
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 29, 2024:
		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Fund	Risk	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Capital Appreciation Value Fund	Equity	—	—	$(2,320,869)	—	$(2,320,869)
High Yield Fund	Interest rate	$(65,753)	—	—	—	$(65,753)
	Currency	—	$1,726	—	—	1,726
	Credit	—	—	—	$295,865	295,865
	Total	$(65,753)	$1,726	—	$295,865	$231,838
International Strategic Equity Allocation Fund	Currency	$(5,228)	—	—	—	$(5,228)
	Equity	6,072,741	—	—	—	6,072,741
	Total	$6,067,513	—	—	—	$6,067,513
U.S. Sector Rotation Fund	Equity	$3,938,564	—	—	—	$3,938,564
4.  Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the funds. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
5.  Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the funds. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the funds. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.

Fees and transactions with affiliates, continued

Management fee. The funds have an investment management agreement with the Advisor under which the funds pay a daily management fee to the Advisor equivalent on an annual basis as detailed below. Aggregate net assets generally include the net assets of the funds and the net assets of a similar fund of John Hancock Variable Insurance Trust (JHVIT), unless otherwise noted below. JHVIT portfolios are advised by an affiliate of the Advisor, John Hancock Variable Trust Advisers LLC, and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.
•  Capital Appreciation Fund — a) 0.800% of the first $500 million of aggregate net assets; b) 0.700% of the next $500 million of aggregate net assets; and c) 0.670% of the excess over $1 billion of aggregate net assets.
•  Capital Appreciation Value Fund — If aggregate net assets are less than $500 million, then the following fee schedule shall apply: a) 0.950% of the first $250 million of aggregate net assets; and b) 0.850% of the excess over $250 million of aggregate net assets. If aggregate net assets equal or exceed $500 million but are less than $2 billion, then the following fee schedule shall apply: a) 0.850% of the first $1 billion of aggregate net assets; and b) 0.800% of the excess over $1 billion of aggregate net assets. If aggregate net assets equal or exceed $2 billion but are less than $3 billion, then the following fee schedule shall apply: a) 0.850% of the first $500 million of aggregate net assets; and b) 0.800% of the excess over $500 million of aggregate net assets. If aggregate net assets equal or exceed $3 billion, then the management fee to be paid is 0.800% of aggregate net assets.
•  Core Bond Fund — a) 0.690% of the first $200 million of aggregate net assets; b) 0.640% of the next $200 million of aggregate net assets; c) 0.570% of the next $600 million of aggregate net assets; d) 0.560% of the next $1 billion of aggregate net assets; and e) 0.550% of the excess over $2 billion of aggregate net assets.
•  Health Sciences Fund — a) 1.050% of the first $500 million of aggregate net assets; b) 1.000% of the next $250 million of aggregate net assets; c) 0.950% of excess over $750 million of aggregate net assets; d) 0.950% of the next $250 million of aggregate net assets; e) 0.900% of the next $500 million of aggregate net assets; and f) 0.900% of excess over $1.5 billion of aggregate net assets. If aggregate net assets exceed $750 million, the management fee is 0.950% of the first $750 million of aggregate net assets. If aggregate net assets exceed $1.5 billion, the management fee is 0.900% of all aggregate net assets. Aggregate net assets include the fund and JHVIT Health Sciences Trust and Manulife Healthcare Fund Series I.
•  High Yield Fund — a) 0.700% of the first $500 million of aggregate net assets and b) 0.650% of the excess over $500 million of aggregate net assets.
•  International Strategic Equity Allocation Fund and U.S. Sector Rotation Fund — a) 0.675% of the first $2.5 billion of aggregate net assets; b) 0.650% of the next $5 billion of aggregate net assets; c) 0.625% of the next $2.5 billion of aggregate net assets; d) 0.600% of the next $5 billion of aggregate net assets; e) 0.595% of the next $10 billion of aggregate net assets; and f) 0.590% of the excess over $25 billion of aggregate net assets. Aggregate net assets include these two funds and JHVIT Strategic Equity Allocation Trust.
•  Mid Value Fund — a) 0.950% of the first $1 billion of aggregate net assets and b) 0.875% of the excess over $1 billion of aggregate net assets. When aggregate net assets exceed $1 billion, then the management fee rate is 0.875% of all aggregate net assets.
•  Science & Technology Fund — a) 1.050% of the first $50 million of aggregate net assets; b) 1.025% of the next $50 million of aggregate net assets; c)1.000% of the next $100 million of aggregate net assets; d) 0.975% of the next $300 million of aggregate net assets; e) 0.950% of the next $500 million of aggregate net assets; and f) 0.925% of aggregate net assets in excess of $1 billion. When aggregate net assets exceed $100 million on any day, the annual rate of advisory fee for that day is 1.000% on the first $100 million of aggregate net assets. When aggregate net assets exceed $200 million on any day, the annual rate of advisory fee for that day is 0.975% on the first $200 million of aggregate net assets. When aggregate net assets exceed $500 million on any day, the annual rate of advisory fee for that day is 0.950% on the first $500 million of aggregate net assets. Aggregate net assets include the fund and JHVIT Science & Technology Trust and Manulife Technology Fund.
The organizations described below act as the subadvisors to the Trust and certain of its funds pursuant to Subadvisory Agreements with the Advisor. Fund management is allocated among the following subadvisors:
Fund	Subadvisor(s)
Core Bond Fund	Allspring Global Investments, LLC
Capital Appreciation Fund	Jennison Associates LLC
International Strategic Equity Allocation Fund U.S. Sector Rotation Fund	Manulife Investment Management (US) LLC[1]
Capital Appreciation Value Fund Health Sciences Fund Mid Value Fund Science & Technology Fund	T. Rowe Price Associates, Inc.
High Yield Fund	Western Asset Management Company, LLC, (Sub-Subadvisor is Western Asset Management Company Limited)
1  An affiliate of the Advisor.
The funds are not responsible for payment of the subadvisory fees.

Fees and transactions with affiliates, continued

Expense reimbursements. The Advisor has voluntarily agreed to reduce its management fee or if necessary make payment to each fund in an amount by which certain expenses of the respective funds exceed the percentage of average net assets as detailed below. Expenses excluded from this waiver are taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the funds’ business, management fees, class specific expenses, acquired fund fees and short dividend expenses. The Advisor may terminate this voluntary waiver at any time upon notice to the funds.
Fund	Expense limitation as a percentage of average net assets
Capital Appreciation Fund	0.20%
Capital Appreciation Value Fund	0.20%
Core Bond Fund	0.15%
Health Sciences Fund	0.20%
High Yield Fund	0.15%
Fund	Expense limitation as a percentage of average net assets
International Strategic Equity Allocation Fund	0.25%
Mid Value Fund	0.20%
Science & Technology Fund	0.20%
U.S. Sector Rotation Fund	0.20%

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the funds (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of the funds. During the six months ended February 29, 2024, this waiver amounted to 0.01% of the funds' average daily net assets, on an annualized basis. This arrangement expires on July 31, 2025, unless renewed by mutual agreement of the funds and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has voluntarily agreed to waive its management fee on International Strategic Equity Allocation Fund, Science & Technology Fund and U.S. Sector Rotation Fund so that the amount retained by the Advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. This voluntary waiver may be terminated at any time by the Advisor on notice to the Trust. Effective September 28, 2023, this waiver is no longer applicable to Science & Technology Fund.
The Advisor has voluntarily agreed to waive a portion of its management fees for the funds subadvised by T. Rowe Price Associates, Inc. which include Capital Appreciation Value Fund, Health Sciences Fund, Mid Value Fund, and Science & Technology Fund. This voluntary waiver equals the amount by which the subadvisory fee paid to T. Rowe Price Associates, Inc. is reduced. This voluntary waiver may terminate at any time.
For the six months ended February 29, 2024, the expense reductions described above amounted to the following:
Expense Reimbursement by Class
Fund	Class 1	Class NAV	Total
Capital Appreciation Fund	$22,033	$34,479	$56,512
Capital Appreciation Value Fund	—	255,972	255,972
Core Bond Fund	4,371	59,675	64,046
Health Sciences Fund	—	69,684	69,684
High Yield Fund	7,102	—	7,102
International Strategic Equity Allocation Fund	—	2,440,163	2,440,163
Mid Value Fund	—	343,337	343,337
Science & Technology Fund	—	55,751	55,751
U.S. Sector Rotation Fund	—	2,479,208	2,479,208
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 29, 2024, were equivalent to a net annual effective rate of the funds' average daily  net assets as follows:
Fund	Net Annual Effective Rate
Capital Appreciation Fund	0.70%
Capital Appreciation Value Fund	0.79%
Core Bond Fund	0.57%
Health Sciences Fund	0.87%
High Yield Fund	0.69%
Fund	Net Annual Effective Rate
International Strategic Equity Allocation Fund	0.49%
Mid Value Fund	0.83%
Science & Technology Fund	0.89%
U.S. Sector Rotation Fund	0.49%

Accounting and legal services. Pursuant to a service agreement, the funds reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the funds, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 29, 2024, amounted to an annual rate of 0.02% of the funds' average daily net assets.
Distribution and service plans. The funds have a distribution agreement with the Distributor. The funds have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the funds. The funds may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the funds' shares:

Fees and transactions with affiliates, continued

Class	Rule 12b-1 Fee
Class 1	0.05%
Distribution and service fees for the six months ended February 29, 2024 were as follows:
Fund	Class	Distribution and service fees
Capital Appreciation Fund	Class 1	$149,190
Core Bond Fund	Class 1	$29,661
High Yield Fund	Class 1	$48,220
Trustee expenses. The funds compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on their net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statements of operations. The funds' activity in this program during the period for which loans were outstanding was as follows:
Fund	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Capital Appreciation Fund	Borrower	$15,200,000	1	5.810%	$(2,453)
Capital Appreciation Fund	Lender	6,300,000	1	5.810%	1,017
Capital Appreciation Value Fund	Lender	18,300,000	2	5.805%	5,902
Health Sciences Fund	Lender	1,200,000	1	5.810%	194
Mid Value Fund	Lender	14,100,000	3	5.800%	6,815
Science &Technology Fund	Lender	2,000,000	1	5.810%	323
6.  Fund share transactions
Transactions in funds' shares for the six months ended February 29, 2024 and for the year ended August 31, 2023 were as follows:
Capital Appreciation Fund	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	1,386,284	$19,880,451	2,469,272	$29,614,258
Distributions reinvested	2,432,010	33,415,811	5,428,343	51,623,538
Repurchased	(3,283,364)	(44,051,226)	(8,772,337)	(97,585,184)
Net increase (decrease)	534,930	$9,245,036	(874,722)	$(16,347,388)
Class NAV shares
Sold	3,904,965	$54,040,955	6,530,293	$75,733,143
Distributions reinvested	3,807,446	52,847,349	9,098,978	87,259,196
Repurchased	(8,032,903)	(115,420,937)	(19,334,466)	(229,127,214)
Net decrease	(320,492)	$(8,532,633)	(3,705,195)	$(66,134,875)
Total net increase (decrease)	214,438	$712,403	(4,579,917)	$(82,482,263)
Capital Appreciation Value Fund	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	4,215,457	$38,927,626	1,205,496	$10,558,464
Distributions reinvested	5,082,407	46,300,731	19,043,172	152,535,808
Repurchased	(8,691,278)	(78,242,692)	(26,617,705)	(232,687,723)
Net increase (decrease)	606,586	$6,985,665	(6,369,037)	$(69,593,451)
Total net increase (decrease)	606,586	$6,985,665	(6,369,037)	$(69,593,451)
Core Bond Fund	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	842,138	$9,123,762	1,148,133	$12,703,995
Distributions reinvested	251,526	2,719,631	369,919	4,071,085
Repurchased	(791,552)	(8,521,995)	(2,365,496)	(25,899,569)
Net increase (decrease)	302,112	$3,321,398	(847,444)	$(9,124,489)
Class NAV shares
Sold	8,588,265	$93,658,128	44,896,771	$493,988,860
Distributions reinvested	3,464,367	37,383,353	4,476,741	49,179,048
Repurchased	(12,474,602)	(133,492,373)	(25,142,550)	(276,944,300)
Net increase (decrease)	(421,970)	$(2,450,892)	24,230,962	$266,223,608
Total net increase (decrease)	(119,858)	$870,506	23,383,518	$257,099,119

Fund share transactions, continued

Health Sciences Fund	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	986,633	$4,510,844	1,700,843	$8,217,828
Distributions reinvested	3,974,093	18,320,567	1,817,865	8,653,037
Repurchased	(5,741,165)	(27,498,250)	(15,273,463)	(74,435,089)
Net decrease	(780,439)	$(4,666,839)	(11,754,755)	$(57,564,224)
Total net decrease	(780,439)	$(4,666,839)	(11,754,755)	$(57,564,224)
High Yield Fund	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	2,242,336	$15,153,565	2,137,077	$14,516,079
Distributions reinvested	1,232,914	8,365,063	2,022,010	13,372,984
Repurchased	(2,928,683)	(19,814,376)	(6,382,314)	(42,866,071)
Net increase (decrease)	546,567	$3,704,252	(2,223,227)	$(14,977,008)
Total net increase (decrease)	546,567	$3,704,252	(2,223,227)	$(14,977,008)
International Strategic Equity Allocation Fund	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	10,414,414	$95,326,049	65,361,245	$583,011,355
Distributions reinvested	12,137,943	113,368,383	10,797,874	92,213,840
Repurchased	(17,043,955)	(158,980,213)	(173,275,517)	(1,622,255,043)
Net increase (decrease)	5,508,402	$49,714,219	(97,116,398)	$(947,029,848)
Total net increase (decrease)	5,508,402	$49,714,219	(97,116,398)	$(947,029,848)
Mid Value Fund	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	691,399	$10,777,727	3,445,218	$53,247,705
Distributions reinvested	8,442,315	134,654,931	15,671,683	228,179,709
Repurchased	(8,063,185)	(133,160,046)	(10,929,609)	(180,632,275)
Net increase	1,070,529	$12,272,612	8,187,292	$100,795,139
Total net increase	1,070,529	$12,272,612	8,187,292	$100,795,139
Science & Technology Fund	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	5,529,595	$9,378,651	50,504,165	$78,522,072
Distributions reinvested	—	—	15,894,410	18,119,628
Repurchased	(22,553,169)	(40,337,005)	(56,395,986)	(73,019,490)
Net increase (decrease)	(17,023,574)	$(30,958,354)	10,002,589	$23,622,210
Total net increase (decrease)	(17,023,574)	$(30,958,354)	10,002,589	$23,622,210
U.S. Sector Rotation Fund	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	33,932,344	$322,873,512	35,681,140	$307,359,946
Distributions reinvested	4,594,620	46,221,874	14,533,931	117,724,841
Repurchased	(27,267,870)	(274,020,056)	(233,859,337)	(2,148,765,501)
Net increase (decrease)	11,259,094	$95,075,330	(183,644,266)	$(1,723,680,714)
Total net increase (decrease)	11,259,094	$95,075,330	(183,644,266)	$(1,723,680,714)
Affiliates of the Trust owned 100% of shares of Class 1 and Class NAV, respectively, with the exception of Capital Appreciation Fund and Core Bond Fund, where affiliates held 71% and 68% of Class NAV, respectively, on February 29, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
On July 14, 2023, there was a redemption in kind from Class NAV shares of $721,512,220 and $1,174,541,563, which represented approximately 16.1% and 26.3% of International Strategic Equity Allocation Fund and U.S. Sector Rotation Fund, respectively, on that date. For purposes of US GAAP, this transaction was treated as a sale of securities and the resulting gains and losses were recognized based on the market value of the securities on the date of the transfer. For tax purposes, no gains or losses were recognized.

7.  Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and in kind transactions, amounted to the following for the six months ended February 29, 2024:
	Purchases		Sales
Fund	U.S. Government	Other issuers	U.S. Government	Other issuers
Capital Appreciation Fund	—	$239,078,666	—	$323,812,788
Capital Appreciation Value Fund	$92,745,506	317,880,520	$81,280,959	393,433,809
Core Bond Fund	1,605,176,714	639,207,259	1,611,417,439	604,509,782
Health Sciences Fund	—	75,722,792	—	100,336,453
High Yield Fund	66,927	44,887,703	66,276	42,101,431
International Strategic Equity Allocation Fund	—	809,194,069	—	849,940,060
Mid Value Fund	—	222,107,892	—	359,956,514
Science & Technology Fund	—	337,894,619	—	359,685,321
U.S. Sector Rotation Fund	—	1,114,609,352	—	1,072,027,202
8.  Industry or sector risk
Certain funds may invest a large percentage of their assets in one or more particular industries or sectors of the economy. If a large percentage of a fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates, and regulatory and market impacts.
9.  Investment in affiliated underlying funds
The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Capital Appreciation Fund
John Hancock Collateral Trust*	—	—	$86,260,942	$(86,265,487)	$4,545	—	$41,669	—	—
Capital Appreciation Value Fund
John Hancock Collateral Trust*	136,077	$2,018,771	$36,284,121	$(36,945,600)	$3,691	$(158)	$7,214	—	$1,360,825
Core Bond Fund
John Hancock Collateral Trust*	96,869	—	$2,212,148	$(1,243,454)	$(30)	$62	$940	—	$968,726
High Yield Fund
John Hancock Collateral Trust*	137,694	—	$6,527,950	$(5,151,145)	$217	$(29)	$3,914	—	$1,376,993
International Strategic Equity Allocation Fund
John Hancock Collateral Trust*	3,902,462	$25,218,768	$280,363,093	$(266,576,615)	$17,629	$2,524	$289,684	—	$39,025,399
Mid Value Fund
John Hancock Collateral Trust*	1,188,974	$19,945,112	$128,990,008	$(137,056,347)	$13,127	$(1,679)	$96,584	—	$11,890,221
Science & Technology Fund
John Hancock Collateral Trust*	—	—	$12,643,554	$(12,644,020)	$466	—	$20,526	—	—
U.S. Sector Rotation Fund
John Hancock Collateral Trust*	10,317,951	$65,678,983	$436,733,503	$(399,298,102)	$46,721	$22,533	$3,577,656	—	$103,183,638
*	Refer to the Securities lending note within Note 2 for details regarding this investment.
10.  Investment by affiliated funds
Certain investors in the funds are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the funds for the purpose of exercising management or control; however, this investment may represent a significant portion of the funds' net assets. At February 29, 2024, the following fund(s) had an affiliate ownership of 5% or more of the funds' net assets:
Fund	Affiliated Concentration
Capital Appreciation Fund	42.8%

Investment by affiliated funds, continued

Fund	Affiliated Concentration
Capital Appreciation Value Fund	98.1%
Core Bond Fund	63.5%
Health Sciences Fund	99.9%
International Strategic Equity Allocation Fund	100.0%
Mid Value Fund	100.0%
Science &Technology Fund	99.8%
U.S. Sector Rotation Fund	100.0%
11.  Restricted securities
The funds may hold restricted securities which are restricted as to resale and the funds have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at February 29, 2024:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
High Yield Fund
KCAD Holdings I, Ltd.	3-21-11	$6,150,520	752,218,031	—	—	752,218,031	0.0%[1]	$752
MWO Holdings LLC	8-30-16	1,116,559	1,134	—	—	1,134	0.0%[1]	7,053
New Cotai, Inc., Class B	4-12-13	0	11	—	—	11	0.0%	0
								$7,805
[1]	Less than 0.05%.
12.  LIBOR discontinuation risk
Certain debt securities, derivatives and other financial instruments have traditionally utilized LIBOR as the reference or benchmark rate for interest rate calculations. However, following allegations of manipulation and concerns regarding liquidity, the U.K. Financial Conduct Authority (UK FCA) announced that LIBOR would be discontinued as of June 30, 2023. The UK FCA elected to require the ICE Benchmark Administration Limited, the administrator of LIBOR, to continue publishing a subset of British pound sterling and U.S. dollar LIBOR settings on a “synthetic” basis. The synthetic publication of the three-month sterling LIBOR will continue until March 31, 2024, and the publication of the one-, three and six-month U.S. dollar LIBOR will continue until September 30, 2024.
Although the transition process away from LIBOR has become increasingly well-defined in advance of the discontinuation dates, the impact on certain debt securities, derivatives and other financial instruments remains uncertain. Market participants have adopted alternative rates such as Secured Overnight Financing Rate (SOFR) or otherwise amended financial instruments referencing LIBOR to include fallback provisions and other measures that contemplated the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. However, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. Certain proposed replacement rates to LIBOR, such as SOFR, which is a broad measure of secured overnight U.S. Treasury repo rates, are materially different from LIBOR, and changes in the applicable spread for financial instruments transitioning away from LIBOR will need to be made to accommodate the differences.
The utilization of an alternative reference rate, or the transition process to an alternative reference rate, may adversely affect the funds' performance.
13.  New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management expects that the adoption of the guidance will not have a material impact to the financial statements.

John Hancock Funds II
For more information

The Statement of Additional Information, a separate document with supplemental information not contained in the prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 800-344-1029 or on the Securities and Exchange Commission (SEC) website at www.sec.gov.
PROXY VOTING POLICY A description of the trust’s proxy voting policies and procedures and information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 800-344-1029 or on the SEC website at www.sec.gov.
QUARTERLY PORTFOLIO DISCLOSURE The Trust’s complete schedule of portfolio holdings as of the end of the third month of every ﬁscal quarter are ﬁled with the SEC on Form N-PORT within 60 days of the end of the ﬁscal quarter. N-PORT ﬁlings are available on our website and the SEC’s website, www.sec.gov.
The report is certiﬁed under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to afﬁrm that, to the best of their knowledge, the information in their ﬁnancial reports is fairly and accurately stated in all material respects.

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Noni L. Ellison
Grace K. Fey
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Investment advisor
John Hancock Investment
Management LLC
Principal distributor
John Hancock Investment
Management Distributors LLC
Custodians
Citibank, N.A.
State Street Bank and Trust Company
Legal counsel
K&L Gates LLP
Officers
Kristie M. Feinberg#, President
Charles A. Rizzo, Chief Financial Officer
Salvatore Schiavone, Treasurer
Christopher (Kit) Sechler, Secretary and Chief Legal Officer
Trevor Swanberg, Chief Compliance Officer
π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective June 29, 2023.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
JHF2SA	2/24 4/24

ITEM 2. CODE OF ETHICS.

Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	1. John Hancock Emerging Markets Fund

2. John Hancock International Small Company Fund

Semiannual report
John Hancock
Emerging Markets Fund
International equity
February 29, 2024

Fund’s investments
AS OF 2-29-24 (unaudited)
	Shares	Value
Common stocks 98.1%		$174,862,413
(Cost $154,451,087)
Australia 0.0%		47,116
MMG, Ltd. (A)	176,000	47,116
Belgium 0.0%		37,092
Titan Cement International SA	1,307	37,092
Brazil 4.0%		7,143,181
AES Brasil Energia SA (A)	8,379	17,597
Allos SA	11,198	55,617
Alupar Investimento SA	4,232	25,352
Ambev SA, ADR	31,434	78,271
Anima Holding SA (A)	17,000	17,509
Arezzo Industria e Comercio SA	2,791	33,254
Atacadao SA	13,100	31,860
Auren Energia SA	12,504	32,272
B3 SA - Brasil Bolsa Balcao	39,834	102,808
Banco Bradesco SA	11,559	28,600
Banco BTG Pactual SA	5,380	39,383
Banco do Brasil SA	21,606	251,478
Banco Santander Brasil SA	3,440	19,791
BB Seguridade Participacoes SA	7,547	50,616
Bemobi Mobile Tech SA	7,500	20,338
Blau Farmaceutica SA	4,200	10,485
BrasilAgro - Company Brasileira de Propriedades Agricolas	2,247	10,722
Braskem SA, Class A, ADR (A)	2,571	21,776
BRF SA (A)	15,498	47,076
C&A MODAS SA (A)	7,200	13,571
Caixa Seguridade Participacoes SA	6,600	19,079
Camil Alimentos SA	11,340	19,504
CCR SA	17,391	48,208
Centrais Eletricas Brasileiras SA	14,087	123,269
Cia Brasileira de Aluminio	5,515	4,438
Cia Brasileira de Distribuicao (A)	8,517	6,905
Cia de Saneamento Basico do Estado de Sao Paulo	4,299	68,457
Cia de Saneamento de Minas Gerais-COPASA	5,405	22,474
Cia de Saneamento do Parana	35,000	35,485
Cia de Saneamento do Parana, Unit	8,545	44,400
Cia Energetica de Minas Gerais	7,172	21,670
Cia Siderurgica Nacional SA	24,124	81,625
Cielo SA	72,915	78,473
Cogna Educacao SA (A)	79,561	40,332
Companhia Paranaense de Energia	17,718	32,719
1	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Brazil (continued)
Construtora Tenda SA (A)	3,734	$8,120
Cosan SA	12,066	41,263
CPFL Energia SA	3,200	22,781
Cruzeiro do Sul Educacional SA	11,500	10,665
Cury Construtora e Incorporadora SA	6,327	24,539
Cyrela Brazil Realty SA Empreendimentos e Participacoes	10,130	49,009
Desktop SA (B)	4,482	12,713
Dexco SA	17,106	28,010
Diagnosticos da America SA (A)	7,468	11,898
Dimed SA Distribuidora da Medicamentos	6,500	16,005
Direcional Engenharia SA	2,623	12,489
EcoRodovias Infraestrutura e Logistica SA	9,993	18,454
Embraer SA (A)	32,000	157,261
Empreendimentos Pague Menos S/A	13,200	7,860
Enauta Participacoes SA	7,100	36,392
Energisa SA	5,463	55,871
Eneva SA (A)	18,759	48,415
Engie Brasil Energia SA	3,893	32,907
Equatorial Energia SA	13,438	92,396
Eternit SA	10,700	14,314
Even Construtora e Incorporadora SA	7,057	11,470
Ez Tec Empreendimentos e Participacoes SA	10,111	34,333
Fleury SA	7,022	22,474
Fras-Le SA	7,900	25,983
Gerdau SA, ADR	4,269	18,399
GPS Participacoes e Empreendimentos SA (B)	9,900	35,668
Grendene SA	9,503	12,330
Grupo Casas Bahia SA (A)	5,851	10,640
Grupo de Moda Soma SA	21,021	29,600
Grupo Mateus SA (A)	21,096	34,247
Grupo SBF SA	2,300	5,696
Guararapes Confeccoes SA (A)	5,552	6,701
Hapvida Participacoes e Investimentos SA (A)(B)	107,962	79,705
Hidrovias do Brasil SA (A)	27,800	21,475
Hypera SA	4,432	29,314
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	3,300	14,073
International Meal Company Alimentacao SA (A)	20,154	8,676
Iochpe Maxion SA	8,200	20,718
Irani Papel e Embalagem SA	8,200	15,011
IRB Brasil Resseguros SA (A)	3,432	26,801
Itau Unibanco Holding SA	6,151	36,267
Jalles Machado SA	7,221	11,040
JBS SA	9,592	44,495
JHSF Participacoes SA	17,839	16,005
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	2

	Shares	Value
Brazil (continued)
JSL SA	5,300	$12,645
Kepler Weber SA	15,000	29,209
Klabin SA	27,315	124,017
Localiza Rent a Car SA	4,317	46,026
LOG Commercial Properties e Participacoes SA	4,489	19,740
Log-in Logistica Intermodal SA (A)	1,100	8,406
Lojas Quero Quero SA	8,145	8,553
Lojas Renner SA	25,947	82,469
LWSA SA (B)	16,000	17,928
M Dias Branco SA	3,800	31,509
Magazine Luiza SA (A)	23,965	10,268
Mahle-Metal Leve SA	2,218	16,013
Marcopolo SA	9,400	13,047
Mills Locacao Servicos e Logistica SA	5,000	12,522
Minerva SA	11,500	15,754
Moura Dubeux Engenharia S/A (A)	7,800	20,618
Movida Participacoes SA	7,600	13,041
MRV Engenharia e Participacoes SA (A)	15,337	23,509
Multilaser Industrial SA (A)	18,229	8,214
Multiplan Empreendimentos Imobiliarios SA	5,014	26,638
Natura & Company Holding SA (A)	15,812	51,879
Neoenergia SA	8,693	37,772
Odontoprev SA	13,819	33,497
Oncoclinicas do Brasil Servicos Medicos SA (A)	4,911	10,175
Orizon Valorizacao de Residuos SA (A)	1,900	12,804
Petroleo Brasileiro SA	109,344	906,673
Petroreconcavo SA	6,838	31,638
Plano & Plano Desenvolvimento Imobiliario SA	4,686	13,329
Porto Seguro SA	8,468	48,650
Portobello SA	64	77
Positivo Tecnologia SA	11,300	18,162
PRIO SA	17,561	154,411
Qualicorp Consultoria e Corretora de Seguros SA	8,857	4,205
Raia Drogasil SA	23,070	123,632
Rede D’Or Sao Luiz SA (B)	5,178	26,374
Romi SA	5,370	13,676
Rumo SA	6,200	28,337
Santos Brasil Participacoes SA	13,200	28,014
Sao Martinho SA	8,385	47,735
Sendas Distribuidora SA	50,185	143,354
Serena Energia SA (A)	7,070	13,312
SIMPAR SA	15,079	23,326
SLC Agricola SA	11,498	45,473
Smartfit Escola de Ginastica e Danca SA	8,100	39,856
3	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Brazil (continued)
Suzano SA	23,326	$264,412
Tegma Gestao Logistica SA	2,700	14,562
Telefonica Brasil SA	5,999	65,745
TIM SA	17,868	65,310
TOTVS SA	12,293	75,893
Transmissora Alianca de Energia Eletrica SA	10,811	76,987
Tres Tentos Agroindustrial SA	2,700	5,774
Tupy SA	4,722	24,317
Ultrapar Participacoes SA	18,210	107,551
Unipar Carbocloro SA	2,060	26,020
Usinas Siderurgicas de Minas Gerais SA	5,100	11,080
Vale SA	44,089	594,139
Vale SA, ADR	15,335	205,642
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	6,100	22,934
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	14,564	25,577
Veste SA Estilo	2,700	7,745
Vibra Energia SA	22,168	115,319
Vivara Participacoes SA	1,900	12,498
Vulcabras SA	6,291	23,475
WEG SA	12,438	91,801
Wilson Sons SA	8,300	28,801
YDUQS Participacoes SA	7,930	32,479
Zamp SA (A)	24,720	20,736
Canada 0.0%		48,635
China Gold International Resources Corp., Ltd.	10,400	48,635
Chile 0.6%		1,085,135
Aguas Andinas SA, Class A	72,703	21,364
Banco de Chile	146,860	17,029
Banco de Chile, ADR	1,901	43,970
Banco de Credito e Inversiones SA	856	23,738
Banco Santander Chile	837,154	40,715
Besalco SA	30,504	16,640
CAP SA	3,915	26,858
Cementos BIO BIO SA	2,795	1,736
Cencosud SA	29,478	52,921
Cencosud Shopping SA	10,584	17,314
Cia Cervecerias Unidas SA	3,168	18,381
Cia Sud Americana de Vapores SA	256,959	17,932
Colbun SA	184,862	25,410
Cristalerias de Chile SA	40,829	122,366
Empresa Nacional de Telecomunicaciones SA	7,933	25,847
Empresas CMPC SA	28,393	50,404
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	4

	Shares	Value
Chile (continued)
Empresas COPEC SA	3,075	$19,736
Enel Americas SA	244,746	24,965
Enel Chile SA	585,867	35,186
Engie Energia Chile SA (A)	23,657	20,196
Falabella SA (A)	16,002	40,586
Forus SA	5,056	8,529
Grupo Security SA	132,812	37,244
Inversiones Aguas Metropolitanas SA	29,967	22,481
Inversiones La Construccion SA	2,123	18,303
Molibdenos y Metales SA	7,542	27,891
Multiexport Foods SA	12,750	3,086
Parque Arauco SA	17,834	28,449
PAZ Corp. SA	60,171	35,697
Plaza SA (A)	6,102	9,028
Ripley Corp. SA	79,393	16,293
Salfacorp SA	24,881	13,284
Sigdo Koppers SA	52,647	67,831
SMU SA	163,243	27,534
Sociedad Matriz SAAM SA	301,497	34,967
Sociedad Quimica y Minera de Chile SA, ADR (C)	293	14,568
Socovesa SA	306,550	28,703
SONDA SA	29,383	12,041
Vina Concha y Toro SA	15,327	15,912
China 19.5%		34,798,737
360 Security Technology, Inc., Class A (A)	6,800	8,282
361 Degrees International, Ltd.	46,000	24,562
37 Interactive Entertainment Network Technology Group Company, Ltd., Class A	6,900	18,619
3SBio, Inc. (A)(B)	87,500	57,731
AAC Technologies Holdings, Inc.	37,500	93,231
Accelink Technologies Company, Ltd., Class A	7,200	29,965
Addsino Company, Ltd., Class A	15,500	15,914
Advanced Technology & Materials Company, Ltd., Class A	18,200	20,395
AECC Aviation Power Company, Ltd., Class A	2,400	11,479
Agile Group Holdings, Ltd. (A)	59,250	5,732
Agricultural Bank of China, Ltd., H Shares	484,000	198,559
Aier Eye Hospital Group Company, Ltd., Class A	8,781	17,836
Air China, Ltd., H Shares (A)	32,000	17,136
AK Medical Holdings, Ltd. (B)	14,000	9,080
Alibaba Group Holding, Ltd.	183,100	1,683,363
A-Living Smart City Services Company, Ltd. (B)	43,750	22,402
Aluminum Corp. of China, Ltd., H Shares	162,000	80,724
Amlogic Shanghai Company, Ltd., Class A	1,382	10,737
Angang Steel Company, Ltd., H Shares	70,200	12,611
5	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
Angel Yeast Company, Ltd., Class A	2,600	$12,141
Angelalign Technology, Inc. (B)	1,200	10,065
Anhui Anke Biotechnology Group Company, Ltd., Class A	11,600	16,041
Anhui Conch Cement Company, Ltd., H Shares	20,500	44,608
Anhui Expressway Company, Ltd., H Shares	20,000	22,155
Anhui Gujing Distillery Company, Ltd., Class A	600	18,219
Anhui Hengyuan Coal Industry and Electricity Power Company, Ltd., Class A	8,800	15,109
Anhui Honglu Steel Construction Group Company, Ltd., Class A	2,860	6,993
Anhui Huilong Agricultural Means of Production Company, Ltd., Class A	13,300	9,296
Anhui Jiangnan Chemical Industry Company, Ltd., Class A	25,600	15,776
Anhui Jinhe Industrial Company, Ltd., Class A	1,700	4,367
Anhui Kouzi Distillery Company, Ltd., Class A	2,200	13,011
Anhui Truchum Advanced Materials & Technology Company, Ltd., Class A	15,600	14,799
Anhui Yingjia Distillery Company, Ltd., Class A	2,700	23,918
Anhui Zhongding Sealing Parts Company, Ltd., Class A	8,600	13,282
Anji Microelectronics Technology Shanghai Company, Ltd., Class A	1,072	22,484
Anjoy Foods Group Company, Ltd., Class A	800	9,689
ANTA Sports Products, Ltd.	24,600	239,827
Anton Oilfield Services Group (A)	144,000	7,421
Aoshikang Technology Company, Ltd., Class A	4,000	15,082
Aowei Holdings, Ltd. (A)	9,116,000	570,514
Apeloa Pharmaceutical Company, Ltd., Class A	1,900	3,690
Asia - Potash International Investment Guangzhou Company, Ltd., Class A (A)	5,100	15,979
Asia Cement China Holdings Corp.	36,500	9,848
AsiaInfo Technologies, Ltd. (B)	14,800	13,811
Asymchem Laboratories Tianjin Company, Ltd., Class A	560	7,874
Autobio Diagnostics Company, Ltd., Class A	1,400	12,912
Avary Holding Shenzhen Company, Ltd., Class A	4,100	12,001
AviChina Industry & Technology Company, Ltd., H Shares	115,000	47,186
BAIC Motor Corp., Ltd., H Shares (B)	150,000	44,791
Baidu, Inc., Class A (A)	20,450	258,762
Bank of Beijing Company, Ltd., Class A	30,400	21,892
Bank of Changsha Company, Ltd., Class A	24,353	26,325
Bank of Chengdu Company, Ltd., Class A	11,400	20,939
Bank of China, Ltd., H Shares	1,454,075	570,436
Bank of Chongqing Company, Ltd., H Shares	37,000	19,966
Bank of Communications Company, Ltd., H Shares	137,858	90,317
Bank of Guiyang Company, Ltd., Class A	27,600	21,107
Bank of Hangzhou Company, Ltd., Class A	9,300	14,316
Bank of Jiangsu Company, Ltd., Class A	42,500	45,269
Bank of Nanjing Company, Ltd., Class A	20,700	25,160
Bank of Ningbo Company, Ltd., Class A	13,460	41,564
Bank of Shanghai Company, Ltd., Class A	34,100	30,951
Bank of Suzhou Company, Ltd., Class A	19,570	19,275
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	6

	Shares	Value
China (continued)
Bank of Zhengzhou Company, Ltd., H Shares (A)(B)	79,860	$8,653
Baoshan Iron & Steel Company, Ltd., Class A	25,100	23,236
Baozun, Inc., ADR (A)	1,783	4,208
BBMG Corp., H Shares	115,500	9,577
Beijing Bei Mo Gao Ke Friction Material Company, Ltd., Class A (A)	2,210	8,618
Beijing Capital Eco-Environment Protection Group Company, Ltd., Class A	35,500	13,863
Beijing Capital International Airport Company, Ltd., H Shares (A)	82,415	26,577
Beijing Chunlizhengda Medical Instruments Company, Ltd., H Shares	2,500	3,163
Beijing Dabeinong Technology Group Company, Ltd., Class A	17,700	12,953
Beijing Easpring Material Technology Company, Ltd., Class A	3,700	17,907
Beijing GeoEnviron Engineering & Technology, Inc., Class A	12,000	9,515
Beijing Jetsen Technology Company, Ltd., Class A (A)	30,600	21,683
Beijing Jingneng Clean Energy Company, Ltd., H Shares	50,000	10,579
Beijing Jingyuntong Technology Company, Ltd., Class A (A)	21,500	11,751
Beijing New Building Materials PLC, Class A	4,400	17,162
Beijing North Star Company, Ltd., H Shares (A)	40,000	3,520
Beijing Originwater Technology Company, Ltd., Class A	4,045	2,861
Beijing Roborock Technology Company, Ltd., Class A	457	20,707
Beijing Shougang Company, Ltd., Class A (A)	36,100	16,588
Beijing Sinnet Technology Company, Ltd., Class A (A)	18,200	23,767
Beijing Strong Biotechnologies, Inc., Class A	5,200	14,974
Beijing Thunisoft Corp., Ltd., Class A (A)	14,500	12,882
Beijing Tongrentang Company, Ltd., Class A	2,800	17,326
Beijing United Information Technology Company, Ltd., Class A	2,465	7,201
Beijing Wantai Biological Pharmacy Enterprise Company, Ltd., Class A	1,624	16,692
Beijing Yanjing Brewery Company, Ltd., Class A	15,200	18,459
Beijing Yuanliu Hongyuan Electronic Technology Company, Ltd., Class A	500	2,570
Beijing Zhong Ke San Huan High-Tech Company, Ltd., Class A	11,210	14,531
Beijing-Shanghai High Speed Railway Company, Ltd., Class A	31,200	21,901
Bengang Steel Plates Company, Ltd., Class A (A)	42,600	20,371
Bethel Automotive Safety Systems Company, Ltd., Class A	1,200	10,494
BGI Genomics Company, Ltd., Class A	700	4,296
Biem.L.Fdlkk Garment Company, Ltd., Class A	5,662	24,657
Bilibili, Inc., Class Z (A)	4,080	39,565
Billion Industrial Holdings, Ltd. (A)	12,000	6,752
Binjiang Service Group Company, Ltd.	4,000	8,451
Bloomage Biotechnology Corp., Ltd., Class A	1,200	10,654
Blue Moon Group Holdings, Ltd. (B)	46,000	11,407
Blue Sail Medical Company, Ltd., Class A	10,200	7,658
Bluefocus Intelligent Communications Group Company, Ltd., Class A (A)	15,300	15,732
BOC International China Company, Ltd., Class A	9,600	14,547
BOE Technology Group Company, Ltd., Class A	72,500	40,181
Bohai Leasing Company, Ltd., Class A (A)	68,300	21,808
Bright Dairy & Food Company, Ltd., Class A	13,000	16,555
7	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
BTG Hotels Group Company, Ltd., Class A (A)	8,900	$18,852
BYD Company, Ltd., H Shares	13,500	332,506
BYD Electronic International Company, Ltd.	12,983	49,022
By-health Company, Ltd., Class A	6,000	14,082
C&S Paper Company, Ltd., Class A	7,300	9,460
Caitong Securities Company, Ltd., Class A	19,100	21,174
Camel Group Company, Ltd., Class A	17,300	17,936
Cangzhou Mingzhu Plastic Company, Ltd., Class A	23,300	11,660
Canmax Technologies Company, Ltd., Class A	2,600	8,245
CCCC Design & Consulting Group Company, Ltd., Class A (A)	11,700	15,922
CECEP Solar Energy Company, Ltd., Class A	15,000	11,321
CECEP Wind-Power Corp., Class A	32,760	13,653
Central China Management Company, Ltd.	54,538	2,007
Central China New Life, Ltd. (A)	14,000	2,687
Central China Real Estate, Ltd. (A)	56,629	610
Central China Securities Company, Ltd., H Shares	53,000	7,507
CGN Power Company, Ltd., H Shares (B)	163,000	49,500
Changchun High & New Technology Industry Group, Inc., Class A	1,000	17,887
Changzhou Xingyu Automotive Lighting Systems Company, Ltd., Class A	900	17,575
Chaowei Power Holdings, Ltd.	37,000	6,717
Chaozhou Three-Circle Group Company, Ltd., Class A	1,700	5,993
Chengdu CORPRO Technology Company, Ltd., Class A (A)	6,300	14,402
Chengdu Hongqi Chain Company, Ltd., Class A	30,500	19,868
Chengdu Kanghong Pharmaceutical Group Company, Ltd., Class A	7,000	16,725
Chengdu Kanghua Biological Products Company, Ltd., Class A	750	6,565
Chengdu Wintrue Holding Company, Ltd., Class A	8,400	9,047
Chengtun Mining Group Company, Ltd., Class A (A)	13,900	7,581
Chenguang Biotech Group Company, Ltd., Class A	3,900	6,448
Chengxin Lithium Group Company, Ltd., Class A	2,600	7,911
China Animal Healthcare, Ltd. (A)(D)	182,000	232
China Automotive Engineering Research Institute Company, Ltd., Class A	8,500	23,148
China Baoan Group Company, Ltd., Class A	12,500	20,659
China BlueChemical, Ltd., H Shares	101,000	30,313
China Bohai Bank Company, Ltd., H Shares (A)(B)	119,000	16,837
China Cinda Asset Management Company, Ltd., H Shares	356,000	34,088
China CITIC Bank Corp., Ltd., H Shares	213,962	113,761
China Coal Energy Company, Ltd., H Shares	56,000	60,307
China Communications Services Corp., Ltd., H Shares	109,200	46,386
China Conch Environment Protection Holdings, Ltd. (A)	140,000	21,243
China Conch Venture Holdings, Ltd.	54,000	54,076
China Construction Bank Corp., H Shares	1,724,000	1,069,149
China CSSC Holdings, Ltd., Class A	5,400	26,661
China Datang Corp. Renewable Power Company, Ltd., H Shares	108,000	24,525
China Development Bank Financial Leasing Company, Ltd., H Shares (B)	72,000	18,520
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	8

	Shares	Value
China (continued)
China Dili Group (A)(D)	120,400	$7,105
China Dongxiang Group Company, Ltd.	152,000	7,352
China East Education Holdings, Ltd. (B)	35,000	11,707
China Eastern Airlines Corp., Ltd., H Shares (A)	36,000	9,087
China Electronics Optics Valley Union Holding Company, Ltd.	184,000	8,198
China Energy Engineering Corp., Ltd., H Shares	172,000	15,800
China Everbright Bank Company, Ltd., H Shares	96,000	30,014
China Feihe, Ltd. (B)	181,000	90,028
China Galaxy Securities Company, Ltd., H Shares	60,500	31,789
China Greatwall Technology Group Company, Ltd., Class A	9,800	14,132
China Green Electricity Investment of Tianjin Company, Ltd., Class A	13,100	17,904
China Hanking Holdings, Ltd.	54,000	5,417
China Harmony Auto Holding, Ltd. (A)	30,500	2,443
China Hongqiao Group, Ltd.	55,000	42,564
China Huiyuan Juice Group, Ltd. (A)(D)	141,000	9,094
China International Capital Corp., Ltd., H Shares (B)	15,600	19,556
China International Marine Containers Group Company, Ltd., H Shares	34,830	26,559
China Jushi Company, Ltd., Class A	12,900	17,940
China Kepei Education Group, Ltd.	28,000	5,882
China Kings Resources Group Company, Ltd., Class A	6,496	25,087
China Lesso Group Holdings, Ltd.	62,000	29,487
China Life Insurance Company, Ltd., H Shares	34,000	41,677
China Lilang, Ltd.	25,000	13,404
China Literature, Ltd. (A)(B)	13,600	41,694
China Longyuan Power Group Corp., Ltd., H Shares	45,000	31,712
China Meheco Company, Ltd., Class A	11,700	18,429
China Meidong Auto Holdings, Ltd.	22,000	8,652
China Mengniu Dairy Company, Ltd. (A)	104,000	260,036
China Merchants Bank Company, Ltd., H Shares	102,961	398,152
China Merchants Energy Shipping Company, Ltd., Class A	26,200	26,217
China Merchants Property Operation & Service Company, Ltd., Class A	10,000	15,886
China Merchants Securities Company, Ltd., H Shares (B)	29,140	23,156
China Merchants Shekou Industrial Zone Holdings Company, Ltd., Class A	12,900	16,862
China Minsheng Banking Corp., Ltd., H Shares	98,840	34,786
China Modern Dairy Holdings, Ltd.	167,000	13,856
China National Accord Medicines Corp., Ltd., Class A	5,200	22,728
China National Building Material Company, Ltd., H Shares	200,600	75,447
China National Chemical Engineering Company, Ltd., Class A	12,300	11,926
China National Medicines Corp., Ltd., Class A	4,400	19,250
China National Nuclear Power Company, Ltd., Class A	34,100	41,126
China New Higher Education Group, Ltd. (B)	42,000	13,222
China Nonferrous Mining Corp., Ltd.	93,000	64,604
China Northern Rare Earth Group High-Tech Company, Ltd., Class A	5,800	15,197
China Oilfield Services, Ltd., H Shares	62,000	54,560
9	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
China Oriental Group Company, Ltd.	84,000	$12,639
China Pacific Insurance Group Company, Ltd., H Shares	58,200	110,397
China Petroleum & Chemical Corp., H Shares	648,000	357,018
China Publishing & Media Company, Ltd.	18,100	20,141
China Railway Group, Ltd., H Shares	53,000	25,816
China Railway Signal & Communication Corp., Ltd., H Shares (B)	76,000	27,490
China Reinsurance Group Corp., H Shares	385,000	22,812
China Renaissance Holdings, Ltd. (A)(B)(D)	12,200	5,098
China Resources Double Crane Pharmaceutical Company, Ltd., Class A	8,100	22,112
China Resources Medical Holdings Company, Ltd.	33,500	18,256
China Resources Microelectronics, Ltd., Class A	2,665	15,847
China Resources Mixc Lifestyle Services, Ltd. (B)	14,400	43,399
China Resources Pharmaceutical Group, Ltd. (B)	65,000	43,962
China Resources Sanjiu Medical & Pharmaceutical Company, Ltd., Class A	3,200	24,468
China Risun Group, Ltd.	96,000	37,550
China Sanjiang Fine Chemicals Company, Ltd. (A)	41,000	5,234
China Shenhua Energy Company, Ltd., H Shares	49,000	188,537
China Shineway Pharmaceutical Group, Ltd.	17,000	19,136
China South Publishing & Media Group Company, Ltd., Class A	13,800	23,759
China Southern Airlines Company, Ltd., H Shares (A)	76,000	28,207
China State Construction Engineering Corp., Ltd., Class A	61,500	45,661
China Sunshine Paper Holdings Company, Ltd. (A)	42,000	11,049
China Suntien Green Energy Corp., Ltd., H Shares	59,000	22,416
China Taifeng Beddings Holdings, Ltd. (A)(D)	46,000	0
China Tianrui Group Cement Company, Ltd. (A)	25,000	18,330
China Tianying, Inc., Class A (A)	26,000	15,024
China Tourism Group Duty Free Corp., Ltd., H Shares (B)	2,000	19,585
China Tower Corp., Ltd., H Shares (B)	1,630,000	197,569
China TransInfo Technology Company, Ltd., Class A (A)	9,600	13,874
China Tungsten And Hightech Materials Company, Ltd., Class A	12,220	14,144
China Vanke Company, Ltd., H Shares	49,181	37,918
China West Construction Group Company, Ltd., Class A	18,900	17,360
China XLX Fertiliser, Ltd.	50,000	20,194
China Yangtze Power Company, Ltd., Class A	18,500	64,396
China Yongda Automobiles Services Holdings, Ltd.	52,000	15,793
China Yuhua Education Corp., Ltd. (A)(B)	88,000	6,370
China ZhengTong Auto Services Holdings, Ltd. (A)	72,500	2,177
China Zhenhua Group Science & Technology Company, Ltd., Class A	1,200	9,560
China Zheshang Bank Company, Ltd., H Shares	141,100	38,892
China Zhongwang Holdings, Ltd. (A)(D)	54,200	0
Chinasoft International, Ltd. (A)	110,000	71,547
Chinese Universe Publishing and Media Group Company, Ltd., Class A	14,100	30,111
Chlitina Holding, Ltd.	2,000	12,064
Chongqing Brewery Company, Ltd., Class A	1,100	9,985
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	10

	Shares	Value
China (continued)
Chongqing Changan Automobile Company, Ltd., Class A	15,430	$31,887
Chongqing Department Store Company, Ltd., Class A	6,300	26,276
Chongqing Fuling Electric Power Industrial Company, Ltd., Class A	12,816	21,688
Chongqing Fuling Zhacai Group Company, Ltd., Class A	8,970	17,555
Chongqing Gas Group Corp., Ltd., Class A	19,600	16,109
Chongqing Rural Commercial Bank Company, Ltd., H Shares	95,000	38,311
Chongqing Sanfeng Environment Group Corp., Ltd., Class A	20,200	20,546
Chongqing Zhifei Biological Products Company, Ltd., Class A	3,750	27,857
Chow Tai Seng Jewellery Company, Ltd., Class A	5,100	13,087
CIFI Ever Sunshine Services Group, Ltd.	44,000	8,049
CITIC Securities Company, Ltd., H Shares	24,075	44,502
CITIC, Ltd.	86,923	87,442
CMGE Technology Group, Ltd. (A)	116,000	14,358
CMOC Group, Ltd., H Shares	60,000	37,014
CNFinance Holdings, Ltd., ADR (A)	696	1,602
CNNC Hua Yuan Titanium Dioxide Company, Ltd., Class A	17,402	10,279
CNOOC Energy Technology & Services, Ltd., Class A	49,100	22,637
CNSIG Inner Mongolia Chemical Industry Company, Ltd., Class A	11,310	12,207
COFCO Biotechnology Company, Ltd., Class A	14,100	12,231
COFCO Joycome Foods, Ltd. (A)	124,000	24,222
Consun Pharmaceutical Group, Ltd.	29,000	21,024
Contemporary Amperex Technology Company, Ltd., Class A	6,620	150,001
COSCO SHIPPING Development Company, Ltd., H Shares	181,000	18,939
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	50,000	47,306
COSCO SHIPPING Holdings Company, Ltd., H Shares	112,450	121,057
CPMC Holdings, Ltd.	53,000	47,378
CRRC Corp., Ltd., H Shares	44,000	22,654
CSC Financial Company, Ltd., H Shares (B)	31,000	24,969
CSG Holding Company, Ltd., Class A	18,200	14,399
CSPC Pharmaceutical Group, Ltd.	321,680	250,540
CT Environmental Group, Ltd. (A)(D)	154,000	0
CTS International Logistics Corp., Ltd., Class A	16,100	16,930
Daan Gene Company, Ltd., Class A	9,040	11,104
Dalipal Holdings, Ltd.	18,000	10,694
Daqin Railway Company, Ltd., Class A	20,200	20,950
DaShenLin Pharmaceutical Group Company, Ltd., Class A	2,304	7,610
Datang International Power Generation Company, Ltd., H Shares	132,000	21,425
DeHua TB New Decoration Materials Company, Ltd., Class A	12,600	17,470
Deppon Logistics Company, Ltd., Class A (A)	9,500	19,531
DHC Software Company, Ltd., Class A	18,500	14,823
Dian Diagnostics Group Company, Ltd., Class A	5,300	14,137
Do-Fluoride New Materials Company, Ltd., Class A	4,200	7,720
Dongfang Electric Corp., Ltd., H Shares	18,600	20,562
Dongfeng Motor Group Company, Ltd., H Shares	104,000	44,487
11	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
Dongguan Aohai Technology Company, Ltd., Class A	5,600	$24,062
Dongxing Securities Company, Ltd., Class A	17,600	20,745
Dongyue Group, Ltd.	86,000	76,979
DouYu International Holdings, Ltd., ADR (A)	3,157	2,375
Dynagreen Environmental Protection Group Company, Ltd., H Shares	26,000	8,342
East Money Information Company, Ltd., Class A	11,208	21,811
E-Commodities Holdings, Ltd.	44,000	9,419
Ecovacs Robotics Company, Ltd., Class A	900	4,661
Edifier Technology Company, Ltd., Class A	10,100	19,141
Edvantage Group Holdings, Ltd.	25,794	8,940
EEKA Fashion Holdings, Ltd.	14,000	24,275
Electric Connector Technology Company, Ltd., Class A	4,200	21,512
ENN Energy Holdings, Ltd.	14,300	116,114
ENN Natural Gas Company, Ltd., Class A	8,000	20,813
Eoptolink Technology, Inc., Ltd., Class A	3,920	32,790
Eternal Asia Supply Chain Management, Ltd., Class A	11,300	6,279
Eve Energy Company, Ltd., Class A	1,500	7,974
Everbright Securities Company, Ltd., H Shares (B)	9,800	6,586
Everest Medicines, Ltd. (A)(B)	8,000	24,604
Fangda Special Steel Technology Company, Ltd., Class A (A)	16,500	10,224
FAW Jiefang Group Company, Ltd., Class A (A)	12,100	14,723
Fiberhome Telecommunication Technologies Company, Ltd., Class A	7,700	19,304
Fibocom Wireless, Inc., Class A	2,700	6,132
FIH Mobile, Ltd. (A)	143,000	8,847
Financial Street Holdings Company, Ltd., Class A	29,000	13,801
FinVolution Group, ADR	9,793	51,217
First Capital Securities Company, Ltd., Class A	24,700	19,646
First Tractor Company, Ltd., H Shares	28,000	21,862
Flat Glass Group Company, Ltd., H Shares	16,000	29,580
Focus Media Information Technology Company, Ltd., Class A	32,100	28,038
Foshan Haitian Flavouring & Food Company, Ltd., Class A	4,556	25,652
Fosun International, Ltd.	73,693	42,516
Foxconn Industrial Internet Company, Ltd., Class A	22,500	58,453
Fu Shou Yuan International Group, Ltd.	74,000	48,333
Fufeng Group, Ltd.	78,000	47,820
Fuguiniao Company, Ltd., H Shares (A)(D)	116,600	0
Fujian Funeng Company, Ltd., Class A	11,830	15,113
Fujian Star-net Communication Company, Ltd., Class A	6,500	15,037
Fujian Sunner Development Company, Ltd., Class A	5,400	12,200
Fuyao Glass Industry Group Company, Ltd., H Shares (B)	11,600	58,144
Gan & Lee Pharmaceuticals Company, Ltd., Class A (A)	3,500	20,841
Ganfeng Lithium Group Company, Ltd., H Shares (B)	10,440	34,586
Gansu Shangfeng Cement Company, Ltd., Class A	7,560	8,044
G-bits Network Technology Xiamen Company, Ltd., Class A	500	15,079
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	12

	Shares	Value
China (continued)
GCL Energy Technology Company, Ltd., Class A	9,200	$12,863
GD Power Development Company, Ltd., Class A	35,900	23,357
GDS Holdings, Ltd., ADR (A)	1,617	11,044
GDS Holdings, Ltd., Class A (A)	28,000	23,726
Genertec Universal Medical Group Company, Ltd. (B)	51,500	28,239
GF Securities Company, Ltd., H Shares	14,600	15,677
Giant Network Group Company, Ltd., Class A	5,600	8,792
GigaDevice Semiconductor, Inc., Class A	1,000	10,179
Ginlong Technologies Company, Ltd., Class A	900	8,139
GoerTek, Inc., Class A	6,200	14,352
Goldwind Science & Technology Company, Ltd., H Shares	25,498	9,700
GOME Retail Holdings, Ltd. (A)	247,000	1,259
GoodWe Technologies Company, Ltd., Class A	772	11,625
Grandblue Environment Company, Ltd., Class A	8,200	18,318
Grandjoy Holdings Group Company, Ltd., Class A (A)	40,200	15,775
Great Wall Motor Company, Ltd., H Shares	30,000	33,860
Greatview Aseptic Packaging Company, Ltd. (A)	54,000	13,143
Gree Electric Appliances, Inc. of Zhuhai, Class A	6,400	34,698
Greentown China Holdings, Ltd.	49,000	39,180
Greentown Management Holdings Company, Ltd. (B)	24,000	15,108
Greentown Service Group Company, Ltd.	80,000	28,743
Guangdong Create Century Intelligent Equipment Group Corp., Ltd., Class A (A)	13,400	9,802
Guangdong Haid Group Company, Ltd., Class A	2,700	16,160
Guangdong Hybribio Biotech Company, Ltd., Class A	10,200	10,452
Guangdong Kinlong Hardware Products Company, Ltd., Class A	900	4,665
Guangdong Provincial Expressway Development Company, Ltd., Class A	11,700	15,646
Guangdong Tapai Group Company, Ltd., Class A	17,900	18,097
Guangdong Xinbao Electrical Appliances Holdings Company, Ltd., Class A	5,500	11,157
Guanghui Energy Company, Ltd., Class A	12,900	13,429
Guangshen Railway Company, Ltd., H Shares (A)	137,200	28,375
Guangzhou Automobile Group Company, Ltd., H Shares	82,000	35,481
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., H Shares	12,000	31,263
Guangzhou Kingmed Diagnostics Group Company, Ltd., Class A	1,200	10,024
Guangzhou Restaurant Group Company, Ltd., Class A	7,700	19,767
Guangzhou Shiyuan Electronic Technology Company, Ltd., Class A	1,000	5,445
Guangzhou Tinci Materials Technology Company, Ltd., Class A	4,800	13,767
Guangzhou Wondfo Biotech Company, Ltd., Class A	3,500	13,143
Guizhou Bailing Group Pharmaceutical Company, Ltd., Class A (A)	18,500	19,966
Guizhou Panjiang Refined Coal Company, Ltd., Class A	15,400	13,064
Guosen Securities Company, Ltd., Class A	12,000	14,365
Guotai Junan Securities Company, Ltd., H Shares (B)	9,000	10,360
Guoyuan Securities Company, Ltd., Class A	20,800	20,147
H World Group, Ltd.	32,600	120,269
Haichang Ocean Park Holdings, Ltd. (A)(B)	98,000	9,399
13	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
Haidilao International Holding, Ltd. (B)	36,000	$65,469
Haier Smart Home Company, Ltd., H Shares	41,600	125,992
Hainan Haide Capital Management Company, Ltd., Class A	7,700	10,783
Hainan Meilan International Airport Company, Ltd., H Shares (A)	7,000	6,593
Hainan Poly Pharm Company, Ltd., Class A	5,500	14,527
Haitian International Holdings, Ltd.	30,000	75,962
Haitong Securities Company, Ltd., H Shares	60,000	29,784
Hang Zhou Great Star Industrial Company, Ltd., Class A	5,300	15,993
Hangcha Group Company, Ltd., Class A	8,200	33,921
Hangjin Technology Company, Ltd., Class A	2,100	8,523
Hangzhou First Applied Material Company, Ltd., Class A	1,960	7,570
Hangzhou Lion Microelectronics Company, Ltd., Class A	2,400	7,895
Hangzhou Oxygen Plant Group Company, Ltd., Class A	3,300	12,836
Hangzhou Robam Appliances Company, Ltd., Class A	3,800	13,176
Hangzhou Silan Microelectronics Company, Ltd., Class A	2,600	7,544
Hangzhou Tigermed Consulting Company, Ltd., H Shares (B)	6,400	22,231
Han’s Laser Technology Industry Group Company, Ltd., Class A	1,800	4,963
Hansoh Pharmaceutical Group Company, Ltd. (B)	14,000	24,676
Haohua Chemical Science & Technology Company, Ltd., Class A	5,500	26,041
Harbin Bank Company, Ltd., H Shares (A)(B)	190,000	5,771
Harbin Electric Company, Ltd., H Shares	44,000	13,406
Harmonicare Medical Holdings, Ltd. (A)(B)(D)	44,000	0
HBIS Resources Company, Ltd., Class A	11,900	25,831
Hebei Hengshui Laobaigan Liquor Company, Ltd., Class A	5,400	14,125
Hefei Meiya Optoelectronic Technology, Inc., Class A	4,420	11,855
Hello Group, Inc., ADR	12,567	82,817
Henan Mingtai Al Industrial Company, Ltd., Class A	10,900	15,894
Henan Shenhuo Coal & Power Company, Ltd., Class A	4,300	10,995
Henan Shuanghui Investment & Development Company, Ltd., Class A	7,600	30,822
Hengan International Group Company, Ltd.	34,500	106,336
Hengdian Group DMEGC Magnetics Company, Ltd., Class A	9,600	19,146
Hengli Petrochemical Company, Ltd., Class A (A)	18,000	31,856
Hengtong Optic-electric Company, Ltd., Class A	9,000	15,294
Hengyi Petrochemical Company, Ltd., Class A (A)	12,200	11,715
Hesteel Company, Ltd., Class A	67,200	20,340
Hisense Home Appliances Group Company, Ltd., H Shares	11,000	34,829
Hithink RoyalFlush Information Network Company, Ltd., Class A	1,100	20,910
HLA Group Corp., Ltd., Class A	10,700	12,816
Horizon Construction Development, Ltd. (A)	2,518	780
HOSA International, Ltd. (A)(D)	86,000	0
Hoyuan Green Energy Company, Ltd., Class A	1,956	7,562
Hua Hong Semiconductor, Ltd. (A)(B)	28,000	60,011
Huadian Power International Corp., Ltd., H Shares	42,000	20,288
Huadong Medicine Company, Ltd., Class A	2,300	10,730
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	14

	Shares	Value
China (continued)
Huafon Chemical Company, Ltd., Class A	10,200	$9,666
Huagong Tech Company, Ltd., Class A	6,400	28,244
Huaibei Mining Holdings Company, Ltd., Class A	10,700	28,108
Hualan Biological Engineering, Inc., Class A	4,900	13,415
Huaneng Power International, Inc., H Shares (A)	74,000	41,504
Huapont Life Sciences Company, Ltd., Class A	13,300	8,314
Huatai Securities Company, Ltd., H Shares (B)	25,800	30,452
Huaxia Bank Company, Ltd., Class A	26,300	23,167
Huaxin Cement Company, Ltd., Class A	6,500	12,247
Huaxin Cement Company, Ltd., H Shares	8,700	7,439
Huayu Automotive Systems Company, Ltd., Class A	5,700	13,816
Hubei Jumpcan Pharmaceutical Company, Ltd., Class A	5,200	26,757
Hubei Xingfa Chemicals Group Company, Ltd., Class A	2,700	6,908
Huishang Bank Corp., Ltd., H Shares	40,200	12,045
Huizhou Desay Sv Automotive Company, Ltd., Class A	1,600	22,737
Humanwell Healthcare Group Company, Ltd., Class A	6,900	21,085
Hunan Gold Corp., Ltd., Class A	12,000	19,542
Hunan Valin Steel Company, Ltd., Class A	12,600	9,944
Hundsun Technologies, Inc., Class A	2,860	9,689
HUYA, Inc., ADR (A)	3,655	12,793
Hygeia Healthcare Holdings Company, Ltd. (B)	11,000	41,292
Hywin Holdings, Ltd. (A)	1,054	1,412
iDreamSky Technology Holdings, Ltd. (A)(B)	70,400	18,222
IEIT Systems Company, Ltd., Class A	2,600	13,484
Iflytek Company, Ltd., Class A	2,300	15,811
IKD Company, Ltd., Class A	8,300	23,784
I-Mab, ADR (A)	2,049	3,647
Imeik Technology Development Company, Ltd., Class A	800	36,389
Industrial & Commercial Bank of China, Ltd., H Shares	606,000	310,643
Industrial Bank Company, Ltd., Class A	30,300	70,026
Industrial Securities Company, Ltd., Class A	20,410	16,469
Infore Environment Technology Group Company, Ltd., Class A	31,100	20,818
Ingdan, Inc. (B)	44,000	6,214
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A (A)	39,800	8,519
Inner Mongolia Dian Tou Energy Corp., Ltd., Class A	8,400	19,337
Inner Mongolia ERDOS Resources Company, Ltd., Class A	10,780	15,747
Inner Mongolia Junzheng Energy & Chemical Industry Group Company, Ltd., Class A	16,800	9,075
Inner Mongolia Xingye Mining Company, Ltd., Class A	17,700	22,235
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	8,900	35,006
Inner Mongolia Yuan Xing Energy Company, Ltd., Class A	21,800	18,281
InnoCare Pharma, Ltd. (A)(B)	28,000	18,428
Innovent Biologics, Inc. (A)(B)	5,500	29,660
Intco Medical Technology Company, Ltd., Class A	2,280	6,700
15	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
iQIYI, Inc., ADR (A)	11,136	$41,092
JA Solar Technology Company, Ltd., Class A	9,224	24,004
Jade Bird Fire Company, Ltd., Class A	4,680	9,372
Jafron Biomedical Company, Ltd., Class A	2,200	6,132
Jason Furniture Hangzhou Company, Ltd., Class A	2,730	14,201
JCET Group Company, Ltd., Class A	8,300	30,181
JD Health International, Inc. (A)(B)	14,300	53,934
JD.com, Inc., Class A	25,288	285,398
Jiangling Motors Corp., Ltd., Class A	8,300	30,367
Jiangsu Azure Corp., Class A	7,800	8,402
Jiangsu Changshu Rural Commercial Bank Company, Ltd., Class A	20,900	20,486
Jiangsu Eastern Shenghong Company, Ltd., Class A	8,200	11,958
Jiangsu Expressway Company, Ltd., H Shares	40,000	41,088
Jiangsu Guomao Reducer Company, Ltd., Class A	7,800	14,530
Jiangsu Guotai International Group Company, Ltd., Class A	17,600	17,178
Jiangsu Hengli Hydraulic Company, Ltd., Class A	1,000	7,888
Jiangsu Hengrui Pharmaceuticals Company, Ltd., Class A	5,400	31,927
Jiangsu Jiejie Microelectronics Company, Ltd., Class A	8,500	16,888
Jiangsu King’s Luck Brewery JSC, Ltd., Class A	1,400	10,415
Jiangsu Lihua Animal Husbandry Stock Company, Ltd., Class A	7,020	18,887
Jiangsu Nhwa Pharmaceutical Company, Ltd., Class A	2,700	9,445
Jiangsu Pacific Quartz Company, Ltd., Class A	1,200	13,305
Jiangsu Provincial Agricultural Reclamation and Development Corp., Class A	12,100	16,637
Jiangsu Shagang Company, Ltd., Class A	31,880	15,104
Jiangsu Shuangxing Color Plastic New Materials Company, Ltd., Class A	3,900	3,556
Jiangsu Sopo Chemical Company, Class A	17,600	14,927
Jiangsu ToLand Alloy Company, Ltd., Class A	4,160	13,518
Jiangsu Yanghe Brewery Joint-Stock Company, Ltd., Class A	1,560	21,808
Jiangsu Yangnong Chemical Company, Ltd., Class A	780	5,924
Jiangsu Yuyue Medical Equipment & Supply Company, Ltd., Class A	3,800	18,884
Jiangsu Zhangjiagang Rural Commercial Bank Company, Ltd., Class A	31,000	17,536
Jiangsu Zhongtian Technology Company, Ltd., Class A	9,800	17,804
Jiangxi Copper Company, Ltd., H Shares	31,000	46,008
Jiangzhong Pharmaceutical Company, Ltd., Class A	9,900	31,869
Jilin Electric Power Company, Ltd., Class A	11,800	7,028
Jinan Acetate Chemical Company, Ltd.	1,141	34,988
Jingjin Equipment, Inc., Class A	3,220	9,006
Jinke Smart Services Group Company, Ltd., H Shares (A)	11,200	13,230
JinkoSolar Holding Company, Ltd., ADR	1,682	45,481
Jinmao Property Services Company, Ltd.	4,350	1,277
Jinxin Fertility Group, Ltd. (A)(B)	69,000	21,382
JiuGui Liquor Company, Ltd., Class A	600	5,069
Jiumaojiu International Holdings, Ltd. (B)	41,000	28,458
Jizhong Energy Resources Company, Ltd., Class A	11,400	12,881
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	16

	Shares	Value
China (continued)
JNBY Design, Ltd.	10,500	$20,066
Joincare Pharmaceutical Group Industry Company, Ltd., Class A	10,800	18,078
Joinn Laboratories China Company, Ltd., Class A	2,744	6,946
Jointown Pharmaceutical Group Company, Ltd., Class A	9,595	10,867
Jonjee Hi-Tech Industrial And Commercial Holding Company, Ltd., Class A (A)	4,400	15,449
Joyoung Company, Ltd., Class A	7,900	12,629
Juewei Food Company, Ltd., Class A	2,000	6,244
Kangji Medical Holdings, Ltd.	12,000	9,769
Kasen International Holdings, Ltd. (A)	50,000	1,868
Kehua Data Company, Ltd., Class A	3,700	12,886
Keshun Waterproof Technologies Company, Ltd., Class A	14,160	10,167
Kingsoft Corp., Ltd.	29,400	81,692
KPC Pharmaceuticals, Inc., Class A	12,300	34,238
Kuaishou Technology (A)(B)	5,600	31,623
Kunlun Tech Company, Ltd., Class A (A)	3,800	21,353
Kunshan Dongwei Technology Company, Ltd., Class A	2,017	10,814
Kunshan Kinglai Hygienic Materials Company, Ltd., Class A	4,140	16,114
Kweichow Moutai Company, Ltd., Class A	1,200	282,022
KWG Group Holdings, Ltd. (A)	74,012	4,185
KWG Living Group Holdings, Ltd. (A)	58,006	3,538
Lakala Payment Company, Ltd., Class A (A)	3,500	7,031
Lao Feng Xiang Company, Ltd., Class A	2,600	24,894
Laobaixing Pharmacy Chain JSC, Class A	4,030	17,162
LB Group Company, Ltd., Class A	7,298	19,024
Legend Holdings Corp., H Shares (B)	31,600	26,341
Lemtech Holdings Company, Ltd.	5,000	16,845
Lenovo Group, Ltd.	254,000	280,601
Lens Technology Company, Ltd., Class A	15,000	25,214
Lepu Medical Technology Beijing Company, Ltd., Class A	3,100	6,497
Leyard Optoelectronic Company, Ltd., Class A	18,500	13,638
Li Auto, Inc., Class A (A)	3,500	79,877
Li Ning Company, Ltd.	76,000	188,032
Lianhe Chemical Technology Company, Ltd., Class A	9,600	8,276
Lier Chemical Company, Ltd., Class A	11,400	15,760
Lifetech Scientific Corp. (A)	100,000	25,359
Lingyi iTech Guangdong Company, Class A	20,100	15,328
Link Motion, Inc., ADR (A)(D)	6,959	964
Livzon Pharmaceutical Group, Inc., H Shares	6,300	22,058
Longfor Group Holdings, Ltd. (B)	84,000	105,210
LONGi Green Energy Technology Company, Ltd., Class A	10,360	30,554
Longshine Technology Group Company, Ltd., Class A	6,000	10,639
Lonking Holdings, Ltd.	122,000	20,499
Luenmei Quantum Company, Ltd., Class A	19,700	16,746
Luoniushan Company, Ltd., Class A	20,700	15,200
17	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
Luxi Chemical Group Company, Ltd., Class A	6,100	$8,418
Luxshare Precision Industry Company, Ltd., Class A	7,600	29,135
Luye Pharma Group, Ltd. (A)(B)	57,000	21,053
Luzhou Laojiao Company, Ltd., Class A	1,300	31,581
Maanshan Iron & Steel Company, Ltd., H Shares	54,000	8,194
Maccura Biotechnology Company, Ltd., Class A	6,800	12,067
Mango Excellent Media Company, Ltd., Class A	4,800	16,512
Maoyan Entertainment (A)(B)	9,000	9,924
Maxscend Microelectronics Company, Ltd., Class A	621	9,277
Mayinglong Pharmaceutical Group Company, Ltd., Class A	6,300	20,462
Meitu, Inc. (A)(B)	105,500	34,720
Meituan, Class B (A)(B)	33,530	340,402
Metallurgical Corp. of China, Ltd., H Shares	93,000	18,745
Midea Real Estate Holding, Ltd. (B)	25,200	14,039
Milkyway Intelligent Supply Chain Service Group Company, Ltd., H Shares	1,500	10,142
Ming Yang Smart Energy Group, Ltd., Class A	5,300	7,515
Ming Yuan Cloud Group Holdings, Ltd. (A)	53,000	15,107
MINISO Group Holding, Ltd.	7,200	33,092
Minth Group, Ltd.	34,000	57,797
MLS Company, Ltd., Class A	9,400	9,859
Muyuan Foods Company, Ltd., Class A	8,009	42,747
Nanjing Hanrui Cobalt Company, Ltd., Class A	3,767	12,341
Nanjing Iron & Steel Company, Ltd., Class A	35,100	20,713
Nanjing King-Friend Biochemical Pharmaceutical Company, Ltd., Class A	6,890	13,720
Nanjing Yunhai Special Metals Company, Ltd., Class A	6,100	14,141
NARI Technology Company, Ltd., Class A	7,344	23,644
NAURA Technology Group Company, Ltd., Class A	400	15,793
Nayuki Holdings, Ltd. (A)	23,000	9,025
NetDragon Websoft Holdings, Ltd.	14,000	20,114
NetEase, Inc.	14,800	321,494
New China Life Insurance Company, Ltd., H Shares	30,500	58,592
New Hope Liuhe Company, Ltd., Class A (A)	12,100	14,873
Newland Digital Technology Company, Ltd., Class A	10,900	29,237
Ninestar Corp., Class A	2,900	9,447
Ningbo Huaxiang Electronic Company, Ltd., Class A	8,300	14,529
Ningbo Joyson Electronic Corp., Class A	7,800	18,022
Ningbo Orient Wires & Cables Company, Ltd., Class A	2,000	10,765
Ningbo Ronbay New Energy Technology Company, Ltd., Class A	774	3,342
Ningbo Tuopu Group Company, Ltd., Class A	2,200	17,902
Ningbo Xusheng Group Company, Ltd., Class A	6,500	13,921
Ningbo Zhoushan Port Company, Ltd., Class A	44,100	21,705
Ningxia Baofeng Energy Group Company, Ltd., Class A	17,400	36,854
NIO, Inc., Class A (A)	5,820	33,317
Nongfu Spring Company, Ltd., H Shares (B)	14,000	79,167
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	18

	Shares	Value
China (continued)
Norinco International Cooperation, Ltd., Class A	14,200	$22,115
North Huajin Chemical Industries Company, Ltd., Class A	21,100	14,932
Northeast Securities Company, Ltd., Class A	21,275	21,194
Oppein Home Group, Inc., Class A	600	5,783
Opple Lighting Company, Ltd., Class A	5,700	12,992
ORG Technology Company, Ltd., Class A	28,627	16,978
Orient Securities Company, Ltd., H Shares (B)	29,200	12,367
Oriental Energy Company, Ltd., Class A (A)	12,700	17,760
Ovctek China, Inc., Class A	900	2,573
Pangang Group Vanadium Titanium & Resources Company, Ltd., Class A (A)	20,000	8,849
Peijia Medical, Ltd. (A)(B)	37,000	24,065
Pengdu Agriculture & Animal Husbandry Company, Ltd., Class A (A)	39,200	7,464
PetroChina Company, Ltd., H Shares	558,000	437,646
Pharmaron Beijing Company, Ltd., H Shares (B)	9,750	13,021
PhiChem Corp., Class A	7,000	12,955
PICC Property & Casualty Company, Ltd., H Shares	154,894	211,759
Ping An Bank Company, Ltd., Class A	35,500	52,145
Ping An Healthcare and Technology Company, Ltd. (A)(B)	32,500	50,191
Ping An Insurance Group Company of China, Ltd., H Shares	171,000	760,466
Pingdingshan Tianan Coal Mining Company, Ltd., Class A	9,400	18,101
Poly Developments and Holdings Group Company, Ltd., Class A	10,800	14,624
Poly Property Services Company, Ltd., H Shares	7,000	25,109
Pop Mart International Group, Ltd. (B)	12,800	31,910
Postal Savings Bank of China Company, Ltd., H Shares (B)	158,000	83,009
Power Construction Corp. of China, Ltd., Class A	17,500	12,415
Pylon Technologies Company, Ltd., Class A	1,006	11,833
Q Technology Group Company, Ltd. (A)	42,000	16,530
Qifu Technology, Inc., ADR	6,192	95,666
Qingdao Haier Biomedical Company, Ltd., Class A	1,837	7,992
Qingdao Sentury Tire Company, Ltd., Class A (A)	4,300	18,754
Qinghai Salt Lake Industry Company, Ltd., Class A (A)	8,600	19,300
Qingling Motors Company, Ltd., H Shares (A)	34,000	2,865
Qinhuangdao Port Company, Ltd., H Shares	85,000	16,606
Qudian, Inc., ADR (A)	10,141	24,845
Quectel Wireless Solutions Company, Ltd., Class A	1,386	7,825
Qunxing Paper Holdings Company, Ltd. (A)(D)	969,268	0
Rainbow Digital Commercial Company, Ltd., Class A	22,700	14,829
Red Star Macalline Group Corp., Ltd., H Shares (B)	15,268	3,268
Redco Properties Group, Ltd. (A)(B)(D)	46,000	5,079
Rianlon Corp., Class A	3,200	10,814
Risen Energy Company, Ltd., Class A	8,100	18,183
Riyue Heavy Industry Company, Ltd., Class A	11,700	17,515
Rongsheng Petrochemical Company, Ltd., Class A	17,000	24,216
Roshow Technology Company, Ltd., Class A (A)	17,700	13,772
19	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
SAIC Motor Corp., Ltd., Class A	6,500	$13,498
Sailun Group Company, Ltd., Class A	9,200	18,420
Sanquan Food Company, Ltd., Class A	7,100	12,232
Sansteel Minguang Company, Ltd., Class A	23,000	11,754
Sansure Biotech, Inc., Class A	3,253	9,866
Sany Heavy Equipment International Holdings Company, Ltd.	39,000	30,157
Sany Heavy Industry Company, Ltd., Class A	11,800	22,808
Satellite Chemical Company, Ltd., Class A (A)	9,402	21,624
Seazen Group, Ltd. (A)	134,095	18,914
Seazen Holdings Company, Ltd., Class A (A)	5,600	8,063
S-Enjoy Service Group Company, Ltd. (A)	12,000	4,664
SF Holding Company, Ltd., Class A	7,500	39,845
SG Micro Corp., Class A	390	3,833
Shaanxi Coal Industry Company, Ltd., Class A	20,400	73,076
Shan Xi Hua Yang Group New Energy Company, Ltd., Class A	16,050	22,564
Shandong Bohui Paper Industrial Company, Ltd., Class A	20,300	16,027
Shandong Buchang Pharmaceuticals Company, Ltd., Class A	6,700	16,017
Shandong Chenming Paper Holdings, Ltd., H Shares (A)	19,376	4,430
Shandong Dongyue Organosilicon Material Company, Ltd., Class A	11,900	12,741
Shandong Gold Mining Company, Ltd., H Shares (B)	11,250	17,776
Shandong Head Group Company, Ltd., Class A	4,500	10,089
Shandong Hi-Speed Road & Bridge Company, Ltd., Class A	20,400	15,926
Shandong Hualu Hengsheng Chemical Company, Ltd., Class A	3,800	14,501
Shandong Humon Smelting Company, Ltd., Class A (A)	12,100	16,043
Shandong Jincheng Pharmaceutical Group Company, Ltd., Class A	6,400	12,909
Shandong Linglong Tyre Company, Ltd., Class A	2,000	6,150
Shandong Nanshan Aluminum Company, Ltd., Class A	40,700	17,532
Shandong Pharmaceutical Glass Company, Ltd., Class A	3,900	14,262
Shandong Sun Paper Industry JSC, Ltd., Class A	12,200	24,117
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	118,000	77,024
Shanghai Aiko Solar Energy Company, Ltd., Class A	7,200	15,117
Shanghai AtHub Company, Ltd., Class A	7,840	19,804
Shanghai Bailian Group Company, Ltd., Class A	10,200	13,012
Shanghai Bairun Investment Holding Group Company, Ltd., Class A	3,080	8,599
Shanghai Baolong Automotive Corp., Class A	2,500	16,809
Shanghai Baosight Software Company, Ltd., Class A	1,560	10,148
Shanghai Chinafortune Company, Ltd., Class A	12,900	26,427
Shanghai Construction Group Company, Ltd., Class A	37,800	12,860
Shanghai Electric Group Company, Ltd., H Shares (A)	92,000	18,397
Shanghai Electric Power Company, Ltd., Class A	18,000	20,850
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	7,000	12,613
Shanghai Fudan Microelectronics Group Company, Ltd., H Shares	12,000	21,250
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Company, Ltd., H Shares	28,000	8,140
Shanghai Fullhan Microelectronics Company, Ltd., Class A	3,100	15,495
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	20

	Shares	Value
China (continued)
Shanghai Haohai Biological Technology Company, Ltd., H Shares (B)	1,700	$7,976
Shanghai INT Medical Instruments Company, Ltd.	3,800	13,539
Shanghai Jinjiang International Hotels Company, Ltd., Class A	3,000	12,098
Shanghai Liangxin Electrical Company, Ltd., Class A	9,200	9,766
Shanghai M&G Stationery, Inc., Class A	1,400	6,925
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	28,000	45,027
Shanghai Pudong Development Bank Company, Ltd., Class A	34,500	34,246
Shanghai Putailai New Energy Technology Company, Ltd., Class A	6,710	17,496
Shanghai RAAS Blood Products Company, Ltd., Class A	25,700	25,685
Shanghai Runda Medical Technology Company, Ltd., Class A	4,600	11,508
Shanghai Rural Commercial Bank Company, Ltd., Class A	26,400	23,658
Shanghai Waigaoqiao Free Trade Zone Group Company, Ltd., Class A	11,700	15,827
Shanghai Wanye Enterprises Company, Ltd., Class A	5,400	10,228
Shanghai Yuyuan Tourist Mart Group Company, Ltd., Class A	13,300	12,206
Shanghai Zhangjiang High-Tech Park Development Company, Ltd., Class A	1,556	4,314
Shanxi Blue Flame Holding Company, Ltd., Class A	18,500	16,408
Shanxi Coking Coal Energy Group Company, Ltd., Class A	19,800	32,031
Shanxi Coking Company, Ltd., Class A	26,400	18,188
Shanxi Lu’an Environmental Energy Development Company, Ltd., Class A	10,400	37,346
Shanxi Meijin Energy Company, Ltd., Class A (A)	11,100	10,588
Shanxi Taigang Stainless Steel Company, Ltd., Class A	18,300	9,638
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., Class A	1,500	48,380
Shede Spirits Company, Ltd., Class A	1,300	14,614
Shenghe Resources Holding Company, Ltd., Class A	10,400	13,072
Shengyi Technology Company, Ltd., Class A	6,200	14,760
Shennan Circuits Company, Ltd., Class A	1,800	17,543
Shenzhen Airport Company, Ltd., Class A (A)	20,000	18,156
Shenzhen Aisidi Company, Ltd., Class A	16,700	21,334
Shenzhen Capchem Technology Company, Ltd., Class A	3,200	18,062
Shenzhen Desay Battery Technology Company, Class A	4,420	14,039
Shenzhen Dynanonic Company, Ltd., Class A	576	3,438
Shenzhen Energy Group Company, Ltd., Class A	25,100	22,978
Shenzhen Everwin Precision Technology Company, Ltd., Class A (A)	6,800	9,235
Shenzhen Expressway Corp., Ltd., H Shares	20,000	17,589
Shenzhen Gas Corp., Ltd., Class A	18,500	17,485
Shenzhen H&T Intelligent Control Company, Ltd., Class A	8,000	13,894
Shenzhen Huaqiang Industry Company, Ltd., Class A	12,100	16,537
Shenzhen Inovance Technology Company, Ltd., Class A	3,100	27,196
Shenzhen Jinjia Group Company, Ltd., Class A	15,600	10,488
Shenzhen Kaifa Technology Company, Ltd., Class A	9,800	19,402
Shenzhen Kangtai Biological Products Company, Ltd., Class A	2,720	9,157
Shenzhen Kedali Industry Company, Ltd., Class A	1,800	18,266
Shenzhen Kingkey Smart Agriculture Times Company, Ltd., Class A	3,900	9,511
Shenzhen Megmeet Electrical Company, Ltd., Class A	5,100	16,856
21	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., Class A	1,200	$48,069
Shenzhen MTC Company, Ltd., Class A	35,500	26,853
Shenzhen New Industries Biomedical Engineering Company, Ltd., Class A	3,000	33,738
Shenzhen Overseas Chinese Town Company, Ltd., Class A (A)	19,500	8,306
Shenzhen Salubris Pharmaceuticals Company, Ltd., Class A	5,100	20,672
Shenzhen SC New Energy Technology Corp., Class A	1,400	12,569
Shenzhen Senior Technology Material Company, Ltd., Class A	6,400	10,892
Shenzhen Sunlord Electronics Company, Ltd., Class A	5,400	20,579
Shenzhen Sunway Communication Company, Ltd., Class A	9,500	26,525
Shenzhen Tagen Group Company, Ltd., Class A	22,300	14,428
Shenzhen Topband Company, Ltd., Class A	13,300	16,142
Shenzhen Transsion Holdings Company, Ltd., Class A	1,025	22,635
Shenzhen Woer Heat-Shrinkable Material Company, Ltd., Class A	17,500	16,591
Shenzhen Zhongjin Lingnan Nonfemet Company, Ltd., Class A	35,900	21,517
Shenzhou International Group Holdings, Ltd.	6,800	55,777
Shijiazhuang Yiling Pharmaceutical Company, Ltd., Class A	7,800	23,247
Shinghwa Advanced Material Group Company, Ltd., Class A	800	4,200
Shui On Land, Ltd.	244,567	22,133
Sichuan Development Lomon Company, Ltd., Class A	12,800	12,359
Sichuan Hebang Biotechnology Company, Ltd., Class A	30,000	10,247
Sichuan Kelun Pharmaceutical Company, Ltd., Class A	7,800	29,701
Sichuan Road and Bridge Group Company, Ltd., Class A	16,660	18,886
Sichuan Swellfun Company, Ltd., Class A	1,200	8,359
Sichuan Teway Food Group Company, Ltd., Class A	6,500	11,078
Sichuan Yahua Industrial Group Company, Ltd., Class A	7,600	12,059
Sieyuan Electric Company, Ltd., Class A	4,200	33,381
Sihuan Pharmaceutical Holdings Group, Ltd.	164,000	11,940
Silergy Corp.	3,000	39,585
Simcere Pharmaceutical Group, Ltd. (B)	17,000	12,084
Sinocare, Inc., Class A	5,500	17,897
Sinofibers Technology Company, Ltd., Class A	2,900	9,861
Sinoma International Engineering Company, Class A	18,000	28,027
Sinoma Science & Technology Company, Ltd., Class A	2,600	5,651
Sinomine Resource Group Company, Ltd., Class A	2,520	13,114
Sinopec Engineering Group Company, Ltd., H Shares	82,500	45,234
Sinopec Oilfield Service Corp., H Shares (A)	174,000	10,432
Sinopec Shanghai Petrochemical Company, Ltd., H Shares (A)	188,000	26,393
Sinopharm Group Company, Ltd., H Shares	52,000	145,519
Sinosoft Company, Ltd., Class A	3,500	14,419
Sinotrans, Ltd., H Shares	62,574	26,627
Sinotruk Hong Kong, Ltd.	12,555	33,214
Sinotruk Jinan Truck Company, Ltd., Class A	8,500	20,279
Skshu Paint Company, Ltd., Class A (A)	1,540	8,253
Skyworth Digital Company, Ltd.	12,400	20,168
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	22

	Shares	Value
China (continued)
Smoore International Holdings, Ltd. (B)	60,000	$41,710
SOHO China, Ltd. (A)	109,500	9,610
Songcheng Performance Development Company, Ltd., Class A	9,900	14,833
SooChow Securities Company, Ltd., Class A	9,900	10,032
Southwest Securities Company, Ltd., Class A	37,000	22,174
State Grid Information & Communication Company, Ltd., Class A	6,100	14,028
Sun King Technology Group, Ltd. (A)	54,000	7,857
Sunflower Pharmaceutical Group Company, Ltd., Class A	9,100	33,791
Sungrow Power Supply Company, Ltd., Class A	3,600	43,543
Sunny Optical Technology Group Company, Ltd.	12,700	81,736
Sunresin New Materials Company, Ltd., Class A	3,150	21,974
Sunwoda Electronic Company, Ltd., Class A	2,800	5,524
Suplet Power Company, Ltd., Class A	5,070	7,613
Suzhou Dongshan Precision Manufacturing Company, Ltd., Class A	6,400	13,304
SY Holdings Group, Ltd.	14,500	7,858
Taiji Computer Corp., Ltd., Class A	1,000	3,751
Tangshan Jidong Cement Company, Ltd., Class A	15,300	12,502
TangShan Port Group Company, Ltd., Class A	56,300	34,090
Tangshan Sanyou Chemical Industries Company, Ltd., Class A	8,800	6,386
Tasly Pharmaceutical Group Company, Ltd., Class A	11,500	26,898
Tayho Advanced Materials Group Company, Ltd., Class A	8,300	14,196
TBEA Company, Ltd., Class A	17,030	35,220
TCL Technology Group Corp., Class A (A)	56,650	35,610
TCL Zhonghuan Renewable Energy Technology Company, Ltd., Class A	14,200	26,661
Telling Telecommunication Holding Company, Ltd., Class A	13,500	15,836
Tencent Holdings, Ltd.	95,500	3,345,426
Tencent Music Entertainment Group, ADR (A)	3,498	36,624
Tenwow International Holdings, Ltd. (A)(D)	177,000	0
The People’s Insurance Company Group of China, Ltd., H Shares	73,000	24,317
Three’s Company Media Group Company, Ltd., Class A	1,450	11,636
Tian Di Science & Technology Company, Ltd., Class A	31,500	29,952
Tian Lun Gas Holdings, Ltd.	15,000	7,928
Tian Shan Development Holding, Ltd. (A)(D)	32,000	0
Tiande Chemical Holdings, Ltd.	48,000	7,277
Tiangong International Company, Ltd.	50,000	11,473
Tianjin 712 Communication & Broadcasting Company, Ltd., Class A	4,300	17,155
Tianjin Capital Environmental Protection Group Company, Ltd., H Shares	16,000	5,772
Tianjin Chase Sun Pharmaceutical Company, Ltd., Class A	35,800	19,744
Tianma Microelectronics Company, Ltd., Class A (A)	11,000	13,989
Tianneng Power International, Ltd.	36,700	33,086
Tianqi Lithium Corp.	4,600	23,373
Tianshui Huatian Technology Company, Ltd., Class A	20,000	22,721
Tibet Rhodiola Pharmaceutical Holding Company, Class A	4,000	25,085
Tingyi Cayman Islands Holding Corp.	58,000	64,499
23	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
Titan Wind Energy Suzhou Company, Ltd., Class A (A)	5,000	$6,937
Tofflon Science & Technology Group Company, Ltd., Class A	6,100	13,576
Toly Bread Company, Ltd., Class A	8,232	8,017
Tong Ren Tang Technologies Company, Ltd., H Shares	19,000	12,460
Tongcheng Travel Holdings, Ltd. (A)	23,600	59,329
Tongdao Liepin Group (A)	35,600	17,612
TongFu Microelectronics Company, Ltd., Class A	7,600	23,448
Tongkun Group Company, Ltd., Class A (A)	6,000	11,306
Tongling Nonferrous Metals Group Company, Ltd., Class A	29,300	13,328
Tongwei Company, Ltd., Class A	12,200	44,866
Topchoice Medical Corp., Class A (A)	600	5,468
Topsports International Holdings, Ltd. (B)	68,000	46,017
Transfar Zhilian Company, Ltd., Class A	12,300	7,907
TravelSky Technology, Ltd., H Shares	33,500	40,048
Trigiant Group, Ltd. (A)	82,000	4,181
Trina Solar Company, Ltd., Class A	2,106	7,334
Trip.com Group, Ltd., ADR (A)	5,891	261,973
Triumph New Energy Company, Ltd., H Shares (A)	12,000	8,110
Truking Technology, Ltd., Class A	9,200	11,592
Tsingtao Brewery Company, Ltd., H Shares	16,000	102,380
Tuniu Corp., ADR (A)	1,300	936
Unigroup Guoxin Microelectronics Company, Ltd., Class A (A)	1,759	17,461
Uni-President China Holdings, Ltd.	71,600	42,873
Unisplendour Corp., Ltd., Class A (A)	6,100	18,730
United Strength Power Holdings, Ltd. (A)	11,000	6,579
Universal Scientific Industrial Shanghai Company, Ltd., Class A	9,300	18,641
Valiant Company, Ltd., Class A	11,400	23,852
Vats Liquor Chain Store Management JSC, Ltd., Class A	3,800	8,914
Venus MedTech Hangzhou, Inc., H Shares (A)(B)(D)	6,000	3,015
Victory Giant Technology Huizhou Company, Ltd., Class A	8,100	24,469
Vipshop Holdings, Ltd., ADR (A)	9,570	184,223
Viva Biotech Holdings (A)(B)	93,000	7,003
VNET Group, Inc., ADR (A)	1,200	1,860
Walvax Biotechnology Company, Ltd., Class A	1,900	4,853
Wangneng Environment Company, Ltd., Class A	8,000	15,451
Wanguo International Mining Group, Ltd.	42,000	26,739
Wanhua Chemical Group Company, Ltd., Class A	4,800	52,900
Wanxiang Qianchao Company, Ltd., Class A	26,200	17,483
Weibo Corp., ADR	2,088	19,043
Weibo Corp., Class A	1,420	12,843
Weichai Power Company, Ltd., H Shares	43,600	85,821
Weihai Guangwei Composites Company, Ltd., Class A	5,600	21,290
Weimob, Inc. (A)(B)	87,000	23,296
Weiqiao Textile Company, H Shares (A)	12,500	5,517
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	24

	Shares	Value
China (continued)
Wens Foodstuffs Group Company, Ltd., Class A	14,300	$38,112
West China Cement, Ltd.	162,000	18,616
Western Mining Company, Ltd., Class A	7,700	17,784
Will Semiconductor Company, Ltd., Class A	1,755	23,342
Wingtech Technology Company, Ltd., Class A (A)	1,300	6,887
Wolong Electric Group Company, Ltd., Class A	11,800	18,009
Wuchan Zhongda Group Company, Ltd., Class A	20,600	13,147
Wuhan DR Laser Technology Corp., Ltd., Class A	1,536	10,111
Wuhan Guide Infrared Company, Ltd., Class A	11,284	9,879
Wuhu Token Science Company, Ltd., Class A	16,200	12,053
Wuliangye Yibin Company, Ltd., Class A	6,000	118,262
WUS Printed Circuit Kunshan Company, Ltd., Class A	12,100	44,432
WuXi AppTec Company, Ltd., H Shares (B)	7,740	47,713
WuXi Biologics Cayman, Inc. (A)(B)	46,500	110,140
Wuxi Lead Intelligent Equipment Company, Ltd., Class A	5,400	17,021
Wuxi Taiji Industry Company, Ltd., Class A (A)	8,400	7,293
XCMG Construction Machinery Company, Ltd., Class A	18,900	15,570
XD, Inc. (A)	19,600	36,507
Xiabuxiabu Catering Management China Holdings Company, Ltd. (B)	65,000	16,132
Xiamen Bank Company, Ltd., Class A	25,600	19,102
Xiamen Faratronic Company, Ltd., Class A	700	10,131
Xiamen Intretech, Inc., Class A	4,300	9,786
Xiamen ITG Group Corp., Ltd., Class A	19,400	20,246
Xiamen Kingdomway Group Company, Class A	4,500	8,669
Xiamen Tungsten Company, Ltd., Class A	5,100	11,878
Xiamen Xiangyu Company, Ltd., Class A	16,000	15,194
Xi’an Triangle Defense Company, Ltd., Class A	3,000	10,314
Xiaomi Corp., Class B (A)(B)	53,600	90,071
Xilinmen Furniture Company, Ltd., Class A	4,200	9,201
Xinfengming Group Company, Ltd., Class A (A)	9,300	17,718
Xingda International Holdings, Ltd.	41,066	7,503
Xinhua Winshare Publishing and Media Company, Ltd., H Shares	22,650	20,594
Xinjiang Tianshan Cement Company, Ltd., Class A	15,100	14,454
Xinjiang Xinxin Mining Industry Company, Ltd., H Shares	65,000	6,551
Xinte Energy Company, Ltd., H Shares (A)	20,800	27,708
Xinxing Ductile Iron Pipes Company, Ltd., Class A	28,300	15,501
Xinyi Energy Holdings, Ltd.	138,757	19,296
Xinyi Solar Holdings, Ltd.	240,127	145,408
Xinyu Iron & Steel Company, Ltd., Class A	22,200	11,003
Xizang Zhufeng Resources Company, Ltd., Class A (A)	3,100	4,909
XJ International Holdings Company, Ltd. (A)(B)	298,000	12,374
XPeng, Inc., A Shares (A)	5,200	24,338
Xtep International Holdings, Ltd.	63,804	35,191
Yadea Group Holdings, Ltd. (B)	40,000	62,843
25	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
Yangling Metron New Material, Inc.	3,900	$15,020
Yangtze Optical Fibre and Cable Joint Stock Company, Ltd., H Shares (B)	10,500	11,802
Yangzhou Yangjie Electronic Technology Company, Ltd., Class A	3,000	16,573
Yankershop Food Company, Ltd., Class A	2,100	20,029
Yankuang Energy Group Company, Ltd., H Shares	54,000	124,526
Yantai Eddie Precision Machinery Company, Ltd., Class A	2,100	4,719
Yantai Jereh Oilfield Services Group Company, Ltd., Class A	3,400	14,257
Yantai Zhenghai Magnetic Material Company, Ltd., Class A	8,500	12,466
Yeahka, Ltd. (A)	10,800	17,484
Yealink Network Technology Corp., Ltd., Class A	1,400	5,706
YiChang HEC ChangJiang Pharmaceutical Company, Ltd., H Shares (A)(B)	27,600	35,861
Yifan Pharmaceutical Company, Ltd., Class A (A)	11,500	19,776
Yifeng Pharmacy Chain Company, Ltd., Class A	3,780	20,679
Yihai International Holding, Ltd. (A)	27,000	37,798
Yintai Gold Company, Ltd., Class A	15,400	31,992
Yiren Digital, Ltd., ADR (A)	1,046	5,366
Yixin Group, Ltd. (B)	146,000	10,796
Yixintang Pharmaceutical Group Company, Ltd., Class A	4,100	11,143
Yonfer Agricultural Technology Company, Ltd., Class A	7,600	11,506
YongXing Special Materials Technology Company, Ltd., Class A	1,170	8,959
Youngor Fashion Company, Ltd.	24,900	25,450
Youyuan International Holdings, Ltd. (A)(D)	26,000	0
Youzu Interactive Company, Ltd., Class A (A)	13,400	19,551
YTO Express Group Company, Ltd., Class A	6,700	11,862
Yum China Holdings, Inc.	2,700	117,203
Yum China Holdings, Inc. (New York Stock Exchange)	3,785	162,339
Yunda Holding Company, Ltd., Class A	6,300	6,306
Yunnan Aluminium Company, Ltd., Class A	7,000	11,240
Yunnan Baiyao Group Company, Ltd., Class A	1,120	7,746
Yunnan Copper Company, Ltd., Class A	8,600	13,223
Yunnan Energy New Material Company, Ltd., Class A	1,900	12,109
Yunnan Tin Company, Ltd., Class A	6,000	11,466
Zangge Mining Company, Ltd., Class A	3,400	13,829
Zengame Technology Holding, Ltd.	22,000	12,614
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., Class A	800	24,767
Zhaojin Mining Industry Company, Ltd., H Shares	31,000	32,053
Zhefu Holding Group Company, Ltd., Class A	19,600	9,255
Zhejiang Century Huatong Group Company, Ltd., Class A (A)	19,700	13,389
Zhejiang Cfmoto Power Company, Ltd., Class A	1,700	24,073
Zhejiang China Commodities City Group Company, Ltd., Class A	19,000	21,668
Zhejiang Chint Electrics Company, Ltd., Class A	5,300	15,139
Zhejiang Communications Technology Company, Ltd., Class A	36,260	18,833
Zhejiang Crystal-Optech Company, Ltd., Class A	11,700	18,306
Zhejiang Dahua Technology Company, Ltd., Class A	3,200	8,216
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	26

	Shares	Value
China (continued)
Zhejiang Dingli Machinery Company, Ltd., Class A	2,000	$16,392
Zhejiang Expressway Company, Ltd., H Shares	57,960	44,201
Zhejiang Garden Biopharmaceutical Company, Ltd., Class A	9,200	12,071
Zhejiang Glass Company, Ltd., H Shares (A)(D)	172,000	0
Zhejiang Hailiang Company, Ltd., Class A	6,200	8,072
Zhejiang Huace Film & Television Company, Ltd., Class A	28,100	21,394
Zhejiang Huahai Pharmaceutical Company, Ltd., Class A	6,400	12,381
Zhejiang Huayou Cobalt Company, Ltd., Class A	4,090	15,718
Zhejiang Jiahua Energy Chemical Industry Company, Ltd., Class A	13,100	14,735
Zhejiang Jingsheng Mechanical & Electrical Company, Ltd., Class A	4,200	21,592
Zhejiang Jingxin Pharmaceutical Company, Ltd., Class A	10,900	16,405
Zhejiang Jinke Tom Culture Industry Company, Ltd., Class A (A)	5,400	3,425
Zhejiang Jiuzhou Pharmaceutical Company, Ltd., Class A	4,200	11,921
Zhejiang Medicine Company, Ltd., Class A	11,700	15,882
Zhejiang Narada Power Source Company, Ltd., Class A (A)	10,100	16,247
Zhejiang NHU Company, Ltd., Class A	8,760	21,905
Zhejiang Orient Financial Holdings Group Company, Ltd., Class A	39,800	20,746
Zhejiang Orient Gene Biotech Company, Ltd., Class A	1,920	8,588
Zhejiang Qianjiang Motorcycle Company, Ltd., Class A	6,000	9,881
Zhejiang Semir Garment Company, Ltd., Class A	18,564	14,330
Zhejiang Supor Company, Ltd., Class A	2,600	20,016
Zhejiang Tianyu Pharmaceutical Company, Ltd., Class A (A)	2,700	6,571
Zhejiang Wanfeng Auto Wheel Company, Ltd., Class A	21,700	21,654
Zhejiang Weiming Environment Protection Company, Ltd., Class A	5,000	12,438
Zhejiang Weixing New Building Materials Company, Ltd., Class A	4,000	8,736
Zhejiang Windey Company, Ltd., Class A	9,880	12,598
Zhejiang Wolwo Bio-Pharmaceutical Company, Ltd., Class A	3,700	13,442
Zhejiang Xianju Pharmaceutical Company, Ltd., Class A	12,800	19,214
Zhejiang Xinan Chemical Industrial Group Company, Ltd., Class A	7,280	8,524
Zhejiang Yinlun Machinery Company, Ltd., Class A	10,100	25,251
Zhengzhou Coal Mining Machinery Group Company, Ltd., H Shares	15,800	20,448
Zheshang Securities Company, Ltd., Class A	6,600	9,391
ZhongAn Online P&C Insurance Company, Ltd., H Shares (A)(B)	25,200	39,683
Zhongjin Gold Corp., Ltd., Class A	8,100	11,690
Zhongsheng Group Holdings, Ltd.	44,500	81,018
Zhongtian Financial Group Company, Ltd., Class A (A)(D)	101,900	5,666
Zhongyuan Bank Company, Ltd., H Shares (A)(B)	42,000	1,679
Zhou Hei Ya International Holdings Company, Ltd. (A)(B)	59,000	13,630
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	16,300	47,791
Zhuzhou Hongda Electronics Corp., Ltd., Class A	2,600	9,039
Zhuzhou Kibing Group Company, Ltd., Class A	7,200	6,480
Zijin Mining Group Company, Ltd., H Shares	123,384	198,195
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	59,600	38,491
ZTE Corp., H Shares	11,000	24,777
27	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
ZTO Express Cayman, Inc.	3,400	$65,169
ZTO Express Cayman, Inc., ADR	2,612	50,124
Colombia 0.1%		244,575
Almacenes Exito SA, BDR (A)	3,970	9,400
Bancolombia SA	4,905	41,165
Bancolombia SA, ADR	866	28,162
Celsia SA ESP	23,575	22,524
Cementos Argos SA	15,832	27,388
Corp. Financiera Colombiana SA	8,639	30,814
Grupo Argos SA	8,087	28,227
Grupo Energia Bogota SA ESP	17,578	9,920
Grupo Nutresa SA (D)	1,217	14,480
Interconexion Electrica SA ESP	5,293	22,548
Mineros SA	13,747	8,056
Sociedad Portafolio SA (A)	1,217	1,891
Cyprus 0.0%		15,078
ASBISc Enterprises PLC	2,323	15,078
Czech Republic 0.1%		168,514
CEZ AS	2,396	81,842
Komercni banka AS	922	32,087
Moneta Money Bank AS (B)	9,720	42,667
Philip Morris CR AS	18	11,918
Egypt 0.0%		35,024
Commercial International Bank Egypt SAE, GDR	25,345	35,024
Greece 0.6%		966,530
Aegean Airlines SA (A)	2,256	30,684
Alpha Services and Holdings SA (A)	26,605	50,117
Athens Water Supply & Sewage Company SA	1,181	7,056
Autohellas Tourist and Trading SA	2,183	31,930
Bank of Greece	1,576	24,298
Ellaktor SA (A)	7,815	22,718
ElvalHalcor SA	6,076	14,826
Entersoft SA Software Development & Related Services Company	2,018	16,124
Epsilon Net SA	1,800	19,805
Eurobank Ergasias Services and Holdings SA (A)	32,119	66,430
FF Group (A)(D)	6,657	10,792
Fourlis Holdings SA	2,166	9,976
GEK Terna Holding Real Estate Construction SA (A)	2,705	41,665
Hellenic Exchanges - Athens Stock Exchange SA	1,960	11,649
Hellenic Telecommunications Organization SA	2,296	34,684
HELLENiQ ENERGY Holdings SA	3,154	28,738
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	28

	Shares	Value
Greece (continued)
Ideal Holdings SA (A)	1,283	$8,975
Intracom Holdings SA (A)	9,888	42,644
JUMBO SA	2,588	75,661
LAMDA Development SA (A)	2,618	19,148
Motor Oil Hellas Corinth Refineries SA	2,910	83,143
Mytilineos SA	1,686	65,658
National Bank of Greece SA (A)	9,679	75,999
OPAP SA	2,249	40,998
Piraeus Financial Holdings SA (A)	6,799	30,037
Piraeus Port Authority SA	458	12,790
Public Power Corp. SA (A)	2,489	32,512
Quest Holdings SA	1,482	8,974
Sarantis SA	1,766	17,523
Terna Energy SA	1,051	18,819
Thrace Plastics Holding and Company	2,689	12,157
Hong Kong 2.4%		4,352,061
Alibaba Health Information Technology, Ltd. (A)	24,000	10,487
Alibaba Pictures Group, Ltd. (A)	570,000	32,696
Alliance International Education Leasing Holdings, Ltd. (A)(B)	13,000	1,457
Anxin-China Holdings, Ltd. (A)(D)	1,988,000	0
APT Satellite Holdings, Ltd.	70,000	20,129
Beijing Energy International Holding Company, Ltd.	146,000	2,422
Beijing Enterprises Holdings, Ltd.	19,930	74,973
Beijing Enterprises Water Group, Ltd.	212,000	49,731
Beijing Tong Ren Tang Chinese Medicine Company, Ltd.	12,000	14,283
BOE Varitronix, Ltd.	15,000	10,454
Bosideng International Holdings, Ltd.	174,000	87,518
Brilliance China Automotive Holdings, Ltd.	170,000	98,956
C C Land Holdings, Ltd.	240,540	38,440
C&D International Investment Group, Ltd.	27,670	44,990
Canvest Environmental Protection Group Company, Ltd.	36,000	18,893
CECEP COSTIN New Materials Group, Ltd. (A)(D)	162,000	0
CGN Mining Company, Ltd. (A)	65,000	15,817
CGN New Energy Holdings Company, Ltd.	64,000	15,837
China Aircraft Leasing Group Holdings, Ltd.	12,000	5,237
China Chengtong Development Group, Ltd.	158,000	1,716
China Common Rich Renewable Energy Investments, Ltd. (A)(D)	2,486,000	68,266
China Education Group Holdings, Ltd.	48,000	27,500
China Electronics Huada Technology Company, Ltd.	72,000	14,565
China Everbright Environment Group, Ltd.	128,111	47,587
China Everbright, Ltd.	51,000	27,959
China Fiber Optic Network System Group, Ltd. (A)(D)	419,600	0
China Foods, Ltd.	58,000	20,865
29	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
China Gas Holdings, Ltd.	141,200	$129,224
China Glass Holdings, Ltd. (A)	50,000	3,236
China High Speed Transmission Equipment Group Company, Ltd. (A)	25,000	4,621
China Jinmao Holdings Group, Ltd.	207,099	16,829
China Lumena New Materials Corp. (A)(D)	31,800	0
China Medical System Holdings, Ltd.	76,800	126,250
China Merchants Land, Ltd.	86,000	3,279
China Merchants Port Holdings Company, Ltd.	57,277	71,095
China Metal Recycling Holdings, Ltd. (A)(D)	14,579,934	0
China Oil & Gas Group, Ltd. (A)	337,040	9,426
China Overseas Grand Oceans Group, Ltd.	121,509	31,100
China Overseas Land & Investment, Ltd.	51,000	75,318
China Overseas Property Holdings, Ltd.	50,667	42,597
China Power International Development, Ltd.	111,666	45,106
China Properties Group, Ltd. (A)(D)	19,000	906
China Resources Beer Holdings Company, Ltd.	29,981	129,187
China Resources Building Materials Technology Holdings, Ltd.	133,518	23,160
China Resources Gas Group, Ltd.	38,000	114,673
China Resources Land, Ltd.	76,444	233,487
China Resources Power Holdings Company, Ltd.	40,882	88,005
China Ruyi Holdings, Ltd. (A)	112,000	21,985
China South City Holdings, Ltd.	146,000	3,102
China State Construction Development Holdings, Ltd.	38,000	10,176
China State Construction International Holdings, Ltd.	90,000	100,288
China Taiping Insurance Holdings Company, Ltd.	75,110	65,257
China Traditional Chinese Medicine Holdings Company, Ltd.	150,000	82,852
China Travel International Investment Hong Kong, Ltd.	146,000	24,978
China Water Affairs Group, Ltd.	36,000	24,673
China Water Industry Group, Ltd. (A)	60,000	1,062
CIMC Enric Holdings, Ltd.	34,000	27,340
CITIC Resources Holdings, Ltd.	420,000	21,697
Citychamp Watch & Jewellery Group, Ltd. (A)	65,800	8,926
Comba Telecom Systems Holdings, Ltd.	62,000	4,745
Concord New Energy Group, Ltd.	420,000	34,815
COSCO SHIPPING International Hong Kong Company, Ltd.	32,000	14,226
COSCO SHIPPING Ports, Ltd.	64,150	38,278
Cosmopolitan International Holdings, Ltd. (A)	15,000	3,510
Crazy Sports Group, Ltd. (A)	186,000	2,240
CSSC Hong Kong Shipping Company, Ltd.	76,000	14,069
CWT International, Ltd. (A)(D)	680,000	3,127
DBA Telecommunication Asia Holdings, Ltd. (A)(D)	32,000	0
Digital China Holdings, Ltd.	38,000	12,933
Essex Bio-technology, Ltd.	23,000	6,848
EVA Precision Industrial Holdings, Ltd.	146,000	12,825
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	30

	Shares	Value
Hong Kong (continued)
Far East Horizon, Ltd.	68,000	$54,652
GCL Technology Holdings, Ltd.	309,000	42,982
Geely Automobile Holdings, Ltd.	142,000	154,535
Gemdale Properties & Investment Corp., Ltd.	288,000	9,719
Glorious Property Holdings, Ltd. (A)	516,000	658
Goldlion Holdings, Ltd.	122,000	16,569
Grand Pharmaceutical Group, Ltd.	56,000	25,565
Guangdong Investment, Ltd.	70,000	41,539
Gushengtang Holdings, Ltd.	4,100	22,507
Health & Happiness H&H International Holdings, Ltd.	13,000	19,419
Hi Sun Technology China, Ltd. (A)	105,000	6,606
Hopson Development Holdings, Ltd. (A)	59,734	28,546
Hua Han Health Industry Holdings, Ltd. (A)(D)	1,111,910	0
Huanxi Media Group, Ltd. (A)	40,000	2,959
IMAX China Holding, Inc. (B)	7,300	6,234
Inspur Digital Enterprise Technology, Ltd.	28,000	8,163
Intron Technology Holdings, Ltd.	13,000	3,709
Jinchuan Group International Resources Company, Ltd.	322,000	27,051
JS Global Lifestyle Company, Ltd. (B)	56,000	10,217
Ju Teng International Holdings, Ltd.	59,722	9,042
Kingboard Holdings, Ltd.	33,148	65,019
Kingboard Laminates Holdings, Ltd.	35,000	21,676
Kunlun Energy Company, Ltd.	144,000	122,762
Lee & Man Chemical Company, Ltd.	14,000	5,649
Lee & Man Paper Manufacturing, Ltd.	70,000	19,959
LK Technology Holdings, Ltd.	19,250	8,419
LVGEM China Real Estate Investment Company, Ltd. (A)	32,000	2,600
Mingfa Group International Company, Ltd. (A)	995,000	43,729
Minmetals Land, Ltd. (A)	126,000	4,741
Mobvista, Inc. (A)(B)	21,000	8,795
Nan Hai Corp., Ltd. (A)(D)	1,900,000	7,644
Nine Dragons Paper Holdings, Ltd. (A)	57,000	26,373
Orient Overseas International, Ltd.	5,500	85,169
PAX Global Technology, Ltd.	50,000	38,693
Perennial Energy Holdings, Ltd.	20,000	2,341
Poly Property Group Company, Ltd.	164,870	30,292
Pou Sheng International Holdings, Ltd.	144,000	10,304
Prinx Chengshan Holdings, Ltd.	10,500	9,681
REXLot Holdings, Ltd. (A)(D)	2,065,304	0
Shandong Hi-Speed New Energy Group, Ltd. (A)	26,857	7,634
Shanghai Industrial Holdings, Ltd.	19,041	24,901
Shanghai Industrial Urban Development Group, Ltd. (A)	115,349	5,741
Shenzhen International Holdings, Ltd.	68,583	57,832
Shenzhen Investment, Ltd.	149,175	19,973
31	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
Shimao Group Holdings, Ltd. (A)	79,000	$5,418
Shoucheng Holdings, Ltd.	81,600	15,737
Shougang Fushan Resources Group, Ltd.	145,268	60,487
Silver Grant International Holdings Group, Ltd. (A)	72,334	1,002
Sino Biopharmaceutical, Ltd.	376,750	149,743
Sinofert Holdings, Ltd. (A)	118,000	12,193
Sinolink Worldwide Holdings, Ltd. (A)	576,000	5,805
Sinopec Kantons Holdings, Ltd.	62,000	28,061
Skyworth Group, Ltd.	64,884	22,811
SMI Holdings Group, Ltd. (A)(D)	228,889	0
SSY Group, Ltd.	60,733	34,019
Symphony Holdings, Ltd.	170,000	17,355
TCL Electronics Holdings, Ltd. (A)	39,600	14,474
Tech Pro Technology Development, Ltd. (A)(D)	966,000	0
The Wharf Holdings, Ltd.	18,000	66,347
Tian An China Investment Company, Ltd.	202,000	94,008
Tianjin Port Development Holdings, Ltd.	154,000	10,018
Tibet Water Resources, Ltd. (A)	149,000	4,675
Towngas Smart Energy Company, Ltd. (A)	46,985	16,958
Truly International Holdings, Ltd.	101,000	9,144
United Energy Group, Ltd.	316,000	19,333
Vinda International Holdings, Ltd.	17,000	50,346
Want Want China Holdings, Ltd.	109,000	60,170
Wasion Holdings, Ltd.	32,000	20,037
Yuexiu Property Company, Ltd.	60,503	40,236
Yuexiu Transport Infrastructure, Ltd.	36,000	20,456
Zhongyu Energy Holdings, Ltd. (A)	20,006	12,670
Zhuguang Holdings Group Company, Ltd. (A)	60,000	1,730
Hungary 0.2%		354,001
Magyar Telekom Telecommunications PLC	15,420	35,006
MOL Hungarian Oil & Gas PLC	9,248	73,556
OTP Bank NYRT	4,267	204,757
Richter Gedeon NYRT	1,529	40,682
India 19.1%		34,081,784
360 ONE WAM, Ltd.	4,760	41,491
3i Infotech, Ltd. (A)	19,757	11,685
3M India, Ltd.	53	20,460
Aarti Drugs, Ltd.	1,658	9,949
Aarti Industries, Ltd.	4,856	38,707
Aarti Pharmalabs, Ltd.	1,214	7,221
Aavas Financiers, Ltd. (A)	2,400	41,788
ABB India, Ltd.	623	41,057
Abbott India, Ltd.	167	57,657
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	32

	Shares	Value
India (continued)
ACC, Ltd.	1,004	$32,213
Action Construction Equipment, Ltd.	1,700	26,352
Adani Energy Solutions, Ltd. (A)	2,387	30,563
Adani Enterprises, Ltd.	562	22,358
Adani Green Energy, Ltd. (A)	3,257	75,216
Adani Ports & Special Economic Zone, Ltd.	8,372	133,668
Adani Power, Ltd. (A)	11,018	72,925
Adani Total Gas, Ltd.	2,852	34,975
ADF Foods, Ltd.	2,630	6,074
Aditya Birla Capital, Ltd. (A)	17,144	38,050
Advanced Enzyme Technologies, Ltd.	4,002	18,602
Aegis Logistics, Ltd.	7,126	37,902
Affle India, Ltd. (A)	994	13,333
Ahluwalia Contracts India, Ltd.	1,486	21,301
AIA Engineering, Ltd.	1,053	46,510
Ajanta Pharma, Ltd.	1,365	35,662
Akzo Nobel India, Ltd.	703	21,305
Alembic Pharmaceuticals, Ltd.	2,727	33,810
Alkem Laboratories, Ltd.	727	44,757
Alkyl Amines Chemicals	763	19,791
Allcargo Logistics, Ltd.	8,880	9,037
Allcargo Terminals, Ltd.	2,220	1,740
Amara Raja Energy & Mobility, Ltd.	5,069	51,201
Amber Enterprises India, Ltd. (A)	848	37,420
Ambuja Cements, Ltd.	8,075	58,887
Anant Raj, Ltd.	7,030	30,247
Angel One, Ltd.	1,709	57,302
Apar Industries, Ltd.	876	67,211
APL Apollo Tubes, Ltd.	4,283	79,793
Apollo Hospitals Enterprise, Ltd.	1,672	123,463
Apollo Tyres, Ltd.	15,576	97,562
Arvind Fashions, Ltd.	6,180	34,062
Arvind, Ltd.	13,022	44,117
Asahi India Glass, Ltd.	4,311	28,142
Ashok Leyland, Ltd.	46,722	95,839
Ashoka Buildcon, Ltd. (A)	9,141	20,611
Asian Paints, Ltd.	5,123	175,531
Astec Lifesciences, Ltd.	479	5,179
Aster DM Healthcare, Ltd. (A)(B)	5,256	30,093
Astra Microwave Products, Ltd.	2,653	19,780
Astral, Ltd.	2,093	52,732
AstraZeneca Pharma India, Ltd.	200	13,504
Atul, Ltd.	438	32,876
AU Small Finance Bank, Ltd. (B)	3,630	24,908
33	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
Aurobindo Pharma, Ltd.	5,545	$68,615
Avanti Feeds, Ltd.	3,600	22,088
Avenue Supermarts, Ltd. (A)(B)	825	38,924
Axis Bank, Ltd.	60,186	778,059
Bajaj Auto, Ltd.	1,113	106,308
Bajaj Consumer Care, Ltd.	5,535	15,658
Bajaj Finance, Ltd.	3,417	267,259
Bajaj Finserv, Ltd.	6,504	124,847
Bajaj Hindusthan Sugar, Ltd. (A)	64,978	27,020
Bajaj Holdings & Investment, Ltd.	498	55,957
Balaji Amines, Ltd.	628	16,612
Balkrishna Industries, Ltd.	1,289	34,639
Balmer Lawrie & Company, Ltd.	6,237	18,522
Balrampur Chini Mills, Ltd.	6,172	27,754
Bandhan Bank, Ltd. (B)	24,686	58,490
Bank of Baroda	27,922	89,691
Bank of India	16,723	26,715
Bank of Maharashtra	38,429	27,719
Bannari Amman Sugars, Ltd.	62	1,958
BASF India, Ltd.	543	21,630
Bata India, Ltd.	2,488	42,156
Bayer CropScience, Ltd.	513	35,105
BEML, Ltd.	785	29,457
Berger Paints India, Ltd.	6,292	47,095
Bharat Electronics, Ltd.	57,485	142,305
Bharat Forge, Ltd.	5,451	75,414
Bharat Heavy Electricals, Ltd.	35,750	99,225
Bharat Petroleum Corp., Ltd.	9,830	71,858
Bharat Rasayan, Ltd.	84	9,100
Bharti Airtel, Ltd.	49,864	674,778
Birla Corp., Ltd.	940	18,551
Birlasoft, Ltd.	5,341	50,040
Blue Dart Express, Ltd.	317	23,039
Blue Star, Ltd.	2,200	33,798
Bombay Burmah Trading Company	1,501	31,428
Borosil Renewables, Ltd. (A)	1,436	9,590
Bosch, Ltd.	78	27,040
Brigade Enterprises, Ltd.	2,554	30,679
Brightcom Group, Ltd. (A)	55,682	11,521
Britannia Industries, Ltd.	2,120	127,427
BSE, Ltd.	1,323	37,858
Camlin Fine Sciences, Ltd. (A)	12,266	17,199
Can Fin Homes, Ltd.	3,284	30,588
Canara Bank	4,885	33,379
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	34

	Shares	Value
India (continued)
Capacit’e Infraprojects, Ltd. (A)	2,705	$8,540
Caplin Point Laboratories, Ltd.	742	13,242
Carborundum Universal, Ltd.	4,213	53,812
Care Ratings, Ltd.	1,862	26,159
Castrol India, Ltd.	18,453	46,419
CCL Products India, Ltd.	3,414	25,968
Ceat, Ltd.	1,368	47,155
Central Depository Services India, Ltd.	1,356	31,408
Century Enka, Ltd.	2,505	13,509
Century Plyboards India, Ltd.	2,506	21,352
Century Textiles & Industries, Ltd.	1,858	31,645
Cera Sanitaryware, Ltd.	172	15,695
CESC, Ltd.	16,270	24,943
CG Power & Industrial Solutions, Ltd.	13,946	75,323
Chambal Fertilizers & Chemicals, Ltd.	10,856	46,440
Chennai Petroleum Corp., Ltd.	3,148	33,679
Chennai Super Kings Cricket, Ltd. (A)(D)	271,316	7,362
Cholamandalam Financial Holdings, Ltd.	5,111	65,561
Cholamandalam Investment and Finance Company, Ltd.	8,154	107,139
CIE Automotive India, Ltd.	5,462	29,207
Cigniti Technologies, Ltd.	1,819	23,206
Cipla, Ltd.	8,288	147,462
City Union Bank, Ltd.	16,091	26,231
Coal India, Ltd.	21,823	115,177
Cochin Shipyard, Ltd.	5,126	54,122
Coforge, Ltd.	2,109	166,170
Colgate-Palmolive India, Ltd.	2,924	89,102
Computer Age Management Services, Ltd.	1,327	49,234
Confidence Petroleum India, Ltd.	23,930	31,185
Container Corp. of India, Ltd.	5,281	62,739
Coromandel International, Ltd.	6,243	80,626
Cosmo First, Ltd.	742	4,664
CreditAccess Grameen, Ltd. (A)	3,019	53,449
CRISIL, Ltd.	733	44,556
Crompton Greaves Consumer Electricals, Ltd.	21,222	74,591
CSB Bank, Ltd. (A)	7,509	31,669
Cummins India, Ltd.	1,956	64,989
Cyient, Ltd.	2,202	53,799
D B Realty, Ltd. (A)	6,371	20,438
Dabur India, Ltd.	4,549	29,521
Dalmia Bharat, Ltd.	2,435	59,201
DCB Bank, Ltd.	11,434	17,750
DCM Shriram, Ltd.	1,679	19,419
DCW, Ltd.	19,322	13,249
35	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
Deepak Fertilisers & Petrochemicals Corp., Ltd.	2,991	$18,268
Deepak Nitrite, Ltd.	2,659	70,820
Delta Corp., Ltd.	8,433	13,742
DEN Networks, Ltd. (A)	139	95
Dhampur Sugar Mills, Ltd.	2,251	6,489
Dhani Services, Ltd. (A)	12,484	5,884
Dhanuka Agritech, Ltd.	1,093	13,918
Digidrive Distributors, Ltd. (A)	457	268
Dilip Buildcon, Ltd. (B)	2,723	14,329
Dish TV India, Ltd. (A)	101,439	26,358
Dishman Carbogen Amcis, Ltd. (A)	1,354	4,149
Divi’s Laboratories, Ltd.	818	34,428
Dixon Technologies India, Ltd.	1,286	103,202
DLF, Ltd.	6,985	76,123
Dr. Lal PathLabs, Ltd. (B)	935	26,550
Dr. Reddy’s Laboratories, Ltd.	2,762	213,657
Dr. Reddy’s Laboratories, Ltd., ADR	111	8,523
Dwarikesh Sugar Industries, Ltd.	18,987	17,985
eClerx Services, Ltd.	1,410	42,571
Edelweiss Financial Services, Ltd.	26,662	24,371
Eicher Motors, Ltd.	2,072	94,873
EID Parry India, Ltd.	5,725	43,348
EIH, Ltd.	5,135	25,011
Electrosteel Castings, Ltd.	19,684	38,421
Elgi Equipments, Ltd.	5,316	41,694
Emami, Ltd.	9,601	53,687
Endurance Technologies, Ltd. (B)	1,718	38,394
Engineers India, Ltd.	20,066	50,747
Epiqral, Ltd.	811	11,544
EPL, Ltd.	5,314	12,022
Equitas Small Finance Bank, Ltd. (B)	22,252	26,807
Eris Lifesciences, Ltd. (A)(B)	1,141	12,143
ESAB India, Ltd.	249	15,154
Escorts Kubota, Ltd.	704	24,267
Everest Industries, Ltd.	1,241	17,885
Exide Industries, Ltd.	19,965	76,996
FDC, Ltd. (A)	3,870	20,415
Federal Bank, Ltd.	74,685	135,709
Filatex India, Ltd.	28,608	25,185
Fine Organic Industries, Ltd.	295	15,397
Finolex Cables, Ltd.	3,467	38,706
Finolex Industries, Ltd.	10,174	26,810
Firstsource Solutions, Ltd.	15,042	37,124
Fortis Healthcare, Ltd.	13,636	66,815
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	36

	Shares	Value
India (continued)
FSN E-Commerce Ventures, Ltd. (A)	14,286	$26,962
GAIL India, Ltd.	30,455	67,069
Galaxy Surfactants, Ltd.	606	18,574
Garware Technical Fibres, Ltd.	570	25,043
Gateway Distriparks, Ltd.	11,344	14,851
GE T&D India, Ltd. (A)	2,788	30,674
GHCL Textiles, Ltd. (A)	3,822	4,033
GHCL, Ltd.	3,822	23,638
Gillette India, Ltd.	409	32,099
GlaxoSmithKline Pharmaceuticals, Ltd.	911	23,728
Glenmark Pharmaceuticals, Ltd.	6,753	75,430
GMM Pfaudler, Ltd.	938	14,795
GMR Airports Infrastructure, Ltd. (A)	44,715	45,472
Godawari Power & Ispat, Ltd.	1,530	13,730
Godfrey Phillips India, Ltd.	824	29,581
Godrej Agrovet, Ltd. (B)	1,484	9,237
Godrej Consumer Products, Ltd.	4,063	60,648
Godrej Industries, Ltd. (A)	1,720	16,616
Godrej Properties, Ltd. (A)	1,254	36,289
Gokaldas Exports, Ltd.	1,060	10,725
Granules India, Ltd.	7,924	44,568
Graphite India, Ltd.	3,367	24,388
Grasim Industries, Ltd.	4,113	109,236
Greaves Cotton, Ltd.	10,536	19,332
Greenlam Industries, Ltd.	913	5,980
Greenpanel Industries, Ltd.	2,085	9,755
Greenply Industries, Ltd.	3,816	12,122
Grindwell Norton, Ltd.	1,284	32,383
Gujarat Alkalies & Chemicals, Ltd.	2,634	25,469
Gujarat Ambuja Exports, Ltd.	5,528	26,107
Gujarat Fluorochemicals, Ltd.	595	26,448
Gujarat Gas, Ltd.	4,540	30,994
Gujarat Mineral Development Corp., Ltd.	5,011	23,573
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	4,819	37,238
Gujarat Pipavav Port, Ltd.	15,877	40,760
Gujarat State Fertilizers & Chemicals, Ltd.	6,340	16,703
Gujarat State Petronet, Ltd.	18,051	80,920
Gulf Oil Lubricants India, Ltd.	1,134	13,731
Happiest Minds Technologies, Ltd.	1,755	18,038
Hatsun Agro Product, Ltd.	2,985	40,659
Havells India, Ltd.	4,637	85,479
HBL Power Systems, Ltd.	1,163	7,384
HCL Technologies, Ltd.	19,588	394,706
HDFC Asset Management Company, Ltd. (B)	2,050	93,445
37	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
HDFC Bank, Ltd.	26,484	$448,690
HDFC Life Insurance Company, Ltd. (B)	3,030	21,343
HealthCare Global Enterprises, Ltd. (A)	4,706	20,530
HEG, Ltd.	690	13,454
HeidelbergCement India, Ltd.	5,347	13,262
Heritage Foods, Ltd.	2,446	9,804
Hero MotoCorp, Ltd.	3,824	203,131
HFCL, Ltd.	27,725	35,866
Hikal, Ltd.	4,873	16,433
HIL, Ltd.	253	8,598
Himadri Speciality Chemical, Ltd.	8,292	37,085
Hindalco Industries, Ltd.	19,502	118,920
Hinduja Global Solutions, Ltd.	853	9,457
Hindustan Aeronautics, Ltd.	5,143	191,876
Hindustan Construction Company, Ltd. (A)	62,155	31,409
Hindustan Copper, Ltd.	7,650	24,908
Hindustan Petroleum Corp., Ltd.	13,330	82,849
Hindustan Unilever, Ltd.	6,449	187,060
Hitachi Energy India, Ltd.	410	29,580
Hle Glascoat, Ltd.	1,545	9,286
I G Petrochemicals, Ltd.	1,432	7,956
ICICI Bank, Ltd.	88,785	1,130,585
ICICI Lombard General Insurance Company, Ltd. (B)	4,574	94,950
ICICI Prudential Life Insurance Company, Ltd. (B)	4,759	30,655
ICICI Securities, Ltd. (B)	5,018	49,423
ICRA, Ltd.	286	20,292
IDFC First Bank, Ltd. (A)	79,973	78,087
IDFC, Ltd. (A)	60,709	85,195
IIFL Finance, Ltd.	11,461	81,793
IIFL Securities, Ltd.	25,293	44,986
India Glycols, Ltd.	1,050	10,878
Indiabulls Housing Finance, Ltd.	11,122	25,533
Indiabulls Housing Finance, Ltd., Partly Paid Shares (A)	5,561	6,734
Indiabulls Real Estate, Ltd. (A)	22,443	32,195
Indian Bank	7,502	47,286
Indian Energy Exchange, Ltd. (B)	15,714	26,987
Indian Oil Corp., Ltd.	37,365	75,188
Indian Railway Catering & Tourism Corp., Ltd.	3,902	43,753
Indian Railway Finance Corp., Ltd. (B)	19,583	34,746
Indo Count Industries, Ltd.	5,802	23,811
Indoco Remedies, Ltd.	2,184	9,205
Indraprastha Gas, Ltd.	4,812	24,639
Indus Towers, Ltd. (A)	32,262	98,471
IndusInd Bank, Ltd.	7,339	130,810
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	38

	Shares	Value
India (continued)
Infibeam Avenues, Ltd.	7,848	$3,485
Info Edge India, Ltd.	1,426	90,329
Infosys, Ltd.	60,608	1,219,778
Ingersoll Rand India, Ltd.	449	19,792
Intellect Design Arena, Ltd.	3,744	50,398
InterGlobe Aviation, Ltd. (A)(B)	1,962	74,292
IOL Chemicals and Pharmaceuticals, Ltd.	2,378	11,778
Ipca Laboratories, Ltd.	5,746	82,449
IRB Infrastructure Developers, Ltd.	26,577	20,251
IRCON International, Ltd. (B)	7,525	20,771
ISGEC Heavy Engineering, Ltd.	1,756	18,082
ITC, Ltd.	67,224	329,483
ITD Cementation India, Ltd.	3,807	15,221
ITI, Ltd. (A)	7,849	28,177
J Kumar Infraprojects, Ltd.	3,610	28,066
Jaiprakash Power Ventures, Ltd. (A)	29,105	6,377
Jamna Auto Industries, Ltd.	8,736	12,594
JB Chemicals & Pharmaceuticals, Ltd.	2,540	47,304
JBM Auto, Ltd.	574	15,072
Jindal Saw, Ltd.	6,447	37,179
Jindal Stainless, Ltd.	23,091	180,933
Jindal Steel & Power, Ltd.	12,882	120,143
Jio Financial Services, Ltd. (A)	35,010	130,952
JK Cement, Ltd.	1,466	79,495
JK Lakshmi Cement, Ltd.	1,846	20,473
JK Paper, Ltd.	7,345	32,983
JK Tyre & Industries, Ltd.	5,594	34,932
JM Financial, Ltd.	20,631	24,169
Johnson Controls-Hitachi Air Conditioning India, Ltd. (A)	126	1,673
JSW Energy, Ltd.	8,495	52,103
JSW Steel, Ltd.	16,414	158,863
Jubilant Foodworks, Ltd.	15,602	87,383
Jubilant Ingrevia, Ltd.	4,911	28,792
Jubilant Pharmova, Ltd.	4,250	29,333
Just Dial, Ltd. (A)	1,217	13,627
Jyothy Labs, Ltd.	3,881	21,624
Kajaria Ceramics, Ltd.	3,087	47,847
Kalpataru Projects International, Ltd.	4,585	52,953
Kansai Nerolac Paints, Ltd.	7,063	24,846
Kaveri Seed Company, Ltd.	1,406	11,246
KEC International, Ltd.	5,101	44,752
KEI Industries, Ltd. (A)	2,209	85,157
Kennametal India, Ltd.	385	10,592
Kesoram Industries, Ltd. (A)	22,225	45,135
39	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
Kirloskar Brothers, Ltd.	1,081	$11,974
Kirloskar Ferrous Industries, Ltd.	3,950	25,526
Kirloskar Oil Engines, Ltd.	5,185	58,201
KNR Constructions, Ltd.	10,900	35,333
Kotak Mahindra Bank, Ltd.	10,166	207,751
Kovai Medical Center and Hospital	325	15,405
KPIT Technologies, Ltd.	2,484	47,305
KPR Mill, Ltd.	3,672	34,094
KRBL, Ltd.	3,812	14,760
Krishna Institute of Medical Sciences, Ltd. (A)	442	11,974
KSB, Ltd.	308	13,514
L&T Finance Holdings, Ltd.	11,763	23,682
L&T Technology Services, Ltd. (B)	591	38,105
Lakshmi Machine Works, Ltd.	116	20,266
Larsen & Toubro, Ltd.	9,547	400,668
Laurus Labs, Ltd. (B)	13,562	66,729
LG Balakrishnan & Bros, Ltd.	1,069	14,683
LIC Housing Finance, Ltd.	15,156	118,640
Linde India, Ltd.	419	27,246
LT Foods, Ltd.	10,845	23,493
LTIMindtree, Ltd. (B)	1,965	126,090
Lumax Auto Technologies, Ltd.	3,419	19,791
Lupin, Ltd.	3,718	72,804
LUX Industries, Ltd.	400	5,650
Mahanagar Gas, Ltd.	2,409	43,069
Maharashtra Seamless, Ltd.	2,618	29,611
Mahindra & Mahindra Financial Services, Ltd.	18,040	61,754
Mahindra & Mahindra, Ltd.	15,895	370,034
Mahindra Holidays & Resorts India, Ltd. (A)	3,229	16,146
Mahindra Lifespace Developers, Ltd.	3,324	23,182
Mahindra Logistics, Ltd. (B)	2,513	12,895
Maithan Alloys, Ltd.	893	11,467
Man Infraconstruction, Ltd.	6,050	15,685
Manappuram Finance, Ltd.	27,016	57,764
Mangalam Cement, Ltd.	2,535	22,302
Mangalore Refinery & Petrochemicals, Ltd.	16,715	45,533
Marico, Ltd.	14,374	90,459
Marksans Pharma, Ltd.	20,609	38,322
Maruti Suzuki India, Ltd.	1,427	194,407
MAS Financial Services, Ltd. (B)	1,014	4,103
Mastek, Ltd.	812	28,699
Max Healthcare Institute, Ltd.	4,118	39,146
Mayur Uniquoters, Ltd.	1,222	7,463
Medplus Health Services, Ltd. (A)	1,184	9,916
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	40

	Shares	Value
India (continued)
Meghmani Organics, Ltd.	8,623	$10,113
Metropolis Healthcare, Ltd. (B)	1,819	35,671
Minda Corp., Ltd.	8,375	43,000
Mishra Dhatu Nigam, Ltd. (B)	2,117	10,439
MM Forgings, Ltd.	943	10,805
MOIL, Ltd.	4,627	14,850
Monte Carlo Fashions, Ltd.	1,305	9,797
Motherson Sumi Wiring India, Ltd.	51,919	43,851
Motilal Oswal Financial Services, Ltd.	2,377	46,181
Mphasis, Ltd.	1,987	62,865
MRF, Ltd.	31	54,340
Mrs. Bectors Food Specialities, Ltd.	902	11,678
Muthoot Finance, Ltd.	4,445	69,390
Narayana Hrudayalaya, Ltd.	3,215	51,518
Natco Pharma, Ltd.	2,708	32,591
National Aluminium Company, Ltd.	37,841	71,307
Nava, Ltd.	3,801	22,898
Navin Fluorine International, Ltd.	679	24,750
Navneet Education, Ltd.	6,879	12,543
NCC, Ltd.	22,228	66,215
NESCO, Ltd.	1,774	18,217
Nestle India, Ltd.	6,710	210,367
Neuland Laboratories, Ltd.	633	54,746
Newgen Software Technologies, Ltd.	8,174	84,136
NHPC, Ltd.	49,668	52,756
NIIT Learning Systems, Ltd.	4,498	28,212
NIIT, Ltd.	4,498	6,756
Nilkamal, Ltd.	400	9,403
Nippon Life India Asset Management, Ltd. (B)	4,760	29,580
NLC India, Ltd.	11,055	29,718
NMDC Steel, Ltd. (A)	25,624	19,004
NMDC, Ltd.	31,160	84,770
NOCIL, Ltd.	4,078	12,873
NTPC, Ltd.	38,999	157,566
Nuvama Wealth Management, Ltd. (A)	297	14,742
Oberoi Realty, Ltd.	2,438	39,640
Oil & Natural Gas Corp., Ltd.	33,290	106,309
Oil India, Ltd.	4,346	28,773
One 97 Communications, Ltd. (A)	2,445	12,148
Oracle Financial Services Software, Ltd.	482	44,711
Orient Cement, Ltd.	11,602	32,150
Orient Electric, Ltd.	5,114	12,838
Page Industries, Ltd.	144	59,838
Paisalo Digital, Ltd.	12,720	28,278
41	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
Parag Milk Foods, Ltd. (A)(B)	3,025	$8,901
Patanjali Foods, Ltd.	1,361	25,122
PB Fintech, Ltd. (A)	962	13,330
PCBL, Ltd.	12,844	44,636
Persistent Systems, Ltd.	1,417	146,751
Petronet LNG, Ltd.	44,848	147,798
Pfizer, Ltd.	613	33,738
PI Industries, Ltd.	1,465	65,232
Pidilite Industries, Ltd.	1,910	62,991
Piramal Enterprises, Ltd.	4,176	46,366
Piramal Pharma, Ltd. (A)	24,104	38,515
PNB Housing Finance, Ltd. (A)(B)	5,066	42,739
PNC Infratech, Ltd.	3,706	19,224
Poly Medicure, Ltd.	1,086	20,595
Polycab India, Ltd.	999	57,492
Polyplex Corp., Ltd.	1,121	11,673
Poonawalla Fincorp, Ltd.	1,782	10,051
Power Finance Corp., Ltd.	44,124	213,352
Power Grid Corp. of India, Ltd.	61,706	211,488
Power Mech Projects, Ltd.	164	10,086
Praj Industries, Ltd.	5,641	33,812
Prakash Industries, Ltd. (A)	13,616	28,621
Prestige Estates Projects, Ltd.	5,735	79,833
Pricol, Ltd. (A)	5,701	27,781
Prince Pipes & Fittings, Ltd. (A)	1,195	8,285
Prism Johnson, Ltd. (A)	8,573	18,074
Privi Speciality Chemicals, Ltd. (A)	266	3,755
Procter & Gamble Health, Ltd.	219	13,542
Procter & Gamble Hygiene & Health Care, Ltd.	209	39,376
PTC India, Ltd.	18,544	45,212
Punjab National Bank	25,377	37,485
PVR Inox, Ltd. (A)	1,499	24,769
Quess Corp., Ltd. (B)	3,110	19,307
Radico Khaitan, Ltd.	1,660	31,397
Rain Industries, Ltd.	8,295	18,445
Rajesh Exports, Ltd. (A)	2,147	8,005
Rallis India, Ltd.	4,796	14,358
Ramkrishna Forgings, Ltd.	3,784	35,818
Rashtriya Chemicals & Fertilizers, Ltd.	12,255	20,938
Ratnamani Metals & Tubes, Ltd.	1,132	43,251
Raymond, Ltd.	2,169	48,062
RBL Bank, Ltd. (B)	17,612	56,081
REC, Ltd.	52,986	283,264
Redington, Ltd.	35,936	90,471
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	42

	Shares	Value
India (continued)
Redtape, Ltd. (A)	4,058	$29,381
Reliance Industrial Infrastructure, Ltd.	1,517	26,071
Reliance Industries, Ltd.	39,554	1,396,473
Reliance Infrastructure, Ltd. (A)	6,026	15,995
Reliance Power, Ltd. (A)	134,173	39,357
Religare Enterprises, Ltd. (A)	7,892	22,757
Repco Home Finance, Ltd.	3,673	19,218
RITES, Ltd.	3,309	31,865
RSWM, Ltd.	5,936	14,151
Safari Industries India, Ltd.	1,472	36,514
Samvardhana Motherson International, Ltd.	89,682	128,736
Sanofi India, Ltd.	330	34,225
Sarda Energy & Minerals, Ltd.	6,700	17,279
Saregama India, Ltd.	2,286	11,104
SBI Cards & Payment Services, Ltd.	5,831	50,727
SBI Life Insurance Company, Ltd. (B)	5,128	96,014
Schaeffler India, Ltd.	1,021	35,627
Sequent Scientific, Ltd. (A)	6,725	10,389
Seshasayee Paper & Boards, Ltd.	2,415	9,601
SH Kelkar & Company, Ltd. (B)	2,917	6,925
Sharda Cropchem, Ltd.	1,304	5,655
Sheela Foam, Ltd. (A)	1,064	13,309
Shilpa Medicare, Ltd. (A)	1,871	9,468
Shipping Corp. of India Land & Assets, Ltd. (A)(D)	15,670	5,112
Shipping Corp. of India, Ltd.	8,683	24,997
Shoppers Stop, Ltd. (A)	2,741	24,495
Shree Cement, Ltd.	104	31,851
Shree Renuka Sugars, Ltd. (A)	35,331	19,914
Shriram Finance, Ltd.	8,065	236,848
SIS, Ltd. (A)	2,444	12,958
Siyaram Silk Mills, Ltd.	2,552	15,498
SKF India, Ltd.	758	42,236
Sobha, Ltd.	2,447	45,920
Solar Industries India, Ltd.	775	63,252
Somany Ceramics, Ltd.	1,288	10,206
Sonata Software, Ltd.	6,978	69,208
SRF, Ltd.	3,647	104,931
Star Cement, Ltd. (A)	7,528	18,778
State Bank of India	29,643	268,678
State Bank of India, GDR	459	41,753
Steel Authority of India, Ltd.	26,446	38,672
Sterlite Technologies, Ltd.	5,984	9,898
Strides Pharma Science, Ltd.	4,842	45,958
Styrenix Performance Materials, Ltd.	1,775	30,898
43	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
Subex, Ltd. (A)	34,640	$15,152
Sudarshan Chemical Industries, Ltd.	1,793	12,745
Sumitomo Chemical India, Ltd.	2,769	12,488
Sun Pharmaceutical Industries, Ltd.	7,350	139,523
Sun TV Network, Ltd.	5,569	41,621
Sundaram Finance Holdings, Ltd.	4,104	10,271
Sundaram Finance, Ltd.	1,024	51,411
Sundram Fasteners, Ltd.	4,276	55,390
Sunteck Realty, Ltd.	3,702	20,588
Suprajit Engineering, Ltd.	3,601	18,429
Supreme Industries, Ltd.	1,234	61,617
Supreme Petrochem, Ltd.	3,930	34,669
Surya Roshni, Ltd.	2,640	19,090
Suven Pharmaceuticals, Ltd. (A)	3,709	28,389
Suzlon Energy, Ltd. (A)	211,428	115,444
Symphony, Ltd.	1,045	11,075
Syngene International, Ltd. (B)	5,386	45,811
Tamil Nadu Newsprint & Papers, Ltd.	4,436	14,306
Tamilnadu Petroproducts, Ltd.	8,594	9,648
Tanla Platforms, Ltd.	1,960	23,100
Tata Chemicals, Ltd.	4,660	52,774
Tata Communications, Ltd.	2,825	65,144
Tata Consultancy Services, Ltd.	12,924	640,342
Tata Consumer Products, Ltd.	3,166	45,478
Tata Elxsi, Ltd.	864	82,441
Tata Motors, Ltd.	39,071	449,494
Tata Steel, Ltd.	88,368	150,597
TCI Express, Ltd.	501	6,807
TCPL Beverages & Foods, Ltd. (A)(D)	165	1,543
TD Power Systems, Ltd.	3,395	12,270
TeamLease Services, Ltd. (A)	404	14,554
Tech Mahindra, Ltd.	8,420	129,905
Techno Electric & Engineering Company, Ltd.	3,410	29,409
Tejas Networks, Ltd. (A)(B)	1,526	13,757
Texmaco Rail & Engineering, Ltd.	6,663	15,538
The Great Eastern Shipping Company, Ltd.	5,963	71,924
The India Cements, Ltd. (A)	6,706	18,498
The Indian Hotels Company, Ltd.	12,488	88,420
The Jammu & Kashmir Bank, Ltd.	18,203	31,279
The Karnataka Bank, Ltd.	11,008	30,239
The Karur Vysya Bank, Ltd.	23,642	52,788
The Phoenix Mills, Ltd.	1,443	48,554
The Ramco Cements, Ltd.	4,331	44,042
The South Indian Bank, Ltd.	46,489	18,359
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	44

	Shares	Value
India (continued)
The Tata Power Company, Ltd.	20,213	$90,945
Thermax, Ltd.	383	16,664
Thirumalai Chemicals, Ltd.	5,147	15,078
Thomas Cook India, Ltd.	8,758	17,248
Thyrocare Technologies, Ltd. (B)	792	6,592
Time Technoplast, Ltd.	8,084	21,138
Timken India, Ltd.	647	21,152
Titagarh Rail System, Ltd.	2,406	27,305
Titan Company, Ltd.	4,724	207,334
Torrent Pharmaceuticals, Ltd.	2,834	91,612
Torrent Power, Ltd.	2,941	38,466
TransIndia Real Estate, Ltd. (A)	2,220	1,479
Transport Corp. of India, Ltd.	1,175	11,845
Trent, Ltd.	2,472	115,717
Trident, Ltd.	60,139	30,756
Triveni Engineering & Industries, Ltd.	6,709	26,697
TTK Prestige, Ltd.	1,582	14,110
Tube Investments of India, Ltd.	2,541	106,096
TV Today Network, Ltd.	4,230	12,181
TVS Holdings Pvt, Ltd. (A)(D)	333	4,102
TVS Holdings, Ltd. (A)	333	36,247
TVS Motor Company, Ltd.	3,304	85,171
Uflex, Ltd.	1,548	8,011
Ugro Capital, Ltd. (A)	4,410	13,673
Ujjivan Financial Services, Ltd.	9,128	60,508
Ujjivan Small Finance Bank, Ltd. (B)	17,573	11,323
UltraTech Cement, Ltd.	1,374	163,904
Union Bank of India, Ltd.	32,992	58,189
United Breweries, Ltd.	1,013	20,778
United Spirits, Ltd.	4,257	60,052
UNO Minda, Ltd.	4,579	36,436
UPL, Ltd.	13,607	77,431
Usha Martin, Ltd.	8,173	32,219
UTI Asset Management Company, Ltd.	2,205	23,815
VA Tech Wabag, Ltd. (A)	1,854	16,428
Vaibhav Global, Ltd.	2,504	12,834
Vardhman Textiles, Ltd.	7,427	38,231
Varroc Engineering, Ltd. (A)(B)	2,559	15,144
Varun Beverages, Ltd.	9,258	157,502
Vedanta, Ltd.	27,910	90,152
Venky’s India, Ltd.	488	10,344
Vesuvius India, Ltd.	256	10,009
V-Guard Industries, Ltd.	5,667	22,186
Vinati Organics, Ltd.	1,364	27,455
45	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
Vindhya Telelinks, Ltd.	901	$26,409
VIP Industries, Ltd.	2,311	15,426
Visaka Industries, Ltd.	7,690	12,415
VL E-Governance & IT Solutions, Ltd. (A)	2,350	2,028
V-Mart Retail, Ltd. (A)	347	8,024
Vodafone Idea, Ltd. (A)	185,090	30,591
Voltamp Transformers, Ltd.	351	38,051
Voltas, Ltd.	3,990	53,473
VRL Logistics, Ltd.	1,532	10,829
VST Industries, Ltd.	252	11,256
VST Tillers Tractors, Ltd.	424	16,715
Welspun Corp., Ltd.	6,625	41,015
Welspun Enterprises, Ltd.	4,665	17,773
Welspun Living, Ltd.	19,448	36,267
West Coast Paper Mills, Ltd.	2,240	16,800
Westlife Foodworld, Ltd.	1,598	14,412
Wipro, Ltd.	23,166	145,198
Wockhardt, Ltd. (A)	3,695	26,968
Yes Bank, Ltd. (A)	254,368	75,715
Zee Entertainment Enterprises, Ltd. (A)	36,125	69,947
Zee Media Corp., Ltd. (A)	59,624	10,037
Zensar Technologies, Ltd.	4,737	31,337
Zomato, Ltd. (A)	36,680	73,825
Zydus Lifesciences, Ltd.	4,995	56,946
Zydus Wellnes, Ltd.	583	11,047
Indonesia 2.1%		3,655,386
Ace Hardware Indonesia Tbk PT	416,900	22,155
Adaro Energy Indonesia Tbk PT	544,200	83,872
Adaro Minerals Indonesia Tbk PT (A)	232,200	22,928
Adi Sarana Armada Tbk PT (A)	48,100	2,245
AKR Corporindo Tbk PT	325,500	35,223
Alam Sutera Realty Tbk PT (A)	750,400	7,400
Aneka Tambang Tbk	220,654	20,493
Arwana Citramulia Tbk PT	400,400	18,075
Astra Agro Lestari Tbk PT	44,600	19,026
Astra International Tbk PT	417,200	138,885
Astra Otoparts Tbk PT	132,200	19,789
Asuransi Maximus Graha Persada Tbk PT (A)	277,300	882
Avia Avian Tbk PT	191,700	7,202
Bakrie Telecom Tbk PT (A)(D)	22,579,900	35,921
Bank BTPN Syariah Tbk PT	232,600	20,359
Bank Bukopin Tbk PT (A)	1,585,300	7,772
Bank Central Asia Tbk PT	620,300	390,334
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	46

	Shares	Value
Indonesia (continued)
Bank Jago Tbk PT (A)	70,800	$12,251
Bank Mandiri Persero Tbk PT	672,084	300,202
Bank Mayapada International Tbk PT (A)	693,728	9,807
Bank MNC Internasional Tbk PT (A)	1,272,000	4,289
Bank Negara Indonesia Persero Tbk PT	209,606	80,108
Bank OCBC Nisp Tbk PT	201,100	17,582
Bank Pan Indonesia Tbk PT (A)	191,900	13,689
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	117,300	8,995
Bank Pembangunan Daerah Jawa Timur Tbk PT	431,100	16,583
Bank Rakyat Indonesia Persero Tbk PT	608,527	237,133
Bank Syariah Indonesia Tbk PT	163,415	25,720
Bank Tabungan Negara Persero Tbk PT	252,723	23,016
Barito Pacific Tbk PT	327,768	20,374
BFI Finance Indonesia Tbk PT	444,100	38,964
BISI International Tbk PT	323,000	34,626
Buana Lintas Lautan Tbk PT (A)	605,600	4,003
Bukalapak.com PT Tbk (A)	1,609,500	16,116
Bukit Asam Tbk PT	201,500	32,808
Bumi Resources Minerals Tbk PT (A)	1,445,300	13,241
Bumi Resources Tbk PT (A)	2,090,700	11,593
Bumi Serpong Damai Tbk PT (A)	427,200	27,556
Bumi Teknokultura Unggul Tbk PT (A)	1,489,900	4,740
Capital Financial Indonesia Tbk PT (A)	369,300	16,666
Charoen Pokphand Indonesia Tbk PT	70,220	21,650
Ciputra Development Tbk PT	455,461	36,729
Citra Marga Nusaphala Persada Tbk PT (A)	302,662	29,327
City Retail Developments Tbk PT (A)	1,918,900	17,062
Dayamitra Telekomunikasi PT	299,500	12,111
Delta Dunia Makmur Tbk PT	278,000	5,841
Dharma Satya Nusantara Tbk PT	539,000	17,673
Elang Mahkota Teknologi Tbk PT	492,400	14,733
Erajaya Swasembada Tbk PT	459,100	13,870
Garudafood Putra Putri Jaya Tbk PT	598,700	16,152
Gudang Garam Tbk PT	19,843	25,682
Hanson International Tbk PT (A)(D)	4,000,200	12,727
Harum Energy Tbk PT (A)	261,700	20,851
Hexindo Adiperkasa Tbk PT	23,800	8,938
Impack Pratama Industri Tbk PT	906,900	22,263
Indah Kiat Pulp & Paper Tbk PT	66,800	37,126
Indika Energy Tbk PT	129,600	11,220
Indo Tambangraya Megah Tbk PT	29,000	48,334
Indocement Tunggal Prakarsa Tbk PT	39,800	22,982
Indofood CBP Sukses Makmur Tbk PT	37,500	27,648
Indofood Sukses Makmur Tbk PT	142,600	60,143
47	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Indonesia (continued)
Indomobil Sukses Internasional Tbk PT	56,500	$5,432
Indosat Tbk PT	29,500	21,463
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	526,100	20,596
Inovisi Infracom Tbk PT (A)(D)	671,012	120
Japfa Comfeed Indonesia Tbk PT	311,000	22,755
Jasa Marga Persero Tbk PT	125,300	43,279
Kalbe Farma Tbk PT	332,400	31,468
Kapuas Prima Coal Tbk PT (A)(D)	551,200	1,754
Lippo Karawaci Tbk PT (A)	1,947,337	9,286
Map Aktif Adiperkasa PT	435,000	30,460
Matahari Department Store Tbk PT	67,300	7,713
Mayora Indah Tbk PT	247,200	38,674
MD Pictures Tbk PT (A)	83,900	21,815
Medco Energi Internasional Tbk PT	376,992	31,348
Media Nusantara Citra Tbk PT	365,800	7,596
Medikaloka Hermina Tbk PT	277,500	22,325
Merdeka Copper Gold Tbk PT (A)	59,444	8,550
Metro Healthcare Indonesia Tbk PT (A)	361,100	3,368
Metrodata Electronics Tbk PT	480,800	17,912
Metropolitan Kentjana Tbk PT	8,300	14,473
Mitra Adiperkasa Tbk PT	359,500	43,918
Mitra Keluarga Karyasehat Tbk PT	151,700	24,877
MNC Digital Entertainment Tbk PT (A)	36,600	6,750
Pabrik Kertas Tjiwi Kimia Tbk PT	41,200	17,964
Pacific Strategic Financial Tbk PT (A)	134,200	9,485
Pakuwon Jati Tbk PT	592,000	15,278
Paninvest Tbk PT (A)	99,900	5,529
Perusahaan Gas Negara Tbk PT	332,800	23,088
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	237,500	12,782
Pool Advista Indonesia Tbk PT (A)(D)	37,300	119
PP Persero Tbk PT (A)	214,287	6,757
Puradelta Lestari Tbk PT	506,700	5,130
Ramayana Lestari Sentosa Tbk PT	152,300	4,848
Rimo International Lestari Tbk PT (A)(D)	2,464,700	7,842
Sampoerna Agro Tbk PT	618,600	78,643
Samudera Indonesia Tbk PT	787,500	16,048
Sarana Menara Nusantara Tbk PT	792,800	46,489
Sawit Sumbermas Sarana Tbk PT	130,600	9,446
Selamat Sempurna Tbk PT	99,900	13,346
Semen Indonesia Persero Tbk PT	99,411	38,617
Siloam International Hospitals Tbk PT	152,000	22,215
Sinar Mas Multiartha Tbk PT (A)	37,000	34,026
Sri Rejeki Isman Tbk PT (A)(D)	937,100	8,706
Sugih Energy Tbk PT (A)(D)	8,409,300	26,756
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	48

	Shares	Value
Indonesia (continued)
Sumber Alfaria Trijaya Tbk PT	358,800	$62,789
Summarecon Agung Tbk PT	388,947	13,599
Surya Citra Media Tbk PT	1,093,500	10,379
Surya Esa Perkasa Tbk PT	506,900	16,595
Surya Semesta Internusa Tbk PT (A)	132,900	4,786
Suryainti Permata Tbk PT (A)(D)	1,802,000	0
Telkom Indonesia Persero Tbk PT	542,700	138,339
Temas Tbk PT	643,000	6,574
Tempo Scan Pacific Tbk PT	65,700	8,194
Timah Tbk PT	128,900	4,680
Tower Bersama Infrastructure Tbk PT	68,600	8,113
Trada Alam Minera Tbk PT (A)(D)	1,919,200	2,748
Transcoal Pacific Tbk PT	27,200	13,637
Trias Sentosa Tbk PT	706,000	19,876
Triputra Agro Persada PT	214,300	7,423
Truba Alam Manunggal Engineering PT (A)(D)	19,436,000	0
Tunas Baru Lampung Tbk PT	211,314	9,015
Ultrajaya Milk Industry & Trading Company Tbk PT	211,100	22,445
Unilever Indonesia Tbk PT	159,900	27,807
United Tractors Tbk PT	43,700	65,449
Vale Indonesia Tbk PT	65,100	16,795
Waskita Beton Precast Tbk PT (A)	592,800	1,886
Waskita Karya Persero Tbk PT (A)(D)	458,390	3,535
Wijaya Karya Persero Tbk PT (A)(D)	178,676	2,729
XL Axiata Tbk PT	285,377	43,262
Ireland 0.5%		872,154
PDD Holdings, Inc., ADR (A)	7,003	872,154
Kuwait 0.7%		1,239,350
A’ayan Leasing & Investment Company KSCP	48,202	27,893
Agility Public Warehousing Company KSC (A)	5,465	10,687
ALAFCO Aviation Lease & Finance Company KSCP (A)	19,468	13,418
Ali Alghanim Sons Automotive Company KSCC	6,388	24,385
Alimtiaz Investment Group KSC (A)	65,366	12,008
Arabi Group Holding KSC (A)	4,732	8,060
Arzan Financial Group for Financing & Investment KPSC	18,019	13,136
Boubyan Bank KSCP	9,865	20,627
Boubyan Petrochemicals Company KSCP	7,047	13,972
Boursa Kuwait Securities Company KPSC	4,691	31,139
Burgan Bank SAK	9,840	6,620
Combined Group Contracting Company SAK	8,498	11,625
Gulf Bank KSCP	56,158	53,878
Gulf Cables & Electrical Industries Group Company KSCP	4,006	19,453
Heavy Engineering & Ship Building Company KSCP	6,123	16,940
49	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Kuwait (continued)
Humansoft Holding Company KSC	3,637	$39,816
Integrated Holding Company KCSC	10,813	17,228
Jazeera Airways Company KSCP	3,620	13,260
Kuwait Cement Company KSC	22,614	12,786
Kuwait Finance House KSCP	94,510	249,002
Kuwait International Bank KSCP	24,826	13,319
Kuwait Real Estate Company KSC	40,386	30,216
Kuwait Telecommunications Company	16,146	31,786
Mabanee Company KPSC	12,464	33,092
Mezzan Holding Company KSCC	12,560	25,371
Mobile Telecommunications Company KSCP	68,625	112,236
National Bank of Kuwait SAKP	85,713	273,094
National Industries Group Holding SAK	21,494	16,730
National Investments Company KSCP	14,263	13,218
Salhia Real Estate Company KSCP	19,120	28,636
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	19,026	10,527
Warba Bank KSCP	57,552	35,192
Malaysia 1.8%		3,116,817
7-Eleven Malaysia Holdings BHD	7,039	2,969
Aeon Company M BHD	64,000	15,261
AEON Credit Service M BHD	11,400	15,247
AFFIN Bank BHD	22,570	12,281
Alliance Bank Malaysia BHD	43,600	32,722
Allianz Malaysia BHD	3,100	12,347
AMMB Holdings BHD	44,850	41,055
Astro Malaysia Holdings BHD	97,400	7,298
Axiata Group BHD	90,707	53,172
Bank Islam Malaysia BHD	27,500	14,269
Batu Kawan BHD	10,200	41,687
Berjaya Corp. BHD (A)	335,914	20,547
Bermaz Auto BHD	28,600	14,702
British American Tobacco Malaysia BHD	6,400	11,268
Bumi Armada BHD (A)	218,000	25,266
Bursa Malaysia BHD	25,300	39,870
Cahya Mata Sarawak BHD	29,300	5,934
Carlsberg Brewery Malaysia BHD	3,600	14,451
CELCOMDIGI BHD	43,080	39,558
CIMB Group Holdings BHD	110,018	149,820
D&O Green Technologies BHD	21,500	15,058
Dagang NeXchange BHD (A)	161,600	12,137
Dayang Enterprise Holdings BHD	35,200	17,313
Dialog Group BHD	48,660	21,533
DRB-Hicom BHD	45,900	13,466
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	50

	Shares	Value
Malaysia (continued)
Duopharma Biotech BHD	30,001	$7,713
Eco World Development Group BHD	30,700	8,426
Ekovest BHD (A)	197,200	18,962
FGV Holdings BHD	35,000	10,696
Fraser & Neave Holdings BHD	5,600	34,820
Frontken Corp. BHD	29,400	22,801
Gamuda BHD	23,058	25,718
Genting BHD	29,800	29,977
Genting Malaysia BHD	70,300	42,577
Genting Plantations BHD	20,400	26,253
Globetronics Technology BHD	39,686	12,399
Greatech Technology BHD (A)	17,200	17,325
Guan Chong BHD	16,900	5,711
HAP Seng Consolidated BHD	15,839	14,763
Hap Seng Plantations Holdings BHD	26,500	10,386
Hartalega Holdings BHD (A)	66,700	35,299
Heineken Malaysia BHD	5,700	27,243
Hengyuan Refining Company BHD (A)	24,300	14,638
Hextar Global BHD	51,000	8,881
Hibiscus Petroleum BHD	35,280	18,798
Hong Leong Bank BHD	5,434	22,596
Hong Leong Financial Group BHD	4,961	17,769
Hong Leong Industries BHD	5,300	11,510
IGB BHD	69,823	35,164
IHH Healthcare BHD	21,200	27,459
IJM Corp. BHD	48,660	21,973
Inari Amertron BHD	40,336	27,003
IOI Corp. BHD	43,100	36,139
IOI Properties Group BHD	48,571	23,543
JAKS Resources BHD (A)	114,140	4,568
Keck Seng Malaysia BHD	42,150	51,754
Kim Loong Resources BHD	27,200	12,288
Kossan Rubber Industries BHD	88,100	34,899
KPJ Healthcare BHD	99,900	34,720
Kuala Lumpur Kepong BHD	7,405	34,992
Lotte Chemical Titan Holding BHD (A)(B)	27,367	6,803
LPI Capital BHD	11,020	29,818
Magnum BHD	35,653	8,488
Mah Sing Group BHD	64,500	13,346
Malakoff Corp. BHD	78,100	10,455
Malayan Banking BHD	50,278	101,014
Malaysia Airports Holdings BHD	22,532	40,261
Malaysia Building Society BHD	76,431	12,262
Malaysia Smelting Corp. BHD	29,300	12,663
51	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Malaysia (continued)
Malaysian Pacific Industries BHD	2,238	$13,711
Malaysian Resources Corp. BHD	124,363	15,365
Matrix Concepts Holdings BHD	75,400	27,984
Maxis BHD	33,685	26,424
Mega First Corp. BHD	34,200	28,477
MISC BHD	14,650	23,487
Mr. D.I.Y Group M BHD (B)	46,700	15,349
Muhibbah Engineering M BHD (A)	10,300	1,662
My EG Services BHD	130,075	22,093
Nestle Malaysia BHD	800	21,074
Oriental Holdings BHD	7,200	9,803
OSK Holdings BHD	36,600	10,869
Padini Holdings BHD	21,500	15,358
Petron Malaysia Refining & Marketing BHD	10,000	9,654
Petronas Chemicals Group BHD	25,400	37,490
Petronas Dagangan BHD	8,100	38,998
Petronas Gas BHD	8,300	31,386
PPB Group BHD	8,900	29,262
Press Metal Aluminium Holdings BHD	35,000	34,543
Public Bank BHD	197,200	183,027
QL Resources BHD	21,735	26,600
RHB Bank BHD	33,336	39,371
Sam Engineering & Equipment M BHD	15,000	15,068
Sapura Energy BHD (A)	592,857	6,207
Sarawak Oil Palms BHD	11,700	7,009
Scientex BHD	38,100	31,231
SEG International BHD	33,942	4,644
Sime Darby BHD	76,374	43,640
Sime Darby Plantation BHD	45,614	41,686
Sime Darby Property BHD	130,274	21,184
SKP Resources BHD	153,625	24,465
SP Setia BHD Group	53,308	9,510
Sports Toto BHD	31,949	9,635
Sunway BHD	62,777	37,074
Supermax Corp. BHD	75,160	13,151
Syarikat Takaful Malaysia Keluarga BHD	29,319	22,986
Ta Ann Holdings BHD	15,400	11,837
Tan Chong Motor Holdings BHD	3,800	793
Telekom Malaysia BHD	16,018	20,432
Tenaga Nasional BHD	22,000	52,220
Thong Guan Industries BHD	18,800	7,409
TIME dotCom BHD	33,120	38,428
Top Glove Corp. BHD (A)	186,500	31,653
Tropicana Corp. BHD (A)	44,400	11,809
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	52

	Shares	Value
Malaysia (continued)
TSH Resources BHD	34,100	$7,477
Uchi Technologies BHD	30,300	24,985
UEM Sunrise BHD	78,300	17,204
Unisem M BHD	19,000	13,359
United Malacca BHD	29,750	31,074
United Plantations BHD	4,900	22,866
Velesto Energy BHD (A)	250,631	15,039
ViTrox Corp. BHD	8,400	13,282
VS Industry BHD	205,700	32,099
Westports Holdings BHD	20,500	16,312
Yinson Holdings BHD	61,880	33,250
YTL Corp. BHD	91,561	51,628
YTL Power International BHD	48,000	40,080
Mexico 2.9%		5,193,304
Alfa SAB de CV, Class A	190,450	140,791
Alsea SAB de CV (A)	13,070	50,243
America Movil SAB de CV (A)	323,525	303,514
Arca Continental SAB de CV	4,972	53,599
Banco del Bajio SA (B)	39,882	147,625
Becle SAB de CV	11,448	26,746
Bolsa Mexicana de Valores SAB de CV	16,163	34,992
Cemex SAB de CV, Series CPO (A)	166,652	127,500
Coca-Cola Femsa SAB de CV	6,976	67,966
Consorcio ARA SAB de CV	65,252	12,634
Controladora AXTEL SAB DE CV (A)	190,450	2,604
Controladora Vuela Cia de Aviacion SAB de CV, Class A (A)	27,701	20,088
Corp. Inmobiliaria Vesta SAB de CV	16,677	58,551
Dine SAB de CV	103,700	180,700
El Puerto de Liverpool SAB de CV, Series C1	5,226	38,290
Fomento Economico Mexicano SAB de CV	10,774	134,148
GCC SAB de CV	5,743	60,233
Genomma Lab Internacional SAB de CV, Class B	33,557	25,969
Gentera SAB de CV	37,333	56,117
Gruma SAB de CV, Class B	2,812	50,090
Grupo Aeroportuario del Centro Norte SAB de CV	10,115	87,665
Grupo Aeroportuario del Pacifico SAB de CV, ADR	309	45,788
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	1,500	22,178
Grupo Aeroportuario del Sureste SAB de CV, ADR	255	75,064
Grupo Bimbo SAB de CV, Series A	19,346	80,940
Grupo Carso SAB de CV, Series A1	4,557	39,471
Grupo Comercial Chedraui SA de CV	5,937	45,600
Grupo Elektra SAB de CV	346	24,096
Grupo Financiero Banorte SAB de CV, Series O	25,337	262,077
53	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Mexico (continued)
Grupo Financiero Inbursa SAB de CV, Series O (A)	21,468	$65,232
Grupo Gigante SAB de CV (A)	166,920	313,387
Grupo Herdez SAB de CV	9,671	27,026
Grupo Hotelero Santa Fe SAB de CV (A)	83,186	17,912
Grupo Industrial Saltillo SAB de CV	23,930	34,679
Grupo KUO SAB de CV, Series B (A)	136,788	353,120
Grupo Mexico SAB de CV, Series B	47,741	232,791
Grupo Rotoplas SAB de CV (A)	7,613	13,038
Grupo Simec SAB de CV, Series B (A)	12,062	123,138
Grupo Televisa SAB, Series CPO	55,564	33,154
Grupo Traxion SAB de CV (A)(B)	17,500	31,613
Hoteles City Express SAB de CV (A)	17,674	5,174
Industrias CH SAB de CV, Series B (A)	14,379	160,281
Industrias Penoles SAB de CV (A)	3,093	39,001
Kimberly-Clark de Mexico SAB de CV, Class A	31,478	69,977
La Comer SAB de CV	19,133	43,824
Megacable Holdings SAB de CV, Series CPO	23,441	60,169
Minera Frisco SAB de CV, Series A1 (A)	554,562	112,577
Nemak SAB de CV (A)(B)	93,240	18,983
Ollamani SAB (A)	2,778	4,652
Operadora de Sites Mexicanos SAB de CV, Class A1	9,132	10,667
Orbia Advance Corp. SAB de CV	50,464	93,234
Organizacion Cultiba SAB de CV (A)	45,332	33,246
Organizacion Soriana SAB de CV, Series B	327,911	640,652
Promotora y Operadora de Infraestructura SAB de CV	5,773	60,269
Promotora y Operadora de Infraestructura SAB de CV, L Shares	4,040	26,547
Qualitas Controladora SAB de CV	2,504	28,134
Regional SAB de CV	8,143	75,963
Sitios Latinoamerica SAB de CV (A)	24,881	8,905
Vitro SAB de CV, Series A	21,684	14,465
Wal-Mart de Mexico SAB de CV	41,613	166,215
Netherlands 0.0%		48,429
NEPI Rockcastle NV (A)	6,787	48,429
Panama 0.0%		1,399
BAC Holding International Corp.	22,589	1,399
Peru 0.1%		136,690
Cementos Pacasmayo SAA, ADR	2,115	11,844
Cia de Minas Buenaventura SAA, ADR	2,497	37,705
Credicorp, Ltd.	370	63,226
Fossal SAA, ADR (A)(D)	5	0
Intercorp Financial Services, Inc.	876	23,915
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	54

	Shares	Value
Philippines 0.9%		$1,567,653
8990 Holdings, Inc. (A)	111,700	18,962
Aboitiz Equity Ventures, Inc.	37,540	35,404
Aboitiz Power Corp.	37,100	24,420
ACEN Corp.	55,575	4,117
ACR Mining Corp. (A)(D)	3,145	1,001
Alliance Global Group, Inc.	165,600	30,393
Apex Mining Company, Inc.	210,000	9,285
Ayala Corp.	2,700	32,584
Ayala Land, Inc.	54,500	33,968
Bank of the Philippine Islands	31,254	69,588
BDO Unibank, Inc.	38,618	105,207
Belle Corp.	887,000	19,390
Bloomberry Resorts Corp. (A)	164,300	32,812
Cebu Air, Inc. (A)	7,800	4,520
Century Pacific Food, Inc.	56,050	33,404
China Banking Corp.	63,035	38,637
COL Financial Group, Inc.	100,000	4,323
Converge Information and Communications Technology Solutions, Inc. (A)	96,400	15,441
Cosco Capital, Inc.	126,900	11,876
D&L Industries, Inc.	183,300	22,014
Dito CME Holdings Corp. (A)	203,000	7,878
DMCI Holdings, Inc.	134,700	26,242
Emperador, Inc.	80,000	27,792
Filinvest Land, Inc.	909,750	11,640
First Philippine Holdings Corp.	16,990	19,920
Ginebra San Miguel, Inc.	1,670	4,621
Global Ferronickel Holdings, Inc.	186,000	5,883
Globe Telecom, Inc.	1,220	37,323
GT Capital Holdings, Inc.	2,746	34,316
International Container Terminal Services, Inc.	9,130	46,854
JG Summit Holdings, Inc.	43,297	31,552
Jollibee Foods Corp.	9,140	44,507
LT Group, Inc.	87,200	14,750
Manila Electric Company	5,260	36,520
Max’s Group, Inc.	52,200	3,114
Megaworld Corp.	515,500	17,712
Metropolitan Bank & Trust Company	38,944	42,952
Monde Nissin Corp. (B)	107,700	19,173
Nickel Asia Corp.	255,060	20,616
Petron Corp.	165,900	9,476
Philex Mining Corp.	67,800	3,524
Philippine Stock Exchange, Inc.	12,074	41,564
Phoenix Petroleum Philippines, Inc. (A)	100,600	7,577
PLDT, Inc.	1,245	29,051
55	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Philippines (continued)
Puregold Price Club, Inc.	59,300	$29,015
RFM Corp.	101,000	5,283
Rizal Commercial Banking Corp.	184,093	75,786
Robinsons Land Corp.	107,596	31,338
Robinsons Retail Holdings, Inc.	27,050	18,027
San Miguel Corp.	16,534	30,048
San Miguel Food and Beverage, Inc.	21,830	19,532
Security Bank Corp.	23,437	29,566
Semirara Mining & Power Corp.	49,820	28,647
Shell Pilipinas Corp. (A)	11,500	2,211
SM Investments Corp.	1,295	21,670
SM Prime Holdings, Inc.	51,904	29,188
Synergy Grid & Development Phils, Inc.	91,700	14,686
Top Frontier Investment Holdings, Inc. (A)	24,482	41,476
Union Bank of the Philippines	30,589	24,326
Universal Robina Corp.	16,050	33,413
Vista Land & Lifescapes, Inc.	295,200	8,624
Vistamalls, Inc.	172,400	7,258
Wilcon Depot, Inc.	66,800	25,656
Poland 1.1%		1,980,853
11 Bit Studios SA (A)	110	15,583
AB SA	911	18,014
Alior Bank SA (A)	2,850	68,463
Allegro.eu SA (A)(B)	4,288	34,653
Amica SA (A)	140	2,684
Arctic Paper SA	2,018	11,599
Asseco Poland SA	3,050	57,277
Auto Partner SA	4,431	29,258
Bank Handlowy w Warszawie SA	1,388	38,215
Bank Millennium SA (A)	19,122	47,846
Bank Polska Kasa Opieki SA	2,950	127,952
Benefit Systems SA	96	56,315
Boryszew SA	1,940	2,980
Budimex SA	351	64,159
CCC SA (A)	1,168	22,264
CD Projekt SA	687	18,881
Cognor Holding SA	12,233	24,743
Cyfrowy Polsat SA (A)	7,415	21,776
Develia SA	8,641	10,348
Dino Polska SA (A)(B)	663	77,148
Dom Development SA	481	19,050
Enea SA (A)	9,798	23,996
Eurocash SA	3,066	12,962
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	56

	Shares	Value
Poland (continued)
Globe Trade Centre SA	16,195	$22,944
Grenevia SA (A)	18,129	14,397
Grupa Azoty SA (A)	2,417	13,643
Grupa Kety SA	368	64,992
ING Bank Slaski SA (A)	539	42,244
Inter Cars SA	183	26,485
Jastrzebska Spolka Weglowa SA (A)	3,945	40,773
KGHM Polska Miedz SA	1,343	36,298
KRUK SA	200	21,088
LPP SA	18	80,969
Lubelski Wegiel Bogdanka SA	888	7,197
mBank SA (A)	340	59,244
Mirbud SA	3,984	9,272
Mo-BRUK SA	230	17,614
Neuca SA	170	36,362
Orange Polska SA	19,328	39,558
ORLEN SA	14,478	224,891
PGE Polska Grupa Energetyczna SA (A)	18,713	37,397
PKP Cargo SA (A)	3,024	10,472
Polimex-Mostostal SA (A)	12,255	13,468
Powszechna Kasa Oszczednosci Bank Polski SA	6,617	92,211
Powszechny Zaklad Ubezpieczen SA	4,992	61,428
Santander Bank Polska SA	113	15,584
Selvita SA (A)	567	8,326
Tauron Polska Energia SA (A)	62,695	56,873
TEN Square Games SA	339	8,120
Text SA	519	12,428
Votum SA	1,615	18,275
Warsaw Stock Exchange	1,251	13,804
Wirtualna Polska Holding SA	890	26,383
XTB SA (B)	3,472	41,947
Qatar 0.9%		1,554,095
Aamal Company	78,358	17,000
Al Khaleej Takaful Group QSC	17,210	12,726
Al Meera Consumer Goods Company QSC	4,910	17,476
Baladna (A)	74,126	25,982
Barwa Real Estate Company	78,249	65,753
Commercial Bank PSQC	92,903	129,050
Doha Bank QPSC	109,395	49,538
Estithmar Holding QPSC (A)	60,633	32,987
Gulf International Services QSC	53,211	41,974
Gulf Warehousing Company	16,297	14,055
Industries Qatar QSC	10,015	35,514
57	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Qatar (continued)
Lesha Bank LLC (A)	68,401	$24,950
Mannai Corp. QSC	13,134	15,085
Masraf Al Rayan QSC	72,162	50,200
Mazaya Real Estate Development QPSC	21,716	4,261
Medicare Group	16,566	21,015
Mesaieed Petrochemical Holding Company	38,594	20,026
Ooredoo QPSC	27,091	84,639
Qatar Aluminum Manufacturing Company	104,316	36,407
Qatar Electricity & Water Company QSC	6,797	32,280
Qatar Fuel QSC	8,382	34,422
Qatar Gas Transport Company, Ltd.	74,811	82,142
Qatar Insurance Company SAQ (A)	47,574	30,420
Qatar International Islamic Bank QSC	15,658	49,109
Qatar Islamic Bank SAQ	8,893	49,243
Qatar National Bank QPSC	92,062	385,242
Qatar National Cement Company QSC	24,401	25,436
Qatar Navigation QSC	20,695	62,554
Salam International Investment, Ltd., QSC (A)	80,910	14,887
United Development Company QSC	78,676	22,375
Vodafone Qatar QSC	116,699	55,436
Zad Holding Company	3,124	11,911
Russia 0.0%		25,337
Gazprom PJSC, ADR (A)(D)	30,453	3,350
Magnitogorsk Iron & Steel Works PJSC, GDR (A)(D)	2,363	543
MMC Norilsk Nickel PJSC, ADR (A)(D)	5,418	2,980
Mobile TeleSystems PJSC, ADR (A)(D)	7,477	1,421
Novatek PJSC, GDR (A)(D)	143	711
Novolipetsk Steel PJSC, GDR (A)(D)	1,198	827
PhosAgro PJSC, GDR (A)(D)	1,978	1,622
PhosAgro PJSC, GDR (London Stock Exchange) (A)(D)	13	11
Rostelecom PJSC, ADR (A)(D)	3,714	557
RusHydro PJSC, ADR (A)(D)	28,619	859
Sberbank of Russia PJSC, ADR (A)(D)	23,885	8,360
Severstal PAO, GDR (A)(D)	2,129	958
Tatneft PJSC, ADR (A)(D)	2,610	2,662
VTB Bank PJSC, GDR (A)(D)	23,800	476
Saudi Arabia 3.8%		6,702,186
Abdul Mohsen Al-Hokair Tourism and Development Company (A)	45,690	39,876
Abdullah Al Othaim Markets Company	16,760	59,651
ACWA Power Company	594	41,820
Advanced Petrochemical Company	4,459	45,402
Al Hammadi Holding	2,243	40,013
Al Jouf Agricultural Development Company	889	12,860
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	58

	Shares	Value
Saudi Arabia (continued)
Al Jouf Cement Company (A)	6,148	$19,045
Al Moammar Information Systems Company	585	22,713
Al Rajhi Bank	24,548	582,971
Al Yamamah Steel Industries Company (A)	977	9,270
AlAbdullatif Industrial Investment Company (A)	1,143	5,528
Alamar Foods	421	12,107
Alandalus Property Company	4,585	30,213
Alaseel Company	6,260	7,913
Aldrees Petroleum and Transport Services Company	1,538	74,039
Alinma Bank	16,531	194,028
AlJazira Takaful Ta’awuni Company (A)	2,966	14,214
Alkhorayef Water & Power Technologies Company (A)	180	11,655
Allianz Saudi Fransi Cooperative Insurance Company (A)	1,752	8,831
Almarai Company JSC	4,118	64,652
Alujain Corp. (A)	1,265	14,245
Arab National Bank	8,498	63,187
Arabian Cement Company	2,332	20,421
Arabian Centres Company, Ltd.	4,247	24,069
Arabian Contracting Services Company	643	45,080
Arabian Internet & Communications Services Company	349	34,180
Arriyadh Development Company	5,023	31,658
Astra Industrial Group	1,050	47,380
Ataa Educational Company	499	10,487
Bank AlBilad	6,092	80,404
Bank Al-Jazira (A)	11,221	58,286
Banque Saudi Fransi	10,729	109,088
Batic Investments and Logistic Company (A)	19,442	13,502
Bawan Company	1,965	26,453
Bupa Arabia for Cooperative Insurance Company	1,771	108,359
Catering Holding Company	1,471	52,424
City Cement Company	3,664	18,677
Dallah Healthcare Company	413	20,621
Dar Al Arkan Real Estate Development Company (A)	18,577	69,234
Dr Sulaiman Al Habib Medical Services Group Company	1,743	153,488
East Pipes Integrated Company for Industry	408	13,060
Eastern Province Cement Company	818	7,826
Electrical Industries Company	30,415	34,164
Emaar Economic City (A)	16,600	36,088
Etihad Etisalat Company	15,690	231,451
Fawaz Abdulaziz Al Hokair & Company (A)	2,750	13,170
Gulf Insurance Group	594	5,641
Hail Cement Company	5,731	18,560
Herfy Food Services Company	703	6,865
Jarir Marketing Company	13,850	57,568
59	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Saudi Arabia (continued)
Jazan Development and Investment Company (A)	1,882	$8,402
L’Azurde Company for Jewelry	4,437	19,763
Leejam Sports Company JSC	843	48,403
Maharah Human Resources Company	11,940	23,348
Mediterranean & Gulf Insurance & Reinsurance Company (A)	2,406	11,685
Methanol Chemicals Company (A)	3,350	15,521
Middle East Healthcare Company (A)	1,388	45,036
Middle East Paper Company	2,257	26,607
Middle East Specialized Cables Company (A)	1,979	13,316
Mobile Telecommunications Company Saudi Arabia	32,044	127,359
Mouwasat Medical Services Company	1,982	65,316
Nahdi Medical Company	868	32,877
Najran Cement Company	4,857	13,419
Nama Chemicals Company (A)	2,002	18,354
National Company for Learning & Education	705	31,844
National Gas & Industrialization Company	1,152	26,334
National Gypsum (A)	1,677	11,637
National Industrialization Company (A)	11,918	41,960
National Medical Care Company	585	31,393
Northern Region Cement Company	4,267	11,424
Rabigh Refining & Petrochemical Company (A)	12,159	26,823
Riyad Bank	20,144	167,238
SABIC Agri-Nutrients Company	6,107	204,168
Sahara International Petrochemical Company	13,711	112,038
Saudi Arabian Mining Company (A)	7,726	102,523
Saudi Arabian Oil Company (B)	35,352	298,897
Saudi Automotive Services Company	1,130	28,448
Saudi Awwal Bank	13,370	147,222
Saudi Basic Industries Corp.	9,001	189,102
Saudi Cement Company	3,305	41,162
Saudi Ceramic Company	1,342	11,083
Saudi Chemical Company Holding	21,910	31,291
Saudi Electricity Company	12,156	64,890
Saudi Ground Services Company (A)	2,496	27,586
Saudi Industrial Investment Group	12,048	66,605
Saudi Kayan Petrochemical Company (A)	32,690	84,190
Saudi Marketing Company	1,952	14,652
Saudi Pharmaceutical Industries & Medical Appliances Corp. (A)	2,217	22,626
Saudi Public Transport Company (A)	3,653	20,228
Saudi Real Estate Company (A)	4,698	25,147
Saudi Reinsurance Company (A)	5,359	37,210
Saudi Research & Media Group (A)	1,079	71,255
Saudi Telecom Company	35,701	404,121
Saudia Dairy & Foodstuff Company	624	63,244
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	60

	Shares	Value
Saudi Arabia (continued)
Scientific & Medical Equipment House Company (A)	840	$11,974
Seera Group Holding (A)	7,450	66,395
SHL Finance Company	2,058	9,492
Sinad Holding Company (A)	1,612	6,019
Southern Province Cement Company	1,999	21,298
Sustained Infrastructure Holding Company	1,613	13,450
Tabuk Cement Company (A)	2,710	9,720
Tanmiah Food Company	802	28,500
The Company for Cooperative Insurance	1,812	78,340
The National Agriculture Development Company (A)	3,436	30,334
The Qassim Cement Company	1,062	16,855
The Saudi Investment Bank	12,910	55,780
The Saudi National Bank	34,393	388,683
The Savola Group	9,752	137,861
Theeb Rent A Car Company	1,231	24,273
Umm Al-Qura Cement Company (A)	2,052	8,798
United Electronics Company	1,527	38,926
United International Transportation Company	1,703	40,136
Walaa Cooperative Insurance Company (A)	1,753	10,486
Yamama Cement Company	3,651	35,132
Yanbu Cement Company	2,788	23,427
Yanbu National Petrochemical Company	1,037	10,349
Zamil Industrial Investment Company (A)	3,557	27,774
Singapore 0.1%		74,348
BOC Aviation, Ltd. (B)	10,100	74,348
South Africa 2.3%		4,140,667
Absa Group, Ltd.	17,533	149,675
Adcock Ingram Holdings, Ltd.	2,963	8,670
Advtech, Ltd.	30,094	43,201
AECI, Ltd.	4,099	20,774
African Rainbow Minerals, Ltd.	5,406	47,555
Afrimat, Ltd.	6,949	22,695
Alexander Forbes Group Holdings, Ltd.	42,430	14,592
Anglo American Platinum, Ltd.	1,172	45,085
Aspen Pharmacare Holdings, Ltd.	8,619	88,053
Astral Foods, Ltd.	1,655	12,641
Aveng, Ltd. (A)	15,919	5,722
AVI, Ltd.	11,575	54,020
Barloworld, Ltd.	9,995	35,056
Bid Corp., Ltd.	2,534	59,232
Blue Label Telecoms, Ltd. (A)	40,650	7,629
Capitec Bank Holdings, Ltd.	618	65,111
Cashbuild, Ltd.	822	5,789
61	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Africa (continued)
Caxton & CTP Publishers & Printers, Ltd.	83,154	$44,003
Clicks Group, Ltd.	6,396	99,872
Coronation Fund Managers, Ltd.	8,366	13,624
Curro Holdings, Ltd.	9,885	5,832
DataTec, Ltd.	10,224	21,468
Dis-Chem Pharmacies, Ltd. (B)	19,455	30,968
Discovery, Ltd.	5,734	40,666
DRDGOLD, Ltd.	25,471	17,285
Exxaro Resources, Ltd.	9,401	87,233
Famous Brands, Ltd.	2,192	6,474
FirstRand, Ltd.	66,833	226,102
Gold Fields, Ltd., ADR	18,461	240,731
Grindrod, Ltd.	18,631	12,544
Harmony Gold Mining Company, Ltd., ADR	17,279	98,663
Hudaco Industries, Ltd.	763	6,352
Impala Platinum Holdings, Ltd.	15,008	50,931
Investec, Ltd.	6,401	40,297
Italtile, Ltd.	28,750	16,337
JSE, Ltd.	3,574	16,328
KAP, Ltd. (A)	162,563	19,480
Kumba Iron Ore, Ltd.	1,166	32,647
Lewis Group, Ltd.	2,550	5,679
Life Healthcare Group Holdings, Ltd.	60,677	55,521
Metair Investments, Ltd. (A)	12,087	7,847
MiX Telematics, Ltd., ADR	2,273	21,730
Momentum Metropolitan Holdings	82,460	89,588
Motus Holdings, Ltd.	10,226	49,405
Mpact, Ltd.	6,725	9,905
Mr. Price Group, Ltd.	9,110	80,788
MTN Group, Ltd.	47,426	206,715
MultiChoice Group (A)	8,625	46,972
Naspers, Ltd., N Shares	234	38,438
Nedbank Group, Ltd.	6,853	78,400
Netcare, Ltd.	51,649	36,461
Ninety One, Ltd.	8,381	17,094
Northam Platinum Holdings, Ltd.	7,939	45,370
Oceana Group, Ltd.	6,191	23,008
Old Mutual, Ltd.	130,008	80,915
Omnia Holdings, Ltd.	9,420	30,677
OUTsurance Group, Ltd.	9,294	20,166
Pepkor Holdings, Ltd. (B)	32,857	32,014
Pick n Pay Stores, Ltd.	14,046	14,821
PPC, Ltd. (A)	113,640	21,828
PSG Financial Services, Ltd.	35,031	27,743
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	62

	Shares	Value
South Africa (continued)
Raubex Group, Ltd.	10,511	$15,311
Reunert, Ltd.	7,864	26,729
Sanlam, Ltd.	9,382	35,968
Santam, Ltd.	2,073	32,715
Sappi, Ltd.	32,266	77,595
Sasol, Ltd.	11,743	88,499
Shoprite Holdings, Ltd.	6,933	93,404
Sibanye Stillwater, Ltd.	25,077	25,847
Sibanye Stillwater, Ltd., ADR (C)	12,654	52,134
Southern Sun, Ltd. (A)	52,665	14,397
Standard Bank Group, Ltd.	14,900	156,927
Sun International, Ltd.	11,101	22,786
Super Group, Ltd.	26,314	36,242
Telkom SA SOC, Ltd. (A)	16,120	24,271
The Bidvest Group, Ltd.	7,080	86,403
The Foschini Group, Ltd.	18,194	99,364
The SPAR Group, Ltd. (A)	5,468	27,813
Thungela Resources, Ltd.	8,610	47,107
Tiger Brands, Ltd.	6,112	63,470
Transaction Capital, Ltd. (A)	23,453	11,811
Truworths International, Ltd.	16,379	61,440
Tsogo Sun, Ltd.	15,051	9,019
Vodacom Group, Ltd.	13,048	64,068
Wilson Bayly Holmes-Ovcon, Ltd. (A)	3,159	21,426
Woolworths Holdings, Ltd.	25,117	84,015
Zeda, Ltd. (A)	12,459	7,484
South Korea 12.2%		21,830,818
Advanced Nano Products Company, Ltd. (A)	154	16,179
Advanced Process Systems Corp. (A)	1,012	15,883
Aekyung Chemical Company, Ltd.	1,138	11,624
Aekyung Industrial Company, Ltd.	1,490	18,100
AfreecaTV Company, Ltd.	317	30,670
Ahnlab, Inc.	288	15,488
Ajin Industrial Company, Ltd.	2,965	9,562
Alteogen, Inc. (A)	395	47,537
ALUKO Company, Ltd. (A)	3,314	8,175
Amorepacific Corp.	352	31,651
AMOREPACIFIC Group	998	20,015
Anam Electronics Company, Ltd. (A)	6,576	10,266
Ananti, Inc. (A)	6,031	28,521
APTC Company, Ltd. (A)	1,450	15,351
Asia Cement Company, Ltd.	1,937	16,282
Asia Paper Manufacturing Company, Ltd.	151	5,442
63	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Atinum Investment Company, Ltd.	6,093	$15,079
BGF Company, Ltd.	2,408	7,099
BGF retail Company, Ltd.	220	21,829
BH Company, Ltd.	1,811	23,286
Binex Company, Ltd. (A)	1,385	11,411
Binggrae Company, Ltd. (A)	278	11,070
Bioneer Corp. (A)	221	4,068
BIT Computer Company, Ltd.	489	2,531
BNK Financial Group, Inc.	7,863	44,336
Boditech Med, Inc.	681	8,152
Bookook Securities Company, Ltd. (A)	368	7,333
Boryung	912	8,160
Bosung Power Technology Company, Ltd. (A)	1,899	4,428
Bukwang Pharmaceutical Company, Ltd.	919	4,525
Byucksan Corp. (A)	6,701	12,416
Cafe24 Corp. (A)	605	10,688
Caregen Company, Ltd.	755	13,232
Celltrion Pharm, Inc. (A)	281	23,451
Celltrion, Inc.	1,633	220,841
Chabiotech Company, Ltd. (A)	1,250	15,734
Cheil Worldwide, Inc.	2,558	35,537
Chemtronics Company, Ltd.	1,041	17,255
Cheryong Electric Company, Ltd.	496	7,816
Choa Pharmaceutical Company (A)	887	1,219
Choil Aluminum Company, Ltd. (A)	12,301	18,751
Chong Kun Dang Pharmaceutical Corp.	456	37,032
Chongkundang Holdings Corp.	208	9,224
Chorokbaem Media Company, Ltd. (A)(D)	888	3,601
Chunbo Company, Ltd. (A)	135	9,188
CJ CGV Company, Ltd. (A)	4,751	22,075
CJ CheilJedang Corp.	420	94,654
CJ Corp. (A)	656	47,778
CJ ENM Company, Ltd. (A)	696	41,551
CJ Freshway Corp. (A)	590	11,092
CJ Logistics Corp. (A)	437	40,839
Classys, Inc.	1,010	24,425
CMG Pharmaceutical Company, Ltd. (A)	4,018	6,561
Com2uS Corp.	281	9,011
Com2uS Holdings Corp. (A)	325	8,767
ContentreeJoongAng Corp. (A)	206	1,958
Coreana Cosmetics Company, Ltd. (A)	428	845
Cosmax, Inc.	262	21,182
CosmoAM&T Company, Ltd. (A)	309	41,300
Cosmochemical Company, Ltd. (A)	673	17,792
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	64

	Shares	Value
South Korea (continued)
Coway Company, Ltd.	1,851	$75,340
Cowell Fashion Company, Ltd.	2,738	6,932
CR Holdings Company, Ltd.	1,883	8,766
CrystalGenomics Invites Company, Ltd. (A)	2,100	5,578
CS Wind Corp.	504	19,617
CTC BIO, Inc. (A)	644	4,238
Cuckoo Holdings Company, Ltd. (A)	645	7,949
Cuckoo Homesys Company, Ltd. (A)	761	11,473
D.I Corp.	851	5,588
Dae Won Kang Up Company, Ltd.	5,060	21,147
Daea TI Company, Ltd. (A)	1,930	4,533
Daedong Corp. (A)	657	6,534
Daeduck Company, Ltd.	2,950	14,550
Daeduck Electronics Company, Ltd.	1,054	17,687
Daehan Steel Company, Ltd.	1,190	11,947
Daejoo Electronic Materials Company, Ltd. (A)	45	2,550
Daesang Corp. (A)	1,153	17,021
Daesang Holdings Company, Ltd. (A)	2,817	23,975
Daewon Pharmaceutical Company, Ltd.	733	8,172
Daewoo Engineering & Construction Company, Ltd. (A)	7,816	23,386
Daewoong Company, Ltd.	971	16,035
Daewoong Pharmaceutical Company, Ltd.	135	11,624
Daihan Pharmaceutical Company, Ltd.	428	9,331
Daishin Securities Company, Ltd. (A)	1,799	22,204
Danal Company, Ltd. (A)	1,829	5,945
Daol Investment & Securities Company, Ltd. (A)	4,881	12,899
Daou Data Corp.	986	10,217
Daou Technology, Inc.	1,699	27,744
Dasan Networks, Inc. (A)	946	2,836
Dawonsys Company, Ltd. (A)	1,186	11,482
DB Financial Investment Company, Ltd. (A)	3,443	11,525
DB HiTek Company, Ltd.	1,146	40,055
DB Insurance Company, Ltd. (A)	1,786	132,529
DB, Inc. (A)	8,623	10,167
Dentium Company, Ltd. (A)	219	23,763
Deutsch Motors, Inc.	2,653	10,541
DGB Financial Group, Inc.	6,891	45,877
DI Dong Il Corp.	1,398	30,048
Digital Daesung Company, Ltd.	3,558	17,104
DIO Corp. (A)	618	9,807
DL Construction Company, Ltd. (D)	688	7,427
DL E&C Company, Ltd.	1,086	30,225
DL Holdings Company, Ltd. (A)	706	25,239
DN Automotive Corp.	252	15,670
65	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Dong-A Socio Holdings Company, Ltd.	161	$13,173
Dong-A ST Company, Ltd.	234	13,182
Dongbang Transport Logistics Company, Ltd. (A)	7,986	13,139
Dongjin Semichem Company, Ltd.	1,174	32,949
DongKook Pharmaceutical Company, Ltd.	903	11,200
Dongkuk CM Company, Ltd.	1,032	5,106
Dongkuk Holdings Company, Ltd.	549	3,460
Dongkuk Steel Mill Company, Ltd.	1,712	16,642
Dongsuh Companies, Inc.	1,160	15,233
Dongsung Chemical Company, Ltd. (A)	982	3,386
Dongsung Finetec Company, Ltd. (A)	639	5,633
Dongwha Enterprise Company, Ltd. (A)	429	22,222
Dongwon Development Company, Ltd.	3,761	8,481
Dongwon F&B Company, Ltd. (A)	345	8,249
Dongwon Systems Corp.	324	8,426
Doosan Bobcat, Inc.	2,300	81,203
Doosan Company, Ltd. (A)	217	14,862
Doosan Enerbility Company, Ltd. (A)	7,454	90,980
Doosan Fuel Cell Company, Ltd. (A)	821	12,270
Doosan Tesna, Inc.	614	19,762
DoubleUGames Company, Ltd.	420	14,623
Douzone Bizon Company, Ltd.	422	14,462
Dreamtech Company, Ltd. (A)	3,028	25,087
Duk San Neolux Company, Ltd. (A)	413	12,076
E1 Corp.	458	22,689
Easy Holdings Company, Ltd.	6,196	13,833
Ecoplastic Corp. (A)	7,591	30,924
Ecopro BM Company, Ltd. (A)	703	141,298
Ecopro Company, Ltd. (A)	343	159,970
Ecopro HN Company, Ltd.	540	24,346
Ehwa Technologies Information Company, Ltd. (A)(D)	6,572	4,437
Elentec Company, Ltd.	980	6,583
E-MART, Inc. (A)	912	50,730
ENF Technology Company, Ltd.	543	9,085
Eo Technics Company, Ltd. (A)	180	27,768
Eugene Corp.	3,338	9,608
Eugene Investment & Securities Company, Ltd. (A)	7,899	25,391
Eugene Technology Company, Ltd.	653	18,516
F&F Company, Ltd.	358	19,490
FarmStory Company, Ltd.	14,890	17,704
Fila Holdings Corp.	1,201	34,615
Fine Semitech Corp.	1,035	17,549
Foosung Company, Ltd. (A)	3,859	24,236
Genexine, Inc. (A)	1,426	8,518
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	66

	Shares	Value
South Korea (continued)
Geumhwa PSC Company, Ltd. (A)	327	$6,496
Global Standard Technology Company, Ltd.	1,187	34,722
GOLFZON Company, Ltd. (A)	500	29,477
Gradiant Corp.	512	5,340
Grand Korea Leisure Company, Ltd.	1,534	14,451
Green Cross Corp.	350	30,991
Green Cross Holdings Corp.	976	12,078
GS Engineering & Construction Corp. (A)	3,652	43,810
GS Holdings Corp.	2,343	84,575
GS Retail Company, Ltd.	1,892	31,707
HAESUNG DS Company, Ltd.	506	17,590
Han Kuk Carbon Company, Ltd.	1,873	14,570
Hana Financial Group, Inc.	8,619	366,720
Hana Materials, Inc.	766	27,423
Hana Micron, Inc.	1,530	29,862
Hana Tour Service, Inc. (A)	520	25,712
Hancom, Inc.	1,242	21,936
Handok, Inc.	440	4,531
Handsome Company, Ltd.	592	8,494
Hanil Cement Company, Ltd.	1,300	11,873
Hanil Hyundai Cement Company, Ltd.	101	1,153
Hanjin Kal Corp.	192	9,115
Hanjin Transportation Company, Ltd.	574	10,308
Hankook Shell Oil Company, Ltd.	51	9,214
Hankook Tire & Technology Company, Ltd.	2,390	97,369
Hanmi Pharm Company, Ltd.	222	55,717
Hanmi Semiconductor Company, Ltd.	502	32,118
HanmiGlobal Company, Ltd.	473	6,434
Hanon Systems	5,108	23,668
Hansae Company, Ltd.	698	10,704
Hansae Yes24 Holdings Company, Ltd.	769	2,706
Hansol Chemical Company, Ltd. (A)	257	32,938
Hansol Holdings Company, Ltd. (A)	3,858	8,666
Hansol Paper Company, Ltd.	1,635	13,220
Hansol Technics Company, Ltd. (A)	2,094	10,546
Hanssem Company, Ltd.	268	9,756
Hanwha Aerospace Company, Ltd.	651	91,735
Hanwha Corp.	1,297	28,705
Hanwha Galleria Corp. (A)	14,622	15,974
Hanwha General Insurance Company, Ltd. (A)	6,667	24,057
Hanwha Investment & Securities Company, Ltd. (A)	8,046	26,923
Hanwha Life Insurance Company, Ltd. (A)	11,044	26,172
Hanwha Solutions Corp.	3,593	75,026
Hanwha Systems Company, Ltd.	2,252	28,245
67	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Hanyang Eng Company, Ltd.	1,161	$14,506
Hanyang Securities Company, Ltd. (A)	2	16
Harim Company, Ltd.	7,616	17,380
Harim Holdings Company, Ltd.	3,064	17,836
HB SOLUTION Company, Ltd.	836	2,426
HB Technology Company, Ltd.	10,394	17,174
HD Hyundai Company, Ltd.	1,349	71,711
HD Hyundai Construction Equipment Company, Ltd.	457	18,507
HD Hyundai Electric Company, Ltd.	685	64,167
HD Hyundai Energy Solutions Company, Ltd.	528	9,240
HD Hyundai Infracore Company, Ltd. (A)	5,410	32,763
HD Korea Shipbuilding & Offshore Engineering Company, Ltd.	555	46,688
HDC Hyundai Development Co-Engineering & Construction, Series E	2,487	37,138
Helixmith Company, Ltd. (A)	642	2,028
HFR, Inc. (A)	1,182	13,786
Hite Jinro Company, Ltd.	1,846	27,705
HJ Magnolia Yongpyong Hotel & Resort Corp. (A)	1,056	2,442
HL Holdings Corp. (A)	659	17,171
HL Mando Company, Ltd.	1,426	35,603
HLB Life Science Company, Ltd. (A)	792	8,398
HLB, Inc. (A)	640	39,264
HMM Company, Ltd. (A)	8,444	115,852
Homecast Company, Ltd. (A)	1,134	2,371
Hotel Shilla Company, Ltd.	893	40,369
Hugel, Inc. (A)	171	23,574
Huons Global Company, Ltd.	661	11,516
Husteel Company, Ltd.	4,051	14,968
Huvitz Company, Ltd.	672	7,553
Hwa Shin Company, Ltd. (A)	1,306	12,318
Hwaseung Enterprise Company, Ltd. (A)	2,793	14,718
HYBE Company, Ltd.	159	23,814
Hy-Lok Corp.	1,283	24,512
Hyosung Advanced Materials Corp.	79	19,820
Hyosung Corp.	244	10,963
Hyosung Heavy Industries Corp.	151	21,858
Hyosung TNC Corp.	131	28,512
Hyundai Autoever Corp.	271	30,433
Hyundai BNG Steel Company, Ltd. (A)	218	3,099
Hyundai Department Store Company, Ltd.	380	14,975
Hyundai Elevator Company, Ltd. (A)	946	28,359
Hyundai Engineering & Construction Company, Ltd. (A)	2,087	54,437
Hyundai GF Holdings	2,228	7,092
Hyundai Glovis Company, Ltd. (A)	630	90,194
Hyundai Green Food	1,183	10,419
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	68

	Shares	Value
South Korea (continued)
Hyundai Home Shopping Network Corp.	441	$15,515
Hyundai Livart Furniture Company, Ltd. (A)	1,313	7,197
Hyundai Marine & Fire Insurance Company, Ltd. (A)	2,908	68,779
Hyundai Mipo Dockyard Company, Ltd.	337	15,953
Hyundai Mobis Company, Ltd.	897	163,611
Hyundai Motor Company	4,034	759,471
Hyundai Rotem Company, Ltd.	807	20,321
Hyundai Steel Company (A)	3,156	85,323
Hyundai Wia Corp. (A)	378	17,105
IA, Inc. (A)	25,761	7,969
Iljin Electric Company, Ltd.	1,544	12,145
Iljin Holdings Company, Ltd.	4,893	15,507
Ilshin Spinning Company, Ltd.	1,514	10,509
Ilyang Pharmaceutical Company, Ltd.	639	6,820
iMarketKorea, Inc.	1,567	10,207
InBody Company, Ltd.	1,525	31,414
Industrial Bank of Korea (A)	8,847	93,105
Innocean Worldwide, Inc.	766	12,615
Innox Advanced Materials Company, Ltd.	866	20,645
Inscobee, Inc. (A)	4,497	4,385
Insun ENT Company, Ltd. (A)	1,874	10,022
INTOPS Company, Ltd.	657	14,336
Inzi Controls Company, Ltd. (A)	2,349	14,617
IS Dongseo Company, Ltd.	819	17,055
ISC Company, Ltd.	274	14,860
i-SENS, Inc.	1,052	18,128
ISU Chemical Company, Ltd. (A)	896	9,467
ISU Specialty Chemical (A)	128	31,538
IsuPetasys Company, Ltd.	811	18,715
Jahwa Electronics Company, Ltd. (A)	1,148	24,796
JB Financial Group Company, Ltd.	5,533	54,686
JC Chemical Company, Ltd. (A)	1,880	9,728
Jeil Savings Bank (A)(D)	1,850	0
Jeisys Medical, Inc.	2,251	13,340
Jeju Air Company, Ltd. (A)	2,164	18,090
Jeju Semiconductor Corp. (A)	1,041	21,262
Jin Air Company, Ltd. (A)	1,258	11,811
Jusung Engineering Company, Ltd.	869	24,044
JVM Company, Ltd. (A)	218	4,474
JW Pharmaceutical Corp.	787	19,491
JYP Entertainment Corp. (A)	663	36,747
Kakao Corp.	835	33,515
Kakao Games Corp. (A)	762	13,460
KakaoBank Corp.	1,221	26,165
69	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Kangwon Land, Inc. (A)	3,386	$44,239
KAON Group Company, Ltd.	372	1,796
KB Financial Group, Inc.	9,530	454,526
KC Company, Ltd.	703	11,548
KC Mobility Company (A)	3,099	19,208
KC Tech Company, Ltd.	460	13,005
KCC Corp.	127	25,353
KCC Glass Corp.	684	21,093
KCTC	3,415	10,238
KEC Corp. (A)	19,483	21,448
KEPCO Engineering & Construction Company, Inc. (A)	302	16,102
KEPCO Plant Service & Engineering Company, Ltd. (A)	870	24,330
KG Chemical Corp.	3,205	15,351
KG DONGBUSTEEL	2,195	12,379
KG Eco Technology Service Company, Ltd.	1,715	13,916
Kginicis Company, Ltd.	1,735	17,151
KGMobilians Company, Ltd.	1,431	6,072
KH Vatec Company, Ltd.	1,068	10,540
Kia Corp. (A)	7,006	656,098
KINX, Inc.	301	20,916
KISWIRE, Ltd. (A)	688	11,769
KIWOOM Securities Company, Ltd. (A)	700	66,168
Koh Young Technology, Inc.	1,589	22,972
Kolmar BNH Company, Ltd.	589	6,834
Kolmar Korea Company, Ltd.	453	16,163
Kolmar Korea Holdings Company, Ltd.	1,142	6,313
Kolon Corp.	754	9,721
Kolon Industries, Inc.	1,245	36,312
KoMiCo, Ltd.	489	22,784
Korea Aerospace Industries, Ltd. (A)	1,528	58,957
Korea Circuit Company, Ltd. (A)	877	12,492
Korea Electric Power Corp.	3,750	69,827
Korea Electric Terminal Company, Ltd.	438	20,911
Korea Gas Corp. (A)	863	18,807
Korea Information & Communications Company, Ltd. (A)	1,552	10,035
Korea Investment Holdings Company, Ltd. (A)	1,416	75,627
Korea Line Corp. (A)	8,922	13,792
Korea Petrochemical Industrial Company, Ltd.	150	16,069
Korea Real Estate Investment & Trust Company, Ltd.	13,600	10,986
Korea United Pharm, Inc. (A)	348	6,221
Korea Zinc Company, Ltd.	125	42,027
Korean Air Lines Company, Ltd.	6,937	119,846
Korean Reinsurance Company (A)	7,459	45,097
KPX Chemical Company, Ltd.	134	4,612
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	70

	Shares	Value
South Korea (continued)
Krafton, Inc. (A)	595	$101,695
KSS LINE, Ltd.	1,928	12,879
KT Corp.	1,250	36,666
KT Skylife Company, Ltd.	2,656	11,100
KT&G Corp.	1,859	129,841
Kukdo Chemical Company, Ltd. (A)	140	4,166
Kum Yang Company, Ltd. (A)	196	14,221
Kumho HT, Inc. (A)	18,438	8,796
Kumho Petrochemical Company, Ltd. (A)	563	62,525
Kumho Tire Company, Inc. (A)	6,125	29,026
KUMHOE&C Company, Ltd. (A)	1,164	4,391
Kwang Dong Pharmaceutical Company, Ltd.	1,959	10,677
KX Innovation Company, Ltd.	1,202	4,447
Kyeryong Construction Industrial Company, Ltd.	1,232	13,711
Kyongbo Pharmaceutical Company, Ltd.	455	2,535
Kyung Dong Navien Company, Ltd.	334	13,319
Kyungdong Pharm Company, Ltd.	2,317	11,124
Kyung-In Synthetic Corp.	2,294	6,107
L&C Bio Company, Ltd.	662	11,836
L&F Company, Ltd. (A)	261	33,341
LabGenomics Company, Ltd. (A)	5,344	13,035
Lake Materials Company, Ltd. (A)	1,072	16,855
LB Semicon, Inc. (A)	1,498	7,888
LEENO Industrial, Inc.	261	40,891
LF Corp.	1,828	17,970
LG Chem, Ltd.	838	286,224
LG Corp.	1,183	83,270
LG Display Company, Ltd.	1,935	16,515
LG Display Company, Ltd., ADR (C)	8,246	34,468
LG Electronics, Inc.	3,717	265,720
LG H&H Company, Ltd.	361	86,706
LG HelloVision Company, Ltd.	2,843	7,752
LG Innotek Company, Ltd.	618	93,916
LG Uplus Corp.	9,491	73,612
LIG Nex1 Company, Ltd.	395	42,545
LOT Vacuum Company, Ltd.	1,415	23,708
Lotte Chemical Corp.	459	42,205
Lotte Chilsung Beverage Company, Ltd.	242	22,831
Lotte Corp.	1,241	28,154
Lotte Energy Materials Corp.	792	20,761
LOTTE Fine Chemical Company, Ltd.	703	25,099
Lotte Non-Life Insurance Company, Ltd. (A)	7,292	15,650
Lotte Rental Company, Ltd.	534	10,833
Lotte Shopping Company, Ltd.	386	22,516
71	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Lotte Wellfood Company, Ltd.	206	$20,310
LS Corp.	565	37,358
LS Electric Company, Ltd.	609	29,365
LX Hausys, Ltd.	473	14,554
LX Holdings Corp.	2,817	14,648
LX International Corp.	1,440	29,726
LX Semicon Company, Ltd.	383	21,702
Macquarie Korea Infrastructure Fund	9,437	90,244
Maeil Dairies Company, Ltd.	256	7,849
Mcnex Company, Ltd.	678	12,966
Medytox, Inc.	185	22,012
Meerecompany, Inc.	83	1,726
MegaStudyEdu Company, Ltd.	501	23,391
Meritz Financial Group, Inc.	2,873	179,315
Mgame Corp.	2,712	12,013
Mirae Asset Life Insurance Company, Ltd. (A)	6,888	25,289
Mirae Asset Securities Company, Ltd. (A)	4,142	28,108
Miwon Commercial Company, Ltd.	98	12,108
Miwon Specialty Chemical Company, Ltd.	99	9,928
MK Electron Company, Ltd.	1,378	14,053
Modetour Network, Inc.	937	11,831
Moorim P&P Company, Ltd.	3,759	8,774
Motrex Company, Ltd. (A)	1,716	19,440
MS Autotech Company, Ltd.	5,198	20,819
Multicampus Company, Ltd.	178	4,853
Myoung Shin Industrial Company, Ltd. (A)	1,165	14,112
MyungMoon Pharm Company, Ltd. (A)	1,061	1,650
Namhae Chemical Corp. (A)	1,084	6,014
Namsun Aluminum Company, Ltd. (A)	7,722	11,989
NAVER Corp.	424	62,256
NCSoft Corp.	210	30,629
Neowiz	886	14,753
Neowiz Holdings Corp. (A)	409	7,718
Nepes Ark Corp. (A)	942	25,078
NEPES Corp. (A)	486	7,241
Netmarble Corp. (A)(B)	464	21,546
Nexen Tire Corp. (A)	4,056	28,346
Nexon Games Company, Ltd. (A)	1,395	14,611
NEXTIN, Inc. (A)	476	27,329
NH Investment & Securities Company, Ltd. (A)	4,948	43,689
NHN Corp.	718	14,330
NHN KCP Corp.	1,233	12,470
NI Steel Company, Ltd. (A)	1,981	7,428
NICE Holdings Company, Ltd. (A)	1,125	10,852
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	72

	Shares	Value
South Korea (continued)
Nice Information & Telecommunication, Inc. (A)	598	$9,779
NICE Information Service Company, Ltd. (A)	1,825	14,689
Nong Woo Bio Company, Ltd.	564	3,497
NongShim Company, Ltd.	120	31,339
NOROO Paint & Coatings Company, Ltd. (A)	430	3,405
OCI Company, Ltd.	267	16,974
OCI Holdings Company, Ltd.	590	41,702
Orion Corp.	997	69,537
Orion Holdings Corp.	1,265	13,588
Osung Advanced Materials Company, Ltd. (A)	5,009	5,319
Ottogi Corp. (A)	88	26,521
Pan Ocean Company, Ltd.	14,756	54,027
Paradise Company, Ltd.	1,307	12,438
Park Systems Corp.	234	30,373
Partron Company, Ltd.	1,950	11,527
Pearl Abyss Corp. (A)	412	9,418
People & Technology, Inc. (A)	844	25,673
PharmaResearch Company, Ltd.	170	12,022
Pharmicell Company, Ltd. (A)	1,235	5,014
PI Advanced Materials Company, Ltd. (A)	558	8,830
Pond Group Company, Ltd. (A)	1,576	8,640
Poongsan Corp.	1,263	40,962
Posco DX Company, Ltd. (A)	1,242	50,682
POSCO Future M Company, Ltd. (A)	107	25,576
POSCO Holdings, Inc.	1,328	431,592
Posco International Corp. (A)	1,663	70,539
Protec Company, Ltd.	404	14,268
PSK, Inc.	1,312	25,084
Pulmuone Company, Ltd.	814	6,486
Rainbow Robotics (A)	190	23,101
RFHIC Corp.	601	7,579
S&S Tech Corp.	535	17,739
S-1 Corp.	916	39,923
Sajodaerim Corp.	926	24,996
Sam Chun Dang Pharm Company, Ltd.	567	30,486
Sam Young Electronics Company, Ltd.	1,240	9,005
Sam Yung Trading Company, Ltd.	901	9,424
Sambu Engineering & Construction Company, Ltd. (A)	10,696	19,420
Samchully Company, Ltd.	63	4,764
Samick THK Company, Ltd.	534	5,996
Samjin Pharmaceutical Company, Ltd.	502	7,734
SAMPYO Cement Company, Ltd.	2,549	5,876
Samsung Biologics Company, Ltd. (A)(B)	127	73,897
Samsung C&T Corp.	1,209	142,340
73	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Samsung Card Company, Ltd. (A)	1,362	$38,411
Samsung Electro-Mechanics Company, Ltd.	1,451	152,908
Samsung Electronics Company, Ltd.	64,832	3,578,267
Samsung Engineering Company, Ltd. (A)	5,493	101,594
Samsung Fire & Marine Insurance Company, Ltd. (A)	1,047	234,318
Samsung Heavy Industries Company, Ltd. (A)	4,081	24,262
Samsung Life Insurance Company, Ltd.	1,023	74,465
Samsung SDI Company, Ltd.	1,122	318,751
Samsung SDS Company, Ltd.	656	78,911
Samsung Securities Company, Ltd.	2,467	77,101
SAMT Company, Ltd.	6,335	13,176
Samwha Capacitor Company, Ltd.	526	13,035
Samyang Corp.	253	9,190
Samyang Foods Company, Ltd.	157	20,152
Samyang Holdings Corp.	267	14,620
Sangsangin Company, Ltd. (A)	3,162	8,106
Saramin Company, Ltd.	326	4,307
SD Biosensor, Inc. (A)	1,807	17,033
SeAH Besteel Holdings Corp.	1,462	28,386
SeAH Holdings Corp.	61	5,055
SeAH Steel Corp.	195	19,735
SeAH Steel Holdings Corp.	93	14,959
Sebang Company, Ltd.	571	5,430
Sebang Global Battery Company, Ltd.	496	29,673
Seegene, Inc.	2,115	39,555
Sejong Industrial Company, Ltd. (A)	995	4,523
Seojin System Company, Ltd. (A)	1,392	21,430
Seoul Semiconductor Company, Ltd. (A)	1,598	11,970
Seoyon Company, Ltd. (A)	2,013	16,500
Seoyon E-Hwa Company, Ltd. (A)	1,858	27,683
Sewon E&C Company, Ltd. (A)(D)	4,490	856
SFA Engineering Corp.	833	15,634
SFA Semicon Company, Ltd. (A)	2,349	10,595
SGC Energy Company, Ltd. (A)	730	12,700
SGC eTec E&C Company, Ltd. (A)	205	2,721
Shin Heung Energy & Electronics Company, Ltd.	599	21,298
Shinhan Financial Group Company, Ltd.	9,917	324,183
Shinsegae Food Company, Ltd. (A)	221	6,377
Shinsegae International, Inc.	545	6,762
Shinsegae, Inc.	327	42,957
Shinsung Delta Tech Company, Ltd.	400	37,257
Shinsung E&G Company, Ltd. (A)	12,585	18,444
Shinyoung Securities Company, Ltd.	377	18,715
SIMMTECH Company, Ltd.	552	11,853
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	74

	Shares	Value
South Korea (continued)
SIMMTECH HOLDINGS Company, Ltd.	4,459	$8,867
SK Biopharmaceuticals Company, Ltd. (A)	446	32,504
SK Bioscience Company, Ltd. (A)	424	19,594
SK Chemicals Company, Ltd.	152	7,762
SK D&D Company, Ltd.	481	8,924
SK Discovery Company, Ltd.	404	13,279
SK Gas, Ltd.	234	27,873
SK Hynix, Inc.	1,157	136,392
SK IE Technology Company, Ltd. (A)(B)	460	25,372
SK Innovation Company, Ltd. (A)	749	66,083
SK Networks Company, Ltd. (A)	7,318	36,040
SK Oceanplant Company, Ltd. (A)	1,455	14,222
SK Securities Company, Ltd.	33,889	16,198
SK Telecom Company, Ltd.	1,738	68,797
SK, Inc.	842	121,454
SKC Company, Ltd. (A)	361	22,493
SL Corp.	916	23,283
SM Entertainment Company, Ltd.	343	20,187
SNT Holdings Company, Ltd.	302	4,881
SNT Motiv Company, Ltd.	643	21,480
S-Oil Corp.	1,693	97,262
Solid, Inc.	2,651	12,135
SOLUM Company, Ltd. (A)	1,423	31,019
Solus Advanced Materials Company, Ltd.	918	8,359
Songwon Industrial Company, Ltd.	862	9,887
Soulbrain Company, Ltd.	162	33,208
Soulbrain Holdings Company, Ltd.	248	13,020
Spigen Korea Company, Ltd.	296	6,992
ST Pharm Company, Ltd.	358	17,087
STIC Investments, Inc.	1,746	9,155
Studio Dragon Corp. (A)	834	28,378
Sugentech, Inc. (A)	1,465	6,850
Suheung Company, Ltd.	579	11,339
Sung Kwang Bend Company, Ltd.	1,291	11,199
Sungshin Cement Company, Ltd.	1,538	9,739
Sungwoo Hitech Company, Ltd.	3,363	24,875
Sunjin Company, Ltd.	1,060	5,716
Sunny Electronics Corp.	1,058	1,779
Suprema, Inc. (A)	225	4,145
SY Company, Ltd. (A)	1,552	4,823
Synopex, Inc. (A)	2,524	16,804
Systems Technology, Inc.	946	23,388
Tae Kyung Industrial Company, Ltd.	604	2,756
Taekwang Industrial Company, Ltd. (A)	15	8,856
75	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Taihan Electric Wire Company, Ltd. (A)	2,202	$15,532
Taihan Fiberoptics Company, Ltd. (A)	8,404	7,575
TCC Steel (A)	475	24,251
TechWing, Inc.	2,472	38,281
Telechips, Inc.	1,208	25,937
TES Company, Ltd.	818	12,303
The Nature Holdings Company, Ltd.	1,348	15,309
Theragen Etex Company, Ltd. (A)	1,048	3,415
TK Corp.	1,251	12,281
TKG Huchems Company, Ltd.	1,256	18,920
Tokai Carbon Korea Company, Ltd.	189	13,456
Tongyang Life Insurance Company, Ltd. (A)	3,769	16,495
Toptec Company, Ltd.	1,541	9,104
Tovis Company, Ltd.	869	10,262
TSE Company, Ltd. (A)	653	27,735
TY Holdings Company, Ltd. (A)	1,334	3,815
TYM Corp.	3,991	15,926
Uju Electronics Company, Ltd.	578	7,020
Unid Company, Ltd.	170	9,947
Union Semiconductor Equipment & Materials Company, Ltd.	1,777	10,740
Uniquest Corp.	1,336	8,092
Unison Company, Ltd. (A)	8,470	6,463
Value Added Technology Company, Ltd. (A)	533	12,170
Vieworks Company, Ltd.	739	16,009
VT Company, Ltd. (A)	1,526	19,086
Webzen, Inc.	1,268	15,892
Whanin Pharmaceutical Company, Ltd. (A)	637	6,825
WiSoL Company, Ltd. (A)	1,676	8,924
WIZIT Company, Ltd. (A)	3,288	2,304
Won Tech Company, Ltd.	2,119	13,505
Wonik Holdings Company, Ltd. (A)	3,450	9,886
WONIK IPS Company, Ltd. (A)	1,338	33,058
Wonik Materials Company, Ltd.	493	11,499
Wonik QnC Corp. (A)	792	16,741
Woongjin Thinkbig Company, Ltd.	5,571	10,420
Woori Financial Group, Inc.	21,573	241,723
Woori Technology Investment Company, Ltd. (A)	4,199	31,086
Woori Technology, Inc. (A)	3,129	3,056
Woorison F&G Company, Ltd.	2,437	2,702
Y G-1 Company, Ltd.	1,316	6,128
YG Entertainment, Inc.	991	30,503
Youlchon Chemical Company, Ltd.	1,067	33,273
Young Poong Precision Corp.	1,950	18,279
Youngone Corp. (A)	961	31,734
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	76

	Shares	Value
South Korea (continued)
Youngone Holdings Company, Ltd.	249	$17,075
Yuanta Securities Korea Company, Ltd. (A)	8,310	16,764
Yuhan Corp.	530	26,883
Yungjin Pharmaceutical Company, Ltd. (A)	3,547	5,438
Zeus Company, Ltd.	2,967	46,071
Zinus, Inc.	1,390	15,543
Spain 0.0%		15,423
AmRest Holdings SE (A)	2,461	15,423
Taiwan 17.4%		31,052,650
Abico Avy Company, Ltd.	11,089	8,551
Ability Enterprise Company, Ltd.	24,000	19,588
AcBel Polytech, Inc.	23,396	31,566
Accton Technology Corp.	7,796	128,294
Acer, Inc.	51,510	73,668
ACES Electronic Company, Ltd.	11,000	13,624
Acter Group Corp., Ltd.	3,394	20,947
A-DATA Technology Company, Ltd.	10,854	34,337
Addcn Technology Company, Ltd.	2,602	16,888
Advanced Ceramic X Corp.	2,000	14,310
Advanced Energy Solution Holding Company, Ltd.	1,000	22,583
Advanced International Multitech Company, Ltd.	8,000	18,794
Advancetek Enterprise Company, Ltd.	17,000	20,851
Advantech Company, Ltd.	4,111	50,738
Aerospace Industrial Development Corp.	11,000	17,298
AGV Products Corp.	59,000	22,149
Airtac International Group	1,816	69,577
Alchip Technologies, Ltd.	1,000	131,183
ALI Corp. (A)	19,000	18,754
Allied Supreme Corp.	2,000	25,681
Allis Electric Company, Ltd.	4,326	13,691
Alltek Technology Corp.	11,445	13,157
Alltop Technology Company, Ltd.	2,000	13,459
Alpha Networks, Inc.	12,000	14,055
Altek Corp.	10,000	11,025
Amazing Microelectronic Corp.	4,931	18,200
AMPACS Corp.	9,000	14,242
AMPOC Far-East Company, Ltd.	7,000	20,569
AmTRAN Technology Company, Ltd. (A)	17,933	8,594
Anpec Electronics Corp.	3,000	22,260
Apacer Technology, Inc.	8,000	19,093
Apex Biotechnology Corp.	8,060	8,534
Apex International Company, Ltd.	9,000	13,080
Arcadyan Technology Corp.	8,898	51,899
77	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Ardentec Corp.	19,363	$43,487
Argosy Research, Inc.	7,000	40,260
ASE Technology Holding Company, Ltd., ADR	26,952	262,512
Asia Cement Corp.	53,608	68,621
Asia Optical Company, Inc.	9,710	20,628
Asia Polymer Corp.	29,994	20,945
Asia Vital Components Company, Ltd.	5,346	90,181
ASIX Electronics Corp.	5,000	22,091
ASMedia Technology, Inc.	1,000	74,641
ASPEED Technology, Inc.	1,100	95,274
Asustek Computer, Inc.	9,528	137,286
Aten International Company, Ltd.	4,000	10,140
Audix Corp.	6,000	12,642
AUO Corp. (A)	149,800	83,082
AURAS Technology Company, Ltd.	3,000	50,697
Aurora Corp.	4,000	9,389
Axiomtek Company, Ltd.	9,893	26,905
Bafang Yunji International Company, Ltd.	3,000	16,153
Bank of Kaohsiung Company, Ltd. (A)	58,976	21,178
Basso Industry Corp.	8,700	11,221
BenQ Materials Corp.	23,000	25,053
BES Engineering Corp.	45,200	17,454
Bioteque Corp.	3,000	11,344
Bora Pharmaceuticals Company, Ltd.	1,298	27,493
Brighton-Best International Taiwan, Inc.	28,000	30,063
C Sun Manufacturing, Ltd.	8,240	32,884
Calin Technology Company, Ltd. (A)	10,000	12,366
Capital Securities Corp.	64,826	34,381
Career Technology MFG. Company, Ltd.	31,308	20,664
Castles Technology Company, Ltd.	5,250	22,956
Caswell, Inc.	3,000	10,884
Catcher Technology Company, Ltd.	14,000	87,229
Cathay Financial Holding Company, Ltd. (A)	91,825	131,019
Cathay Real Estate Development Company, Ltd.	19,000	11,123
Center Laboratories, Inc.	20,776	31,308
Central Reinsurance Company, Ltd. (A)	21,837	15,521
Chailease Holding Company, Ltd.	26,187	144,784
Chang Hwa Commercial Bank, Ltd.	71,266	40,155
Chang Wah Electromaterials, Inc.	14,090	17,185
Chang Wah Technology Company, Ltd.	17,500	19,134
Channel Well Technology Company, Ltd.	7,000	18,186
Charoen Pokphand Enterprise	12,611	38,766
CHC Resources Corp.	7,000	13,157
Chen Full International Company, Ltd.	14,000	18,306
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	78

	Shares	Value
Taiwan (continued)
Chenbro Micom Company, Ltd.	3,000	$25,198
Cheng Loong Corp.	47,480	43,558
Cheng Mei Materials Technology Corp. (A)	39,132	17,043
Cheng Shin Rubber Industry Company, Ltd.	39,031	58,018
Cheng Uei Precision Industry Company, Ltd.	16,000	23,018
Chia Chang Company, Ltd.	10,000	13,781
Chia Hsin Cement Corp.	17,430	9,762
Chicony Electronics Company, Ltd.	14,455	85,809
Chicony Power Technology Company, Ltd.	6,305	33,861
Chief Telecom, Inc.	3,300	37,854
Chieftek Precision Company, Ltd.	7,700	16,221
China Airlines, Ltd.	119,820	75,882
China Bills Finance Corp.	43,000	19,860
China Development Financial Holding Corp. (A)	236,192	93,885
China Electric Manufacturing Corp.	35,000	19,063
China General Plastics Corp.	13,690	8,815
China Man-Made Fiber Corp. (A)	59,001	14,425
China Metal Products Company, Ltd.	14,966	18,323
China Motor Corp.	10,000	39,732
China Petrochemical Development Corp. (A)	171,683	51,107
China Steel Chemical Corp.	6,000	21,258
China Steel Corp.	163,038	126,973
China Steel Structure Company, Ltd.	6,000	10,057
Ching Feng Home Fashions Company, Ltd.	11,275	8,022
Chin-Poon Industrial Company, Ltd.	13,642	22,599
Chipbond Technology Corp.	23,000	51,669
ChipMOS Technologies, Inc.	18,638	26,016
Chong Hong Construction Company, Ltd.	5,024	12,414
Chroma ATE, Inc.	6,440	47,538
Chun Yuan Steel Industry Company, Ltd.	33,381	18,531
Chung Hung Steel Corp.	50,226	36,842
Chung Hwa Food Industrial Company, Ltd.	3,000	9,339
Chung-Hsin Electric & Machinery Manufacturing Corp.	12,000	65,073
Chunghwa Precision Test Tech Company, Ltd.	1,000	17,467
Chunghwa Telecom Company, Ltd.	34,000	129,529
Cleanaway Company, Ltd.	6,000	33,884
Clevo Company	17,120	21,726
CMC Magnetics Corp. (A)	27,448	9,473
Compal Electronics, Inc.	97,895	113,046
Compeq Manufacturing Company, Ltd.	35,000	84,354
Concord Securities Company, Ltd.	38,000	18,080
Continental Holdings Corp.	12,950	10,980
Coremax Corp.	4,355	9,376
Coretronic Corp.	17,000	38,239
79	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Co-Tech Development Corp.	9,000	$16,866
CSBC Corp. Taiwan (A)	16,699	9,714
CTBC Financial Holding Company, Ltd.	328,967	306,240
CTCI Corp.	27,000	36,704
CyberPower Systems, Inc.	4,200	27,599
CyberTAN Technology, Inc. (A)	23,000	15,006
DA CIN Construction Company, Ltd.	8,800	13,769
Da-Li Development Company, Ltd.	17,850	19,711
Darfon Electronics Corp.	7,000	11,792
Daxin Materials Corp.	9,000	37,580
Delta Electronics, Inc.	15,253	142,137
Depo Auto Parts Industrial Company, Ltd.	8,000	40,122
Dimerco Data System Corp.	6,300	27,822
Dimerco Express Corp.	6,300	16,841
D-Link Corp.	19,004	11,645
Dynamic Holding Company, Ltd.	8,000	18,998
Dynapack International Technology Corp.	10,000	25,720
E Ink Holdings, Inc.	6,000	46,712
E.Sun Financial Holding Company, Ltd.	233,985	187,062
Eastern Media International Corp. (A)	17,217	11,033
Eclat Textile Company, Ltd.	2,532	43,276
ECOVE Environment Corp.	3,000	28,284
Edom Technology Company, Ltd.	10,000	8,149
Elan Microelectronics Corp.	4,400	23,114
E-LIFE MALL Corp.	6,000	16,326
Elite Advanced Laser Corp.	9,000	19,225
Elite Material Company, Ltd.	3,831	60,127
Elite Semiconductor Microelectronics Technology, Inc.	7,000	20,733
Elitegroup Computer Systems Company, Ltd.	15,000	15,211
eMemory Technology, Inc.	1,000	85,862
Emerging Display Technologies Corp.	30,000	33,721
Ennoconn Corp.	3,000	28,393
Ennostar, Inc. (A)	31,605	42,921
EnTie Commercial Bank Company, Ltd.	52,000	23,026
Episil Technologies, Inc.	8,000	15,259
Episil-Precision, Inc.	7,000	12,010
Eris Technology Corp.	3,390	28,896
Eson Precision Ind Company, Ltd.	12,000	20,916
Eternal Materials Company, Ltd.	33,217	33,804
Eurocharm Holdings Company, Ltd.	2,000	11,360
Eva Airways Corp.	96,332	95,899
Everest Textile Company, Ltd. (A)	50,000	11,539
Evergreen International Storage & Transport Corp.	27,320	28,874
Evergreen Marine Corp. Taiwan, Ltd.	27,672	144,966
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	80

	Shares	Value
Taiwan (continued)
Evergreen Steel Corp.	6,000	$20,500
Everlight Chemical Industrial Corp.	26,000	17,694
Everlight Electronics Company, Ltd.	19,000	30,057
Excelsior Medical Company, Ltd.	11,550	32,241
Far Eastern Department Stores, Ltd.	54,558	42,031
Far Eastern International Bank	129,418	50,565
Far Eastern New Century Corp.	113,878	117,460
Far EasTone Telecommunications Company, Ltd.	52,901	131,797
Faraday Technology Corp.	3,000	36,832
Farglory F T Z Investment Holding Company, Ltd.	13,224	25,983
Farglory Land Development Company, Ltd.	17,526	31,162
Federal Corp. (A)	21,137	12,431
Feng Hsin Steel Company, Ltd.	17,000	36,672
Feng TAY Enterprise Company, Ltd.	8,393	43,906
First Financial Holding Company, Ltd.	238,956	204,947
First Hi-Tec Enterprise Company, Ltd.	8,000	26,821
First Hotel	14,923	7,018
First Steamship Company, Ltd. (A)	31,479	8,327
FIT Holding Company, Ltd.	12,000	18,903
Fitipower Integrated Technology, Inc.	3,900	29,828
Fittech Company, Ltd.	3,000	6,020
FLEXium Interconnect, Inc.	14,352	39,219
Flytech Technology Company, Ltd.	6,125	13,820
Formosa Advanced Technologies Company, Ltd.	9,000	10,397
Formosa Chemicals & Fibre Corp.	48,440	87,730
Formosa International Hotels Corp.	4,000	26,404
Formosa Laboratories, Inc.	9,000	31,424
Formosa Petrochemical Corp.	12,000	28,220
Formosa Plastics Corp.	47,880	108,663
Formosa Sumco Technology Corp.	2,000	9,910
Formosa Taffeta Company, Ltd.	32,000	23,899
Formosan Rubber Group, Inc.	16,362	12,266
Formosan Union Chemical	26,000	17,252
Fortune Electric Company, Ltd.	2,000	34,111
Foxconn Technology Company, Ltd.	21,617	34,006
Foxsemicon Integrated Technology, Inc.	2,427	18,438
Froch Enterprise Company, Ltd.	32,000	19,289
FSP Technology, Inc.	8,000	14,160
Fu Hua Innovation Company, Ltd.	25,202	22,659
Fubon Financial Holding Company, Ltd.	71,133	153,144
Fulgent Sun International Holding Company, Ltd.	9,112	36,204
Fulltech Fiber Glass Corp.	35,044	21,206
Fusheng Precision Company, Ltd.	5,000	35,630
Fwusow Industry Company, Ltd.	21,630	12,942
81	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
G Shank Enterprise Company, Ltd.	8,471	$22,670
Gallant Precision Machining Company, Ltd.	14,000	22,330
Gamania Digital Entertainment Company, Ltd.	7,000	15,714
GEM Services, Inc.	7,000	14,962
Gemtek Technology Corp.	26,496	29,735
General Interface Solution Holding, Ltd.	14,000	25,795
Genius Electronic Optical Company, Ltd.	2,952	39,600
GeoVision, Inc.	1,703	2,471
Getac Holdings Corp.	13,000	49,182
GFC, Ltd.	6,000	16,043
Giant Manufacturing Company, Ltd.	9,217	59,565
Gigabyte Technology Company, Ltd.	4,719	51,615
Gigasolar Materials Corp. (A)	7,000	25,605
Global Brands Manufacture, Ltd.	14,362	29,677
Global Lighting Technologies, Inc.	10,000	16,263
Global Mixed Mode Technology, Inc.	3,000	24,653
Global PMX Company, Ltd.	2,000	7,251
Global Unichip Corp.	2,000	100,800
Globalwafers Company, Ltd.	5,000	88,312
Globe Union Industrial Corp. (A)	24,455	12,462
Gloria Material Technology Corp.	22,000	32,737
GMI Technology, Inc.	27,000	35,713
Gold Circuit Electronics, Ltd.	4,100	33,382
Goldsun Building Materials Company, Ltd.	52,208	54,523
Gourmet Master Company, Ltd.	4,000	11,203
Grand Pacific Petrochemical	56,288	25,206
Grand Process Technology Corp.	2,000	52,089
Grape King Bio, Ltd.	7,000	34,353
Great Taipei Gas Company, Ltd.	25,000	25,627
Great Tree Pharmacy Company, Ltd.	3,403	32,967
Great Wall Enterprise Company, Ltd.	14,287	26,408
Greatek Electronics, Inc.	12,000	22,716
Gudeng Precision Industrial Company, Ltd.	3,147	44,796
Hannstar Board Corp.	23,213	41,593
HannStar Display Corp. (A)	111,980	40,256
HannsTouch Holdings Company (A)	42,000	12,114
Hey Song Corp.	18,250	23,071
Highlight Tech Corp.	7,000	13,940
Highwealth Construction Corp.	30,793	38,677
Hitron Technology, Inc.	8,267	7,887
Hiwin Technologies Corp.	7,083	53,820
Hiyes International Company, Ltd.	7,000	22,829
Ho Tung Chemical Corp.	55,773	16,056
Holtek Semiconductor, Inc.	9,000	17,081
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	82

	Shares	Value
Taiwan (continued)
Holy Stone Enterprise Company, Ltd.	7,350	$22,540
Hon Hai Precision Industry Company, Ltd.	119,352	389,145
Hong TAI Electric Industrial	29,000	24,596
Horizon Securities Company, Ltd. (A)	43,460	15,134
Hota Industrial Manufacturing Company, Ltd.	17,000	30,337
Hotai Finance Company, Ltd.	4,400	16,851
Hotai Motor Company, Ltd.	2,020	42,899
Hsin Kuang Steel Company, Ltd.	9,000	19,010
HTC Corp. (A)	32,700	50,528
Hu Lane Associate, Inc.	3,000	15,905
HUA ENG Wire & Cable Company, Ltd.	36,000	25,909
Hua Nan Financial Holdings Company, Ltd.	225,398	156,971
Huaku Development Company, Ltd.	12,353	38,616
Huang Hsiang Construction Corp.	10,000	13,619
Hung Ching Development & Construction Company, Ltd.	14,000	13,903
Hung Sheng Construction, Ltd.	14,000	8,902
Ibase Technology, Inc.	10,000	27,649
IBF Financial Holdings Company, Ltd. (A)	92,070	35,825
Ichia Technologies, Inc.	19,000	20,870
IEI Integration Corp.	9,000	23,968
Infortrend Technology, Inc.	36,000	28,729
Innodisk Corp.	2,729	26,391
Innolux Corp. (A)	196,648	94,354
Inpaq Technology Company, Ltd.	6,983	18,600
Intai Technology Corp.	3,000	11,896
Integrated Service Technology, Inc.	9,000	37,340
International CSRC Investment Holdings Company	35,797	20,624
International Games System Company, Ltd.	3,000	80,913
Inventec Corp.	15,705	27,356
ITE Technology, Inc.	6,000	31,336
ITEQ Corp.	12,626	35,643
J&V Energy Technology Company, Ltd.	7,000	26,937
Jentech Precision Industrial Company, Ltd.	2,199	64,031
Jourdeness Group, Ltd.	3,000	5,253
Kaimei Electronic Corp.	2,292	4,854
Kaori Heat Treatment Company, Ltd.	3,000	26,408
Kedge Construction Company, Ltd.	7,969	22,473
Keding Enterprises Company, Ltd.	5,000	17,773
KEE TAI Properties Company, Ltd.	24,973	12,134
Kenda Rubber Industrial Company, Ltd.	18,844	18,036
Kerry TJ Logistics Company, Ltd.	9,000	10,825
Keystone Microtech Corp.	2,000	18,916
Kindom Development Company, Ltd.	29,000	36,233
King Slide Works Company, Ltd.	1,000	42,964
83	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
King Yuan Electronics Company, Ltd.	41,762	$117,599
King’s Town Bank Company, Ltd.	37,000	52,281
Kinik Company	6,000	49,014
Kinko Optical Company, Ltd.	24,000	20,098
Kinpo Electronics, Inc.	52,724	25,696
Kinsus Interconnect Technology Corp.	18,000	55,108
KMC Kuei Meng International, Inc.	3,000	14,670
KNH Enterprise Company, Ltd.	22,000	17,311
KS Terminals, Inc.	7,000	15,748
Kung Long Batteries Industrial Company, Ltd.	3,000	12,575
Kung Sing Engineering Corp. (A)	37,000	15,343
Kuo Toong International Company, Ltd.	11,000	24,031
Kwong Lung Enterprise Company, Ltd.	7,000	13,008
L&K Engineering Company, Ltd.	7,000	37,337
LandMark Optoelectronics Corp.	9,000	42,339
Lanner Electronics, Inc.	8,480	28,188
Largan Precision Company, Ltd.	2,000	164,139
Lealea Enterprise Company, Ltd. (A)	30,017	9,594
LEE CHI Enterprises Company, Ltd.	17,000	8,531
Lelon Electronics Corp.	10,000	23,047
Lian HWA Food Corp.	8,547	23,506
Lida Holdings, Ltd.	4,640	4,598
Lien Hwa Industrial Holdings Corp.	15,850	32,864
Lingsen Precision Industries, Ltd.	26,000	21,893
Lite-On Technology Corp.	27,250	94,548
Long Da Construction & Development Corp.	21,000	23,282
Longchen Paper & Packaging Company, Ltd.	47,715	21,063
Longwell Company	10,000	31,445
Lotes Company, Ltd.	2,256	73,194
Lotus Pharmaceutical Company, Ltd. (A)	2,000	18,344
Lumax International Corp., Ltd.	6,169	19,161
Lung Yen Life Service Corp. (A)	14,000	17,397
Macauto Industrial Company, Ltd.	6,000	13,891
Machvision, Inc.	2,079	20,931
Macroblock, Inc.	3,000	10,298
Macronix International Company, Ltd.	33,706	30,371
Makalot Industrial Company, Ltd.	5,247	61,755
Marketech International Corp.	4,000	20,126
Materials Analysis Technology, Inc. (A)	2,259	19,364
MediaTek, Inc.	16,000	577,381
Mega Financial Holding Company, Ltd.	41,385	50,702
Meiloon Industrial Company	21,600	13,782
Mercuries & Associates Holding, Ltd. (A)	15,150	6,090
Mercuries Life Insurance Company, Ltd. (A)	109,935	17,217
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	84

	Shares	Value
Taiwan (continued)
Merida Industry Company, Ltd.	7,162	$47,326
Merry Electronics Company, Ltd.	13,128	49,049
Micro-Star International Company, Ltd.	16,488	99,778
Mildef Crete, Inc.	4,000	11,215
Mirle Automation Corp.	15,000	18,108
Mitac Holdings Corp.	23,448	31,400
momo.com, Inc.	1,716	24,176
MOSA Industrial Corp.	12,984	9,515
MPI Corp.	3,000	30,680
MSScorps Company, Ltd.	4,000	19,046
Namchow Holdings Company, Ltd.	12,000	20,766
Nan Ya Plastics Corp.	44,860	84,832
Nan Ya Printed Circuit Board Corp.	9,000	60,299
Nantex Industry Company, Ltd.	26,039	29,128
Nanya Technology Corp.	20,985	44,677
National Petroleum Company, Ltd.	9,000	19,439
Netronix, Inc.	8,000	24,360
Nexcom International Company, Ltd.	15,000	23,026
Nichidenbo Corp.	6,000	11,968
Nien Made Enterprise Company, Ltd.	4,000	46,825
Nova Technology Corp.	6,000	32,265
Novatek Microelectronics Corp.	8,000	152,267
Nuvoton Technology Corp.	5,000	20,426
O-Bank Company, Ltd.	100,562	31,675
Ocean Plastics Company, Ltd. (A)	10,000	11,392
Oneness Biotech Company, Ltd.	3,413	19,073
Orient Semiconductor Electronics, Ltd.	25,000	57,357
Oriental Union Chemical Corp.	36,300	22,083
O-TA Precision Industry Company, Ltd.	5,000	14,573
Pacific Hospital Supply Company, Ltd.	5,498	15,539
Pan German Universal Motors, Ltd.	2,000	19,022
Pan Jit International, Inc.	10,000	19,760
Pan-International Industrial Corp.	28,443	29,557
PChome Online, Inc. (A)	7,715	9,268
PCL Technologies, Inc.	3,664	9,538
Pegatron Corp.	51,321	138,965
Pegavision Corp.	1,000	12,669
PharmaEssentia Corp. (A)	3,043	31,674
Pharmally International Holding Company, Ltd. (A)(D)	3,533	0
Phison Electronics Corp.	3,000	59,672
Phoenix Silicon International Corp.	13,257	21,867
Pixart Imaging, Inc.	4,000	21,668
Polytronics Technology Corp.	4,188	7,767
Pou Chen Corp.	38,448	37,144
85	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Power Wind Health Industry, Inc.	3,150	$11,014
Powerchip Semiconductor Manufacturing Corp.	76,000	66,437
Powertech Technology, Inc.	26,000	128,477
Poya International Company, Ltd.	1,960	30,477
President Chain Store Corp.	12,000	102,313
President Securities Corp.	29,515	19,148
Primax Electronics, Ltd.	18,000	41,474
Prince Housing & Development Corp.	37,943	12,311
Prodisc Technology, Inc. (A)(D)	540,000	0
Promate Electronic Company, Ltd.	7,000	17,511
Prosperity Dielectrics Company, Ltd.	7,000	10,357
Qisda Corp.	29,440	42,979
Quang Viet Enterprise Company, Ltd.	3,000	10,452
Quanta Computer, Inc.	12,000	88,180
Quanta Storage, Inc.	7,000	17,159
Quintain Steel Company, Ltd.	36,422	16,541
Radiant Opto-Electronics Corp.	12,343	57,640
Radium Life Tech Company, Ltd. (A)	45,190	13,445
Raydium Semiconductor Corp.	3,000	42,488
Realtek Semiconductor Corp.	2,706	48,770
Rechi Precision Company, Ltd.	22,000	16,470
Rich Development Company, Ltd. (A)	36,000	11,905
Ritek Corp. (A)	29,707	7,475
Ruentex Development Company, Ltd. (A)	27,410	31,543
Ruentex Engineering & Construction Company	3,000	11,590
Ruentex Industries, Ltd. (A)	20,574	38,565
Sakura Development Company, Ltd.	15,661	29,384
Sampo Corp.	16,197	14,864
San Fu Chemical Company, Ltd.	5,000	24,050
San Shing Fastech Corp.	7,000	12,628
Sanyang Motor Company, Ltd.	10,389	24,574
Savior Lifetec Corp.	36,000	22,898
SCI Pharmtech, Inc.	5,000	14,422
ScinoPharm Taiwan, Ltd.	15,000	12,046
SDI Corp.	4,000	13,110
Sercomm Corp.	8,000	34,327
Sesoda Corp.	14,000	14,089
Shan-Loong Transportation Company, Ltd.	8,000	7,541
Sharehope Medicine Company, Ltd.	12,600	12,719
ShenMao Technology, Inc.	11,000	25,432
Shih Wei Navigation Company, Ltd.	39,263	24,954
Shihlin Electric & Engineering Corp.	4,213	24,958
Shin Hai Gas Corp.	2,491	4,297
Shin Kong Financial Holding Company, Ltd. (A)	251,171	65,941
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	86

	Shares	Value
Taiwan (continued)
Shin Zu Shing Company, Ltd.	9,301	$49,749
Shining Building Business Company, Ltd. (A)	29,397	9,199
Shinkong Insurance Company, Ltd.	9,000	19,768
Shinkong Synthetic Fibers Corp.	52,287	25,247
Shinkong Textile Company, Ltd.	22,000	31,799
Shiny Chemical Industrial Company, Ltd.	4,921	23,835
Shuttle, Inc. (A)	28,000	18,142
Sigurd Microelectronics Corp.	29,842	66,481
Silicon Integrated Systems Corp.	16,500	22,530
Simplo Technology Company, Ltd.	4,520	61,018
Sinbon Electronics Company, Ltd.	5,043	41,241
Sincere Navigation Corp.	13,930	12,187
Sino-American Electronic Company, Ltd. (A)(D)	10,961	0
Sino-American Silicon Products, Inc.	17,000	99,894
Sinon Corp.	15,000	20,023
SinoPac Financial Holdings Company, Ltd.	240,308	152,914
Sinphar Pharmaceutical Company, Ltd.	22,000	23,363
Sinyi Realty, Inc.	20,000	18,633
Sitronix Technology Corp.	3,000	27,557
Siward Crystal Technology Company, Ltd.	10,000	11,648
Soft-World International Corp.	9,000	38,118
Solar Applied Materials Technology Corp.	32,000	44,789
Solteam, Inc.	15,000	20,529
Sonix Technology Company, Ltd.	7,000	11,898
Speed Tech Corp.	8,000	17,114
Sporton International, Inc.	3,079	22,930
Sports Gear Company, Ltd.	10,000	22,901
St. Shine Optical Company, Ltd.	2,000	12,655
Standard Foods Corp.	15,221	18,154
Stark Technology, Inc.	7,000	28,037
SunMax Biotechnology Company, Ltd.	3,000	19,151
Sunny Friend Environmental Technology Company, Ltd.	3,373	11,265
Sunonwealth Electric Machine Industry Company, Ltd.	11,000	44,255
Sunplus Technology Company, Ltd.	15,000	15,724
Sunrex Technology Corp.	11,000	22,380
Supreme Electronics Company, Ltd.	15,419	30,458
Swancor Holding Company, Ltd.	7,000	25,605
Symtek Automation Asia Company, Ltd.	9,363	35,720
Syncmold Enterprise Corp.	5,000	12,459
Synmosa Biopharma Corp.	19,000	23,446
Synnex Technology International Corp.	24,188	59,588
Sysgration (A)	14,000	15,515
Systex Corp.	5,000	17,888
T3EX Global Holdings Corp.	5,000	14,576
87	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
TA Chen Stainless Pipe	65,104	$73,985
Ta Ya Electric Wire & Cable	25,684	30,489
TA-I Technology Company, Ltd.	10,000	15,008
Taichung Commercial Bank Company, Ltd.	92,317	48,640
TaiDoc Technology Corp.	4,000	20,111
Taiflex Scientific Company, Ltd.	10,000	14,432
Taimide Tech, Inc.	11,000	15,499
Tainan Spinning Company, Ltd.	62,397	30,511
Taishin Financial Holding Company, Ltd.	236,735	130,358
TAI-TECH Advanced Electronics Company, Ltd.	8,000	29,738
Taiwan Business Bank	214,018	94,824
Taiwan Cement Corp.	100,419	102,093
Taiwan Cogeneration Corp.	14,609	22,934
Taiwan Cooperative Financial Holding Company, Ltd.	119,024	97,795
Taiwan FamilyMart Company, Ltd.	2,000	11,832
Taiwan Fertilizer Company, Ltd.	13,000	27,403
Taiwan Fire & Marine Insurance Company, Ltd.	19,000	15,970
Taiwan FU Hsing Industrial Company, Ltd.	7,000	11,454
Taiwan Glass Industry Corp. (A)	35,894	20,731
Taiwan High Speed Rail Corp.	48,000	45,869
Taiwan Hon Chuan Enterprise Company, Ltd.	15,329	70,542
Taiwan Hopax Chemicals Manufacturing Company, Ltd.	9,000	11,498
Taiwan Kolin Company, Ltd. (A)(D)	400,000	0
Taiwan Land Development Corp. (A)(D)	58,353	0
Taiwan Mask Corp.	7,000	15,425
Taiwan Mobile Company, Ltd.	25,700	80,540
Taiwan Navigation Company, Ltd.	16,000	17,946
Taiwan Paiho, Ltd.	15,342	28,117
Taiwan PCB Techvest Company, Ltd.	14,000	18,462
Taiwan Sakura Corp.	10,000	23,546
Taiwan Secom Company, Ltd.	8,430	31,608
Taiwan Semiconductor Company, Ltd.	8,000	20,267
Taiwan Semiconductor Manufacturing Company, Ltd.	388,000	8,502,824
Taiwan Shin Kong Security Company, Ltd.	13,724	17,387
Taiwan Styrene Monomer	16,821	7,587
Taiwan Surface Mounting Technology Corp.	16,636	51,688
Taiwan TEA Corp. (A)	18,723	12,313
Taiwan Union Technology Corp.	10,000	49,548
Taiwan-Asia Semiconductor Corp.	9,033	12,012
Tatung Company, Ltd. (A)	26,526	43,601
TBI Motion Technology Company, Ltd.	8,000	8,804
TCI Company, Ltd.	3,977	20,232
Teco Electric & Machinery Company, Ltd.	29,109	45,358
Test Research, Inc.	9,000	20,783
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	88

	Shares	Value
Taiwan (continued)
Test Rite International Company, Ltd.	23,000	$15,023
The Ambassador Hotel	17,000	25,920
The Shanghai Commercial & Savings Bank, Ltd.	61,639	87,761
Thinking Electronic Industrial Company, Ltd.	4,000	21,533
Thye Ming Industrial Company, Ltd.	14,000	32,492
Tofu Restaurant Company, Ltd.	2,000	16,991
Ton Yi Industrial Corp.	45,000	22,074
Tong Hsing Electronic Industries, Ltd.	8,287	39,726
Tong Yang Industry Company, Ltd.	17,043	53,329
Tong-Tai Machine & Tool Company, Ltd.	24,000	15,892
Topco Scientific Company, Ltd.	5,193	31,964
Topkey Corp.	2,000	11,846
Topoint Technology Company, Ltd.	16,000	14,662
TPK Holding Company, Ltd.	23,000	25,466
Trade-Van Information Services Company	6,000	13,257
Transcend Information, Inc.	14,000	35,447
Transcom, Inc.	5,000	25,899
Tripod Technology Corp.	11,770	77,600
TSRC Corp.	25,706	18,557
Ttet Union Corp.	4,000	18,283
TTY Biopharm Company, Ltd.	10,094	25,884
Tung Ho Steel Enterprise Corp.	28,502	69,679
Tung Thih Electronic Company, Ltd.	4,000	16,818
TXC Corp.	10,659	33,688
TYC Brother Industrial Company, Ltd.	16,531	26,493
Tycoons Group Enterprise (A)	16,164	5,805
Tyntek Corp.	12,000	7,480
U-Ming Marine Transport Corp.	18,000	31,667
Unimicron Technology Corp.	34,855	198,044
Union Bank of Taiwan	72,609	32,624
Uni-President Enterprises Corp.	122,803	298,195
Unitech Computer Company, Ltd.	9,000	9,555
Unitech Printed Circuit Board Corp.	18,444	12,439
United Integrated Services Company, Ltd.	5,200	48,269
United Microelectronics Corp.	219,468	338,382
United Renewable Energy Company, Ltd.	50,337	19,760
Universal Cement Corp.	21,443	20,154
Universal Vision Biotechnology Company, Ltd.	3,339	31,846
UPC Technology Corp.	31,164	14,455
USI Corp.	44,318	25,546
Vanguard International Semiconductor Corp.	36,000	82,236
Ve Wong Corp.	9,450	16,258
Ventec International Group Company, Ltd.	4,000	11,700
Visco Vision, Inc.	2,000	16,463
89	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
VisEra Technologies Company, Ltd.	3,000	$29,152
Visual Photonics Epitaxy Company, Ltd.	4,275	22,108
Voltronic Power Technology Corp.	1,360	69,117
Wafer Works Corp.	23,007	28,996
Wah Lee Industrial Corp.	8,160	28,810
Walsin Lihwa Corp.	54,707	64,079
Walsin Technology Corp.	5,805	20,619
Walton Advanced Engineering, Inc.	37,000	19,628
Wan Hai Lines, Ltd.	14,502	23,102
WAN HWA Enterprise Company	2,975	1,177
Wei Chuan Foods Corp.	24,000	14,360
Weikeng Industrial Company, Ltd.	20,000	21,045
Win Semiconductors Corp.	7,582	36,482
Winbond Electronics Corp.	76,399	67,545
Wintek Corp. (A)(D)	819,661	0
WinWay Technology Company, Ltd.	1,000	24,280
Wisdom Marine Lines Company, Ltd.	27,372	53,132
Wistron Corp.	38,382	140,546
Wistron NeWeb Corp.	8,018	38,971
Wiwynn Corp.	1,000	73,828
Wowprime Corp.	2,199	16,714
WPG Holdings, Ltd.	25,779	75,690
WT Microelectronics Company, Ltd.	11,536	62,656
XinTec, Inc.	7,000	29,255
Xxentria Technology Materials Corp.	6,736	15,350
Yageo Corp.	4,706	83,147
Yang Ming Marine Transport Corp.	38,613	60,919
Yankey Engineering Company, Ltd.	3,000	36,269
YC INOX Company, Ltd.	19,000	15,385
Yem Chio Company, Ltd.	24,000	12,948
YFC-Boneagle Electric Company, Ltd.	17,000	13,613
YFY, Inc.	22,614	21,647
Yieh Phui Enterprise Company, Ltd.	24,040	11,596
Youngtek Electronics Corp.	5,058	9,970
Yuanta Financial Holding Company, Ltd.	148,877	129,377
Yuen Foong Yu Consumer Products Company, Ltd.	6,000	8,568
Yulon Finance Corp.	12,462	65,346
Yulon Motor Company, Ltd.	21,527	48,244
Yungshin Construction & Development Company, Ltd.	9,000	30,630
Zeng Hsing Industrial Company, Ltd.	3,223	10,396
Zenitron Corp.	16,000	18,595
Zero One Technology Company, Ltd.	14,000	34,686
Zhen Ding Technology Holding, Ltd.	22,050	70,174
Zig Sheng Industrial Company, Ltd. (A)	37,000	14,752
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	90

	Shares	Value
Taiwan (continued)
Zinwell Corp. (A)	19,000	$12,925
Zippy Technology Corp.	11,000	18,274
Zyxel Group Corp.	8,982	12,805
Thailand 2.0%		3,466,424
AAPICO Hitech PCL	12,870	8,548
Absolute Clean Energy PCL (A)	104,700	4,432
Advanced Info Service PCL	12,491	70,079
Advanced Information Technology PCL	78,900	9,472
AEON Thana Sinsap Thailand PCL, NVDR	2,900	12,142
Airports of Thailand PCL	39,000	69,114
Allianz Ayudhya Capital PCL	12,100	11,462
Amata Corp. PCL	40,900	25,674
AP Thailand PCL	109,978	32,224
Asia Plus Group Holdings PCL	106,500	8,362
Asset World Corp. PCL	161,000	17,298
B Grimm Power PCL	18,300	13,148
Bangchak Corp. PCL	30,900	35,790
Bangkok Airways PCL	63,400	28,119
Bangkok Bank PCL	16,005	63,819
Bangkok Chain Hospital PCL	43,625	25,688
Bangkok Commercial Asset Management PCL	37,900	8,887
Bangkok Dusit Medical Services PCL	136,700	108,603
Bangkok Expressway & Metro PCL	186,225	41,861
Bangkok Insurance PCL	4,870	42,927
Bangkok Land PCL (A)	480,800	9,107
Bangkok Life Assurance PCL, NVDR	15,160	7,571
Banpu PCL	211,366	32,989
BCPG PCL	40,400	8,740
BEC World PCL	54,300	6,269
Berli Jucker PCL	26,500	17,912
Betagro PCL	17,300	10,716
Better World Green PCL (A)	256,000	3,944
BTS Group Holdings PCL	100,400	14,429
Bumrungrad Hospital PCL	10,900	68,009
Business Online PCL	27,600	6,535
Cal-Comp Electronics Thailand PCL	320,014	21,789
Carabao Group PCL	4,100	7,955
Central Pattana PCL	12,500	22,566
Central Plaza Hotel PCL (A)	13,500	16,198
Central Retail Corp. PCL	27,100	26,306
CH Karnchang PCL	59,423	38,574
Charoen Pokphand Foods PCL	92,033	48,492
Chularat Hospital PCL	197,600	16,216
91	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Thailand (continued)
CK Power PCL	144,900	$15,928
Com7 PCL	24,800	14,361
CP ALL PCL	32,400	51,952
Delta Electronics Thailand PCL	38,500	76,636
Dhipaya Group Holdings PCL	23,600	19,235
Dynasty Ceramic PCL	351,500	18,233
Eastern Polymer Group PCL	43,500	8,635
Eastern Water Resources Development & Management PCL	35,400	3,912
Electricity Generating PCL	6,200	20,317
Energy Absolute PCL	32,900	32,382
Forth Corp. PCL	16,900	7,602
GFPT PCL	38,500	12,764
Global Power Synergy PCL	17,182	24,437
Green Tech Ventures PCL (A)	14,200	71
Group Lease PCL, NVDR (A)(D)	54,000	979
Gulf Energy Development PCL	30,800	36,978
Gunkul Engineering PCL	209,600	16,017
Hana Microelectronics PCL	19,800	20,516
Home Product Center PCL	87,512	27,333
Ichitan Group PCL	65,300	32,277
Indorama Ventures PCL	36,400	23,656
Intouch Holdings PCL	3,700	6,992
IRPC PCL	400,700	21,786
Italian-Thai Development PCL (A)	329,300	7,824
Jasmine International PCL	184,138	10,499
JMT Network Services PCL	12,139	7,578
Kang Yong Electric PCL	130	1,153
KCE Electronics PCL	16,000	16,938
KGI Securities Thailand PCL	132,500	17,818
Khon Kaen Sugar Industry PCL	145,500	10,065
Kiatnakin Phatra Bank PCL	10,300	14,798
Krung Thai Bank PCL	77,050	34,581
Krungthai Card PCL	20,700	24,684
Lalin Property PCL	77,500	17,052
Land & Houses PCL	95,300	20,177
LH Financial Group PCL	157,800	4,356
LPN Development PCL	58,200	5,842
Major Cineplex Group PCL	20,700	8,022
MBK PCL	30,189	13,915
MCS Steel PCL	53,400	9,830
Mega Lifesciences PCL	11,600	13,458
Minor International PCL	86,400	76,505
MK Restaurants Group PCL	12,000	12,557
Muangthai Capital PCL	19,200	24,571
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	92

	Shares	Value
Thailand (continued)
Ngern Tid Lor PCL	32,512	$20,424
Northeast Rubber PCL	79,900	12,727
Origin Property PCL	40,350	8,556
Osotspa PCL	35,900	20,364
PCS Machine Group Holding PCL	53,400	7,451
Plan B Media PCL	125,064	30,562
Polyplex Thailand PCL	14,100	3,977
Precious Shipping PCL	24,200	5,996
Prima Marine PCL	49,900	9,118
Pruksa Holding PCL	26,800	9,205
PSG Corp. PCL (A)	649,400	13,236
PTG Energy PCL	31,400	7,977
PTT Exploration & Production PCL	32,428	136,176
PTT Global Chemical PCL	28,392	30,050
PTT Oil & Retail Business PCL	33,200	16,749
PTT PCL	202,900	193,664
Quality Houses PCL	489,271	29,499
Rabbit Holdings PCL (A)	949,200	10,341
Rajthanee Hospital PCL	9,500	6,887
Ratch Group PCL	21,600	17,459
Ratchthani Leasing PCL	179,540	10,322
Regional Container Lines PCL	18,700	11,611
Rojana Industrial Park PCL	52,700	8,679
RS PCL	18,260	7,236
S Hotels & Resorts PCL (A)	151,000	10,388
Sabina PCL	12,700	8,954
Saha-Union PCL	40,600	36,187
Samart Corp. PCL (A)	27,900	4,594
Sansiri PCL	773,509	39,718
Sappe PCL	9,400	22,662
SC Asset Corp. PCL	95,600	8,956
SCB X PCL	11,231	35,276
SCG Packaging PCL	27,600	21,551
Sermsang Power Corp. Company, Ltd.	27,951	6,005
Siam City Cement PCL	2,541	9,634
Siam Global House PCL	39,277	18,587
Siamgas & Petrochemicals PCL	54,100	12,758
Sikarin PCL	25,200	7,020
Sino-Thai Engineering & Construction PCL	50,900	14,332
SISB PCL	18,700	21,687
Somboon Advance Technology PCL	19,007	9,868
SPCG PCL	38,800	13,530
Sri Trang Agro-Industry PCL	44,300	23,839
Sri Trang Gloves Thailand PCL	39,100	9,361
93	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Thailand (continued)
Srinanaporn Marketing PCL	30,700	$14,635
Srisawad Corp. PCL	22,700	24,138
Srivichai Vejvivat PCL	60,400	13,744
Star Petroleum Refining PCL	71,900	17,904
Supalai PCL	57,450	33,637
Super Energy Corp. PCL (A)	697,500	6,633
Tata Steel Thailand PCL	488,800	10,364
Thai Oil PCL	29,014	45,298
Thai Stanley Electric PCL	4,000	24,701
Thai Union Group PCL	80,500	32,350
Thai Vegetable Oil PCL	25,850	15,160
Thaicom PCL	84,500	27,801
Thaifoods Group PCL	112,700	10,618
Thanachart Capital PCL	18,400	25,527
The Erawan Group PCL (A)	136,000	17,999
The Lanna Resources PCL	39,100	16,455
The Siam Cement PCL	3,750	28,127
Thonburi Healthcare Group PCL	9,200	11,151
Thoresen Thai Agencies PCL	116,000	22,419
Tipco Asphalt PCL, NVDR	31,100	13,796
Tisco Financial Group PCL	8,100	22,707
TMBThanachart Bank PCL	368,010	18,903
TOA Paint Thailand PCL	10,900	6,085
TPI Polene PCL	404,300	15,664
TPI Polene Power PCL	106,000	9,985
TQM Alpha PCL	14,600	10,685
True Corp. PCL (A)	182,687	35,982
True Corp. PCL, NVDR (A)	136,185	26,823
TTW PCL	49,900	13,081
Univanich Palm Oil PCL	42,900	10,350
Vanachai Group PCL	92,900	9,378
VGI PCL	90,200	3,603
WHA Corp. PCL	174,900	22,440
Workpoint Entertainment PCL	11,640	3,215
Xspring Capital PCL (A)	431,000	14,705
Turkey 1.0%		1,822,819
Akbank TAS	81,243	107,972
Aksa Akrilik Kimya Sanayii AS	9,180	31,244
Aksa Enerji Uretim AS	13,694	16,505
Alarko Holding AS	1	3
Albaraka Turk Katilim Bankasi AS (A)	70,453	9,625
Alkim Alkali Kimya AS	11,426	15,248
Anadolu Anonim Turk Sigorta Sirketi (A)	15,271	33,452
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	94

	Shares	Value
Turkey (continued)
Anadolu Efes Biracilik Ve Malt Sanayii AS	2,766	$13,781
Anadolu Hayat Emeklilik AS	1	1
Arcelik AS	4,380	23,672
Aselsan Elektronik Sanayi Ve Ticaret AS	18,428	35,364
Aygaz AS	2,175	10,681
Bera Holding AS	13,912	8,996
BIM Birlesik Magazalar AS	4,691	58,220
Borusan Mannesmann Boru Sanayi ve Ticaret AS (A)	1,065	24,304
Borusan Yatirim ve Pazarlama AS	256	35,432
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	1,525	6,250
Bursa Cimento Fabrikasi AS	72,643	19,173
Coca-Cola Icecek AS	2,666	55,194
Dogan Sirketler Grubu Holding AS	80,206	34,755
Eczacibasi Yatirim Holding Ortakligi AS	1	4
EGE Endustri VE Ticaret AS	48	26,626
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	1	1
Enka Insaat ve Sanayi AS	28,514	34,476
Eregli Demir ve Celik Fabrikalari TAS	17,613	25,660
Ford Otomotiv Sanayi AS	1,299	42,259
Galatasaray Sportif Sinai ve Ticari Yatirimlar AS (A)	1	0
Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari (A)(D)	54,847	166
Hektas Ticaret TAS (A)	31,796	19,416
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS (A)	8,657	11,408
Is Yatirim Menkul Degerler AS	32,335	38,425
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	37,562	32,288
KOC Holding AS	12,619	67,913
Koza Altin Isletmeleri AS	20,937	15,329
Koza Anadolu Metal Madencilik Isletmeleri AS (A)	8,796	14,359
Logo Yazilim Sanayi Ve Ticaret AS	8,054	27,671
Mavi Giyim Sanayi Ve Ticaret AS, Class B (B)	6,188	28,123
Migros Ticaret AS	1,841	29,071
Nuh Cimento Sanayi AS	3,603	37,891
Otokar Otomotiv Ve Savunma Sanayi A.S. (A)	1,315	21,273
Oyak Cimento Fabrikalari AS (A)	6,634	15,069
Pegasus Hava Tasimaciligi AS (A)	1,333	36,597
Petkim Petrokimya Holding AS (A)	35,494	27,467
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	14,902	16,201
Sasa Polyester Sanayi AS (A)	3,092	3,913
Sekerbank Turk AS	118,862	18,030
TAV Havalimanlari Holding AS (A)	6,086	34,015
Tofas Turk Otomobil Fabrikasi AS	4,325	36,981
Turk Hava Yollari AO (A)	10,378	93,548
Turk Telekomunikasyon AS (A)	16,647	17,104
Turk Traktor ve Ziraat Makineleri AS	838	23,335
95	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Turkey (continued)
Turkcell Iletisim Hizmetleri AS	33,861	$72,536
Turkiye Is Bankasi AS, Class C	153,925	54,585
Turkiye Petrol Rafinerileri AS	21,126	109,409
Turkiye Sigorta AS	12,746	20,473
Turkiye Sinai Kalkinma Bankasi AS (A)	100,006	26,477
Turkiye Sise ve Cam Fabrikalari AS	15,535	25,428
Turkiye Vakiflar Bankasi TAO, Class D (A)	34,357	15,642
Ulker Biskuvi Sanayi AS (A)	4,197	14,262
Vestel Beyaz Esya Sanayi ve Ticaret AS	41,551	28,988
Vestel Elektronik Sanayi ve Ticaret AS (A)	3,881	10,313
Yapi ve Kredi Bankasi AS	103,943	76,708
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	10,687	10,608
Zorlu Enerji Elektrik Uretim AS (A)	126,857	22,899
United Arab Emirates 1.6%		2,794,152
Abu Dhabi Commercial Bank PJSC	66,268	154,695
Abu Dhabi Islamic Bank PJSC	35,814	109,584
Abu Dhabi National Hotels	200,766	38,257
Abu Dhabi National Insurance Company PSC	12,053	19,662
Abu Dhabi National Oil Company for Distribution PJSC	50,908	48,501
Abu Dhabi Ports Company PJSC (A)	35,568	56,089
ADNOC Drilling Company PJSC	51,176	51,306
Agthia Group PJSC	30,833	44,216
Air Arabia PJSC	105,388	82,126
Ajman Bank PJSC (A)	67,007	32,857
Al Seer Marine Supplies & Equipment Company LLC (A)	5,642	9,653
Al Yah Satellite Communications Company PJSC	34,489	21,142
Aldar Properties PJSC	61,176	92,165
Alpha Dhabi Holding PJSC (A)	2,530	11,102
Amanat Holdings PJSC	67,383	18,680
Amlak Finance PJSC (A)	131,915	28,388
Apex Investment Company PSC (A)	37,681	19,401
Aramex PJSC	37,355	24,709
Burjeel Holdings PLC	33,035	27,761
Dana Gas PJSC	288,511	49,671
Deyaar Development PJSC (A)	206,049	40,675
Dubai Electricity & Water Authority PJSC	123,765	81,216
Dubai Financial Market PJSC	68,901	24,816
Dubai Investments PJSC	95,909	61,051
Dubai Islamic Bank PJSC	101,787	178,527
Emaar Development PJSC	50,162	108,209
Emaar Properties PJSC	130,155	287,877
Emirates Driving Company	28,416	24,285
Emirates Integrated Telecommunications Company PJSC	37,210	59,773
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	96

	Shares	Value
United Arab Emirates (continued)
Emirates NBD Bank PJSC	50,007	$248,963
Emirates Telecommunications Group Company PJSC	50,567	249,307
EMSTEEL Building Materials PJSC (A)	86,112	32,628
Eshraq Investments PJSC (A)	147,158	11,223
Fertiglobe PLC	38,756	27,012
First Abu Dhabi Bank PJSC	48,098	178,683
Ghitha Holding PJSC (A)	887	8,517
Gulf Navigation Holding PJSC (A)	18,827	31,749
Gulf Pharmaceutical Industries PSC (A)	43,334	11,832
Multiply Group PJSC (A)	65,389	40,440
National Central Cooling Company PJSC	23,045	21,866
RAK Properties PJSC (A)	63,646	23,020
Ras Al Khaimah Ceramics	48,895	38,612
Salik Company PJSC	22,423	21,310
SHUAA Capital PSC (A)	124,409	4,817
Tecom Group PJSC	14,899	10,670
Union Properties PJSC (A)	283,533	27,109
United Kingdom 0.0%		74,045
AngloGold Ashanti PLC	2,569	48,396
AngloGold Ashanti PLC (New York Stock Exchange)	432	8,040
Pepco Group NV (A)	3,509	17,609
United States 0.1%		119,951
BeiGene, Ltd. (A)	3,300	42,487
Huuuge, Inc. (A)	2,904	20,416
Nexteer Automotive Group, Ltd.	54,000	24,881

Parade Technologies, Ltd.	1,000	32,167
Preferred securities 1.2%		$2,190,997
(Cost $1,252,867)
Brazil 1.1%		2,061,876
Alpargatas SA (A)	6,600	13,502
Banco ABC Brasil SA	5,851	27,789
Banco Bradesco SA	41,533	114,880
Banco do Estado do Rio Grande do Sul SA, B Shares	6,855	21,278
Banco Pan SA	19,144	33,735
Centrais Eletricas Brasileiras SA, B Shares	3,254	31,361
Centrais Eletricas Santa Catarina SA	900	12,174
Cia De Sanena Do Parana	25,343	26,867
Cia de Transmissao de Energia Eletrica Paulista	5,872	30,476
Cia Energetica de Minas Gerais	26,477	63,754
Cia Ferro Ligas da Bahia	7,504	14,567
Companhia Paranaense de Energia, B Shares	27,700	56,948
Gerdau SA	21,300	92,122
97	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Brazil (continued)
Itau Unibanco Holding SA	36,967	$252,391
Marcopolo SA	16,845	29,752
Petroleo Brasileiro SA	135,538	1,094,425
Raizen SA	38,800	27,630
Randon SA Implementos e Participacoes	12,025	26,633
Taurus Armas SA	3,300	9,353
Unipar Carbocloro SA, B Shares	2,421	32,226
Usinas Siderurgicas de Minas Gerais SA, A Shares	22,459	50,013
Chile 0.1%		101,902
Coca-Cola Embonor SA, B Shares	11,321	15,461
Embotelladora Andina SA, B Shares	9,214	23,260
Sociedad Quimica y Minera de Chile SA, B Shares	1,274	63,181
Colombia 0.0%		15,470
Grupo Aval Acciones y Valores SA	66,084	8,098
Grupo de Inversiones Suramericana SA	1,784	7,372
India 0.0%		5,065
TVS Holdings Pvt, Ltd. (A)(D)	38	9
TVS Holdings, Ltd. (A)	38,628	5,056
Philippines 0.0%		6,684

Cebu Air, Inc., 6.000%	11,227	6,684
Rights 0.0%		$4,531
(Cost $0)
Foosung Company, Ltd. (Expiration Date: 4-12-24; Strike Price: KRW 6,870.00) (A)	527	582
L&K Engineering Company, Ltd. (Expiration Date: 3-7-24; Strike Price: TWD 115.00) (A)	273	462
LG Display Company, Ltd. (Expiration Date: 3-12-24; Strike Price: $4.18) (A)	2,621	0
LG Display Company, Ltd. (Expiration Date: 3-8-24; Strike Price: KRW 9,090.00) (A)	615	605
Magazine Luiza SA (Expiration Date: 3-8-24; Strike Price: BRL 1.95) (A)	2,295	92
Taihan Electric Wire Company, Ltd. (Expiration Date: 3-13-24; Strike Price: KRW 7,460.00) (A)	1,103	1,358

The South Indian Bank, Ltd. (Expiration Date: 3-21-24; Strike Price: INR 22.00) (A)	11,622	1,432
Warrants 0.0%		$206
(Cost $0)
Diagnosticos da America SA (Expiration Date: 4-30-25; Strike Price: BRL 8.50) (A)	196	51
Grupo Casas Bahia SA (Expiration Date: 9-19-24; Strike Price: BRL 20.00) (A)	38,528	155

	Yield (%)	Shares	Value
Short-term investments 0.0%			$59,586
(Cost $59,563)
Short-term funds 0.0%			59,586
John Hancock Collateral Trust (E)	5.2759(F)	5,958	59,586

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	98

Total investments (Cost $155,763,517) 99.3%	$177,117,733
Other assets and liabilities, net 0.7%	1,223,941
Total net assets 100.0%	$178,341,674

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
BRL	Brazilian Real
INR	Indian Rupee
KRW	Korean Won
TWD	New Taiwan Dollar

Security Abbreviations and Legend
ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 2-29-24.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 2-29-24.
99	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 E-Mini Index Futures	4	Long	Mar 2024	$1,010,260	$1,020,750	$10,490
						$10,490
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
At 2-29-24, the aggregate cost of investments for federal income tax purposes was $159,721,893. Net unrealized appreciation aggregated to $17,406,330, of which $61,233,499 related to gross unrealized appreciation and $43,827,169 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	100

Semiannual report
John Hancock
International Small Company Fund
International equity
February 29, 2024

Fund’s investments
AS OF 2-29-24 (unaudited)
	Shares	Value
Common stocks 98.4%		$542,046,462
(Cost $468,415,750)
Australia 7.0%		38,596,436
A2B Australia, Ltd.	32,294	30,169
Accent Group, Ltd.	117,141	154,177
Acrow, Ltd.	22,690	18,027
Acrow, Ltd., Additional Offering (A)	1,518	1,206
Adairs, Ltd.	48,738	76,341
Adbri, Ltd. (A)	93,582	190,774
Ainsworth Game Technology, Ltd. (A)	47,462	35,235
Alkane Resources, Ltd. (A)	124,706	38,708
Alliance Aviation Services, Ltd. (A)	39,423	74,084
Altium, Ltd.	2,192	92,608
Alumina, Ltd. (A)	323,624	222,126
AMA Group, Ltd. (A)	499,671	21,469
AMP, Ltd.	590,441	428,966
Ansell, Ltd.	31,727	492,095
Appen, Ltd. (A)(B)	53,036	19,557
Arafura Rare Earths, Ltd. (A)(B)	578,498	58,395
ARB Corp., Ltd.	23,168	626,085
Argosy Minerals, Ltd. (A)(B)	134,969	11,404
ARN Media, Ltd.	83,708	46,245
Articore Group, Ltd. (A)(B)	56,271	18,713
AUB Group, Ltd.	25,856	508,934
Audinate Group, Ltd. (A)	15,225	229,791
Aurelia Metals, Ltd. (A)	556,014	48,566
Aussie Broadband, Ltd. (A)	55,882	165,481
Aussie Broadband, Ltd., Additional Offering (A)	7,699	22,799
Austal, Ltd.	96,264	128,359
Austin Engineering, Ltd. (A)	64,891	17,312
Australian Agricultural Company, Ltd. (A)	55,173	48,886
Australian Clinical Labs, Ltd. (B)	31,607	49,147
Australian Ethical Investment, Ltd.	13,293	46,151
Australian Finance Group, Ltd.	65,518	63,462
Australian Strategic Materials, Ltd. (A)	32,274	20,562
Australian Vintage, Ltd. (A)	76,170	18,082
Auswide Bank, Ltd.	5,890	17,270
AVJennings, Ltd.	63,391	12,625
AVZ Minerals, Ltd. (A)(C)	322,880	122,775
Baby Bunting Group, Ltd.	41,046	42,087
Bank of Queensland, Ltd.	147,279	563,229
Bannerman Energy, Ltd. (A)	11,581	24,328
Bapcor, Ltd.	88,683	343,803
1	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Australia (continued)
Base Resources, Ltd.	100,127	$6,823
Beach Energy, Ltd.	389,341	405,350
Beacon Lighting Group, Ltd.	19,085	35,916
Bega Cheese, Ltd. (B)	77,514	212,841
Bell Financial Group, Ltd.	43,704	37,946
Bellevue Gold, Ltd. (A)	285,420	282,002
Boral, Ltd. (A)	78,336	305,433
Boss Energy, Ltd. (A)	110,508	361,270
Bravura Solutions, Ltd. (A)	126,782	102,457
Breville Group, Ltd.	27,013	481,466
Brickworks, Ltd.	18,642	353,814
Capitol Health, Ltd.	292,400	52,282
Capral, Ltd.	7,205	47,081
Capricorn Metals, Ltd. (A)	79,471	243,927
Carnarvon Energy, Ltd. (A)	422,815	49,377
Cash Converters International, Ltd.	122,755	18,327
Catapult Group International, Ltd. (A)	16,337	13,408
Cedar Woods Properties, Ltd.	19,145	57,758
Cettire, Ltd. (A)	21,600	67,528
Challenger, Ltd.	65,152	285,579
Champion Iron, Ltd.	62,349	313,936
Chrysos Corp., Ltd. (A)	2,323	10,532
Civmec, Ltd.	40,300	23,823
ClearView Wealth, Ltd.	34,533	13,021
Clinuvel Pharmaceuticals, Ltd.	11,610	103,425
Clover Corp., Ltd.	51,463	28,122
Coast Entertainment Holdings, Ltd. (A)	150,506	46,979
Cobalt Blue Holdings, Ltd. (A)	8,655	759
Codan, Ltd.	30,933	206,035
COG Financial Services, Ltd.	20,539	19,347
Cogstate, Ltd. (A)	16,116	13,117
Collins Foods, Ltd.	35,727	256,140
Cooper Energy, Ltd. (A)	756,946	71,332
Core Lithium, Ltd. (A)(B)	89,718	12,257
Coronado Global Resources, Inc., CHESS Depositary Interest (D)	50,218	44,426
Corporate Travel Management, Ltd.	30,649	317,054
Credit Corp. Group, Ltd.	19,524	244,520
CSR, Ltd.	149,148	856,946
Danakali, Ltd. (C)	17,023	4,537
Data#3, Ltd.	48,821	267,351
De Grey Mining, Ltd. (A)	365,384	298,702
Deterra Royalties, Ltd.	35,602	114,920
Dicker Data, Ltd.	16,832	137,841
Domain Holdings Australia, Ltd.	64,147	139,465
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	2

	Shares	Value
Australia (continued)
Domino’s Pizza Enterprises, Ltd.	11,756	$344,937
Downer EDI, Ltd.	156,303	507,375
Duratec, Ltd.	13,759	11,654
Eagers Automotive, Ltd.	37,330	361,020
Earlypay, Ltd. (A)	42,680	5,562
Elanor Investor Group	27,964	21,817
Elders, Ltd.	54,753	324,185
Emeco Holdings, Ltd.	116,009	50,089
Emerald Resources NL (A)	91,403	164,106
EML Payments, Ltd. (A)	79,307	51,225
Energy World Corp., Ltd. (A)	328,859	3,428
Enero Group, Ltd.	10,415	10,806
EQT Holdings, Ltd.	7,690	147,082
Eureka Group Holdings, Ltd.	19,428	5,860
European Lithium, Ltd. (A)(C)	238,993	13,360
Euroz Hartleys Group, Ltd.	45,960	25,109
EVT, Ltd.	24,156	182,119
Fiducian Group, Ltd.	1,107	4,931
Finbar Group, Ltd. (A)	71,892	32,232
Firefinch, Ltd. (A)(B)(C)	160,759	20,899
FleetPartners Group, Ltd. (A)	91,298	207,366
Fleetwood, Ltd.	32,879	39,553
Flight Centre Travel Group, Ltd.	43,904	612,212
Frontier Digital Ventures, Ltd. (A)	57,371	16,995
G8 Education, Ltd.	204,679	168,294
Galan Lithium, Ltd. (A)(B)	70,709	19,040
Generation Development Group, Ltd.	17,607	21,841
Gold Road Resources, Ltd.	287,157	274,389
GR Engineering Services, Ltd.	6,821	10,420
GrainCorp, Ltd., Class A	53,166	269,368
Grange Resources, Ltd.	168,885	47,331
GUD Holdings, Ltd.	49,539	377,515
GWA Group, Ltd.	68,070	118,604
Hansen Technologies, Ltd.	49,555	154,935
Harvey Norman Holdings, Ltd.	101,226	326,464
Healius, Ltd. (A)	184,568	133,149
Helia Group, Ltd.	120,934	325,122
Helloworld Travel, Ltd.	23,085	41,639
Highfield Resources, Ltd. (A)	45,811	11,048
Horizon Oil, Ltd.	11,332	1,217
HUB24, Ltd.	21,626	550,679
Humm Group, Ltd.	135,426	46,863
Iluka Resources, Ltd.	50,745	226,224
Imdex, Ltd.	150,285	207,479
3	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Australia (continued)
Incitec Pivot, Ltd.	123,766	$217,301
Infomedia, Ltd.	111,115	115,798
Inghams Group, Ltd.	113,255	268,211
Insignia Financial, Ltd.	148,220	228,537
Integral Diagnostics, Ltd. (B)	60,871	87,115
Ioneer, Ltd. (A)(B)	466,451	39,447
IPH, Ltd. (B)	58,279	240,158
IRESS, Ltd.	52,047	266,369
IVE Group, Ltd.	39,068	56,252
Johns Lyng Group, Ltd.	56,477	231,444
Jumbo Interactive, Ltd.	11,374	134,118
Jupiter Mines, Ltd.	455,380	53,270
Karoon Energy, Ltd. (A)	257,924	325,013
Kelsian Group, Ltd.	43,091	169,677
Kogan.com, Ltd. (A)	15,803	81,655
Lendlease Corp., Ltd. (B)	36,810	153,771
Liberty Financial Group, Ltd.	3,600	9,156
Lifestyle Communities, Ltd. (B)	24,529	245,276
Lifestyle Communities, Ltd., Entitlement Offer (A)	4,034	40,338
Link Administration Holdings, Ltd.	165,552	237,155
Lovisa Holdings, Ltd.	16,636	352,261
Lycopodium, Ltd.	4,375	35,383
MA Financial Group, Ltd.	20,932	65,239
Macmahon Holdings, Ltd.	496,385	61,417
Macquarie Technology Group, Ltd. (A)	1,620	81,829
Mader Group, Ltd.	4,772	21,662
Magellan Financial Group, Ltd.	30,628	162,081
MaxiPARTS, Ltd.	7,688	11,946
Mayne Pharma Group, Ltd. (A)	20,785	91,836
McMillan Shakespeare, Ltd.	13,928	198,309
Megaport, Ltd. (A)	16,257	153,725
Mesoblast, Ltd. (A)(B)	120,980	23,203
Metals X, Ltd. (A)	195,027	36,794
Metcash, Ltd.	245,338	592,964
Michael Hill International, Ltd.	16,258	7,497
Michael Hill International, Ltd. (New Zealand Exchange)	43,259	19,225
MMA Offshore, Ltd. (A)	92,633	129,003
Monadelphous Group, Ltd.	23,292	214,348
Monash IVF Group, Ltd.	106,644	102,563
Mount Gibson Iron, Ltd. (A)	210,281	67,688
Myer Holdings, Ltd.	160,851	85,316
MyState, Ltd.	29,830	61,696
Nanosonics, Ltd. (A)	60,872	108,307
Navigator Global Investments, Ltd.	51,211	47,675
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	4

	Shares	Value
Australia (continued)
Netwealth Group, Ltd.	30,596	$381,582
New Hope Corp., Ltd.	137,643	421,553
nib holdings, Ltd.	117,095	558,294
Nick Scali, Ltd.	23,090	220,131
Nickel Industries, Ltd.	334,194	153,532
Nine Entertainment Company Holdings, Ltd.	279,774	313,233
Novonix, Ltd. (A)(B)	46,257	24,820
NRW Holdings, Ltd.	109,290	212,312
Nufarm, Ltd.	90,848	340,656
Objective Corp., Ltd.	4,348	39,209
OceanaGold Corp.	195,148	323,533
OFX Group, Ltd. (A)	76,929	76,229
Omni Bridgeway, Ltd. (A)	82,611	90,473
oOh!media, Ltd.	154,139	185,055
OreCorp, Ltd. (A)	20,841	7,570
Orora, Ltd.	335,201	584,898
Pacific Current Group, Ltd.	16,873	113,714
Pacific Smiles Group, Ltd.	11,867	10,776
Paladin Energy, Ltd. (A)	758,410	613,039
Panoramic Resources, Ltd. (A)(C)	663,014	15,084
Pantoro, Ltd. (A)	705,904	18,747
Peet, Ltd.	115,617	88,669
Peninsula Energy, Ltd. (A)	150,722	10,768
PeopleIN, Ltd.	17,116	11,669
Perenti, Ltd. (A)	186,413	110,406
Perpetual, Ltd.	28,198	441,706
Perseus Mining, Ltd.	355,176	401,841
PEXA Group, Ltd. (A)	29,724	247,756
Pinnacle Investment Management Group, Ltd.	31,541	231,327
Platinum Asset Management, Ltd.	119,322	79,801
PointsBet Holdings, Ltd. (A)	41,968	22,695
Praemium, Ltd. (A)	110,359	27,695
Premier Investments, Ltd.	19,173	377,368
Probiotec, Ltd.	4,196	7,507
Propel Funeral Partners, Ltd.	10,280	38,876
PSC Insurance Group, Ltd.	27,514	88,364
PWR Holdings, Ltd.	22,435	180,607
QANTM Intellectual Property, Ltd.	11,929	10,312
Ramelius Resources, Ltd.	275,230	256,656
ReadyTech Holdings, Ltd. (A)	11,234	25,875
Red 5, Ltd. (A)	986,670	210,831
Regis Healthcare, Ltd.	40,833	96,133
Regis Resources, Ltd. (A)	193,957	226,853
Resolute Mining, Ltd. (A)	626,700	135,695
5	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Australia (continued)
Retail Food Group, Ltd. (A)	331,273	$15,967
Ridley Corp., Ltd.	94,684	148,037
RPMGlobal Holdings, Ltd. (A)	61,685	89,805
Sandfire Resources, Ltd. (A)	120,207	592,882
Select Harvests, Ltd. (A)	34,755	99,722
Servcorp, Ltd.	13,949	34,427
Service Stream, Ltd.	161,772	118,332
Seven West Media, Ltd. (A)	199,696	27,305
SG Fleet Group, Ltd.	32,488	59,775
Shaver Shop Group, Ltd. (B)	21,893	16,937
Sigma Healthcare, Ltd.	346,060	258,276
Silver Lake Resources, Ltd. (A)	238,400	165,885
Silver Mines, Ltd. (A)	104,954	9,497
Sims, Ltd.	41,443	330,069
SmartGroup Corp., Ltd.	40,678	290,443
SolGold PLC (A)	193,333	14,976
Solvar, Ltd.	66,609	47,990
Southern Cross Electrical Engineering, Ltd.	43,054	25,770
Southern Cross Media Group, Ltd.	84,254	50,370
SRG Global, Ltd.	95,903	48,390
St. Barbara, Ltd. (A)	252,512	24,505
Strandline Resources, Ltd. (A)(B)(C)	154,105	9,516
Strike Energy, Ltd. (A)(B)	276,251	38,714
Super Retail Group, Ltd.	43,131	459,082
Superloop, Ltd. (A)	117,047	78,877
Syrah Resources, Ltd. (A)	144,840	57,691
Tabcorp Holdings, Ltd.	586,760	286,530
Technology One, Ltd.	47,881	529,319
Temple & Webster Group, Ltd. (A)	23,096	191,608
Ten Sixty Four, Ltd. (A)(C)	77,809	28,828
Terracom, Ltd.	98,531	15,689
The Reject Shop, Ltd.	7,826	24,244
The Star Entertainment Group, Ltd. (A)	603,608	204,264
Tuas, Ltd. (A)	7,402	15,726
Tyro Payments, Ltd. (A)	105,098	76,854
Ventia Services Group Pty, Ltd.	107,359	264,607
Viva Energy Group, Ltd. (D)	184,907	441,536
Webjet, Ltd. (A)	95,453	433,002
West African Resources, Ltd. (A)	254,963	145,114
Westgold Resources, Ltd. (A)	150,966	191,247
Wiluna Mining Corp., Ltd. (A)(C)	10,005	267
Xanadu Mines, Ltd. (A)	6,468	177
Zip Company, Ltd. (A)	91,773	57,558
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	6

	Shares	Value
Austria 1.4%		$7,891,369
Addiko Bank AG (A)	1,199	19,523
Agrana Beteiligungs AG	2,985	43,133
ams AG (A)	244,428	372,159
ANDRITZ AG	15,788	993,407
AT&S Austria Technologie & Systemtechnik AG	5,826	118,367
BAWAG Group AG (A)(D)	18,219	1,031,818
CA Immobilien Anlagen AG	9,901	318,018
DO & Company AG	1,700	264,432
Eurotelesites AG (A)	8,126	32,124
EVN AG	9,287	240,944
Fabasoft AG	1,301	31,329
FACC AG (A)	6,411	41,069
IMMOFINANZ AG (A)	6,983	158,607
Kapsch TrafficCom AG (A)	2,742	24,942
Kontron AG	14,916	344,184
Lenzing AG (A)	4,436	138,890
Mayr Melnhof Karton AG	1,864	238,155
Oesterreichische Post AG	5,671	183,626
Palfinger AG	3,681	95,268
POLYTEC Holding AG	4,411	16,610
Porr AG	4,155	60,953
Raiffeisen Bank International AG	23,498	489,484
Rosenbauer International AG (A)	1,314	41,874
Schoeller-Bleckmann Oilfield Equipment AG	2,539	114,447
Semperit AG Holding	2,367	32,133
Telekom Austria AG (A)	35,074	278,269
UBM Development AG	1,455	33,053
UNIQA Insurance Group AG	27,555	241,242
Vienna Insurance Group AG	8,611	250,033
voestalpine AG	26,817	732,631
Wienerberger AG	24,489	855,768
Zumtobel Group AG	8,422	54,877
Belgium 1.7%		9,137,821
Ackermans & van Haaren NV	5,466	919,525
AGFA-Gevaert NV (A)	32,206	36,025
Atenor	5,240	34,940
Azelis Group NV	5,859	120,713
Barco NV	16,205	288,871
Bekaert SA	9,190	455,724
bpost SA	25,672	96,295
Cie d’Entreprises CFE	2,358	18,979
Colruyt Group N.V	13,902	667,792
Deceuninck NV	22,742	55,259
7	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Belgium (continued)
Deme Group NV	1,916	$265,826
Econocom Group SA/NV	22,355	49,472
Euronav NV	64,024	1,132,274
EVS Broadcast Equipment SA	4,231	153,541
Fagron	17,696	344,349
Galapagos NV (A)	10,447	367,992
Gimv NV	5,273	252,713
Greenyard NV	986	5,696
Immobel SA (B)	1,341	34,331
Ion Beam Applications	4,516	45,626
Jensen-Group NV	1,485	54,028
Kinepolis Group NV	3,114	146,029
Lotus Bakeries NV	101	950,426
Melexis NV	4,694	395,196
Ontex Group NV (A)(B)	16,650	133,505
Orange Belgium SA (A)	4,464	63,383
Proximus SADP	34,603	289,660
Recticel SA (B)	11,088	138,549
Sipef NV	1,695	93,601
Solvay SA	14,539	370,708
Tessenderlo Group SA	6,238	166,526
Umicore SA	18,881	395,130
Van de Velde NV	2,367	84,789
VGP NV	2,286	251,424
Viohalco SA	18,237	120,204
What’s Cooking BV	191	15,074
X-Fab Silicon Foundries SE (A)(D)	15,832	123,646
Bermuda 0.2%		1,135,632
Hiscox, Ltd.	78,654	1,126,112
Northern Ocean, Ltd. (A)	11,312	9,520
Cambodia 0.0%		160,772
NagaCorp, Ltd. (A)	352,534	160,772
Canada 10.5%		57,905,986
5N Plus, Inc. (A)	23,389	75,829
Acadian Timber Corp.	3,534	43,877
ADF Group, Inc.	4,486	34,145
Advantage Energy, Ltd. (A)(B)	43,806	324,070
Aecon Group, Inc.	19,301	202,375
Africa Oil Corp.	25,325	39,000
Ag Growth International, Inc.	4,425	184,447
AGF Management, Ltd., Class B	17,693	105,990
Aimia, Inc. (A)(B)	22,533	50,474
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	8

	Shares	Value
Canada (continued)
Alamos Gold, Inc., Class A	60,245	$710,697
Alaris Equity Partners Income (B)	6,113	73,015
Algoma Central Corp.	5,552	60,914
Altius Minerals Corp.	11,308	148,313
Altus Group, Ltd.	10,836	399,938
Amerigo Resources, Ltd. (B)	40,400	39,889
Andlauer Healthcare Group, Inc.	4,695	139,416
Andrew Peller, Ltd., Class A (B)	11,193	32,990
Aritzia, Inc. (A)	22,038	582,798
Ascot Resources, Ltd. (A)(B)	44,475	18,352
Atco, Ltd., Class I	18,088	495,399
Athabasca Oil Corp. (A)	150,957	547,256
ATS Corp. (A)	20,791	783,445
Aurora Cannabis, Inc. (A)	1,116	3,512
AutoCanada, Inc. (A)(B)	6,682	105,413
B2Gold Corp.	322,744	777,639
Badger Infrastructure Solutions, Ltd.	11,458	393,092
Ballard Power Systems, Inc. (A)(B)	48,471	153,576
Bausch Health Companies, Inc. (A)	59,355	558,496
Bausch Health Companies, Inc. (New York Stock Exchange) (A)	5,285	49,626
Baytex Energy Corp. (B)	47,136	150,388
Birch Mountain Resources, Ltd. (A)(C)	11,200	1
Birchcliff Energy, Ltd. (B)	69,493	276,508
Bird Construction, Inc.	15,285	191,914
Black Diamond Group, Ltd.	14,617	103,503
BlackBerry, Ltd. (A)(B)	75,502	211,404
BMTC Group, Inc.	4,096	39,537
Bombardier, Inc., Class A (A)(B)	816	29,552
Bombardier, Inc., Class B (A)	21,173	766,949
Bonterra Energy Corp. (A)	1,314	4,822
Boralex, Inc., Class A	21,896	481,272
Boyd Group Services, Inc.	5,639	1,323,419
Bridgemarq Real Estate Services (B)	2,800	28,987
Brookfield Infrastructure Corp., Class A	4,884	162,050
Calian Group, Ltd.	3,239	141,145
Calibre Mining Corp. (A)	9,615	10,981
Canaccord Genuity Group, Inc. (B)	26,036	154,434
Canacol Energy, Ltd. (B)	7,454	28,615
Canada Goose Holdings, Inc. (A)(B)	12,494	170,220
Canadian Western Bank	29,399	627,990
Canfor Corp. (A)	15,627	190,336
Capital Power Corp.	28,743	812,212
Capstone Copper Corp. (A)(B)	171,933	902,010
Cardinal Energy, Ltd. (B)	32,763	159,814
9	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Canada (continued)
Cargojet, Inc.	540	$44,059
Cascades, Inc.	22,215	172,200
Celestica, Inc. (A)	34,767	1,477,626
Celestica, Inc. (New York Stock Exchange) (A)	2,400	102,072
Centerra Gold, Inc.	49,616	248,967
CES Energy Solutions Corp.	82,664	260,086
China Gold International Resources Corp., Ltd. (B)	90,882	430,587
CI Financial Corp.	39,371	490,850
Cogeco Communications, Inc.	3,530	155,334
Cogeco, Inc.	1,492	63,136
Colliers International Group, Inc.	4,921	572,651
Computer Modelling Group, Ltd. (B)	26,233	195,228
Conifex Timber, Inc. (A)	4,700	2,320
Converge Technology Solutions Corp.	2,945	11,024
Corby Spirit and Wine, Ltd. (B)	3,644	35,174
Corus Entertainment, Inc., B Shares	57,507	30,085
Crescent Point Energy Corp.	134,796	982,303
Crescent Point Energy Corp. (New York Stock Exchange)	20,800	151,840
Crew Energy, Inc. (A)	22,300	73,613
Cronos Group, Inc. (A)(B)	31,132	64,755
Definity Financial Corp.	9,708	328,262
Denison Mines Corp. (A)	213,378	383,629
Dexterra Group, Inc.	10,134	43,459
Doman Building Materials Group, Ltd.	22,255	132,990
Dorel Industries, Inc., Class B (A)	8,944	39,542
DREAM Unlimited Corp., Class A (B)	7,615	115,475
Dundee Precious Metals, Inc.	50,333	340,461
Dye & Durham, Ltd.	4,330	42,019
Dynacor Group, Inc.	9,900	29,398
ECN Capital Corp.	5,216	10,723
E-L Financial Corp., Ltd.	574	435,634
Eldorado Gold Corp. (A)	58,359	606,746
Endeavour Silver Corp. (A)(B)	36,791	53,134
Endeavour Silver Corp. (New York Stock Exchange) (A)	1,400	2,058
Enerflex, Ltd. (B)	26,535	154,461
Enerplus Corp.	49,148	870,950
Enghouse Systems, Ltd.	12,578	328,827
Ensign Energy Services, Inc. (A)(B)	38,538	59,348
EQB, Inc.	8,012	508,768
Equinox Gold Corp. (A)	76,791	312,336
ERO Copper Corp. (A)	15,656	266,711
Evertz Technologies, Ltd.	7,017	72,127
Exchange Income Corp.	5,291	188,927
Exco Technologies, Ltd.	7,690	41,591
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	10

	Shares	Value
Canada (continued)
Extendicare, Inc.	20,060	$99,919
Fiera Capital Corp. (B)	22,079	134,704
Finning International, Inc.	38,284	1,003,680
Firm Capital Mortgage Investment Corp.	7,600	64,904
First Majestic Silver Corp. (B)	70,199	316,042
First Majestic Silver Corp. (New York Stock Exchange) (B)	3,855	17,309
First Mining Gold Corp. (A)(B)	127,000	9,358
First National Financial Corp.	4,698	139,194
Fission Uranium Corp. (A)	139,747	105,030
Fortuna Silver Mines, Inc. (A)	77,243	210,019
Fraser Papers Holdings, Inc. (A)(C)	4,800	0
Freehold Royalties, Ltd. (B)	28,309	287,022
Frontera Energy Corp. (A)	12,044	69,931
Galiano Gold, Inc. (A)	31,531	29,971
Gamehost, Inc.	6,100	42,700
GDI Integrated Facility Services, Inc. (A)	3,700	100,601
Gear Energy, Ltd. (B)	35,000	16,763
Gibson Energy, Inc.	39,059	646,115
goeasy, Ltd.	3,130	383,976
GoGold Resources, Inc. (A)(B)	53,900	39,318
GoldMining, Inc. (A)(B)	22,500	17,739
GoldMoney, Inc. (A)	3,599	20,234
Gran Tierra Energy, Inc. (A)(B)	13,113	70,051
Guardian Capital Group, Ltd., Class A	5,100	194,357
Haivision Systems, Inc. (A)	3,200	11,530
Hammond Manufacturing Company, Ltd., Class A	1,100	10,739
Hanfeng Evergreen, Inc. (A)(C)	3,700	6
Headwater Exploration, Inc.	60,968	306,828
Heroux-Devtek, Inc. (A)	7,892	106,998
High Liner Foods, Inc. (B)	6,893	65,215
HLS Therapeutics, Inc.	2,600	8,008
Hudbay Minerals, Inc.	87,503	515,160
IAMGOLD Corp. (A)	116,414	303,655
Imperial Metals Corp. (A)(B)	22,308	35,751
Information Services Corp.	4,400	73,822
Innergex Renewable Energy, Inc.	39,841	248,061
InPlay Oil Corp. (B)	8,571	14,715
Interfor Corp. (A)	13,729	205,255
International Petroleum Corp. (A)(B)	1,489	15,678
International Petroleum Corp. (Nasdaq Stockholm Exchange) (A)	25,984	272,903
Jamieson Wellness, Inc. (D)	12,763	290,498
Journey Energy, Inc. (A)(B)	6,200	16,994
K92 Mining, Inc. (A)(B)	12,008	49,637
KAB Distribution, Inc. (A)(C)	18,405	0
11	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Canada (continued)
Karora Resources, Inc. (A)(B)	39,895	$120,230
K-Bro Linen, Inc.	3,186	79,817
Kelt Exploration, Ltd. (A)	43,100	185,783
Kinaxis, Inc. (A)	626	64,890
Knight Therapeutics, Inc. (A)	22,318	89,459
KP Tissue, Inc.	5,100	31,002
Labrador Iron Ore Royalty Corp.	16,867	375,955
Largo, Inc. (A)(B)	6,650	11,956
Lassonde Industries, Inc., Class A	1,100	125,453
Laurentian Bank of Canada	11,781	228,997
Leon’s Furniture, Ltd.	6,254	102,809
Lightspeed Commerce, Inc. (A)	33,360	468,267
Lightstream Resources, Ltd. (A)(C)	75,972	0
Linamar Corp.	10,516	514,661
Logan Energy Corp. (A)	7,882	4,820
Lucara Diamond Corp. (A)	124,430	30,714
Lundin Gold, Inc.	24,400	284,246
MAG Silver Corp. (A)	1,117	9,300
Magellan Aerospace Corp.	8,083	47,647
Mainstreet Equity Corp.	1,407	178,059
Major Drilling Group International, Inc. (A)	21,136	121,943
Mandalay Resources Corp. (A)	8,000	8,842
Manitok Energy, Inc. (A)(C)	167	0
Maple Leaf Foods, Inc.	19,985	340,017
Martinrea International, Inc.	17,232	176,491
Mattr Corp. (A)	18,609	207,186
MDA, Ltd. (A)	2,995	32,352
Medical Facilities Corp.	9,330	67,578
MEG Energy Corp. (A)	36,192	774,695
Melcor Developments, Ltd.	4,800	40,815
Methanex Corp.	15,437	690,437
Morguard Corp.	1,278	105,694
MTY Food Group, Inc.	5,515	205,215
Mullen Group, Ltd.	21,970	242,825
Neo Performance Materials, Inc. (B)	3,800	19,852
New Gold, Inc. (A)	194,483	237,882
NFI Group, Inc. (A)	10,378	92,681
North American Construction Group, Ltd.	8,137	203,732
Northland Power, Inc.	568	9,626
Nuvei Corp. (D)	9,154	242,348
NuVista Energy, Ltd. (A)	38,105	326,819
Obsidian Energy, Ltd. (A)	2,964	21,010
Obsidian Energy, Ltd. (NYSE American Exchange) (A)	2,500	17,775
Onex Corp.	5,957	443,631
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	12

	Shares	Value
Canada (continued)
Orbite Technologies, Inc. (A)(C)	105,500	$0
Organigram Holdings, Inc. (A)(B)	8,800	18,026
Organigram Holdings, Inc. (Nasdaq Exchange) (A)(B)	5,900	12,213
Orla Mining, Ltd. (A)(B)	24,669	81,251
Orla Mining, Ltd. (NYSE American Exchange) (A)(B)	11,612	38,087
Osisko Gold Royalties, Ltd.	42,565	621,625
Osisko Mining, Inc. (A)	62,228	113,713
Paramount Resources, Ltd., Class A (B)	19,405	425,662
Parex Resources, Inc.	25,904	418,007
Park Lawn Corp.	9,127	128,046
Parkland Corp.	39,647	1,268,155
Pason Systems, Inc.	25,355	258,566
Peyto Exploration & Development Corp. (B)	54,568	566,528
PHX Energy Services Corp.	11,019	73,235
Pine Cliff Energy, Ltd. (B)	23,500	19,567
Pizza Pizza Royalty Corp.	7,276	76,666
Polaris Renewable Energy, Inc.	5,843	50,588
Pollard Banknote, Ltd.	3,690	96,359
PrairieSky Royalty, Ltd.	59,494	1,062,182
Precision Drilling Corp. (A)	3,654	217,062
Premium Brands Holdings Corp.	11,007	727,744
Propel Holdings, Inc.	1,768	23,827
Quarterhill, Inc. (B)	40,708	51,292
Questerre Energy Corp., Class A (A)	41,900	7,564
Real Matters, Inc. (A)	18,312	81,633
Richelieu Hardware, Ltd.	12,354	397,251
Rogers Sugar, Inc.	27,811	106,355
Roots Corp. (A)(B)	3,881	6,749
Russel Metals, Inc.	18,286	599,181
Sandstorm Gold, Ltd.	14,500	61,007
Savaria Corp. (B)	15,677	191,984
Seabridge Gold, Inc. (A)	13,251	150,168
Secure Energy Services, Inc.	90,776	761,846
Sienna Senior Living, Inc.	19,181	187,973
SilverCrest Metals, Inc. (A)	13,258	67,113
Sleep Country Canada Holdings, Inc. (D)	9,309	196,517
SNC-Lavalin Group, Inc.	44,323	1,498,063
Spartan Delta Corp. (B)	3,941	9,321
Spin Master Corp. (D)	8,854	210,789
Sprott, Inc.	6,799	251,340
Stelco Holdings, Inc. (B)	7,762	230,775
Stella-Jones, Inc.	17,916	1,007,251
Strathcona Resources, Ltd. (A)(B)	856	14,898
Superior Plus Corp. (B)	53,057	373,352
13	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Canada (continued)
Supremex, Inc. (B)	4,000	$11,229
Surge Energy, Inc.	3,600	18,038
Taiga Building Products, Ltd.	5,000	11,642
Tamarack Valley Energy, Ltd. (B)	99,174	245,533
Taseko Mines, Ltd. (A)	83,151	130,503
TELUS Corp.	10,846	189,165
TerraVest Industries, Inc.	1,900	78,036
The North West Company, Inc.	15,130	449,390
Tidewater Midstream and Infrastructure, Ltd. (B)	82,265	50,311
Tilray Brands, Inc. (A)	320	554
Timbercreek Financial Corp. (B)	24,474	138,136
Topaz Energy Corp.	8,126	119,990
Torex Gold Resources, Inc. (A)	23,138	242,095
Total Energy Services, Inc.	11,406	79,842
Touchstone Exploration, Inc. (A)(B)	10,000	6,558
TransAlta Corp.	64,956	445,596
Transcontinental, Inc., Class A	19,292	203,844
Trican Well Service, Ltd.	65,626	201,160
Tricon Residential, Inc.	70,437	783,181
Triple Flag Precious Metals Corp.	8,780	111,339
Trisura Group, Ltd. (A)	9,193	296,352
Vecima Networks, Inc.	1,797	23,172
Vermilion Energy, Inc.	40,324	448,061
VersaBank	3,000	35,479
Victoria Gold Corp. (A)	4,906	19,195
Vitalhub Corp. (A)	5,800	24,616
Wajax Corp.	6,547	164,453
Wall Financial Corp. (A)	1,600	23,626
Well Health Technologies Corp. (A)	5,173	15,590
Wesdome Gold Mines, Ltd. (A)	43,261	288,481
Western Copper & Gold Corp. (A)	35,700	45,771
Western Forest Products, Inc. (B)	86,142	39,353
Westshore Terminals Investment Corp.	8,404	157,411
Whitecap Resources, Inc. (B)	88,763	616,105
Winpak, Ltd.	7,636	226,692
Yellow Pages, Ltd. (B)	2,380	17,887
Zenith Capital Corp. (A)	5,300	636
Chile 0.0%		8,300
Marimaca Copper Corp. (A)	3,200	8,300
China 0.0%		66,337
AustAsia Group, Ltd. (A)	17,524	2,868
Bund Center Investment, Ltd.	55,500	16,286
Fosun Tourism Group (A)(B)(D)	36,000	19,928
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	14

	Shares	Value
China (continued)
KRP Development Holdings, Ltd.	45,000	$4,782
Xingye Alloy Materials Group, Ltd. (A)	176,000	22,473
Cyprus 0.0%		40,600
Atalaya Mining PLC	8,707	36,015
SD Standard ETC PLC (A)	28,377	4,585
Denmark 2.7%		15,007,125
ALK-Abello A/S (A)(B)	37,407	697,882
Alm Brand A/S	232,683	438,954
Ambu A/S, Class B (A)	26,990	472,256
Bang & Olufsen A/S (A)(B)	32,663	45,098
Bavarian Nordic A/S (A)(B)	20,870	473,203
Better Collective A/S (A)(B)	8,719	248,736
CBrain A/S	2,162	107,842
Chemometec A/S (B)	4,075	290,104
Columbus A/S	26,124	26,653
D/S Norden A/S	6,126	275,337
Dfds A/S	9,145	276,171
FLSmidth & Company A/S (B)	13,263	632,547
Fluegger Group A/S	225	11,293
GN Store Nord A/S (A)	22,821	534,170
H Lundbeck A/S	71,369	345,526
H Lundbeck A/S, A Shares	2,286	9,920
H+H International A/S, Class B (A)	4,376	44,447
Harboes Bryggeri A/S, Class B (A)	1,452	14,194
ISS A/S	39,474	709,848
Jeudan A/S	3,010	93,228
Jyske Bank A/S (B)	12,060	976,310
Matas A/S	11,335	194,381
MT Hoejgaard Holding A/S (A)	339	8,068
Netcompany Group A/S (A)(B)(D)	9,519	408,032
Nilfisk Holding A/S (A)	3,077	57,363
NKT A/S (A)	14,773	1,111,742
NNIT A/S (A)(D)	3,555	53,253
North Media AS	2,487	25,093
NTG Nordic Transport Group A/S (A)(B)	1,517	61,640
Parken Sport & Entertainment A/S	1,870	33,222
Per Aarsleff Holding A/S	5,013	238,783
Ringkjoebing Landbobank A/S	7,000	1,201,129
ROCKWOOL A/S, A Shares	85	26,950
ROCKWOOL A/S, B Shares	597	191,070
Royal Unibrew A/S (B)	12,742	827,626
RTX A/S (A)(B)	2,997	41,749
Scandinavian Tobacco Group A/S (D)	14,322	263,153
15	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Denmark (continued)
Schouw & Company A/S	3,259	$279,286
Solar A/S, B Shares	1,512	82,620
SP Group A/S	1,662	45,046
Spar Nord Bank A/S	17,890	315,133
Sparekassen Sjaelland-Fyn A/S	3,904	123,754
Sydbank A/S	14,528	779,971
TCM Group A/S (A)	1,441	10,451
Tivoli A/S	691	71,695
Topdanmark A/S	10,983	494,092
UIE PLC	5,980	182,067
Vestjysk Bank A/S	25,591	18,114
Zealand Pharma A/S (A)	11,790	1,137,923
Faeroe Islands 0.0%		34,152
BankNordik P/F	1,415	34,152
Finland 2.0%		10,912,188
Aktia Bank OYJ	12,174	120,837
Alma Media OYJ	11,325	118,830
Anora Group OYJ	2,753	14,611
Apetit OYJ	1,524	21,507
Aspo OYJ	5,505	34,736
Atria OYJ	4,132	41,927
Bittium OYJ (B)	10,462	54,204
Cargotec OYJ, B Shares	8,320	562,897
Citycon OYJ (A)	17,125	72,924
Digia OYJ	7,562	44,014
Elisa OYJ	1,812	81,609
Enento Group OYJ (A)(D)	4,457	83,174
EQ OYJ	1,165	18,067
Finnair OYJ (A)	2,983,318	99,415
Fiskars OYJ ABP	8,142	143,522
F-Secure OYJ	23,828	45,505
Gofore OYJ	789	19,350
Harvia OYJ	3,999	143,920
Huhtamaki OYJ	21,895	859,664
Ilkka OYJ	9,901	34,350
Incap OYJ (A)(B)	2,230	22,015
Kamux Corp.	8,572	49,211
Kemira OYJ	23,566	424,559
Kojamo OYJ	28,367	314,580
Konecranes OYJ	15,735	810,829
Lassila & Tikanoja OYJ	5,954	59,112
Marimekko OYJ	7,820	99,886
Metsa Board OYJ, A Shares	1,067	9,525
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	16

	Shares	Value
Finland (continued)
Metsa Board OYJ, B Shares	35,043	$263,478
Nokian Renkaat OYJ	24,622	224,865
Olvi OYJ, A Shares	3,242	108,147
Oma Saastopankki OYJ	1,470	34,569
Oriola OYJ, A Shares	8,342	10,339
Oriola OYJ, B Shares	18,342	21,990
Orion OYJ, Class A	8,076	316,918
Orion OYJ, Class B	17,165	674,855
Outokumpu OYJ	81,102	359,243
Pihlajalinna OYJ (A)	2,615	22,463
Ponsse OYJ	2,617	66,241
Puuilo OYJ	1,767	18,141
QT Group OYJ (A)	3,412	288,640
Raisio OYJ, V Shares	30,168	62,893
Rapala VMC OYJ	5,592	17,218
Revenio Group OYJ	4,728	132,473
Sanoma OYJ	20,158	144,920
Taaleri OYJ	2,201	23,663
Talenom OYJ (B)	1,935	11,031
Teleste OYJ (A)	3,860	11,483
Terveystalo OYJ (D)	20,703	162,553
TietoEVRY OYJ	23,519	549,002
Tokmanni Group Corp.	13,828	234,032
Vaisala OYJ, A Shares	4,721	189,235
Valmet OYJ	34,522	904,913
Verkkokauppa.com OYJ (A)(B)	6,156	15,533
Wartsila OYJ ABP	100,106	1,549,721
WithSecure OYJ (A)(B)	33,411	38,201
YIT OYJ	29,148	50,648
France 4.7%		26,062,711
ABC arbitrage	2,890	11,245
AKWEL SADIR	2,819	43,558
ALD SA (D)	23,482	143,993
Altamir	5,040	131,739
Alten SA	7,824	1,149,332
Arkema SA	4,142	429,327
Assystem SA	2,021	117,112
Atos SE (A)(B)	8,172	20,327
Aubay	920	40,942
Axway Software SA	2,311	64,934
Bastide le Confort Medical (A)	1,264	25,125
Beneteau SACA	9,073	121,514
Boiron SA	1,579	60,694
17	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
France (continued)
Bonduelle SCA	4,122	$44,108
Bourbon Corp. (A)(C)	1,464	0
Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	121	6,866
Catana Group (A)	5,106	29,299
CBo Territoria	8,257	32,129
Cegedim SA (A)	1,780	30,810
CGG SA (A)	171,386	72,717
Chargeurs SA	4,650	60,041
Cie des Alpes	4,910	70,225
Cie Plastic Omnium SE	13,772	164,440
Clariane SE (B)	20,080	43,090
Coface SA	27,153	389,824
Derichebourg SA	27,555	125,273
Ekinops SAS (A)	3,234	13,984
Electricite de Strasbourg SA	351	43,479
Elior Group SA (A)(D)	27,235	67,752
Elis SA	54,077	1,235,204
Equasens	1,219	61,891
Eramet SA	2,149	145,352
Etablissements Maurel et Prom SA	21,880	118,554
Eurazeo SE	11,557	977,729
Eutelsat Communications SACA (A)(B)	33,918	126,127
Exclusive Networks SA (A)	3,871	74,310
Exel Industries, A Shares	466	28,821
Fnac Darty SA	3,049	90,629
Foraco International SA (A)	20,584	39,738
Forvia SE	41,507	592,111
Gaumont SA (A)	489	51,605
Gaztransport Et Technigaz SA	8,381	1,295,648
GEA	126	12,800
GL Events SACA	2,052	48,349
Groupe Crit SA	1,108	86,184
Guerbet	1,938	62,903
Haulotte Group SA (A)	3,951	10,729
ID Logistics Group SACA (A)	849	301,849
Imerys SA	8,463	267,889
Infotel SA	1,413	66,890
Interparfums SA	1,017	56,726
IPSOS SA	14,505	1,011,955
Jacquet Metals SACA	3,305	66,044
JCDecaux SE (A)	16,324	337,183
Kaufman & Broad SA	3,623	108,504
La Francaise De L’energie SACA (A)	411	17,914
La Francaise des Jeux SAEM (D)	11,958	501,067
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	18

	Shares	Value
France (continued)
Laurent-Perrier	1,118	$148,595
Lectra	1,683	55,947
Linedata Services	308	23,163
LISI SA	4,015	102,941
LNA Sante SA	2,041	49,140
Lumibird (A)	2,952	44,668
Maisons du Monde SA (D)	7,255	33,562
Manitou BF SA	2,473	59,096
Mersen SA	5,599	212,624
Metropole Television SA	6,157	83,880
Nacon SA (A)	3,217	4,700
Neoen SA (D)	9,289	232,788
Nexans SA	7,583	781,538
Nexity SA	10,925	125,354
NRJ Group	6,595	53,890
Oeneo SA	2,485	29,283
Pierre Et Vacances SA (A)	26,760	34,869
Prodways Group SA (A)	86	90
Quadient SA	8,678	182,995
Rexel SA	43,054	1,105,247
Robertet SA	33	28,000
Rubis SCA	25,968	682,945
Samse SA	285	59,617
Savencia SA	1,501	86,303
SCOR SE	40,378	1,232,113
SEB SA	5,261	623,471
Seche Environnement SACA	598	77,565
SMCP SA (A)(D)	9,812	27,339
Societe BIC SA	7,307	527,936
Societe LDC SADIR	493	70,341
Societe pour l’Informatique Industrielle	2,047	155,104
SOITEC (A)	4,138	605,827
Sopra Steria Group SACA	4,177	1,071,044
SPIE SA	36,480	1,215,115
Stef SA	1,067	139,184
Synergie SE	3,038	105,095
Technip Energies NV	35,184	765,156
Television Francaise 1 SA	12,835	117,552
Thermador Groupe	1,782	156,813
Tikehau Capital SCA (B)	7,030	158,034
Trigano SA	2,442	395,620
Ubisoft Entertainment SA (A)	23,219	532,978
Valeo SE	54,172	625,149
Vallourec SACA (A)	38,555	584,916
19	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
France (continued)
Vantiva SA (A)(B)	63,521	$9,614
Verallia SA (D)	18,813	695,952
Vetoquinol SA	317	34,530
Vicat SACA	5,979	228,917
VIEL & Cie SA	6,888	62,710
Virbac SACA	411	147,461
Voltalia SA (A)	2,523	19,435
Vranken-Pommery Monopole SA	923	15,164
Wavestone	1,532	92,757
Gabon 0.0%		40,402
Totalenergies EP Gabon	243	40,402
Georgia 0.1%		358,028
Georgia Capital PLC (A)	5,972	92,504
TBC Bank Group PLC	7,106	265,524
Germany 5.5%		30,270,369
1&1 AG	10,633	196,646
7C Solarparken AG	13,672	46,782
Adesso SE (B)	836	103,757
Adtran Networks SE (A)	1,275	27,561
AIXTRON SE	1,710	47,575
All for One Group SE	784	46,374
Allgeier SE	2,876	54,216
Amadeus Fire AG	1,613	190,032
Atoss Software AG	1,254	324,913
Aurubis AG	8,535	541,194
Auto1 Group SE (A)(D)	18,155	68,102
Basler AG	3,699	45,046
BayWa AG	4,453	137,729
Bechtle AG	24,471	1,262,577
Bertrandt AG	1,919	87,459
Bijou Brigitte AG	1,210	51,444
Bilfinger SE	9,129	420,695
Borussia Dortmund GmbH & Company KGaA (A)(B)	26,247	96,215
BRANICKS Group AG (B)	14,590	19,626
CANCOM SE (B)	11,193	330,453
CECONOMY AG (A)	43,742	94,603
CENIT AG	2,412	34,140
Cewe Stiftung & Company KGAA	1,593	175,768
CompuGroup Medical SE & Company KGaA	7,404	235,220
CropEnergies AG	9,416	117,237
CTS Eventim AG & Company KGaA	14,749	1,161,501
Data Modul AG	635	27,008
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	20

	Shares	Value
Germany (continued)
Dermapharm Holding SE	4,930	$196,368
Deutsche Beteiligungs AG	4,612	126,172
Deutsche Pfandbriefbank AG (B)(D)	38,351	159,768
Deutz AG	29,998	186,651
Dr. Hoenle AG (A)(B)	1,598	31,185
Draegerwerk AG & Company KGaA	915	40,835
Duerr AG	14,376	318,108
DWS Group GmbH & Company KGaA (D)	5,589	229,106
Eckert & Ziegler Strahlen- und Medizintechnik AG	4,205	192,867
Elmos Semiconductor SE	1,618	128,346
ElringKlinger AG (B)	9,007	50,610
Encavis AG (A)	33,373	398,873
Energiekontor AG	1,970	142,457
Evotec SE (A)	8,983	132,503
Fielmann Group AG	7,191	340,641
flatexDEGIRO AG (A)	12,744	133,435
FORTEC Elektronik AG	601	15,147
Fraport AG Frankfurt Airport Services Worldwide (A)	10,028	558,095
Freenet AG	35,635	960,720
Friedrich Vorwerk Group SE	722	11,955
FUCHS SE	8,183	285,443
GEA Group AG	31,503	1,270,722
Gerresheimer AG	10,784	1,264,418
Gesco SE	3,651	67,847
GFT Technologies SE	6,077	212,010
GRENKE AG	2,025	49,696
H&R GmbH & Company KGaA	6,074	32,821
Hamburger Hafen und Logistik AG (A)	9,289	164,800
Hawesko Holding SE	828	26,777
Heidelberger Druckmaschinen AG (A)	82,182	90,916
HelloFresh SE (A)(B)	38,315	531,866
Hensoldt AG	10,475	381,669
HOCHTIEF AG	5,835	692,267
Hornbach Holding AG & Company KGaA	2,589	193,126
HUGO BOSS AG	15,276	1,040,154
Indus Holding AG	6,635	162,928
Init Innovation in Traffic Systems SE	2,239	71,424
Instone Real Estate Group SE (D)	11,939	101,290
IVU Traffic Technologies AG	1,803	25,767
Jenoptik AG	14,234	450,347
JOST Werke SE (D)	3,523	184,215
K+S AG	45,391	633,626
KION Group AG	12,676	640,468
Knaus Tabbert AG (B)	893	40,153
21	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Germany (continued)
Koenig & Bauer AG (A)	4,359	$49,475
Krones AG	3,928	485,659
KSB SE & Company KGaA	73	51,305
KWS Saat SE & Company KGaA (B)	2,984	149,875
LANXESS AG	22,897	578,732
LEG Immobilien SE (A)	14,934	1,100,031
Leifheit AG	2,841	44,203
Mediclin AG (A)	8,179	22,985
Medios AG (A)	1,742	27,512
METRO AG (B)	34,188	190,829
MLP SE	22,937	132,288
Mutares SE & Company KGaA	876	33,184
Nagarro SE (A)	2,361	210,169
New Work SE	869	58,998
Nexus AG	460	29,226
Norma Group SE	9,011	136,664
OHB SE	2,007	93,788
PATRIZIA SE (B)	12,544	100,343
Pfeiffer Vacuum Technology AG	269	45,553
PNE AG (B)	5,144	74,814
ProSiebenSat.1 Media SE	40,871	268,178
PSI Software SE (B)	1,684	37,605
PVA TePla AG (A)	5,294	129,127
PWO AG	386	12,266
q.beyond AG (A)	10,199	7,203
R Stahl AG (A)	823	18,677
Rational AG	127	104,506
SAF-Holland SE	11,092	210,344
Salzgitter AG	8,146	209,025
Scout24 SE (D)	852	61,953
Secunet Security Networks AG	413	67,493
SGL Carbon SE (A)(B)	17,099	112,241
Siltronic AG (B)	4,840	452,760
Sirius Real Estate, Ltd.	337,095	368,878
Sixt SE (B)	3,676	344,985
SMA Solar Technology AG (A)(B)	3,759	224,101
Stabilus SE	8,285	546,670
Stemmer Imaging AG	270	8,553
STRATEC SE (B)	1,576	71,564
Stroeer SE & Company KGaA	9,415	527,369
Suedzucker AG	16,417	232,211
SUESS MicroTec SE	6,541	271,792
Surteco Group SE	2,163	33,612
Synlab AG	2,086	28,052
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	22

	Shares	Value
Germany (continued)
TAG Immobilien AG (A)	48,511	$593,078
Takkt AG	7,217	106,138
TeamViewer SE (A)(D)	35,026	554,087
Technotrans SE	2,893	56,187
thyssenkrupp AG	135,595	693,431
TUI AG (A)	4,460	31,176
United Internet AG	10,238	247,896
USU Software AG	468	7,813
Verbio SE	5,645	115,254
Vivoryon Therapeutics NV (A)	1,006	9,269
Vossloh AG	2,886	127,822
Wacker Chemie AG (B)	2,715	296,966
Wacker Neuson SE	8,576	154,402
Washtec AG (B)	4,217	165,877
Westwing Group SE (A)	3,087	26,311
Wuestenrot & Wuerttembergische AG	8,066	117,089
Zeal Network SE	2,792	90,310
Greece 0.0%		99,043
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (A)(C)	1,810	36
Okeanis Eco Tankers Corp. (A)(D)	3,343	99,007
TT Hellenic Postbank SA (A)(C)	20,725	0
Greenland 0.0%		30,606
GronlandsBANKEN A/S	313	30,606
Hong Kong 1.8%		9,946,224
3D-Gold Jewellery Holdings, Ltd. (A)(C)	310,000	0
Aeon Credit Service Asia Company, Ltd.	60,000	41,800
Allied Group, Ltd.	360,000	73,707
Analogue Holdings, Ltd.	44,000	5,836
APAC Resources, Ltd.	242,182	30,656
Asia Financial Holdings, Ltd.	94,000	39,562
Asia Standard International Group, Ltd. (A)	236,000	11,989
ASMPT, Ltd.	67,600	829,082
Associated International Hotels, Ltd.	26,000	19,006
BOCOM International Holdings Company, Ltd. (A)	346,000	13,466
Bright Smart Securities & Commodities Group, Ltd.	132,000	26,604
Brightoil Petroleum Holdings, Ltd. (A)(C)	563,000	0
Build King Holdings, Ltd.	150,000	20,474
Burwill Holdings, Ltd. (A)(C)	1,216,000	0
Cafe de Coral Holdings, Ltd.	78,000	82,470
Century City International Holdings, Ltd. (A)	452,000	14,106
Chevalier International Holdings, Ltd.	45,524	26,740
China Best Group Holding, Ltd. (A)	294,000	5,262
23	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
China Energy Development Holdings, Ltd. (A)	2,938,000	$31,126
China Motor Bus Company, Ltd.	6,400	45,909
China Solar Energy Holdings, Ltd. (A)(C)	127,000	0
China Star Entertainment, Ltd. (A)	488,000	49,480
Chinese Estates Holdings, Ltd. (A)	183,500	25,211
Chinney Investments, Ltd.	36,000	4,084
Chow Sang Sang Holdings International, Ltd.	107,000	131,348
Chuang’s China Investments, Ltd. (A)	90,000	1,612
Chuang’s Consortium International, Ltd. (A)	340,021	18,450
CITIC Telecom International Holdings, Ltd.	382,000	145,380
C-MER Eye Care Holdings, Ltd. (A)	114,000	44,370
Convoy Global Holdings, Ltd. (A)(C)	630,000	0
Cowell e Holdings, Inc. (A)	48,000	112,022
Crystal International Group, Ltd. (D)	51,500	18,671
CSC Holdings, Ltd. (A)	4,597,500	16,485
CSI Properties, Ltd.	1,976,333	26,397
Dah Sing Banking Group, Ltd.	137,648	87,009
Dah Sing Financial Holdings, Ltd.	46,744	97,616
DFI Retail Group Holdings, Ltd.	8,200	17,328
Dickson Concepts International, Ltd.	63,500	37,882
DMX Technologies Group, Ltd. (A)(C)	34,000	0
Dynamic Holdings, Ltd.	44,000	47,306
Eagle Nice International Holdings, Ltd.	46,000	25,987
EC Healthcare	82,000	15,754
EcoGreen International Group, Ltd. (A)(C)	76,000	16,599
EganaGoldpfeil Holdings, Ltd. (A)(C)	131,750	0
Emperor International Holdings, Ltd.	508,250	25,542
Emperor Watch & Jewellery, Ltd.	1,270,000	31,164
ENM Holdings, Ltd. (A)	368,000	12,891
Esprit Holdings, Ltd. (A)	525,375	16,752
Fairwood Holdings, Ltd.	30,500	34,183
Far East Consortium International, Ltd.	400,275	58,301
First Pacific Company, Ltd.	532,000	214,327
Fountain SET Holdings, Ltd. (A)	188,000	9,369
FSE Lifestyle Services, Ltd.	13,000	9,474
Genting Hong Kong, Ltd. (A)(C)	550,000	1
Giordano International, Ltd.	259,708	67,005
Glorious Sun Enterprises, Ltd.	146,000	15,515
Golden Resources Development International, Ltd.	298,000	16,123
Gold-Finance Holdings, Ltd. (A)(C)	214,000	0
Good Resources Holdings, Ltd. (A)(C)	270,000	807
GR Life Style Company, Ltd. (A)	184,000	7,199
Great Eagle Holdings, Ltd.	55,874	80,477
G-Resources Group, Ltd.	114,080	31,361
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	24

	Shares	Value
Hong Kong (continued)
Guotai Junan International Holdings, Ltd.	744,600	$52,195
Hang Lung Group, Ltd.	179,000	208,129
Hanison Construction Holdings, Ltd.	143,631	12,243
Hao Tian International Construction Investment Group, Ltd. (A)(B)	136,000	15,535
Harbour Centre Development, Ltd. (A)	37,500	27,867
HKBN, Ltd.	190,500	78,582
HKR International, Ltd.	361,840	59,065
Hon Kwok Land Investment Company, Ltd.	64,000	11,430
Hong Kong Ferry Holdings Company, Ltd.	64,000	37,218
Hong Kong Technology Venture Company, Ltd. (A)	130,000	33,124
Hong Kong Technology Venture Company, Ltd., ADR (A)	1,717	8,396
Hongkong Chinese, Ltd. (A)	224,000	8,134
Hsin Chong Group Holdings, Ltd. (A)(C)	736,000	0
Hutchison Port Holdings Trust	945,900	125,167
Hutchison Telecommunications Hong Kong Holdings, Ltd.	366,000	49,538
Hysan Development Company, Ltd.	148,000	241,963
Imagi International Holdings, Ltd. (A)	69,281	4,206
International Housewares Retail Company, Ltd.	95,000	17,850
IPE Group, Ltd. (A)	220,000	12,597
ITC Properties Group, Ltd. (A)	136,252	9,634
Jacobson Pharma Corp., Ltd.	176,000	13,451
JBM Healthcare, Ltd.	44,792	5,426
Johnson Electric Holdings, Ltd.	89,210	121,341
K Wah International Holdings, Ltd. (B)	295,000	78,263
Kader Holdings Company, Ltd. (A)	14,000	544
Karrie International Holdings, Ltd.	180,000	10,503
Keck Seng Investments Hong Kong, Ltd.	19,000	4,746
Kerry Logistics Network, Ltd.	82,000	92,032
Kerry Properties, Ltd.	129,000	211,980
Kingmaker Footwear Holdings, Ltd.	54,000	5,536
Kowloon Development Company, Ltd.	64,000	39,278
Lai Sun Development Company, Ltd. (A)	127,179	11,991
Lai Sun Garment International, Ltd. (A)	70,269	6,434
Langham Hospitality Investments, Ltd.	390,250	32,816
Lerthai Group, Ltd. (A)(C)	18,000	2,046
Lippo China Resources, Ltd. (A)	102,800	9,536
Lippo, Ltd. (A)	31,250	3,730
Liu Chong Hing Investment, Ltd.	76,000	48,195
Luk Fook Holdings International, Ltd.	93,000	248,671
Man Wah Holdings, Ltd.	332,400	214,952
Mandarin Oriental International, Ltd.	48,800	74,774
MH Development, Ltd. (A)(C)	124,000	0
Miramar Hotel & Investment	86,000	114,070
Modern Dental Group, Ltd.	87,000	45,175
25	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
National Electronics Holdings	88,000	$6,725
National United Resources Holdings, Ltd. (A)	109,000	1,283
New World Development Company, Ltd. (B)	134,000	168,356
Nissin Foods Company, Ltd.	43,000	26,441
NWS Holdings, Ltd.	331,000	388,690
Oriental Watch Holdings	84,378	40,063
Oshidori International Holdings, Ltd. (A)	1,540,200	36,875
Pacific Andes International Holdings, Ltd. (A)(C)	2,171,305	0
Pacific Basin Shipping, Ltd.	1,150,000	335,118
Pacific Century Premium Developments, Ltd. (A)	32,400	934
Pacific Textiles Holdings, Ltd.	204,000	32,324
Paliburg Holdings, Ltd. (A)	101,380	9,072
Paradise Entertainment, Ltd. (A)	52,000	5,911
PC Partner Group, Ltd.	56,000	20,363
PCCW, Ltd.	876,773	436,449
Peace Mark Holdings, Ltd. (A)(C)	180,000	0
Perfect Medical Health Management, Ltd.	87,000	36,672
Pico Far East Holdings, Ltd.	254,000	56,008
Playmates Holdings, Ltd.	640,000	46,529
Plover Bay Technologies, Ltd.	88,000	25,938
PT International Development Company, Ltd. (A)	679,990	5,053
Public Financial Holdings, Ltd.	126,000	20,585
Realord Group Holdings, Ltd. (A)(B)	30,000	20,387
Regal Hotels International Holdings, Ltd. (A)	117,200	38,774
Regina Miracle International Holdings, Ltd. (D)	67,000	17,136
Sa Sa International Holdings, Ltd. (A)	146,000	17,710
SAS Dragon Holdings, Ltd.	84,000	37,538
SEA Holdings, Ltd.	68,484	16,521
Shangri-La Asia, Ltd. (A)	280,000	181,558
Shun Tak Holdings, Ltd. (A)	385,250	40,812
Singamas Container Holdings, Ltd.	270,000	20,015
SITC International Holdings Company, Ltd.	151,000	248,638
SJM Holdings, Ltd. (A)(B)	554,000	169,065
SmarTone Telecommunications Holdings, Ltd.	73,089	37,790
Solomon Systech International, Ltd. (A)	266,000	10,512
Soundwill Holdings, Ltd.	39,500	32,278
Stella International Holdings, Ltd.	123,000	169,061
Sun Hung Kai & Company, Ltd.	129,318	37,615
SUNeVision Holdings, Ltd.	173,000	58,483
TAI Cheung Holdings, Ltd.	115,000	48,691
Tan Chong International, Ltd.	63,000	11,019
Television Broadcasts, Ltd. (A)	105,800	43,581
Texhong International Group, Ltd. (A)	42,000	20,467
Texwinca Holdings, Ltd.	264,000	27,296
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	26

	Shares	Value
Hong Kong (continued)
The Bank of East Asia, Ltd.	176,508	$220,454
The Hongkong & Shanghai Hotels, Ltd. (A)	116,523	80,443
Theme International Holdings, Ltd. (A)	350,000	17,855
Town Health International Medical Group, Ltd.	308,000	11,952
Tradelink Electronic Commerce, Ltd.	186,000	20,023
Transport International Holdings, Ltd.	90,631	104,210
United Laboratories International Holdings, Ltd.	210,500	227,986
Up Energy Development Group, Ltd. (A)(C)	898,000	1,480
Upbest Group, Ltd.	8,000	717
Value Partners Group, Ltd.	249,000	54,322
Valuetronics Holdings, Ltd.	86,150	37,185
Vedan International Holdings, Ltd.	168,000	12,867
Vitasoy International Holdings, Ltd.	180,000	163,840
VSTECS Holdings, Ltd.	158,400	82,748
VTech Holdings, Ltd.	36,200	209,112
Wai Kee Holdings, Ltd. (A)	72,000	9,072
Wang On Group, Ltd.	1,780,000	8,340
Wealthink AI-Innovation Capital, Ltd. (A)	228,000	3,948
Wing On Company International, Ltd.	28,000	42,242
Wing Tai Properties, Ltd.	118,000	38,234
Xinyi Glass Holdings, Ltd.	91,000	92,499
Yue Yuen Industrial Holdings, Ltd.	179,000	186,580
Yunfeng Financial Group, Ltd. (A)	46,000	5,201
Zhaobangji Lifestyle Holdings, Ltd. (A)	632,000	14,938
Ireland 0.6%		3,197,544
Bank of Ireland Group PLC	86,328	753,902
C&C Group PLC	115,700	209,248
Cairn Homes PLC	93,903	147,838
COSMO Pharmaceuticals NV	2,339	174,129
Dalata Hotel Group PLC	25,673	125,215
FBD Holdings PLC	7,166	98,891
Glanbia PLC	35,989	652,490
Glenveagh Properties PLC (A)(D)	59,988	73,480
Grafton Group PLC, CHESS Depositary Interest	50,127	619,180
Greencore Group PLC (A)	141,228	182,413
Hostelworld Group PLC (A)(D)	15,666	31,297
Irish Continental Group PLC	20,593	100,833
Permanent TSB Group Holdings PLC (A)	16,886	28,628
Isle of Man 0.1%		448,076
Playtech PLC (A)	70,189	392,980
Strix Group PLC (B)	62,220	55,096
27	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Israel 1.3%		$7,114,757
Adgar Investment and Development, Ltd.	21,013	29,513
Afcon Holdings, Ltd. (A)	677	19,357
AFI Properties, Ltd. (A)	4,473	205,609
Africa Israel Residences, Ltd.	1,267	83,701
Airport City, Ltd. (A)	1	9
Allot, Ltd. (A)	10,164	21,009
Alrov Properties and Lodgings, Ltd.	2,069	84,948
Arad, Ltd.	2,993	51,801
Ashdod Refinery, Ltd.	2,625	70,071
Ashtrom Group, Ltd.	1	9
AudioCodes, Ltd. (B)	5,373	73,073
Aura Investments, Ltd.	38,484	146,725
Automatic Bank Services, Ltd.	2,098	8,805
Avgol Industries 1953, Ltd. (A)	33,538	13,753
Azorim-Investment Development & Construction Company, Ltd. (A)	18,584	95,452
Bet Shemesh Engines Holdings 1997, Ltd.	2,169	72,308
BioLine RX, Ltd. (A)	56,614	5,119
Blue Square Real Estate, Ltd.	1,082	76,494
Brainsway, Ltd. (A)	3,324	10,721
Carasso Motors, Ltd.	7,344	37,506
Cellcom Israel, Ltd. (A)	28,310	124,752
Ceragon Networks, Ltd. (A)	14,289	43,581
Clal Insurance Enterprises Holdings, Ltd. (A)	13,426	256,807
Compugen, Ltd. (A)	6,868	17,981
Danel Adir Yeoshua, Ltd.	1,164	116,275
Delek Automotive Systems, Ltd.	14,507	93,486
Delta Galil, Ltd.	2,564	121,000
Delta Israel Brands, Ltd.	611	9,988
Dor Alon Energy in Israel 1988, Ltd.	1,475	30,353
El Al Israel Airlines (A)	11,807	17,259
Electra Consumer Products 1970, Ltd.	2,312	58,108
Electra Real Estate, Ltd.	5,828	62,635
Ellomay Capital, Ltd. (A)	420	7,522
Energix-Renewable Energies, Ltd.	1	3
Equital, Ltd. (A)	5,300	171,260
First International Bank of Israel, Ltd.	1	26
FMS Enterprises Migun, Ltd.	748	29,200
Formula Systems 1985, Ltd.	2,320	179,140
Fox Wizel, Ltd.	1,196	99,948
Gilat Satellite Networks, Ltd. (A)	9,149	54,226
Gilat Satellite Networks, Ltd. (New York Stock Exchange) (A)(B)	759	4,425
Globrands, Ltd.	85	10,262
Hamat Group, Ltd.	3,347	12,520
Hilan, Ltd.	3,350	192,172
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	28

	Shares	Value
Israel (continued)
IDI Insurance Company, Ltd.	1,968	$65,083
IES Holdings, Ltd. (A)	762	48,760
Ilex Medical, Ltd.	1,319	23,921
Inrom Construction Industries, Ltd.	25,840	86,547
Isracard, Ltd.	37,464	146,680
Israel Canada T.R, Ltd.	28,087	109,792
Israel Land Development Company, Ltd.	5,117	46,090
Isras Investment Company, Ltd.	423	85,260
Issta, Ltd. (A)	1,875	43,433
Kamada, Ltd. (A)	7,673	48,605
Kardan Real Estate Enterprise & Development, Ltd.	5,870	7,258
Kerur Holdings, Ltd.	1,291	24,362
Klil Industries, Ltd. (A)	300	16,067
Lapidoth Capital, Ltd.	581	9,461
Levinstein Properties, Ltd.	1,350	25,151
M Yochananof & Sons, Ltd.	1,229	60,634
Magic Software Enterprises, Ltd.	6,930	77,318
Malam - Team, Ltd.	2,400	34,451
Matrix IT, Ltd.	5,038	105,813
Max Stock, Ltd.	6,001	12,849
Mediterranean Towers, Ltd.	22,244	60,312
Mega Or Holdings, Ltd.	5,251	136,927
Meitav Investment House, Ltd.	8,133	37,335
Menora Mivtachim Holdings, Ltd.	3,650	102,047
Meshulam Levinstein Contracting & Engineering, Ltd.	125	11,117
Migdal Insurance & Financial Holdings, Ltd.	61,896	81,783
Mivne Real Estate KD, Ltd.	1	2
Mivtach Shamir Holdings, Ltd. (A)	1,455	56,759
Mizrahi Tefahot Bank, Ltd.	1	27
Naphtha Israel Petroleum Corp., Ltd. (A)	9,918	53,099
Nawi Brothers, Ltd.	4,915	35,723
Nayax, Ltd. (A)	703	19,441
Neto Malinda Trading, Ltd. (A)	532	7,381
Next Vision Stabilized Systems, Ltd.	4,588	54,551
Nexxen International, Ltd. (A)(B)	17,934	47,496
Nexxen International, Ltd., ADR (A)(B)	1,500	7,710
Novolog, Ltd.	76,556	30,636
Oil Refineries, Ltd.	591,341	243,492
One Software Technologies, Ltd.	9,249	127,071
OY Nofar Energy, Ltd. (A)	1,820	44,480
Palram Industries 1990, Ltd.	2,911	33,629
Partner Communications Company, Ltd. (A)	31,614	154,019
Paz Oil Company, Ltd.	2,112	203,495
Perion Network, Ltd. (A)	3,971	90,464
29	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Israel (continued)
Plasson Industries, Ltd.	710	$29,423
Plus500, Ltd.	24,493	526,114
Prashkovsky Investments and Construction, Ltd.	929	23,935
Priortech, Ltd. (A)	2,299	96,861
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,831	112,583
Retailors, Ltd.	2,095	48,016
Sano-Brunos Enterprises, Ltd.	577	49,065
Scope Metals Group, Ltd. (A)	1,864	60,978
Shikun & Binui, Ltd. (A)	1	2
Summit Real Estate Holdings, Ltd.	9,400	125,854
Tadiran Group, Ltd.	651	54,208
Tamar Petroleum, Ltd. (D)	14,321	77,992
Tel Aviv Stock Exchange, Ltd.	15,875	111,832
Telsys, Ltd.	899	64,786
Tiv Taam Holdings 1, Ltd.	11,851	18,912
Tower Semiconductor, Ltd. (A)	1	21
Victory Supermarket Chain, Ltd.	2,484	30,995
YD More Investments, Ltd.	4,219	10,334
YH Dimri Construction & Development, Ltd.	1,740	137,403
Italy 4.4%		24,434,775
A2A SpA	411,108	747,231
ACEA SpA	11,100	164,944
Amplifon SpA	10,164	339,403
Anima Holding SpA (D)	79,382	357,559
Aquafil SpA	5,089	17,700
Arnoldo Mondadori Editore SpA	34,841	80,578
Ascopiave SpA	15,722	39,087
Avio SpA (A)	3,244	34,559
Azimut Holding SpA	30,868	885,284
Banca Generali SpA	14,812	547,607
Banca IFIS SpA	6,155	111,901
Banca Mediolanum SpA	20,715	222,961
Banca Monte dei Paschi di Siena SpA (A)	101,169	414,122
Banca Popolare di Sondrio SpA	179,908	1,346,394
Banca Profilo SpA	121,842	27,262
Banca Sistema SpA (D)	14,130	18,179
Banco BPM SpA	171,614	999,107
Banco di Desio e della Brianza SpA	13,389	59,067
BasicNet SpA	3,403	15,320
BFF Bank SpA (D)	19,092	222,700
Biesse SpA	1,347	17,712
BPER Banca	247,598	994,068
Brembo SpA	37,583	465,166
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	30

	Shares	Value
Italy (continued)
Brunello Cucinelli SpA	8,701	$1,044,942
Buzzi SpA	29,399	993,401
Cairo Communication SpA	21,855	41,832
Carel Industries SpA (D)	10,756	248,770
Cementir Holding NV	17,059	171,786
CIR SpA-Compagnie Industriali (A)	185,613	108,947
Credito Emiliano SpA	21,346	204,191
Danieli & C Officine Meccaniche SpA	3,458	115,434
Danieli & C Officine Meccaniche SpA, Savings Shares	10,269	253,931
De’ Longhi SpA	14,443	444,516
Digital Bros SpA (A)	631	6,195
doValue SpA (B)(D)	11,526	25,793
Elica SpA	10,005	21,873
Emak SpA	21,737	22,443
Enav SpA (D)	29,762	104,392
ERG SpA	712	19,407
Esprinet SpA	7,769	43,082
Eurotech SpA (A)	9,022	21,410
Fila SpA	3,770	34,819
Fincantieri SpA (A)(B)	117,389	61,723
FNM SpA	72,366	34,681
Garofalo Health Care SpA (A)	6,031	31,525
Gefran SpA	1,600	13,830
Geox SpA (A)	22,422	17,898
Gruppo MutuiOnline SpA	4,497	165,778
Hera SpA	207,079	715,747
Illimity Bank SpA	13,329	66,308
IMMSI SpA	75,963	50,626
Interpump Group SpA	18,747	890,737
Iren SpA	163,174	321,704
Italgas SpA	124,590	679,836
Italmobiliare SpA	3,035	96,000
Iveco Group NV (A)	46,119	568,040
Leonardo SpA	125,939	2,692,546
LU-VE SpA	2,562	56,789
Maire Tecnimont SpA	49,836	285,975
MFE-MediaForEurope NV, Class A	37,889	86,439
MFE-MediaForEurope NV, Class B	12,247	38,667
Newlat Food SpA (A)	1,582	11,216
Openjobmetis SpA Agenzia per il Lavoro	4,189	73,389
Orsero SpA	2,504	40,607
OVS SpA (D)	53,222	126,788
Pharmanutra SpA (B)	1,031	66,494
Piaggio & C SpA	39,172	131,257
31	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Italy (continued)
Piovan SpA (D)	1,138	$12,146
Pirelli & C. SpA (D)	75,882	447,702
RAI Way SpA (D)	21,130	109,546
Reply SpA	5,614	779,588
Rizzoli Corriere Della Sera Mediagroup SpA	44,608	35,637
Sabaf SpA (A)	2,928	54,124
Safilo Group SpA (A)	50,543	62,834
Salcef Group SpA	543	13,332
Salvatore Ferragamo SpA (B)	13,934	181,837
Sanlorenzo SpA/Ameglia	454	20,287
Saras SpA	170,118	321,573
Sesa SpA	1,890	234,251
Sogefi SpA (A)	6,761	23,178
SOL SpA	8,803	278,145
Tamburi Investment Partners SpA	23,545	227,152
Technogym SpA (D)	36,421	346,354
Technoprobe SpA (A)	1,364	13,721
Telecom Italia SpA (A)	1,798,581	540,740
The Italian Sea Group SpA	991	10,831
Tod’s SpA (A)	1,555	72,427
Unieuro SpA (B)(D)	3,490	34,247
Unipol Gruppo SpA	97,225	781,978
UnipolSai Assicurazioni SpA	70,495	202,908
Webuild SpA	63,047	133,740
Wiit SpA	587	11,642
Zignago Vetro SpA	7,436	105,180
Japan 24.1%		132,724,911
&Do Holdings Company, Ltd.	2,600	19,788
A&D HOLON Holdings Company, Ltd.	6,900	111,020
Access Company, Ltd. (A)	2,400	18,246
Achilles Corp.	3,200	34,001
AD Works Group Company, Ltd.	10,540	16,339
Adastria Company, Ltd. (B)	6,340	144,573
ADEKA Corp.	20,091	414,218
Ad-sol Nissin Corp.	2,800	30,975
Adtec Plasma Technology Company, Ltd.	1,400	14,471
Advan Group Company, Ltd.	5,800	46,733
Advanced Media, Inc.	1,400	16,648
Adventure, Inc.	600	14,742
Aeon Delight Company, Ltd.	4,700	107,392
Aeon Fantasy Company, Ltd. (B)	2,200	34,079
AEON Financial Service Company, Ltd.	14,900	130,117
Aeon Hokkaido Corp.	7,700	45,710
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	32

	Shares	Value
Japan (continued)
Aeon Kyushu Company, Ltd.	900	$19,155
Agro-Kanesho Company, Ltd.	2,800	23,233
Ahresty Corp.	4,700	25,179
Ai Holdings Corp.	8,400	133,034
Aica Kogyo Company, Ltd.	12,700	301,629
Aichi Corp.	6,400	46,434
Aichi Financial Group, Inc.	4,990	90,317
Aichi Steel Corp.	2,600	62,045
Aichi Tokei Denki Company, Ltd.	2,400	38,754
Aida Engineering, Ltd.	11,400	65,545
Aiful Corp.	58,500	162,201
Ain Holdings, Inc.	6,700	212,145
Ainavo Holdings Company, Ltd.	2,400	20,860
Aiphone Company, Ltd.	2,800	52,789
Airport Facilities Company, Ltd.	9,200	37,293
Airtrip Corp.	4,600	46,836
Aisan Industry Company, Ltd.	8,500	88,742
AIT Corp.	2,300	27,579
Aizawa Securities Group Company, Ltd.	6,600	48,670
Ajis Company, Ltd.	1,600	26,949
Akatsuki Corp.	6,800	24,533
Akatsuki, Inc.	1,900	32,724
Akebono Brake Industry Company, Ltd. (A)	25,300	19,789
Albis Company, Ltd.	2,200	38,603
Alconix Corp.	8,400	80,605
Alinco, Inc.	5,400	37,856
Alleanza Holdings Company, Ltd.	2,600	18,539
Alpen Company, Ltd.	3,800	50,236
Alpha Corp.	2,500	27,833
Alpha Systems, Inc.	500	11,055
AlphaPolis Company, Ltd. (A)	1,100	15,146
Alps Alpine Company, Ltd. (B)	41,200	302,872
Alps Logistics Company, Ltd.	5,000	78,950
Altech Corp.	4,330	84,197
Amano Corp.	14,100	345,431
Amiyaki Tei Company, Ltd.	1,000	30,098
Amuse, Inc.	3,900	39,140
Amvis Holdings, Inc.	1,000	16,704
Anabuki Kosan, Inc.	1,000	13,957
Anest Iwata Corp.	9,100	83,121
AnGes, Inc. (A)	6,300	3,445
Anicom Holdings, Inc.	19,300	75,341
AOI Electronics Company, Ltd.	1,600	34,140
AOKI Holdings, Inc.	8,400	62,733
33	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Aoyama Trading Company, Ltd.	11,200	$122,042
Aoyama Zaisan Networks Company, Ltd.	5,700	40,969
Aozora Bank, Ltd. (B)	12,100	222,260
Arakawa Chemical Industries, Ltd.	5,800	43,611
Arata Corp.	7,700	172,609
Araya Industrial Company, Ltd.	1,200	31,497
ARCLANDS Corp.	11,211	125,916
Arcs Company, Ltd.	11,184	231,054
ARE Holdings, Inc.	18,600	240,511
Arealink Company, Ltd.	2,400	40,484
Argo Graphics, Inc.	5,000	143,580
Arisawa Manufacturing Company, Ltd.	9,500	73,142
Artience Company, Ltd.	8,900	169,000
Artnature, Inc.	6,300	32,494
As One Corp.	3,800	132,789
Asahi Company, Ltd.	5,200	45,734
Asahi Diamond Industrial Company, Ltd.	12,000	73,051
Asahi Intelligence Service Company, Ltd.	600	5,625
Asahi Kogyosha Company, Ltd.	2,000	41,229
Asahi Net, Inc.	6,800	28,386
Asahi Printing Company, Ltd.	3,100	18,799
Asahi Yukizai Corp.	3,200	92,276
Asanuma Corp.	3,500	102,767
Asax Company, Ltd.	4,100	20,495
Ashimori Industry Company, Ltd.	1,599	29,692
Asia Pile Holdings Corp.	7,600	39,678
ASKA Pharmaceutical Holdings Company, Ltd.	5,200	72,462
ASKUL Corp.	10,400	146,375
Astena Holdings Company, Ltd.	12,400	39,581
Asti Corp.	700	16,758
Atrae, Inc. (A)	5,200	17,567
Aucnet, Inc.	3,600	54,031
Autobacs Seven Company, Ltd.	16,900	188,973
Avant Group Corp.	6,000	54,887
Avex, Inc.	8,700	75,717
Axial Retailing, Inc.	4,100	109,322
Axxzia, Inc.	1,300	7,409
Axyz Company, Ltd.	500	10,178
AZ-COM MARUWA Holdings, Inc.	10,100	99,947
Bando Chemical Industries, Ltd.	8,200	93,678
Bank of the Ryukyus, Ltd.	9,600	73,797
Base Company, Ltd.	1,800	40,785
Beauty Garage, Inc.	2,200	35,887
Belc Company, Ltd.	2,700	114,548
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	34

	Shares	Value
Japan (continued)
Bell System24 Holdings, Inc.	7,800	$88,514
Belluna Company, Ltd.	13,500	55,891
Benefit One, Inc.	10,600	153,852
Benesse Holdings, Inc.	7,700	133,211
Bengo4.com, Inc. (A)(B)	2,000	55,873
Bic Camera, Inc. (B)	22,300	191,532
B-Lot Company, Ltd.	3,400	21,509
BML, Inc.	5,200	97,659
Bookoff Group Holdings, Ltd. (B)	2,900	25,061
Bourbon Corp.	2,600	40,787
Br. Holdings Corp.	9,900	24,989
BrainPad, Inc.	5,100	53,910
Broadband Tower, Inc.	8,800	9,230
Bull-Dog Sauce Company, Ltd.	2,800	39,943
Bunka Shutter Company, Ltd.	11,300	118,653
Business Brain Showa-Ota, Inc.	2,300	35,181
Business Engineering Corp.	1,500	40,739
BuySell Technologies Company, Ltd.	500	9,711
C Uyemura & Company, Ltd.	2,500	197,933
CAC Holdings Corp.	3,500	43,079
Canon Electronics, Inc.	5,500	82,877
Careerlink Company, Ltd.	1,500	27,929
Carenet, Inc. (B)	4,800	22,994
Carlit Holdings Company, Ltd.	5,500	37,743
Casio Computer Company, Ltd.	1,100	8,875
Cawachi, Ltd.	4,000	73,976
CellSource Company, Ltd. (B)	1,800	16,500
Celsys, Inc.	10,300	56,463
Central Automotive Products, Ltd.	3,200	120,014
Central Glass Company, Ltd.	5,486	104,997
Central Security Patrols Company, Ltd.	2,600	44,126
Central Sports Company, Ltd.	2,400	39,391
Change Holdings, Inc.	4,800	47,069
Charm Care Corp. KK	5,400	48,648
Chilled & Frozen Logistics Holdings Company, Ltd.	5,000	61,278
Chino Corp.	2,500	41,002
Chiyoda Company, Ltd.	7,200	41,951
Chiyoda Corp. (A)	39,000	103,476
Chiyoda Integre Company, Ltd.	2,500	43,691
Chofu Seisakusho Company, Ltd.	4,700	65,007
Chori Company, Ltd.	3,100	65,998
Chubu Shiryo Company, Ltd.	6,400	52,244
Chudenko Corp.	7,000	136,496
Chuetsu Pulp & Paper Company, Ltd.	3,300	39,854
35	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Chugai Ro Company, Ltd.	2,400	$45,295
Chugin Financial Group, Inc.	36,900	291,024
Chugoku Marine Paints, Ltd.	9,300	134,347
Chuo Gyorui Company, Ltd.	300	6,558
Chuo Spring Company, Ltd.	6,400	31,854
Chuo Warehouse Company, Ltd.	2,600	19,867
CI Takiron Corp.	10,900	47,323
Citizen Watch Company, Ltd.	47,200	328,582
CKD Corp.	13,600	279,645
CK-San-Etsu Company, Ltd.	800	20,689
Cleanup Corp.	7,100	36,011
CMK Corp.	10,800	44,883
COLOPL, Inc.	17,900	68,089
Colowide Company, Ltd.	19,300	288,711
Computer Engineering & Consulting, Ltd.	1,800	22,517
Computer Institute of Japan, Ltd.	9,740	48,346
Comture Corp.	6,600	80,204
COOKPAD, Inc. (A)	7,200	6,108
Core Corp.	2,100	25,686
Corona Corp.	5,000	32,080
Cosel Company, Ltd.	6,600	67,890
Cota Company, Ltd.	5,274	56,910
CRE, Inc.	4,200	36,452
Create Restaurants Holdings, Inc.	28,600	200,369
Create SD Holdings Company, Ltd.	6,900	151,672
Creek & River Company, Ltd.	3,400	43,943
Cresco, Ltd.	4,200	57,418
CrowdWorks, Inc. (A)	2,000	23,497
CTI Engineering Company, Ltd.	2,500	97,174
CTS Company, Ltd.	7,600	37,842
Cube System, Inc.	4,500	33,131
Curves Holdings Company, Ltd.	14,300	68,648
Cyber Security Cloud, Inc. (A)	1,500	28,608
Cybozu, Inc.	7,000	86,710
Dai Nippon Toryo Company, Ltd.	4,900	37,662
Daicel Corp.	22,300	210,911
Dai-Dan Company, Ltd.	6,500	80,636
Daido Kogyo Company, Ltd.	1,500	7,507
Daido Metal Company, Ltd.	13,000	48,649
Daido Steel Company, Ltd.	29,800	352,713
Daihatsu Diesel Manufacturing Company, Ltd.	5,000	51,404
Daihen Corp.	4,600	242,492
Daiho Corp.	1,600	33,649
Dai-Ichi Cutter Kogyo KK	1,200	11,234
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	36

	Shares	Value
Japan (continued)
Daiichi Jitsugyo Company, Ltd.	4,800	$63,732
Daiichi Kensetsu Corp.	800	9,159
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	4,200	26,213
Daiichikosho Company, Ltd.	7,300	94,444
Daiken Medical Company, Ltd.	5,000	19,094
Daiki Aluminium Industry Company, Ltd.	7,500	59,542
Daikoku Denki Company, Ltd. (B)	2,000	53,949
Daikokutenbussan Company, Ltd.	1,000	62,680
Daikyonishikawa Corp.	12,300	61,861
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	3,600	65,148
Daio Paper Corp.	17,300	128,282
Daiseki Company, Ltd.	10,080	267,250
Daiseki Eco. Solution Company, Ltd.	1,400	9,446
Daishi Hokuetsu Financial Group, Inc.	10,100	290,949
Daishinku Corp.	5,200	31,494
Daisue Construction Company, Ltd.	2,300	24,751
Daito Pharmaceutical Company, Ltd.	4,895	67,933
Daitron Company, Ltd.	2,800	57,040
Daiwa Industries, Ltd.	7,700	73,342
Daiwabo Holdings Company, Ltd.	21,000	368,178
DCM Holdings Company, Ltd. (B)	26,820	258,145
Dear Life Company, Ltd.	7,700	48,204
Demae-Can Company, Ltd. (A)	8,400	21,803
DeNA Company, Ltd.	18,700	182,968
Denka Company, Ltd.	10,400	170,586
Densan System Holdings Company, Ltd.	2,200	40,123
Dentsu Soken, Inc.	1,800	64,533
Denyo Company, Ltd.	4,200	65,393
Dexerials Corp.	14,300	576,945
DIC Corp.	19,000	366,627
Digital Arts, Inc.	3,100	91,805
Digital Hearts Holdings Company, Ltd.	3,200	20,784
Digital Holdings, Inc.	3,700	27,425
Digital Information Technologies Corp.	2,800	35,141
Dip Corp. (B)	9,700	170,260
DKK Company, Ltd.	2,400	33,816
DKK-Toa Corp.	2,500	16,529
DKS Company, Ltd.	3,000	70,448
DMG Mori Company, Ltd.	15,100	349,539
Doshisha Company, Ltd.	6,600	92,771
Double Standard, Inc.	2,100	26,352
Doutor Nichires Holdings Company, Ltd.	7,993	109,944
Dowa Holdings Company, Ltd.	7,500	262,062
DTS Corp.	9,900	266,539
37	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Duskin Company, Ltd.	10,600	$237,815
DyDo Group Holdings, Inc.	4,500	94,010
Eagle Industry Company, Ltd.	6,100	71,981
EAT&HOLDINGS Company, Ltd. (B)	1,800	24,621
Ebara Foods Industry, Inc.	2,200	42,991
Ebara Jitsugyo Company, Ltd.	2,300	46,950
Ebase Company, Ltd.	8,000	42,860
Eco’s Company, Ltd.	2,200	33,488
EDION Corp.	16,500	169,307
eGuarantee, Inc.	9,600	126,779
E-Guardian, Inc.	1,019	9,403
Eiken Chemical Company, Ltd.	10,700	134,770
Eizo Corp.	4,100	141,419
Elan Corp.	8,900	56,784
Elecom Company, Ltd.	10,700	114,411
Elematec Corp.	4,900	62,303
EM Systems Company, Ltd.	4,100	19,667
Endo Lighting Corp.	1,100	11,129
en-japan, Inc.	7,400	124,944
Enomoto Company, Ltd.	900	9,773
Enplas Corp. (B)	1,600	89,179
Entrust, Inc.	3,300	17,647
eRex Company, Ltd. (B)	9,100	43,942
ERI Holdings Company, Ltd.	1,000	12,700
ES-Con Japan, Ltd.	11,200	75,149
Eslead Corp.	1,500	34,839
ESPEC Corp.	4,600	85,989
Exedy Corp.	7,900	159,100
EXEO Group, Inc.	14,900	313,244
Ezaki Glico Company, Ltd.	12,600	375,639
F&M Company, Ltd.	2,400	33,642
FALCO HOLDINGS Company, Ltd.	2,400	36,743
Fancl Corp.	8,900	122,971
FCC Company, Ltd.	10,400	147,203
FDK Corp. (A)	5,300	24,750
Feed One Company, Ltd.	4,808	33,097
Felissimo Corp.	1,900	11,635
Ferrotec Holdings Corp.	12,100	242,017
Fibergate, Inc.	2,500	17,290
FIDEA Holdings Company, Ltd.	5,140	55,745
Financial Partners Group Company, Ltd.	10,400	132,632
FINDEX, Inc.	3,900	29,410
First Juken Company, Ltd.	1,900	13,970
Fixstars Corp.	7,200	92,918
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	38

	Shares	Value
Japan (continued)
FJ Next Holdings Company, Ltd.	5,200	$41,317
Focus Systems Corp.	2,900	21,860
Food & Life Companies, Ltd.	18,900	375,060
Forum Engineering, Inc.	5,600	35,211
Forval Corp.	1,600	13,908
Foster Electric Company, Ltd.	5,700	45,745
FP Corp.	5,400	99,129
France Bed Holdings Company, Ltd.	7,500	67,217
Freebit Company, Ltd.	3,500	38,755
Freund Corp.	3,000	15,475
FTGroup Company, Ltd.	3,000	24,889
Fudo Tetra Corp.	3,220	46,030
Fuji Corp. (Aichi)	18,500	318,657
Fuji Corp. (Miyagi)	2,900	36,460
Fuji Corp., Ltd.	8,700	42,425
Fuji Kosan Company, Ltd.	800	11,382
Fuji Kyuko Company, Ltd.	5,600	149,138
Fuji Oil Company, Ltd.	9,700	22,337
Fuji Oil Holdings, Inc. (B)	10,200	170,315
Fuji Pharma Company, Ltd.	4,500	52,511
Fuji Seal International, Inc.	11,100	150,319
Fujibo Holdings, Inc.	2,800	83,672
Fujicco Company, Ltd.	5,100	66,499
Fujikura Composites, Inc.	4,400	41,328
Fujikura Kasei Company, Ltd.	9,600	30,274
Fujikura, Ltd.	22,900	280,228
Fujimi, Inc.	11,400	286,499
Fujimori Kogyo Company, Ltd.	3,800	98,560
Fujisash Company, Ltd.	45,100	25,279
Fujishoji Company, Ltd.	2,400	20,664
Fujita Kanko, Inc. (A)	400	16,338
Fujitsu General, Ltd.	2,100	27,118
Fujiya Company, Ltd.	2,800	46,059
FuKoKu Company, Ltd.	3,000	33,963
Fukuda Corp.	1,700	60,509
Fukuda Denshi Company, Ltd.	4,100	196,557
Fukui Computer Holdings, Inc.	3,200	56,451
Fukushima Galilei Company, Ltd.	3,200	121,863
Fukuyama Transporting Company, Ltd.	5,400	147,012
FULLCAST Holdings Company, Ltd.	5,200	53,426
Fumakilla, Ltd.	1,500	11,386
Funai Soken Holdings, Inc.	9,730	163,754
Furukawa Company, Ltd.	7,100	83,897
Furukawa Electric Company, Ltd.	17,500	346,851
39	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Furuno Electric Company, Ltd.	6,200	$93,970
Furuya Metal Company, Ltd.	1,000	68,223
Furyu Corp.	5,600	45,735
Fuso Chemical Company, Ltd.	4,800	155,301
Fuso Pharmaceutical Industries, Ltd.	2,500	37,748
Futaba Corp. (A)	11,457	38,660
Futaba Industrial Company, Ltd.	14,000	100,323
Future Corp.	11,300	127,075
Fuyo General Lease Company, Ltd.	1,500	137,147
G-7 Holdings, Inc.	5,700	53,014
Gakken Holdings Company, Ltd.	8,100	52,910
Gakkyusha Company, Ltd.	2,400	33,802
Gecoss Corp.	4,100	31,417
Genki Sushi Company, Ltd.	2,100	51,720
Genky DrugStores Company, Ltd.	2,100	93,851
Geo Holdings Corp.	6,600	85,409
Gift Holdings, Inc.	1,600	32,506
Giken, Ltd.	100	1,348
GL Sciences, Inc.	2,800	50,448
GLOBERIDE, Inc.	4,300	57,316
Glory, Ltd.	10,100	197,209
Glosel Company, Ltd.	4,400	21,911
GMO Financial Gate, Inc.	400	27,614
GMO Financial Holdings, Inc.	9,400	45,481
GMO GlobalSign Holdings KK	1,600	30,301
GMO internet group, Inc.	6,900	124,707
GNI Group, Ltd. (A)	2,900	70,144
Godo Steel, Ltd.	2,300	91,640
Goldcrest Company, Ltd.	5,770	88,048
Grandy House Corp.	5,700	25,192
Gree, Inc.	12,600	41,851
Gremz, Inc.	2,600	35,401
GS Yuasa Corp.	17,000	320,203
GSI Creos Corp.	2,200	35,490
G-Tekt Corp.	6,100	83,263
Gun-Ei Chemical Industry Company, Ltd.	1,900	45,470
GungHo Online Entertainment, Inc.	10,800	156,908
Gunze, Ltd.	4,100	153,823
H.U. Group Holdings, Inc.	13,600	232,938
H2O Retailing Corp.	24,400	285,205
Hagihara Industries, Inc.	4,100	41,185
Hagiwara Electric Holdings Company, Ltd.	2,200	71,736
Hakudo Company, Ltd.	2,400	41,244
Hakuto Company, Ltd.	2,800	110,712
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	40

	Shares	Value
Japan (continued)
Halows Company, Ltd.	2,700	$83,314
Hamakyorex Company, Ltd.	4,300	108,572
Handsman Company, Ltd.	1,300	8,542
Hanwa Company, Ltd.	8,100	308,179
Happinet Corp.	4,600	97,219
Hard Off Corp. Company, Ltd.	3,000	37,347
Harima Chemicals Group, Inc.	4,000	24,650
Harmonic Drive Systems, Inc.	500	13,118
Hashimoto Sogyo Holdings Company, Ltd.	2,400	21,364
Hazama Ando Corp.	42,500	350,708
Heiwa Corp.	14,600	201,529
Heiwa Real Estate Company, Ltd.	6,500	170,240
Heiwado Company, Ltd.	7,300	100,246
Hennge KK (A)	4,800	51,238
Hibiya Engineering, Ltd.	4,700	79,618
HI-LEX Corp.	5,700	64,804
Himacs, Ltd.	1,100	10,424
Hino Motors, Ltd. (A)	14,000	46,631
Hioki EE Corp.	2,800	126,410
Hirakawa Hewtech Corp.	3,600	32,214
Hirano Tecseed Company, Ltd.	3,200	45,807
Hirata Corp.	1,600	86,941
Hirogin Holdings, Inc.	65,100	464,990
Hirose Tusyo, Inc.	600	12,977
Hiroshima Electric Railway Company, Ltd. (A)	100	517
Hiroshima Gas Company, Ltd.	16,200	41,635
Hisaka Works, Ltd.	5,200	34,881
Hitachi Zosen Corp.	41,280	339,518
Hito Communications Holdings, Inc.	2,000	15,268
Hochiki Corp.	3,700	54,659
Hodogaya Chemical Company, Ltd.	1,700	42,080
Hogy Medical Company, Ltd.	4,200	101,296
Hokkaido Coca-Cola Bottling Company, Ltd.	1,600	26,419
Hokkaido Electric Power Company, Inc.	44,700	204,426
Hokkaido Gas Company, Ltd.	4,200	62,638
Hokkan Holdings, Ltd.	2,600	32,244
Hokko Chemical Industry Company, Ltd.	5,300	41,917
Hokkoku Financial Holdings, Inc.	4,800	155,150
Hokuetsu Corp. (B)	30,700	304,503
Hokuetsu Industries Company, Ltd.	5,700	90,998
Hokuhoku Financial Group, Inc.	28,300	326,481
Hokuriku Electric Industry Company, Ltd.	3,100	29,898
Hokuriku Electric Power Company (A)	44,600	215,739
Hokuriku Electrical Construction Company, Ltd.	3,940	31,942
41	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Hokuto Corp.	5,900	$70,903
H-One Company, Ltd.	7,700	35,675
Honeys Holdings Company, Ltd.	4,560	50,702
Honma Golf, Ltd. (D)	30,500	12,744
Hoosiers Holdings Company, Ltd.	6,500	47,704
Hosiden Corp.	10,600	137,700
Hosokawa Micron Corp.	3,100	98,202
Hotland Company, Ltd.	3,000	37,421
House Foods Group, Inc.	1,100	23,051
Howa Machinery, Ltd.	5,300	27,399
HS Holdings Company, Ltd.	4,400	29,571
IBJ, Inc.	7,700	31,082
Ichiken Company, Ltd.	2,300	37,849
Ichikoh Industries, Ltd.	7,200	26,521
Ichinen Holdings Company, Ltd.	5,400	60,653
Ichiyoshi Securities Company, Ltd.	9,100	48,805
Icom, Inc.	1,600	36,738
ID Holdings Corp.	4,050	45,178
IDEA Consultants, Inc.	700	10,907
IDEC Corp.	7,700	146,455
IDOM, Inc.	15,400	93,197
Iino Kaiun Kaisha, Ltd.	17,800	152,398
IJTT Company, Ltd.	7,760	43,844
I’ll, Inc.	2,300	59,439
IMAGICA GROUP, Inc.	5,400	27,568
Imasen Electric Industrial	1,900	8,308
i-mobile Company, Ltd.	3,900	11,781
Imuraya Group Company, Ltd.	2,700	44,529
Inaba Denki Sangyo Company, Ltd.	12,900	304,788
Inaba Seisakusho Company, Ltd.	3,100	31,307
Inabata & Company, Ltd.	9,100	194,287
Inageya Company, Ltd.	1,600	13,697
I-NE Company, Ltd.	1,800	22,930
Ines Corp.	4,100	43,134
i-Net Corp.	3,600	52,624
Infocom Corp.	6,200	95,002
Innotech Corp.	2,900	39,413
Insource Company, Ltd.	14,000	82,565
Intage Holdings, Inc.	2,832	36,932
Integrated Design & Engineering Holdings Company, Ltd.	3,700	91,062
Intelligent Wave, Inc.	2,900	24,016
Inter Action Corp.	3,100	25,419
Inui Global Logistics Company, Ltd. (B)	2,800	18,960
I-PEX, Inc.	3,300	39,958
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	42

	Shares	Value
Japan (continued)
IPS, Inc.	1,300	$20,289
IR Japan Holdings, Ltd.	2,500	22,085
Iriso Electronics Company, Ltd.	5,100	103,404
I’rom Group Company, Ltd.	2,100	26,195
ISB Corp.	2,600	24,068
Ise Chemicals Corp.	600	43,367
Iseki & Company, Ltd.	5,200	34,773
Ishihara Chemical Company, Ltd.	3,600	45,922
Ishihara Sangyo Kaisha, Ltd.	8,500	84,557
Ishii Iron Works Company, Ltd.	900	16,396
Ishizuka Glass Company, Ltd.	1,000	18,930
Istyle, Inc. (A)	17,400	55,372
ITFOR, Inc.	6,800	64,532
ITmedia, Inc.	3,500	45,673
Itochu Enex Company, Ltd.	14,500	148,066
Itochu-Shokuhin Company, Ltd.	1,500	75,751
Itoham Yonekyu Holdings, Inc.	7,120	195,186
Itoki Corp.	9,500	104,317
IwaiCosmo Holdings, Inc.	6,100	92,380
Iwaki Company, Ltd.	2,600	45,569
Iwatsu Electric Company, Ltd. (A)	3,700	15,735
Iwatsuka Confectionery Company, Ltd.	1,500	51,297
Iyogin Holdings, Inc.	31,800	238,706
Izumi Company, Ltd.	8,400	194,561
J Trust Company, Ltd.	17,900	50,060
JAC Recruitment Company, Ltd.	19,200	98,554
Jaccs Company, Ltd.	5,400	197,213
Jade Group, Inc. (A)	3,100	43,787
JAFCO Group Company, Ltd.	14,200	170,701
JANOME Corp.	6,500	30,116
Japan Aviation Electronics Industry, Ltd.	12,600	222,978
Japan Communications, Inc. (A)	36,000	52,227
Japan Electronic Materials Corp.	2,700	45,558
Japan Elevator Service Holdings Company, Ltd.	17,100	275,266
Japan Foundation Engineering Company, Ltd.	6,600	19,876
Japan Hospice Holdings, Inc. (A)	600	8,325
Japan Lifeline Company, Ltd.	16,000	140,086
Japan Material Company, Ltd.	16,100	274,276
Japan Medical Dynamic Marketing, Inc.	4,900	23,626
Japan Oil Transportation Company, Ltd.	700	13,212
Japan Petroleum Exploration Company, Ltd.	8,100	328,944
Japan Property Management Center Company, Ltd.	4,300	34,464
Japan Pulp & Paper Company, Ltd.	3,100	106,462
Japan Pure Chemical Company, Ltd.	1,000	19,300
43	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Japan Securities Finance Company, Ltd.	22,600	$245,881
Japan System Techniques Company, Ltd.	1,200	28,281
Japan Transcity Corp.	11,700	48,421
Japan Wool Textile Company, Ltd.	12,200	112,016
Jastec Company, Ltd.	3,500	32,139
JBCC Holdings, Inc.	3,600	86,432
JCU Corp.	5,300	151,912
JDC Corp.	1,900	6,638
Jeol, Ltd.	5,800	257,989
JFE Systems, Inc.	1,500	39,957
JIG-SAW, Inc. (A)(B)	1,100	31,515
JINS Holdings, Inc.	3,100	85,236
JINUSHI Company, Ltd.	3,600	52,592
JK Holdings Company, Ltd.	4,600	31,861
J-Lease Company, Ltd.	1,800	15,702
JM Holdings Company, Ltd.	3,700	64,411
JMS Company, Ltd.	7,500	26,021
J-Oil Mills, Inc.	5,300	69,129
Joshin Denki Company, Ltd.	4,800	75,058
Joyful Honda Company, Ltd.	13,300	185,350
JP-Holdings, Inc.	14,400	43,887
JSB Company, Ltd.	3,200	58,175
JSP Corp.	4,200	62,745
Juki Corp.	9,100	30,285
Juroku Financial Group, Inc.	7,700	228,678
Justsystems Corp.	7,800	139,886
JVCKenwood Corp.	39,028	216,609
K&O Energy Group, Inc.	3,200	51,360
Kadoya Sesame Mills, Inc.	400	10,487
Kaga Electronics Company, Ltd.	4,500	199,990
Kagome Company, Ltd.	6,800	156,285
Kakaku.com, Inc.	9,900	113,719
Kaken Pharmaceutical Company, Ltd.	6,100	144,461
Kakiyasu Honten Company, Ltd.	2,600	46,302
Kamakura Shinsho, Ltd. (B)	7,600	32,134
Kameda Seika Company, Ltd.	3,700	108,268
Kamei Corp.	6,800	86,095
Kanaden Corp.	3,400	35,986
Kanagawa Chuo Kotsu Company, Ltd.	1,600	32,521
Kanamic Network Company, Ltd.	200	710
Kanamoto Company, Ltd.	8,300	159,163
Kandenko Company, Ltd.	28,600	326,443
Kaneka Corp.	12,800	307,736
Kaneko Seeds Company, Ltd.	3,900	36,754
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	44

	Shares	Value
Japan (continued)
Kanematsu Corp.	19,800	$315,935
Kanemi Company, Ltd.	1,000	22,157
Kanto Denka Kogyo Company, Ltd.	11,900	72,230
Kaonavi, Inc. (A)	700	9,341
Kappa Create Company, Ltd. (A)	1,000	11,094
Katakura Industries Company, Ltd.	5,300	63,659
Katitas Company, Ltd.	11,900	160,230
Kato Sangyo Company, Ltd.	5,800	187,868
Kato Works Company, Ltd.	3,800	37,432
Kawada Technologies, Inc.	1,300	78,183
Kawai Musical Instruments Manufacturing Company, Ltd.	1,400	32,819
KeePer Technical Laboratory Company, Ltd.	3,300	141,740
Keihanshin Building Company, Ltd.	8,500	85,142
KEIWA, Inc.	3,400	25,548
KEL Corp.	1,900	24,547
Kenko Mayonnaise Company, Ltd.	3,300	46,387
KeyHolder, Inc.	1,100	7,013
KFC Holdings Japan, Ltd.	3,900	110,217
KH Neochem Company, Ltd.	7,900	118,891
Kibun Foods, Inc.	3,800	31,804
Kimura Chemical Plants Company, Ltd.	5,900	28,024
Kimura Unity Company, Ltd.	1,200	13,110
King Company, Ltd.	2,300	10,694
Kintetsu Department Store Company, Ltd.	1,100	17,478
Kissei Pharmaceutical Company, Ltd.	7,300	165,578
Ki-Star Real Estate Company, Ltd.	2,800	67,266
Kitagawa Corp.	3,400	35,529
Kitano Construction Corp.	1,500	31,796
Kitz Corp.	16,800	141,177
Koa Corp.	9,400	95,597
Koa Shoji Holdings Company, Ltd.	2,400	11,823
Koatsu Gas Kogyo Company, Ltd.	7,400	42,412
Kobe Electric Railway Company, Ltd. (A)	1,600	30,401
Kohnan Shoji Company, Ltd.	5,800	162,890
Kohsoku Corp.	3,200	53,571
Kojima Company, Ltd. (B)	8,400	40,949
Kokuyo Company, Ltd.	19,673	311,190
Komatsu Matere Company, Ltd.	7,300	37,496
Komatsu Wall Industry Company, Ltd.	1,800	40,564
KOMEDA Holdings Company, Ltd.	11,600	211,359
Komehyo Holdings Company, Ltd.	1,600	38,896
Komeri Company, Ltd.	7,700	179,281
Komori Corp.	11,024	94,634
Konaka Company, Ltd.	10,500	28,952
45	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Kondotec, Inc.	4,300	$37,696
Konica Minolta, Inc.	83,500	275,691
Konishi Company, Ltd.	14,600	142,136
Konoike Transport Company, Ltd.	6,800	84,372
Konoshima Chemical Company, Ltd.	1,800	18,466
Kosaido Holdings Company, Ltd.	15,000	68,951
Koshidaka Holdings Company, Ltd.	5,000	31,227
Kotobuki Spirits Company, Ltd.	10,500	140,554
Kotobukiya Company, Ltd. (B)	900	11,596
Kozo Keikaku Engineering, Inc.	1,500	40,674
KPP Group Holdings Company, Ltd.	11,900	51,404
Krosaki Harima Corp.	1,300	126,190
KRS Corp.	4,500	28,437
K’s Holdings Corp.	35,200	304,920
KU Holdings Company, Ltd.	3,500	27,800
Kumagai Gumi Company, Ltd.	7,700	203,230
Kumiai Chemical Industry Company, Ltd.	15,690	86,553
Kunimine Industries Company, Ltd.	2,100	14,338
Kurabo Industries, Ltd.	3,000	63,740
Kureha Corp.	10,400	186,175
Kurimoto, Ltd.	2,700	59,775
Kuriyama Holdings Corp.	5,400	41,772
Kusuri no Aoki Holdings Company, Ltd.	11,100	232,955
KVK Corp.	1,500	18,719
KYB Corp.	4,200	144,368
Kyodo Printing Company, Ltd.	1,700	35,885
Kyoei Steel, Ltd.	5,500	89,268
Kyokuto Boeki Kaisha, Ltd.	2,600	38,663
Kyokuto Kaihatsu Kogyo Company, Ltd.	9,600	159,815
Kyokuto Securities Company, Ltd.	7,300	51,018
Kyokuyo Company, Ltd.	2,200	52,335
Kyorin Pharmaceutical Company, Ltd.	11,000	130,722
Kyoritsu Maintenance Company, Ltd.	7,200	304,255
Kyosan Electric Manufacturing Company, Ltd.	11,600	36,364
Kyowa Electronic Instruments Company, Ltd.	7,300	21,065
Kyudenko Corp.	5,600	217,842
Kyushu Financial Group, Inc.	15,000	113,090
Kyushu Leasing Service Company, Ltd.	3,800	39,626
LA Holdings Company, Ltd.	700	21,237
LAC Company, Ltd.	4,100	21,979
Lacto Japan Company, Ltd.	2,600	38,490
LEC, Inc.	7,000	51,440
Leopalace21 Corp. (A)	44,200	135,576
Life Corp.	5,200	133,737
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	46

	Shares	Value
Japan (continued)
LIFULL Company, Ltd.	22,900	$25,917
LIKE, Inc.	3,100	32,930
Link And Motivation, Inc.	13,400	55,255
Lintec Corp.	10,200	206,874
Litalico, Inc.	6,600	97,644
Look Holdings, Inc.	1,600	26,444
M&A Capital Partners Company, Ltd.	4,300	76,563
Mabuchi Motor Company, Ltd.	24,300	443,634
Macromill, Inc.	10,500	53,360
Maeda Kosen Company, Ltd.	5,200	120,647
Maezawa Industries, Inc.	5,000	34,231
Maezawa Kasei Industries Company, Ltd.	3,500	38,805
Maezawa Kyuso Industries Company, Ltd.	4,200	37,028
Makino Milling Machine Company, Ltd.	5,115	199,738
Management Solutions Company, Ltd.	2,500	50,528
Mandom Corp.	10,000	89,222
Mani, Inc.	18,700	254,959
MarkLines Company, Ltd.	3,100	67,128
Mars Group Holdings Corp.	2,300	47,320
Marubun Corp.	4,600	46,440
Marudai Food Company, Ltd.	5,000	55,489
Maruha Nichiro Corp.	9,981	196,705
Maruichi Steel Tube, Ltd.	11,700	306,274
MARUKA FURUSATO Corp.	1,853	27,949
Marumae Company, Ltd. (B)	3,000	41,589
Marusan Securities Company, Ltd.	13,061	90,903
Maruwa Company, Ltd.	1,100	251,231
Maruzen CHI Holdings Company, Ltd.	4,800	10,473
Maruzen Company, Ltd.	2,700	49,108
Maruzen Showa Unyu Company, Ltd.	3,400	101,071
Marvelous, Inc.	7,400	35,874
Matching Service Japan Company, Ltd.	3,100	25,715
Matsuda Sangyo Company, Ltd.	3,620	56,599
Matsui Construction Company, Ltd.	6,100	34,647
Matsui Securities Company, Ltd.	31,600	179,503
Max Company, Ltd.	6,200	132,013
Maxell, Ltd.	10,600	110,200
Maxvalu Tokai Company, Ltd.	2,600	51,535
MCJ Company, Ltd.	17,900	163,016
MEC Company, Ltd.	5,300	157,375
Media Do Company, Ltd.	2,600	23,318
Medical Data Vision Company, Ltd.	8,300	32,141
Medical System Network Company, Ltd.	6,600	27,909
Medikit Company, Ltd.	1,400	28,499
47	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Medius Holdings Company, Ltd.	2,500	$12,357
MedPeer, Inc.	4,500	23,288
Megachips Corp.	4,300	120,165
Megmilk Snow Brand Company, Ltd.	11,500	172,470
Meidensha Corp.	9,217	163,368
Meiho Facility Works, Ltd.	1,400	8,689
Meiji Electric Industries Company, Ltd.	2,800	28,251
Meiji Shipping Group Company, Ltd.	3,100	17,100
Meiko Electronics Company, Ltd.	5,000	164,147
Meisei Industrial Company, Ltd.	7,700	63,990
MEITEC Group Holdings, Inc.	18,100	366,509
Meito Sangyo Company, Ltd.	3,500	43,664
Meiwa Corp.	8,200	36,831
Melco Holdings, Inc.	2,100	45,782
Members Company, Ltd.	2,700	16,106
Menicon Company, Ltd.	16,500	195,733
Mercuria Holdings Company, Ltd.	1,700	10,580
MetaReal Corp. (A)	1,800	19,599
METAWATER Company, Ltd.	6,900	106,521
Micronics Japan Company, Ltd.	6,500	327,905
Midac Holdings Company, Ltd.	2,500	26,084
Mie Kotsu Group Holdings, Inc.	14,200	57,174
Mikuni Corp.	8,400	26,232
Milbon Company, Ltd.	7,420	159,868
Mimaki Engineering Company, Ltd.	900	6,305
Mimasu Semiconductor Industry Company, Ltd.	3,700	78,813
Ministop Company, Ltd.	4,200	43,923
Miraial Company, Ltd.	1,800	18,839
MIRAIT ONE Corp.	24,120	300,647
Mirarth Holdings, Inc.	22,700	73,982
Miroku Jyoho Service Company, Ltd.	5,200	66,734
Mitani Corp.	14,400	179,765
Mitani Sangyo Company, Ltd.	8,100	21,509
Mitani Sekisan Company, Ltd.	2,400	88,879
Mito Securities Company, Ltd.	11,300	37,437
Mitsuba Corp.	8,700	84,709
Mitsubishi Kakoki Kaisha, Ltd.	1,900	49,580
Mitsubishi Logisnext Company, Ltd. (B)	8,400	93,039
Mitsubishi Logistics Corp.	7,700	236,426
Mitsubishi Materials Corp.	20,700	362,399
Mitsubishi Pencil Company, Ltd.	7,500	118,941
Mitsubishi Research Institute, Inc.	2,500	84,179
Mitsubishi Shokuhin Company, Ltd.	4,500	161,762
Mitsubishi Steel Manufacturing Company, Ltd.	3,300	32,712
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	48

	Shares	Value
Japan (continued)
Mitsuboshi Belting, Ltd.	3,600	$119,466
Mitsui DM Sugar Holdings Company, Ltd.	4,100	88,397
Mitsui E&S Company, Ltd. (A)	24,800	306,395
Mitsui High-Tec, Inc.	1,800	101,205
Mitsui Matsushima Holdings Company, Ltd.	3,200	67,202
Mitsui Mining & Smelting Company, Ltd.	14,000	412,764
Mitsui-Soko Holdings Company, Ltd.	5,000	157,204
Mitsuuroko Group Holdings Company, Ltd.	8,600	81,448
Mixi, Inc.	8,600	141,703
Miyaji Engineering Group, Inc.	2,100	58,477
Miyoshi Oil & Fat Company, Ltd.	2,600	23,346
Mizuho Leasing Company, Ltd.	7,000	257,265
Mizuho Medy Company, Ltd.	1,300	28,876
Mizuno Corp.	5,000	175,811
Mochida Pharmaceutical Company, Ltd.	5,300	115,648
Modec, Inc. (A)	3,400	69,300
Monex Group, Inc.	45,400	279,926
Morinaga & Company, Ltd.	18,400	329,847
Morinaga Milk Industry Company, Ltd.	17,400	360,272
Moriroku Holdings Company, Ltd.	2,700	48,649
Morita Holdings Corp.	8,200	86,853
Morito Company, Ltd.	5,900	57,335
Morozoff, Ltd.	2,000	57,808
Mory Industries, Inc.	1,200	42,905
MrMax Holdings, Ltd.	8,700	35,376
Mugen Estate Company, Ltd.	4,300	40,213
m-up Holdings, Inc.	8,800	65,710
Murakami Corp.	1,700	56,152
Musashi Seimitsu Industry Company, Ltd.	12,700	141,919
Nabtesco Corp.	3,200	53,149
NAC Company, Ltd.	7,000	25,043
Nachi-Fujikoshi Corp.	3,500	80,229
Nafco Company, Ltd.	4,100	68,970
Nagano Keiki Company, Ltd.	3,300	51,834
Nagase & Company, Ltd.	23,200	386,224
Nagatanien Holdings Company, Ltd.	3,400	50,316
Nagawa Company, Ltd.	1,800	88,678
Naigai Trans Line, Ltd.	2,100	33,609
Nakabayashi Company, Ltd.	8,300	29,694
Nakamoto Packs Company, Ltd.	800	8,908
Nakamuraya Company, Ltd.	1,600	33,793
Nakanishi, Inc.	17,500	279,655
Nakano Corp.	7,900	34,524
Nakano Refrigerators Company, Ltd.	300	11,653
49	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Nakayama Steel Works, Ltd.	9,000	$56,259
Namura Shipbuilding Company, Ltd.	11,372	158,317
Nankai Electric Railway Company, Ltd.	9,700	189,450
Narasaki Sangyo Company, Ltd.	1,600	34,263
Natori Company, Ltd.	4,000	57,957
NEC Capital Solutions, Ltd.	2,400	61,332
NEC Networks & System Integration Corp.	9,600	157,161
NET One Systems Company, Ltd.	21,100	366,169
Neturen Company, Ltd.	8,000	56,119
New Art Holdings Company, Ltd.	3,000	38,864
Nextage Company, Ltd.	10,900	178,047
NHK Spring Company, Ltd.	51,300	493,303
Nicca Chemical Company, Ltd.	2,500	15,021
Nice Corp.	2,300	23,732
Nichias Corp.	12,900	339,118
Nichiban Company, Ltd.	3,400	42,966
Nichicon Corp.	10,873	89,083
Nichiden Corp.	3,600	62,553
Nichiha Corp.	6,300	146,242
Nichimo Company, Ltd.	1,400	20,054
Nichireki Company, Ltd.	6,000	95,943
Nichirin Company, Ltd.	2,490	62,551
Nihon Chouzai Company, Ltd.	3,360	32,375
Nihon Dempa Kogyo Company, Ltd.	5,700	55,456
Nihon Dengi Company, Ltd.	1,400	52,161
Nihon Denkei Company, Ltd.	2,100	31,544
Nihon Flush Company, Ltd.	7,000	45,432
Nihon House Holdings Company, Ltd.	13,300	27,622
Nihon Kagaku Sangyo Company, Ltd.	3,200	30,241
Nihon Kohden Corp.	3,000	83,146
Nihon M&A Center Holdings, Inc.	46,000	308,505
Nihon Nohyaku Company, Ltd.	10,100	48,716
Nihon Parkerizing Company, Ltd.	22,300	186,712
Nihon Tokushu Toryo Company, Ltd.	3,800	36,545
Nihon Trim Company, Ltd.	1,400	33,848
Niitaka Company, Ltd.	800	10,181
Nikkiso Company, Ltd.	12,900	108,020
Nikko Company, Ltd.	9,100	47,336
Nikkon Holdings Company, Ltd.	13,500	277,458
Nippi, Inc.	400	15,053
Nippn Corp.	12,200	193,579
Nippon Air Conditioning Services Company, Ltd.	8,000	48,942
Nippon Aqua Company, Ltd.	2,800	19,903
Nippon Avionics Company, Ltd. (A)	300	22,517
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	50

	Shares	Value
Japan (continued)
Nippon Beet Sugar Manufacturing Company, Ltd.	2,700	$38,272
Nippon Carbide Industries Company, Inc.	2,500	30,481
Nippon Carbon Company, Ltd.	2,100	73,220
Nippon Care Supply Company, Ltd.	700	9,197
Nippon Chemical Industrial Company, Ltd.	2,500	41,285
Nippon Chemi-Con Corp. (A)	5,627	51,415
Nippon Coke & Engineering Company, Ltd. (A)	50,800	41,701
Nippon Concept Corp.	3,300	42,582
Nippon Concrete Industries Company, Ltd.	12,100	34,148
Nippon Denko Company, Ltd.	25,100	50,301
Nippon Densetsu Kogyo Company, Ltd.	9,400	126,996
Nippon Dry-Chemical Company, Ltd.	900	15,851
Nippon Electric Glass Company, Ltd.	20,400	492,792
Nippon Felt Company, Ltd.	5,500	15,857
Nippon Fine Chemical Company, Ltd.	1,100	19,232
Nippon Gas Company, Ltd.	27,400	428,495
Nippon Hume Corp.	6,700	41,490
Nippon Kayaku Company, Ltd.	31,200	268,498
Nippon Kodoshi Corp.	2,000	23,804
Nippon Light Metal Holdings Company, Ltd.	14,620	168,681
Nippon Paper Industries Company, Ltd. (A)	25,100	191,327
Nippon Parking Development Company, Ltd.	49,000	61,206
Nippon Pillar Packing Company, Ltd.	4,600	169,438
Nippon Rietec Company, Ltd.	3,000	24,683
Nippon Seiki Company, Ltd.	12,300	127,295
Nippon Seisen Company, Ltd.	1,000	41,710
Nippon Sharyo, Ltd.	2,200	35,953
Nippon Sheet Glass Company, Ltd. (A)	25,900	91,510
Nippon Shokubai Company, Ltd.	6,400	239,919
Nippon Signal Company, Ltd.	10,800	73,421
Nippon Soda Company, Ltd.	5,700	233,750
Nippon Thompson Company, Ltd.	16,500	72,036
Nippon Yakin Kogyo Company, Ltd.	3,020	94,856
Nipro Corp.	38,300	316,644
Nireco Corp.	1,900	21,261
Nishikawa Rubber Company, Ltd.	4,000	55,200
Nishimatsu Construction Company, Ltd.	8,200	248,583
Nishimatsuya Chain Company, Ltd.	9,000	134,833
Nishimoto Company, Ltd.	1,100	45,807
Nishi-Nippon Financial Holdings, Inc.	31,000	392,096
Nishi-Nippon Railroad Company, Ltd.	15,700	252,434
Nishio Holdings Company, Ltd.	5,100	132,428
Nissan Shatai Company, Ltd.	15,300	98,397
Nissan Tokyo Sales Holdings Company, Ltd.	8,300	29,549
51	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Nissei ASB Machine Company, Ltd.	2,000	$60,982
Nissei Plastic Industrial Company, Ltd.	5,600	43,286
Nissha Company, Ltd.	10,400	104,102
Nisshin Group Holdings Company, Ltd.	10,300	35,795
Nisshinbo Holdings, Inc.	34,557	289,282
Nissin Corp.	3,800	71,960
Nisso Holdings Company, Ltd.	4,000	22,170
Nissui Corp.	73,400	467,131
Nitta Corp.	5,100	127,642
Nitta Gelatin, Inc.	3,400	15,639
Nittetsu Mining Company, Ltd.	2,700	90,321
Nitto Boseki Company, Ltd.	500	18,674
Nitto Fuji Flour Milling Company, Ltd.	800	29,049
Nitto Kogyo Corp.	6,200	190,202
Nitto Kohki Company, Ltd.	3,400	44,247
Nitto Seiko Company, Ltd.	8,700	35,156
Nittoc Construction Company, Ltd.	5,200	40,163
Nittoku Company, Ltd.	300	3,803
NJS Company, Ltd.	2,200	41,721
Noda Corp.	2,500	19,567
Noevir Holdings Company, Ltd.	4,100	142,871
Nohmi Bosai, Ltd.	5,200	76,989
Nojima Corp.	15,800	177,732
NOK Corp.	5,600	79,389
Nomura Micro Science Company, Ltd.	1,400	179,329
Noritake Company, Ltd.	2,500	139,579
Noritsu Koki Company, Ltd.	5,100	109,426
Noritz Corp.	6,800	76,426
North Pacific Bank, Ltd.	66,100	176,398
Nozawa Corp.	2,600	17,253
NPR-RIKEN Corp.	6,468	130,038
NS Tool Company, Ltd.	5,400	36,679
NS United Kaiun Kaisha, Ltd.	2,700	95,729
NSD Company, Ltd.	17,412	332,193
NSW, Inc.	2,300	48,558
NTN Corp.	104,500	222,166
Oat Agrio Company, Ltd.	900	10,242
Obara Group, Inc.	2,400	60,725
Oenon Holdings, Inc.	12,700	29,899
Ohara, Inc.	2,700	22,662
Ohashi Technica, Inc.	2,900	34,374
Ohba Company, Ltd.	2,200	14,637
Ohmoto Gumi Company, Ltd.	2,100	36,035
Ohsho Food Service Corp.	2,900	151,824
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	52

	Shares	Value
Japan (continued)
Oiles Corp.	5,472	$75,268
Oisix ra daichi, Inc. (A)(B)	7,600	70,244
Okabe Company, Ltd.	9,300	46,774
Okada Aiyon Corp.	2,200	44,336
Okamoto Industries, Inc.	2,400	77,710
Okamoto Machine Tool Works, Ltd.	1,300	55,194
Okamura Corp.	14,300	208,929
Okasan Securities Group, Inc.	39,700	206,893
Oki Electric Industry Company, Ltd.	22,900	163,971
Okinawa Cellular Telephone Company	6,300	151,574
Okinawa Financial Group, Inc.	5,505	95,529
OKUMA Corp.	5,876	277,182
Okumura Corp.	7,700	261,786
Okura Industrial Company, Ltd.	2,500	54,289
Okuwa Company, Ltd.	8,900	50,335
Onoken Company, Ltd.	5,300	64,003
Onward Holdings Company, Ltd.	27,800	95,200
Open Up Group, Inc.	3,000	43,785
Optex Group Company, Ltd.	9,000	112,216
Optim Corp. (A)	4,000	30,878
Optorun Company, Ltd.	5,700	77,564
Organo Corp.	6,500	334,077
Oricon, Inc.	2,800	15,953
Orient Corp.	14,010	99,923
Oriental Shiraishi Corp.	30,000	79,497
Oro Company, Ltd.	2,100	38,723
Osaka Organic Chemical Industry, Ltd.	3,000	66,076
Osaka Soda Company, Ltd.	3,400	262,448
Osaka Steel Company, Ltd.	2,900	43,801
OSAKA Titanium Technologies Company, Ltd. (B)	2,200	39,163
Osaki Electric Company, Ltd.	12,000	53,214
OSG Corp.	20,900	293,373
OUG Holdings, Inc.	1,700	29,494
Outsourcing, Inc. (A)	30,000	351,190
Oyo Corp.	5,500	82,548
Ozu Corp.	2,000	22,724
Pacific Industrial Company, Ltd.	10,800	109,082
Pacific Metals Company, Ltd. (A)	4,600	40,760
PAL GROUP Holdings Company, Ltd.	9,900	150,535
PALTAC Corp.	1,000	27,971
Paraca, Inc.	2,500	32,208
Paramount Bed Holdings Company, Ltd.	9,800	163,305
Park24 Company, Ltd. (A)	19,600	232,827
Parker Corp.	4,000	24,772
53	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Pasona Group, Inc.	5,800	$111,123
PCI Holdings, Inc.	1,600	9,987
Pegasus Company, Ltd.	7,800	23,444
Penta-Ocean Construction Company, Ltd.	23,900	123,822
People Dreams & Technologies Group Company, Ltd.	2,800	31,992
PeptiDream, Inc. (A)	6,000	63,291
PIA Corp. (A)	1,000	20,807
Pickles Holdings Company, Ltd.	4,200	33,278
Pigeon Corp.	31,000	315,639
Pilot Corp.	6,700	178,329
Piolax, Inc.	8,000	149,631
Plus Alpha Consulting Company, Ltd.	800	13,530
Pole To Win Holdings, Inc.	10,400	35,580
Premium Group Company, Ltd.	9,200	115,922
Premium Water Holdings, Inc.	900	18,993
Press Kogyo Company, Ltd.	21,400	96,248
Pressance Corp.	6,300	71,433
Prestige International, Inc.	26,200	112,495
Prima Meat Packers, Ltd.	6,300	95,246
Procrea Holdings, Inc.	7,996	100,955
Pronexus, Inc.	4,800	40,564
Pro-Ship, Inc.	1,900	18,860
Proto Corp.	6,900	61,357
PS Mitsubishi Construction Company, Ltd.	2,600	18,118
QB Net Holdings Company, Ltd.	3,200	27,625
Qol Holdings Company, Ltd.	6,800	74,840
Quick Company, Ltd.	3,200	52,596
Raccoon Holdings, Inc.	5,700	27,634
Raito Kogyo Company, Ltd.	10,800	137,451
Raiznext Corp.	7,500	114,457
Rasa Corp.	2,900	38,118
Rasa Industries, Ltd.	2,800	45,559
Raysum Company, Ltd.	700	16,949
Relo Group, Inc.	9,000	72,498
Renaissance, Inc.	1,700	12,216
Rengo Company, Ltd.	47,700	318,275
RENOVA, Inc. (A)	5,700	42,554
Resorttrust, Inc.	19,500	336,325
Restar Holdings Corp.	3,600	73,219
Retail Partners Company, Ltd.	6,600	77,102
Rheon Automatic Machinery Company, Ltd.	4,900	47,244
Rhythm Company, Ltd.	2,000	49,817
Riberesute Corp.	2,000	10,227
Ricoh Leasing Company, Ltd.	3,500	120,670
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	54

	Shares	Value
Japan (continued)
Riken Keiki Company, Ltd.	3,200	$164,337
Riken Technos Corp.	8,800	57,606
Riken Vitamin Company, Ltd.	5,500	92,998
Ringer Hut Company, Ltd.	200	3,086
Rion Company, Ltd.	2,300	45,828
Riso Kyoiku Company, Ltd.	31,300	45,784
Rock Field Company, Ltd.	6,500	72,298
Rokko Butter Company, Ltd.	4,700	42,143
Roland Corp.	3,500	106,268
Roland DG Corp.	3,300	110,503
Rorze Corp.	2,700	381,196
Round One Corp.	46,000	214,910
RS Technologies Company, Ltd.	3,900	71,194
Ryobi, Ltd.	5,700	95,896
Ryoden Corp.	4,100	71,920
Ryosan Company, Ltd.	3,429	123,460
S Foods, Inc.	5,100	106,385
S&B Foods, Inc.	2,100	62,035
Sac’s Bar Holdings, Inc.	5,600	34,200
Saibu Gas Holdings Company, Ltd.	6,300	79,760
Saint-Care Holding Corp.	3,300	20,303
Saison Information Systems Company, Ltd.	1,000	13,237
Saizeriya Company, Ltd.	1,800	58,761
Sakai Chemical Industry Company, Ltd.	3,600	48,015
Sakai Heavy Industries, Ltd.	800	34,662
Sakai Moving Service Company, Ltd.	5,700	99,081
Sakata INX Corp.	10,700	103,316
Sakura Internet, Inc. (B)	4,900	211,433
Sala Corp.	12,700	67,350
SAMTY Company, Ltd.	6,500	107,151
San Holdings, Inc.	5,200	36,216
San ju San Financial Group, Inc.	5,420	71,654
San-A Company, Ltd.	5,500	169,104
San-Ai Obbli Company, Ltd.	14,000	183,683
Sangetsu Corp.	11,400	268,276
Sanken Electric Company, Ltd.	4,687	237,436
Sanki Engineering Company, Ltd.	10,000	133,161
Sanko Gosei, Ltd.	3,100	13,821
Sanko Metal Industrial Company, Ltd.	600	20,202
Sankyo Frontier Company, Ltd.	1,300	37,421
Sankyo Seiko Company, Ltd.	8,200	42,446
Sankyo Tateyama, Inc.	7,500	42,055
Sankyu, Inc.	8,500	300,563
Sanoh Industrial Company, Ltd.	8,800	62,296
55	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Sansei Technologies, Inc.	3,900	$34,917
Sansha Electric Manufacturing Company, Ltd.	1,000	11,091
Sanshin Electronics Company, Ltd.	2,200	34,461
Sanyo Chemical Industries, Ltd.	3,500	99,361
Sanyo Denki Company, Ltd.	2,200	98,470
Sanyo Electric Railway Company, Ltd.	4,100	58,216
Sanyo Engineering & Construction, Inc.	1,900	10,308
Sanyo Shokai, Ltd.	2,200	37,345
Sanyo Special Steel Company, Ltd.	4,729	71,279
Sanyo Trading Company, Ltd.	6,100	54,944
Sato Holdings Corp.	6,800	101,916
Sato Shoji Corp.	3,900	47,287
Satori Electric Company, Ltd.	2,900	48,054
Sawai Group Holdings Company, Ltd.	9,500	363,708
Saxa Holdings, Inc.	1,800	39,934
SB Technology Corp.	2,700	38,570
SBI ARUHI Corp.	3,200	19,589
SBI Global Asset Management Company, Ltd.	7,600	40,409
SBI Insurance Group Company, Ltd.	2,300	18,448
SBS Holdings, Inc.	4,300	68,832
Scroll Corp.	7,400	46,491
SEC Carbon, Ltd.	2,500	46,015
Seed Company, Ltd.	3,300	15,788
Seika Corp.	1,400	29,384
Seikagaku Corp.	10,400	52,303
Seikitokyu Kogyo Company, Ltd.	1,700	22,235
Seiko Electric Company, Ltd.	1,100	9,180
Seiko Group Corp.	7,100	165,172
Seino Holdings Company, Ltd.	9,400	133,056
Seiren Company, Ltd.	11,200	191,987
Sekisui Jushi Corp.	5,100	87,291
Sekisui Kasei Company, Ltd.	9,800	31,769
SEMITEC Corp.	1,200	14,221
Senko Group Holdings Company, Ltd.	29,600	210,978
Senshu Electric Company, Ltd.	2,800	71,798
Senshu Ikeda Holdings, Inc.	61,700	157,934
Senshukai Company, Ltd. (A)	13,900	27,083
Seria Company, Ltd.	11,700	236,550
Seven Bank, Ltd.	18,700	37,355
Shibaura Electronics Company, Ltd.	1,900	75,067
Shibaura Machine Company, Ltd.	6,000	147,458
Shibaura Mechatronics Corp.	3,300	145,402
Shibuya Corp.	4,700	98,007
Shikibo, Ltd.	2,100	17,488
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	56

	Shares	Value
Japan (continued)
Shikoku Electric Power Company, Inc.	38,400	$278,979
Shikoku Kasei Holdings Corp.	7,900	100,269
Shima Seiki Manufacturing, Ltd.	6,800	62,335
Shimojima Company, Ltd.	3,900	34,146
Shin Maint Holdings Company, Ltd.	1,200	11,695
Shin Nippon Air Technologies Company, Ltd.	2,700	51,023
Shin Nippon Biomedical Laboratories, Ltd. (B)	5,200	57,082
Shinagawa Refractories Company, Ltd.	6,400	87,673
Shindengen Electric Manufacturing Company, Ltd.	1,600	33,114
Shin-Etsu Polymer Company, Ltd.	12,000	126,902
Shinki Bus Company, Ltd. (B)	1,300	29,854
Shinko Shoji Company, Ltd.	5,900	47,754
Shinmaywa Industries, Ltd.	14,300	116,293
Shinnihon Corp.	7,200	61,079
Shin-Nihon Tatemono Company, Ltd.	3,900	16,407
Shinnihonseiyaku Company, Ltd.	2,700	31,004
Shinsho Corp.	1,200	58,111
Shinwa Company, Ltd.	2,600	42,001
Shinwa Company, Ltd. (Gifu)	2,700	13,575
Ship Healthcare Holdings, Inc.	14,700	213,478
Shizuoka Gas Company, Ltd.	10,200	63,036
Shoei Company, Ltd.	12,000	169,526
Shoei Foods Corp.	500	15,632
Shofu, Inc.	3,500	63,159
Showa Sangyo Company, Ltd.	5,100	118,116
SIGMAXYZ Holdings, Inc.	8,400	96,057
Siix Corp.	7,700	84,288
Simplex Holdings, Inc.	1,300	22,190
Sinanen Holdings Company, Ltd.	1,400	39,833
Sinfonia Technology Company, Ltd.	6,600	117,982
Sinko Industries, Ltd.	4,300	96,250
Sintokogio, Ltd.	9,300	72,004
SK Kaken Company, Ltd.	1,000	52,431
SK-Electronics Company, Ltd.	1,900	42,712
SKY Perfect JSAT Holdings, Inc.	36,800	218,452
Smaregi, Inc. (A)	1,600	24,894
SMK Corp.	1,900	31,908
SMS Company, Ltd.	9,800	174,014
Snow Peak, Inc. (A)	9,200	76,538
Soda Nikka Company, Ltd.	4,500	36,512
Sodick Company, Ltd.	11,700	58,174
Soft99 Corp.	6,300	65,089
Softcreate Holdings Corp.	4,400	57,460
Software Service, Inc.	700	60,688
57	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Soken Chemical & Engineering Company, Ltd.	2,300	$50,857
Solasto Corp.	16,100	57,582
Soliton Systems KK	3,800	33,965
Sotetsu Holdings, Inc.	14,000	253,910
Sotoh Company, Ltd.	2,400	11,072
Space Company, Ltd.	2,970	19,827
Sparx Group Company, Ltd.	5,180	65,701
SPK Corp.	1,800	25,270
S-Pool, Inc.	21,400	46,324
SRA Holdings	2,500	66,138
SRE Holdings Corp. (A)	3,300	80,027
ST Corp.	4,300	44,760
St. Marc Holdings Company, Ltd.	700	10,366
Star Mica Holdings Company, Ltd.	8,400	29,634
Star Micronics Company, Ltd.	10,100	121,900
Starts Corp., Inc.	7,900	159,749
Starzen Company, Ltd.	3,900	73,482
Stella Chemifa Corp.	2,600	65,327
Step Company, Ltd.	2,900	39,588
Strike Company, Ltd.	2,600	95,695
Studio Alice Company, Ltd.	2,700	36,583
Subaru Enterprise Company, Ltd.	2,500	52,899
Sugimoto & Company, Ltd.	2,500	38,141
Sumida Corp.	7,800	63,443
Suminoe Textile Company, Ltd.	199	3,357
Sumiseki Holdings, Inc. (B)	6,600	122,747
Sumitomo Bakelite Company, Ltd.	4,300	247,388
Sumitomo Densetsu Company, Ltd.	4,200	86,332
Sumitomo Mitsui Construction Company, Ltd.	35,060	101,360
Sumitomo Osaka Cement Company, Ltd.	8,200	195,077
Sumitomo Pharma Company, Ltd.	29,300	72,566
Sumitomo Riko Company, Ltd.	9,500	80,211
Sumitomo Seika Chemicals Company, Ltd.	1,800	59,528
Sun Frontier Fudousan Company, Ltd.	7,200	79,869
Suncall Corp.	7,800	25,568
Sun-Wa Technos Corp.	2,400	37,774
Suruga Bank, Ltd.	40,700	219,704
Suzuki Company, Ltd.	4,100	32,565
SWCC Corp.	7,200	162,126
System Research Company, Ltd.	1,400	32,139
System Support, Inc.	1,100	14,188
Systems Engineering Consultants Company, Ltd.	600	19,706
Systena Corp.	72,300	139,164
Syuppin Company, Ltd.	5,600	43,084
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	58

	Shares	Value
Japan (continued)
T Hasegawa Company, Ltd.	5,100	$106,448
T RAD Company, Ltd.	1,500	39,991
T&K Toka Company, Ltd.	7,400	69,575
Tachibana Eletech Company, Ltd.	4,500	95,419
Tachikawa Corp.	3,500	34,835
Tachi-S Company, Ltd.	8,000	109,567
Tadano, Ltd.	25,300	214,276
Taihei Dengyo Kaisha, Ltd.	2,800	83,383
Taiheiyo Cement Corp.	15,400	323,515
Taiho Kogyo Company, Ltd.	6,000	35,552
Taikisha, Ltd.	6,200	196,269
Taisei Lamick Company, Ltd.	1,900	38,133
Taisei Oncho Company, Ltd.	500	19,801
Taiyo Holdings Company, Ltd.	9,900	214,634
Takamatsu Construction Group Company, Ltd.	3,700	70,242
Takamiya Company, Ltd.	9,700	36,609
Takaoka Toko Company, Ltd.	1,970	32,274
Takara & Company, Ltd.	2,500	47,391
Takara Bio, Inc.	10,800	73,215
Takara Holdings, Inc.	36,200	303,206
Takara Standard Company, Ltd.	7,600	93,542
Takasago International Corp.	3,500	76,834
Takasago Thermal Engineering Company, Ltd.	10,900	317,816
Takashima & Company, Ltd.	4,200	40,725
Takashimaya Company, Ltd.	6,600	99,344
Take And Give Needs Company, Ltd.	1,200	8,989
TAKEBISHI Corp.	2,500	33,165
Takeuchi Manufacturing Company, Ltd.	9,000	316,792
Takuma Company, Ltd.	14,300	186,029
Tama Home Company, Ltd.	3,500	98,116
Tamron Company, Ltd.	4,400	191,191
Tamura Corp.	16,600	61,298
Tanabe Engineering Corp.	1,900	17,367
Tanaka Chemical Corp. (A)	3,400	24,284
Tanseisha Company, Ltd.	10,700	56,774
Taoka Chemical Company, Ltd.	2,500	13,189
Tatsuta Electric Wire and Cable Company, Ltd. (A)	15,400	71,729
Tayca Corp.	4,200	43,353
Tazmo Company, Ltd. (B)	3,000	75,327
TBK Company, Ltd.	9,100	24,537
TDC Soft, Inc.	3,900	55,518
TechMatrix Corp.	9,800	131,043
Techno Medica Company, Ltd.	2,400	28,613
Techno Ryowa, Ltd.	3,800	51,875
59	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Techno Smart Corp.	3,200	$39,406
Technoflex Corp.	1,300	9,531
Tecnos Japan, Inc.	3,900	16,401
Teijin, Ltd.	33,700	285,961
Teikoku Electric Manufacturing Company, Ltd.	3,500	63,276
Teikoku Sen-I Company, Ltd.	4,800	70,582
Teikoku Tsushin Kogyo Company, Ltd.	2,800	36,203
Tekken Corp.	3,200	52,245
Tenma Corp.	4,300	67,842
Tenpos Holdings Company, Ltd.	1,400	31,906
Tera Probe, Inc.	700	30,702
Terasaki Electric Company, Ltd.	700	11,866
Tess Holdings Company, Ltd.	8,200	25,553
T-Gaia Corp.	4,800	68,149
The 77 Bank, Ltd.	14,300	376,278
The Akita Bank, Ltd.	4,600	65,023
The Awa Bank, Ltd.	8,700	157,437
The Bank of Iwate, Ltd.	3,900	69,020
The Bank of Nagoya, Ltd.	2,800	123,964
The Bank of Saga, Ltd.	3,400	46,551
The Chiba Kogyo Bank, Ltd.	10,800	75,152
The Chugoku Electric Power Company, Inc. (B)	30,500	205,474
The Ehime Bank, Ltd. (B)	8,450	63,177
The First Bank of Toyama, Ltd. (B)	12,900	82,295
The Fukui Bank, Ltd.	4,918	62,253
The Furukawa Battery Company, Ltd.	5,900	39,118
The Gunma Bank, Ltd.	83,000	448,098
The Hyakugo Bank, Ltd.	50,800	224,521
The Hyakujushi Bank, Ltd.	6,000	112,734
The Japan Steel Works, Ltd.	3,800	69,363
The Keiyo Bank, Ltd.	25,300	126,894
The Kita-Nippon Bank, Ltd.	2,500	37,009
The Kiyo Bank, Ltd.	18,139	225,731
The Miyazaki Bank, Ltd.	3,700	70,135
The Monogatari Corp.	7,900	246,659
The Musashino Bank, Ltd.	6,500	125,991
The Nanto Bank, Ltd.	6,500	124,418
The Nippon Road Company, Ltd.	6,500	87,811
The Nisshin Oillio Group, Ltd.	6,600	229,666
The Ogaki Kyoritsu Bank, Ltd.	10,000	142,361
The Oita Bank, Ltd.	3,900	72,571
The Okinawa Electric Power Company, Inc.	11,664	86,080
The Pack Corp.	3,700	86,637
The San-In Godo Bank, Ltd.	36,700	281,628
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	60

	Shares	Value
Japan (continued)
The Shibusawa Warehouse Company, Ltd.	2,700	$54,757
The Shiga Bank, Ltd.	8,700	240,061
The Shikoku Bank, Ltd.	8,800	66,151
The Shimizu Bank, Ltd.	2,800	29,674
The Sumitomo Warehouse Company, Ltd.	12,476	214,898
The Taiko Bank, Ltd.	3,400	33,075
The Tochigi Bank, Ltd.	20,400	46,264
The Toho Bank, Ltd.	52,600	119,482
The Tohoku Bank, Ltd.	3,800	31,014
The Torigoe Company, Ltd.	5,900	27,819
The Tottori Bank, Ltd.	3,400	33,006
The Towa Bank, Ltd.	8,000	36,521
The Yamagata Bank, Ltd.	6,300	49,901
The Yamanashi Chuo Bank, Ltd.	6,351	79,312
Tigers Polymer Corp.	6,500	49,259
TKC Corp.	6,900	170,825
TKP Corp. (A)	3,900	42,751
Toa Corp. (Hyogo)	7,100	53,132
Toa Corp. (Tokyo)	3,700	126,329
TOA ROAD Corp.	1,600	69,581
Toagosei Company, Ltd.	22,500	231,782
Toba, Inc.	800	20,813
Tobishima Corp.	3,820	37,386
TOC Company, Ltd.	9,300	40,830
Tocalo Company, Ltd.	14,900	171,778
Toda Corp.	37,200	230,081
Toei Company, Ltd.	300	41,174
Toenec Corp.	2,100	73,136
Toho Acetylene Company, Ltd.	4,500	11,630
Toho Company, Ltd.	1,500	29,651
Toho Gas Company, Ltd.	9,300	186,306
Toho Holdings Company, Ltd.	12,600	265,948
Toho Titanium Company, Ltd. (B)	9,200	101,127
Toho Zinc Company, Ltd.	3,600	24,214
Tohokushinsha Film Corp. (B)	4,000	38,639
Tokai Carbon Company, Ltd.	50,800	335,126
Tokai Corp.	5,400	79,232
TOKAI Holdings Corp.	26,800	182,291
Tokai Rika Company, Ltd.	13,000	213,194
Tokai Tokyo Financial Holdings, Inc.	47,100	186,543
Token Corp.	1,350	85,695
Tokushu Tokai Paper Company, Ltd.	2,100	54,748
Tokuyama Corp.	15,800	256,303
Tokyo Electron Device, Ltd.	4,400	212,667
61	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Tokyo Energy & Systems, Inc.	6,000	$45,493
Tokyo Individualized Educational Institute, Inc.	7,900	23,533
Tokyo Keiki, Inc.	3,300	52,293
Tokyo Kiraboshi Financial Group, Inc.	5,958	180,072
Tokyo Rope Manufacturing Company, Ltd.	1,700	17,400
Tokyo Sangyo Company, Ltd.	6,600	32,228
Tokyo Seimitsu Company, Ltd.	5,400	370,444
Tokyo Steel Manufacturing Company, Ltd.	15,500	172,831
Tokyo Tekko Company, Ltd.	1,700	62,816
Tokyotokeiba Company, Ltd.	3,700	105,090
Tokyu Construction Company, Ltd.	22,400	124,343
Toli Corp.	11,000	28,683
Tomato Bank, Ltd.	3,200	27,000
Tomen Devices Corp.	900	33,779
Tomoe Corp.	7,600	32,240
Tomoe Engineering Company, Ltd.	1,900	49,339
Tomoku Company, Ltd.	2,900	45,520
TOMONY Holdings, Inc.	44,000	120,879
Tomy Company, Ltd.	20,100	358,021
Tonami Holdings Company, Ltd.	1,800	52,560
Topcon Corp.	25,200	299,471
Topre Corp.	9,700	159,535
Topy Industries, Ltd.	3,600	73,656
Torex Semiconductor, Ltd.	2,300	28,220
Toridoll Holdings Corp.	5,800	166,445
Torii Pharmaceutical Company, Ltd.	3,700	105,352
Torikizoku Holdings Company, Ltd.	200	5,634
Torishima Pump Manufacturing Company, Ltd.	4,600	87,213
Tosei Corp.	7,300	99,692
Toshiba TEC Corp.	6,900	144,448
Tosho Company, Ltd.	2,700	14,364
Totech Corp.	2,000	101,749
Totetsu Kogyo Company, Ltd.	6,100	124,316
Toukei Computer Company, Ltd.	1,200	26,767
Towa Corp.	5,000	313,821
Towa Pharmaceutical Company, Ltd.	6,900	128,399
Toyo Construction Company, Ltd.	31,300	298,408
Toyo Corp.	8,200	83,884
Toyo Engineering Corp. (A)	7,500	45,478
Toyo Gosei Company, Ltd.	1,400	93,149
Toyo Kanetsu KK	1,600	48,861
Toyo Machinery & Metal Company, Ltd.	6,200	30,650
Toyo Securities Company, Ltd.	15,100	37,817
Toyo Tanso Company, Ltd.	3,200	146,544
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	62

	Shares	Value
Japan (continued)
Toyo Tire Corp.	12,800	$231,897
Toyobo Company, Ltd.	22,506	166,924
TPR Company, Ltd.	6,400	92,406
Traders Holdings Company, Ltd.	6,220	29,452
Trancom Company, Ltd.	2,200	92,237
Transaction Company, Ltd.	3,700	58,910
Transcosmos, Inc.	4,900	99,595
TRE Holdings Corp.	3,976	32,349
Treasure Factory Company, Ltd.	2,200	21,734
Trenders, Inc.	1,200	8,971
Trinity Industrial Corp.	2,000	15,180
Trusco Nakayama Corp.	12,300	191,089
TS Tech Company, Ltd.	21,900	283,617
TSI Holdings Company, Ltd.	12,005	52,495
Tsubaki Nakashima Company, Ltd.	10,000	51,518
Tsubakimoto Chain Company	6,800	221,732
Tsubakimoto Kogyo Company, Ltd.	1,400	66,142
Tsugami Corp.	11,400	90,291
Tsukishima Holdings Company, Ltd.	6,200	58,946
Tsukuba Bank, Ltd.	16,500	29,682
Tsumura & Company	14,200	261,553
Tsurumi Manufacturing Company, Ltd.	4,400	102,967
Tsutsumi Jewelry Company, Ltd.	2,500	34,806
Tsuzuki Denki Company, Ltd.	2,100	35,301
TV Asahi Holdings Corp.	5,400	70,020
Tv Tokyo Holdings Corp.	1,900	37,532
TYK Corp.	6,400	20,149
UACJ Corp.	8,471	232,709
UBE Corp.	22,900	383,969
Uchida Yoko Company, Ltd.	1,900	98,725
Ueki Corp.	1,200	13,897
ULS Group, Inc.	600	18,298
Ultrafabrics Holdings Company, Ltd.	2,600	20,455
Ulvac, Inc.	2,800	172,685
Union Tool Company	2,600	66,444
Unipres Corp.	8,800	64,432
UNIRITA, Inc.	700	9,317
United Arrows, Ltd.	5,700	67,208
United Super Markets Holdings, Inc. (B)	14,600	97,314
UNITED, Inc.	6,800	41,373
Unitika, Ltd. (A)	23,900	25,725
Universal Entertainment Corp.	6,500	80,060
Urbanet Corp. Company, Ltd.	3,800	10,016
Usen-Next Holdings Company, Ltd.	4,100	124,531
63	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
User Local, Inc.	1,400	$23,358
Ushio, Inc.	23,700	313,960
UT Group Company, Ltd. (A)	8,000	187,894
V Technology Company, Ltd.	1,800	31,141
Valor Holdings Company, Ltd.	9,100	147,187
Valqua, Ltd.	4,800	154,033
Value HR Company, Ltd.	4,200	38,451
ValueCommerce Company, Ltd.	4,800	36,504
Vector, Inc.	7,100	58,182
Vertex Corp.	4,320	49,994
Village Vanguard Company, Ltd. (A)	1,400	9,629
Vision, Inc. (A)	7,300	59,016
Visional, Inc. (A)	2,900	166,537
Vital KSK Holdings, Inc.	10,700	94,968
VT Holdings Company, Ltd.	19,400	67,503
Wacoal Holdings Corp.	9,700	236,263
Wacom Company, Ltd.	1,000	4,200
Wakachiku Construction Company, Ltd.	1,800	39,014
Wakita & Company, Ltd.	9,500	97,452
Warabeya Nichiyo Holdings Company, Ltd.	2,700	49,311
Waseda Academy Company, Ltd.	2,900	31,303
Watahan & Company, Ltd.	4,400	44,759
WATAMI Company, Ltd. (A)	1,600	10,690
WDB Holdings Company, Ltd.	2,900	43,655
Weathernews, Inc.	1,600	54,088
Wellneo Sugar Company, Ltd.	3,300	51,852
Wellnet Corp.	2,500	9,100
West Holdings Corp.	5,309	105,124
Will Group, Inc.	4,400	33,645
WingArc1st, Inc.	4,500	89,961
World Company, Ltd.	7,000	90,359
World Holdings Company, Ltd.	2,000	34,388
Xebio Holdings Company, Ltd.	7,100	46,477
Yahagi Construction Company, Ltd.	7,000	72,943
YAKUODO Holdings Company, Ltd.	3,000	58,081
YAMABIKO Corp.	9,000	111,113
YAMADA Consulting Group Company, Ltd.	1,800	21,459
Yamaguchi Financial Group, Inc.	26,700	271,146
Yamaichi Electronics Company, Ltd.	6,000	90,754
YA-MAN, Ltd. (B)	2,500	16,660
Yamatane Corp.	1,900	34,419
Yamato Corp.	5,600	35,674
Yamaura Corp.	1,600	16,335
Yamaya Corp.	1,800	40,255
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	64

	Shares	Value
Japan (continued)
Yamazawa Company, Ltd.	1,800	$15,040
Yamazen Corp.	14,600	123,721
Yaoko Company, Ltd.	2,300	132,251
Yashima Denki Company, Ltd.	4,800	49,385
Yasuda Logistics Corp.	5,200	41,234
YE Digital Corp.	1,900	10,356
Yellow Hat, Ltd.	8,200	107,050
Yodogawa Steel Works, Ltd.	5,165	154,022
Yokogawa Bridge Holdings Corp.	9,200	175,196
Yokorei Company, Ltd.	13,200	93,346
Yokowo Company, Ltd.	5,000	52,648
Yomeishu Seizo Company, Ltd.	2,800	35,459
Yondenko Corp.	2,400	68,757
Yondoshi Holdings, Inc. (B)	4,859	61,646
Yonex Company, Ltd.	11,900	89,495
Yonkyu Company, Ltd.	1,200	20,097
Yorozu Corp.	6,100	38,162
Yoshinoya Holdings Company, Ltd.	16,000	340,113
Yotai Refractories Company, Ltd.	3,100	30,093
Yuasa Funashoku Company, Ltd.	1,100	25,670
Yuasa Trading Company, Ltd.	4,000	134,121
Yukiguni Maitake Company, Ltd.	5,000	33,803
Yurtec Corp.	10,300	91,954
Yushin Precision Equipment Company, Ltd.	3,000	13,785
Yushiro Chemical Industry Company, Ltd.	2,800	42,198
Yutaka Giken Company, Ltd.	1,600	28,802
Zaoh Company, Ltd.	1,800	30,760
Zenitaka Corp.	600	16,854
Zenrin Company, Ltd.	8,600	48,904
Zeon Corp.	4,200	35,640
ZERIA Pharmaceutical Company, Ltd.	5,700	80,632
ZIGExN Company, Ltd.	14,200	53,232
Zuiko Corp.	4,400	47,587
Jersey, Channel Islands 0.1%		356,232
Centamin PLC	312,328	356,232
Jordan 0.1%		456,138
Hikma Pharmaceuticals PLC	18,380	456,138
Liechtenstein 0.1%		435,363
Liechtensteinische Landesbank AG	4,093	328,958
VP Bank AG, Class A	976	106,405
Luxembourg 0.4%		2,206,191
APERAM SA (B)	11,360	347,386
65	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Luxembourg (continued)
Aroundtown SA (A)	148,387	$261,635
B&S Group Sarl (D)	5,479	21,485
Befesa SA (D)	9,885	315,743
d’Amico International Shipping SA	15,822	108,686
Grand City Properties SA	20,068	187,093
IVS Group SA	7,872	51,531
L’Occitane International SA	52,750	198,817
RTL Group SA	532	19,643
SES SA	96,958	627,902
Sword Group	1,702	66,270
Macau 0.0%		9,744
MECOM Power and Construction, Ltd. (A)	414,000	9,744
Malaysia 0.0%		69,929
Frencken Group, Ltd.	52,800	63,282
Pentamaster International, Ltd.	62,000	6,647
Malta 0.0%		18,396
Catena Media PLC (A)(B)	2,080	2,002
Gaming Innovation Group, Inc. (A)	5,338	16,394
Monaco 0.0%		45,512
Societe des Bains de Mer et du Cercle des Etrangers a Monaco	407	45,512
Mongolia 0.0%		199,849
Mongolian Mining Corp. (A)	114,000	199,849
Netherlands 1.9%		10,267,821
Aalberts NV	22,954	1,032,490
Acomo NV	4,872	93,887
Alfen N.V. (A)(B)(D)	4,865	262,414
AMG Critical Materials NV	7,182	164,073
Arcadis NV	21,136	1,233,652
Basic-Fit NV (A)(B)(D)	11,914	321,357
BE Semiconductor Industries NV	10,586	1,917,315
Brack Capital Properties NV (A)	1,254	70,184
Brunel International NV	4,689	52,042
Corbion NV	14,016	266,018
CTP NV (D)	15,918	258,118
Flow Traders, Ltd.	7,618	136,860
ForFarmers NV	13,376	35,101
Fugro NV (A)	29,875	660,252
Just Eat Takeaway.com NV (A)(D)	642	10,644
Kendrion NV	3,708	49,641
Koninklijke BAM Groep NV	68,896	246,305
Koninklijke Heijmans NV	4,999	84,003
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	66

	Shares	Value
Netherlands (continued)
Koninklijke Vopak NV	14,100	$524,392
Nedap NV	1,232	89,229
OCI NV	13,112	345,952
Pharming Group NV (A)	105,944	118,253
PostNL NV (B)	64,783	91,998
PPHE Hotel Group, Ltd.	4,959	81,112
SBM Offshore NV	33,843	480,578
SIF Holding NV (A)	2,116	22,668
Signify NV (D)	28,938	777,662
Sligro Food Group NV	5,272	75,233
TKH Group NV	9,206	384,600
TomTom NV (A)(B)	15,955	128,236
Van Lanschot Kempen NV	7,444	253,552
New Zealand 0.3%		1,823,255
Air New Zealand, Ltd.	288,020	107,741
Arvida Group, Ltd.	108,192	63,889
Briscoe Group, Ltd.	11,818	33,077
Channel Infrastructure NZ, Ltd.	43,399	38,604
Chorus, Ltd.	29,169	141,269
Comvita, Ltd.	3,159	4,515
Delegat Group, Ltd.	9,275	35,477
Freightways Group, Ltd.	26,522	136,777
Gentrack Group, Ltd. (A)	9,421	45,555
Hallenstein Glasson Holdings, Ltd.	12,034	42,087
Heartland Group Holdings, Ltd.	112,769	84,634
Investore Property, Ltd.	69,972	45,553
KMD Brands, Ltd.	103,491	32,770
Manawa Energy, Ltd.	10,579	26,750
Napier Port Holdings, Ltd.	4,702	6,997
NZME, Ltd.	72,696	44,394
NZX, Ltd.	87,081	53,063
Oceania Healthcare, Ltd.	113,880	40,905
PGG Wrightson, Ltd.	6,900	9,624
Rakon, Ltd.	10,875	8,682
Restaurant Brands New Zealand, Ltd.	8,039	16,143
Sanford, Ltd. (B)	22,753	53,442
Scales Corp., Ltd.	25,768	49,438
Serko, Ltd. (A)	10,833	26,670
Skellerup Holdings, Ltd.	32,456	84,935
SKY Network Television, Ltd.	36,695	62,048
SKYCITY Entertainment Group, Ltd.	105,720	124,252
Steel & Tube Holdings, Ltd.	21,933	14,701
Summerset Group Holdings, Ltd.	22,426	150,842
67	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
New Zealand (continued)
Synlait Milk, Ltd. (A)(B)	16,019	$7,231
The Warehouse Group, Ltd. (B)	25,288	20,484
Tourism Holdings, Ltd.	25,901	52,085
TOWER, Ltd. (A)	136,191	59,655
Turners Automotive Group, Ltd.	14,778	42,357
Vista Group International, Ltd. (A)	57,676	56,609
Norway 0.8%		4,412,396
2020 Bulkers, Ltd. (A)	2,700	38,208
ABG Sundal Collier Holding ASA	121,577	71,576
Agilyx ASA (A)	7,890	23,324
Akastor ASA	39,920	42,411
Aker Carbon Capture ASA (A)	54,921	41,882
AMSC ASA	15,163	38,320
ArcticZymes Technologies ASA (A)	10,381	29,552
Atea ASA (A)	16,653	194,893
Austevoll Seafood ASA	9,949	75,514
Avance Gas Holding, Ltd. (D)	2,133	23,205
Axactor ASA (A)	47,680	21,045
B2 Impact ASA	55,643	41,912
Belships ASA	19,970	39,201
BLUENORD ASA (A)	4,557	233,615
Bonheur ASA	4,889	100,519
Borregaard ASA	10,332	178,930
Bouvet ASA	21,297	126,659
BW Offshore, Ltd.	21,303	51,075
Cloudberry Clean Energy ASA (A)	29,651	27,936
Crayon Group Holding ASA (A)(B)(D)	14,612	105,926
DNO ASA	103,277	87,710
Elkem ASA (A)(D)	13,310	26,442
Elmera Group ASA (D)	23,730	73,714
Elopak ASA	5,391	17,276
Europris ASA (D)	39,405	271,751
FLEX LNG, Ltd.	1,954	49,034
Gram Car Carriers ASA (A)	1,231	25,479
Grieg Seafood ASA (B)	12,141	73,858
Hexagon Composites ASA (A)	34,610	71,402
Hexagon Purus ASA (A)	13,675	9,200
Hofseth BioCare ASA (A)	27,299	5,980
Itera ASA	21,736	25,239
Kid ASA (D)	7,973	96,587
Kitron ASA	37,825	129,323
Klaveness Combination Carriers ASA (D)	2,033	18,502
LINK Mobility Group Holding ASA (A)	19,215	30,928
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	68

	Shares	Value
Norway (continued)
Medistim ASA	2,819	$55,510
Morrow Bank ASA (A)	16,702	6,483
MPC Container Ships ASA (B)	81,418	104,758
Multiconsult ASA (D)	4,235	57,752
Norbit ASA	1,727	10,728
Norske Skog ASA (B)(D)	14,010	47,747
Norwegian Air Shuttle ASA (A)	70,682	116,297
NRC Group ASA (A)	15,653	16,453
Odfjell Drilling, Ltd.	25,549	107,632
Odfjell SE, A Shares	5,085	63,981
OKEA ASA (B)	6,814	15,033
Otello Corp. ASA (A)	16,811	12,155
Panoro Energy ASA	18,518	43,890
Pareto Bank ASA	9,307	48,413
PGS ASA (A)	202,980	130,751
PhotoCure ASA (A)	7,868	41,560
PoLight ASA (A)(D)	4,176	2,878
Protector Forsikring ASA	11,741	238,403
Sandnes Sparebank	1,787	16,893
SATS ASA (A)	6,705	10,831
Scatec ASA (D)	14,212	87,999
Selvaag Bolig ASA (B)	10,125	31,450
Siem Offshore, Inc. (A)	10,316	27,761
SpareBank 1 Helgeland	791	10,124
Sparebank 1 Oestlandet	5,853	68,952
SpareBank 1 Sorost-Norge	9,718	58,373
Sparebanken More	7,071	58,162
Ultimovacs ASA (A)(B)	2,829	35,915
Veidekke ASA	23,421	243,030
Volue ASA (A)	4,209	10,279
Wilh Wilhelmsen Holding ASA, Class A	2,768	96,668
Zaptec ASA (A)	10,602	17,407
Peru 0.0%		125,868
Hochschild Mining PLC (A)	107,762	125,868
Philippines 0.0%		10,402
Del Monte Pacific, Ltd.	136,300	10,402
Poland 0.0%		204,284
InPost SA (A)	13,074	204,284
Portugal 0.4%		1,866,678
Altri SGPS SA (B)	17,993	87,743
Banco Comercial Portugues SA (A)	1,973,538	571,394
Corticeira Amorim SGPS SA	6,510	66,519
69	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Portugal (continued)
CTT-Correios de Portugal SA	19,359	$76,171
Greenvolt-Energias Renovaveis SA (A)	10,419	91,356
Ibersol SGPS SA	4,333	30,923
Mota-Engil SGPS SA	23,312	143,344
NOS SGPS SA	43,695	151,981
REN - Redes Energeticas Nacionais SGPS SA (B)	96,289	228,087
Semapa-Sociedade de Investimento e Gestao	1,051	15,728
Sonae SGPS SA	184,232	169,516
The Navigator Company SA	57,515	233,916
Singapore 1.1%		5,903,268
AEM Holdings, Ltd.	46,700	74,588
Avarga, Ltd. (A)	74,200	9,972
Aztech Global, Ltd.	44,700	32,443
Banyan Tree Holdings, Ltd. (A)	78,000	19,155
Best World International, Ltd. (A)	20,626	25,024
Bonvests Holdings, Ltd.	36,400	26,054
Boustead Singapore, Ltd.	104,189	68,273
BRC Asia, Ltd.	15,100	21,003
Bukit Sembawang Estates, Ltd.	45,800	108,695
BW LPG, Ltd. (D)	12,857	148,056
Capitaland India Trust	227,492	170,957
Centurion Corp., Ltd.	85,000	26,876
China Aviation Oil Singapore Corp., Ltd.	72,800	50,892
China Sunsine Chemical Holdings, Ltd.	152,100	44,127
Chuan Hup Holdings, Ltd.	109,000	13,712
ComfortDelGro Corp., Ltd.	447,800	449,906
COSCO Shipping International Singapore Company, Ltd. (A)	278,500	28,345
CSE Global, Ltd.	92,000	29,131
CW Group Holdings, Ltd. (A)(C)	135,000	3,186
Delfi, Ltd.	56,500	40,554
Dyna-Mac Holdings, Ltd.	100,500	22,066
Ezion Holdings, Ltd. (A)(C)	1,126,020	0
Ezra Holdings, Ltd. (A)(C)	438,996	897
Far East Orchard, Ltd.	60,031	45,495
First Resources, Ltd.	113,100	119,534
Food Empire Holdings, Ltd.	36,000	38,540
Fraser and Neave, Ltd.	82,900	64,796
Fu Yu Corp., Ltd.	142,200	13,948
Gallant Venture, Ltd. (A)	264,000	25,095
Geo Energy Resources, Ltd.	105,900	25,943
Golden Agri-Resources, Ltd.	1,494,300	294,237
GuocoLand, Ltd.	69,700	74,692
Haw Par Corp., Ltd.	19,000	139,547
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	70

	Shares	Value
Singapore (continued)
Hiap Hoe, Ltd.	38,000	$17,899
Ho Bee Land, Ltd.	53,300	65,018
Hong Fok Corp., Ltd.	77,336	49,458
Hong Leong Asia, Ltd.	70,600	31,979
Hong Leong Finance, Ltd.	84,000	154,782
Hotel Grand Central, Ltd.	48,457	28,652
HRnetgroup, Ltd.	75,200	40,489
Hyflux, Ltd. (A)(B)	154,800	0
iFAST Corp., Ltd.	25,400	137,091
IGG, Inc. (A)	176,000	82,128
InnoTek, Ltd.	20,500	6,862
Japfa, Ltd.	87,620	13,674
Kenon Holdings, Ltd.	1,285	32,846
Keppel Infrastructure Trust	843,238	307,131
Low Keng Huat Singapore, Ltd.	64,000	14,138
Marco Polo Marine, Ltd.	526,500	21,922
Metro Holdings, Ltd.	151,300	55,163
Micro-Mechanics Holdings, Ltd.	5,200	6,487
Midas Holdings, Ltd. (A)(C)	249,000	30,201
Nanofilm Technologies International, Ltd.	56,700	29,857
NetLink NBN Trust	439,200	274,124
NSL, Ltd.	29,000	15,219
OM Holdings, Ltd.	69,157	18,890
OUE, Ltd.	79,600	61,568
Oxley Holdings, Ltd. (A)	409,889	27,696
Pacific Century Regional Developments, Ltd.	52,900	11,368
Pan-United Corp., Ltd.	68,750	22,218
Propnex, Ltd.	33,800	22,018
Q&M Dental Group Singapore, Ltd.	57,720	10,283
QAF, Ltd.	59,334	37,357
Raffles Medical Group, Ltd.	187,218	141,960
Riverstone Holdings, Ltd.	47,000	23,643
SATS, Ltd. (A)	93,420	182,277
SBS Transit, Ltd.	27,700	55,293
Sheng Siong Group, Ltd.	137,200	158,165
SHS Holdings, Ltd.	84,000	7,509
SIA Engineering Company, Ltd.	62,300	106,109
SIIC Environment Holdings, Ltd.	412,280	52,758
Silverlake Axis, Ltd.	45,300	7,749
Sinarmas Land, Ltd.	300,000	36,672
Sing Holdings, Ltd.	79,000	19,376
Sing Investments & Finance, Ltd.	42,900	32,246
Singapore Land Group, Ltd.	55,200	75,465
Singapore Post, Ltd.	306,600	90,062
71	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Singapore (continued)
Singapore Shipping Corp., Ltd.	87,492	$15,621
Stamford Land Corp., Ltd.	162,285	47,693
StarHub, Ltd.	112,600	95,450
Straits Trading Company, Ltd.	26,078	28,881
Swiber Holdings, Ltd. (A)(C)	128,250	0
The Hour Glass, Ltd.	46,700	53,827
Thomson Medical Group, Ltd.	654,600	25,934
Tuan Sing Holdings, Ltd.	163,317	30,879
UMS Holdings, Ltd.	101,312	108,822
United Overseas Insurance, Ltd.	2,400	10,896
UOB-Kay Hian Holdings, Ltd.	107,939	111,425
Venture Corp., Ltd.	36,000	375,205
Vicom, Ltd.	26,000	27,628
Wee Hur Holdings, Ltd.	102,000	14,628
Wing Tai Holdings, Ltd.	75,117	80,992
Yeo Hiap Seng, Ltd.	9,032	3,846
Spain 2.3%		12,454,818
Acerinox SA	37,508	411,851
Aedas Homes SA (D)	3,351	68,654
Almirall SA	18,979	162,548
Amper SA (A)(B)	414,671	35,034
Applus Services SA	40,300	496,472
Atresmedia Corp. de Medios de Comunicacion SA	19,771	81,000
Audax Renovables SA (A)	25,087	33,935
Azkoyen SA	4,660	30,530
Banco de Sabadell SA	1,307,942	1,701,085
Bankinter SA	167,713	1,067,622
Caja de Ahorros del Mediterraneo (A)(C)	1,684	0
Cia de Distribucion Integral Logista Holdings SA	13,623	366,231
CIE Automotive SA	9,455	252,297
Construcciones y Auxiliar de Ferrocarriles SA	4,008	142,010
Distribuidora Internacional de Alimentacion SA (A)	1,894,676	26,201
Ebro Foods SA	12,230	192,645
eDreams ODIGEO SA (A)	21,082	155,130
Elecnor SA	9,042	179,079
Enagas SA	53,485	772,488
Ence Energia y Celulosa SA (B)	35,093	108,480
Ercros SA	20,973	55,964
Faes Farma SA	73,009	236,748
Fluidra SA	18,959	443,425
Fomento de Construcciones y Contratas SA	5,055	72,563
Gestamp Automocion SA (D)	36,770	116,656
Global Dominion Access SA (D)	20,323	76,211
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	72

	Shares	Value
Spain (continued)
Grenergy Renovables SA (A)	473	$12,719
Grifols SA (A)	4,007	33,001
Grupo Catalana Occidente SA	9,419	343,834
Grupo Empresarial San Jose SA (B)	8,498	33,940
Iberpapel Gestion SA	2,945	60,538
Indra Sistemas SA	29,646	567,762
Laboratorios Farmaceuticos Rovi SA	6,307	506,232
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (B)	153,941	152,485
Mapfre SA	195,754	415,568
Melia Hotels International SA (A)	24,485	175,091
Miquel y Costas & Miquel SA	3,997	48,789
Neinor Homes SA (A)(D)	8,814	97,457
Obrascon Huarte Lain SA (A)	78,906	32,944
Oryzon Genomics SA (A)(B)	5,490	10,995
Pharma Mar SA	3,479	114,685
Prim SA	3,271	35,503
Promotora de Informaciones SA, Class A (A)	66,046	22,203
Prosegur Cash SA (B)(D)	84,840	44,602
Prosegur Cia de Seguridad SA (B)	50,677	97,069
Realia Business SA	115,998	128,801
Renta 4 Banco SA	1,156	12,727
Sacyr SA	95,747	314,665
Solaria Energia y Medio Ambiente SA (A)	18,688	223,181
Talgo SA (D)	24,045	110,575
Tecnicas Reunidas SA (A)	11,541	97,839
Tubacex SA	32,792	118,690
Tubos Reunidos SA (A)(B)	19,513	14,563
Unicaja Banco SA (D)	276,730	283,717
Vidrala SA	5,145	528,960
Viscofan SA	9,413	530,824
Sweden 2.6%		14,006,089
AcadeMedia AB (D)	24,393	111,538
AddLife AB, B Shares	12,454	120,466
AddNode Group AB	29,043	304,798
AFRY AB	16,879	265,655
Alimak Group AB (D)	15,592	141,413
Alleima AB	25,656	168,720
Alligo AB, Class B	6,910	93,659
Ambea AB (D)	15,895	93,883
Annehem Fastigheter AB (A)	4,788	6,743
Annehem Fastigheter AB, B Shares (A)	9,576	13,867
AQ Group AB	2,735	146,842
Arise AB	4,393	18,502
73	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Sweden (continued)
Arjo AB, B Shares	55,265	$261,657
Attendo AB (A)(D)	34,023	121,909
Beijer Alma AB	12,036	202,570
Bergman & Beving AB	9,091	162,501
Besqab AB (A)	8,595	24,102
Betsson AB, Class B (A)	32,192	318,304
BHG Group AB (A)	7,065	11,331
Bilia AB, A Shares	20,071	257,574
Billerud AB	13,247	112,869
BioGaia AB, B Shares	2,906	35,530
Biotage AB	4,053	68,023
Bjorn Borg AB (A)	3,433	17,572
Bonava AB, B Shares (A)(B)	29,697	22,531
Bonava AB, Paid Subscription Shares (A)	59,394	44,804
Boozt AB (A)(D)	2,632	33,857
Bravida Holding AB (D)	8,786	74,723
Bufab AB	8,187	313,732
Bulten AB	5,708	38,039
Bure Equity AB	11,714	375,394
Byggmax Group AB (A)	19,580	64,212
Catella AB	11,079	30,571
Catena AB	6,589	270,139
Cellavision AB	4,258	100,965
Cibus Nordic Real Estate AB	1,102	12,382
Clas Ohlson AB, B Shares	12,179	207,504
Cloetta AB, B Shares	55,240	95,354
Coor Service Management Holding AB (D)	27,734	119,482
Corem Property Group AB, B Shares	96,298	84,073
Corem Property Group AB, D Shares	667	13,845
CTT Systems AB	936	25,106
Dedicare AB, B Shares	1,034	9,623
Dios Fastigheter AB	26,861	194,866
Dometic Group AB (D)	3,784	30,280
Dustin Group AB (A)(D)	75,735	82,622
Eastnine AB	5,069	80,592
Elanders AB, B Shares	4,037	40,927
Electrolux Professional AB, B Shares	56,300	358,320
Eltel AB (A)(D)	12,277	8,442
Enea AB (A)	5,690	29,462
Ependion AB	7,806	75,130
eWork Group AB	2,362	32,644
Fagerhult Group AB	11,083	65,817
Fastighets AB Trianon (A)	12,708	19,987
FastPartner AB, A Shares	10,041	63,366
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	74

	Shares	Value
Sweden (continued)
Fingerprint Cards AB, B Shares (A)	39,344	$3,759
FormPipe Software AB (A)	5,063	14,153
G5 Entertainment AB	1,577	19,600
Granges AB	35,149	341,975
Green Landscaping Group AB (A)(D)	1,280	8,216
Hanza AB	2,882	19,215
Heba Fastighets AB, Class B	20,376	66,857
Hemnet Group AB	2,151	65,768
HMS Networks AB	5,699	248,117
Hoist Finance AB (A)(D)	16,495	68,530
Humana AB (A)	14,866	36,457
Instalco AB (B)	50,540	184,092
Inwido AB	14,469	186,229
ITAB Shop Concept AB	7,377	13,685
JM AB	16,432	255,902
Karnov Group AB (A)	22,617	140,880
K-fast Holding AB (A)(B)	13,045	24,720
KNOW IT AB	7,687	114,905
Lime Technologies AB	2,893	97,084
Lindab International AB	24,346	510,579
Loomis AB	4,945	133,820
Medcap AB (A)	1,769	68,778
Medicover AB, B Shares	773	10,696
MEKO AB	12,548	140,719
Micro Systemation AB, Class B	896	4,930
Modern Times Group MTG AB, B Shares (A)	25,418	183,324
Momentum Group AB	8,406	110,768
Mycronic AB	1,537	50,620
NCAB Group AB (B)	33,765	245,941
NCC AB, B Shares	22,559	305,468
Nederman Holding AB	3,389	59,464
Net Insight AB, B Shares (A)	57,222	34,366
New Wave Group AB, B Shares	26,181	320,442
Nilorngruppen AB, B Shares	1,816	12,051
Nobia AB (A)	40,167	30,097
Nolato AB, B Shares (B)	50,275	208,972
Nordic Paper Holding AB	3,939	16,292
Nordic Waterproofing Holding AB	7,761	128,172
Norion Bank AB (A)	12,523	52,989
Note AB (A)(B)	5,236	78,948
NP3 Fastigheter AB	7,846	142,023
Nyfosa AB	33,060	280,003
OEM International AB, B Shares	19,305	183,914
Orron Energy AB (A)(B)	38,699	25,162
75	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Sweden (continued)
Ovzon AB (A)	5,064	$5,060
Peab AB, Class B	12,069	66,578
Platzer Fastigheter Holding AB, Series B	17,303	127,608
Prevas AB, B Shares	1,258	14,424
Pricer AB, B Shares (A)	55,282	52,178
Proact IT Group AB	7,553	79,027
Probi AB	430	8,267
Ratos AB, B Shares	52,362	175,044
RaySearch Laboratories AB (A)	7,197	69,030
Rejlers AB	2,462	33,745
Resurs Holding AB (D)	40,162	56,963
Rottneros AB	30,661	33,704
RVRC Holding AB	6,517	39,178
Scandi Standard AB	16,774	110,049
Scandic Hotels Group AB (A)(D)	36,715	185,122
Sdiptech AB, Class B (A)	2,539	61,242
Sedana Medical AB (A)	11,546	18,136
Sensys Gatso Group AB (A)	2,799	20,244
Serneke Group AB (A)(C)	2,199	5,993
Sintercast AB	1,910	19,185
SkiStar AB (B)	11,299	141,272
Softronic AB, B Shares	8,843	19,693
Solid Forsakring AB	5,351	35,478
Stendorren Fastigheter AB (A)	3,938	69,061
Stillfront Group AB (A)	79,456	73,748
Storskogen Group AB, Class B	115,819	58,008
Synsam AB	4,295	24,038
Systemair AB	22,552	176,952
Tethys Oil AB	8,103	26,366
TF Bank AB (A)	1,974	32,649
Troax Group AB	11,456	243,325
Truecaller AB, Class B (A)	4,358	12,021
VBG Group AB, B Shares	6,568	175,914
Vitec Software Group AB, B Shares	5,912	324,493
Volati AB	3,453	34,786
XANO Industri AB, Class B	3,940	30,007
Switzerland 7.6%		42,064,942
Accelleron Industries AG	18,682	630,497
Adecco Group AG	27,262	1,092,866
Allreal Holding AG	3,628	623,949
ALSO Holding AG	2,122	556,027
Aluflexpack AG (A)	644	10,463
APG SGA SA	455	108,625
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	76

	Shares	Value
Switzerland (continued)
Arbonia AG (B)	14,657	$201,650
Aryzta AG (A)	244,668	432,651
Ascom Holding AG	7,226	60,386
Autoneum Holding AG (A)(B)	1,045	152,582
Avolta AG (A)	24,986	977,232
Baloise Holding AG	5,546	894,847
Banque Cantonale de Geneve, Bearer Shares	764	223,288
Banque Cantonale Vaudoise	4,954	593,762
Basilea Pharmaceutica AG (A)	2,614	103,833
Belimo Holding AG	2,455	1,163,766
Bell Food Group AG	615	183,262
Bellevue Group AG	2,069	51,431
Berner Kantonalbank AG	1,202	325,996
BKW AG	3,161	442,884
Bossard Holding AG, Class A	1,500	340,739
Bucher Industries AG	1,659	702,443
Burckhardt Compression Holding AG	774	460,181
Burkhalter Holding AG	621	64,450
Bystronic AG	390	191,415
Calida Holding AG	1,470	47,146
Carlo Gavazzi Holding AG	231	82,140
Cavotec SA (A)	16,419	23,362
Cembra Money Bank AG (B)	7,869	669,446
Cicor Technologies, Ltd. (A)	495	28,778
Cie Financiere Tradition SA, Bearer Shares	884	118,653
Clariant AG (A)	54,684	677,257
Coltene Holding AG (A)	976	62,150
Comet Holding AG	2,242	795,884
Daetwyler Holding AG, Bearer Shares	1,591	327,454
DKSH Holding AG	8,853	650,540
dormakaba Holding AG	981	509,252
EDAG Engineering Group AG	3,415	49,695
EFG International AG (A)	24,512	351,049
Emmi AG	606	616,328
Energiedienst Holding AG	4,094	183,023
Feintool International Holding AG	1,968	42,341
Fenix Outdoor International AG	1,259	78,039
Ferrexpo PLC (A)	8,182	7,453
Flughafen Zurich AG	4,980	1,050,534
Forbo Holding AG	262	300,979
Fundamenta Real Estate AG (A)	6,335	120,689
Galenica AG (D)	12,549	1,077,552
GAM Holding AG (A)	32,436	12,791
Georg Fischer AG	22,839	1,694,760
77	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Switzerland (continued)
Glarner Kantonalbank	403	$10,199
Gurit Holding AG, Bearer Shares (A)	1,058	77,459
Helvetia Holding AG	9,264	1,308,971
Hiag Immobilien Holding AG	1,255	100,626
Highlight Communications AG, Bearer Shares (A)	4,309	12,149
Huber + Suhner AG	4,648	337,819
Hypothekarbank Lenzburg AG	17	83,449
Implenia AG	3,410	119,681
Ina Invest Holding AG (A)	1,963	38,826
Inficon Holding AG	526	816,659
Interroll Holding AG	179	562,777
Intershop Holding AG	291	202,498
Investis Holding SA	998	106,029
IWG PLC (A)	230,568	540,645
Jungfraubahn Holding AG	1,575	299,321
Kardex Holding AG	1,832	486,856
Komax Holding AG	1,055	196,424
Kongsberg Automotive ASA (A)	142,572	22,866
Kudelski SA, Bearer Shares (A)	14,739	24,193
Landis+Gyr Group AG (A)	6,564	512,213
LEM Holding SA	123	235,100
Luzerner Kantonalbank AG	4,929	394,164
Medacta Group SA (D)	1,643	235,616
medmix AG (D)	6,835	117,152
Meier Tobler Group AG	1,260	48,529
Metall Zug AG, B Shares	57	91,962
Mikron Holding AG	1,756	33,654
Mobilezone Holding AG	10,980	170,119
Mobimo Holding AG	2,004	586,526
Novavest Real Estate AG (A)	1,200	47,475
OC Oerlikon Corp. AG	49,580	236,379
Orascom Development Holding AG (A)(B)	6,368	29,857
Orell Fuessli AG	223	18,708
Orior AG	1,596	116,717
Phoenix Mecano AG (A)	274	143,796
Plazza AG, Class A	271	92,847
PSP Swiss Property AG	14,470	1,839,766
Rieter Holding AG	771	81,703
Romande Energie Holding SA	3,950	236,079
Schweiter Technologies AG	298	148,806
Sensirion Holding AG (A)(D)	1,265	95,830
SFS Group AG (B)	4,572	570,725
Siegfried Holding AG (A)	1,234	1,238,451
SIG Group AG (A)	11,085	219,602
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	78

	Shares	Value
Switzerland (continued)
Softwareone Holding AG (A)	15,199	$283,841
St. Galler Kantonalbank AG	754	426,259
Stadler Rail AG	5,468	172,043
Sulzer AG	5,655	661,636
Swiss Prime Site AG	18,104	1,730,227
Swiss Steel Holding AG (A)	268,300	27,387
Swissquote Group Holding SA	3,306	881,867
Temenos AG	17,468	1,314,568
Thurgauer Kantonalbank	252	34,790
TX Group AG	832	125,316
u-blox Holding AG (A)	1,824	173,807
Valiant Holding AG	4,777	554,838
Varia US Properties AG	1,653	68,022
Vaudoise Assurances Holding SA	84	42,760
Vetropack Holding AG	3,874	156,461
Vontobel Holding AG	7,185	439,253
VZ Holding AG	4,476	562,555
V-ZUG Holding AG (A)	900	61,443
Walliser Kantonalbank	1,001	126,956
Warteck Invest AG	69	145,707
Ypsomed Holding AG	759	312,848
Zehnder Group AG	2,339	142,682
Zueblin Immobilien Holding AG (A)	324	9,503
Zug Estates Holding AG, B Shares	91	185,805
Zuger Kantonalbank AG, Bearer Shares	41	368,625
Taiwan 0.0%		22,011
FIT Hon Teng, Ltd. (A)(D)	168,000	22,011
Thailand 0.0%		6,311
Kerry Express Thailand PCL (A)	41,156	6,311
United Arab Emirates 0.0%		99,000
Gulf Marine Services PLC (A)	60,506	12,802
Shelf Drilling, Ltd. (A)(D)	33,573	86,198
United Kingdom 11.9%		65,559,034
4imprint Group PLC	7,346	529,823
A.G. Barr PLC	31,571	207,872
abrdn PLC	113,854	226,730
Accesso Technology Group PLC (A)	5,085	34,509
Accrol Group Holdings PLC (A)	24,318	11,034
Advanced Medical Solutions Group PLC	30,228	80,026
Airtel Africa PLC (D)	22,277	26,746
AJ Bell PLC	77,473	297,241
Alfa Financial Software Holdings PLC (D)	28,797	62,208
79	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United Kingdom (continued)
Alliance Pharma PLC	126,363	$66,361
Anglo-Eastern Plantations PLC	9,864	84,888
AO World PLC (A)	36,192	42,495
Argentex Group PLC	2,580	1,761
Ascential PLC (A)	115,514	435,893
Ashmore Group PLC	110,867	290,210
Ashtead Technology Holdings PLC	4,285	37,913
Aston Martin Lagonda Global Holdings PLC (A)(D)	5,245	11,477
Auction Technology Group PLC (A)	9,742	74,574
Avon Protection PLC	8,727	108,874
Babcock International Group PLC	174,882	1,084,752
Bakkavor Group PLC (D)	32,786	39,237
Balfour Beatty PLC	151,936	652,491
Bank of Georgia Group PLC	13,173	783,375
Beazley PLC	137,207	1,132,580
Begbies Traynor Group PLC	38,310	55,039
Bellway PLC	34,517	1,177,316
Benchmark Holdings PLC (A)	779	464
Bloomsbury Publishing PLC	31,031	214,013
Bodycote PLC	53,739	419,823
Boohoo Group PLC (A)(B)	217,506	93,430
BRAEMAR PLC	7,806	26,144
Breedon Group PLC	14,107	65,718
Bridgepoint Group PLC (D)	20,475	66,869
Britvic PLC	67,260	721,729
Brooks Macdonald Group PLC	2,126	45,059
Bytes Technology Group PLC	64,722	457,081
Camellia PLC	237	13,647
Capita PLC (A)	475,989	121,966
Capricorn Energy PLC	29,068	42,598
Card Factory PLC (A)	91,959	106,115
Carillion PLC (A)(C)	114,263	13,832
Carr’s Group PLC	23,815	38,216
Castings PLC	13,200	57,976
Central Asia Metals PLC	46,495	91,427
Chemring Group PLC	81,636	357,320
Chesnara PLC	50,850	162,130
City of London Investment Group PLC	2,827	11,568
Clarkson PLC	9,327	422,781
Close Brothers Group PLC	43,315	190,329
CMC Markets PLC (D)	34,310	72,807
Coats Group PLC	431,721	371,185
Cohort PLC	2,227	15,147
Computacenter PLC	26,318	968,942
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	80

	Shares	Value
United Kingdom (continued)
Concentric AB	9,708	$168,191
Costain Group PLC	45,591	35,144
Cranswick PLC	15,519	755,704
Crest Nicholson Holdings PLC	68,001	182,010
Currys PLC (A)	285,429	238,783
CVS Group PLC	18,305	340,524
Darktrace PLC (A)	45,164	204,769
De La Rue PLC (A)	17,335	18,774
Debenhams PLC (A)(C)	306,827	0
Deliveroo PLC (A)(D)	43,814	60,881
DFS Furniture PLC	54,530	83,904
Dialight PLC (A)	10,395	19,456
Diploma PLC	17,704	775,348
Direct Line Insurance Group PLC (A)	168,121	429,206
DiscoverIE Group PLC	18,374	155,706
Domino’s Pizza Group PLC	119,761	510,300
dotdigital Group PLC	80,240	95,543
Dowlais Group PLC	36,823	42,341
Dr. Martens PLC	60,207	72,820
Drax Group PLC	99,620	585,703
DS Smith PLC	86,290	351,587
Dunelm Group PLC	30,589	445,916
ECORA RESOURCES PLC	60,997	57,599
EKF Diagnostics Holdings PLC	106,847	37,682
Elementis PLC (A)	178,885	319,747
Endeavour Mining PLC	7,980	131,182
Energean PLC	31,946	414,216
EnQuest PLC (A)	492,057	80,505
Epwin Group PLC	19,976	19,513
Essentra PLC	83,596	176,085
FD Technologies PLC (A)	4,462	74,296
FDM Group Holdings PLC	25,431	128,848
Firstgroup PLC	189,934	377,375
Foresight Group Holdings, Ltd.	3,978	21,557
Forterra PLC (D)	55,975	121,485
Foxtons Group PLC	98,524	73,410
Frasers Group PLC (A)	29,741	304,802
Frontier Developments PLC (A)	5,848	8,973
Fuller Smith & Turner PLC, Class A	10,874	79,211
Funding Circle Holdings PLC (A)(D)	33,089	11,573
Galliford Try Holdings PLC	34,697	105,717
Games Workshop Group PLC	8,546	1,015,604
Gamma Communications PLC	21,943	342,721
GB Group PLC	7,350	26,394
81	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United Kingdom (continued)
Gem Diamonds, Ltd. (A)	21,233	$2,567
Genel Energy PLC	50,897	52,796
Genuit Group PLC	85,251	435,683
Gooch & Housego PLC	2,166	12,299
Goodwin PLC	1,168	83,453
Grainger PLC	188,339	593,458
Greggs PLC	26,234	894,722
Gulf Keystone Petroleum, Ltd. (A)	69,256	83,001
H&T Group PLC	5,754	24,921
Halfords Group PLC	57,249	109,853
Harbour Energy PLC	138,121	441,239
Hargreaves Lansdown PLC	52,318	482,176
Hargreaves Services PLC	890	5,859
Harworth Group PLC	17,409	28,520
Hays PLC	413,391	493,694
Headlam Group PLC	26,696	64,811
Helical PLC	42,397	102,255
Helios Towers PLC (A)	187,834	178,248
Henry Boot PLC (B)	36,616	83,715
Hill & Smith PLC	27,916	640,757
Hilton Food Group PLC	23,845	240,495
Hollywood Bowl Group PLC	49,809	205,032
Howden Joinery Group PLC	83,495	874,453
Hunting PLC	43,926	185,371
Ibstock PLC (D)	113,111	231,050
IDOX PLC	44,603	35,762
IG Group Holdings PLC	67,542	596,191
IMI PLC	27,110	595,061
Impax Asset Management Group PLC (B)	20,876	119,532
Inchcape PLC	96,372	831,878
Indivior PLC (A)	24,547	530,303
IntegraFin Holdings PLC	62,970	218,377
International Distributions Services PLC (A)	136,823	418,141
International Personal Finance PLC	75,585	107,279
iomart Group PLC	31,934	60,499
IP Group PLC	277,752	167,728
IQE PLC (A)	95,065	25,750
ITV PLC	854,113	604,369
J.D. Wetherspoon PLC (A)	23,201	221,748
James Fisher & Sons PLC (A)	13,980	45,288
James Halstead PLC	80,865	201,162
JET2 PLC	43,228	761,506
John Wood Group PLC (A)	200,883	375,206
Johnson Matthey PLC	18,315	357,000
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	82

	Shares	Value
United Kingdom (continued)
Johnson Service Group PLC	91,766	$165,658
Jupiter Fund Management PLC	117,807	120,902
Just Group PLC	287,345	304,807
Kainos Group PLC	23,106	323,534
Keller Group PLC	25,291	276,670
Kier Group PLC (A)	111,930	192,708
Kin & Carta PLC (A)	28,603	46,363
Kitwave Group PLC	3,781	14,626
Knights Group Holdings PLC	2,146	3,192
Lancashire Holdings, Ltd.	67,367	554,004
Learning Technologies Group PLC	87,165	91,257
Liontrust Asset Management PLC	16,912	136,980
LSL Property Services PLC	29,951	88,893
Luceco PLC (D)	29,077	51,515
Macfarlane Group PLC	27,112	42,251
Man Group PLC	319,577	980,928
Marks & Spencer Group PLC	441,775	1,324,121
Marshalls PLC	26,208	99,372
Marston’s PLC (A)	196,672	72,661
ME Group International PLC	57,572	116,939
Mears Group PLC	32,503	145,420
Metro Bank Holdings PLC (A)	15,668	6,902
Midwich Group PLC	7,442	32,948
Mitchells & Butlers PLC (A)	92,808	275,694
Mitie Group PLC	413,520	558,474
MJ Gleeson PLC	15,749	104,179
Mobico Group PLC	144,614	142,632
Moneysupermarket.com Group PLC	142,002	439,261
Moonpig Group PLC (A)	37,061	78,509
Morgan Advanced Materials PLC	81,510	272,043
Morgan Sindall Group PLC	15,566	462,821
Mortgage Advice Bureau Holdings, Ltd.	9,104	92,062
Motorpoint group PLC (A)	16,143	26,625
MP Evans Group PLC	6,022	58,159
N. Brown Group PLC (A)	39,244	8,713
NCC Group PLC	94,323	150,518
Next 15 Group PLC	27,404	311,168
Ninety One PLC	74,259	153,968
Norcros PLC	22,835	51,238
Odfjell Technology, Ltd.	5,943	34,192
OSB Group PLC	102,385	539,632
Oxford Instruments PLC	15,897	438,092
Pagegroup PLC	103,471	592,795
Pan African Resources PLC	407,545	99,405
83	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United Kingdom (continued)
Paragon Banking Group PLC	73,596	$597,720
PayPoint PLC	11,694	73,345
Pennon Group PLC	74,099	618,482
Persimmon PLC	30,288	521,970
Petrofac, Ltd. (A)(B)	22,925	7,642
Pets at Home Group PLC	133,626	466,093
Pharos Energy PLC	103,615	25,433
Phoenix Spree Deutschland, Ltd. (A)	5,180	9,992
Pinewood Technologies Group PLC (A)	399,706	184,428
Polar Capital Holdings PLC	24,577	131,314
Porvair PLC	10,112	79,968
Premier Foods PLC	187,431	326,657
PZ Cussons PLC	67,911	85,810
QinetiQ Group PLC	139,805	654,838
Quilter PLC (D)	395,370	483,706
Rank Group PLC (A)	69,151	61,609
Rathbones Group PLC	11,843	232,875
Reach PLC	92,287	68,922
Record PLC	16,553	13,840
Redcentric PLC	1,167	1,966
Redde Northgate PLC	62,860	274,481
Redrow PLC	90,057	726,716
Renew Holdings PLC	17,714	195,019
Renewi PLC (A)	26,325	182,552
Renishaw PLC	1,001	54,456
Ricardo PLC	20,401	108,627
RM PLC (A)	12,019	8,681
Robert Walters PLC	18,372	99,518
Rotork PLC	222,005	867,404
RS GROUP PLC	61,841	590,241
RWS Holdings PLC	12,808	33,475
S&U PLC	1,096	25,468
S4 Capital PLC (A)	8,658	4,380
Sabre Insurance Group PLC (D)	72,221	144,194
Saga PLC (A)	41,405	63,838
Savannah Energy PLC (A)(C)	124,942	41,400
Savills PLC	43,173	503,553
Senior PLC	109,946	220,540
Serco Group PLC	285,861	675,346
Serica Energy PLC	56,116	123,027
Severfield PLC	104,422	65,856
SIG PLC (A)	219,428	86,066
SigmaRoc PLC (A)	22,234	17,922
Smart Metering Systems PLC	28,027	336,327
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	84

	Shares	Value
United Kingdom (continued)
Smiths News PLC (B)	42,303	$25,430
Softcat PLC	33,287	618,752
Spectris PLC	3,400	150,260
Speedy Hire PLC	172,366	57,883
Spire Healthcare Group PLC (D)	74,587	212,378
Spirent Communications PLC	166,813	221,702
SSP Group PLC	203,010	561,186
SThree PLC	38,557	203,576
Studio Retail Group PLC (A)(C)	18,987	27,563
STV Group PLC	8,849	22,353
Synthomer PLC (A)	37,723	69,651
Tate & Lyle PLC	104,139	790,661
Tatton Asset Management PLC	9,513	67,814
Taylor Wimpey PLC	17,762	30,955
TClarke PLC	22,432	36,388
Team Internet Group PLC	43,466	73,809
Telecom Plus PLC	21,296	393,924
The Gym Group PLC (A)(D)	43,118	59,806
The Vitec Group PLC	19,063	79,026
THG PLC (A)(B)	92,840	73,865
TI Fluid Systems PLC (D)	19,361	37,301
Topps Tiles PLC	62,375	34,085
TORM PLC, Class A	9,712	332,761
TP ICAP Group PLC	217,724	491,678
Trainline PLC (A)(D)	6,776	26,497
Travis Perkins PLC	52,951	494,687
Trellus Health PLC (A)	6,575	270
Tribal Group PLC	40	22
Trifast PLC	32,876	31,540
TT Electronics PLC	64,139	110,157
Tullow Oil PLC (A)	306,885	109,389
Tyman PLC	39,993	150,228
Vanquis Banking Group PLC	75,097	115,289
Vertu Motors PLC	91,231	76,020
Vesuvius PLC	73,544	449,781
Victrex PLC	17,366	269,909
Virgin Money UK PLC	292,361	574,130
Vistry Group PLC	91,115	1,212,527
Volex PLC	35,475	127,682
Volution Group PLC	50,770	259,859
Vp PLC	3,980	26,606
Watches of Switzerland Group PLC (A)(D)	56,394	288,721
Watkin Jones PLC	61,285	36,284
WH Smith PLC	33,103	518,535
85	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United Kingdom (continued)
Wickes Group PLC	89,428	$179,986
Wilmington PLC	8,311	36,779
Wincanton PLC	45,881	362,254
Xaar PLC (A)	24,649	32,735
XPS Pensions Group PLC	19,896	57,043
Young & Co’s Brewery PLC	2,256	19,190
Young & Co’s Brewery PLC, Class A (B)	5,978	74,428
Zotefoams PLC	4,703	19,097
United States 0.7%		3,798,767
ADTRAN Holdings, Inc.	12,190	72,179
Argonaut Gold, Inc. (A)	105,540	17,886
Aura Minerals, Inc.	700	4,379
Burford Capital, Ltd.	48,548	724,680
Diversified Energy Company PLC	12,119	143,355
Energy Fuels, Inc. (A)	7,234	45,947
Frontage Holdings Corp. (A)(D)	106,000	22,529
Noble Corp. PLC	503	21,275
Perpetua Resources Corp. (A)(B)	7,000	20,374
Primo Water Corp.	42,661	692,811
PureTech Health PLC (A)	59,300	147,273
PureTech Health PLC, ADR (A)	387	9,679
REC Silicon ASA (A)(B)	69,026	62,607
Reliance Worldwide Corp., Ltd.	200,569	715,962
Samsonite International SA (A)(D)	228,600	797,363
SSR Mining, Inc.	50,982	218,631
SunOpta, Inc. (A)	9,939	71,550

Viemed Healthcare, Inc. (A)	1,216	10,287
Preferred securities 0.3%		$1,892,025
(Cost $1,567,489)
Germany 0.3%		1,892,025
Draegerwerk AG & Company KGaA	2,641	137,511
Einhell Germany AG	137	22,888
FUCHS SE	19,467	829,446
Jungheinrich AG	13,048	407,371
Sixt SE	4,486	302,814
STO SE & Company KGaA	753	121,937

Villeroy & Boch AG	3,600	70,058
Warrants 0.0%		$4,541
(Cost $0)
Arafura Rare Earths, Ltd. (Expiration Date: 6-20-25; Strike Price: AUD 0.23) (A)	19,913	388
European Lithium, Ltd. (Expiration Date: 3-31-25; Strike Price: AUD 0.18) (A)(C)	19,944	285

Webuild SpA (Expiration Date: 8-2-30) (A)(E)	5,704	3,868
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	86

	Shares	Value

Rights 0.0%		$1,628
(Cost $0)
AcadeMedia AB (Expiration Date: 3-13-24; Strike Price: SEK 65.00) (A)	24,393	1,628
Intercell AG (A)(C)(E)	8,699	0
Lifestyle Communities, Ltd. (Expiration Date: 3-15-24; Strike Price: AUD 16.00) (A)	4,034	0

	Yield (%)	Shares	Value
Short-term investments 4.0%			$21,792,568
(Cost $21,788,282)
Short-term funds 4.0%			21,792,568
John Hancock Collateral Trust (F)	5.2759(G)	2,179,213	21,792,568

Total investments (Cost $491,771,521) 102.7%	$565,737,224
Other assets and liabilities, net (2.7%)	(14,693,263)
Total net assets 100.0%	$551,043,961

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
AUD	Australian Dollar
SEK	Swedish Krona

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 2-29-24.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Strike price and/or expiration date not available.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(G)	The rate shown is the annualized seven-day yield as of 2-29-24.
87	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	33	Long	Mar 2024	$3,636,081	$3,773,880	$137,799
						$137,799
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
At 2-29-24, the aggregate cost of investments for federal income tax purposes was $503,682,333. Net unrealized appreciation aggregated to $62,192,690, of which $149,693,466 related to gross unrealized appreciation and $87,500,776 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	88

(b) Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter."

ITEM 11. CONTROLS AND PROCEDURES

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 13. EXHIBITS

(a)(1) Not applicable.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter."

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Kristie M. Feinberg

Kristie M. Feinberg

President

Date: April 11, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kristie M. Feinberg

Kristie M. Feinberg

President

Date: April 11, 2024

/s/ Charles A. Rizzo Charles A. Rizzo Chief Financial Officer

Date: August 21, 2023